UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs,
Schwab International Equity ETFs and Schwab High
Yield Bond ETF
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab High Yield Bond ETF

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2024

Item 1: Report(s) to Shareholders.

Annual Report |
August 31, 2024
Schwab International Dividend Equity ETF
Ticker Symbol: SCHY
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and othe
r i
nformation about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Dividend Equity ETF	$15	0.14%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 15.53% and its NAV return was
15.55% (for an explanation of the market price and NAV returns, please refer to footnote 3 on the following page). The MSCI EAFE
®
Index (Net), which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 19.40%
1
.
The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net) which returned
15.81%
1
during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones International Dividend 100 Index (Net) may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Indonesian securities, including Class B holdings of Telkom Indonesia Persero Tbk. PT
■

Brazilian securities
Top contributors to total return:
■

Securities from the United King
do
m, including Unilever PLC
■

Japanese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Dividend Equity ETF | Annual
Report
1
REG125422-00  00303698

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluct
uate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
T
o obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectu
s
.
Performance of Hypothetical $10,000 Investment (April 29, 2021 - August 31, 2024)
1,2

Average Annual Total Returns
1

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab International Dividend Equity ETF (04/29/2021)
Market Price Return 3	15.53%	4.76%
NAV Return 2,3	15.55%	4.81%
MSCI EAFE ® Index (Net) 4,5	19.40%	4.82%
Dow Jones International Dividend 100 Index (Net) 4	15.81%	4.90%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*
Inception (04/29/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones International Dividend 100 Index (Net) to the MSCI EAFE
®
I
ndex
(Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones
Internatio
nal
Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
2
Schwab International Dividend Equity ETF | Annual Report

Statistics

Net Assets (thousands)	$781,450
Number of Holdings (excludes derivatives)	103
Portfolio Turnover Rate (excludes in-kind transactions)	59%
Advisory Fees Paid by the Fund	$1,075,143
Weighted Average Market Cap (millions)	$73,588
Price/Earnings Ratio (P/E)	13.8
Price/Book Ratio (P/B)	2.0
Foreign Tax Paid and Passed Through	$ 3,085,318
Gross Income from Foreign Sources	$ 36,008,599
Qualified Dividend Income	$ 38,102,871
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab International Dividend Equity ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Dividend Equity ETF | Annual Report

Annual Report |
August 31, 2024
Schwab International Equity ETF
Ticker Symbol: SCHF
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31, 2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and oth
er i
nformation about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Equity ETF	$6	0.06%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 19.03% and its NAV return was
18.90% (for an explanation of the market price and NAV returns, please refer to footnote 3 on the following page). The MSCI EAFE
®
Index (Net), which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 19.40%
1
.
The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net) which returned 18.72%
1
during
the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Japanese securities, including Hitachi Ltd.
■

Securities from the United Kingdom
Top detractors from total return:
■

Securities from Hong Kong, including AIA Group Ltd.
■

While there were no additional markets that detracted from the total return of the fund, Portuguese securities were the smallest contributors to total return

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Equity ETF | Annual Report
1
REG125423-00  00303699

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 31, 2014 -
August 31,
2024)
1,2

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/03/2009)
Market Price Return 3	19.03%	8.81%	5.24%
NAV Return 2,3	18.90%	8.83%	5.25%
MSCI EAFE ® Index (Net) 4,5	19.40%	8.61%	5.20%
FTSE Developed ex US Index (Net) 4	18.72%	8.68%	5.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Developed ex US Index (Net) to the MSCI EAFE
®
Index (Net).
The
MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US In dex
(Net). The fund does not seek to track the regulatory
index.
2
Schwab International Equity ETF | Annual Report

Statistics

Net Assets (millions)	$41,540
Number of Holdings (excludes derivatives)	1,494
Portfolio Turnover Rate (excludes in-kind transactions)	4%
Advisory Fees Paid by the Fund	$21,190,378
Weighted Average Market Cap (millions)	$94,770
Price/Earnings Ratio (P/E)	16.2
Price/Book Ratio (P/B)	1.8
Foreign Tax Paid and Passed Through	$87,226,921
Gross Income from Foreign Sources	$1,118,231,522
Qualified Dividend Income	$ 878,411,686
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab International Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website
at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Equity ETF | Annual Report

Annual Report |
August 31, 2024
Schwab International Small-Cap Equity ETF
Ticker Symbol: SCHC
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Small-Cap Equity ETF	$12	0.11%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 14.12% and its NAV return was
14.46% (for an explanation of the market price and NAV returns, please refer to footnote 3 on the following page). The MSCI EAFE
®
Index (Net), which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 19.40%
1
.
The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net) which returned
14.29%
1
during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Securities from the United Kingdom, including Vistry Group
PLC
■

Canadian securities
Top detractors from total return:
■

South Korean securities, including Ecopro Co
.
 Ltd.
■

German securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other ta xes.
Schwab International Small-Cap Equity ETF | Annual Report
1
REG125424-00  00303700

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1,2

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Yea rs
Fund: Schwab International Small-Cap Equity ETF (01/14/2010)
Market Price Return 3	14.12%	6.54%	3.79%
NAV Return 2,3	14.46%	6.63%	3.87%
MSCI EAFE ® Index (Net) 4,5	19.40%	8.61%	5.20%
FTSE Developed Small Cap ex US Liquid Index (Net) 4	14.29%	6.48%	3.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap
Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Developed Small Cap ex US Liquid Index (Net) to the MSCI EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the
FTSE Develo
ped
Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory in dex.
2
Schwab International Small-Cap Equity ETF | Annual Report

Statistics

Net Assets (millions)	$4,267
Number of Holdings (excludes derivatives)	2,151
Portfolio Turnover Rate (excludes in-kind transactions)	14%
Advisory Fees Paid by the Fund	$4,345,459
Weighted Average Market Cap (millions)	$3,498
Price/Earnings Ratio (P/E)	14.2
Price/Book Ratio (P/B)	1.4
Foreign Tax Paid and Passed Through	$10,265,989
Gross Income from Foreign Sources	$120,092,581
Qualified Dividend Income	$85,541, 597
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab International Small-Cap Equity ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Small-Cap Equity ETF | Annual Report

Annual Report |
August 31, 2024
Schwab Emerging Markets Equity ETF
Ticker Symbol: SCHE
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Emerging Markets Equity ETF	$12	0.11%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 14.70% and its NAV return was
14.57% (for an explanation of the market price and NAV returns, please refer to footnote 3 on the following page). The MSCI
Emerging Markets Index (Net), which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 15.07%
1
. The fund generally invests in securities that are included in the FTSE Emerging Index (Net) which returned
16.04%
1
during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the FTSE Emerging Index (Net) may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Top detractors from total return:
■

Chinese securities, including Alibaba Group Holding Ltd.
■

Mexican securities
Top contributors to total return:
■

Indian securities, including Reliance Industries Ltd.
■

Taiwanese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses
or
other tax
es.
Schwab Emerging Markets Equity ETF | Annual Report
1
REG125412-00  00303687

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1,2

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (01/14/2010)
Market Price Return 3	14.70%	4.85%	2.71%
NAV Return 2,3	14.57%	4.88%	2.77%
MSCI Emerging Markets Index (Net) 4,5	15.07%	4.79%	2.56%
FTSE Emerging Index (Net) 4	16.04%	5.34%	3.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity
ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Emerging Index (Net) to the MSCI Emerging Markets Index (Net). The
MSCI Emerging Markets Index (Net) provi
des a bro
ad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging In dex
(Net). The fund does not seek to track the regulatory index.
2
Schwab Emerging Markets Equity ETF | Annual Report

Statistics

Ne t Assets (millions)	$9,089
Number of Holdings (exc ludes de rivatives)	1,983
Portfolio Turnover Rate (exclu des in- kind transactions)	8%
Advisory Fees Paid by the Fund	$9,402,965
Weighted Aver age Marke t Cap (millions)	$140,728
Price/Earnings Ratio (P/E)	14.9
Pric e/Book Ratio ( P/B)	2.1
Foreign Tax Paid and Passed T hroug h	$ 37,962,589
Gr oss Incom e from Fore ign Sources	$264, 214,819
Qualified Dividend Income	$ 110,536,261
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab Emerging Markets Equity ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Emerging Markets Equity ETF | Annual Report

Annual Report |
August 31, 2024
Schwab U.S. Broad Market ETF
Ticker Symbol: SCHB
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Broad Market ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 26.19% and its NAV return was
26.21% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The Dow Jones
U.S. Broad Stock Market Index returned 26.22% during the same period. Differences between the return of the fund and the return of the Dow Jones U.S. Broad Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Chevron Corp. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Broad Market ETF | Annual Report
1
REG125430-00  00303708

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns
and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/03/2009)
Market Price Return 2	26.19%	15.15%	12.31%
NAV Return 2	26.21%	15.13%	12.31%
Dow Jones U.S. Broad Stock Market Index	26.22%	15.14%	12.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been
reinvested
in the
fund
at Market Price and NAV, respectively.
2
Schwab U.S. Broad Market ETF | Annual Report

Statistics

Net Assets (millions)	$30,661
Number of Holdings (excludes derivatives)	2,418
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$7,941,537
Weighted Average Market Cap (millions)	$844,938
Price/Earnings Ratio (P/E)	26.3
Price/Book Ratio (P/B)	4.3
Dividends Received Deduction	89.86%
Qualified Dividend Income	$339,376,463
Qualified Business Income Deduction (199A)	$22,517,875
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Broad Market ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or
by
sending
an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 3-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Broad Market ETF | Annual Report

Annual Report |
August 31, 2024
Schwab 1000 Index
®
ETF
Ticker Symbol: SCHK
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index ETF	$6	0.05%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 26.62% and its NAV return was
26.68% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The Russell
1000
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 26.60%.
The fund generally invests in securities that are included in the Schwab 1000 Index
®
which returned 26.69% during the same
period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the
Schwab 1000 Index
®
may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Chevron Corp. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report date.
Schwab 1000 Index
®
ETF | Annual Report
1
REG125410-00  00303685

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (October 11, 2017 - August 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/2017)
Market Price Return 2	26.62%	15.35%	13.68%
NAV Return 2	26.68%	15.34%	13.68%
Russell 1000 ® Index 3	26.60%	15.55%	13.85%
Schwab 1000 Index ® 4	26.69%	15.39%	13.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performa
nce.
Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (10/11/2017) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Schwab 1000 Index
®
to the Russell 1000
®
Index. The Russell 1000
®
Index
provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the
regulatory index.
4
A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance
of the largest 1,000 publicly traded
companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
2
Schwab 1000 Index
®
ETF | Annual Report

Statistics

Net Assets (millions)	$3,736
Number of Holdings (excludes derivatives)	992
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$1,652,615
Weighted Average Market Cap (millions)	$884,319
Price/Earnings Ratio (P/E)	26.7
Price/Book Ratio (P/B)	4.5
Dividends Received Deduction	93.22%
Qualified Dividend Income	$43,400,529
Qualified Business Income Deduction (199A)	$1,790,356
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab 1000 Index
®
ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab 1000 Index
®
ETF | Annual Report

Annual Report |
August 31, 2024
Schwab U.S. Large-Cap ETF
Ticker Symbol: SCHX
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 26.91% and its NAV return was
26.95% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 27.14%. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index which returned 26.95%
during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Chevron Corp. (which detracted from the total return of the fund)
■

Materials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap ETF | Annual Report
1
REG125432-00  00303710

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/03/2009)
Market Price Return 2	26.91%	15.64%	12.75%
NAV Return 2	26.95%	15.63%	12.75%
S&P 500 ® Index 3	27.14%	15.92%	12.98%
Dow Jones U.S. Large-Cap Total Stock Market Index	26.95%	15.66%	12.77%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap
Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap ETF | Annual Report

Statistics

Net Assets (millions)	$44,971
Number of Holdings (excludes derivatives)	751
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$11,559,359
Weighted Average Market Cap (millions)	$907,675
Price/Earnings Ratio (P/E)	27.0
Price/Book Ratio (P/B)	4.6
Dividends Received Deduction	92.12%
Qualified Dividend Income	$ 505,442,288
Qualified Business Income Deduction (199A)	$ 26,664,307
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Large-Cap ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since S
ep
tember 1, 2023.
For more complete information, you may review the
fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective August 23, 2024, the fund revised its diversification policy under the Investment Company Act of 1940, as amended.
Under the revised policy, the fund will continue to track its benchmark index even if the fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if the fund crosses from diversified to non-diversified status under such circumstances.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 3-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website
at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap ETF | Annual Report

Annual Report |
August 31, 2024
Schwab U.S. Large-Cap Growth ETF
Ticker Symbol: SCHG
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth ETF	$5	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 32.87% and its NAV return was
32.95% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 27.14%. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index which returned
32.94% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Real estate sector securities, including CoStar Group, Inc. (which detracted from the total return of the fund)
■

Energy sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Growth ETF | Annual Report
1
REG125433-00  00303711

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/2009)
Market Price Return 2	32.87%	20.02%	16.00%
NAV Return 2	32.95%	20.01%	16.00%
S&P 500 ® Index 3	27.14%	15.92%	12.98%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	32.94%	20.05%	16.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance
. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index
is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund
. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index to the S&P
500
®
Index. The S&P 500
®
Index provides a broad measure of market performance. The fund generally invests in securities that are included
in the Dow Jones
U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap Growth ETF | Annual Report

Statistics

Net Assets (millions)	$31,741
Number of Holdings (excludes derivatives)	248
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$10,140,496
Weighted Avera ge Marke t Cap (millions)	$1,522,874
Price/Earnings Ratio (P/E)	36.0
Price/Book Ratio (P/B)	9.0
Dividends Received Deduction	99.32%
Qualified Di vidend I ncome	$116,945,705
Sector Weightings % of
Investments
1

Top Equity Holdings % of Net
Assets
4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sec
tor. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not
inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., I nc
.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amen ded.
3
Amount is less than 0.05%.
4
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Large-Cap Growth ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 4-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Growth ETF | Annual Report

Annual Report |
August 31, 2024
Schwab U.S. Large-Cap Value ETF
Ticker Symbol: SCHV
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value ETF	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ending August 31, 2024, the fund’s market price return was 20.44% and its NAV return was
20.56% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 27.14%. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index which returned
20.60% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Chevron Corp. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Value ETF | Annual Report
1
REG125434-00  00303712

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/2009)
Market Price Return 2	20.44%	10.56%	9.11%
NAV Return 2	20.56%	10.56%	9.11%
S&P 500 ® Index 3	27.14%	15.92%	12.98%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	20.60%	10.59%	9.16%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is
a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap
Value Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap Value ETF | Annual Report

Statistics

Net Assets (millions)	$11,695
Number of Holdings (excl udes deriv atives)	504
Portfolio Turnover Rate (excludes in-kind transactions)	6%
Advisory Fees Paid by the Fund	$4,180,125
Weighted Av erage Ma rket Cap (m illions)	$187,574
Price/Earnings Ratio (P/E)	20.7
Price/Book Ratio (P/B)	2.9
Dividends Rec eived D eduction	91.37%
Qualified Dividend Income	$236,803,406
Qualified Business Inco me Ded uction (199A)	$15,338,714
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Large-Cap Value ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since
September 1, 2023
. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 3-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other informatio
n abo
ut the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Value ETF | Annual Report

Annual Report |
August 31, 2024
Schwab U.S. Mid-Cap ETF
Ticker Symbol: SCHM
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap ETF	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 15.59% and its NAV return was
15.63% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 27.14%. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index which returned 15.68%
during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Mid-Cap Total Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Energy sector securities, including APA Corp.
■

While there were no additional sectors that detracted from the total return of the fund, securities in the consumer staples sector were the smallest contributors to total return
Top contributors to total return:
■

Financials sector securities, including Cboe Global Markets, Inc.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Mid-Cap ETF | Annual Report
1
REG125435-00  00303713

The performance data quoted represents past performance.
Past performance does not guarantee future results.
Investment
returns
and principal value of an investment will fluctu
a
te so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $
10,
000 Investment (August 31, 2014 -
Aug
ust 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (01/13/2011)
Market Price Return 2	15.59%	9.63%	8.85%
NAV Return 2	15.63%	9.63%	8.86%
S&P 500 ® Index 3	27.14%	15.92%	12.98%
Dow Jones U.S. Mid-Cap Total Stock Market Index	15.68%	9.64%	8.88%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the S&P 500
®
Index.
The S&P 500
®
Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock
Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Mid-Cap ETF | Annual Report

Statistics

Net Assets ( millions )	$11,521
Number of Holdings (excludes derivatives)	496
Portfolio Turnover Rate (excludes in-kind transactions)	13%
Advisory Fees Paid by the Fund	$4,286,548
Weighted Average Market Cap (millions)	$12,564
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	2.6
Dividends Received Deduction	72.22%
Qualified Dividend Income	$ 119,108,792
Qualified Business Income Dedu ction (199A)	$ 34,497,534
Sector Weightings % of Investments
1

Top
Equity
Holdings %
of
Net
As
sets
3

Portfolio holdings may
ha
ve changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Mid-Cap ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 3-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Mid-Cap ETF | Annual Report

Annual Report |
August 31, 2024
Schwab U.S. Small-Cap ETF
Ticker Symbol: SCHA
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Small-Cap ETF	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 17.31% and its NAV return was
17.29% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 27.14%. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index which returned 17.24%
during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Financials sector securities, including Class A holdings of Affirm Holdings, Inc.
■

Industrials sector securities
Top detractors from total return:
■

Energy sector stocks, including Transocean Ltd.
■

While there were no additional sectors that detracted from the total return of the fund, securities in the utilities sector were the smallest contributors to total return

Portfolio holdings may have changed since the report date.
Schwab U.S. Small-Cap ETF | Annual Report
1
REG125437-00  00303715

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold
or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/03/2009)
Market Price Return 2	17.31%	9.64%	8.00%
NAV Return 2	17.29%	9.64%	7.99%
S&P 500 ® Index 3	27.14%	15.92%	12.98%
Dow Jones U.S. Small-Cap Total Stock Market Index	17.24%	9.58%	7.95%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV
returns
assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap
Total Stock Market Index. The fund does not seek to track the regulatory inde
x.
2
Schwab U.S. Small-Cap ETF | Annual Report

Statistics

Net Assets (millions)	$17,910
Number of Holdings (excludes derivatives)	1,716
Portfolio Turnover Rate (excludes in-kind transactions)	11%
Advisory Fees Paid by the Fund	$6,304,237
Weighted Average Market Cap (millions)	$5,079
Price/Earnings Ratio (P/E)	18.3
Price/Book Ratio (P/B)	2.2
Dividends Received Deduction	65.85%
Qualified Dividend Income	$ 149,499,906
Qualified Business Income Deduction (199A)	$ 30,564,431
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Small-Cap ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information
,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Small-Cap ETF | Annual Report

Annual Report |
August 31, 2024
Schwab U.S. Dividend Equity ETF
Ticker Symbol: SCHD
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Dividend Equity ETF	$7	0.06%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 17.75% and its NAV return was
17.72% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 27.14%. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100
TM
Index which returned 17.81% during the
same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the
Dow Jones U.S. Dividend 100
TM
Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Materials sector securities, including Newmont Corp. (which detracted from the total return of the fund and was sold prior to the end of the reporting period)
■

Utilities sector securities
Top contributors to total return:
■

Financials sector securities, including BlackRock, Inc.
■

Health care sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Dividend Equity ETF | Annual Report
1
REG125431-00  00303709

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted
.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Dividend Equity ETF (10/20/2011)
Market Price Return 2	17.75%	13.60%	11.59%
NAV Return 2	17.72%	13.57%	11.59%
S&P 500 ® Index 3	27.14%	15.92%	12.98%
Dow Jones U.S. Dividend 100 TM Index	17.81%	13.67%	11.68%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100
TM
Index is a product of S&P
Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab
U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow
Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Dividend 100™ Index to the S&P 500
®
Index. The S&P
500
®
Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow J on
es U.S. Dividend 100™ Index. The
fund does not seek to track the
regulatory
index.
2
Schwab U.S. Dividend Equity ETF | Annual Report

Statistics

Net Assets (millions)	$60,686
Number of Holdings (excludes derivatives)	100
Portfolio Turnover Rate (excludes in-kind transactions)	29%
Advisory Fees Paid by the Fund	$31,893,383
Weighted Average Market Cap (millions)	$133,821
Price/Earnings Ratio (P/E)	17.6
Price/Book Ratio (P/B)	3.3
Dividends Received Deduction	99.55%
Qualified Dividend Income	$1,944,153,725
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector
. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Amount is less than 0.05%.
4
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Dividend Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2023. For more complete information
, you may review the fund’s
Annual Holdings and Financial Statements
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 3-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Dividend Equity ETF | Annual Report

Annual Report |
August 31, 2024
Schwab High Yield Bond ETF
Ticker Symbol: SCYB
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab High Yield Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund’s market price return was 12.13% and its NAV return was
11.95% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The Bloomberg
US Aggregate Bond Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index
which returned 12.37%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Of the fund’s return, over half came from income, with the remainder coming from price appreciation

Portfolio holdings may have changed since the report date.
Schwab High Yield Bond ETF | Annual Report
1
REG125421-00  00303697

The performance data quoted represents
past
performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus.
Performance of Hypothetical $10,000 Investment (July 11, 2023 - August 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab High Yield B on d ETF (07/11/2023)
Market Price Return 2	12.13%	12.51%
NAV Return 2	11.95%	12.36%
Bloomberg US Aggregate Bond Index 3	7.30%	6.58%
ICE BofA US Cash Pay High Yield Constrained Index	12.37%	12.81%

All total returns on this page assume
dividends
and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA
®
” is a registered trademark of Bank of America Corporation licensed by Bank of America
Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay
High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield
Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its
Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab High Yield Bond ETF.
*
Inception (07/11/2023) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share
NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the ICE BofA US Cash Pay High Yield Constrained Index to the Bloomberg US
Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.
2
Schwab High Yield Bond ETF | Annual Report

Statistics

Net Assets ( thousands )	$439,148
Number of Holdings	1,697
Portfolio Turnover Rate (excludes in-kind transactions)	24%
Advisory Fees Paid by the Fund	$41,912
Weighted Average Maturity	4.2 Yrs
Weighted Average Duration	3.1 Yrs
Qualified Interest Income	80.21%
Business Interest deduction (163j)	99.88%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
1
Includes the fund’s position(s) in money market mutual
funds
registered under the Investment Company Act of 1940, as amended.
Schwab High Yield Bond ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2023.
For more complete information, you may review the
fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective September 25, 2023, the management fee of the fund was reduced from 0.10% to 0.03%.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended August 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab High Yield Bond ETF | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty-one operational series. Thirteen series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February, two series have a fiscal year end of March 31, and nine series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-one operational series during 2024/2025 and the thirty operational series during 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b)Aucdit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024
$601,700	$558,674	$0	$0	$101,835	$98,550	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024/2025: $2,757,348	2023/2024: $3,399,066

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kimberly S. Patmore, Michael J. Beer and J. Derek Penn.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | August 31, 2024
Schwab International Equity ETFs

Schwab International Dividend Equity ETF	SCHY
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc.

Schwab International Equity ETFs | Annual Holdings and Financial Statements
1

Schwab International Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	4/29/21[1]– 8/31/21
Per-Share Data
Net asset value at beginning of period	$23.70	$21.72	$26.07	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.00	1.08	1.37	0.41
Net realized and unrealized gains (losses)	2.54	1.78	(5.09)	0.71
Total from investment operations	3.54	2.86	(3.72)	1.12
Less distributions:
Distributions from net investment income	(1.19)	(0.88)	(0.63)	(0.05)
Net asset value at end of period	$26.05	$23.70	$21.72	$26.07
Total return	15.55%	13.31%	(14.47%)	4.48%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14%	0.14%[4]	0.14%[4]	0.14%[5]
Net investment income (loss)	4.15%	4.67%	5.72%	4.76%[5]
Portfolio turnover rate[6]	59%	40%	45%	3%[3]
Net assets, end of period (x 1,000)	$781,450	$753,682	$438,821	$101,664

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 11.2%
Ampol Ltd.	133,621	2,622,848
BHP Group Ltd.	993,482	27,482,148
Harvey Norman Holdings Ltd.	359,065	1,115,805
QBE Insurance Group Ltd.	232,672	2,492,736
Rio Tinto Ltd.	209,532	15,858,784
Telstra Group Ltd.	2,281,507	6,083,651
Wesfarmers Ltd.	640,429	31,546,964
		87,202,936

Brazil 1.4%
Ambev SA	1,693,706	3,846,001
BB Seguridade Participacoes SA	107,529	697,392
Engie Brasil Energia SA	145,386	1,159,330
Klabin SA	504,294	1,922,502
Neoenergia SA	106,527	374,320
Telefonica Brasil SA	191,398	1,751,657
TIM SA	440,507	1,389,200
		11,140,402

Canada 6.3%
Bank of Nova Scotia	190,896	9,528,157
BCE, Inc.	170,071	5,957,375
Great-West Lifeco, Inc.	41,973	1,379,636
iA Financial Corp., Inc.	15,277	1,174,099
Manulife Financial Corp.	277,998	7,675,241
Quebecor, Inc., Class B	87,418	2,170,937
Sun Life Financial, Inc.	89,187	4,861,196
Toronto-Dominion Bank	274,058	16,420,095
		49,166,736

China 1.4%
China Construction Bank Corp., H Shares	15,237,384	10,782,827
People's Insurance Co. Group of China Ltd., H Shares	1,230,793	465,468
		11,248,295

Denmark 0.1%
Tryg AS	51,758	1,155,196

Finland 2.4%
Elisa OYJ	84,951	4,252,139
Kesko OYJ, B Shares	106,342	2,161,743
Kone OYJ, B Shares	227,550	12,291,504
		18,705,386

France 10.6%
AXA SA	270,831	10,312,529
Cie Generale des Etablissements Michelin SCA	403,480	15,859,192
TotalEnergies SE	410,711	28,272,569
Vinci SA	233,810	27,989,683
		82,433,973

Germany 3.0%
Deutsche Post AG	531,549	23,064,166

SECURITY	NUMBER OF SHARES	VALUE ($)
India 4.5%
HCL Technologies Ltd.	590,932	12,352,881
Indian Oil Corp. Ltd.	2,116,066	4,464,941
ITC Ltd.	1,153,684	6,903,844
Petronet LNG Ltd.	337,466	1,477,875
Power Grid Corp. of India Ltd.	2,545,916	10,241,794
		35,441,335

Indonesia 1.5%
Bank Mandiri Persero Tbk. PT	6,912,787	3,186,904
Bank Rakyat Indonesia Persero Tbk. PT	10,973,931	3,656,794
Telkom Indonesia Persero Tbk. PT, Class B	26,435,591	5,234,093
		12,077,791

Italy 7.1%
Enel SpA	3,901,088	29,639,536
Eni SpA	1,318,395	21,414,229
Generali	172,687	4,755,743
		55,809,508

Japan 10.5%
Daito Trust Construction Co. Ltd.	37,208	4,599,732
Japan Tobacco, Inc.	426,968	12,324,759
KDDI Corp.	843,535	28,450,948
Niterra Co. Ltd.	96,302	2,845,309
Ono Pharmaceutical Co. Ltd.	2,015,634	29,845,863
Sompo Holdings, Inc.	152,502	3,592,472
		81,659,083

Malaysia 0.2%
Telekom Malaysia Bhd.	1,144,700	1,790,208

Mexico 0.5%
Arca Continental SAB de CV	183,227	1,644,841
Coca-Cola Femsa SAB de CV	200,773	1,690,952
Kimberly-Clark de Mexico SAB de CV, A Shares	559,927	917,511
		4,253,304

Netherlands 2.6%
Koninklijke Ahold Delhaize NV	365,603	12,569,546
Koninklijke KPN NV	1,848,350	7,555,651
		20,125,197

New Zealand 0.3%
Spark New Zealand Ltd.	1,023,528	2,298,929

Norway 0.6%
Gjensidige Forsikring ASA	30,142	534,703
Telenor ASA	355,292	4,410,878
		4,945,581

Qatar 0.8%
Industries Qatar QSC	1,039,339	3,682,360
Ooredoo QPSC	436,832	1,322,133
Qatar Fuel QSC	351,426	1,404,353
		6,408,846

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
3

Schwab International Dividend Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.6%
GS Holdings Corp.	28,031	947,412
KT&G Corp.	37,856	3,066,227
LG Uplus Corp.	121,291	885,269
		4,898,908

Russia 0.0%
Severstal PAO *(a)(b)	708	0

Saudi Arabia 1.6%
Jarir Marketing Co.	328,977	1,120,377
Saudi Telecom Co.	1,005,786	11,525,022
		12,645,399

Singapore 2.5%
DBS Group Holdings Ltd.	311,792	8,697,501
Jardine Cycle & Carriage Ltd.	50,976	1,082,133
Singapore Exchange Ltd.	129,268	1,074,051
Singapore Technologies Engineering Ltd.	865,376	2,954,408
United Overseas Bank Ltd.	236,142	5,686,829
		19,494,922

South Africa 0.9%
Bidvest Group Ltd.	189,231	3,103,580
Sanlam Ltd.	272,488	1,364,205
Vodacom Group Ltd.	385,139	2,386,973
		6,854,758

Spain 0.8%
Endesa SA	179,216	3,788,947
Naturgy Energy Group SA	103,978	2,654,050
		6,442,997

Switzerland 10.5%
Coca-Cola HBC AG	79,040	2,929,370
Kuehne & Nagel International AG	31,283	9,700,698
Roche Holding AG	109,579	37,092,449
SGS SA	87,735	9,786,364
Swisscom AG	14,357	9,078,355
Zurich Insurance Group AG	22,589	13,082,957
		81,670,193

Taiwan 1.2%
Advantech Co. Ltd.	278,301	3,036,169
Chicony Electronics Co. Ltd.	376,752	1,907,903
Radiant Opto-Electronics Corp.	267,405	1,650,906
Simplo Technology Co. Ltd.	104,436	1,211,183
Synnex Technology International Corp.	705,859	1,590,886
		9,397,047

Thailand 0.7%
Intouch Holdings PCL NVDR	510,739	1,244,969
PTT Exploration & Production PCL NVDR	796,400	3,329,608
Tisco Financial Group PCL NVDR	60,396	170,419
TMBThanachart Bank PCL NVDR	7,096,600	387,907
		5,132,903

SECURITY	NUMBER OF SHARES	VALUE ($)
United Arab Emirates 0.4%
Abu Dhabi Islamic Bank PJSC	228,591	785,433
Emirates NBD Bank PJSC	383,068	2,054,627
		2,840,060

United Kingdom 15.0%
British American Tobacco PLC	829,967	30,934,648
GSK PLC	1,373,106	29,902,307
Imperial Brands PLC	338,837	9,707,903
Schroders PLC	145,501	654,753
Unilever PLC	517,325	33,355,629
Vodafone Group PLC	12,853,485	12,571,546
		117,126,786
Total Common Stocks (Cost $703,908,871)		775,430,845

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	0
Total Preferred Stocks (Cost $260,897)		0

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)	2,922,995	2,922,995
Total Short-Term Investments (Cost $2,922,995)		2,922,995

Total Investments in Securities (Cost $707,092,763)		778,353,840

See financial notes
4
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/20/24	41	5,039,925	187,816
MSCI Emerging Markets Index, expires 09/20/24	18	990,000	5,496
			193,312

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(b)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(c)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Consumer Staples	15.6%
Financials	14.9%
Communication Services	14.1%
Health Care	12.4%
Industrials	12.1%
Energy	8.1%
Consumer Discretionary	6.7%
Utilities	6.1%
Materials	5.8%
Information Technology	2.8%
Other (b)	0.6%
Short-Term Investments	0.4%
Total	99.6%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$775,430,845	$—	$—	$775,430,845
Russia	—	—	0 *	0
Preferred Stocks
Russia	—	—	0 *	0
Short-Term Investments[1]	2,922,995	—	—	2,922,995
Futures Contracts[2]	193,312	—	—	193,312
Total	$778,547,152	$—	$0	$778,547,152

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
5

Schwab International Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $707,092,763)		$778,353,840
Foreign currency, at value (cost $1,151,644)		1,150,460
Deposit with broker for futures contracts		290,729
Receivables:
Dividends		1,878,205
Foreign tax reclaims		1,551,398
Variation margin on future contracts		10,083
Other assets	+	1,860
Total assets		783,236,575

Liabilities
Payables:
Foreign capital gains tax		1,690,909
Management fees	+	95,923
Total liabilities		1,786,832
Net assets		$781,449,743

Net Assets by Source
Capital received from investors		$760,600,345
Total distributable earnings	+	20,849,398
Net assets		$781,449,743

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$781,449,743		30,000,000		$26.05

See financial notes
6
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $3,426,328)		$32,675,053
Other Interest		15,208
Securities on loan, net	+	71,549
Total investment income		32,761,810

Expenses
Management fees		1,075,143
Total expenses	–	1,075,143
Net investment income		31,686,667

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $318,571)		(19,986,069)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		31,512,847
Net realized losses on futures contracts		(31,206)
Net realized losses on foreign currency transactions	+	(291,854)
Net realized gains		11,203,718
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($1,356,342))		66,426,254
Net change in unrealized appreciation (depreciation) on futures contracts		343,964
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	137,323
Net change in unrealized appreciation (depreciation)	+	66,907,541
Net realized and unrealized gains		78,111,259
Increase in net assets resulting from operations		$109,797,926
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
7

Schwab International Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$31,686,667	$29,201,590
Net realized gains (losses)		11,203,718	(23,560,516)
Net change in unrealized appreciation (depreciation)	+	66,907,541	65,101,920
Increase in net assets resulting from operations		$109,797,926	$70,742,994

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($37,920,460 )	($22,397,950 )

TRANSACTIONS IN FUND SHARES
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,900,000	$119,033,418	13,800,000	$316,042,310
Shares redeemed	+	(6,700,000)	(163,142,920)	(2,200,000)	(49,526,960)
Net transactions in fund shares		(1,800,000)	($44,109,502 )	11,600,000	$266,515,350

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,800,000	$753,681,779	20,200,000	$438,821,385
Total increase (decrease)	+	(1,800,000)	27,767,964	11,600,000	314,860,394
End of period		30,000,000	$781,449,743	31,800,000	$753,681,779
See financial notes
8
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$17.64	$15.66	$20.03	$16.06	$15.41
Income (loss) from investment operations:
Net investment income (loss)[2]	0.53	0.53	0.58	0.48	0.39
Net realized and unrealized gains (losses)	2.74	1.96	(4.36)	3.92	0.75
Total from investment operations	3.27	2.49	(3.78)	4.40	1.14
Less distributions:
Distributions from net investment income	(0.54)	(0.51)	(0.59)	(0.43)	(0.49)
Net asset value at end of period	$20.37	$17.64	$15.66	$20.03	$16.06
Total return	18.90%	16.09%	(19.27%)	27.62%	7.37%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%[3]	0.06%[3]	0.06%	0.06%
Net investment income (loss)	2.86%	3.15%	3.20%	2.59%	2.50%
Portfolio turnover rate[4]	4%	6%	6%	6%	6%
Net assets, end of period (x 1,000,000)	$41,540	$31,752	$26,120	$28,338	$19,844

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
9

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 6.7%
AGL Energy Ltd.	1,118,502	8,810,873
ALS Ltd.	901,730	9,587,281
Amcor PLC	2,792,257	31,619,987
AMP Ltd.	5,290,936	4,595,073
Ampol Ltd.	443,743	8,710,236
Ansell Ltd.	284,332	5,754,783
ANZ Group Holdings Ltd.	5,824,394	120,136,309
APA Group	2,462,965	12,683,817
Aristocrat Leisure Ltd.	1,224,471	45,453,274
ASX Ltd.	361,568	15,018,732
Atlas Arteria Ltd.	2,195,787	7,598,193
Aurizon Holdings Ltd.	3,296,393	7,559,719
Bank of Queensland Ltd.	1,220,721	5,234,599
Beach Energy Ltd.	3,316,185	2,812,540
Bendigo & Adelaide Bank Ltd.	1,047,176	8,561,634
BHP Group Ltd.	9,660,364	267,229,352
BlueScope Steel Ltd.	853,045	11,957,826
Brambles Ltd.	2,685,293	33,214,545
CAR Group Ltd.	724,436	18,609,324
Challenger Ltd.	877,936	4,098,276
Charter Hall Group	880,237	8,654,021
Cleanaway Waste Management Ltd.	4,182,296	8,172,543
Cochlear Ltd.	123,154	25,098,920
Coles Group Ltd.	2,501,270	31,888,736
Commonwealth Bank of Australia	3,207,341	303,577,304
Computershare Ltd.	1,111,928	21,448,824
CSL Ltd.	928,327	193,470,875
Deterra Royalties Ltd.	796,585	1,988,978
Dexus	2,036,070	9,974,241
Domain Holdings Australia Ltd.	482,799	927,049
Domino's Pizza Enterprises Ltd.	119,115	2,426,203
Downer EDI Ltd.	1,288,620	4,887,498
Endeavour Group Ltd.	2,800,984	10,148,500
Evolution Mining Ltd.	3,602,439	10,363,643
Flight Centre Travel Group Ltd. (a)	442,127	6,290,649
Fortescue Ltd.	3,051,725	37,829,787
Goodman Group	3,607,500	81,752,824
GPT Group	3,556,141	11,871,184
Harvey Norman Holdings Ltd.	1,100,251	3,419,064
IDP Education Ltd. (a)	520,717	5,716,500
IGO Ltd.	1,160,698	4,370,812
Iluka Resources Ltd.	787,295	3,290,547
Incitec Pivot Ltd.	3,613,063	7,427,935
Insignia Financial Ltd.	1,234,150	1,942,701
Insurance Australia Group Ltd.	4,587,544	23,500,503
James Hardie Industries PLC *	822,874	30,752,273
JB Hi-Fi Ltd.	218,533	11,798,216
Lendlease Corp. Ltd.	1,288,467	5,909,761
Liontown Resources Ltd. *(a)	3,184,702	1,620,616
Lottery Corp. Ltd.	4,153,303	14,061,904
Lynas Rare Earths Ltd. *	1,740,930	8,339,422
Macquarie Group Ltd.	690,837	101,082,275
Magellan Financial Group Ltd.	251,760	1,627,907
Medibank Pvt Ltd.	5,146,778	13,479,466
Metcash Ltd.	2,216,562	5,384,097
Mineral Resources Ltd.	340,342	9,271,522
Mirvac Group	7,455,827	10,319,911
National Australia Bank Ltd.	5,957,618	154,292,483
New Hope Corp. Ltd.	994,351	3,022,510
NEXTDC Ltd. *	1,289,747	14,832,836
Northern Star Resources Ltd.	2,103,547	21,779,941
Nufarm Ltd.	715,054	1,926,102
SECURITY	NUMBER OF SHARES	VALUE ($)
Orica Ltd.	956,721	11,528,644
Origin Energy Ltd.	3,333,533	22,527,555
Orora Ltd.	2,438,241	4,135,867
Perpetual Ltd.	210,218	2,802,737
Pilbara Minerals Ltd.	5,754,904	11,596,969
Pro Medicus Ltd.	94,696	9,682,664
Qantas Airways Ltd. *	1,587,121	7,225,743
QBE Insurance Group Ltd.	2,857,987	30,619,094
Qube Holdings Ltd.	3,447,624	9,029,364
Ramsay Health Care Ltd.	330,292	9,311,487
REA Group Ltd.	93,499	13,893,160
Reece Ltd.	402,880	7,473,502
Region RE Ltd.	2,252,752	3,454,393
Rio Tinto Ltd.	718,358	54,370,141
Santos Ltd.	6,197,956	30,362,368
Scentre Group	9,960,710	23,248,701
SEEK Ltd.	652,879	10,210,655
Seven Group Holdings Ltd.	330,075	9,200,110
Sims Ltd.	297,921	2,219,491
Sonic Healthcare Ltd.	908,135	17,055,579
South32 Ltd.	8,850,485	18,855,874
Star Entertainment Group Ltd. *(b)	6,330,939	1,778,355
Steadfast Group Ltd.	2,118,383	9,299,481
Stockland	4,482,495	15,267,695
Suncorp Group Ltd.	2,439,564	29,248,172
Tabcorp Holdings Ltd.	4,224,014	1,246,707
Telstra Group Ltd.	7,877,354	21,005,009
TPG Telecom Ltd. (a)	681,714	2,294,214
Transurban Group	5,892,817	54,176,657
Treasury Wine Estates Ltd.	1,593,067	12,354,644
Vicinity Ltd.	7,068,326	10,646,810
Washington H Soul Pattinson & Co. Ltd.	466,373	10,916,978
Wesfarmers Ltd.	2,161,141	106,455,886
Westpac Banking Corp.	6,620,548	140,331,420
Whitehaven Coal Ltd.	1,311,701	5,954,029
WiseTech Global Ltd.	313,505	25,285,217
Woodside Energy Group Ltd.	3,612,760	66,649,712
Woolworths Group Ltd.	2,349,116	56,869,481
Worley Ltd.	898,436	9,284,040
Xero Ltd. *	291,045	28,207,198
Yancoal Australia Ltd.	580,743	2,127,785
		2,777,391,044

Austria 0.2%
ANDRITZ AG	128,805	8,497,425
Erste Group Bank AG	576,323	31,584,009
OMV AG	265,393	11,568,407
Raiffeisen Bank International AG	244,824	4,853,533
Telekom Austria AG	280,778	2,762,951
Verbund AG	122,963	10,500,712
voestalpine AG	208,788	5,102,852
		74,869,889

Belgium 0.8%
Ackermans & van Haaren NV	41,487	8,256,768
Ageas SA	307,531	15,835,690
Anheuser-Busch InBev SA	1,687,938	103,321,332
Argenx SE *	114,892	59,530,127
D'ieteren Group	41,711	10,111,209
Elia Group SA	69,842	7,661,233
Groupe Bruxelles Lambert NV	167,176	12,907,036
KBC Group NV	457,432	35,615,355
Lotus Bakeries NV	749	9,434,795
See financial notes
10
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sofina SA	34,681	8,445,448
Syensqo SA	137,458	11,320,128
UCB SA	231,603	41,966,354
Umicore SA	382,073	4,821,249
Warehouses De Pauw CVA	321,578	8,592,746
		337,819,470

Canada 8.6%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limitee	964,527	78,579,161
Alimentation Couche-Tard, Inc.	1,392,149	79,464,309
Bank of Montreal	1,392,639	116,463,989
Bank of Nova Scotia	2,354,964	117,542,889
Barrick Gold Corp.	3,327,261	67,174,752
BCE, Inc.	588,497	20,614,315
Brookfield Asset Management Ltd., Class A	804,170	32,781,376
Brookfield Corp.	2,841,460	142,942,673
Cameco Corp.	827,318	33,755,679
Canadian Imperial Bank of Commerce	1,789,264	104,561,256
Canadian National Railway Co.	1,075,568	126,721,902
Canadian Natural Resources Ltd.	4,035,838	146,071,733
Canadian Pacific Kansas City Ltd.	1,789,300	148,520,862
Cenovus Energy, Inc.	2,477,383	45,935,671
CGI, Inc. *	390,267	43,965,304
Constellation Software, Inc.	37,546	122,595,664
Dollarama, Inc.	518,362	52,499,657
Enbridge, Inc.	4,078,195	164,065,838
Fairfax Financial Holdings Ltd.	41,077	49,586,820
Fortis, Inc.	941,855	41,440,921
Franco-Nevada Corp.	370,797	45,274,238
George Weston Ltd.	105,794	17,205,704
Great-West Lifeco, Inc. (a)	533,352	17,531,066
Hydro One Ltd.	586,892	19,948,449
Imperial Oil Ltd.	315,423	23,754,728
Intact Financial Corp.	339,308	63,853,599
Loblaw Cos. Ltd.	277,683	36,237,348
Magna International, Inc.	512,695	21,546,314
Manulife Financial Corp.	3,450,601	95,267,567
Metro, Inc.	404,196	25,389,897
National Bank of Canada	649,158	59,480,261
Nutrien Ltd.	949,597	45,987,903
Pembina Pipeline Corp.	1,064,562	42,882,635
Power Corp. of Canada	1,033,911	31,736,522
Restaurant Brands International, Inc.	597,551	41,512,669
Royal Bank of Canada	2,696,766	326,113,094
Saputo, Inc.	490,167	10,899,874
Shopify, Inc., Class A *	2,317,371	171,616,991
Sun Life Financial, Inc.	1,126,068	61,377,077
Suncor Energy, Inc.	2,468,110	100,097,861
TC Energy Corp.	1,982,910	91,836,945
Teck Resources Ltd., Class B	870,587	41,683,531
TELUS Corp.	950,596	15,354,832
Thomson Reuters Corp.	263,244	45,084,014
Toronto-Dominion Bank	3,386,177	202,881,686
Tourmaline Oil Corp.	633,697	28,878,998
Waste Connections, Inc.	491,707	91,690,450
Wheaton Precious Metals Corp.	863,572	53,368,141
		3,563,777,165

Denmark 2.9%
AP Moller - Maersk AS, Class A	5,861	8,519,351
AP Moller - Maersk AS, Class B	8,899	13,291,846
Carlsberg AS, Class B	175,576	20,635,769
Coloplast AS, Class B	237,452	32,425,627
SECURITY	NUMBER OF SHARES	VALUE ($)
Danske Bank AS	1,258,026	39,316,813
Demant AS *	183,048	7,758,067
DSV AS	321,764	57,538,008
Genmab AS *	124,660	34,658,610
H Lundbeck AS	702,837	4,998,063
H Lundbeck AS, Class A	13,418	82,038
Novo Nordisk AS, Class B	5,852,869	814,794,825
Novonesis (Novozymes) B, Class B	665,900	46,247,173
Orsted AS *	365,085	21,161,992
Pandora AS	157,544	27,610,997
Rockwool AS, Class B	15,713	6,818,154
Svitzer Group AS *	24,480	941,077
Tryg AS	641,652	14,321,144
Vestas Wind Systems AS *	1,942,529	44,652,857
		1,195,772,411

Finland 0.9%
Elisa OYJ	266,105	13,319,624
Fortum OYJ	871,342	13,946,503
Kesko OYJ, B Shares	503,526	10,235,786
Kone OYJ, B Shares	625,498	33,787,349
Metso OYJ	1,195,604	12,148,941
Neste OYJ	806,952	18,891,500
Nokia OYJ	10,078,034	44,376,084
Nordea Bank Abp	6,401,067	75,671,441
Orion OYJ, B Shares	212,734	11,295,748
Sampo OYJ, A Shares	860,562	38,492,790
Stora Enso OYJ, R Shares	1,146,422	14,840,657
UPM-Kymmene OYJ	1,017,860	34,453,544
Valmet OYJ	307,034	8,802,269
Wartsila OYJ Abp	945,481	20,951,989
		351,214,225

France 8.9%
Accor SA	324,969	13,694,090
Aeroports de Paris SA	59,370	7,787,423
Air Liquide SA	1,081,622	201,999,575
Airbus SE	1,125,706	172,975,820
Alstom SA *	695,721	14,227,478
Amundi SA	105,521	7,942,481
Arkema SA	115,680	10,775,087
AXA SA	3,427,061	130,493,432
Ayvens SA	353,674	2,462,420
BioMerieux	79,656	9,231,527
BNP Paribas SA	1,914,305	132,603,525
Bollore SE	1,789,770	11,797,429
Bouygues SA	344,826	12,370,505
Bureau Veritas SA	584,382	19,302,076
Capgemini SE	308,204	63,965,812
Carrefour SA	982,294	15,852,852
Cie de Saint-Gobain SA	877,436	76,805,176
Cie Generale des Etablissements Michelin SCA	1,347,993	52,984,237
Covivio SA	113,081	6,308,536
Credit Agricole SA	1,942,669	30,438,066
Danone SA	1,203,441	83,655,177
Dassault Aviation SA	42,255	9,111,197
Dassault Systemes SE	1,289,846	50,370,332
Edenred SE	483,668	20,456,568
Eiffage SA	149,669	15,705,384
Engie SA	3,372,639	59,469,462
EssilorLuxottica SA	582,800	138,180,699
Eurazeo SE	88,687	6,999,353
Eurofins Scientific SE	248,395	14,198,336
Euronext NV	151,422	16,191,030
Gecina SA	102,364	11,274,018
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
11

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Getlink SE	703,593	12,706,237
Hermes International SCA	64,824	155,633,740
Ipsen SA	63,634	7,726,881
JCDecaux SE *	136,544	2,821,794
Kering SA	138,083	39,586,614
Klepierre SA	385,968	11,560,789
La Francaise des Jeux SAEM	187,091	7,637,517
Legrand SA	481,502	53,937,025
L'Oreal SA	442,366	194,197,138
LVMH Moet Hennessy Louis Vuitton SE	472,030	352,315,003
Neoen SA	127,127	5,448,557
Orange SA	3,640,379	41,504,215
Pernod Ricard SA	384,519	54,820,380
Pluxee NV *	161,997	3,845,399
Publicis Groupe SA	434,396	47,804,409
Remy Cointreau SA	41,543	3,393,615
Renault SA	374,535	17,805,901
Rexel SA	443,767	11,219,138
Safran SA	644,322	141,177,941
Sanofi SA	2,107,517	236,080,423
Sartorius Stedim Biotech	47,836	9,742,739
Schneider Electric SE	1,019,708	259,265,780
SCOR SE	281,837	5,886,786
SEB SA	47,817	5,007,049
Societe Generale SA	1,388,264	33,545,493
Sodexo SA	171,601	15,290,584
SOITEC *	45,721	5,688,404
STMicroelectronics NV	1,257,527	40,046,591
Teleperformance SE	115,603	12,650,220
Thales SA	188,337	31,687,473
TotalEnergies SE	3,851,895	265,157,169
Unibail-Rodamco-Westfield *	200,019	16,042,718
Valeo SE	452,146	4,839,645
Veolia Environnement SA	1,188,123	39,375,091
Vinci SA	948,322	113,524,795
Vivendi SE	1,271,591	14,279,331
Wendel SE	51,179	5,197,641
Worldline SA *	456,204	4,183,190
		3,702,262,518

Germany 6.9%
adidas AG	318,378	81,759,723
Allianz SE	748,227	232,644,876
BASF SE	1,712,231	86,898,058
Bayer AG	1,878,432	57,937,920
Bayerische Motoren Werke AG	560,846	52,035,491
Bechtle AG	152,163	6,558,634
Beiersdorf AG	190,718	27,602,077
Brenntag SE	249,091	18,533,819
Carl Zeiss Meditec AG, Bearer Shares	79,603	5,846,268
Commerzbank AG	1,997,001	29,576,227
Continental AG	214,180	14,480,592
Covestro AG *	367,972	22,564,874
CTS Eventim AG & Co. KGaA	118,175	11,105,591
Daimler Truck Holding AG	1,007,432	38,650,283
Delivery Hero SE *	373,616	11,782,197
Deutsche Bank AG	3,741,333	61,075,618
Deutsche Boerse AG	355,015	79,732,820
Deutsche Lufthansa AG	1,118,770	7,291,502
Deutsche Post AG	1,877,726	81,475,430
Deutsche Telekom AG	6,390,641	181,867,407
Deutsche Wohnen SE	91,950	2,193,347
DWS Group GmbH & Co. KGaA	60,450	2,336,571
E.ON SE	4,258,694	60,385,677
Evonik Industries AG	418,307	9,283,631
Fielmann Group AG	44,796	2,189,164
SECURITY	NUMBER OF SHARES	VALUE ($)
Fraport AG Frankfurt Airport Services Worldwide *	65,736	3,326,732
Fresenius Medical Care AG	399,896	15,430,600
Fresenius SE & Co. KGaA *	794,391	29,342,621
FUCHS SE	54,571	1,872,544
GEA Group AG	321,380	15,083,186
Hannover Rueck SE	114,949	32,610,855
Heidelberg Materials AG	260,704	27,604,917
Henkel AG & Co. KGaA	190,749	15,867,176
HOCHTIEF AG	38,932	4,766,178
Infineon Technologies AG	2,497,074	91,212,368
KION Group AG	134,669	5,224,732
Knorr-Bremse AG	123,021	10,124,384
LEG Immobilien SE	138,039	13,302,364
Mercedes-Benz Group AG	1,602,674	110,591,148
Merck KGaA	249,971	48,656,445
MTU Aero Engines AG	103,381	30,896,755
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	252,115	136,547,036
Nemetschek SE	101,382	10,576,710
Puma SE	202,318	8,754,041
Qiagen NV *	429,749	19,726,829
Rational AG	8,889	8,968,462
Rheinmetall AG	82,469	49,476,434
RTL Group SA	72,564	2,365,456
RWE AG	1,357,193	49,019,295
SAP SE	2,101,036	459,824,886
Sartorius AG	4,640	1,011,795
Scout24 SE	138,439	10,588,754
Siemens AG	1,424,481	267,922,716
Siemens Energy AG *	1,048,594	30,235,940
Siemens Healthineers AG	530,534	30,877,504
Sixt SE	27,888	1,971,000
Symrise AG	249,922	32,933,832
Talanx AG	110,614	9,531,848
thyssenkrupp AG	920,653	3,256,950
Traton SE (a)	113,375	3,752,294
Volkswagen AG	56,408	6,306,239
Vonovia SE	1,330,561	45,921,840
Wacker Chemie AG	27,399	2,642,171
Zalando SE *	437,724	11,357,071
		2,845,289,905

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	1,266,032	5,380,360
AIA Group Ltd.	21,480,733	152,698,150
ASMPT Ltd.	577,687	6,502,348
Bank of East Asia Ltd.	2,612,335	3,315,486
BOC Aviation Ltd.	386,299	3,327,944
BOC Hong Kong Holdings Ltd.	6,721,899	21,198,748
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	3,147,086	3,614,929
Cathay Pacific Airways Ltd. (a)	1,851,877	1,887,393
Champion REIT	3,629,026	865,339
China Travel International Investment Hong Kong Ltd.	4,445,032	569,847
Chow Tai Fook Jewellery Group Ltd.	3,278,412	2,794,913
CK Asset Holdings Ltd.	3,631,536	14,688,344
CK Hutchison Holdings Ltd.	5,124,635	28,282,593
CK Infrastructure Holdings Ltd.	1,105,234	8,203,816
CLP Holdings Ltd.	3,371,278	30,210,288
Dah Sing Banking Group Ltd.	630,761	548,249
DFI Retail Group Holdings Ltd.	588,283	1,094,206
ESR Group Ltd.	5,269,147	8,173,514
First Pacific Co. Ltd.	4,128,035	2,206,798
FIT Hon Teng Ltd. *	2,096,970	618,306
See financial notes
12
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Galaxy Entertainment Group Ltd.	4,032,630	15,612,716
Hang Lung Group Ltd.	1,645,909	1,880,038
Hang Lung Properties Ltd.	3,370,300	2,575,123
Hang Seng Bank Ltd.	1,405,282	16,988,628
Henderson Land Development Co. Ltd.	2,442,369	7,608,529
Hong Kong & China Gas Co. Ltd.	21,269,248	17,314,461
Hong Kong Exchanges & Clearing Ltd.	2,435,130	75,048,107
Hongkong Land Holdings Ltd.	2,061,865	7,731,994
Huabao International Holdings Ltd. (a)	1,778,193	528,871
HUTCHMED China Ltd. *(a)	924,718	3,289,693
Hysan Development Co. Ltd.	1,155,557	1,860,648
Jardine Matheson Holdings Ltd.	366,531	13,209,777
Johnson Electric Holdings Ltd.	659,133	907,529
Kerry Logistics Network Ltd.	535,210	480,292
Kerry Properties Ltd.	1,121,217	2,104,330
Lenovo Group Ltd.	14,732,506	18,112,498
Link REIT	4,943,218	23,384,025
Man Wah Holdings Ltd.	2,842,224	1,687,029
Melco International Development Ltd. *	1,436,626	762,478
MGM China Holdings Ltd.	1,381,722	1,859,915
MMG Ltd. *	6,632,109	1,904,508
MTR Corp. Ltd.	2,730,741	9,644,623
NagaCorp Ltd. *	2,649,683	1,131,153
New World Development Co. Ltd. (a)	2,638,819	2,655,598
Nexteer Automotive Group Ltd.	1,529,615	539,260
NWS Holdings Ltd.	1,712,527	1,556,563
Orient Overseas International Ltd.	244,960	3,407,282
PCCW Ltd.	7,854,517	4,440,595
Power Assets Holdings Ltd.	2,670,261	18,639,520
PRADA SpA	1,065,482	7,615,074
Samsonite International SA	2,628,028	6,684,282
Sands China Ltd. *	4,784,908	8,735,076
Shangri-La Asia Ltd.	2,073,020	1,275,639
Sino Land Co. Ltd.	6,982,979	7,483,937
SITC International Holdings Co. Ltd.	2,406,804	5,658,785
SJM Holdings Ltd. *	4,379,850	1,336,347
Sun Hung Kai Properties Ltd.	2,711,819	26,577,940
Super Hi International Holding Ltd. *(a)	305,286	495,477
Swire Pacific Ltd., A Shares	811,131	6,883,861
Swire Pacific Ltd., B Shares	1,541,742	2,023,927
Swire Properties Ltd.	1,924,474	3,547,759
Techtronic Industries Co. Ltd.	2,513,791	33,869,985
United Energy Group Ltd. *	14,049,635	783,497
Vitasoy International Holdings Ltd.	1,503,359	934,733
VTech Holdings Ltd.	308,323	2,003,997
WH Group Ltd.	15,767,519	11,481,399
Wharf Holdings Ltd.	2,009,643	5,281,483
Wharf Real Estate Investment Co. Ltd.	2,884,742	8,413,399
Wynn Macau Ltd.	2,763,541	1,891,866
Xinyi Glass Holdings Ltd.	3,958,593	3,582,851
Yue Yuen Industrial Holdings Ltd.	1,365,351	2,366,487
		701,975,155

Ireland 0.2%
AIB Group PLC	2,930,756	17,663,873
Bank of Ireland Group PLC	1,976,453	22,686,820
Glanbia PLC	332,312	5,885,378
Kerry Group PLC, Class A	294,432	29,592,335
Kingspan Group PLC	291,699	25,410,783
		101,239,189

SECURITY	NUMBER OF SHARES	VALUE ($)
Israel 0.6%
Airport City Ltd. *	135,424	2,090,626
Amot Investments Ltd.	406,757	1,809,802
Azrieli Group Ltd.	67,386	4,588,378
Bank Hapoalim BM	2,590,972	25,770,440
Bank Leumi Le-Israel BM	2,945,296	28,352,787
Bezeq The Israeli Telecommunication Corp. Ltd.	4,356,430	5,179,678
Big Shopping Centers Ltd. *	24,456	2,696,733
Camtek Ltd.	53,184	5,030,305
Delek Group Ltd.	14,052	1,688,177
Elbit Systems Ltd.	48,542	9,994,768
Electra Ltd.	2,988	1,230,208
Energix-Renewable Energies Ltd.	491,818	1,759,834
Enlight Renewable Energy Ltd. *	216,326	3,575,122
Fattal Holdings 1998 Ltd. *	12,441	1,478,173
First International Bank Of Israel Ltd.	94,322	3,882,088
Gav-Yam Lands Corp. Ltd.	79,041	654,334
Harel Insurance Investments & Financial Services Ltd.	307,887	3,159,078
ICL Group Ltd.	1,358,642	6,183,647
Israel Corp. Ltd.	6,006	1,353,026
Israel Discount Bank Ltd., A Shares	2,325,048	12,863,874
Melisron Ltd.	44,016	3,358,685
Mivne Real Estate KD Ltd.	1,234,958	3,127,312
Mizrahi Tefahot Bank Ltd.	257,695	9,838,941
Nice Ltd. *	122,468	21,870,371
Nova Ltd. *	56,380	12,820,913
Phoenix Financial Ltd.	304,585	3,262,061
Shapir Engineering & Industry Ltd. *	284,517	1,661,219
Strauss Group Ltd.	88,652	1,421,120
Teva Pharmaceutical Industries Ltd. *	2,139,913	40,420,907
Tower Semiconductor Ltd. *	205,792	9,042,934
		230,165,541

Italy 2.4%
A2A SpA	2,795,820	6,381,257
Amplifon SpA	239,858	7,733,980
Banca Mediolanum SpA	486,774	5,953,852
Banco BPM SpA	2,668,219	18,146,006
Brunello Cucinelli SpA	63,919	6,279,235
Buzzi SpA	177,553	6,965,144
Davide Campari-Milano NV	935,422	8,639,533
DiaSorin SpA	39,502	4,547,375
Enel SpA	14,863,295	112,927,769
Eni SpA	4,269,352	69,345,591
Ferrari NV	224,869	111,311,429
FinecoBank Banca Fineco SpA	1,147,020	19,609,534
Generali	2,389,201	65,797,810
Hera SpA	1,467,014	5,650,955
Infrastrutture Wireless Italiane SpA	665,254	7,967,519
Interpump Group SpA	146,707	6,453,378
Intesa Sanpaolo SpA	30,630,447	127,634,774
Italgas SpA	916,678	5,164,675
Leonardo SpA	779,779	19,817,634
Mediobanca Banca di Credito Finanziario SpA	1,061,907	17,966,369
Moncler SpA	392,682	24,088,840
Nexi SpA *	1,541,265	10,771,849
Pirelli & C SpA	779,470	4,740,197
Poste Italiane SpA	863,156	11,990,613
Prysmian SpA	523,028	36,704,776
Recordati Industria Chimica e Farmaceutica SpA	180,996	10,618,257
Reply SpA	41,374	6,535,215
Snam SpA	4,390,253	21,785,456
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
13

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stellantis NV	3,946,406	66,126,973
Telecom Italia SpA *	19,650,906	5,202,980
Tenaris SA	870,726	12,698,152
Terna - Rete Elettrica Nazionale	2,815,840	24,504,700
UniCredit SpA	3,127,419	129,399,841
		999,461,668

Japan 21.6%
ABC-Mart, Inc.	143,283	2,943,302
Acom Co. Ltd.	726,215	1,863,356
Activia Properties, Inc.	1,750	4,140,483
Advance Residence Investment Corp.	2,681	6,094,646
Advantest Corp.	1,414,864	64,531,519
Aeon Co. Ltd.	1,364,501	34,195,695
AEON Financial Service Co. Ltd.	212,422	1,941,056
Aeon Mall Co. Ltd.	219,787	3,100,460
AEON REIT Investment Corp.	2,770	2,549,226
AGC, Inc.	335,943	10,599,376
Aica Kogyo Co. Ltd.	99,666	2,292,376
Air Water, Inc.	339,313	4,743,461
Aisin Corp.	404,674	14,129,753
Ajinomoto Co., Inc.	867,319	33,339,408
Alfresa Holdings Corp.	304,290	5,007,238
Alps Alpine Co. Ltd.	367,566	3,926,712
Amada Co. Ltd.	679,493	7,000,031
Amano Corp.	125,327	3,765,706
Amvis Holdings, Inc.	79,690	1,357,311
ANA Holdings, Inc.	291,989	5,906,759
Anritsu Corp.	239,143	1,924,904
Aozora Bank Ltd. (a)	221,315	4,084,155
As One Corp.	126,832	2,559,201
Asahi Group Holdings Ltd.	860,744	32,081,712
Asahi Intecc Co. Ltd.	365,584	6,705,072
Asahi Kasei Corp.	2,300,220	16,303,197
Asics Corp.	1,255,771	24,799,763
ASKUL Corp.	74,949	1,091,253
Astellas Pharma, Inc.	3,431,496	42,821,526
Azbil Corp.	236,565	7,774,208
AZ-COM MARUWA Holdings, Inc.	164,042	1,248,299
Bandai Namco Holdings, Inc.	1,088,131	23,368,604
BayCurrent Consulting, Inc.	249,287	7,993,688
Bic Camera, Inc.	270,563	3,095,759
BIPROGY, Inc.	118,901	3,845,368
Bridgestone Corp.	1,076,076	41,992,128
Brother Industries Ltd.	477,570	8,857,373
Calbee, Inc.	133,219	2,960,727
Canon Marketing Japan, Inc.	86,135	2,689,260
Canon, Inc.	1,807,908	62,293,702
Capcom Co. Ltd.	661,361	14,412,269
Casio Computer Co. Ltd.	390,858	3,135,347
Central Japan Railway Co.	1,730,907	40,180,390
Chiba Bank Ltd.	1,256,802	10,573,692
Chubu Electric Power Co., Inc.	1,302,673	16,273,907
Chugai Pharmaceutical Co. Ltd.	1,240,418	62,904,753
Chugin Financial Group, Inc.	313,088	3,304,943
Chugoku Electric Power Co., Inc.	563,743	3,896,895
Coca-Cola Bottlers Japan Holdings, Inc.	262,529	3,719,634
COMSYS Holdings Corp.	202,889	4,467,306
Concordia Financial Group Ltd.	2,027,564	11,432,506
Cosmo Energy Holdings Co. Ltd.	122,590	6,777,580
Cosmos Pharmaceutical Corp.	64,552	3,165,422
Credit Saison Co. Ltd.	299,983	6,644,313
CyberAgent, Inc.	775,660	5,383,087
Dai Nippon Printing Co. Ltd.	433,145	15,614,698
Daicel Corp.	464,763	4,163,891
Daido Steel Co. Ltd.	311,860	3,097,075
SECURITY	NUMBER OF SHARES	VALUE ($)
Daifuku Co. Ltd.	538,905	10,392,811
Dai-ichi Life Holdings, Inc.	1,725,563	49,501,574
Daiichi Sankyo Co. Ltd.	3,602,418	151,118,225
Daiichikosho Co. Ltd.	144,900	1,644,499
Daikin Industries Ltd.	508,534	64,647,260
Daio Paper Corp.	156,840	930,775
Daito Trust Construction Co. Ltd.	110,160	13,618,214
Daiwa House Industry Co. Ltd.	1,140,820	35,171,464
Daiwa House REIT Investment Corp.	4,246	6,879,100
Daiwa Office Investment Corp.	1,186	2,500,615
Daiwa Securities Group, Inc.	2,564,921	18,919,166
Daiwa Securities Living Investments Corp.	3,586	2,561,341
Denka Co. Ltd.	158,692	2,468,034
Denso Corp.	3,909,483	60,157,252
Dentsu Group, Inc.	378,630	11,641,953
Dentsu Soken, Inc.	41,331	1,703,142
Descente Ltd.	71,716	2,149,929
DIC Corp.	154,930	3,333,647
Disco Corp.	160,364	46,984,157
DMG Mori Co. Ltd.	247,836	5,896,116
Dowa Holdings Co. Ltd.	86,114	2,985,498
East Japan Railway Co.	2,060,580	39,646,405
Ebara Corp.	906,371	12,272,315
Eisai Co. Ltd.	511,522	21,496,536
Electric Power Development Co. Ltd.	309,324	5,266,400
ENEOS Holdings, Inc.	5,259,163	28,516,254
EXEO Group, Inc.	352,806	3,794,473
Ezaki Glico Co. Ltd.	93,264	2,651,784
Fancl Corp. (a)	170,372	3,276,272
FANUC Corp.	1,810,316	53,300,537
Fast Retailing Co. Ltd.	295,981	94,828,568
Food & Life Cos. Ltd.	191,858	3,572,178
FP Corp.	83,200	1,560,232
Frontier Real Estate Investment Corp.	820	2,413,173
Fuji Electric Co. Ltd.	245,869	14,717,861
Fuji Kyuko Co. Ltd.	64,693	1,204,066
Fuji Media Holdings, Inc.	87,673	1,030,845
Fuji Oil Holdings, Inc.	86,249	1,898,479
Fuji Soft, Inc.	106,225	6,500,221
FUJIFILM Holdings Corp.	2,212,135	59,327,545
Fujikura Ltd.	498,636	14,407,209
Fujitsu General Ltd.	105,290	1,399,600
Fujitsu Ltd.	3,110,588	57,199,954
Fukuoka Financial Group, Inc.	300,374	7,905,176
Fuyo General Lease Co. Ltd.	34,731	2,713,266
GLP J-Reit	8,779	8,055,179
GMO internet group, Inc.	104,100	1,799,167
GMO Payment Gateway, Inc.	75,252	4,725,312
Goldwin, Inc.	65,487	4,046,472
GS Yuasa Corp.	181,069	3,420,420
Hachijuni Bank Ltd.	841,772	5,307,722
Hakuhodo DY Holdings, Inc.	435,326	3,680,411
Hamamatsu Photonics KK	237,049	6,323,260
Hankyu Hanshin Holdings, Inc.	403,015	12,375,125
Harmonic Drive Systems, Inc.	87,844	2,111,562
Haseko Corp.	483,893	6,013,560
Heiwa Corp.	100,198	1,449,931
Hikari Tsushin, Inc.	46,587	9,809,810
Hino Motors Ltd. *	500,234	1,510,957
Hirogin Holdings, Inc.	541,136	4,236,771
Hirose Electric Co. Ltd.	57,968	7,619,982
Hisamitsu Pharmaceutical Co., Inc.	126,632	3,529,224
Hitachi Construction Machinery Co. Ltd.	223,222	5,442,382
Hitachi Ltd.	8,486,389	208,189,152
Honda Motor Co. Ltd.	9,147,172	99,761,060
Horiba Ltd.	72,703	4,843,371
See financial notes
14
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hoshizaki Corp.	209,570	6,760,415
House Foods Group, Inc.	132,055	2,657,788
Hoya Corp.	672,046	95,057,089
Hulic Co. Ltd.	768,008	7,946,184
Ibiden Co. Ltd.	200,883	6,968,580
Idemitsu Kosan Co. Ltd.	2,424,602	17,634,377
IHI Corp.	237,695	10,346,560
Iida Group Holdings Co. Ltd.	260,256	4,020,781
Industrial & Infrastructure Fund Investment Corp.	4,971	4,240,227
INFRONEER Holdings, Inc.	404,669	3,396,212
Inpex Corp.	1,627,231	24,245,580
Internet Initiative Japan, Inc.	200,469	4,082,213
Invincible Investment Corp.	13,787	6,116,824
Isetan Mitsukoshi Holdings Ltd.	653,517	9,842,813
Isuzu Motors Ltd.	1,077,565	16,248,027
Ito En Ltd.	104,522	2,528,972
ITOCHU Corp.	2,583,679	136,738,645
Itoham Yonekyu Holdings, Inc.	42,095	1,144,852
Iwatani Corp.	94,044	5,714,785
Iyogin Holdings, Inc.	572,098	5,304,298
Izumi Co. Ltd.	74,795	1,673,070
J Front Retailing Co. Ltd.	463,577	4,554,424
Japan Airlines Co. Ltd.	271,354	4,575,214
Japan Airport Terminal Co. Ltd.	124,775	4,307,846
Japan Aviation Electronics Industry Ltd.	78,730	1,404,222
Japan Exchange Group, Inc.	1,012,271	23,414,915
Japan Hotel REIT Investment Corp.	8,016	4,117,968
Japan Logistics Fund, Inc.	1,462	2,629,702
Japan Metropolitan Fund Invest (a)	12,368	7,848,654
Japan Post Bank Co. Ltd.	2,802,753	26,255,658
Japan Post Holdings Co. Ltd.	3,336,535	32,527,808
Japan Post Insurance Co. Ltd.	354,954	6,691,726
Japan Prime Realty Investment Corp.	1,812	4,100,505
Japan Real Estate Investment Corp.	2,551	10,284,242
Japan Steel Works Ltd.	118,250	3,685,440
Japan Tobacco, Inc.	2,260,710	65,257,128
Jeol Ltd.	75,845	3,408,741
JFE Holdings, Inc.	1,105,020	15,292,162
JGC Holdings Corp.	392,770	3,587,680
JMDC, Inc.	64,848	1,959,180
JTEKT Corp.	424,935	3,274,455
Justsystems Corp.	64,556	1,536,256
Kadokawa Corp.	170,779	3,410,185
Kagome Co. Ltd.	144,994	3,195,534
Kajima Corp.	797,358	14,558,403
Kakaku.com, Inc.	237,006	4,070,959
Kamigumi Co. Ltd.	168,690	3,804,663
Kandenko Co. Ltd.	187,118	2,773,261
Kaneka Corp.	108,649	2,810,898
Kansai Electric Power Co., Inc.	1,406,391	24,968,378
Kansai Paint Co. Ltd.	395,915	7,073,747
Kao Corp.	867,563	38,997,286
Katitas Co. Ltd.	89,064	1,148,739
Kawasaki Heavy Industries Ltd.	272,767	9,649,551
Kawasaki Kisen Kaisha Ltd.	795,582	11,684,709
KDDI Corp.	2,935,768	99,018,280
KDX Realty Investment Corp.	7,704	8,550,300
Keihan Holdings Co. Ltd.	182,706	3,539,807
Keikyu Corp.	466,787	3,704,353
Keio Corp.	214,242	5,244,040
Keisei Electric Railway Co. Ltd.	257,075	8,123,362
Kewpie Corp.	194,276	4,972,814
Keyence Corp.	372,119	177,900,509
Kikkoman Corp.	1,792,098	20,221,950
Kinden Corp.	260,711	5,586,472
Kintetsu Group Holdings Co. Ltd.	334,186	7,785,165
SECURITY	NUMBER OF SHARES	VALUE ($)
Kirin Holdings Co. Ltd.	1,454,368	21,999,557
Kobayashi Pharmaceutical Co. Ltd.	110,934	4,266,546
Kobe Bussan Co. Ltd.	289,993	8,454,519
Kobe Steel Ltd.	616,507	7,572,699
Koei Tecmo Holdings Co. Ltd.	274,659	3,072,831
Koito Manufacturing Co. Ltd.	423,353	6,230,868
Kokusai Electric Corp.	271,207	7,292,163
Kokuyo Co. Ltd.	146,315	2,468,478
Komatsu Ltd.	1,766,864	49,218,093
Konami Group Corp.	187,401	16,918,280
Konica Minolta, Inc.	842,887	2,518,733
Kose Corp.	63,721	3,883,959
Kotobuki Spirits Co. Ltd.	172,480	2,086,036
K's Holdings Corp.	275,659	2,972,320
Kubota Corp.	1,892,068	26,443,861
Kuraray Co. Ltd.	628,575	8,245,447
Kurita Water Industries Ltd.	204,311	8,184,788
Kusuri No. Aoki Holdings Co. Ltd.	88,389	2,026,928
Kyocera Corp.	2,309,214	28,428,049
Kyoto Financial Group, Inc.	528,783	8,389,058
Kyowa Kirin Co. Ltd.	462,293	10,556,809
Kyudenko Corp.	93,324	4,194,949
Kyushu Electric Power Co., Inc.	802,886	8,511,071
Kyushu Financial Group, Inc.	698,828	3,618,806
Kyushu Railway Co.	297,691	7,994,037
LaSalle Logiport REIT	3,817	3,840,462
Lasertec Corp.	164,665	31,755,731
Lion Corp.	461,878	4,709,027
Lixil Corp.	481,961	5,728,055
LY Corp.	4,867,484	13,361,721
M3, Inc.	790,576	7,644,868
Mabuchi Motor Co. Ltd.	186,732	2,806,655
Macnica Holdings, Inc.	82,488	3,345,861
Makita Corp.	482,083	16,120,752
Mani, Inc.	114,000	1,539,652
Marubeni Corp.	3,036,030	51,856,781
Marui Group Co. Ltd.	340,781	5,763,354
Maruichi Steel Tube Ltd.	112,718	2,704,055
Maruwa Co. Ltd.	14,954	3,969,452
Matsui Securities Co. Ltd.	170,422	944,546
MatsukiyoCocokara & Co.	676,959	10,916,519
Mazda Motor Corp.	1,064,085	8,930,407
McDonald's Holdings Co. Japan Ltd.	160,000	7,043,714
Mebuki Financial Group, Inc.	1,853,811	7,259,662
Medipal Holdings Corp.	398,933	6,993,417
MEIJI Holdings Co. Ltd.	512,840	12,771,250
Menicon Co. Ltd.	95,176	894,859
Mercari, Inc. *	265,386	4,326,044
Minebea Mitsumi, Inc.	769,167	16,159,348
MISUMI Group, Inc.	559,638	10,567,801
Mitsubishi Chemical Group Corp.	2,501,814	14,584,250
Mitsubishi Corp.	7,189,492	148,771,947
Mitsubishi Electric Corp.	3,679,448	61,684,232
Mitsubishi Estate Co. Ltd.	2,061,304	35,399,132
Mitsubishi Gas Chemical Co., Inc.	331,305	6,149,183
Mitsubishi HC Capital, Inc.	1,622,457	11,683,295
Mitsubishi Heavy Industries Ltd.	5,634,908	75,174,677
Mitsubishi Logistics Corp.	114,017	4,004,553
Mitsubishi Materials Corp.	228,587	4,044,878
Mitsubishi Motors Corp.	1,170,717	3,350,419
Mitsubishi UFJ Financial Group, Inc.	20,685,271	217,074,236
Mitsui & Co. Ltd.	4,763,965	102,179,614
Mitsui Chemicals, Inc.	317,679	8,489,331
Mitsui Fudosan Co. Ltd.	5,091,480	54,829,440
Mitsui Fudosan Logistics Park, Inc.	878	2,650,191
Mitsui High-Tec, Inc.	212,215	1,516,498
Mitsui Mining & Smelting Co. Ltd.	102,779	3,306,321
Mitsui OSK Lines Ltd.	647,573	23,291,369
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
15

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Miura Co. Ltd.	182,834	4,153,806
Mizuho Financial Group, Inc.	4,842,910	100,081,152
Money Forward, Inc. *	82,820	3,164,798
MonotaRO Co. Ltd.	435,183	6,878,704
Mori Hills REIT Investment Corp.	2,647	2,359,676
Morinaga & Co. Ltd.	137,495	2,596,357
Morinaga Milk Industry Co. Ltd.	136,159	3,153,244
MS&AD Insurance Group Holdings, Inc.	2,563,011	58,880,339
Murata Manufacturing Co. Ltd.	3,220,857	67,091,510
Nabtesco Corp.	209,106	3,559,419
Nagase & Co. Ltd.	195,456	4,280,823
Nagoya Railroad Co. Ltd.	363,774	4,353,396
Nankai Electric Railway Co. Ltd.	199,538	3,233,474
NEC Corp.	489,755	43,272,539
NEC Networks & System Integration Corp.	120,341	2,176,973
NET One Systems Co. Ltd.	152,402	3,564,996
Nexon Co. Ltd.	620,087	12,179,862
NGK Insulators Ltd.	472,325	6,297,991
NH Foods Ltd.	180,944	6,790,138
NHK Spring Co. Ltd.	296,340	3,393,750
Nichirei Corp.	191,924	5,768,067
NIDEC Corp.	999,749	40,826,260
Nifco, Inc.	154,350	3,946,602
Nihon Kohden Corp.	278,345	3,747,779
Nihon M&A Center Holdings, Inc.	632,887	2,945,692
Nikon Corp.	566,639	6,068,978
Nintendo Co. Ltd.	2,001,589	108,626,464
Nippon Accommodations Fund, Inc.	920	4,163,868
Nippon Building Fund, Inc.	2,979	13,421,407
Nippon Electric Glass Co. Ltd.	145,680	3,470,787
NIPPON EXPRESS HOLDINGS, Inc.	125,800	6,422,837
Nippon Kayaku Co. Ltd.	312,203	2,770,278
Nippon Paint Holdings Co. Ltd.	1,892,432	11,985,858
Nippon Prologis REIT, Inc.	4,699	8,306,875
Nippon Sanso Holdings Corp.	334,596	11,436,999
Nippon Shinyaku Co. Ltd.	94,752	2,285,423
Nippon Shokubai Co. Ltd.	243,455	2,813,180
Nippon Steel Corp.	1,562,540	35,520,809
Nippon Telegraph & Telephone Corp.	53,153,168	56,838,352
Nippon Yusen KK	847,366	30,686,865
Nipro Corp.	223,167	1,984,831
Nishi-Nippon Railroad Co. Ltd.	135,954	2,230,652
Nissan Chemical Corp.	243,389	8,341,136
Nissan Motor Co. Ltd.	3,378,107	9,871,807
Nisshin Seifun Group, Inc.	482,235	6,254,598
Nissin Foods Holdings Co. Ltd.	376,551	9,850,505
Niterra Co. Ltd.	335,529	9,913,435
Nitori Holdings Co. Ltd.	145,387	21,687,481
Nitto Denko Corp.	273,876	22,787,732
Noevir Holdings Co. Ltd.	29,379	1,146,064
NOF Corp.	422,796	6,588,538
NOK Corp.	212,219	3,479,048
Nomura Holdings, Inc.	5,420,237	31,578,497
Nomura Real Estate Holdings, Inc.	198,300	5,684,586
Nomura Real Estate Master Fund, Inc.	8,172	8,289,581
Nomura Research Institute Ltd.	798,737	26,934,505
NS Solutions Corp.	124,528	3,177,237
NSK Ltd.	791,421	4,080,353
NTT Data Group Corp.	1,222,808	18,585,036
Obayashi Corp.	1,322,280	16,927,509
OBIC Business Consultants Co. Ltd.	51,895	2,541,199
Obic Co. Ltd.	129,237	22,455,933
Odakyu Electric Railway Co. Ltd.	624,761	7,287,913
Oji Holdings Corp.	1,633,459	6,538,099
OKUMA Corp.	52,780	2,193,050
SECURITY	NUMBER OF SHARES	VALUE ($)
Olympus Corp.	2,097,448	38,310,243
Omron Corp.	338,216	13,997,388
Ono Pharmaceutical Co. Ltd.	837,894	12,406,850
Open House Group Co. Ltd.	157,725	6,222,124
Oracle Corp.	60,665	5,487,161
Orient Corp.	112,970	739,401
Oriental Land Co. Ltd.	2,072,255	56,757,343
ORIX Corp.	2,107,010	52,731,324
Orix JREIT, Inc.	4,864	5,067,606
Osaka Gas Co. Ltd.	701,609	17,317,968
OSG Corp.	145,459	2,026,466
Otsuka Corp.	380,720	9,062,707
Otsuka Holdings Co. Ltd.	925,156	54,351,049
PALTAC Corp.	56,652	1,738,799
Pan Pacific International Holdings Corp.	773,185	19,690,052
Panasonic Holdings Corp.	3,965,441	33,021,512
Park24 Co. Ltd. *	239,082	2,856,242
Penta-Ocean Construction Co. Ltd.	533,306	2,345,221
PeptiDream, Inc. *	164,724	2,896,147
Persol Holdings Co. Ltd.	3,284,604	6,422,353
Pigeon Corp.	204,869	2,219,572
Pola Orbis Holdings, Inc.	140,392	1,419,781
Rakus Co. Ltd.	175,695	2,909,849
Rakuten Bank Ltd. *	155,865	3,559,295
Rakuten Group, Inc. *	2,760,469	19,593,728
Recruit Holdings Co. Ltd.	2,717,314	168,837,195
Relo Group, Inc.	192,648	2,531,064
Renesas Electronics Corp.	2,920,354	50,422,513
Rengo Co. Ltd.	397,786	2,744,247
Resona Holdings, Inc.	4,274,656	30,253,309
Resonac Holdings Corp.	365,255	8,927,870
Resorttrust, Inc.	118,996	2,274,413
Ricoh Co. Ltd.	1,062,354	11,090,128
Rinnai Corp.	195,566	4,393,368
Rohm Co. Ltd.	612,964	7,682,836
Rohto Pharmaceutical Co. Ltd.	388,888	9,283,848
Ryohin Keikaku Co. Ltd.	440,255	8,287,758
Sanken Electric Co. Ltd.	35,033	1,678,928
Sankyo Co. Ltd.	315,645	4,546,996
Sankyu, Inc.	89,870	2,941,043
Sanrio Co. Ltd.	400,363	10,228,703
Santen Pharmaceutical Co. Ltd.	622,731	8,025,512
Sanwa Holdings Corp.	358,461	8,166,032
Sapporo Holdings Ltd.	123,433	6,144,311
Sawai Group Holdings Co. Ltd.	72,217	3,074,077
SBI Holdings, Inc.	530,537	13,000,625
SCREEN Holdings Co. Ltd.	153,695	11,500,340
SCSK Corp.	282,150	5,665,091
Secom Co. Ltd.	387,501	28,263,182
Sega Sammy Holdings, Inc.	295,833	5,180,963
Seibu Holdings, Inc.	384,402	8,284,423
Seiko Epson Corp.	490,134	9,124,056
Seino Holdings Co. Ltd.	255,163	4,057,759
Sekisui Chemical Co. Ltd.	771,304	11,736,026
Sekisui House Ltd.	1,023,574	26,389,868
Sekisui House Reit, Inc.	8,241	4,754,260
Seven & i Holdings Co. Ltd.	4,366,240	62,927,473
Seven Bank Ltd.	1,261,542	2,494,406
SG Holdings Co. Ltd.	781,922	8,487,536
Sharp Corp. *	385,996	2,646,739
SHIFT, Inc. *	19,291	1,807,144
Shikoku Electric Power Co., Inc.	292,852	2,644,829
Shimadzu Corp.	501,603	16,690,818
Shimamura Co. Ltd.	82,140	4,388,923
Shimano, Inc.	146,532	27,574,443
Shimizu Corp.	1,129,789	7,554,429
Shin-Etsu Chemical Co. Ltd.	3,647,354	160,868,840
See financial notes
16
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shinko Electric Industries Co. Ltd.	122,311	4,735,188
Shionogi & Co. Ltd.	449,251	21,002,380
Ship Healthcare Holdings, Inc.	146,230	2,200,907
Shiseido Co. Ltd.	741,513	16,607,080
Shizuoka Financial Group, Inc.	902,758	8,044,562
SHO-BOND Holdings Co. Ltd.	83,193	3,204,763
Skylark Holdings Co. Ltd. *	455,322	6,981,260
SMC Corp.	106,856	49,169,685
SMS Co. Ltd.	95,905	1,444,124
Socionext, Inc.	369,490	8,204,122
SoftBank Corp.	5,206,776	72,878,057
SoftBank Group Corp.	1,870,937	107,999,214
Sohgo Security Services Co. Ltd.	807,843	5,728,498
Sojitz Corp.	424,250	10,125,124
Sompo Holdings, Inc.	1,770,560	41,708,875
Sony Group Corp.	2,307,524	225,039,256
Sotetsu Holdings, Inc.	141,807	2,372,459
Square Enix Holdings Co. Ltd.	144,239	5,336,462
Stanley Electric Co. Ltd.	230,507	4,411,303
Subaru Corp.	1,154,050	21,879,434
Sugi Holdings Co. Ltd.	188,847	3,277,472
SUMCO Corp.	628,185	7,200,582
Sumitomo Bakelite Co. Ltd.	121,143	3,218,998
Sumitomo Chemical Co. Ltd.	2,824,007	8,105,165
Sumitomo Corp.	1,956,289	46,299,041
Sumitomo Electric Industries Ltd.	1,463,746	24,212,302
Sumitomo Forestry Co. Ltd.	274,343	11,472,645
Sumitomo Heavy Industries Ltd.	210,398	4,889,852
Sumitomo Metal Mining Co. Ltd.	466,031	13,071,465
Sumitomo Mitsui Financial Group, Inc.	2,372,986	155,640,372
Sumitomo Mitsui Trust Holdings, Inc.	1,360,989	33,677,713
Sumitomo Pharma Co. Ltd. *	301,985	1,387,507
Sumitomo Realty & Development Co. Ltd.	756,989	25,812,646
Sumitomo Rubber Industries Ltd.	329,591	3,365,968
Sundrug Co. Ltd.	122,712	3,573,359
Suntory Beverage & Food Ltd.	233,454	8,577,857
Suzuken Co. Ltd.	153,309	5,433,017
Suzuki Motor Corp.	3,442,505	40,039,025
Sysmex Corp.	1,062,813	20,583,995
T&D Holdings, Inc.	974,344	16,384,611
Taiheiyo Cement Corp.	210,330	4,788,599
Taisei Corp.	324,538	14,717,382
Taiyo Yuden Co. Ltd.	227,972	5,630,214
Takara Holdings, Inc.	324,990	2,544,477
Takashimaya Co. Ltd.	499,898	3,829,788
Takeda Pharmaceutical Co. Ltd.	2,948,288	87,736,904
TBS Holdings, Inc.	63,013	1,747,079
TDK Corp.	687,266	46,478,543
TechnoPro Holdings, Inc.	201,835	4,067,750
Teijin Ltd.	341,232	3,193,081
Terumo Corp.	2,727,392	50,378,220
THK Co. Ltd.	220,696	4,068,185
TIS, Inc.	426,890	10,680,679
Tobu Railway Co. Ltd.	377,600	6,514,414
Toda Corp.	443,640	3,060,584
Toei Animation Co. Ltd. (a)	95,088	2,040,795
Toho Co. Ltd.	228,380	8,785,113
Toho Gas Co. Ltd.	165,700	4,886,617
Tohoku Electric Power Co., Inc.	881,470	8,018,317
Tokai Carbon Co. Ltd.	362,652	2,215,937
Tokio Marine Holdings, Inc.	3,642,404	137,736,180
Tokyo Century Corp.	460,395	5,013,264
Tokyo Electric Power Co. Holdings, Inc. *	2,824,873	13,479,769
Tokyo Electron Ltd.	844,349	149,640,644
Tokyo Gas Co. Ltd.	744,404	18,629,911
SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Ohka Kogyo Co. Ltd.	204,180	5,073,474
Tokyo Seimitsu Co. Ltd.	67,666	3,824,671
Tokyo Tatemono Co. Ltd.	368,170	6,143,120
Tokyu Corp.	979,929	11,996,315
Tokyu Fudosan Holdings Corp.	1,121,974	8,044,647
TOPPAN Holdings, Inc.	530,425	15,966,847
Toray Industries, Inc.	2,821,501	14,541,083
Toridoll Holdings Corp. (a)	79,178	2,009,834
Tosoh Corp.	515,138	6,633,589
TOTO Ltd.	268,574	9,320,452
Toyo Seikan Group Holdings Ltd.	267,675	4,260,409
Toyo Suisan Kaisha Ltd.	174,720	10,901,626
Toyo Tire Corp.	187,848	2,759,568
Toyoda Gosei Co. Ltd.	138,219	2,478,079
Toyota Boshoku Corp.	115,086	1,529,421
Toyota Industries Corp.	306,040	24,045,174
Toyota Motor Corp.	22,700,932	430,227,134
Toyota Tsusho Corp.	1,282,332	24,593,332
Trend Micro, Inc.	212,034	12,714,322
TS Tech Co. Ltd.	172,444	2,194,559
Tsumura & Co.	124,966	3,456,187
Tsuruha Holdings, Inc.	81,703	4,959,247
UBE Corp.	185,132	3,365,574
Ulvac, Inc.	89,768	5,022,766
Unicharm Corp.	748,373	26,104,780
United Urban Investment Corp.	4,993	4,934,533
Ushio, Inc.	193,053	2,750,513
USS Co. Ltd.	760,105	6,990,011
Welcia Holdings Co. Ltd.	184,674	2,551,229
West Japan Railway Co.	904,007	17,253,772
Workman Co. Ltd.	81,027	2,626,609
Yakult Honsha Co. Ltd.	561,702	11,870,177
Yamada Holdings Co. Ltd.	1,077,259	3,345,603
Yamaguchi Financial Group, Inc.	377,842	4,367,351
Yamaha Corp.	248,959	5,979,256
Yamaha Motor Co. Ltd.	1,703,691	14,824,879
Yamato Holdings Co. Ltd.	527,664	6,131,709
Yamato Kogyo Co. Ltd.	61,669	3,072,756
Yamazaki Baking Co. Ltd.	260,088	4,820,215
Yaoko Co. Ltd.	41,219	2,708,867
Yaskawa Electric Corp.	500,573	16,570,598
Yokogawa Electric Corp.	450,194	12,639,628
Yokohama Rubber Co. Ltd.	246,525	5,629,584
Zenkoku Hosho Co. Ltd.	91,340	3,689,231
Zensho Holdings Co. Ltd.	178,523	9,320,640
Zeon Corp.	262,841	2,168,905
ZOZO, Inc.	202,446	6,455,525
		8,985,981,208

Netherlands 3.9%
Aalberts NV	179,734	7,006,933
ABN AMRO Bank NV, GDR	884,719	15,169,286
Adyen NV *	56,388	82,950,699
Aegon Ltd.	2,837,556	17,350,280
Akzo Nobel NV	339,808	21,702,901
Allfunds Group PLC	631,481	3,795,496
ArcelorMittal SA	922,877	21,625,843
ASM International NV	89,163	60,302,353
ASML Holding NV	754,431	678,084,678
ASR Nederland NV	287,408	14,077,337
BE Semiconductor Industries NV	146,257	19,070,862
CTP NV	201,436	3,786,022
DSM-Firmenich AG	332,050	45,208,175
EXOR NV	191,761	21,353,381
Heineken Holding NV	255,377	19,236,156
Heineken NV	530,569	47,840,384
IMCD NV	110,688	18,108,536
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
17

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ING Groep NV, Series N	5,946,647	107,910,938
InPost SA *	427,492	7,883,360
JDE Peet's NV	187,098	4,291,086
Koninklijke Ahold Delhaize NV	1,806,796	62,118,212
Koninklijke KPN NV	7,216,226	29,498,356
Koninklijke Philips NV *	1,522,807	45,865,041
Koninklijke Vopak NV	121,482	5,591,197
NN Group NV	521,413	25,562,064
OCI NV *	179,519	5,685,081
Prosus NV	2,778,072	103,106,353
Randstad NV	205,004	9,882,319
Signify NV	233,992	5,760,288
Universal Music Group NV	1,428,008	37,351,043
Wolters Kluwer NV	462,954	78,993,207
		1,626,167,867

New Zealand 0.3%
a2 Milk Co. Ltd. *	1,350,303	5,136,487
Air New Zealand Ltd.	2,766,203	943,218
Auckland International Airport Ltd.	2,562,567	12,160,801
Contact Energy Ltd.	1,496,911	7,801,397
EBOS Group Ltd.	300,260	6,575,017
Fisher & Paykel Healthcare Corp. Ltd.	1,095,269	24,395,076
Fletcher Building Ltd.	1,419,962	2,727,385
Infratil Ltd.	1,793,174	12,385,766
Kiwi Property Group Ltd.	3,718,336	2,244,953
Mainfreight Ltd.	150,529	6,875,027
Mercury NZ Ltd.	1,292,425	5,053,785
Meridian Energy Ltd.	2,342,852	9,293,204
Ryman Healthcare Ltd. *	1,123,929	3,410,453
SKYCITY Entertainment Group Ltd.	1,489,091	1,388,158
Spark New Zealand Ltd.	3,467,496	7,788,284
		108,179,011

Norway 0.5%
Aker ASA, A Shares	44,509	2,521,233
Aker BP ASA	603,850	14,474,568
AutoStore Holdings Ltd. *	2,046,258	2,179,131
DNB Bank ASA	1,915,691	40,530,424
Equinor ASA	1,656,770	44,030,584
Gjensidige Forsikring ASA	321,583	5,704,712
Kongsberg Gruppen ASA	137,550	14,570,259
Mowi ASA	867,764	15,131,513
Norsk Hydro ASA	2,486,284	13,942,832
Orkla ASA	1,516,978	13,490,996
Salmar ASA	117,685	6,121,904
Schibsted ASA, A Shares	144,415	4,433,806
Schibsted ASA, B Shares	178,692	5,145,396
Telenor ASA	1,170,905	14,536,546
TOMRA Systems ASA	440,270	6,820,897
Var Energi ASA	1,705,706	5,732,816
Yara International ASA	297,283	8,666,848
		218,034,465

Poland 0.3%
Allegro.eu SA *	1,042,053	10,271,862
Bank Polska Kasa Opieki SA	292,694	12,008,328
Dino Polska SA *	89,371	7,462,818
KGHM Polska Miedz SA	254,986	9,163,941
LPP SA	2,050	7,823,982
ORLEN SA *	1,119,496	18,650,054
Pepco Group NV *	279,754	1,306,740
Powszechna Kasa Oszczednosci Bank Polski SA	1,646,807	24,680,145
Powszechny Zaklad Ubezpieczen SA	1,051,559	12,698,975
SECURITY	NUMBER OF SHARES	VALUE ($)
Santander Bank Polska SA	65,841	8,858,130
		112,924,975

Portugal 0.1%
EDP Renovaveis SA	540,707	8,660,419
EDP SA	5,820,580	24,456,868
Galp Energia SGPS SA	835,253	17,344,399
Jeronimo Martins SGPS SA	515,717	9,555,981
		60,017,667

Republic of Korea 4.0%
Alteogen, Inc. *	80,318	19,179,879
Amorepacific Corp.	55,581	5,175,938
AMOREPACIFIC Group	46,556	867,795
BGF retail Co. Ltd.	14,582	1,288,076
BNK Financial Group, Inc.	516,099	3,925,265
Celltrion Pharm, Inc. *	38,124	1,969,200
Celltrion, Inc.	279,331	42,448,024
Cheil Worldwide, Inc.	124,874	1,697,580
CJ CheilJedang Corp.	14,410	3,473,459
CJ Corp.	23,135	1,937,947
CJ ENM Co. Ltd. *	18,165	987,221
CJ Logistics Corp.	14,334	1,011,862
CosmoAM&T Co. Ltd. *	46,236	3,710,371
Coway Co. Ltd.	102,416	5,152,042
Daewoo Engineering & Construction Co. Ltd. *	367,307	1,108,094
DB Insurance Co. Ltd.	81,879	7,110,053
DGB Financial Group, Inc.	287,140	1,801,275
DL E&C Co. Ltd.	55,074	1,360,514
DL Holdings Co. Ltd.	21,682	748,243
Dongsuh Cos., Inc.	57,288	798,949
Doosan Bobcat, Inc.	89,040	2,652,837
Doosan Enerbility Co. Ltd. *	838,252	11,357,833
Ecopro BM Co. Ltd. *	87,478	11,021,108
Ecopro Co. Ltd. *	188,670	12,089,795
Ecopro Materials Co. Ltd. *	23,733	1,613,172
E-MART, Inc.	35,274	1,682,040
F&F Co. Ltd.	27,958	1,226,439
Fila Holdings Corp.	92,796	2,941,880
Green Cross Corp.	9,103	1,164,579
GS Engineering & Construction Corp. *	114,765	1,761,188
GS Holdings Corp.	99,735	3,370,914
GS Retail Co. Ltd.	69,671	1,150,014
Hana Financial Group, Inc.	496,210	22,993,150
Hanjin Kal Corp.	57,302	2,946,923
Hankook Tire & Technology Co. Ltd.	133,688	4,343,346
Hanmi Pharm Co. Ltd.	13,848	3,270,610
Hanmi Science Co. Ltd.	44,724	1,103,160
Hanmi Semiconductor Co. Ltd.	83,880	7,189,625
Hanon Systems	297,949	902,200
Hanwha Aerospace Co. Ltd. (b)	64,483	13,998,630
Hanwha Corp.	92,786	2,017,766
Hanwha Life Insurance Co. Ltd.	628,264	1,396,822
Hanwha Ocean Co. Ltd. *	193,881	5,014,477
Hanwha Solutions Corp.	189,535	3,660,593
HD Hyundai Co. Ltd.	89,905	5,444,709
HD Hyundai Heavy Industries Co. Ltd. *	46,148	6,694,975
HD Hyundai Infracore Co. Ltd. *	253,424	1,362,117
HD HYUNDAI MIPO	37,711	2,910,509
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	83,758	12,000,809
Hite Jinro Co. Ltd.	56,855	881,011
HL Mando Co. Ltd.	59,458	1,511,097
HLB, Inc. *	227,527	15,295,074
See financial notes
18
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HMM Co. Ltd.	533,437	6,776,529
Hotel Shilla Co. Ltd.	56,226	1,997,173
HYBE Co. Ltd.	42,255	5,832,857
Hyundai Autoever Corp.	13,168	1,589,998
Hyundai Department Store Co. Ltd.	26,642	953,316
Hyundai Engineering & Construction Co. Ltd.	134,042	3,210,947
Hyundai Glovis Co. Ltd.	75,855	6,359,816
Hyundai Marine & Fire Insurance Co. Ltd.	102,542	2,671,304
Hyundai Mobis Co. Ltd.	129,918	21,152,948
Hyundai Motor Co.	252,799	48,351,345
Hyundai Steel Co.	177,626	3,377,400
Hyundai Wia Corp.	28,557	1,094,523
Industrial Bank of Korea	507,712	5,248,720
Kakao Corp.	645,977	17,988,804
Kakao Games Corp. *	73,578	1,006,303
KakaoBank Corp.	440,592	7,289,054
Kakaopay Corp. *	38,083	716,987
Kangwon Land, Inc.	192,750	2,307,200
KB Financial Group, Inc.	644,763	41,460,599
KCC Corp.	6,882	1,475,984
KEPCO Plant Service & Engineering Co. Ltd.	38,600	1,203,496
Kia Corp.	475,526	37,768,693
Korea Aerospace Industries Ltd.	128,133	5,208,386
Korea Electric Power Corp.	521,446	8,470,545
Korea Gas Corp. *	46,353	1,811,301
Korea Investment Holdings Co. Ltd.	67,252	3,665,041
Korea Zinc Co. Ltd.	20,607	8,252,981
Korean Air Lines Co. Ltd.	379,775	6,268,697
Krafton, Inc. *	68,626	16,798,819
KT&G Corp.	188,183	15,242,281
Kum Yang Co. Ltd. *	64,425	2,232,943
Kumho Petrochemical Co. Ltd.	30,137	3,088,487
L&F Co. Ltd. *	44,864	3,150,236
LG Chem Ltd.	87,504	21,059,652
LG Corp.	164,004	9,723,485
LG Display Co. Ltd. *	628,408	5,296,908
LG Electronics, Inc.	199,364	14,834,586
LG Energy Solution Ltd. *	74,525	21,645,918
LG H&H Co. Ltd.	16,640	4,415,825
LG Innotek Co. Ltd.	25,219	5,248,255
LG Uplus Corp.	385,314	2,812,300
Lotte Chemical Corp.	33,294	2,061,170
Lotte Chilsung Beverage Co. Ltd.	5,465	538,379
Lotte Corp.	46,739	865,958
Lotte Energy Materials Corp.	39,024	1,143,684
LOTTE Fine Chemical Co. Ltd.	24,275	884,974
Lotte Shopping Co. Ltd.	20,628	963,572
LS Corp.	31,283	2,648,581
Meritz Financial Group, Inc.	169,710	11,598,999
Mirae Asset Securities Co. Ltd.	571,592	3,577,130
NAVER Corp.	261,651	33,121,371
NCSoft Corp.	28,375	3,984,841
Netmarble Corp. *	39,093	1,782,209
NH Investment & Securities Co. Ltd.	261,822	2,677,313
NongShim Co. Ltd.	5,421	1,566,423
OCI Holdings Co. Ltd.	31,076	1,658,658
Orion Corp.	39,148	2,696,123
Ottogi Corp.	2,455	765,436
Pan Ocean Co. Ltd.	445,254	1,234,919
Paradise Co. Ltd.	82,821	693,766
Pearl Abyss Corp. *	60,301	1,534,779
Posco DX Co. Ltd.	99,801	1,987,279
POSCO Future M Co. Ltd.	54,374	8,730,938
POSCO Holdings, Inc.	142,840	36,355,579
Posco International Corp.	84,741	3,577,791
SECURITY	NUMBER OF SHARES	VALUE ($)
S-1 Corp.	34,591	1,535,536
Samsung Biologics Co. Ltd. *	33,273	24,409,582
Samsung C&T Corp.	158,905	17,569,539
Samsung Card Co. Ltd.	58,605	1,906,192
Samsung E&A Co. Ltd. *	287,353	5,453,006
Samsung Electro-Mechanics Co. Ltd.	107,740	11,517,215
Samsung Electronics Co. Ltd.	9,126,516	507,616,977
Samsung Fire & Marine Insurance Co. Ltd.	61,325	15,906,810
Samsung Heavy Industries Co. Ltd. *	1,295,179	10,170,624
Samsung Life Insurance Co. Ltd.	146,104	10,630,916
Samsung SDI Co. Ltd.	99,677	26,414,386
Samsung SDS Co. Ltd.	66,431	7,494,218
Samsung Securities Co. Ltd.	113,921	4,029,470
SD Biosensor, Inc. *	100,241	803,669
Seegene, Inc.	47,269	916,470
Shinhan Financial Group Co. Ltd.	949,010	39,854,371
Shinsegae, Inc.	12,300	1,386,668
SK Biopharmaceuticals Co. Ltd. *	51,877	4,465,962
SK Bioscience Co. Ltd. *	43,251	1,796,931
SK Chemicals Co. Ltd.	16,696	619,921
SK Hynix, Inc.	1,032,178	134,213,661
SK IE Technology Co. Ltd. *	46,258	1,139,266
SK Innovation Co. Ltd. *	113,118	9,314,654
SK Networks Co. Ltd.	221,078	845,685
SK Square Co. Ltd. *	178,169	10,469,938
SK, Inc.	68,918	7,387,849
SKC Co. Ltd. *	39,620	3,820,082
S-Oil Corp.	86,221	4,027,541
Solus Advanced Materials Co. Ltd.	48,498	473,054
Wemade Co. Ltd. *	57,375	1,430,241
Woori Financial Group, Inc.	1,149,012	13,779,371
Yuhan Corp.	100,772	10,636,562
		1,670,468,070

Singapore 1.1%
CapitaLand Ascendas REIT	6,909,084	15,265,765
CapitaLand Ascott Trust	4,092,521	2,857,182
CapitaLand Integrated Commercial Trust	9,418,866	15,319,342
CapitaLand Investment Ltd.	4,740,724	9,856,429
City Developments Ltd.	1,066,371	4,278,737
ComfortDelGro Corp. Ltd.	3,941,359	4,293,782
DBS Group Holdings Ltd.	3,848,715	107,360,679
Frasers Logistics & Commercial Trust	5,488,452	4,589,676
Genting Singapore Ltd.	11,905,761	7,352,900
Hutchison Port Holdings Trust, Class U	9,629,464	1,242,201
Jardine Cycle & Carriage Ltd.	215,886	4,582,888
Keppel DC REIT	2,403,513	3,927,640
Keppel Ltd.	2,592,425	12,271,481
Keppel REIT	4,807,413	3,245,635
Mapletree Industrial Trust	4,120,817	7,713,985
Mapletree Logistics Trust	6,387,356	6,664,471
Mapletree Pan Asia Commercial Trust	4,191,688	4,405,702
Netlink NBN Trust	5,540,397	3,719,243
Olam Group Ltd.	2,159,857	1,872,445
Oversea-Chinese Banking Corp. Ltd.	6,704,919	74,844,890
SATS Ltd.	1,650,201	4,620,993
Seatrium Ltd. *	4,056,650	4,606,116
Sembcorp Industries Ltd.	1,691,316	6,397,014
SIA Engineering Co. Ltd.	410,579	737,086
Singapore Airlines Ltd.	2,721,671	13,112,965
Singapore Exchange Ltd.	1,562,798	12,984,850
Singapore Post Ltd.	2,568,227	847,242
Singapore Technologies Engineering Ltd.	3,143,506	10,731,982
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
19

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore Telecommunications Ltd.	14,440,783	34,676,935
StarHub Ltd.	1,081,312	1,020,380
Suntec Real Estate Investment Trust	3,902,655	3,682,739
Thai Beverage PCL	15,131,100	6,152,505
United Overseas Bank Ltd.	2,300,339	55,397,323
UOL Group Ltd.	943,106	3,892,677
Venture Corp. Ltd.	492,968	5,302,398
Wilmar International Ltd.	3,867,566	9,316,934
		469,145,212

Spain 2.3%
Acciona SA	42,480	5,750,682
ACS Actividades de Construccion y Servicios SA	449,782	20,472,155
Aena SME SA	135,190	27,324,594
Amadeus IT Group SA	839,259	56,611,783
Banco Bilbao Vizcaya Argentaria SA	10,997,535	116,740,711
Banco de Sabadell SA	10,182,058	21,898,620
Banco Santander SA	29,845,233	148,528,451
Bankinter SA	1,278,118	11,312,331
CaixaBank SA	7,082,881	42,806,623
Cellnex Telecom SA *	1,072,816	41,479,375
Corp. ACCIONA Energias Renovables SA	106,587	2,468,165
Enagas SA	464,801	7,182,255
Endesa SA	590,437	12,482,895
Ferrovial SE	998,085	41,694,407
Fomento de Construcciones y Contratas SA	113,100	1,662,528
Grifols SA *	534,980	5,933,537
Iberdrola SA	11,452,157	162,511,349
Industria de Diseno Textil SA	2,010,614	109,007,369
Mapfre SA	1,875,323	4,728,661
Merlin Properties Socimi SA	795,701	9,767,644
Naturgy Energy Group SA (a)	256,447	6,545,839
Redeia Corp. SA	814,718	15,493,119
Repsol SA	2,345,365	32,334,232
Telefonica SA	9,894,692	44,839,266
		949,576,591

Sweden 2.7%
Alfa Laval AB	578,305	25,970,995
Assa Abloy AB, B Shares	1,875,406	60,634,907
Atlas Copco AB, A Shares	4,861,499	88,369,313
Atlas Copco AB, B Shares	2,880,989	45,912,399
Axfood AB	200,443	5,355,194
Beijer Ref AB	749,902	12,939,256
Boliden AB	512,078	15,701,242
Castellum AB *	800,521	10,978,998
Epiroc AB, A Shares	1,220,366	23,571,359
Epiroc AB, B Shares	709,264	12,625,914
EQT AB	1,211,985	40,570,120
Essity AB, B Shares	1,168,769	35,562,671
Evolution AB	349,260	36,372,901
Fastighets AB Balder, B Shares *	1,275,808	10,028,811
Getinge AB, B Shares	416,492	8,687,127
H & M Hennes & Mauritz AB, B Shares	1,126,953	17,882,466
Hexagon AB, B Shares	4,026,334	41,282,628
Holmen AB, B Shares	154,792	6,351,449
Husqvarna AB, B Shares	644,349	4,349,037
Industrivarden AB, A Shares	234,694	8,461,199
Industrivarden AB, C Shares	302,050	10,865,925
Indutrade AB	495,009	15,603,242
Investment AB Latour, B Shares	266,084	8,018,311
Investor AB, A Shares	905,328	26,883,797
SECURITY	NUMBER OF SHARES	VALUE ($)
Investor AB, B Shares	3,246,100	96,789,457
L E Lundbergforetagen AB, B Shares	135,993	7,476,411
Lifco AB, B Shares	425,648	14,256,501
Nibe Industrier AB, B Shares	2,720,496	13,452,718
Saab AB, B Shares	617,948	14,623,899
Sagax AB, B Shares	409,417	10,818,372
Sagax AB, D Shares	310,801	951,455
Sandvik AB	2,048,749	43,672,769
Securitas AB, B Shares	905,331	10,608,571
Skandinaviska Enskilda Banken AB, A Shares	2,942,963	45,405,674
Skandinaviska Enskilda Banken AB, C Shares	5,327	85,829
Skanska AB, B Shares	708,592	14,343,785
SKF AB, B Shares	666,223	12,637,143
SSAB AB, A Shares	445,957	2,169,962
SSAB AB, B Shares	1,195,541	5,707,590
Svenska Cellulosa AB SCA, B Shares	1,107,587	15,417,477
Svenska Handelsbanken AB, A Shares	2,663,945	27,547,960
Svenska Handelsbanken AB, B Shares (a)	72,311	940,539
Sweco AB, B Shares	374,003	6,168,406
Swedbank AB, A Shares	1,659,042	35,543,668
Swedish Orphan Biovitrum AB *	406,968	12,716,819
Tele2 AB, B Shares	1,098,554	12,497,282
Telefonaktiebolaget LM Ericsson, B Shares	5,344,363	39,933,663
Telia Co. AB	4,618,268	14,358,875
Trelleborg AB, B Shares	397,154	15,520,448
Volvo AB, A Shares	435,918	11,757,005
Volvo AB, B Shares	2,943,768	78,360,585
Volvo Car AB, B Shares *	1,222,664	3,507,738
		1,140,249,862

Switzerland 8.2%
ABB Ltd.	3,029,951	173,665,528
Adecco Group AG	320,138	10,881,938
Alcon, Inc.	946,906	91,850,273
Avolta AG *	206,072	7,995,628
Bachem Holding AG	57,947	5,542,341
Baloise Holding AG	89,728	17,354,428
Banque Cantonale Vaudoise	52,675	5,643,417
Barry Callebaut AG	6,733	10,919,451
Belimo Holding AG	18,087	12,151,087
BKW AG	33,256	6,255,710
Chocoladefabriken Lindt & Spruengli AG	205	26,819,494
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,870	24,729,094
Cie Financiere Richemont SA, Class A	1,015,652	160,227,497
Clariant AG *	421,617	6,628,995
Coca-Cola HBC AG	390,045	14,455,794
DKSH Holding AG	65,955	5,286,039
Emmi AG	3,544	3,688,316
EMS-Chemie Holding AG	13,783	11,558,259
Flughafen Zurich AG	34,640	8,104,237
Geberit AG	64,222	40,950,088
Georg Fischer AG	153,408	12,141,372
Givaudan SA	15,082	77,432,014
Helvetia Holding AG	64,425	10,197,746
Holcim AG *	1,076,699	103,704,216
Julius Baer Group Ltd.	382,634	22,328,021
Kuehne & Nagel International AG	96,846	30,031,449
Logitech International SA	293,947	26,614,425
Lonza Group AG	138,143	90,461,725
See financial notes
20
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nestle SA	5,025,302	539,104,235
Novartis AG	3,913,580	471,041,063
Partners Group Holding AG	42,313	60,892,419
PSP Swiss Property AG	88,929	12,913,021
Roche Holding AG	1,327,134	449,234,351
Roche Holding AG, Bearer Shares	70,529	25,636,329
Sandoz Group AG	831,965	36,575,278
Schindler Holding AG	37,651	10,184,341
Schindler Holding AG, Participation Certificates	78,973	21,948,062
SGS SA	288,058	32,131,309
SIG Group AG *	632,727	13,378,658
Sika AG	291,425	93,426,366
Sonova Holding AG	91,887	32,035,093
Straumann Holding AG	208,320	30,801,749
Swatch Group AG	95,958	4,003,669
Swatch Group AG, Bearer Shares	53,802	11,274,672
Swiss Life Holding AG	56,101	45,359,521
Swiss Prime Site AG	150,012	16,902,761
Swiss Re AG	552,412	75,330,389
Swisscom AG	49,199	31,109,981
Tecan Group AG	23,412	7,864,247
Temenos AG	124,511	8,672,992
UBS Group AG	6,150,123	188,247,621
VAT Group AG	48,701	25,095,265
Zurich Insurance Group AG	276,071	159,893,087
		3,420,675,061

United Kingdom 13.2%
3i Group PLC	1,778,953	74,324,693
abrdn PLC	3,573,624	7,035,562
Admiral Group PLC	556,366	21,336,540
Airtel Africa PLC	2,554,587	3,894,546
Anglo American PLC	2,386,510	69,284,661
Antofagasta PLC	647,983	15,780,369
Ashtead Group PLC	837,636	59,424,610
Associated British Foods PLC	612,720	20,051,161
AstraZeneca PLC	2,869,314	500,562,158
Auto Trader Group PLC	1,758,292	19,665,214
Aviva PLC	5,234,672	34,714,814
B&M European Value Retail SA	1,774,882	10,380,245
BAE Systems PLC	5,836,759	104,555,225
Barclays PLC	28,708,222	86,174,847
Barratt Developments PLC	2,519,950	16,797,680
Beazley PLC	1,322,779	13,038,471
Berkeley Group Holdings PLC	195,519	12,806,933
BP PLC	32,346,883	182,546,118
British American Tobacco PLC	3,820,779	142,408,617
British Land Co. PLC	1,745,085	9,430,784
BT Group PLC	12,356,499	22,572,952
Bunzl PLC	650,893	30,282,448
Burberry Group PLC	663,301	5,821,504
Centrica PLC	10,334,939	17,487,724
Compass Group PLC	3,247,264	102,382,556
ConvaTec Group PLC	3,280,806	10,305,204
CRH PLC	1,312,593	116,339,119
Croda International PLC	259,900	14,028,431
DCC PLC	195,834	13,782,427
Diageo PLC	4,253,254	138,208,815
DS Smith PLC	2,725,980	16,766,663
Endeavour Mining PLC	406,510	8,622,891
Entain PLC	1,186,366	10,072,316
Experian PLC	1,761,576	85,290,199
Ferguson Enterprises, Inc.	386,158	78,663,789
Flutter Entertainment PLC *	337,951	71,952,663
Fresnillo PLC	343,847	2,447,044
Glencore PLC *	23,281,875	122,637,642
SECURITY	NUMBER OF SHARES	VALUE ($)
GSK PLC	7,671,883	167,071,589
Haleon PLC	13,182,093	66,179,862
Halma PLC	731,029	25,037,280
Hargreaves Lansdown PLC	761,803	11,123,331
Hikma Pharmaceuticals PLC	301,690	7,862,520
Hiscox Ltd.	629,801	9,742,220
Howden Joinery Group PLC	1,096,872	13,723,694
HSBC Holdings PLC	36,142,557	316,684,971
IMI PLC	477,205	11,483,425
Imperial Brands PLC	1,659,450	47,544,336
Informa PLC	2,605,610	28,559,696
InterContinental Hotels Group PLC	313,437	31,241,128
Intermediate Capital Group PLC	517,465	14,458,471
International Consolidated Airlines Group SA *	4,094,751	9,848,197
Intertek Group PLC	311,881	20,289,542
J Sainsbury PLC	3,483,254	13,385,686
JD Sports Fashion PLC	5,082,283	9,214,222
Johnson Matthey PLC	334,975	7,197,941
Kingfisher PLC	3,563,425	13,309,748
Land Securities Group PLC	1,377,904	11,399,684
Legal & General Group PLC	11,347,606	33,376,628
Lloyds Banking Group PLC	121,156,194	93,149,303
London Stock Exchange Group PLC	950,340	128,020,936
M&G PLC	4,068,788	11,464,839
Marks & Spencer Group PLC	3,900,838	17,543,492
Melrose Industries PLC	2,501,558	15,843,299
Mondi PLC	855,387	16,548,117
National Grid PLC	9,231,661	121,157,285
NatWest Group PLC	12,027,975	54,568,426
Next PLC	226,502	30,259,207
NMC Health PLC *(b)	136,583	0
Ocado Group PLC *	1,132,616	5,078,902
Pearson PLC	1,334,707	18,523,710
Persimmon PLC	592,664	12,805,263
Phoenix Group Holdings PLC	1,474,423	10,958,039
Prudential PLC	5,310,880	45,508,467
Reckitt Benckiser Group PLC	1,351,946	77,574,896
RELX PLC	3,589,990	166,975,182
Rentokil Initial PLC	4,862,031	30,863,344
Rightmove PLC	1,525,742	11,140,930
Rio Tinto PLC	2,048,698	128,432,355
Rolls-Royce Holdings PLC *	16,093,667	104,994,103
RS Group PLC	881,792	9,074,152
Sage Group PLC	1,920,756	25,521,223
Schroders PLC	1,561,157	7,025,196
Segro PLC	2,544,386	29,132,583
Severn Trent PLC	495,907	16,756,389
Shell PLC	12,239,061	431,243,971
Smith & Nephew PLC	1,681,170	25,861,944
Smiths Group PLC	657,775	15,577,949
Smurfit WestRock PLC	1,004,044	47,385,588
Spirax Group PLC	137,145	13,869,689
SSE PLC	2,077,199	51,514,339
St. James's Place PLC	1,123,769	10,700,241
Standard Chartered PLC	4,073,496	41,725,910
Taylor Wimpey PLC	6,567,669	13,901,130
Tesco PLC	13,433,620	62,446,233
Unilever PLC	4,715,712	304,055,554
UNITE Group PLC	719,360	9,052,389
United Utilities Group PLC	1,382,793	18,527,743
Vodafone Group PLC	41,661,985	40,748,136
Weir Group PLC	483,366	12,743,395
Whitbread PLC	362,301	13,737,050
Wise PLC, Class A *	1,495,875	13,850,148
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
21

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WPP PLC	2,101,701	20,003,573
		5,476,476,426
Total Common Stocks (Cost $31,319,662,484)		41,119,134,595

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	113,452	9,820,357
FUCHS SE	131,188	5,526,769
Henkel AG & Co. KGaA	314,266	28,788,979
Sartorius AG	46,742	12,903,636
Sixt SE	24,330	1,427,336
Volkswagen AG	350,700	37,336,097
		95,803,174

Italy 0.0%
Telecom Italia SpA - RSP *	11,753,741	3,443,804

Republic of Korea 0.2%
Amorepacific Corp.	27,165	736,140
CJ CheilJedang Corp.	493	51,446
Hanwha Corp.	7,032	80,803
Hyundai Motor Co.	38,443	5,223,195
Hyundai Motor Co. 2nd	69,187	9,581,611
LG Chem Ltd.	15,566	2,522,768
LG Electronics, Inc.	40,246	1,455,165
LG H&H Co. Ltd.	3,290	393,564
Samsung Electronics Co. Ltd.	1,571,282	70,574,481
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,220,448
Samsung SDI Co. Ltd.	2,947	498,575
		92,338,196

Spain 0.0%
Grifols SA, B Shares *	465,716	4,337,941
Total Preferred Stocks (Cost $188,250,158)		195,923,115

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	163,532
Total Warrants (Cost $0)		163,532

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)	44,773,637	44,773,637
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)(d)	46,718,328	46,718,328
		91,491,965
Total Short-Term Investments (Cost $91,491,965)		91,491,965

Total Investments in Securities (Cost $31,599,404,607)		41,406,713,207

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/20/24	1,818	223,477,650	9,978,126

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $44,395,300.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	21.1%
Industrials	16.8%
Health Care	11.8%
Consumer Discretionary	10.4%
Information Technology	10.1%
Consumer Staples	7.9%
Materials	7.3%
Energy	4.9%
Communication Services	3.7%
Utilities	3.1%
Real Estate	2.4%
Short-Term Investments	0.2%
Total	99.7%

(a)	Excludes derivatives.
See financial notes
22
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$30,492,823,900	$—	$—	$30,492,823,900
Australia	2,775,612,689	—	1,778,355	2,777,391,044
Hong Kong	701,975,155	—	0 *	701,975,155
Republic of Korea	1,656,469,440	—	13,998,630	1,670,468,070
United Kingdom	5,476,476,426	—	0 *	5,476,476,426
Preferred Stocks[1]	195,923,115	—	—	195,923,115
Warrants
Canada	—	—	163,532	163,532
Short-Term Investments[1]	91,491,965	—	—	91,491,965
Futures Contracts[2]	9,978,126	—	—	9,978,126
Total	$41,400,750,816	$—	$15,940,517	$41,416,691,333

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
23

Schwab International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $31,599,404,607) including securities on loan of $44,395,300		$41,406,713,207
Foreign currency, at value (cost $30,121,059)		30,293,331
Deposit with broker for futures contracts		10,513,780
Receivables:
Dividends		76,929,892
Foreign tax reclaims		63,945,630
Variation margin on future contracts		381,779
Income from securities on loan		172,200
Investments sold		4,336
Other assets	+	428
Total assets		41,588,954,583

Liabilities
Collateral held for securities on loan		46,718,328
Payables:
Management fees	+	2,126,893
Total liabilities		48,845,221
Net assets		$41,540,109,362

Net Assets by Source
Capital received from investors		$33,936,603,762
Total distributable earnings	+	7,603,505,600
Net assets		$41,540,109,362

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$41,540,109,362		2,039,400,000		$20.37

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes
24
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $96,422,784)		$1,023,846,301
Other Interest		530,433
Securities on loan, net	+	2,153,489
Total investment income		1,026,530,223

Expenses
Management fees		21,190,378
Professional fees	+	98,451 [1]
Total expenses		21,288,829
Expense reduction	–	98,451 [1]
Net expenses	–	21,190,378
Net investment income		1,005,339,845

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(330,485,425)
Net realized gains on futures contracts		7,696,118
Net realized losses on foreign currency transactions	+	(4,964,793)
Net realized losses		(327,754,100)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		5,653,694,382
Net change in unrealized appreciation (depreciation) on futures contracts		12,008,829
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	4,099,790
Net change in unrealized appreciation (depreciation)	+	5,669,803,001
Net realized and unrealized gains		5,342,048,901
Increase in net assets resulting from operations		$6,347,388,746

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
25

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$1,005,339,845	$930,888,626
Net realized losses		(327,754,100)	(488,539,544)
Net change in unrealized appreciation (depreciation)	+	5,669,803,001	4,000,677,892
Increase in net assets resulting from operations		$6,347,388,746	$4,443,026,974

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($997,314,650 )	($892,762,840 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		239,400,000	$4,437,896,284	138,400,000	$2,199,189,931
Shares redeemed	+	—	—	(6,600,000)	(117,312,049)
Net transactions in fund shares		239,400,000	$4,437,896,284	131,800,000	$2,081,877,882

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,800,000,000	$31,752,138,982	1,668,200,000	$26,119,996,966
Total increase	+	239,400,000	9,787,970,380	131,800,000	5,632,142,016
End of period		2,039,400,000	$41,540,109,362	1,800,000,000	$31,752,138,982

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes
26
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$34.02	$31.67	$43.21	$33.20	$31.15
Income (loss) from investment operations:
Net investment income (loss)[1]	0.93	0.96	0.93	0.72	0.64
Net realized and unrealized gains (losses)	3.85	2.12	(11.45)	10.11	2.36
Total from investment operations	4.78	3.08	(10.52)	10.83	3.00
Less distributions:
Distributions from net investment income	(0.97)	(0.73)	(1.02)	(0.82)	(0.95)
Net asset value at end of period	$37.83	$34.02	$31.67	$43.21	$33.20
Total return	14.46%	9.87%	(24.85%)	33.01%	9.63%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%	0.11%	0.11%[2]	0.11%	0.11%[3]
Net investment income (loss)	2.70%	2.95%	2.49%	1.87%	2.07%
Portfolio turnover rate[4]	14%	15%	18%	22%	17%
Net assets, end of period (x 1,000,000)	$4,267	$3,767	$3,383	$3,832	$2,596

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended August 31, 2020, is a blended ratio.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
27

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 6.5%
Abacus Group	1,002,478	829,821
Abacus Storage King	993,282	845,797
Accent Group Ltd.	646,345	925,330
Alkane Resources Ltd. *	824,261	237,686
Alpha HPA Ltd. *	1,443,903	852,329
Amotiv Ltd.	271,852	1,942,276
APM Human Services International Ltd. *	546,957	532,543
Arafura Rare Earths Ltd. *	4,201,317	470,348
ARB Corp. Ltd.	144,732	4,180,403
Arena REIT	664,364	1,794,069
AUB Group Ltd.	174,509	3,701,321
Audinate Group Ltd. *	136,627	876,029
Aurelia Metals Ltd. *	3,505,945	368,712
Aussie Broadband Ltd. *	463,547	1,059,921
Austal Ltd. *	616,255	978,422
Australian Agricultural Co. Ltd. *	619,108	588,091
Australian Clinical Labs Ltd. (a)	262,625	534,573
Australian Ethical Investment Ltd.	221,129	622,650
Australian Finance Group Ltd.	395,262	429,097
Bapcor Ltd.	645,434	2,141,463
Bega Cheese Ltd.	565,684	1,957,465
Bellevue Gold Ltd. *	2,173,569	1,865,580
Boss Energy Ltd. *	783,712	1,510,166
BrainChip Holdings Ltd. *	2,931,472	338,131
Bravura Solutions Ltd. *	673,479	600,897
Breville Group Ltd.	270,803	6,169,985
Brickworks Ltd.	112,106	2,005,806
BWP Trust	1,012,449	2,486,747
Calix Ltd. *	298,005	194,109
Capricorn Metals Ltd. *	581,022	2,361,399
Carnarvon Energy Ltd. *	3,342,387	351,511
Cedar Woods Properties Ltd.	126,399	479,408
Centuria Capital Group	1,533,990	1,795,402
Centuria Industrial REIT	994,901	2,126,378
Centuria Office REIT	877,739	720,611
Cettire Ltd. *(a)	383,270	273,051
Chalice Mining Ltd. *(a)	642,679	477,483
Champion Iron Ltd.	873,848	3,717,521
Charter Hall Long Wale REIT	1,245,980	3,288,597
Charter Hall Retail REIT	944,304	2,332,186
Charter Hall Social Infrastructure REIT	642,981	1,195,360
Clinuvel Pharmaceuticals Ltd. (a)	84,035	894,609
Codan Ltd.	228,777	2,402,887
Collins Foods Ltd.	201,457	1,051,135
Cooper Energy Ltd. *	4,985,312	659,594
Core Lithium Ltd. *(a)	4,001,180	255,191
Coronado Global Resources, Inc.	1,391,593	1,123,593
Corporate Travel Management Ltd.	216,291	1,727,288
Credit Corp. Group Ltd.	109,905	1,124,524
Cromwell Property Group	2,361,736	665,012
Data#3 Ltd.	274,617	1,434,723
De Grey Mining Ltd. *	3,269,800	2,706,643
Deep Yellow Ltd. *	1,656,538	1,219,498
Dexus Industria REIT	388,448	730,067
Dicker Data Ltd.	98,394	608,187
Eagers Automotive Ltd.	337,463	2,390,433
Elders Ltd.	290,716	1,814,708
Emeco Holdings Ltd. *	1,052,639	574,944
Emerald Resources NL *	999,037	2,711,387
EML Payments Ltd. *	567,545	267,630
EVT Ltd.	194,461	1,427,610
Fineos Corp. Ltd. *	253,566	223,658
SECURITY	NUMBER OF SHARES	VALUE ($)
Firefinch Ltd. *(b)	2,051,119	0
FleetPartners Group Ltd. *	441,257	955,064
G8 Education Ltd.	1,527,380	1,321,318
GDI Property Group Partnership	820,895	373,175
Genesis Minerals Ltd. *	2,062,804	3,177,121
Gold Road Resources Ltd.	2,036,752	2,245,647
GQG Partners, Inc.	1,197,449	2,226,166
GrainCorp Ltd., Class A	431,151	2,562,616
Growthpoint Properties Australia Ltd.	524,244	885,692
GWA Group Ltd.	472,070	768,719
Hansen Technologies Ltd.	317,522	926,387
Healius Ltd. *	1,281,237	1,451,764
HealthCo REIT	871,834	721,678
Helia Group Ltd.	555,508	1,545,340
HMC Capital Ltd.	460,588	2,643,826
HomeCo Daily Needs REIT	3,347,978	2,862,221
Hotel Property Investments Ltd.	371,899	873,074
HUB24 Ltd.	106,873	4,043,344
Imdex Ltd.	968,546	1,478,607
Imugene Ltd. *	13,207,414	555,596
Infomedia Ltd.	724,336	862,516
Ingenia Communities Group	706,131	2,491,372
Inghams Group Ltd.	698,252	1,473,406
Integral Diagnostics Ltd. (a)	326,211	575,469
ioneer Ltd. *	3,980,272	445,602
IPH Ltd.	423,398	1,775,363
IRESS Ltd. *	354,528	2,328,498
Johns Lyng Group Ltd.	356,139	906,151
Judo Capital Holdings Ltd. *	1,112,648	1,241,863
Jumbo Interactive Ltd.	96,579	904,298
Jupiter Mines Ltd.	1,622,177	203,620
Karoon Energy Ltd. *	1,492,550	1,751,963
Kelsian Group Ltd.	386,870	986,968
Kogan.com Ltd.	149,444	477,584
Latin Resources Ltd. *	5,041,051	684,071
Leo Lithium Ltd. *(b)	1,797,999	462,058
Life360, Inc. *	355,753	4,615,156
Lifestyle Communities Ltd.	208,160	1,090,347
Lovisa Holdings Ltd.	103,195	2,176,854
Macquarie Technology Group Ltd. *	25,998	1,491,432
Mayne Pharma Group Ltd. *	151,427	539,402
McMillan Shakespeare Ltd.	112,681	1,211,797
Megaport Ltd. *	286,967	1,662,799
Mesoblast Ltd. *(a)	2,008,545	1,403,682
Monadelphous Group Ltd.	172,012	1,503,227
Mount Gibson Iron Ltd. *	1,395,772	288,845
Myer Holdings Ltd.	1,587,157	899,200
MyState Ltd.	230,879	599,975
Nanosonics Ltd. *	440,975	966,421
National Storage REIT	2,554,923	4,195,107
Navigator Global Investments Ltd.	442,666	542,130
Netwealth Group Ltd.	161,501	2,467,707
Neuren Pharmaceuticals Ltd. *	204,618	2,164,412
nib holdings Ltd.	917,067	3,895,160
Nick Scali Ltd.	86,179	902,815
Nickel Industries Ltd.	3,088,674	1,760,359
Nine Entertainment Co. Holdings Ltd.	2,578,966	2,318,523
NRW Holdings Ltd.	828,211	2,000,511
Nuix Ltd. *	383,034	1,237,070
OFX Group Ltd. *	477,748	670,995
Omni Bridgeway Ltd. *	493,638	296,416
oOh!media Ltd.	807,789	690,587
Opthea Ltd. *	2,186,603	867,912
Paladin Energy Ltd. *	564,064	3,746,804
Perenti Ltd.	1,764,416	1,239,057
Perseus Mining Ltd.	2,620,158	4,693,333
PEXA Group Ltd. *	255,300	2,315,966
See financial notes
28
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pinnacle Investment Management Group Ltd.	181,758	2,156,916
Platinum Asset Management Ltd.	1,014,341	684,789
PolyNovo Ltd. *	1,138,722	1,807,938
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	1,505
Premier Investments Ltd.	154,118	3,690,243
PWR Holdings Ltd.	117,578	729,159
Ramelius Resources Ltd.	2,192,128	3,301,937
Red 5 Ltd. *	11,458,535	2,643,370
Regis Healthcare Ltd.	265,869	925,412
Regis Resources Ltd. *	1,308,683	1,660,451
Reliance Worldwide Corp. Ltd.	1,481,026	5,386,137
Resolute Mining Ltd. *	4,121,189	1,887,453
Ridley Corp. Ltd.	485,402	731,147
Rural Funds Group	709,946	987,482
Sandfire Resources Ltd. *	858,211	5,025,217
Sayona Mining Ltd. *	15,190,884	278,289
Select Harvests Ltd. *	235,833	652,852
Service Stream Ltd.	1,089,241	1,082,709
SG Fleet Group Ltd.	215,343	436,870
Sigma Healthcare Ltd.	2,988,082	2,554,542
Silex Systems Ltd. *	374,155	987,532
SiteMinder Ltd. *	395,638	1,315,358
SmartGroup Corp. Ltd.	163,511	888,647
Stanmore Resources Ltd.	615,977	1,258,001
Strike Energy Ltd. *(a)(b)	5,046,102	667,637
Super Retail Group Ltd.	308,990	3,744,345
Superloop Ltd. *	787,491	937,719
Syrah Resources Ltd. *	1,481,900	226,231
Technology One Ltd.	527,821	8,204,681
Telix Pharmaceuticals Ltd. *	540,648	6,826,702
Temple & Webster Group Ltd. *	214,277	1,693,758
Tyro Payments Ltd. *	647,959	446,235
Ventia Services Group Pty. Ltd.	1,515,671	4,350,060
Virgin Australia Holdings Pty. Ltd. *(b)	424,000	0
Viva Energy Group Ltd.	2,114,517	4,131,936
Vulcan Energy Resources Ltd. *(a)	263,485	699,009
Vulcan Steel Ltd.	180,446	906,002
Waypoint REIT Ltd.	1,275,584	2,258,913
Webjet Ltd. *	713,872	3,802,244
Weebit Nano Ltd. *(a)	343,428	535,937
West African Resources Ltd. *	1,930,966	1,873,530
Westgold Resources Ltd.	1,511,741	3,118,178
Wildcat Resources Ltd. *	1,904,393	381,179
Zip Co. Ltd. *	1,987,052	3,235,716
		278,928,121

Austria 1.0%
Agrana Beteiligungs AG	17,735	237,534
AT&S Austria Technologie & Systemtechnik AG *(a)	50,471	1,004,477
BAWAG Group AG *	145,265	11,118,893
CA Immobilien Anlagen AG (a)	63,988	2,252,340
DO & Co. AG *	14,151	2,368,358
EVN AG	71,323	2,490,791
Immofinanz AG *	60,058	2,097,387
Lenzing AG *(a)	36,064	1,231,509
Mayr Melnhof Karton AG (a)	16,296	1,755,101
Oesterreichische Post AG (a)	62,966	2,052,578
Palfinger AG	26,449	638,225
Porr AG	31,808	478,833
S IMMO AG *	14,430	364,175
Schoeller-Bleckmann Oilfield Equipment AG	21,241	768,831
Strabag SE	23,985	1,040,721
UNIQA Insurance Group AG	213,753	1,831,309
SECURITY	NUMBER OF SHARES	VALUE ($)
Vienna Insurance Group AG Wiener Versicherung Gruppe	72,744	2,508,208
Wienerberger AG	212,061	7,009,047
		41,248,317

Belgium 1.5%
Aedifica SA	90,550	6,114,017
Azelis Group NV	286,588	6,001,883
Barco NV	134,867	1,836,197
Bekaert SA	65,782	2,723,247
bpost SA	185,863	526,673
Cofinimmo SA	70,550	4,822,168
Colruyt Group NV	91,842	4,737,352
Deme Group NV	13,602	2,433,058
Fagron	114,002	2,417,778
Gimv NV	39,311	1,720,953
KBC Ancora	66,325	3,325,706
Kinepolis Group NV	26,695	1,202,632
Melexis NV	37,824	3,416,378
Montea NV	34,321	2,997,404
Ontex Group NV *	122,925	1,230,034
Proximus SADP	288,055	2,171,355
Retail Estates NV	23,892	1,713,704
Shurgard Self Storage Ltd.	58,908	2,598,430
Solvay SA	134,947	4,735,119
Tessenderlo Group SA	43,422	1,191,982
VGP NV	19,062	1,960,165
Xior Student Housing NV	66,073	2,395,211
		62,271,446

Canada 20.9%
Air Canada *	338,079	3,873,077
Alamos Gold, Inc., Class A	783,530	15,103,773
Algonquin Power & Utilities Corp.	1,306,775	7,087,758
Allied Properties Real Estate Investment Trust	242,163	3,124,626
AltaGas Ltd.	558,186	14,296,851
ARC Resources Ltd.	1,134,044	20,985,389
Aritzia, Inc. *	170,741	5,840,223
Atco Ltd., Class I	144,300	4,868,352
AtkinsRealis Group, Inc.	333,822	13,072,992
ATS Corp. *	150,342	4,038,123
B2Gold Corp.	2,471,200	6,949,247
Ballard Power Systems, Inc. *	486,428	898,687
Bausch Health Cos., Inc. *	572,436	3,393,629
Baytex Energy Corp.	1,346,145	4,794,284
BlackBerry Ltd. *	1,004,267	2,362,105
Boardwalk Real Estate Investment Trust	76,578	4,903,492
Bombardier, Inc., Class B *	163,061	11,198,610
Boralex, Inc., Class A	164,262	3,933,025
Boyd Group Services, Inc.	40,991	6,829,856
Brookfield Infrastructure Corp., Class A	226,156	9,203,974
Brookfield Renewable Corp., Class A	256,063	7,303,329
BRP, Inc.	62,702	4,547,203
CAE, Inc. *	603,783	10,801,119
Canadian Apartment Properties REIT	317,475	12,338,594
Canadian Tire Corp. Ltd., Class A	97,677	11,134,924
Canadian Western Bank	184,241	7,036,086
Canfor Corp. *	102,539	1,106,988
Capital Power Corp.	244,375	8,150,366
Capstone Copper Corp. *	905,832	6,499,273
Cargojet, Inc.	16,114	1,599,384
Cascades, Inc.	144,077	990,980
Celestica, Inc. *	223,186	11,363,401
Centerra Gold, Inc.	408,294	2,893,124
Chartwell Retirement Residences	453,474	4,909,060
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
29

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Choice Properties Real Estate Investment Trust	525,598	5,748,332
CI Financial Corp.	266,127	3,443,706
Cogeco Communications, Inc.	19,116	915,838
Colliers International Group, Inc.	82,126	11,848,934
Cronos Group, Inc. *	378,945	851,941
Definity Financial Corp.	151,954	5,637,321
Descartes Systems Group, Inc. *	161,379	16,271,410
Dream Industrial Real Estate Investment Trust	515,153	5,213,643
Eldorado Gold Corp. *	382,881	6,610,752
Element Fleet Management Corp.	736,274	15,269,047
Emera, Inc.	541,089	20,374,896
Enghouse Systems Ltd.	82,369	1,796,197
Equinox Gold Corp. *	669,443	3,819,712
Finning International, Inc.	272,916	8,099,900
First Capital Real Estate Investment Trust	399,817	5,146,967
First Majestic Silver Corp.	538,065	3,014,202
First National Financial Corp.	34,271	949,747
First Quantum Minerals Ltd. *	1,289,325	16,234,350
FirstService Corp.	75,695	13,643,915
GFL Environmental, Inc.	423,628	18,356,428
Gibson Energy, Inc.	310,169	5,118,278
Gildan Activewear, Inc.	320,154	14,590,138
Granite Real Estate Investment Trust	118,717	6,742,932
H&R Real Estate Investment Trust	487,605	3,809,668
Hudbay Minerals, Inc.	741,141	6,049,008
iA Financial Corp., Inc.	187,297	14,394,527
IAMGOLD Corp. *	1,044,762	5,162,764
IGM Financial, Inc.	154,370	4,544,909
Innergex Renewable Energy, Inc.	306,021	2,066,252
Ivanhoe Mines Ltd., Class A *	1,183,672	15,782,293
Keyera Corp.	436,698	13,080,689
Kinaxis, Inc. *	52,909	5,783,383
Kinross Gold Corp.	2,323,660	20,999,576
Laurentian Bank of Canada	83,453	1,598,161
Lightspeed Commerce, Inc. *	262,249	3,381,849
Linamar Corp.	76,239	3,575,073
Lithium Americas Argentina Corp. *(a)	226,116	595,594
Lundin Gold, Inc.	186,798	3,751,899
Lundin Mining Corp.	1,242,414	12,887,366
Maple Leaf Foods, Inc.	138,744	2,273,024
MEG Energy Corp. *	516,648	10,288,876
Methanex Corp.	102,766	4,799,940
Mullen Group Ltd.	158,063	1,672,401
NexGen Energy Ltd. *	967,591	5,822,417
North West Co., Inc.	88,917	3,013,711
Northland Power, Inc. (a)	489,207	7,488,288
NorthWest Healthcare Properties Real Estate Investment Trust	414,748	1,560,209
Novagold Resources, Inc. *	457,140	1,936,761
Nuvei Corp.	121,003	4,038,371
OceanaGold Corp.	1,329,383	3,462,166
Onex Corp.	121,578	8,589,618
Open Text Corp.	504,525	16,051,962
Osisko Gold Royalties Ltd.	350,571	6,055,495
Pan American Silver Corp.	692,387	13,983,880
Paramount Resources Ltd., Class A	149,225	3,070,309
Parex Resources, Inc.	195,996	1,967,595
Parkland Corp.	267,307	7,233,305
PrairieSky Royalty Ltd.	447,555	9,271,553
Premium Brands Holdings Corp.	70,457	4,571,667
Primaris Real Estate Investment Trust	183,144	2,015,229
Primo Water Corp.	297,422	6,580,689
Quebecor, Inc., Class B	94,375	2,343,707
RB Global, Inc.	346,965	29,888,805
RioCan Real Estate Investment Trust	565,212	7,821,335
SECURITY	NUMBER OF SHARES	VALUE ($)
Russel Metals, Inc.	115,147	3,215,829
SmartCentres Real Estate Investment Trust	240,909	4,565,250
SSR Mining, Inc.	386,957	2,015,536
Stantec, Inc.	216,974	17,768,444
Stelco Holdings, Inc.	89,139	4,332,112
Stella-Jones, Inc.	107,625	7,410,573
Superior Plus Corp.	469,956	2,695,426
TFI International, Inc.	151,268	22,385,756
TMX Group Ltd.	519,114	16,558,494
Topaz Energy Corp.	180,451	3,574,878
Torex Gold Resources, Inc. *	165,123	3,185,456
Toromont Industries Ltd.	155,860	13,954,833
TransAlta Corp.	510,902	4,499,653
Transcontinental, Inc., Class A	137,104	1,708,014
Veren, Inc.	1,163,347	8,415,977
Vermilion Energy, Inc.	305,113	3,139,987
West Fraser Timber Co. Ltd.	142,380	12,597,896
Westshore Terminals Investment Corp.	65,900	1,169,111
Whitecap Resources, Inc.	1,122,662	8,546,475
Winpak Ltd.	57,747	1,954,679
WSP Global, Inc.	236,846	39,480,484
		893,569,677

Denmark 2.7%
ALK-Abello AS *	251,568	6,682,497
Alm Brand AS	1,620,221	2,935,758
Ambu AS, Class B *	344,714	6,545,300
Bavarian Nordic AS *	119,569	4,719,876
Chemometec AS	29,878	1,660,924
D/S Norden AS	41,743	1,728,296
Dfds AS	60,864	1,663,721
FLSmidth & Co. AS (a)	107,183	5,474,785
GN Store Nord AS *	277,990	6,340,644
ISS AS	290,854	5,382,349
Jyske Bank AS	87,664	7,044,498
Netcompany Group AS *	61,557	2,793,478
NKT AS *	101,974	9,715,268
NTG Nordic Transport Group AS, Class A *	30,687	1,247,772
Ringkjoebing Landbobank AS	48,809	8,010,975
Royal Unibrew AS *	94,811	7,879,108
Scandinavian Tobacco Group AS, A Shares	98,267	1,554,516
Schouw & Co. AS	23,494	2,022,159
Spar Nord Bank AS	139,733	2,695,707
Sydbank AS	100,348	5,089,922
Topdanmark AS	81,813	4,533,430
TORM PLC, Class A	78,524	2,880,588
Zealand Pharma AS *	125,939	16,567,970
		115,169,541

Finland 1.4%
Cargotec OYJ, B Shares	81,870	4,323,118
Citycon OYJ *	165,559	745,857
Finnair OYJ *	164,764	443,633
F-Secure OYJ	204,833	477,266
Huhtamaki OYJ	177,761	7,292,061
Kalmar OYJ, B Shares *	82,086	2,348,302
Kemira OYJ	216,453	5,314,146
Kojamo OYJ *	299,235	3,136,684
Konecranes OYJ	134,758	9,471,890
Mandatum OYJ	887,478	4,205,438
Metsa Board OYJ, B Shares	263,058	1,824,236
Nokian Renkaat OYJ	231,308	2,195,242
Outokumpu OYJ	675,022	2,514,267
See financial notes
30
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
QT Group OYJ *	37,519	3,966,094
Revenio Group OYJ	43,900	1,642,440
Sanoma OYJ	143,061	1,065,724
Terveystalo OYJ	137,454	1,539,736
TietoEVRY OYJ	200,192	4,210,258
Tokmanni Group Corp.	90,848	1,100,123
YIT OYJ *	341,395	986,293
		58,802,808

France 3.3%
Air France-KLM *(a)	222,612	2,025,977
Altarea SCA	12,119	1,336,086
Alten SA	55,347	6,224,381
Antin Infrastructure Partners SA	50,652	701,955
ARGAN SA	23,192	1,958,714
Believe SA *	9,191	147,720
Beneteau SACA	70,398	700,533
Carmila SA	109,698	2,035,078
Coface SA	200,107	3,220,587
Derichebourg SA	183,382	1,020,002
Elior Group SA *	217,889	791,557
Elis SA	330,620	8,182,939
Equasens	8,807	465,002
Eramet SA	18,592	1,463,201
Etablissements Maurel et Prom SA	101,197	589,759
Euroapi SA *(a)	138,795	638,803
Eutelsat Communications SACA *(a)	307,949	1,466,417
Exclusive Networks SA *	42,451	1,101,892
Fnac Darty SA	21,194	699,097
Forvia SE	299,326	3,062,096
Gaztransport Et Technigaz SA	66,185	9,765,581
GL Events SACA	24,912	477,601
ICADE	61,946	1,390,560
ID Logistics Group SACA *	4,860	2,248,645
Imerys SA	74,879	2,511,372
Interparfums SA	40,709	2,041,254
IPSOS SA	70,929	4,365,229
Jacquet Metals SACA	24,605	422,691
Lagardere SA	37,444	938,769
LISI SA	26,248	828,036
Manitou BF SA	22,518	472,083
Mercialys SA	176,766	2,269,682
Mersen SA	30,869	1,057,527
Metropole Television SA	118,291	1,607,898
Nexans SA	56,885	7,348,133
Nexity SA *	80,092	857,283
Opmobility	104,887	1,010,645
OVH Groupe SAS *(a)	50,982	348,185
Peugeot Invest SA	9,765	875,519
Quadient SA	64,402	1,238,961
Rubis SCA	179,423	5,783,329
SES SA, Class A	680,608	3,668,887
Societe BIC SA	43,776	2,965,486
Sopra Steria Group	26,920	5,199,707
SPIE SA	255,534	10,324,046
Technip Energies NV	263,906	6,274,685
Television Francaise 1 SA	202,152	1,804,641
Trigano SA	15,157	1,783,425
Ubisoft Entertainment SA *	195,506	3,720,012
Vallourec SACA *	310,584	4,979,732
Valneva SE *(a)	192,832	702,237
Verallia SA	129,509	3,853,342
Vetoquinol SA	7,339	779,047
Vicat SACA	29,386	1,022,986
Virbac SACA	8,062	3,101,030
Viridien *	13,647	599,023
Voltalia SA *	72,752	664,366
SECURITY	NUMBER OF SHARES	VALUE ($)
VusionGroup (a)	15,032	2,352,743
X-Fab Silicon Foundries SE *(a)	101,855	615,015
		140,101,189

Germany 3.7%
1&1 AG	86,274	1,377,062
About You Holding SE *	88,757	304,069
Adesso SE	6,946	508,212
Adtran Networks SE	34,609	737,059
AIXTRON SE	202,151	3,882,252
Aroundtown SA *	1,295,099	3,295,720
Atoss Software SE	14,646	2,250,178
Aurubis AG	57,321	4,333,540
Auto1 Group SE *	179,600	1,839,887
Basler AG *	27,745	297,896
BayWa AG *(a)	26,402	344,263
Befesa SA	77,387	2,326,517
Bilfinger SE	49,633	2,615,085
CANCOM SE	62,651	1,880,728
Ceconomy AG *	341,774	1,004,034
CompuGroup Medical SE & Co. KGaA	44,849	773,940
Dermapharm Holding SE	33,125	1,272,312
Deutsche Beteiligungs AG (a)	26,993	751,446
Deutsche EuroShop AG	35,644	905,477
Deutsche Pfandbriefbank AG *(a)	231,868	1,287,123
Deutz AG	245,914	1,291,327
Duerr AG	92,121	2,013,882
Eckert & Ziegler SE	27,459	1,317,292
Elmos Semiconductor SE	16,722	1,512,233
ElringKlinger AG (a)	51,658	240,157
Encavis AG *	206,899	3,961,985
Energiekontor AG	12,987	830,893
Evotec SE *	299,099	2,209,910
flatexDEGIRO AG	161,491	2,336,320
Freenet AG	225,516	6,580,080
Gerresheimer AG	65,555	7,510,253
GFT Technologies SE	32,781	780,134
Grand City Properties SA *	184,994	2,545,289
Grenke AG	50,861	1,427,155
Hamburger Hafen und Logistik AG	48,051	787,177
HelloFresh SE *	308,251	2,531,044
Hensoldt AG	109,729	4,115,032
Hornbach Holding AG & Co. KGaA	17,271	1,529,382
Hugo Boss AG	107,296	4,490,540
Hypoport SE *	8,038	2,373,790
Indus Holding AG	36,478	904,456
Ionos SE *	39,535	1,135,605
Jenoptik AG	95,796	2,979,628
K&S AG	338,005	4,007,015
Kloeckner & Co. SE	109,606	628,453
Kontron AG (a)	82,506	1,548,887
Krones AG	27,543	3,780,431
KWS Saat SE & Co. KGaA	20,300	1,534,706
Lanxess AG	165,301	4,671,267
METRO AG	228,996	1,209,079
Nagarro SE *(a)	15,859	1,351,683
New Work SE *(b)	5,354	392,620
Nordex SE *	262,979	4,194,628
Norma Group SE	61,177	999,500
Patrizia SE	81,619	738,111
PNE AG (a)	80,967	1,157,921
ProSiebenSat.1 Media SE (a)	317,536	2,019,256
Redcare Pharmacy NV *	14,994	2,087,885
Salzgitter AG	71,740	1,256,250
Schott Pharma AG & Co. KGaA	65,094	2,593,892
Secunet Security Networks AG	3,096	356,404
SGL Carbon SE *(a)	97,592	614,660
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
31

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Siltronic AG	39,253	3,217,409
SMA Solar Technology AG	16,745	388,865
Stabilus SE	46,574	2,041,489
STRATEC SE	13,889	672,601
Stroeer SE & Co. KGaA	58,550	3,836,692
Suedzucker AG	112,506	1,516,811
TAG Immobilien AG *	284,256	4,666,155
Takkt AG	63,180	731,509
TeamViewer SE *	275,285	3,802,818
Thyssenkrupp Nucera AG & Co. KGaA *(a)	54,499	555,593
TUI AG *	848,948	5,598,736
United Internet AG	150,721	3,198,190
Verbio SE	38,434	735,561
Vitesco Technologies Group AG, Class A	8,008	463,590
Vossloh AG	16,521	877,781
Wacker Neuson SE	46,085	741,707
Wuestenrot & Wuerttembergische AG	54,420	739,716
		156,318,235

Hong Kong 0.6%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	431,677	467,626
Cafe de Coral Holdings Ltd.	609,180	632,578
CGN Mining Co. Ltd. *	4,743,623	942,595
China Animal Healthcare Ltd. *(b)	192,752	0
Chow Sang Sang Holdings International Ltd.	473,582	403,131
CITIC Resources Holdings Ltd.	3,916,864	185,790
CITIC Telecom International Holdings Ltd.	2,710,589	795,760
C-Mer Medical Holdings Ltd. *(a)	813,113	231,413
Cowell e Holdings, Inc. *(a)	457,924	1,347,284
Dah Sing Financial Holdings Ltd.	362,205	1,070,307
Everest Medicines Ltd. *(a)	206,354	547,604
Far East Consortium International Ltd.	2,329,373	364,319
Fortune Real Estate Investment Trust	2,624,286	1,429,826
Giordano International Ltd.	2,205,867	483,569
Guotai Junan International Holdings Ltd.	3,946,534	318,742
HKBN Ltd.	1,486,712	512,699
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,537,728	312,320
IGG, Inc. *	1,624,996	674,964
Jinchuan Group International Resources Co. Ltd. (a)	9,543,448	648,432
JS Global Lifestyle Co. Ltd. *	2,249,626	441,250
K Wah International Holdings Ltd.	2,676,256	590,118
LK Technology Holdings Ltd.	702,436	226,929
Luk Fook Holdings International Ltd.	649,442	1,203,904
MH Development NPV *(b)	459,925	0
Mongolian Mining Corp. *	969,129	1,010,079
Pacific Basin Shipping Ltd.	8,942,194	2,464,709
Prosperity REIT	2,201,478	406,406
Realord Group Holdings Ltd. *(a)	672,001	460,039
SmarTone Telecommunications Holdings Ltd.	666,814	328,261
Stella International Holdings Ltd.	1,129,500	2,140,148
SUNeVision Holdings Ltd.	1,152,228	496,319
Sunlight Real Estate Investment Trust	2,061,835	504,859
Superb Summit International Group Ltd. *(b)	1,120,000	0
Texhong International Group Ltd. *	483,923	222,097
Theme International Holdings Ltd.	9,726,507	492,535
Truly International Holdings Ltd.	3,155,238	380,227
United Laboratories International Holdings Ltd.	1,856,183	2,124,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Value Partners Group Ltd.	2,738,621	491,522
Vobile Group Ltd. *(a)	3,376,427	627,637
VSTECS Holdings Ltd.	1,273,240	701,878
		26,682,859

Ireland 0.0%
Dalata Hotel Group PLC	422,960	2,059,967

Israel 1.1%
AFI Properties Ltd. *	6,828	316,973
Alony Hetz Properties & Investments Ltd.	285,787	2,146,849
Ashdod Refinery Ltd.	19,183	302,750
Ashtrom Group Ltd. *	73,490	1,017,211
AudioCodes Ltd.	47,338	521,729
Cellcom Israel Ltd. *	164,478	716,403
Clal Insurance Enterprises Holdings Ltd. *	125,750	2,045,279
Danel Adir Yeoshua Ltd.	9,085	825,226
Delek Automotive Systems Ltd.	88,075	538,040
Delta Galil Ltd.	18,009	818,162
Elco Ltd.	18,382	582,751
Equital Ltd. *	34,301	1,156,447
FIBI Holdings Ltd.	32,768	1,418,215
Formula Systems 1985 Ltd.	17,564	1,368,321
Fox Wizel Ltd.	13,741	1,015,186
G City Ltd.	164,157	565,216
Hilan Ltd.	25,474	1,377,808
IDI Insurance Co. Ltd.	15,189	510,836
Isracard Ltd.	368,440	1,310,235
Israel Canada TR Ltd.	279,062	1,044,703
Kamada Ltd. *	73,700	424,423
Kenon Holdings Ltd.	38,231	968,343
Matrix IT Ltd.	60,867	1,202,239
Maytronics Ltd.	87,700	272,710
Mega Or Holdings Ltd.	38,040	1,007,549
Menora Mivtachim Holdings Ltd.	40,644	1,142,850
Migdal Insurance & Financial Holdings Ltd.	709,630	906,918
Oil Refineries Ltd.	4,579,855	1,190,573
One Software Technologies Ltd.	79,321	1,040,849
OPC Energy Ltd. *	157,259	1,214,287
Partner Communications Co. Ltd. *	193,209	852,197
Paz Oil Co. Ltd.	19,223	2,082,072
Perion Network Ltd. *	80,878	701,649
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,288	819,271
Reit 1 Ltd.	378,714	1,534,692
Sapiens International Corp. NV	58,061	2,120,767
Sella Capital Real Estate Ltd.	415,287	821,988
Shikun & Binui Ltd. *	610,235	1,522,938
Shufersal Ltd.	510,849	4,405,060
Summit Real Estate Holdings Ltd.	78,394	1,126,367
		44,956,082

Italy 2.8%
ACEA SpA	80,541	1,492,385
Anima Holding SpA	390,699	2,179,622
Ariston Holding NV	196,512	907,055
Arnoldo Mondadori Editore SpA	242,472	704,530
Azimut Holding SpA	204,465	5,160,148
Banca Generali SpA	103,964	4,642,236
Banca IFIS SpA	53,540	1,259,940
Banca Monte dei Paschi di Siena SpA	1,705,666	9,927,113
Banca Popolare di Sondrio SpA	684,487	5,292,246
See financial notes
32
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BFF Bank SpA	331,597	3,598,873
Biesse SpA	24,587	242,761
BPER Banca SpA	2,005,412	11,232,140
Brembo NV	278,125	3,258,969
Carel Industries SpA	91,726	1,825,536
Cementir Holding NV	83,570	912,086
Credito Emiliano SpA	125,500	1,433,613
Danieli & C Officine Meccaniche SpA	18,948	699,468
De' Longhi SpA	133,097	4,254,748
El.En. SpA	100,190	1,148,927
Enav SpA	477,767	2,104,784
ERG SpA	104,267	2,825,314
Fincantieri SpA *(a)	175,201	983,225
GVS SpA *	137,693	1,031,832
Iren SpA	1,218,637	2,639,815
Italmobiliare SpA	26,564	843,886
Iveco Group NV	367,818	3,877,580
Juventus Football Club SpA *(a)	260,917	822,384
Lottomatica Group SpA	199,613	2,598,391
Maire SpA	296,665	2,577,771
MARR SpA	41,790	543,986
MFE-MediaForEurope NV, Class A	387,419	1,267,634
MFE-MediaForEurope NV, Class B	194,718	859,547
Moltiply Group SpA	30,458	1,260,902
Piaggio & C SpA	322,268	959,573
RAI Way SpA	183,114	1,029,659
Saipem SpA *	2,514,420	5,649,919
Salcef Group SpA	41,041	1,172,050
Salvatore Ferragamo SpA (a)	124,105	1,028,228
Sanlorenzo SpA	25,879	1,082,799
Saras SpA	1,186,631	2,101,571
Sesa SpA	13,938	1,495,742
SOL SpA	68,109	2,725,343
Tamburi Investment Partners SpA	187,423	1,975,005
Technogym SpA	244,829	2,650,392
Technoprobe SpA *	287,829	2,379,926
Tinexta SpA	37,509	540,989
Unipol Gruppo SpA	815,145	8,643,880
Webuild SpA	839,590	2,319,638
Zignago Vetro SpA	55,574	676,663
		120,840,824

Japan 17.9%
77 Bank Ltd.	134,224	3,857,886
Adastria Co. Ltd.	49,915	1,237,548
ADEKA Corp.	188,178	3,903,009
Advance Logistics Investment Corp.	1,266	1,082,497
Aeon Delight Co. Ltd.	33,113	919,900
Aeon Hokkaido Corp.	100,095	626,947
Ai Holdings Corp.	67,405	1,171,677
Aichi Corp.	47,414	364,385
Aichi Financial Group, Inc.	89,222	1,489,025
Aichi Steel Corp.	21,523	483,364
Aida Engineering Ltd.	104,823	560,813
Aiful Corp.	553,400	1,261,830
Ain Holdings, Inc.	51,543	1,870,494
Aiphone Co. Ltd.	22,787	461,671
Aisan Industry Co. Ltd.	56,497	569,995
Akita Bank Ltd.	29,526	475,523
Alconix Corp.	50,392	486,598
Alpen Co. Ltd.	28,637	425,017
Altech Corp.	34,810	636,886
Anest Iwata Corp.	61,095	531,206
Anicom Holdings, Inc.	154,064	696,227
Anycolor, Inc. *	61,798	1,084,823
AOKI Holdings, Inc.	70,571	611,174
Aoyama Trading Co. Ltd.	84,490	832,685
SECURITY	NUMBER OF SHARES	VALUE ($)
Appier Group, Inc. *	153,145	1,727,029
Arata Corp.	59,975	1,456,074
ARCLANDS Corp.	104,622	1,249,529
Arcs Co. Ltd.	86,499	1,513,086
ARE Holdings, Inc.	136,657	1,733,495
Argo Graphics, Inc.	27,516	952,444
Ariake Japan Co. Ltd.	33,787	1,106,858
Arisawa Manufacturing Co. Ltd.	50,955	532,979
Artience Co. Ltd.	64,099	1,646,443
Asahi Diamond Industrial Co. Ltd.	92,030	559,366
Asahi Yukizai Corp.	21,922	630,838
Asanuma Corp.	115,580	555,654
ASKA Pharmaceutical Holdings Co. Ltd.	39,728	644,466
Atom Corp. *(a)	219,865	1,105,327
Autobacs Seven Co. Ltd.	109,710	1,130,592
Avant Group Corp.	39,910	502,421
Avex, Inc.	63,608	629,069
Awa Bank Ltd.	65,036	1,158,637
Axial Retailing, Inc.	104,208	680,621
Bando Chemical Industries Ltd.	46,681	591,187
Bank of Iwate Ltd.	29,815	506,182
Bank of Nagoya Ltd.	24,005	1,160,641
Bank of Saga Ltd.	23,350	368,840
Bank of the Ryukyus Ltd.	75,170	558,077
Base Co. Ltd.	14,833	327,008
Belc Co. Ltd.	17,718	762,967
Bell System24 Holdings, Inc.	61,100	635,317
Belluna Co. Ltd.	90,739	462,404
BML, Inc.	34,761	654,850
Broadleaf Co. Ltd.	159,905	811,578
BRONCO BILLY Co. Ltd.	16,965	417,120
Bunka Shutter Co. Ltd.	107,105	1,336,560
C Uyemura & Co. Ltd.	20,499	1,504,992
Canon Electronics, Inc.	34,266	536,800
Carta Holdings, Inc.	37,654	360,494
Cawachi Ltd.	22,949	424,920
Central Automotive Products Ltd.	24,647	873,449
Central Glass Co. Ltd.	42,499	1,050,763
Change Holdings, Inc.	75,568	743,717
Chilled & Frozen Logistics Holdings Co. Ltd. *	6,229	244,702
Chiyoda Corp. *	291,213	632,007
Chiyoda Integre Co. Ltd.	20,888	513,575
Chofu Seisakusho Co. Ltd.	32,871	459,636
Chori Co. Ltd.	21,911	537,975
Chubu Shiryo Co. Ltd.	50,374	533,822
Chubu Steel Plate Co. Ltd.	29,982	508,812
Chudenko Corp.	48,741	1,077,889
Chugoku Marine Paints Ltd.	82,426	1,137,847
CI Takiron Corp.	73,635	439,469
Citizen Watch Co. Ltd.	387,665	2,502,696
CKD Corp.	112,071	2,256,737
CMK Corp.	110,286	346,904
COLOPL, Inc.	94,801	379,582
Colowide Co. Ltd. (a)	131,354	1,589,996
Comforia Residential REIT, Inc.	1,301	2,859,242
Computer Engineering & Consulting Ltd.	41,312	539,648
Comture Corp.	42,876	481,455
Cosel Co. Ltd.	39,086	328,837
CRE Logistics REIT, Inc.	1,161	1,192,855
Create Restaurants Holdings, Inc.	192,252	1,389,026
Create SD Holdings Co. Ltd.	44,717	999,649
CTI Engineering Co. Ltd.	20,263	653,376
Curves Holdings Co. Ltd.	116,507	637,726
Cybozu, Inc.	46,331	549,844
Dai Nippon Toryo Co. Ltd.	46,679	377,010
Dai-Dan Co. Ltd.	49,828	1,036,907
Daido Metal Co. Ltd.	76,058	274,761
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
33

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiei Kankyo Co. Ltd.	64,281	1,335,463
Daihen Corp.	37,365	1,693,685
Daiho Corp.	15,007	357,641
Daiichi Jitsugyo Co. Ltd.	50,775	838,665
Daiki Aluminium Industry Co. Ltd.	51,559	398,010
Daikoku Denki Co. Ltd. (a)	16,526	419,946
Daikokutenbussan Co. Ltd.	9,705	771,174
Daikyonishikawa Corp.	110,787	528,807
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	23,553	507,925
Daiseki Co. Ltd.	73,614	1,931,290
Daishi Hokuetsu Financial Group, Inc.	77,509	2,815,993
Daito Pharmaceutical Co. Ltd.	26,165	426,784
Daiwa Industries Ltd.	49,683	498,860
Daiwabo Holdings Co. Ltd.	166,575	3,152,346
DCM Holdings Co. Ltd. (a)	224,319	2,229,248
DeNA Co. Ltd.	157,781	1,798,273
Denyo Co. Ltd.	26,220	479,003
Dexerials Corp.	98,966	4,396,223
Digital Arts, Inc.	18,555	568,992
Digital Garage, Inc.	64,023	1,287,451
Dip Corp.	56,537	1,121,382
DKS Co. Ltd.	13,169	294,845
Doshisha Co. Ltd.	40,447	610,573
Doutor Nichires Holdings Co. Ltd.	42,459	645,028
DTS Corp.	63,491	1,796,524
Duskin Co. Ltd.	74,450	1,922,544
DyDo Group Holdings, Inc.	29,962	580,700
Eagle Industry Co. Ltd.	51,086	716,443
Earth Corp.	27,873	1,012,659
EDION Corp.	135,101	1,699,839
eGuarantee, Inc.	58,302	566,183
Ehime Bank Ltd.	62,790	489,021
Eiken Chemical Co. Ltd.	59,364	936,092
Eizo Corp.	35,938	1,118,088
Elan Corp.	61,108	343,721
Elecom Co. Ltd.	80,420	793,126
Elematec Corp.	29,944	372,436
en Japan, Inc.	50,941	859,600
Enplas Corp.	12,657	615,443
eRex Co. Ltd. *	67,355	363,131
ES-Con Japan Ltd.	72,779	519,832
ESCON Japan REIT Investment Corp.	612	504,799
ESPEC Corp.	35,290	615,615
euglena Co. Ltd. *(a)	204,362	697,558
Exedy Corp.	53,280	1,139,845
FCC Co. Ltd.	65,095	1,038,981
Feed One Co. Ltd.	53,191	317,820
Ferrotec Holdings Corp.	87,403	1,465,271
FIDEA Holdings Co. Ltd.	34,739	361,693
Financial Partners Group Co. Ltd.	108,180	1,745,977
Fixstars Corp.	38,864	427,062
FP Partner, Inc.	30,448	621,695
France Bed Holdings Co. Ltd.	59,659	493,317
Fudo Tetra Corp.	20,522	344,887
Fuji Co. Ltd.	60,545	814,169
Fuji Corp.	154,518	2,589,361
Fuji Seal International, Inc.	76,252	1,173,591
Fujibo Holdings, Inc.	16,828	520,656
Fujicco Co. Ltd.	40,706	471,066
Fujimi, Inc.	109,084	1,863,205
Fujimori Kogyo Co. Ltd.	31,587	943,673
Fujio Food Group, Inc. *(a)	49,877	468,266
Fujita Kanko, Inc. *	14,818	995,296
Fujitec Co. Ltd.	139,027	4,490,532
Fujiya Co. Ltd.	20,998	380,864
Fukuda Corp.	9,408	359,895
Fukuda Denshi Co. Ltd.	21,677	1,116,565
SECURITY	NUMBER OF SHARES	VALUE ($)
Fukui Bank Ltd.	43,011	570,113
Fukuoka REIT Corp.	1,383	1,409,548
Fukushima Galilei Co. Ltd.	21,434	828,773
Fukuyama Transporting Co. Ltd.	55,806	1,421,931
FULLCAST Holdings Co. Ltd.	36,943	381,850
Funai Soken Holdings, Inc.	73,202	1,183,459
Furukawa Co. Ltd.	58,794	651,315
Furukawa Electric Co. Ltd.	117,316	2,900,571
Furuno Electric Co. Ltd.	46,183	562,360
Furuya Metal Co. Ltd.	31,784	927,729
Fuso Chemical Co. Ltd.	36,732	997,734
Futaba Industrial Co. Ltd.	110,547	550,438
Future Corp.	63,709	774,895
G-7 Holdings, Inc.	29,738	325,963
Gakken Holdings Co. Ltd.	54,420	380,105
Gamecard-Joyco Holdings, Inc. (a)	17,605	273,013
Genki Global Dining Concepts Corp.	20,525	588,523
Genky DrugStores Co. Ltd.	31,283	815,350
Geo Holdings Corp.	44,974	498,527
Giken Ltd.	27,655	338,838
Global One Real Estate Investment Corp.	1,958	1,374,318
GLOBERIDE, Inc.	37,171	487,597
Glory Ltd.	89,369	1,602,572
GMO Financial Holdings, Inc.	86,004	378,617
Godo Steel Ltd.	16,900	533,330
Goldcrest Co. Ltd.	29,037	582,315
Gree, Inc.	131,749	404,463
gremz, Inc.	29,463	541,485
G-Tekt Corp.	40,415	464,368
GungHo Online Entertainment, Inc.	74,640	1,553,238
Gunma Bank Ltd.	669,548	4,463,193
Gunze Ltd.	29,195	1,114,826
H.U. Group Holdings, Inc.	99,328	1,827,545
H2O Retailing Corp.	178,148	2,623,188
Hakuto Co. Ltd.	19,908	682,263
Halows Co. Ltd.	16,070	472,923
Hamakyorex Co. Ltd.	29,722	1,000,225
Hankyu Hanshin REIT, Inc.	1,090	973,181
Hanwa Co. Ltd.	68,250	2,385,856
Happinet Corp.	29,597	777,504
Hazama Ando Corp.	291,529	2,312,530
Health Care & Medical Investment Corp.	654	549,772
Heiwa Real Estate Co. Ltd.	60,030	1,677,979
Heiwa Real Estate REIT, Inc.	1,889	1,725,470
Heiwado Co. Ltd.	56,412	938,747
Hibiya Engineering Ltd.	30,759	730,924
Hiday Hidaka Corp.	51,654	967,060
HI-LEX Corp.	50,964	500,172
Hioki EE Corp.	17,306	962,732
Hirata Corp.	15,789	559,536
HIS Co. Ltd. *	77,775	1,017,557
Hitachi Zosen Corp.	311,749	2,063,982
Hochiki Corp.	27,556	436,982
Hodogaya Chemical Co. Ltd.	9,896	347,979
Hogy Medical Co. Ltd.	34,740	1,055,764
Hokkaido Electric Power Co., Inc.	331,079	2,295,417
Hokkaido Gas Co. Ltd.	21,254	466,375
Hokkoku Financial Holdings, Inc.	40,017	1,352,176
Hokuetsu Corp. (a)	261,682	2,760,507
Hokuetsu Industries Co. Ltd.	43,050	584,230
Hokuhoku Financial Group, Inc.	225,766	2,696,385
Hokuriku Electric Power Co.	328,122	2,207,311
Hokuto Corp.	37,907	488,921
Honeys Holdings Co. Ltd.	29,215	320,230
Hoosiers Holdings Co. Ltd.	47,598	345,858
Hoshino Resorts REIT, Inc.	499	1,737,530
Hosiden Corp.	96,977	1,397,327
Hosokawa Micron Corp.	20,874	623,618
See financial notes
34
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hulic Reit, Inc.	2,429	2,355,515
Hyakugo Bank Ltd.	405,596	1,635,142
Hyakujushi Bank Ltd.	49,005	907,706
Ichibanya Co. Ltd.	153,509	1,093,292
Ichigo Office REIT Investment Corp.	2,206	1,290,829
Ichigo, Inc.	368,029	963,010
Ichikoh Industries Ltd.	110,559	340,929
Ichiyoshi Securities Co. Ltd.	65,327	325,726
Icom, Inc.	17,357	328,294
Idec Corp.	47,938	883,662
IDOM, Inc.	101,709	800,512
Iino Kaiun Kaisha Ltd.	155,962	1,379,616
I'll, Inc.	33,593	676,451
Inaba Denki Sangyo Co. Ltd.	99,361	2,610,184
Inabata & Co. Ltd.	72,477	1,682,444
Ines Corp.	34,980	373,091
Infomart Corp.	390,090	822,483
Insource Co. Ltd.	77,491	568,390
Integrated Design & Engineering Holdings Co. Ltd.	26,540	733,653
Iriso Electronics Co. Ltd.	37,957	692,379
Ishihara Sangyo Kaisha Ltd.	64,518	669,529
Istyle, Inc. *	123,934	447,713
Itochu Enex Co. Ltd.	85,634	941,001
Itochu-Shokuhin Co. Ltd.	9,272	465,494
Itoki Corp.	85,701	842,855
J Trust Co. Ltd.	182,583	576,822
JAC Recruitment Co. Ltd.	103,177	536,417
Jaccs Co. Ltd.	46,696	1,273,192
JAFCO Group Co. Ltd.	95,882	1,327,222
Japan Elevator Service Holdings Co. Ltd.	110,129	2,161,661
Japan Excellent, Inc.	2,362	2,053,701
Japan Lifeline Co. Ltd.	91,458	705,383
Japan Material Co. Ltd.	107,834	1,313,811
Japan Petroleum Exploration Co. Ltd.	55,512	2,218,879
Japan Pulp & Paper Co. Ltd.	14,952	656,181
Japan Securities Finance Co. Ltd.	144,532	1,998,166
Japan Transcity Corp.	90,709	548,222
Japan Wool Textile Co. Ltd.	101,727	941,082
JBCC Holdings, Inc.	24,741	781,626
JCR Pharmaceuticals Co. Ltd.	110,285	474,149
JCU Corp.	41,666	1,025,876
JINS Holdings, Inc.	27,072	966,824
JM Holdings Co. Ltd.	25,865	533,803
J-Oil Mills, Inc.	32,868	441,761
Joshin Denki Co. Ltd.	40,956	787,026
Joyful Honda Co. Ltd.	101,015	1,489,504
JP-Holdings, Inc.	109,963	542,244
JSB Co. Ltd.	21,705	459,128
JSP Corp.	20,792	290,735
Juroku Financial Group, Inc.	63,279	1,853,542
JVCKenwood Corp.	283,232	2,557,948
K&O Energy Group, Inc.	26,457	635,964
Kaga Electronics Co. Ltd.	31,925	1,194,954
Kaken Pharmaceutical Co. Ltd.	59,971	1,700,218
Kameda Seika Co. Ltd.	26,079	800,612
Kamei Corp.	40,770	590,249
Kanamoto Co. Ltd.	55,562	1,103,188
Kanematsu Corp.	155,874	2,687,021
Kanto Denka Kogyo Co. Ltd.	84,205	566,745
Kappa Create Co. Ltd.	44,112	530,477
Katakura Industries Co. Ltd.	37,257	527,107
Kato Sangyo Co. Ltd.	48,593	1,410,016
Kawada Technologies, Inc.	23,052	426,986
KeePer Technical Laboratory Co. Ltd.	21,648	602,882
Keihanshin Building Co. Ltd.	63,219	707,716
Keiyo Bank Ltd.	189,446	1,018,758
Kenko Mayonnaise Co. Ltd.	28,623	476,116
SECURITY	NUMBER OF SHARES	VALUE ($)
Key Coffee, Inc.	30,121	435,871
KFC Holdings Japan Ltd. (a)	4,960	220,399
KH Neochem Co. Ltd.	66,725	950,432
Kisoji Co. Ltd.	42,990	756,137
Kissei Pharmaceutical Co. Ltd.	69,545	1,652,592
Ki-Star Real Estate Co. Ltd.	14,136	361,155
Kitz Corp.	145,865	1,031,839
Kiyo Bank Ltd.	115,285	1,481,393
Koa Corp.	55,718	479,480
Koatsu Gas Kogyo Co. Ltd.	45,884	283,614
Kohnan Shoji Co. Ltd.	44,110	1,176,933
KOMEDA Holdings Co. Ltd.	59,619	1,080,557
Komehyo Holdings Co. Ltd.	21,210	616,176
Komeri Co. Ltd.	48,032	1,228,798
Komori Corp.	82,835	656,513
Konishi Co. Ltd.	102,787	900,061
Konoike Transport Co. Ltd.	54,296	913,976
Kosaido Holdings Co. Ltd.	213,407	693,256
Koshidaka Holdings Co. Ltd.	85,329	560,245
KPP Group Holdings Co. Ltd.	86,484	415,180
Krosaki Harima Corp.	30,414	456,612
Kumagai Gumi Co. Ltd.	63,335	1,557,222
Kumiai Chemical Industry Co. Ltd.	176,745	943,174
Kura Sushi, Inc.	37,094	970,627
Kurabo Industries Ltd.	27,977	944,383
Kureha Corp.	98,108	1,875,847
Kurimoto Ltd.	17,285	521,144
KYB Corp.	36,577	1,181,929
Kyoei Steel Ltd.	41,368	501,172
Kyokuto Kaihatsu Kogyo Co. Ltd.	57,009	1,052,829
Kyokuto Securities Co. Ltd.	38,758	414,451
Kyokuyo Co. Ltd.	17,407	476,405
Kyorin Pharmaceutical Co. Ltd.	69,044	770,080
Kyoritsu Maintenance Co. Ltd.	92,449	1,523,832
Kyosan Electric Manufacturing Co. Ltd.	102,103	375,861
LEC, Inc.	53,739	474,998
Leopalace21 Corp.	427,315	1,740,310
Life Corp.	38,288	922,983
Lifedrink Co., Inc.	15,135	760,882
Lintec Corp.	87,755	2,034,086
LITALICO, Inc.	35,055	317,073
M&A Capital Partners Co. Ltd.	23,932	376,719
M&A Research Institute Holdings, Inc. *	41,955	916,293
Macromill, Inc.	70,899	391,976
Maeda Kosen Co. Ltd.	73,403	825,251
Makino Milling Machine Co. Ltd.	37,180	1,491,235
Management Solutions Co. Ltd.	30,426	284,189
Mandom Corp.	68,579	585,916
Mars Group Holdings Corp.	21,701	552,194
Marudai Food Co. Ltd.	38,615	471,798
Maruha Nichiro Corp.	65,026	1,360,319
MARUKA FURUSATO Corp.	28,725	456,309
Marusan Securities Co. Ltd.	105,496	736,128
Maruzen Showa Unyu Co. Ltd.	28,524	983,417
Matsuda Sangyo Co. Ltd.	24,293	534,728
Matsuya Co. Ltd.	73,787	465,714
Matsuyafoods Holdings Co. Ltd.	15,389	602,433
Max Co. Ltd.	66,093	1,600,067
Maxell Ltd.	69,520	867,538
MCJ Co. Ltd.	119,004	1,243,124
MEC Co. Ltd.	24,936	677,325
Medley, Inc. *	40,808	972,520
Megachips Corp.	30,429	1,027,152
Megmilk Snow Brand Co. Ltd.	78,196	1,419,939
Meidensha Corp.	76,224	1,806,070
Meiko Electronics Co. Ltd.	38,635	1,623,888
Meisei Industrial Co. Ltd.	70,931	617,702
MEITEC Group Holdings, Inc.	120,861	2,853,749
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
35

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
METAWATER Co. Ltd.	40,327	487,729
Micronics Japan Co. Ltd.	61,703	2,034,095
Mie Kotsu Group Holdings, Inc.	114,244	405,646
Milbon Co. Ltd.	35,049	724,064
Mirai Corp.	4,072	1,248,685
Mirai Industry Co. Ltd.	22,580	538,118
Mirait One Corp.	149,369	2,172,752
Mirarth Holdings, Inc.	175,111	624,172
Miroku Jyoho Service Co. Ltd.	33,064	426,456
Mitani Sekisan Co. Ltd.	19,290	722,025
Mitsuba Corp.	67,441	482,631
Mitsubishi Estate Logistics REIT Investment Corp.	927	2,406,552
Mitsubishi Logisnext Co. Ltd.	122,587	1,151,739
Mitsubishi Pencil Co. Ltd.	80,276	1,312,159
Mitsubishi Research Institute, Inc.	11,854	346,001
Mitsubishi Shokuhin Co. Ltd.	30,729	1,112,200
Mitsuboshi Belting Ltd.	36,375	1,056,737
Mitsui DM Sugar Holdings Co. Ltd.	30,341	672,022
Mitsui E&S Co. Ltd.	171,254	1,564,286
Mitsui-Soko Holdings Co. Ltd.	40,894	1,581,218
Mitsuuroko Group Holdings Co. Ltd.	80,176	909,658
MIXI, Inc.	71,100	1,346,264
Miyazaki Bank Ltd.	27,188	541,127
Mizuho Leasing Co. Ltd.	397,513	2,760,109
Mizuno Corp.	34,637	2,328,878
Mochida Pharmaceutical Co. Ltd.	43,625	988,719
Modec, Inc.	86,438	1,840,306
Monex Group, Inc.	331,969	1,516,153
Monogatari Corp.	52,409	1,274,186
Mori Trust Reit, Inc.	4,777	2,175,166
Moriroku Holdings Co. Ltd.	19,383	321,486
Morita Holdings Corp.	73,974	944,457
MOS Food Services, Inc.	46,481	1,102,928
m-up Holdings, Inc.	39,058	341,209
Musashi Seimitsu Industry Co. Ltd.	85,250	1,209,033
Musashino Bank Ltd.	59,769	1,194,107
Nachi-Fujikoshi Corp.	32,809	689,506
Nafco Co. Ltd.	27,388	499,400
Nagaileben Co. Ltd.	46,517	779,836
Nagatanien Holdings Co. Ltd.	7,898	167,339
Nagawa Co. Ltd.	20,065	1,004,594
Nakanishi, Inc.	131,828	2,352,180
Namura Shipbuilding Co. Ltd.	98,621	1,115,544
Nanto Bank Ltd.	58,164	1,292,267
NEC Capital Solutions Ltd.	14,891	401,409
Neturen Co. Ltd.	58,036	420,109
Nextage Co. Ltd.	72,834	1,035,448
Nichias Corp.	104,345	4,056,129
Nichicon Corp.	116,417	783,549
Nichiden Corp.	33,717	788,478
Nichiha Corp.	53,846	1,285,085
Nichireki Co. Ltd.	52,043	901,428
Nihon Nohyaku Co. Ltd.	66,002	284,669
Nihon Parkerizing Co. Ltd.	172,233	1,488,061
Nikkiso Co. Ltd.	104,828	742,266
Nikkon Holdings Co. Ltd.	108,659	2,776,082
Nippn Corp.	95,028	1,482,804
Nippon Carbon Co. Ltd.	18,353	555,235
Nippon Ceramic Co. Ltd.	29,782	515,031
Nippon Chemi-Con Corp. *	39,334	324,170
Nippon Denko Co. Ltd.	219,179	451,590
Nippon Densetsu Kogyo Co. Ltd.	65,348	828,491
Nippon Fine Chemical Co. Ltd.	25,760	424,424
Nippon Gas Co. Ltd.	202,905	3,239,262
Nippon Kanzai Holdings Co. Ltd.	33,618	617,386
Nippon Light Metal Holdings Co. Ltd.	114,082	1,287,296
Nippon Paper Industries Co. Ltd.	180,380	1,145,919
SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Parking Development Co. Ltd., Class C	296,154	425,097
NIPPON REIT Investment Corp.	855	1,911,353
Nippon Road Co. Ltd.	32,624	367,904
Nippon Seiki Co. Ltd.	90,072	773,875
Nippon Sheet Glass Co. Ltd. *	178,828	448,283
Nippon Signal Co. Ltd.	108,759	737,235
Nippon Soda Co. Ltd.	48,070	1,673,809
Nippon Thompson Co. Ltd.	94,796	334,639
Nippon Yakin Kogyo Co. Ltd.	24,851	769,740
Nishimatsu Construction Co. Ltd.	51,467	1,855,718
Nishimatsuya Chain Co. Ltd.	81,475	1,412,334
Nishi-Nippon Financial Holdings, Inc.	268,463	3,217,389
Nishio Holdings Co. Ltd.	29,666	858,777
Nissan Shatai Co. Ltd.	122,169	808,838
Nissei ASB Machine Co. Ltd.	15,034	518,325
Nissha Co. Ltd.	69,562	998,008
Nisshin Oillio Group Ltd.	43,565	1,546,863
Nisshinbo Holdings, Inc.	238,126	1,594,212
Nissin Corp.	27,672	804,855
Nissui Corp.	518,085	3,293,783
Nitta Corp.	34,265	895,425
Nittetsu Mining Co. Ltd.	24,338	744,657
Nitto Boseki Co. Ltd.	48,861	1,932,896
Nitto Kogyo Corp.	46,902	1,017,893
Nittoku Co. Ltd.	29,315	296,764
Nohmi Bosai Ltd.	41,669	663,361
Nojima Corp.	122,239	1,416,278
Nomura Co. Ltd.	146,347	854,332
Nomura Micro Science Co. Ltd. (a)	55,939	1,080,707
Noritake Co. Ltd.	50,144	1,367,204
Noritsu Koki Co. Ltd.	39,602	1,165,445
Noritz Corp.	62,782	842,957
North Pacific Bank Ltd.	521,678	1,540,617
NPR-RIKEN Corp.	52,702	888,230
NS United Kaiun Kaisha Ltd.	18,591	619,253
NSD Co. Ltd.	130,401	2,847,946
NTN Corp.	791,408	1,485,470
NTT UD REIT Investment Corp.	2,668	2,151,184
Nxera Pharma Co. Ltd. *	149,380	1,436,297
Obara Group, Inc.	22,153	613,142
Ogaki Kyoritsu Bank Ltd.	74,061	1,015,761
Ohsho Food Service Corp.	19,864	1,103,669
Oiles Corp.	51,358	747,064
Oisix ra daichi, Inc. *(a)	45,792	406,956
Oita Bank Ltd.	27,368	626,849
Okabe Co. Ltd.	70,947	369,341
Okamoto Industries, Inc.	24,027	839,926
Okamura Corp.	130,222	1,763,660
Okasan Securities Group, Inc.	370,622	1,644,324
Oki Electric Industry Co. Ltd.	158,129	1,104,476
Okinawa Cellular Telephone Co.	40,732	1,165,130
Okinawa Electric Power Co., Inc.	81,796	603,899
Okinawa Financial Group, Inc.	37,788	636,613
Okumura Corp.	64,960	2,067,852
Okuwa Co. Ltd.	51,454	326,170
One REIT, Inc.	459	795,342
Onoken Co. Ltd.	34,825	371,916
Onward Holdings Co. Ltd.	202,363	750,496
Open Up Group, Inc.	107,402	1,445,747
Optex Group Co. Ltd.	62,633	770,841
Optorun Co. Ltd.	62,103	783,938
Organo Corp.	50,475	2,301,803
Oriental Shiraishi Corp.	212,888	551,209
Osaka Organic Chemical Industry Ltd.	28,374	641,121
Osaka Soda Co. Ltd.	39,220	2,510,425
Osaka Steel Co. Ltd.	22,171	494,871
OSAKA Titanium Technologies Co. Ltd.	33,675	596,462
See financial notes
36
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Osaki Electric Co. Ltd.	70,924	332,688
Oyo Corp.	35,312	637,825
Pacific Industrial Co. Ltd.	84,786	832,109
Pack Corp.	21,302	555,940
PAL GROUP Holdings Co. Ltd.	79,688	1,293,791
Paramount Bed Holdings Co. Ltd.	92,762	1,646,851
Pasona Group, Inc.	34,867	544,299
PHC Holdings Corp. (a)	62,155	490,905
PILLAR Corp.	30,170	900,303
Pilot Corp.	67,723	2,001,388
Piolax, Inc.	41,257	666,720
PKSHA Technology, Inc. *	30,434	644,819
Plus Alpha Consulting Co. Ltd.	44,821	579,944
Premium Group Co. Ltd.	64,035	918,273
Press Kogyo Co. Ltd.	141,718	588,849
Pressance Corp.	35,769	469,943
Prestige International, Inc.	158,729	850,305
Prima Meat Packers Ltd.	55,377	878,167
Procrea Holdings, Inc.	52,403	662,213
Proto Corp.	39,854	397,705
Qol Holdings Co. Ltd.	40,498	405,522
Raito Kogyo Co. Ltd.	82,179	1,226,999
Raiznext Corp.	48,156	564,557
Raksul, Inc.	90,771	761,802
Raysum Co. Ltd.	18,384	412,237
RENOVA, Inc. *(a)	109,781	781,107
Restar Corp.	47,446	936,505
Retail Partners Co. Ltd.	61,196	603,533
Rheon Automatic Machinery Co. Ltd.	37,904	368,614
Ricoh Leasing Co. Ltd.	25,144	882,427
Riken Keiki Co. Ltd.	65,510	1,860,402
Riken Technos Corp.	68,268	480,579
Riken Vitamin Co. Ltd.	34,500	634,769
Ringer Hut Co. Ltd. (a)	47,593	717,466
Riso Kagaku Corp.	46,337	1,082,008
Rock Field Co. Ltd.	38,222	400,845
Roland Corp.	23,534	610,150
Rorze Corp.	183,960	2,814,896
Round One Corp.	340,028	2,066,720
Royal Holdings Co. Ltd.	76,513	1,269,568
RS Technologies Co. Ltd.	27,676	669,067
Ryobi Ltd.	48,959	678,207
RYODEN Corp.	25,296	449,267
Ryoyo Ryosan Holdings, Inc.	74,891	1,417,531
S Foods, Inc.	34,876	642,645
Sagami Holdings Corp.	44,559	517,185
Saibu Gas Holdings Co. Ltd.	42,748	564,571
Saizeriya Co. Ltd.	47,385	1,656,465
Sakai Chemical Industry Co. Ltd.	26,621	481,758
Sakai Moving Service Co. Ltd.	33,553	596,375
Sakata INX Corp.	89,355	1,035,893
Sakata Seed Corp.	60,461	1,428,425
Sakura Internet, Inc. (a)	33,491	790,094
Sala Corp.	100,461	578,183
SAMTY HOLDINGS Co. Ltd.	57,991	1,043,882
Samty Residential Investment Corp.	809	571,726
San ju San Financial Group, Inc.	41,515	517,779
San-A Co. Ltd.	67,698	1,176,305
San-Ai Obbli Co. Ltd.	106,056	1,468,417
Sangetsu Corp.	105,601	2,104,695
San-In Godo Bank Ltd.	285,356	2,561,453
Sankei Real Estate, Inc.	826	466,878
Sanki Engineering Co. Ltd.	80,944	1,296,394
Sansan, Inc. *	148,547	2,234,250
Sanyo Chemical Industries Ltd.	19,313	533,212
Sanyo Denki Co. Ltd.	16,031	996,398
Sanyo Electric Railway Co. Ltd.	31,662	444,253
Sanyo Special Steel Co. Ltd.	39,539	529,522
SECURITY	NUMBER OF SHARES	VALUE ($)
Sato Holdings Corp.	43,024	605,743
SBI Sumishin Net Bank Ltd.	77,484	1,652,332
SBS Holdings, Inc.	31,892	563,567
Seika Corp.	18,664	516,575
Seikagaku Corp.	78,341	456,794
Seikitokyu Kogyo Co. Ltd.	43,166	493,309
Seiko Group Corp.	58,585	1,603,387
Seiren Co. Ltd.	76,804	1,238,527
Sekisui Jushi Corp.	49,511	814,727
Senko Group Holdings Co. Ltd.	204,548	1,673,134
Senshu Electric Co. Ltd.	23,541	843,955
Senshu Ikeda Holdings, Inc.	491,531	1,218,658
Septeni Holdings Co. Ltd.	189,493	592,145
Seria Co. Ltd.	94,700	2,227,585
Shibaura Machine Co. Ltd.	43,078	1,093,185
Shibaura Mechatronics Corp.	16,222	955,906
Shibusawa Warehouse Co. Ltd.	17,785	355,566
Shibuya Corp.	40,608	1,010,982
Shiga Bank Ltd.	74,749	1,742,886
Shikoku Bank Ltd.	64,448	448,376
Shikoku Kasei Holdings Corp.	58,009	809,150
Shima Seiki Manufacturing Ltd.	53,951	520,594
Shin Nippon Air Technologies Co. Ltd.	24,220	593,004
Shin Nippon Biomedical Laboratories Ltd. (a)	35,613	295,460
Shinagawa Refractories Co. Ltd.	47,009	561,441
Shin-Etsu Polymer Co. Ltd.	62,624	671,809
Shinko Shoji Co. Ltd.	56,750	366,758
Shinmaywa Industries Ltd.	96,982	901,848
Shinnihon Corp.	46,247	522,802
Shinwa Co. Ltd.	21,241	372,142
Shizuoka Gas Co. Ltd.	67,216	517,028
Shochiku Co. Ltd.	19,040	1,300,586
Shoei Co. Ltd.	95,709	1,532,212
Shoei Foods Corp.	23,883	779,123
Showa Sangyo Co. Ltd.	49,854	1,037,448
SIGMAXYZ Holdings, Inc.	52,834	533,402
Siix Corp.	63,571	494,667
Simplex Holdings, Inc.	94,184	1,619,055
Sinanen Holdings Co. Ltd.	18,212	709,193
Sinfonia Technology Co. Ltd.	47,158	1,416,959
Sinko Industries Ltd.	37,254	1,151,355
Sintokogio Ltd.	94,422	679,608
SKY Perfect JSAT Holdings, Inc.	276,463	1,629,101
Sodick Co. Ltd.	87,773	467,785
Softcreate Holdings Corp.	27,072	314,404
SOSiLA Logistics REIT, Inc.	1,328	1,069,842
Sparx Group Co. Ltd.	37,582	366,515
SRA Holdings	14,644	443,026
SRE Holdings Corp. *	18,236	599,288
St. Marc Holdings Co. Ltd.	25,303	364,935
Star Asia Investment Corp.	4,058	1,532,846
Star Micronics Co. Ltd.	64,489	864,991
Starts Corp., Inc.	54,012	1,244,533
Starts Proceed Investment Corp.	443	599,368
Starzen Co. Ltd.	27,536	532,168
Stella Chemifa Corp.	16,168	447,492
Strike Co. Ltd.	24,771	773,217
Sumida Corp.	56,007	363,110
Sumiseki Holdings, Inc. (a)	86,178	572,330
Sumitomo Densetsu Co. Ltd.	24,392	598,890
Sumitomo Mitsui Construction Co. Ltd.	276,546	725,528
Sumitomo Osaka Cement Co. Ltd.	58,921	1,568,475
Sumitomo Riko Co. Ltd.	67,057	715,219
Sumitomo Seika Chemicals Co. Ltd.	15,699	567,128
Sumitomo Warehouse Co. Ltd.	95,388	1,720,987
Sun Corp. (a)	24,388	1,066,938
Sun Frontier Fudousan Co. Ltd.	52,459	661,840
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
37

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Suruga Bank Ltd.	330,626	2,674,890
SWCC Corp.	52,607	1,940,178
Systena Corp.	515,917	1,381,873
T Hasegawa Co. Ltd.	39,607	839,172
Tachibana Eletech Co. Ltd.	31,023	578,465
Tachi-S Co. Ltd.	52,556	708,904
Tadano Ltd.	218,204	1,468,630
Taihei Dengyo Kaisha Ltd.	23,362	887,276
Taikisha Ltd.	53,746	1,814,234
Taiyo Holdings Co. Ltd.	62,077	1,577,452
Takamatsu Construction Group Co. Ltd.	27,018	552,774
Takara Bio, Inc.	86,917	621,411
Takara Leben Real Estate Investment Corp.	1,360	878,926
Takara Standard Co. Ltd.	86,601	946,274
Takasago International Corp.	27,372	894,823
Takasago Thermal Engineering Co. Ltd.	109,921	3,986,009
Takeuchi Manufacturing Co. Ltd.	64,936	1,917,687
Taki Chemical Co. Ltd.	11,227	304,568
Takuma Co. Ltd.	138,785	1,547,933
Tama Home Co. Ltd.	24,216	682,715
Tamron Co. Ltd.	58,303	1,859,946
Tamura Corp.	140,492	618,491
Tanseisha Co. Ltd.	80,940	518,087
Tatsuta Electric Wire & Cable Co. Ltd. *	63,464	338,666
Tayca Corp.	33,617	391,569
TechMatrix Corp.	44,794	750,028
Teikoku Electric Manufacturing Co. Ltd.	30,516	555,598
Teikoku Sen-I Co. Ltd.	41,560	731,842
Tekken Corp.	18,336	303,365
Tenma Corp.	31,307	575,160
T-Gaia Corp.	39,657	996,838
TKC Corp.	54,255	1,462,524
Toa Corp.	122,000	781,745
TOA ROAD Corp.	52,322	490,861
Toagosei Co. Ltd.	175,259	1,901,784
TOC Co. Ltd.	90,709	421,134
Tocalo Co. Ltd.	98,441	1,244,668
Tochigi Bank Ltd.	183,434	357,785
Toei Co. Ltd.	63,474	1,861,433
Toenec Corp.	14,866	498,239
Toho Bank Ltd.	358,821	675,231
Toho Holdings Co. Ltd.	105,378	3,478,223
Toho Titanium Co. Ltd.	63,934	529,545
Tokai Corp.	33,038	517,109
TOKAI Holdings Corp.	211,335	1,436,913
Tokai Rika Co. Ltd.	89,018	1,211,728
Tokai Tokyo Financial Holdings, Inc.	418,199	1,493,517
Token Corp.	13,859	1,083,173
Tokushu Tokai Paper Co. Ltd.	13,586	344,304
Tokuyama Corp.	135,669	2,609,396
Tokyo Electron Device Ltd.	32,864	880,255
Tokyo Kiraboshi Financial Group, Inc.	47,368	1,485,079
Tokyo Steel Manufacturing Co. Ltd.	152,602	2,095,061
Tokyotokeiba Co. Ltd.	25,731	728,961
Tokyu Construction Co. Ltd.	129,721	662,837
Tokyu REIT, Inc.	1,777	1,853,826
Tomoku Co. Ltd.	19,104	331,028
TOMONY Holdings, Inc.	350,134	959,469
Tomy Co. Ltd.	162,988	3,871,951
Tonami Holdings Co. Ltd.	12,705	554,080
Topcon Corp.	198,234	2,091,869
Topre Corp.	76,835	1,008,425
Topy Industries Ltd.	31,409	445,449
Torii Pharmaceutical Co. Ltd.	24,129	611,490
Torishima Pump Manufacturing Co. Ltd.	39,242	752,741
Tosei Corp.	50,333	807,513
Tosei REIT Investment Corp.	820	782,803
SECURITY	NUMBER OF SHARES	VALUE ($)
Toshiba TEC Corp.	41,738	997,550
Totech Corp.	45,420	773,611
Totetsu Kogyo Co. Ltd.	52,617	1,225,038
Towa Corp.	45,545	2,327,220
Towa Pharmaceutical Co. Ltd.	50,219	1,008,829
Toyo Construction Co. Ltd.	129,739	1,272,397
Toyo Corp.	35,293	380,793
Toyo Gosei Co. Ltd. (a)	13,009	761,215
Toyo Kanetsu KK	12,797	360,782
Toyo Tanso Co. Ltd.	27,089	1,064,174
Toyobo Co. Ltd.	167,830	1,150,334
TPR Co. Ltd.	48,359	773,850
Trancom Co. Ltd.	11,447	552,676
Transaction Co. Ltd.	39,791	542,462
Transcosmos, Inc.	44,518	1,086,923
TRE Holdings Corp.	60,683	709,333
Tri Chemical Laboratories, Inc.	50,522	1,309,849
Trusco Nakayama Corp.	74,019	1,207,343
TSI Holdings Co. Ltd.	125,273	791,533
Tsubaki Nakashima Co. Ltd.	79,689	383,654
Tsubakimoto Chain Co.	58,844	2,457,138
Tsuburaya Fields Holdings, Inc. (a)	72,552	1,079,772
Tsugami Corp.	62,874	660,673
Tsukishima Holdings Co. Ltd.	66,321	627,204
Tsurumi Manufacturing Co. Ltd.	38,731	1,017,452
TV Asahi Holdings Corp.	38,469	525,760
UACJ Corp.	53,697	1,851,303
Uchida Yoko Co. Ltd.	16,750	859,328
U-Next Holdings Co. Ltd.	30,741	1,194,973
Union Tool Co.	17,433	705,198
Unipres Corp.	72,585	602,196
United Arrows Ltd.	49,996	749,228
United Super Markets Holdings, Inc. (a)	106,850	634,767
Universal Entertainment Corp.	42,443	401,387
UT Group Co. Ltd.	49,195	955,485
V Technology Co. Ltd.	14,448	285,775
Valor Holdings Co. Ltd.	72,478	1,125,461
Valqua Ltd.	27,967	663,617
Vector, Inc.	44,635	289,075
Vision, Inc.	70,533	636,519
Vital KSK Holdings, Inc.	75,921	651,772
VT Holdings Co. Ltd.	159,593	549,130
Wacoal Holdings Corp.	74,271	2,201,529
Wacom Co. Ltd.	194,435	930,745
Wakita & Co. Ltd.	77,101	857,825
Warabeya Nichiyo Holdings Co. Ltd.	25,268	411,285
Weathernews, Inc.	10,648	419,763
Wellneo Sugar Co. Ltd.	25,218	391,593
West Holdings Corp.	41,184	766,799
WingArc1st, Inc.	36,147	729,370
World Co. Ltd.	35,068	482,891
Xebio Holdings Co. Ltd.	44,293	389,680
Yahagi Construction Co. Ltd.	46,687	535,151
YAKUODO Holdings Co. Ltd.	21,009	375,148
YAMABIKO Corp.	60,897	970,303
Yamae Group Holdings Co. Ltd.	39,102	533,069
Yamagata Bank Ltd.	52,301	391,885
YA-MAN Ltd. (a)	51,272	297,903
Yamanashi Chuo Bank Ltd.	52,819	627,567
Yamazen Corp.	119,410	1,125,991
Yellow Hat Ltd.	54,238	949,132
Yodogawa Steel Works Ltd.	50,895	2,009,864
Yokogawa Bridge Holdings Corp.	56,568	1,036,915
Yokorei Co. Ltd.	80,896	567,808
Yokowo Co. Ltd.	41,640	472,724
Yondoshi Holdings, Inc.	37,251	477,902
Yonex Co. Ltd.	71,590	942,537
Yoshinoya Holdings Co. Ltd. (a)	122,620	2,564,321
See financial notes
38
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yuasa Trading Co. Ltd.	29,852	1,057,905
Yurtec Corp.	63,964	631,271
Zenrin Co. Ltd.	61,409	369,454
ZERIA Pharmaceutical Co. Ltd.	72,091	1,144,207
ZIGExN Co. Ltd.	99,712	387,603
Zojirushi Corp.	82,957	874,551
Zuken, Inc.	24,917	598,090
		765,689,755

Netherlands 1.3%
Alfen NV *	39,805	658,039
AMG Critical Materials NV	61,975	1,026,258
Aperam SA	79,980	2,253,970
Arcadis NV	138,004	10,127,764
Basic-Fit NV *(a)	100,206	2,500,092
Brunel International NV	38,656	409,484
Corbion NV	111,368	2,818,026
Eurocommercial Properties NV	84,088	2,178,002
Flow Traders Ltd.	62,361	1,205,218
Fugro NV	212,477	5,305,904
Galapagos NV *(a)	91,644	2,676,007
Just Eat Takeaway.com NV *	356,405	5,217,325
Koninklijke BAM Groep NV	506,295	2,115,017
NSI NV	35,014	772,039
PostNL NV	644,963	885,962
SBM Offshore NV	297,077	5,613,205
Sligro Food Group NV	63,740	918,611
TKH Group NV	75,644	3,103,047
TomTom NV *(a)	131,832	760,998
Van Lanschot Kempen NV	72,915	3,349,449
Vastned Retail NV	32,494	861,424
Wereldhave NV	81,638	1,275,955
		56,031,796

New Zealand 0.4%
Argosy Property Ltd.	1,626,172	1,210,723
Freightways Group Ltd.	322,759	1,918,374
Genesis Energy Ltd.	1,049,042	1,450,496
Goodman Property Trust	2,009,088	2,664,810
Oceania Healthcare Ltd. *	1,239,257	628,026
Precinct Properties Group	2,474,512	2,074,559
Scales Corp. Ltd.	210,164	447,063
SKY Network Television Ltd.	269,706	457,290
Stride Property Group	998,636	912,203
Summerset Group Holdings Ltd.	440,515	3,144,689
Vector Ltd.	483,139	1,172,830
Vital Healthcare Property Trust	947,635	1,209,491
		17,290,554

Norway 2.5%
Aker Carbon Capture ASA *	648,785	378,226
Aker Solutions ASA	492,614	2,066,782
Atea ASA *	155,929	2,131,618
Austevoll Seafood ASA	168,038	1,507,110
Bakkafrost P	96,584	5,238,525
Bonheur ASA	37,684	983,707
Borr Drilling Ltd. *	452,623	2,689,962
Borregaard ASA	190,839	3,552,940
BW Energy Ltd. *	150,007	379,542
BW LPG Ltd.	158,715	2,494,859
BW Offshore Ltd.	170,695	468,145
Cadeler AS *	397,837	2,640,428
Cavendish Hydrogen ASA *(a)	62,640	65,052
Crayon Group Holding ASA *	151,195	1,825,668
DNO ASA	1,594,074	1,789,386
SECURITY	NUMBER OF SHARES	VALUE ($)
Elkem ASA *	553,144	1,047,570
Entra ASA *	134,270	1,673,273
Europris ASA	304,549	1,920,647
FLEX LNG Ltd.	57,135	1,527,599
Frontline PLC	270,485	6,616,441
Golden Ocean Group Ltd.	234,189	2,896,354
Grieg Seafood ASA (a)	110,036	524,614
Hafnia Ltd.	519,596	4,218,694
Hexagon Composites ASA *	237,487	909,169
Hoegh Autoliners ASA	211,298	2,361,897
Leroy Seafood Group ASA	522,327	2,477,949
MPC Container Ships ASA	706,938	1,482,326
NEL ASA *(a)	3,285,053	1,662,344
Nordic Semiconductor ASA *	358,853	4,858,247
Protector Forsikring ASA	128,922	2,756,824
Scatec ASA *	229,102	1,751,974
Seadrill Ltd. *(a)	88,641	3,807,675
SpareBank 1 SMN	236,344	3,503,145
SpareBank 1 SR-Bank ASA	341,417	4,383,670
Stolt-Nielsen Ltd.	41,849	1,669,266
Storebrand ASA	762,597	8,236,353
Subsea 7 SA	449,473	8,028,577
TGS ASA	369,414	4,233,951
Veidekke ASA	209,240	2,441,614
Wallenius Wilhelmsen ASA	196,053	2,030,458
Wilh Wilhelmsen Holding ASA, Class A	24,385	956,550
		106,189,131

Poland 1.2%
Alior Bank SA	175,399	4,655,083
AmRest Holdings SE *	123,903	737,881
Asseco Poland SA	98,141	2,294,641
Bank Handlowy w Warszawie SA	62,820	1,537,115
Bank Millennium SA *	1,154,137	2,694,012
Benefit Systems SA	3,166	2,180,565
Budimex SA	23,956	3,734,112
CCC SA *	87,756	3,524,237
CD Projekt SA	123,756	5,867,203
Cyfrowy Polsat SA *	265,382	1,017,661
Enea SA *	477,309	1,308,796
Grupa Azoty SA *	87,643	403,483
Grupa Kety SA	18,366	3,690,224
Jastrzebska Spolka Weglowa SA *	98,387	654,198
KRUK SA	33,031	3,805,907
mBank SA *	24,554	4,068,916
Orange Polska SA	1,251,624	2,818,188
PGE Polska Grupa Energetyczna SA *	1,687,399	2,962,265
Tauron Polska Energia SA *	1,804,053	1,659,200
Warsaw Stock Exchange	48,611	551,296
		50,164,983

Portugal 0.4%
Altri SGPS SA	136,028	740,199
Banco Comercial Portugues SA, Class R	14,548,547	6,697,565
Corticeira Amorim SGPS SA	64,769	643,801
CTT-Correios de Portugal SA	162,333	802,300
Greenvolt-Energias Renovaveis SA *	123,333	1,133,094
Mota-Engil SGPS SA	170,820	580,099
Navigator Co. SA	478,526	1,954,521
NOS SGPS SA	361,449	1,440,316
REN - Redes Energeticas Nacionais SGPS SA	747,185	1,955,995
Semapa-Sociedade de Investimento e Gestao	29,084	464,868
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
39

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sonae SGPS SA	1,724,504	1,809,593
		18,222,351

Republic of Korea 4.9%
AbClon, Inc. *	24,364	302,760
ABLBio, Inc. *	46,199	1,196,605
Advanced Nano Products Co. Ltd.	15,426	1,053,151
Advanced Process Systems Corp.	25,488	364,237
Ahnlab, Inc.	11,034	447,687
Amicogen, Inc. *	97,142	388,321
Ananti, Inc. *	83,408	319,683
Asiana Airlines, Inc. *	61,318	448,002
BH Co. Ltd.	47,342	845,235
Binex Co. Ltd. *	47,181	810,573
Binggrae Co. Ltd.	9,291	450,692
Bioneer Corp. *	39,450	844,608
BNC Korea Co. Ltd. *	99,689	460,442
Boryung	50,537	448,301
Bukwang Pharmaceutical Co. Ltd. *	66,705	258,661
Cafe24 Corp. *	24,764	644,196
Caregen Co. Ltd.	26,577	342,197
Cellivery Therapeutics, Inc. *(b)	45,216	0
Chabiotech Co. Ltd. *	84,667	1,149,724
Chong Kun Dang Pharmaceutical Corp.	14,803	1,378,518
Chunbo Co. Ltd. *	7,215	322,983
CJ CGV Co. Ltd. *	117,365	629,941
Classys, Inc.	48,510	1,826,592
CMG Pharmaceutical Co. Ltd. *	180,880	311,430
Com2uSCorp	18,178	557,240
Cosmax, Inc.	14,018	1,272,885
Cosmochemical Co. Ltd. *	61,357	891,981
Creative & Innovative System *	86,444	690,465
CS Wind Corp.	37,080	1,787,590
Daeduck Electronics Co. Ltd.	62,506	935,824
Daejoo Electronic Materials Co. Ltd. *	18,500	1,551,072
Daesang Corp.	37,661	586,405
Daewoong Co. Ltd.	38,048	730,569
Daewoong Pharmaceutical Co. Ltd.	9,098	1,021,597
Daishin Securities Co. Ltd.	40,097	500,668
Daou Technology, Inc.	44,491	601,495
Dawonsys Co. Ltd. *	55,398	433,364
DB HiTek Co. Ltd.	57,804	1,763,307
Dentium Co. Ltd.	12,185	728,811
DIO Corp. *	21,323	258,586
Dong-A Socio Holdings Co. Ltd.	5,777	543,601
Dong-A ST Co. Ltd.	8,957	510,928
Dongjin Semichem Co. Ltd.	55,997	1,312,053
DongKook Pharmaceutical Co. Ltd.	44,029	599,204
Dongkuk Steel Mill Co. Ltd.	60,359	373,220
Dongwon F&B Co. Ltd.	8,934	225,381
Doosan Co. Ltd.	10,827	1,211,690
Doosan Fuel Cell Co. Ltd. *	55,138	771,854
Doosan Robotics, Inc. *	36,533	1,925,308
Doosan Tesna, Inc.	18,141	444,070
DoubleUGames Co. Ltd.	20,203	744,086
Douzone Bizon Co. Ltd.	28,610	1,287,166
Duk San Neolux Co. Ltd. *	23,199	585,250
Ecopro HN Co. Ltd.	20,748	719,117
Enchem Co. Ltd. *	25,642	3,675,894
ENF Technology Co. Ltd.	17,673	354,558
Enplus Co. Ltd. *	139,985	192,815
Eo Technics Co. Ltd.	15,482	1,992,256
ESR Kendall Square REIT Co. Ltd.	232,723	895,457
Eubiologics Co. Ltd. *	56,516	464,956
Eugene Investment & Securities Co. Ltd.	110,374	364,374
Eugene Technology Co. Ltd.	25,670	882,025
Fadu, Inc. *	57,401	606,731
SECURITY	NUMBER OF SHARES	VALUE ($)
Foosung Co. Ltd. *	111,252	552,991
GC Cell Corp.	15,723	412,540
GemVax & Kael Co. Ltd. *	64,123	500,657
Genexine, Inc. *	57,106	302,234
GOLFZON Co. Ltd.	5,851	289,517
Grand Korea Leisure Co. Ltd.	37,227	311,560
Green Cross Holdings Corp.	54,623	680,820
HAESUNG DS Co. Ltd.	21,081	464,749
Han Kuk Carbon Co. Ltd.	66,610	598,361
Hana Micron, Inc.	89,503	849,570
Hana Tour Service, Inc.	23,978	885,814
Hanall Biopharma Co. Ltd. *	70,149	2,103,131
Hancom, Inc.	30,840	423,636
Handsome Co. Ltd.	24,213	297,803
Hanil Cement Co. Ltd.	31,904	352,990
Hankook & Co. Co. Ltd.	50,433	643,697
Hansae Co. Ltd.	25,101	309,288
Hansol Chemical Co. Ltd.	15,212	1,642,078
Hanssem Co. Ltd.	14,374	588,582
Hanwha General Insurance Co. Ltd.	147,700	645,707
Hanwha Investment & Securities Co. Ltd. *	192,866	491,604
Hanwha Systems Co. Ltd.	109,705	1,529,965
Harim Holdings Co. Ltd.	80,591	334,225
HD Hyundai Construction Equipment Co. Ltd.	22,223	880,036
HD Hyundai Electric Co. Ltd.	41,256	9,434,973
HDC Holdings Co. Ltd.	53,322	437,082
HDC Hyundai Development Co-Engineering & Construction, Class E	70,830	1,375,932
HK inno N Corp.	28,060	1,008,257
HL Holdings Corp.	13,290	346,216
HLB Life Science Co. Ltd. *	190,044	1,684,411
HLB Therapeutics Co. Ltd. *	135,006	941,914
HPSP Co. Ltd.	80,990	1,797,622
HS Hyosung Corp. *	3,027	102,649
Hugel, Inc. *	10,529	2,147,810
Humedix Co. Ltd.	11,862	295,695
Huons Co. Ltd.	12,546	278,936
Hyosung Advanced Materials Corp.	5,874	1,244,408
Hyosung Corp.	13,494	498,001
Hyosung Heavy Industries Corp.	12,310	2,667,773
Hyosung TNC Corp.	5,821	1,294,185
Hyundai Bioscience Co. Ltd. *	68,420	1,044,854
Hyundai Elevator Co. Ltd.	36,485	1,147,112
Hyundai GF Holdings	1	3
Hyundai Green Food	35,406	318,054
Hyundai Home Shopping Network Corp.	10,004	358,717
Hyundai Rotem Co. Ltd.	138,240	5,588,172
Il Dong Pharmaceutical Co. Ltd. *	29,436	333,836
InBody Co. Ltd.	19,584	377,503
Innocean Worldwide, Inc.	40,758	599,845
Innox Advanced Materials Co. Ltd.	24,805	538,492
Intellian Technologies, Inc.	13,970	579,360
INTOPS Co. Ltd.	22,229	405,192
IS Dongseo Co. Ltd.	25,094	454,598
ISC Co. Ltd.	18,594	754,422
i-SENS, Inc.	32,090	401,650
ISU Specialty Chemical *	37,787	1,502,032
IsuPetasys Co. Ltd.	88,946	2,756,570
JB Financial Group Co. Ltd.	298,904	3,168,380
Jeju Air Co. Ltd. *	58,584	416,186
JR Global Reit	232,201	632,714
Jusung Engineering Co. Ltd.	65,156	1,312,046
JW Pharmaceutical Corp.	24,783	550,074
JYP Entertainment Corp.	51,885	1,984,746
KC Tech Co. Ltd.	17,729	470,482
See financial notes
40
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KCC Glass Corp.	17,705	546,054
KEPCO Engineering & Construction Co., Inc.	23,355	1,173,126
KH Vatec Co. Ltd.	28,087	229,389
KISCO Corp.	33,911	214,760
KISWIRE Ltd.	18,175	265,037
KIWOOM Securities Co. Ltd.	25,243	2,552,928
KMW Co. Ltd. *	54,700	312,841
Koh Young Technology, Inc.	94,973	764,277
Kolmar Korea Co. Ltd.	27,285	1,329,680
Kolon Industries, Inc.	36,493	954,771
Korea Electric Terminal Co. Ltd.	13,014	723,839
Korea Line Corp. *	256,816	375,847
Korea Petrochemical Ind Co. Ltd.	5,203	405,848
Korea United Pharm, Inc.	15,995	270,604
Korean Reinsurance Co.	217,431	1,378,628
Kuk-il Paper Manufacturing Co. Ltd. *(b)	146,037	0
Kumho Tire Co., Inc. *	254,479	882,014
L&C Bio Co. Ltd.	22,201	316,267
Lake Materials Co. Ltd. *	68,546	917,983
LEENO Industrial, Inc.	17,508	2,564,895
LF Corp.	32,715	351,677
LIG Nex1 Co. Ltd.	20,395	2,977,149
LigaChem Biosciences, Inc. *	32,530	2,352,358
LOTTE REIT Co. Ltd.	226,889	670,892
Lotte Rental Co. Ltd.	20,780	486,892
Lotte Tour Development Co. Ltd. *	64,991	461,215
Lotte Wellfood Co. Ltd.	4,831	508,108
LS Electric Co. Ltd.	28,847	3,604,120
Lunit, Inc. *	39,273	1,280,338
LX Hausys Ltd.	11,970	368,280
LX Holdings Corp.	75,760	398,692
LX International Corp.	47,882	1,147,003
LX Semicon Co. Ltd.	20,817	1,067,459
Mcnex Co. Ltd.	21,679	316,620
Medytox, Inc.	9,690	1,436,979
MegaStudyEdu Co. Ltd.	13,207	486,915
Mezzion Pharma Co. Ltd. *	30,491	733,829
Modetour Network, Inc.	27,946	246,019
Myoung Shin Industrial Co. Ltd.	49,742	432,685
Naturecell Co. Ltd. *	85,925	659,304
Neowiz	21,740	345,829
NEPES Corp. *	30,239	224,102
Nexen Tire Corp.	58,754	338,665
Nexon Games Co. Ltd. *	45,352	648,443
NEXTIN, Inc.	14,045	506,770
NHN Corp.	29,940	446,909
NHN KCP Corp.	37,882	222,894
NICE Holdings Co. Ltd.	34,084	284,490
NICE Information Service Co. Ltd.	61,952	475,359
OCI Co. Ltd.	8,386	504,095
Orion Holdings Corp.	33,315	389,799
Oscotec, Inc. *	63,048	1,979,911
Park Systems Corp.	8,712	1,238,469
Partron Co. Ltd.	78,099	444,910
People & Technology, Inc. *	34,813	1,469,816
Peptron, Inc. *	35,454	1,323,039
PharmaResearch Co. Ltd.	11,322	1,478,975
Pharmicell Co. Ltd. *	103,065	451,346
PI Advanced Materials Co. Ltd. *	26,348	520,708
Poongsan Corp.	35,040	1,689,244
Posco M-Tech Co. Ltd.	36,795	454,205
Rainbow Robotics *	15,001	1,620,425
RFHIC Corp.	31,302	287,280
S&S Tech Corp.	29,942	595,097
Sam Chun Dang Pharm Co. Ltd.	25,984	3,073,303
Sam-A Aluminum Co. Ltd.	15,374	539,762
SECURITY	NUMBER OF SHARES	VALUE ($)
Sambu Engineering & Construction Co. Ltd. *	344,687	152,495
Samwha Capacitor Co. Ltd.	14,274	417,262
Samyang Foods Co. Ltd.	7,775	2,878,121
Samyang Holdings Corp.	6,468	352,003
SeAH Besteel Holdings Corp.	21,062	315,177
Sebang Global Battery Co. Ltd.	15,013	1,140,712
Seobu T&D	44,011	201,630
Seojin System Co. Ltd. *	46,994	872,442
Seoul Semiconductor Co. Ltd.	73,089	525,797
SFA Engineering Corp.	24,961	466,203
SFA Semicon Co. Ltd. *	143,401	426,172
Shin Poong Pharmaceutical Co. Ltd. *	66,284	657,456
Shinhan Alpha REIT Co. Ltd.	132,504	621,926
Shinsung Delta Tech Co. Ltd.	28,384	1,024,149
Shinsung E&G Co. Ltd. *	327,684	411,123
SIMMTECH Co. Ltd.	35,598	566,274
SK Discovery Co. Ltd.	16,260	430,890
SK Gas Ltd.	4,780	615,458
SK oceanplant Co. Ltd. *	51,730	554,921
SK REITs Co. Ltd.	332,652	1,327,271
SL Corp.	28,281	713,456
SM Entertainment Co. Ltd.	20,043	942,247
SNT Motiv Co. Ltd.	13,158	449,156
Solid, Inc.	82,820	287,981
SOLUM Co. Ltd. *	78,275	1,108,630
Songwon Industrial Co. Ltd.	28,388	237,797
Soop Co. Ltd.	14,576	1,119,510
Soulbrain Co. Ltd.	7,845	1,391,822
Soulbrain Holdings Co. Ltd.	9,382	386,981
ST Pharm Co. Ltd.	16,919	1,456,515
Studio Dragon Corp. *	12,704	358,529
Sungeel Hitech Co. Ltd. *	9,497	396,701
Sungwoo Hitech Co. Ltd.	85,131	461,390
Synopex, Inc. *	149,531	884,302
Taekwang Industrial Co. Ltd.	1,008	445,200
Taihan Electric Wire Co. Ltd. *	104,831	965,244
TCC Steel	32,193	801,300
TES Co. Ltd.	22,941	312,555
TKG Huchems Co. Ltd.	40,954	576,364
Tokai Carbon Korea Co. Ltd.	8,530	641,737
Unid Co. Ltd.	6,625	398,239
UniTest, Inc.	25,464	195,386
Vaxcell-Bio Therapeutics Co. Ltd. *	28,964	329,134
Webzen, Inc.	27,711	391,856
WONIK IPS Co. Ltd. *	60,440	1,545,103
W-Scope Chungju Plant Co. Ltd. *	40,711	608,296
YG Entertainment, Inc.	20,896	534,191
Youlchon Chemical Co. Ltd.	24,008	418,749
Youngone Corp.	57,127	1,622,914
Youngone Holdings Co. Ltd.	10,083	631,013
Yuanta Securities Korea Co. Ltd.	144,752	322,369
Yunsung F&C Co. Ltd.	6,415	243,471
		210,435,638

Singapore 0.8%
AEM Holdings Ltd. *	500,698	487,849
AIMS APAC REIT	1,170,896	1,167,797
Bumitama Agri Ltd.	540,186	300,460
CapitaLand China Trust	2,214,637	1,180,845
Capitaland India Trust	1,905,928	1,652,306
CDL Hospitality Trusts	1,696,098	1,216,657
Cromwell European Real Estate Investment Trust	621,784	997,966
Digital Core REIT Management Pte. Ltd.	1,628,262	993,240
Eagle Hospitality Trust *(b)	940,343	0
ESR-LOGOS REIT	11,887,951	2,462,501
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
41

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Far East Hospitality Trust	1,881,227	923,691
First Real Estate Investment Trust	2,034,494	405,822
First Resources Ltd.	980,629	1,113,453
Frasers Centrepoint Trust	2,042,747	3,729,900
Golden Agri-Resources Ltd.	12,047,974	2,449,433
iFAST Corp. Ltd.	304,097	1,649,443
Keppel Infrastructure Trust	7,596,601	2,680,913
Lendlease Global Commercial REIT	3,276,554	1,470,547
OUE Real Estate Investment Trust	4,010,684	892,323
Paragon REIT	2,140,608	1,469,826
Parkway Life Real Estate Investment Trust	723,704	2,082,082
Raffles Medical Group Ltd.	1,787,571	1,241,131
Riverstone Holdings Ltd.	1,037,207	712,187
Sheng Siong Group Ltd.	1,271,980	1,473,543
Silverlake Axis Ltd.	1,499,855	431,505
Starhill Global REIT	2,772,173	1,084,666
UMS Holdings Ltd.	1,117,502	874,489
		35,144,575

Spain 1.5%
Acerinox SA	369,746	3,896,268
Almirall SA	161,784	1,580,370
Applus Services SA *	18,662	262,343
Atresmedia Corp. de Medios de Comunicacion SA	168,460	854,957
Cia de Distribucion Integral Logista Holdings SA	118,083	3,633,629
CIE Automotive SA	80,487	2,418,822
Construcciones y Auxiliar de Ferrocarriles SA	50,185	1,924,800
Distribuidora Internacional de Alimentacion SA *	22,444,812	327,943
Ence Energia y Celulosa SA	241,289	830,627
Faes Farma SA	598,523	2,461,206
Fluidra SA	258,375	6,400,574
Gestamp Automocion SA	271,673	792,384
Global Dominion Access SA	188,505	616,579
Indra Sistemas SA	229,428	4,296,899
Inmobiliaria Colonial Socimi SA	606,813	3,811,791
Laboratorios Farmaceuticos Rovi SA	39,864	3,510,180
Lar Espana Real Estate Socimi SA	117,640	1,044,330
Let's GOWEX SA *(b)	5,361	0
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,296,195	1,583,973
Melia Hotels International SA	194,710	1,407,375
Neinor Homes SA *	51,199	753,740
Pharma Mar SA *	24,036	1,085,502
Prosegur Cash SA	502,348	301,379
Prosegur Cia de Seguridad SA	268,657	528,141
Sacyr SA	623,160	2,240,392
Solaria Energia y Medio Ambiente SA *	154,313	1,921,602
Tecnicas Reunidas SA *	84,792	1,067,146
Unicaja Banco SA	2,934,123	3,978,531
Vidrala SA	43,101	4,708,829
Viscofan SA	75,859	5,130,465
		63,370,777

Sweden 6.0%
AAK AB	329,297	10,199,742
AddLife AB, B Shares	209,001	3,326,628
Addnode Group AB	232,481	2,476,740
AddTech AB, B Shares	421,409	13,365,588
AFRY AB	186,837	3,356,981
Alleima AB	355,656	2,670,698
SECURITY	NUMBER OF SHARES	VALUE ($)
Arjo AB, B Shares	430,982	1,765,045
Atrium Ljungberg AB, B Shares	84,551	1,940,237
Attendo AB	206,952	972,037
Avanza Bank Holding AB	237,198	5,621,459
Beijer Alma AB	83,377	1,689,400
Betsson AB, Class B *	218,497	2,792,887
Better Collective AS *	70,896	1,619,966
Bilia AB, A Shares	135,834	1,765,447
Billerud Aktiebolag	409,968	4,319,561
BioArctic AB *	63,767	1,036,761
Biotage AB	103,380	1,990,727
Boozt AB *	105,564	1,131,844
Bravida Holding AB	389,625	3,239,662
Bufab AB	55,009	2,334,488
Bure Equity AB	103,442	4,212,125
Camurus AB *(a)	58,788	4,101,655
Catena AB	68,614	3,819,054
Cibus Nordic Real Estate AB publ	109,206	1,768,069
Clas Ohlson AB, B Shares	67,933	1,162,206
Cloetta AB, B Shares	387,877	875,689
Corem Property Group AB, B Shares	967,308	935,122
Dios Fastigheter AB *	167,246	1,423,283
Dometic Group AB	604,222	4,121,271
Electrolux AB, B Shares *	393,833	3,794,980
Electrolux Professional AB, B Shares	435,462	3,002,087
Elekta AB, B Shares	657,307	4,499,399
Embracer Group AB *	1,716,923	4,050,569
Fabege AB	473,084	4,199,237
Fagerhult Group AB	123,105	789,786
Fortnox AB	941,782	5,376,225
Granges AB	201,961	2,510,523
Hemnet Group AB	146,989	5,396,857
Hexatronic Group AB *(a)	337,913	2,003,572
Hexpol AB	467,690	5,288,529
HMS Networks AB	58,218	2,472,947
Hufvudstaden AB, A Shares	200,554	2,686,913
Instalco AB	458,562	2,050,840
Intrum AB *(a)	147,728	680,163
Investment AB Oresund	57,849	698,204
INVISIO AB	64,218	1,514,405
JM AB	121,963	2,393,825
Kinnevik AB, Class B *	460,285	3,666,279
Lagercrantz Group AB, B Shares	356,684	6,621,158
Lindab International AB	132,071	3,443,396
Loomis AB	126,422	4,313,341
Medicover AB, B Shares	89,726	1,645,440
MEKO AB	80,268	1,037,764
MIPS AB	50,935	2,894,726
Modern Times Group MTG AB, B Shares *	177,614	1,338,078
Munters Group AB	248,208	5,230,407
Mycronic AB	142,048	5,240,411
NCAB Group AB (a)	331,992	2,424,920
NCC AB, B Shares	163,354	2,534,673
Nolato AB, B Shares	339,912	1,891,950
Nordnet AB publ	324,005	7,416,134
Norion Bank AB *	162,438	658,270
NP3 Fastigheter AB	45,945	1,206,865
Nyfosa AB *	347,697	3,850,191
OX2 AB *	286,275	1,670,281
Pandox AB	169,579	3,262,170
Peab AB, B Shares	367,243	2,811,498
Platzer Fastigheter Holding AB, B Shares	112,023	1,117,960
Ratos AB, B Shares	373,200	1,233,948
Resurs Holding AB	271,248	598,079
Samhallsbyggnadsbolaget i Norden AB (a)	2,290,946	1,549,631
See financial notes
42
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Scandic Hotels Group AB *	258,856	1,736,534
Sdiptech AB, B Shares *	70,074	2,227,971
Sectra AB, B Shares *	286,255	6,714,201
Sinch AB *	1,169,544	3,396,454
SkiStar AB	77,423	1,231,571
Stillfront Group AB *	849,786	628,165
Storskogen Group AB, B Shares	2,643,729	2,786,813
Systemair AB	121,638	938,349
Thule Group AB	183,174	5,530,591
Troax Group AB	71,086	1,537,539
Truecaller AB, B Shares (a)	318,076	1,109,457
Vitec Software Group AB, B Shares	65,162	3,534,652
Vitrolife AB	123,946	2,989,494
Volati AB	46,181	517,694
Wallenstam AB, B Shares	630,505	3,315,450
Wihlborgs Fastigheter AB	506,184	5,333,326
		254,629,264

Switzerland 4.0%
Accelleron Industries AG	177,510	9,280,858
Allreal Holding AG	27,831	5,281,149
ALSO Holding AG	10,852	3,255,152
ams-OSRAM AG *	1,773,649	2,182,438
APG SGA SA	2,100	485,120
Arbonia AG *	101,567	1,563,398
Aryzta AG *	1,762,662	3,569,159
Autoneum Holding AG	7,034	1,024,695
Basilea Pharmaceutica AG *	23,409	1,269,154
Bell Food Group AG	3,612	1,108,994
Bossard Holding AG, Class A	4,858	1,245,347
Bucher Industries AG	12,276	5,158,105
Burckhardt Compression Holding AG	5,906	4,197,440
Bystronic AG	2,454	889,392
Cembra Money Bank AG	55,573	5,135,156
Comet Holding AG	13,968	5,704,416
COSMO Pharmaceuticals NV	17,899	1,685,580
Daetwyler Holding AG	13,975	3,001,055
DocMorris AG *(a)	17,802	811,995
dormakaba Holding AG	5,815	3,639,301
EFG International AG *	191,834	2,726,758
Forbo Holding AG	1,787	1,853,450
Galenica AG	92,552	8,034,009
Huber & Suhner AG	29,916	3,039,377
Idorsia Ltd. *(a)	234,615	592,310
Implenia AG	28,427	1,052,045
Inficon Holding AG	3,664	5,242,614
Interroll Holding AG	1,036	3,077,046
Intershop Holding AG	10,571	1,529,989
Investis Holding SA	4,951	641,888
Kardex Holding AG	11,089	3,594,172
Komax Holding AG (a)	9,038	1,408,243
Landis & Gyr Group AG *	40,430	3,640,582
LEM Holding SA	909	1,339,207
Leonteq AG	19,781	639,977
Medacta Group SA	12,638	1,936,402
Medartis Holding AG *	8,119	607,645
Medmix AG	46,091	569,313
Meyer Burger Technology AG *(a)	65,312	142,409
Mobimo Holding AG	13,422	4,263,338
Montana Aerospace AG *	43,232	983,414
OC Oerlikon Corp. AG	355,584	2,014,187
PIERER Mobility AG (a)	18,278	551,496
PolyPeptide Group AG *	27,989	1,118,306
Rieter Holding AG	5,745	686,597
Schweiter Technologies AG	1,821	878,896
Sensirion Holding AG *	19,691	1,554,950
SFS Group AG	32,655	4,964,930
SECURITY	NUMBER OF SHARES	VALUE ($)
Siegfried Holding AG *	7,762	10,227,964
SKAN Group AG	20,292	1,937,241
Softwareone Holding AG *	224,857	4,166,129
St. Galler Kantonalbank AG	5,208	2,565,789
Stadler Rail AG	100,748	3,318,883
Sulzer AG	32,878	5,068,587
Swissquote Group Holding SA	16,320	5,835,922
u-blox Holding AG *	13,083	1,232,049
Valiant Holding AG	29,625	3,446,270
Vetropack Holding AG	23,328	877,086
Vontobel Holding AG	52,390	3,445,533
VP Bank AG, Class A	4,790	427,936
VZ Holding AG	25,753	3,866,972
Ypsomed Holding AG	6,769	3,310,902
Zehnder Group AG	15,275	973,985
		169,872,702

United Kingdom 13.1%
4imprint Group PLC	52,480	3,634,817
AG Barr PLC	203,662	1,782,635
AJ Bell PLC	615,492	3,522,806
Alphawave IP Group PLC *	593,288	1,136,845
AO World PLC *	605,793	907,627
Ascential PLC	381,199	2,860,658
Ashmore Group PLC	816,822	1,876,493
ASOS PLC *(a)	106,873	509,019
Assura PLC	5,642,475	3,090,833
Aston Martin Lagonda Global Holdings PLC *	432,051	843,217
Auction Technology Group PLC *	180,119	985,945
Babcock International Group PLC	485,252	3,341,771
Bakkavor Group PLC	326,354	660,523
Balanced Commercial Property Trust Ltd.	1,011,316	1,148,362
Balfour Beatty PLC	1,008,375	5,552,828
Bank of Georgia Group PLC	68,544	4,098,821
Bellway PLC	222,425	8,869,054
Big Yellow Group PLC	354,799	5,884,640
Bodycote PLC	359,379	3,121,996
Breedon Group PLC	545,572	3,011,477
Bridgepoint Group PLC	433,891	1,725,551
Britvic PLC	479,377	8,032,773
Bytes Technology Group PLC	457,503	2,865,670
C&C Group PLC	747,159	1,533,812
Capita PLC *	3,349,067	795,793
Carnival PLC *	277,683	4,142,126
Centamin PLC	2,192,963	3,588,218
Chemring Group PLC	510,650	2,731,466
Clarkson PLC	53,731	2,690,469
Close Brothers Group PLC	281,195	2,010,410
CLS Holdings PLC	307,470	387,525
CMC Markets PLC	195,472	805,379
Coats Group PLC	3,001,863	3,882,076
Computacenter PLC	132,552	4,748,870
Cranswick PLC	100,768	6,383,337
Crest Nicholson Holdings PLC	479,211	1,293,616
Currys PLC *	1,866,980	1,946,994
Darktrace PLC *	815,724	6,278,016
Deliveroo PLC *	2,440,426	4,894,387
Derwent London PLC	212,135	6,512,733
Diploma PLC	253,837	14,892,144
Direct Line Insurance Group PLC	2,499,061	6,246,913
Diversified Energy Co. PLC	90,312	1,073,574
Domino's Pizza Group PLC	757,183	3,043,102
Dowlais Group PLC	2,605,006	2,221,936
Dr. Martens PLC	1,114,806	1,054,164
Drax Group PLC	734,178	6,160,847
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
43

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dunelm Group PLC	234,985	3,844,923
easyJet PLC	703,093	4,390,115
Elementis PLC	1,094,543	2,330,376
Energean PLC	254,279	3,249,962
Essentra PLC	545,975	1,264,319
Evoke PLC *	731,363	640,155
FDM Group Holdings PLC	168,257	919,908
Ferrexpo PLC *	533,933	322,090
Finablr PLC *(b)	225,475	0
Firstgroup PLC	1,190,911	2,457,294
Frasers Group PLC *	194,227	2,202,919
Future PLC	220,168	3,125,044
Games Workshop Group PLC	62,615	8,607,721
Genuit Group PLC	463,101	2,799,701
Genus PLC	124,259	2,913,405
Grafton Group PLC	338,343	4,799,740
Grainger PLC	1,411,861	4,444,016
Great Portland Estates PLC	665,629	2,943,713
Greencore Group PLC *	899,809	2,209,049
Greggs PLC	193,162	8,083,006
Halfords Group PLC	413,185	798,252
Hammerson PLC	8,243,289	3,074,617
Harbour Energy PLC	1,162,177	4,571,483
Hays PLC	2,990,937	3,641,923
Helical PLC	228,280	646,537
Helios Towers PLC *	1,974,318	2,942,444
Hill & Smith PLC	153,542	4,328,452
Hilton Food Group PLC	159,942	2,070,508
Hochschild Mining PLC *	622,052	1,404,520
Home REIT PLC *(b)	1,478,309	0
Ibstock PLC	749,243	1,809,866
IG Group Holdings PLC	711,938	9,094,662
Inchcape PLC	710,229	7,952,728
Indivior PLC *	242,616	2,986,107
IntegraFin Holdings PLC	561,057	2,853,620
International Distribution Services PLC	1,254,312	5,588,347
International Workplace Group PLC	1,363,150	3,226,528
Investec PLC	1,166,024	8,880,533
IP Group PLC *	1,909,376	1,048,928
Ithaca Energy PLC	254,443	431,378
ITV PLC	7,564,556	7,923,552
J D Wetherspoon PLC *	164,693	1,642,839
John Wood Group PLC *	1,308,475	2,254,479
JTC PLC	293,889	4,194,607
Jupiter Fund Management PLC	811,400	910,691
Just Group PLC	1,981,812	3,714,156
Kainos Group PLC	187,197	2,721,022
Keller Group PLC	138,226	3,015,615
Lancashire Holdings Ltd.	457,993	4,044,886
Liontrust Asset Management PLC	118,281	971,568
LondonMetric Property PLC	3,736,622	10,018,148
Man Group PLC	2,226,304	6,542,359
Marshalls PLC	476,328	2,137,839
Mitchells & Butlers PLC *	491,463	1,918,339
Mitie Group PLC	2,520,959	4,108,333
Mobico Group PLC *	911,333	816,845
Molten Ventures PLC *	332,811	1,793,328
MONY Group PLC	1,022,752	2,879,174
Moonpig Group PLC *	624,872	1,728,707
Morgan Advanced Materials PLC	545,803	2,216,524
Morgan Sindall Group PLC	81,809	3,214,774
NCC Group PLC	613,926	1,247,394
Network International Holdings PLC *	922,085	4,823,165
Ninety One PLC	640,217	1,390,002
OSB Group PLC	748,192	3,628,420
Oxford Instruments PLC	108,116	3,261,000
Oxford Nanopore Technologies PLC *	1,142,180	1,760,803
Pagegroup PLC	595,436	3,036,302
SECURITY	NUMBER OF SHARES	VALUE ($)
Paragon Banking Group PLC	396,583	4,000,282
Pennon Group PLC	492,616	3,907,184
Petershill Partners PLC	487,344	1,402,678
Pets at Home Group PLC	897,501	3,640,064
Picton Property Income Ltd.	1,009,548	988,465
Playtech PLC *	582,429	4,983,129
Plus500 Ltd.	138,024	4,701,839
Premier Foods PLC	1,248,942	2,944,712
Primary Health Properties PLC	2,477,647	3,150,420
PureTech Health PLC *	478,786	1,025,669
PZ Cussons PLC	429,033	577,389
QinetiQ Group PLC	949,806	6,011,731
Quilter PLC	2,558,799	4,664,346
Rank Group PLC *	408,730	399,657
Rathbones Group PLC	117,580	2,914,428
Renishaw PLC	64,806	3,019,323
RHI Magnesita NV	35,422	1,538,589
Rotork PLC	1,671,370	7,319,067
S4 Capital PLC *(a)	852,989	623,299
Safestore Holdings PLC	402,571	4,573,889
Savills PLC	253,351	3,909,029
Senior PLC	812,297	1,757,206
Serco Group PLC	2,088,039	4,791,384
Shaftesbury Capital PLC	2,809,078	5,426,993
SIG PLC *	1,209,094	381,373
Sirius Real Estate Ltd.	2,505,286	3,221,783
Softcat PLC	246,546	5,058,002
Spectris PLC	191,265	7,480,774
Spire Healthcare Group PLC	537,415	1,793,997
Spirent Communications PLC *	1,074,116	2,508,515
SSP Group PLC	1,506,405	3,357,730
Supermarket Income REIT PLC	2,377,868	2,315,709
Synthomer PLC *	225,204	720,698
Tate & Lyle PLC	760,176	6,763,647
TBC Bank Group PLC	82,380	3,410,440
Telecom Plus PLC	135,913	3,293,821
THG PLC *	1,725,984	1,348,549
TI Fluid Systems PLC	661,682	1,147,893
TP ICAP Group PLC	1,475,462	4,712,077
Trainline PLC *	843,139	3,324,287
Travis Perkins PLC	400,098	4,769,269
Tritax Big Box REIT PLC	4,684,099	10,022,097
Trustpilot Group PLC *	681,205	1,911,410
Tullow Oil PLC *	2,245,247	793,180
Vanquis Banking Group PLC	490,982	367,806
Vesuvius PLC	383,933	2,051,134
Victrex PLC	168,441	2,280,149
Virgin Money U.K. PLC	2,118,914	6,009,563
Vistry Group PLC *	589,282	10,524,967
Volution Group PLC	363,688	2,700,571
Watches of Switzerland Group PLC *	436,810	2,269,903
WH Smith PLC	244,405	4,121,116
Wickes Group PLC	488,639	1,085,308
Workspace Group PLC	259,591	2,105,004
Zigup PLC	426,146	2,248,651
		557,966,223
Total Common Stocks (Cost $3,744,731,712)		4,245,956,815

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.0%
Draegerwerk AG & Co. KGaA	16,143	820,173

See financial notes
44
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	68,478	1,917,697

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	40,928	480,100

Sweden 0.0%
Corem Property Group AB	22,124	582,225
Total Preferred Stocks (Cost $2,827,436)		3,800,195

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Opthea Ltd.
expires 06/30/26 *	332,101	33,799

Italy 0.0%
Fincantieri SpA
expires 09/30/26 *	83,943	16,911
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	115,392
		132,303
Total Warrants (Cost $0)		166,102

SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)	6,533,813	6,533,813
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)(d)	74,551,492	74,551,492
		81,085,305
Total Short-Term Investments (Cost $81,085,305)		81,085,305

Total Investments in Securities (Cost $3,828,644,453)		4,331,008,417

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/20/24	159	19,545,075	576,822

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $70,483,534.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	22.9%
Financials	12.6%
Materials	11.6%
Consumer Discretionary	10.2%
Information Technology	9.7%
Real Estate	9.7%
Health Care	6.2%
Energy	5.3%
Consumer Staples	4.6%
Utilities	3.6%
Communication Services	3.2%
Short-Term Investments	1.9%
Total	101.5%

(a)	Excludes derivatives.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
45

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,917,110,387	$—	$—	$2,917,110,387
Australia	277,796,921	—	1,131,200 *	278,928,121
Germany	155,925,615	—	392,620	156,318,235
Hong Kong	26,682,859	—	0 *	26,682,859
Republic of Korea	210,435,638	—	0 *	210,435,638
Singapore	35,144,575	—	0 *	35,144,575
Spain	63,370,777	—	0 *	63,370,777
United Kingdom	557,966,223	—	0 *	557,966,223
Preferred Stocks[1]	3,800,195	—	—	3,800,195
Warrants	33,799	—	—	33,799
Italy	16,911	—	115,392	132,303
Short-Term Investments[1]	81,085,305	—	—	81,085,305
Futures Contracts[2]	576,822	—	—	576,822
Total	$4,329,946,027	$—	$1,639,212	$4,331,585,239

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
46
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $3,828,644,453) including securities on loan of $70,483,534		$4,331,008,417
Cash		3,506
Foreign currency, at value (cost $3,191,480)		3,190,738
Deposit with broker for futures contracts		1,117,295
Receivables:
Dividends		7,600,932
Foreign tax reclaims		2,975,677
Income from securities on loan		219,136
Variation margin on future contracts	+	39,400
Total assets		4,346,155,101

Liabilities
Collateral held for securities on loan		74,551,492
Payables:
Investments bought		4,251,994
Management fees		409,514
Foreign capital gains tax	+	11,153
Total liabilities		79,224,153
Net assets		$4,266,930,948

Net Assets by Source
Capital received from investors		$4,128,338,156
Total distributable earnings	+	138,592,792
Net assets		$4,266,930,948

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,266,930,948		112,800,000		$37.83

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
47

Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $12,942,656)		$107,606,105
Other Interest		92,435
Securities on loan, net	+	2,913,429
Total investment income		110,611,969

Expenses
Management fees		4,345,459
Professional fees	+	10,721 [1]
Total expenses		4,356,180
Expense reduction	–	10,721 [1]
Net expenses	–	4,345,459
Net investment income		106,266,510

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $99)		(66,880,698)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		34,733,680
Net realized gains on futures contracts		1,293,320
Net realized losses on foreign currency transactions	+	(507,555)
Net realized losses		(31,361,253)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $15,931)		475,105,926
Net change in unrealized appreciation (depreciation) on futures contracts		816,679
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	228,453
Net change in unrealized appreciation (depreciation)	+	476,151,058
Net realized and unrealized gains		444,789,805
Increase in net assets resulting from operations		$551,056,315

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
48
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$106,266,510	$104,717,416
Net realized losses		(31,361,253)	(76,160,503)
Net change in unrealized appreciation (depreciation)	+	476,151,058	296,509,348
Increase in net assets resulting from operations		$551,056,315	$325,066,261

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($110,034,770 )	($78,014,800 )

TRANSACTIONS IN FUND SHARES
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,800,000	$156,383,101	8,600,000	$278,096,357
Shares redeemed	+	(2,700,000)	(97,011,060)	(4,700,000)	(141,319,157)
Net transactions in fund shares		2,100,000	$59,372,041	3,900,000	$136,777,200

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		110,700,000	$3,766,537,362	106,800,000	$3,382,708,701
Total increase	+	2,100,000	500,393,586	3,900,000	383,828,661
End of period		112,800,000	$4,266,930,948	110,700,000	$3,766,537,362
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
49

Schwab Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$24.62	$25.22	$31.64	$27.11	$24.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.69	0.75	0.93	0.63	0.79
Net realized and unrealized gains (losses)	2.78	(0.62)	(6.63)	4.64	2.34
Total from investment operations	3.47	0.13	(5.70)	5.27	3.13
Less distributions:
Distributions from net investment income	(0.86)	(0.73)	(0.72)	(0.74)	(0.84)
Net asset value at end of period	$27.23	$24.62	$25.22	$31.64	$27.11
Total return	14.57%	0.61%	(18.32%)	19.53%	12.76%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%	0.11%[2]	0.11%[2]	0.11%	0.12%[3]
Net investment income (loss)	2.73%	3.09%	3.33%	2.04%	3.16%
Portfolio turnover rate[4]	8%	13%	13%	15%	15%
Net assets, end of period (x 1,000,000)	$9,089	$8,463	$8,557	$9,505	$7,196

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended August 31, 2020, is a blended ratio.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
50
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.0% OF NET ASSETS

Brazil 3.7%
Allos SA	553,632	2,229,856
Alupar Investimento SA	100,685	565,890
Ambev SA	5,399,603	12,261,207
Atacadao SA *	651,635	1,032,113
Auren Energia SA	494,295	994,123
B3 SA - Brasil Bolsa Balcao	6,743,004	15,097,433
Banco Bradesco SA	1,925,243	4,806,903
Banco BTG Pactual SA	1,505,962	9,455,972
Banco do Brasil SA	2,103,692	10,445,468
Banco Santander Brasil SA	455,450	2,525,229
BB Seguridade Participacoes SA	825,500	5,353,878
BRF SA *	800,321	3,706,747
Caixa Seguridade Participacoes SA	577,367	1,666,864
CCR SA	1,443,640	3,377,577
Centrais Eletricas Brasileiras SA	1,573,466	11,599,634
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	521,317	8,720,068
Cia Energetica de Minas Gerais	248,435	630,377
Cia Paranaense de Energia - Copel	1,015,947	1,682,691
Cia Siderurgica Nacional SA	761,697	1,595,135
Cosan SA	1,515,421	3,574,952
CPFL Energia SA	246,105	1,481,419
CSN Mineracao SA	672,367	674,350
Dexco SA	437,299	633,946
Diagnosticos da America SA *	325,630	171,920
Embraer SA *	898,844	7,432,568
Energisa SA	302,610	2,527,939
Eneva SA *	782,805	1,814,883
Engie Brasil Energia SA	223,163	1,779,535
Equatorial Energia SA	1,090,665	6,586,397
GPS Participacoes e Empreendimentos SA	519,540	1,655,871
Grupo Mateus SA	522,455	726,952
Hapvida Participacoes e Investimentos SA *	5,880,453	4,402,578
Hypera SA	468,446	2,360,717
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	59,274	230,678
Itau Unibanco Holding SA	536,309	3,012,376
JBS SA	1,621,500	10,021,101
Klabin SA	1,059,953	4,040,822
Localiza Rent a Car SA	1,045,361	7,636,287
Lojas Renner SA	1,176,276	3,533,003
M Dias Branco SA	163,931	786,179
Magazine Luiza SA *	513,333	1,102,206
Multiplan Empreendimentos Imobiliarios SA	357,062	1,616,561
Natura & Co. Holding SA	1,166,136	2,790,095
Neoenergia SA	289,126	1,015,946
Petroleo Brasileiro SA	4,519,970	34,271,098
Porto Seguro SA	245,133	1,474,269
PRIO SA	803,909	6,648,967
Raia Drogasil SA	1,369,957	6,666,787
Rede D'Or Sao Luiz SA	955,175	5,385,330
Rumo SA	1,452,462	5,603,852
Sao Martinho SA	195,602	957,408
Sendas Distribuidora SA *	1,670,587	2,823,004
SLC Agricola SA	277,360	864,898
Smartfit Escola de Ginastica e Danca SA	142,735	555,737
Suzano SA	838,596	8,144,153
SECURITY	NUMBER OF SHARES	VALUE ($)
Telefonica Brasil SA	524,684	4,801,860
TIM SA	982,616	3,098,815
TOTVS SA	516,639	2,734,037
Transmissora Alianca de Energia Eletrica SA	291,415	1,824,142
Ultrapar Participacoes SA	1,043,064	4,302,434
Usinas Siderurgicas de Minas Gerais SA Usiminas	305,144	328,135
Vale SA	4,741,051	49,877,601
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	429,615	576,532
Vibra Energia SA	1,288,729	5,852,791
WEG SA	1,799,120	17,202,399
		333,350,695

Chile 0.5%
Aguas Andinas SA, Class A	4,309,244	1,301,844
Banco de Chile	51,252,993	6,461,824
Banco de Credito e Inversiones SA	106,750	3,258,733
Banco Itau Chile SA	94,191	1,099,186
Banco Santander Chile	77,469,529	3,971,063
Cencosud SA	1,592,247	3,212,626
Cencosud Shopping SA	669,813	1,131,209
Cia Cervecerias Unidas SA	175,665	971,340
Cia Sud Americana de Vapores SA	23,142,132	1,401,299
Colbun SA	9,821,126	1,306,770
Empresas CMPC SA	1,591,382	2,738,795
Empresas Copec SA	624,340	4,076,901
Enel Americas SA	24,911,460	2,659,867
Enel Chile SA	30,966,963	1,672,128
Falabella SA *	989,131	3,484,451
Latam Airlines Group SA	222,128,818	2,861,099
Plaza SA	468,029	770,826
Quinenco SA	328,879	1,147,795
Sociedad de Inversiones Oro Blanco SA	18,922,537	95,985
		43,623,741

China 27.1%
360 Security Technology, Inc., A Shares	692,900	684,394
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	132,900	261,599
3peak, Inc., A Shares *	10,330	116,243
3SBio, Inc. *	2,411,885	1,873,753
ACM Research Shanghai, Inc., Class A	13,581	175,305
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	53,140	1,012,637
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	305,992
AECC Aviation Power Co. Ltd., A Shares	207,500	1,039,403
Agricultural Bank of China Ltd., A Shares	7,300,200	4,655,976
Agricultural Bank of China Ltd., H Shares	37,841,829	16,736,874
Aier Eye Hospital Group Co. Ltd., A Shares	787,344	1,077,640
Air China Ltd., A Shares *	861,400	848,395
Air China Ltd., H Shares *	1,865,943	798,965
Aisino Corp., Class A	52,300	57,857
Akeso, Inc. *	783,486	4,931,691
Alibaba Group Holding Ltd.	20,664,326	215,772,185
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
51

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alibaba Health Information Technology Ltd. *	7,224,428	2,787,745
Alibaba Pictures Group Ltd. *	17,451,281	827,775
All Winner Technology Co. Ltd., A Shares	54,900	171,509
Alpha Group, A Shares *	162,500	132,990
Aluminum Corp. of China Ltd., A Shares	1,142,200	1,100,780
Aluminum Corp. of China Ltd., H Shares	4,532,126	2,841,149
Amlogic Shanghai Co. Ltd., A Shares	40,017	306,889
An Hui Wenergy Co. Ltd., A Shares	148,100	177,628
Angang Steel Co. Ltd., H Shares *	2,890,577	418,742
Angel Yeast Co. Ltd., A Shares	93,800	413,742
Angelalign Technology, Inc.	56,828	399,597
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	169,517
Anhui Conch Cement Co. Ltd., A Shares	369,900	1,091,902
Anhui Conch Cement Co. Ltd., H Shares	1,412,351	3,056,316
Anhui Expressway Co. Ltd., H Shares	811,367	959,028
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	2,735,620
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	179,400	509,064
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	108,522
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	219,313
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	180,015
Anjoy Foods Group Co. Ltd., A Shares	30,300	326,216
ANTA Sports Products Ltd.	1,526,862	15,032,947
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	252,874
Asymchem Laboratories Tianjin Co. Ltd., A Shares	21,280	191,181
Autobio Diagnostics Co. Ltd., A Shares	26,100	150,406
Autohome, Inc., ADR	79,744	2,006,359
Avary Holding Shenzhen Co. Ltd., A Shares	76,700	387,450
AVIC Industry-Finance Holdings Co. Ltd., A Shares	739,700	233,798
AviChina Industry & Technology Co. Ltd., H Shares	3,071,050	1,314,972
Avicopter PLC, A Shares	57,300	312,898
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	460,900	436,382
BAIC Motor Corp. Ltd., H Shares	2,988,650	708,810
Baidu, Inc., A Shares *	2,678,977	28,488,429
Bank of Beijing Co. Ltd., A Shares	1,994,400	1,477,438
Bank of Changsha Co. Ltd., A Shares	372,400	378,863
Bank of Chengdu Co. Ltd., A Shares	147,900	290,708
Bank of China Ltd., A Shares	3,825,800	2,585,802
Bank of China Ltd., H Shares	101,291,174	45,968,252
Bank of Communications Co. Ltd., A Shares	3,325,200	3,335,992
Bank of Communications Co. Ltd., H Shares	8,897,926	6,444,962
Bank of Guiyang Co. Ltd., A Shares	407,200	289,585
Bank of Hangzhou Co. Ltd., A Shares	563,500	1,012,980
Bank of Jiangsu Co. Ltd., A Shares	1,481,100	1,623,839
Bank of Nanjing Co. Ltd., A Shares	991,100	1,387,288
Bank of Ningbo Co. Ltd., A Shares	569,760	1,628,001
Bank of Qingdao Co. Ltd., A Shares	563,500	262,389
Bank of Shanghai Co. Ltd., A Shares	1,284,870	1,283,601
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Zhengzhou Co. Ltd., A Shares *	788,387	193,565
Baoshan Iron & Steel Co. Ltd., A Shares	1,751,432	1,472,913
BBMG Corp., A Shares	1,808,200	341,892
BeiGene Ltd. *	760,866	11,402,651
BeiGene Ltd., Class A *	9,780	200,761
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	697,900	273,764
Beijing Capital International Airport Co. Ltd., H Shares *	2,456,792	737,000
Beijing Dabeinong Technology Group Co. Ltd., A Shares	396,500	223,231
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	210,603
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	155,368
Beijing Enlight Media Co. Ltd., A Shares	270,800	272,061
Beijing Enterprises Holdings Ltd.	507,127	1,644,828
Beijing Enterprises Water Group Ltd.	5,444,798	1,591,475
Beijing Jetsen Technology Co. Ltd., A Shares *	319,000	178,698
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,269,201	549,817
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,017,466
Beijing New Building Materials PLC, A Shares	164,100	598,327
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares *	157,600	139,876
Beijing Originwater Technology Co. Ltd., A Shares	349,277	172,002
Beijing Roborock Technology Co. Ltd., A Shares	16,044	512,539
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	190,618
Beijing Shougang Co. Ltd., A Shares	663,900	256,679
Beijing Shunxin Agriculture Co. Ltd., A Shares *	70,600	152,019
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	147,228
Beijing Tiantan Biological Products Corp. Ltd., A Shares	163,920	549,792
Beijing Tongrentang Co. Ltd., A Shares	138,600	687,817
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	257,481
Beijing United Information Technology Co. Ltd., A Shares	71,905	200,080
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares	45,750	458,275
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	427,962
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	85,392
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	136,651
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	2,338,200	1,791,509
Bethel Automotive Safety Systems Co. Ltd., A Shares	54,740	287,333
Bilibili, Inc., Z Shares *	342,786	5,036,059
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	243,267
Blue Moon Group Holdings Ltd.	1,230,055	294,883
See financial notes
52
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bluefocus Intelligent Communications Group Co. Ltd., A Shares	275,100	207,674
BOC International China Co. Ltd., A Shares	46,400	58,401
BOE Technology Group Co. Ltd., A Shares	3,301,700	1,798,301
BOE Technology Group Co. Ltd., B Shares	1,135,450	363,908
Bosideng International Holdings Ltd.	4,549,211	2,233,665
Bright Dairy & Food Co. Ltd., A Shares	43,000	46,901
BTG Hotels Group Co. Ltd., A Shares	102,500	170,231
BYD Co. Ltd., A Shares	157,900	5,557,135
BYD Co. Ltd., H Shares	1,186,423	36,685,968
BYD Electronic International Co. Ltd.	958,016	3,524,827
By-health Co. Ltd., A Shares	78,200	124,577
C&D International Investment Group Ltd.	1,023,332	1,655,614
C&S Paper Co. Ltd., A Shares	151,300	140,690
Caida Securities Co. Ltd., A Shares	256,100	207,063
Caitong Securities Co. Ltd., A Shares	479,260	440,916
Cambricon Technologies Corp. Ltd., Class A *	36,040	1,305,363
Canmax Technologies Co. Ltd., A Shares	73,320	172,049
CanSino Biologics, Inc., H Shares *(a)	136,868	320,395
Capital Securities Co. Ltd., Class A	39,800	108,612
Cathay Biotech, Inc., Class A	26,059	132,703
CECEP Solar Energy Co. Ltd., A Shares	345,200	205,064
CECEP Wind-Power Corp., A Shares	627,120	247,769
Central China Securities Co. Ltd., A Shares	679,700	334,719
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	154,789
CGN Power Co. Ltd., H Shares	14,396,194	5,868,917
Changchun High-Tech Industry Group Co. Ltd., A Shares	41,300	479,726
Changjiang Securities Co. Ltd., A Shares	519,400	362,781
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	434,723
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	781,602
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	267,924
Chengxin Lithium Group Co. Ltd., A Shares	81,300	137,431
Chifeng Jilong Gold Mining Co. Ltd., Class A	145,100	356,045
China Baoan Group Co. Ltd., A Shares	261,200	280,107
China Bohai Bank Co. Ltd., Class H *	4,042,942	544,214
China Cinda Asset Management Co. Ltd., H Shares	11,612,352	937,873
China CITIC Bank Corp. Ltd., A Shares	2,238,900	1,942,886
China CITIC Bank Corp. Ltd., H Shares	11,616,705	6,716,494
China CITIC Financial Asset Management Co. Ltd., H Shares *	18,288,488	820,595
China Coal Energy Co. Ltd., A Shares	481,800	902,143
China Coal Energy Co. Ltd., H Shares	2,558,920	3,057,425
China Communications Services Corp. Ltd., H Shares	3,208,064	1,640,964
China Conch Venture Holdings Ltd.	1,547,565	1,208,229
China Construction Bank Corp., A Shares	1,002,900	1,065,590
China Construction Bank Corp., H Shares	113,633,744	80,413,603
China CSSC Holdings Ltd., A Shares	365,400	1,978,326
SECURITY	NUMBER OF SHARES	VALUE ($)
China Eastern Airlines Corp. Ltd., A Shares *	1,260,000	673,825
China Eastern Airlines Corp. Ltd., H Shares *	1,809,684	463,998
China Energy Engineering Corp. Ltd., A Shares	3,005,008	903,156
China Energy Engineering Corp. Ltd., H Shares	5,928,677	630,840
China Enterprise Co. Ltd., Class A	459,900	164,180
China Everbright Bank Co. Ltd., A Shares	4,019,800	1,735,655
China Everbright Bank Co. Ltd., H Shares (a)	4,257,574	1,277,207
China Everbright Environment Group Ltd.	4,871,669	2,235,857
China Everbright Ltd.	1,159,092	520,079
China Feihe Ltd.	5,024,165	2,698,740
China Film Co. Ltd., A Shares	162,200	227,497
China Galaxy Securities Co. Ltd., A Shares	559,800	879,155
China Galaxy Securities Co. Ltd., H Shares	4,916,618	2,603,153
China Gas Holdings Ltd.	3,643,119	3,082,481
China Great Wall Securities Co. Ltd., A Shares	279,900	266,590
China Greatwall Technology Group Co. Ltd., A Shares *	301,900	342,071
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	177,500	213,391
China Hongqiao Group Ltd.	2,642,353	3,624,580
China International Capital Corp. Ltd., A Shares	88,600	357,425
China International Capital Corp. Ltd., H Shares	1,814,818	1,947,339
China International Marine Containers Group Co. Ltd., H Shares	1,007,965	735,260
China Jinmao Holdings Group Ltd.	8,711,259	792,907
China Jushi Co. Ltd., A Shares	377,777	533,589
China Lesso Group Holdings Ltd.	1,221,371	436,853
China Life Insurance Co. Ltd., H Shares	8,958,520	13,574,907
China Literature Ltd. *	466,276	1,476,465
China Longyuan Power Group Corp. Ltd., H Shares	3,923,780	3,068,440
China Medical System Holdings Ltd.	1,391,240	1,269,887
China Meheco Group Co. Ltd., A Shares	150,240	214,962
China Meidong Auto Holdings Ltd.	687,306	153,314
China Mengniu Dairy Co. Ltd.	3,669,663	6,247,516
China Merchants Bank Co. Ltd., A Shares	1,747,100	7,925,676
China Merchants Bank Co. Ltd., H Shares	4,584,377	19,012,435
China Merchants Energy Shipping Co. Ltd., A Shares	783,800	830,582
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	516,300	877,134
China Merchants Port Holdings Co. Ltd.	1,623,599	2,435,274
China Merchants Securities Co. Ltd., A Shares	668,680	1,380,385
China Merchants Securities Co. Ltd., H Shares	681,860	516,614
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	704,400	917,400
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
53

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Minsheng Banking Corp. Ltd., A Shares	3,080,200	1,490,770
China Minsheng Banking Corp. Ltd., H Shares	7,867,892	2,834,313
China National Accord Medicines Corp. Ltd., B Shares	228,748	382,987
China National Building Material Co. Ltd., H Shares	4,840,825	1,396,320
China National Chemical Engineering Co. Ltd., A Shares	575,300	556,873
China National Medicines Corp. Ltd., A Shares	46,400	192,750
China National Nuclear Power Co. Ltd., A Shares	1,412,300	2,180,127
China National Software & Service Co. Ltd., A Shares *	80,470	349,835
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	334,300	793,414
China Oilfield Services Ltd., A Shares	158,229	330,658
China Oilfield Services Ltd., H Shares	2,214,056	2,074,861
China Overseas Land & Investment Ltd.	4,562,497	7,241,130
China Pacific Insurance Group Co. Ltd., A Shares	591,700	2,474,670
China Pacific Insurance Group Co. Ltd., H Shares	3,057,354	7,976,149
China Petroleum & Chemical Corp., A Shares	3,618,400	3,476,972
China Petroleum & Chemical Corp., H Shares	29,698,137	20,178,469
China Power International Development Ltd.	5,517,646	2,525,255
China Railway Group Ltd., A Shares	1,844,700	1,499,291
China Railway Group Ltd., H Shares	5,230,539	2,427,382
China Railway Signal & Communication Corp. Ltd., A Shares	516,306	378,833
China Railway Signal & Communication Corp. Ltd., H Shares	1,854,194	670,328
China Rare Earth Resources & Technology Co. Ltd., A Shares	93,300	292,262
China Reinsurance Group Corp., H Shares	9,239,805	841,016
China Resources Beer Holdings Co. Ltd.	1,899,930	5,906,531
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	268,190
China Resources Building Materials Technology Holdings Ltd.	2,853,175	563,290
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	314,334
China Resources Gas Group Ltd.	1,082,631	3,650,222
China Resources Land Ltd.	3,372,766	9,577,299
China Resources Microelectronics Ltd., A Shares	93,908	459,933
China Resources Mixc Lifestyle Services Ltd.	768,545	2,551,833
China Resources Pharmaceutical Group Ltd.	2,169,067	1,529,392
China Resources Power Holdings Co. Ltd.	2,340,423	6,360,824
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	130,650	828,292
China Ruyi Holdings Ltd. *	5,754,947	1,667,374
China Shenhua Energy Co. Ltd., A Shares	613,370	3,509,546
SECURITY	NUMBER OF SHARES	VALUE ($)
China Shenhua Energy Co. Ltd., H Shares	4,097,439	17,702,130
China South Publishing & Media Group Co. Ltd., A Shares	175,200	312,477
China Southern Airlines Co. Ltd., A Shares *	1,069,300	860,027
China Southern Airlines Co. Ltd., H Shares *	1,559,471	547,786
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	149,640
China State Construction Engineering Corp. Ltd., A Shares	3,750,600	2,852,509
China State Construction International Holdings Ltd.	2,308,556	3,291,003
China Suntien Green Energy Corp. Ltd., H Shares	2,922,999	1,236,590
China Taiping Insurance Holdings Co. Ltd.	1,942,748	2,520,462
China Three Gorges Renewables Group Co. Ltd., A Shares	2,320,100	1,496,099
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,395,474
China Tourism Group Duty Free Corp. Ltd., Class H (a)	139,839	820,167
China Tower Corp. Ltd., H Shares	57,400,392	7,064,301
China Traditional Chinese Medicine Holdings Co. Ltd. *	3,173,670	1,725,086
China TransInfo Technology Co. Ltd., A Shares	156,500	174,895
China United Network Communications Ltd., A Shares	2,577,800	1,687,737
China Vanke Co. Ltd., A Shares *	846,900	807,823
China Vanke Co. Ltd., H Shares *(a)	2,711,597	1,428,730
China World Trade Center Co. Ltd., A Shares	64,000	194,249
China XD Electric Co. Ltd., Class A	447,700	436,519
China Yangtze Power Co. Ltd., A Shares	2,069,700	8,580,187
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	273,572
China Zheshang Bank Co. Ltd., A Shares	1,052,390	389,059
Chinalin Securities Co. Ltd., A Shares	124,200	165,962
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	235,273
Chongqing Brewery Co. Ltd., A Shares	45,800	359,446
Chongqing Changan Automobile Co. Ltd., A Shares	696,664	1,188,467
Chongqing Changan Automobile Co. Ltd., B Shares	1,986,698	863,405
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	185,199
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,806,646	1,854,425
Chongqing Taiji Industry Group Co. Ltd., Class A	44,900	143,373
Chongqing Zhifei Biological Products Co. Ltd., A Shares	206,100	670,327
CITIC Ltd.	7,736,518	7,726,203
Citic Pacific Special Steel Group Co. Ltd., A Shares	492,910	801,926
CITIC Securities Co. Ltd., A Shares	1,038,780	2,827,440
CITIC Securities Co. Ltd., H Shares	1,910,336	2,884,949
CMOC Group Ltd., A Shares	858,100	906,896
CMOC Group Ltd., H Shares	4,765,493	3,885,510
See financial notes
54
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CNGR Advanced Material Co. Ltd., A Shares	105,280	429,320
CNOOC Energy Technology & Services Ltd., A Shares	716,900	434,975
CNPC Capital Co. Ltd., A Shares	382,200	280,974
COFCO Sugar Holding Co. Ltd., A Shares	127,700	148,656
Contemporary Amperex Technology Co. Ltd., A Shares	377,100	9,808,750
COSCO SHIPPING Development Co. Ltd., A Shares	1,176,100	391,646
COSCO SHIPPING Development Co. Ltd., H Shares	3,943,147	475,175
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	659,441
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,568,350	1,723,086
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,100,321	1,943,844
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,440,619	4,719,581
COSCO SHIPPING Ports Ltd.	1,513,137	900,076
Country Garden Holdings Co. Ltd. *(b)	171	0
Country Garden Services Holdings Co. Ltd.	2,549,564	1,461,021
CRRC Corp. Ltd., A Shares	2,088,100	2,103,716
CRRC Corp. Ltd., H Shares	4,732,195	2,869,504
CSC Financial Co. Ltd., A Shares	490,100	1,329,155
CSC Financial Co. Ltd., H Shares	1,165,729	789,068
CSG Holding Co. Ltd., A Shares	448,546	322,153
CSG Holding Co. Ltd., B Shares	797,385	231,025
CSPC Innovation Pharmaceutical Co. Ltd., Class A	103,920	355,442
CSPC Pharmaceutical Group Ltd.	10,083,193	6,230,577
CSSC Science & Technology Co. Ltd., Class A	116,000	184,958
Daan Gene Co. Ltd., A Shares	140,160	106,598
Dada Nexus Ltd., ADR *(a)	99,704	108,677
Daqin Railway Co. Ltd., A Shares	1,377,200	1,187,342
Daqo New Energy Corp., ADR *	65,730	968,203
Datang International Power Generation Co. Ltd., H Shares	5,292,505	1,010,952
DHC Software Co. Ltd., A Shares	348,500	223,744
Dian Diagnostics Group Co. Ltd., A Shares	69,500	103,264
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	138,399
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	411,654
Dongfang Electric Corp. Ltd., A Shares	268,900	518,297
Dongfang Electric Corp. Ltd., H Shares	441,308	510,873
Dongfeng Motor Group Co. Ltd., H Shares *	2,862,584	770,656
Dongguan Development Holdings Co. Ltd., A Shares	98,400	123,295
Dongguan Yiheda Automation Co. Ltd., Class A	59,500	148,603
Dongxing Securities Co. Ltd., A Shares	284,900	328,839
East Buy Holding Ltd. *(a)	612,270	1,020,398
East Money Information Co. Ltd., A Shares	1,412,902	2,153,145
Eastern Air Logistics Co. Ltd., A Shares *	146,200	328,625
Eastroc Beverage Group Co. Ltd., A Shares	16,000	514,610
Ecovacs Robotics Co. Ltd., A Shares	51,200	290,208
SECURITY	NUMBER OF SHARES	VALUE ($)
Empyrean Technology Co. Ltd., Shares A	14,000	146,005
ENN Energy Holdings Ltd.	923,219	6,024,287
ENN Natural Gas Co. Ltd., A Shares	247,475	617,029
Eoptolink Technology, Inc. Ltd., Class A	52,600	696,113
Eve Energy Co. Ltd., A Shares	164,836	779,174
Everbright Securities Co. Ltd., A Shares	390,400	809,225
Everdisplay Optronics Shanghai Co. Ltd., Class A *	667,963	198,871
Eyebright Medical Technology Beijing Co. Ltd., Class A	15,044	167,528
Fangda Carbon New Material Co. Ltd., A Shares	344,280	200,632
Far East Horizon Ltd.	1,866,707	1,304,235
Farasis Energy Gan Zhou Co. Ltd., Class A *	93,274	122,926
FAW Jiefang Group Co. Ltd., A Shares	236,400	257,848
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	201,448
Financial Street Holdings Co. Ltd., A Shares *	680,800	203,654
First Capital Securities Co. Ltd., A Shares	422,900	313,281
Flat Glass Group Co. Ltd., A Shares	118,000	280,722
Flat Glass Group Co. Ltd., H Shares (a)	566,510	769,833
Focus Media Information Technology Co. Ltd., A Shares	1,349,900	1,091,425
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	412,804	2,155,178
Fosun International Ltd.	2,915,872	1,513,933
Founder Securities Co. Ltd., A Shares	689,500	676,171
Foxconn Industrial Internet Co. Ltd., A Shares	1,071,200	3,094,040
Fujian Funeng Co. Ltd., A Shares	144,620	202,431
Fujian Kuncai Material Technology Co. Ltd., Class A	35,980	163,476
Fujian Sunner Development Co. Ltd., A Shares	120,900	207,613
Full Truck Alliance Co. Ltd., ADR	811,931	5,886,500
Fushun Special Steel Co. Ltd., Class A	131,200	96,266
Fuyao Glass Industry Group Co. Ltd., A Shares	191,900	1,296,753
Fuyao Glass Industry Group Co. Ltd., H Shares	758,450	4,331,694
GalaxyCore, Inc., Class A	210,559	327,411
Gan & Lee Pharmaceuticals Co. Ltd., A Shares	48,600	280,271
Ganfeng Lithium Group Co. Ltd., A Shares	167,220	644,860
Ganfeng Lithium Group Co. Ltd., H Shares (a)	516,887	1,147,695
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	169,194
GCL System Integration Technology Co. Ltd., A Shares *	557,100	145,426
GCL Technology Holdings Ltd. *	24,336,563	3,619,098
GD Power Development Co. Ltd., A Shares	1,634,300	1,233,739
GDS Holdings Ltd., A shares *	874,991	1,864,308
Geely Automobile Holdings Ltd.	6,622,138	7,487,726
GEM Co. Ltd., A Shares	494,900	416,898
Gemdale Corp., A Shares	431,000	214,071
Genscript Biotech Corp. *	2,615,105	3,962,687
GF Securities Co. Ltd., A Shares	618,100	1,032,638
GF Securities Co. Ltd., H Shares (a)	1,291,809	1,035,050
Giant Biogene Holding Co. Ltd.	480,294	2,539,886
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
55

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Giant Network Group Co. Ltd., Class A	212,900	286,891
GigaDevice Semiconductor, Inc., A Shares *	64,484	658,579
Ginlong Technologies Co. Ltd., A Shares	37,350	314,105
Glarun Technology Co. Ltd., A Shares	112,900	207,894
GoerTek, Inc., A Shares	321,300	962,948
Goke Microelectronics Co. Ltd., A Shares	17,300	114,023
Goldwind Science & Technology Co. Ltd., A Shares	372,200	433,804
Goldwind Science & Technology Co. Ltd., H Shares	761,386	441,191
Goneo Group Co. Ltd., A Shares	47,560	454,729
GoodWe Technologies Co. Ltd., A Shares	18,877	127,720
Gotion High-tech Co. Ltd., A Shares	154,200	406,007
Grandjoy Holdings Group Co. Ltd., A Shares *	358,572	120,924
Great Wall Motor Co. Ltd., A Shares	244,600	799,342
Great Wall Motor Co. Ltd., H Shares	2,721,688	3,914,843
Gree Electric Appliances, Inc. of Zhuhai, Class A	326,700	1,830,110
Greentown China Holdings Ltd.	1,484,293	1,175,956
GRG Banking Equipment Co. Ltd., A Shares	247,500	328,976
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	341,500	198,530
Guangdong Electric Power Development Co. Ltd., B Shares	1,399,814	348,141
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	109,651
Guangdong Haid Group Co. Ltd., A Shares	162,600	887,681
Guangdong HEC Technology Holding Co. Ltd., A Shares	132,500	125,638
Guangdong Investment Ltd.	3,676,167	2,083,054
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	68,165
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	135,502
Guanghui Energy Co. Ltd., A Shares	621,800	522,919
Guangshen Railway Co. Ltd., H Shares	2,670,273	729,153
Guangxi Guiguan Electric Power Co. Ltd., A Shares	342,500	309,299
Guangxi Liugong Machinery Co. Ltd., A Shares	202,000	273,058
Guangzhou Automobile Group Co. Ltd., A Shares	336,160	351,007
Guangzhou Automobile Group Co. Ltd., H Shares	4,019,152	1,282,971
Guangzhou Baiyun International Airport Co. Ltd., Class A	118,300	152,403
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	116,400	472,860
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	248,556	619,446
Guangzhou Development Group, Inc., Class A	314,700	261,103
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	33,200	127,282
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	346,574
SECURITY	NUMBER OF SHARES	VALUE ($)
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	178,173
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	24,300	107,905
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	380,223
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	147,178
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	197,628
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	260,051
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	191,909
Guobo Electronics Co. Ltd., A Shares	25,294	139,872
Guolian Securities Co. Ltd., A Shares	221,900	302,463
Guosen Securities Co. Ltd., A Shares (b)	481,100	613,686
Guosheng Financial Holding, Inc., A Shares *	194,100	256,353
Guotai Junan Securities Co. Ltd., A Shares	622,200	1,295,848
Guotai Junan Securities Co. Ltd., H Shares (a)	1,199,893	1,275,206
Guoyuan Securities Co. Ltd., A Shares	406,500	364,227
H World Group Ltd.	2,358,744	7,438,734
Haidilao International Holding Ltd.	1,879,878	3,161,889
Haier Smart Home Co. Ltd., A Shares	544,600	1,900,375
Haier Smart Home Co. Ltd., H Shares	2,840,552	8,757,920
Hainan Airlines Holding Co. Ltd., Class A *	2,658,800	397,676
Hainan Airport Infrastructure Co. Ltd., Class A *	1,019,700	454,671
Hainan Drinda New Energy Technology Co. Ltd., A Shares	14,400	78,878
Haisco Pharmaceutical Group Co. Ltd., A Shares	50,600	222,763
Haitian International Holdings Ltd.	748,969	2,093,165
Haitong Securities Co. Ltd., A Shares	906,800	1,102,951
Haitong Securities Co. Ltd., H Shares	4,480,362	1,993,084
Hang Zhou Great Star Industrial Co. Ltd., A Shares	106,000	399,949
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	332,547
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	256,487
Hangzhou First Applied Material Co. Ltd., A Shares	134,290	291,622
Hangzhou Iron & Steel Co., Class A	241,900	119,807
Hangzhou Lion Microelectronics Co. Ltd., A Shares	61,656	171,214
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	174,470
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	253,621
Hangzhou Silan Microelectronics Co. Ltd., A Shares *	132,600	353,999
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	464,412
Hangzhou Tigermed Consulting Co. Ltd., H Shares (a)	144,560	545,779
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	184,608
Hansoh Pharmaceutical Group Co. Ltd.	1,145,196	2,930,377
See financial notes
56
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	301,489
Harbin Boshi Automation Co. Ltd., A Shares	97,500	163,990
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	65,900	172,491
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	153,575
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	333,027
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	187,700	398,601
Henan Shuanghui Investment & Development Co. Ltd., A Shares	213,000	697,878
Hengan International Group Co. Ltd.	893,036	2,867,872
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	258,022
Hengli Petrochemical Co. Ltd., A Shares	266,400	504,833
Hengtong Optic-electric Co. Ltd., A Shares	235,300	469,471
Hengyi Petrochemical Co. Ltd., A Shares	302,900	259,861
Hesteel Co. Ltd., A Shares	954,400	247,791
Hisense Home Appliances Group Co. Ltd., Class A	102,400	351,110
Hisense Home Appliances Group Co. Ltd., Class H	468,608	1,213,512
Hisense Visual Technology Co. Ltd., Class A	114,800	253,509
Hithink RoyalFlush Information Network Co. Ltd., A Shares	43,600	633,114
HLA Group Corp. Ltd., Class A	504,100	423,225
Hongta Securities Co. Ltd., A Shares	162,900	151,936
Hopson Development Holdings Ltd. *	1,390,711	477,810
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	401,561
Hoymiles Power Electronics, Inc., Class A	7,634	142,565
Hoyuan Green Energy Co. Ltd., A Shares	48,517	96,117
Hua Hong Semiconductor Ltd.	716,741	1,562,048
Huaan Securities Co. Ltd., A Shares	260,300	165,649
Huadian Power International Corp. Ltd., A Shares	597,352	467,801
Huadian Power International Corp. Ltd., H Shares	1,889,824	998,164
Huadong Medicine Co. Ltd., A Shares	135,500	563,643
Huafon Chemical Co. Ltd., A Shares	381,000	398,365
Huagong Tech Co. Ltd., A Shares	84,800	357,651
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	425,414
Hualan Biological Engineering, Inc., A Shares	171,980	365,703
Huali Industrial Group Co. Ltd., A Shares	21,200	193,543
Huaneng Lancang River Hydropower, Inc., A Shares	516,800	801,416
Huaneng Power International, Inc., A Shares	625,600	612,624
Huaneng Power International, Inc., H Shares	5,275,128	3,049,950
Huatai Securities Co. Ltd., A Shares	668,300	1,186,287
Huatai Securities Co. Ltd., H Shares	1,752,363	1,929,747
Huaxi Securities Co. Ltd., A Shares	165,400	151,700
Huaxia Bank Co. Ltd., A Shares	1,522,600	1,293,361
SECURITY	NUMBER OF SHARES	VALUE ($)
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	31,841
Huaxin Cement Co. Ltd., A Shares	128,926	194,653
Huaxin Cement Co. Ltd., H Shares	486,619	424,210
Huayu Automotive Systems Co. Ltd., A Shares	295,100	614,184
Hubei Energy Group Co. Ltd., A Shares	588,800	391,315
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	151,466
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	286,954
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	600,899
Humanwell Healthcare Group Co. Ltd., A Shares	151,600	428,895
Hunan Gold Corp. Ltd., A Shares	110,600	243,298
Hunan Valin Steel Co. Ltd., A Shares	571,300	320,837
Hunan Yuneng New Energy Battery Material Co. Ltd., A Shares	31,200	116,092
Hundsun Technologies, Inc., A Shares	185,694	427,880
Hwatsing Technology Co. Ltd., Class A	12,101	230,938
Hygeia Healthcare Holdings Co. Ltd., Class C *(a)	447,193	1,122,512
Hygon Information Technology Co. Ltd., Class A	192,899	2,160,893
IEIT Systems Co. Ltd., A Shares	118,728	542,460
Iflytek Co. Ltd., A Shares	192,500	934,115
Imeik Technology Development Co. Ltd., A Shares	22,260	455,314
Industrial & Commercial Bank of China Ltd., A Shares	6,655,300	5,615,732
Industrial & Commercial Bank of China Ltd., H Shares	95,556,773	55,003,578
Industrial Bank Co. Ltd., A Shares	1,789,000	4,167,686
Industrial Securities Co. Ltd., A Shares	825,460	602,177
Ingenic Semiconductor Co. Ltd., A Shares	35,000	230,535
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares *	3,540,200	719,329
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	254,400	621,013
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	158,426
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	867,120	717,108
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	787,300	427,699
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	593,000	357,289
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	532,200	1,699,405
Inner Mongolia Yitai Coal Co. Ltd., B Shares	500,000	949,500
Inner Mongolia Yuan Xing Energy Co. Ltd., A Shares	326,900	264,306
Innovent Biologics, Inc. *	1,790,047	9,741,487
Intco Medical Technology Co. Ltd., A Shares	60,450	231,155
iQIYI, Inc., ADR *	542,639	1,166,674
iRay Technology Co. Ltd., A Shares	9,800	127,136
IRICO Display Devices Co. Ltd., Class A *	207,000	191,607
Isoftstone Information Technology Group Co. Ltd., Class A	83,500	400,946
J&T Global Express Ltd. *	8,315,000	6,438,465
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
57

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
JA Solar Technology Co. Ltd., A Shares	316,736	442,009
Jafron Biomedical Co. Ltd., A Shares	68,050	240,820
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	254,655
JCET Group Co. Ltd., A Shares	182,000	838,479
JD Health International, Inc. *	1,284,471	3,877,916
JD Logistics, Inc. *	2,221,505	2,719,780
JD.com, Inc., A Shares	3,245,366	44,600,692
Jiangling Motors Corp. Ltd., A Shares	46,100	142,457
Jiangsu Eastern Shenghong Co. Ltd., A Shares	386,100	424,399
Jiangsu Expressway Co. Ltd., A Shares	172,000	332,982
Jiangsu Expressway Co. Ltd., H Shares	1,315,306	1,296,690
Jiangsu Financial Leasing Co. Ltd., A Shares	246,900	159,560
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	110,784	797,232
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	554,444	3,452,464
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	652,022
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	182,220
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	94,700	340,343
Jiangsu Pacific Quartz Co. Ltd., Class A	42,600	147,270
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	153,000	229,489
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	1,520,447
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	315,581
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	328,938
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	436,430
Jiangsu Zhongtian Technology Co. Ltd., A Shares	311,600	569,823
Jiangxi Copper Co. Ltd., A Shares	144,400	414,434
Jiangxi Copper Co. Ltd., H Shares	1,391,456	2,347,516
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	154,960
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	188,341
Jinduicheng Molybdenum Co. Ltd., Class A	165,700	230,769
Jinke Smart Services Group Co. Ltd., H Shares *	320,267	345,706
Jinko Solar Co. Ltd., Class A	570,336	578,625
Jinxin Fertility Group Ltd. (a)	2,199,379	668,239
JiuGui Liquor Co. Ltd., A Shares	31,000	160,621
Jiumaojiu International Holdings Ltd.	1,203,910	399,739
Jizhong Energy Resources Co. Ltd., A Shares	326,700	254,925
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	248,167
Joinn Laboratories China Co. Ltd., A Shares	55,272	109,889
Joinn Laboratories China Co. Ltd., H Shares	148,314	134,426
Jointown Pharmaceutical Group Co. Ltd., A Shares	559,271	367,744
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	78,800	195,360
SECURITY	NUMBER OF SHARES	VALUE ($)
JOYY, Inc., ADR	32,329	1,111,794
Juneyao Airlines Co. Ltd., A Shares	250,400	370,636
J-Yuan Trust Co. Ltd., Class A *	531,100	188,099
Kanzhun Ltd., ADR	396,034	4,934,584
KE Holdings, Inc., ADR	766,024	11,367,796
Keda Industrial Group Co. Ltd., Shares A	180,000	178,044
Kingboard Holdings Ltd.	816,414	1,664,143
Kingboard Laminates Holdings Ltd.	1,390,791	1,109,010
Kingdee International Software Group Co. Ltd. *	3,375,495	2,669,966
Kingnet Network Co. Ltd., Class A	203,600	266,602
Kingsoft Cloud Holdings Ltd. *	2,443,350	410,336
Kingsoft Corp. Ltd.	979,403	2,693,220
Kuaishou Technology *	3,417,933	17,658,415
Kuang-Chi Technologies Co. Ltd., A Shares *	192,000	472,753
Kunlun Energy Co. Ltd.	4,600,271	4,605,933
Kunlun Tech Co. Ltd., A Shares	117,300	449,537
Kweichow Moutai Co. Ltd., A Shares	108,300	22,054,110
Lakala Payment Co. Ltd., A Shares	104,500	180,188
Lao Feng Xiang Co. Ltd., A Shares	133,558	979,023
Laobaixing Pharmacy Chain JSC, A Shares	62,699	119,435
LB Group Co. Ltd., A Shares	238,500	548,547
Lee & Man Paper Manufacturing Ltd.	1,976,871	552,482
Legend Holdings Corp., H Shares *	689,351	491,358
Lens Technology Co. Ltd., A Shares	458,900	1,137,699
Leo Group Co. Ltd., A shares	655,900	132,346
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	254,748
Levima Advanced Materials Corp., A Shares	70,900	129,255
Leyard Optoelectronic Co. Ltd., A Shares	477,400	288,986
Li Auto, Inc., Class A *	1,304,144	13,182,882
Li Ning Co. Ltd.	2,714,570	5,101,738
Liaoning Port Co. Ltd., A Shares	1,500,300	262,505
Lingyi iTech Guangdong Co., A Shares	657,300	777,222
Livzon Pharmaceutical Group, Inc., A Shares	51,600	261,822
Livzon Pharmaceutical Group, Inc., H Shares	174,337	554,274
Longfor Group Holdings Ltd.	2,662,545	3,007,156
LONGi Green Energy Technology Co. Ltd., A Shares	628,748	1,225,202
Longshine Technology Group Co. Ltd., A Shares	105,200	124,987
Loongson Technology Corp. Ltd., Shares A *	29,424	377,650
Lufax Holding Ltd., ADR	382,872	869,119
Luxi Chemical Group Co. Ltd., A Shares	165,500	251,274
Luxshare Precision Industry Co. Ltd., A Shares	585,517	3,256,820
Luye Pharma Group Ltd. *	2,320,284	907,244
Luzhou Laojiao Co. Ltd., A Shares	125,400	2,110,584
Maanshan Iron & Steel Co. Ltd., A Shares *	1,073,900	284,878
Mango Excellent Media Co. Ltd., A Shares	164,370	449,020
Maxscend Microelectronics Co. Ltd., A Shares	45,248	423,621
Meihua Holdings Group Co. Ltd., Class A	293,400	397,852
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	350,200	171,468
See financial notes
58
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Meituan, B Shares *	6,480,822	98,204,343
Metallurgical Corp. of China Ltd., A Shares	1,336,700	556,408
Metallurgical Corp. of China Ltd., H Shares	3,783,892	664,573
Microport Scientific Corp. *(a)	1,154,315	731,029
Micro-Tech Nanjing Co. Ltd., Class A	17,179	147,356
Ming Yang Smart Energy Group Ltd., A Shares	228,700	294,628
MINISO Group Holding Ltd.	442,704	1,867,207
Minmetals New Energy Materials(Hunan) Co. Ltd., Class A *	236,184	151,968
Minth Group Ltd. *	886,081	1,415,385
Montage Technology Co. Ltd., A Shares	108,000	802,038
Muyuan Foods Co. Ltd., A Shares *	460,786	2,507,113
Nanjing Iron & Steel Co. Ltd., A Shares	548,800	327,561
Nanjing Securities Co. Ltd., A Shares	272,700	290,901
NARI Technology Co. Ltd., A Shares	668,796	2,323,375
National Silicon Industry Group Co. Ltd., A Shares	254,052	526,601
NAURA Technology Group Co. Ltd., A Shares	47,100	2,115,280
NavInfo Co. Ltd., A Shares *	279,800	288,999
NetEase, Inc.	2,194,678	35,928,976
New China Life Insurance Co. Ltd., A Shares	174,000	811,444
New China Life Insurance Co. Ltd., H Shares	942,896	2,045,254
New Hope Liuhe Co. Ltd., A Shares *	421,300	535,616
New Oriental Education & Technology Group, Inc. *	1,857,991	11,195,013
Newland Digital Technology Co. Ltd., A Shares	108,600	197,371
Nine Dragons Paper Holdings Ltd. *	2,105,454	823,244
Ninestar Corp., A Shares *	136,400	479,815
Ningbo Deye Technology Co. Ltd., A Shares	51,861	663,575
Ningbo Joyson Electronic Corp., A Shares	130,600	264,259
Ningbo Orient Wires & Cables Co. Ltd., A Shares	65,200	443,161
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	42,068	124,002
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	506,631
Ningbo Shanshan Co. Ltd., A Shares	232,900	232,341
Ningbo Tuopu Group Co. Ltd., A Shares	133,255	632,900
Ningbo Zhoushan Port Co. Ltd., A Shares	746,600	360,290
Ningxia Baofeng Energy Group Co. Ltd., A Shares	265,500	570,561
NIO, Inc., Class A *(a)	1,627,054	7,008,489
Nongfu Spring Co. Ltd., H Shares	2,108,285	7,675,926
North Industries Group Red Arrow Co. Ltd., A Shares	74,900	123,125
Northeast Securities Co. Ltd., A Shares	200,000	165,373
Offshore Oil Engineering Co. Ltd., A Shares	682,000	528,317
OFILM Group Co. Ltd., A Shares *	303,500	356,731
Oppein Home Group, Inc., A Shares	20,740	129,790
ORG Technology Co. Ltd., A Shares	588,600	358,791
Orient Securities Co. Ltd., A Shares	771,116	916,156
Orient Securities Co. Ltd., H Shares	870,055	368,081
Oriental Energy Co. Ltd., A Shares *	156,600	189,149
SECURITY	NUMBER OF SHARES	VALUE ($)
Oriental Pearl Group Co. Ltd., A Shares	304,000	268,954
Ourpalm Co. Ltd., A shares *	334,900	203,671
Ovctek China, Inc., A Shares	81,180	164,834
Pacific Securities Co. Ltd., Class A *	388,200	174,189
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	759,300	249,636
PDD Holdings, Inc., ADR *	859,213	82,578,961
People.cn Co. Ltd., A Shares	111,800	277,646
People's Insurance Co. Group of China Ltd., A Shares	931,100	788,288
People's Insurance Co. Group of China Ltd., H Shares	9,615,503	3,636,446
Perfect World Co. Ltd., A Shares	85,450	91,635
PetroChina Co. Ltd., A Shares	2,208,400	2,782,702
PetroChina Co. Ltd., H Shares	25,001,170	22,660,155
Pharmaron Beijing Co. Ltd., A Shares	114,300	322,401
Pharmaron Beijing Co. Ltd., H Shares	331,331	379,737
PICC Property & Casualty Co. Ltd., H Shares	8,224,678	10,649,357
Ping An Bank Co. Ltd., A Shares	1,688,700	2,420,939
Ping An Healthcare & Technology Co. Ltd. *(a)	754,608	979,005
Ping An Insurance Group Co. of China Ltd., A Shares	948,700	5,894,068
Ping An Insurance Group Co. of China Ltd., H Shares	7,510,671	36,010,858
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	338,593
Piotech, Inc., Shares A	14,758	267,381
Polaris Bay Group Co. Ltd., Class A *	157,700	133,957
Poly Developments & Holdings Group Co. Ltd., A Shares	1,112,800	1,275,002
Poly Property Services Co. Ltd., H Shares	187,976	620,530
Pop Mart International Group Ltd.	831,040	4,884,773
Porton Pharma Solutions Ltd., A Shares	58,800	99,065
Postal Savings Bank of China Co. Ltd., A Shares	1,993,300	1,330,367
Postal Savings Bank of China Co. Ltd., H Shares	12,971,549	6,967,693
Power Construction Corp. of China Ltd., A Shares	1,560,800	1,057,124
Pylon Technologies Co. Ltd., A Shares	19,566	114,298
Qi An Xin Technology Group, Inc., Class A *	34,555	110,194
Qifu Technology, Inc., ADR	129,172	3,421,766
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	288,808
Qinghai Salt Lake Industry Co. Ltd., A Shares *	518,700	1,070,775
Range Intelligent Computing Technology Group Co. Ltd., A Shares	47,000	158,369
Raytron Technology Co. Ltd., A Shares	45,400	162,266
Red Star Macalline Group Corp. Ltd., H Shares *	1,003,988	142,868
Remegen Co. Ltd., Class A *	23,187	83,855
Remegen Co. Ltd., H Shares *	186,643	298,135
RLX Technology, Inc., ADR	986,306	1,666,857
Rongsheng Petrochemical Co. Ltd., A Shares	660,800	821,455
SAIC Motor Corp. Ltd., A Shares	715,400	1,267,874
Sailun Group Co. Ltd., A Shares	309,500	562,489
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
59

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sanan Optoelectronics Co. Ltd., A Shares	401,400	591,877
Sangfor Technologies, Inc., A Shares	14,100	92,674
Sansure Biotech, Inc., A Shares	68,395	178,539
Sany Heavy Equipment International Holdings Co. Ltd.	991,567	573,300
Sany Heavy Industry Co. Ltd., A Shares	714,900	1,626,102
Sany Renewable Energy Co. Ltd., Class A	43,035	143,369
Satellite Chemical Co. Ltd., A Shares	321,962	743,688
SDIC Capital Co. Ltd., A Shares	328,400	269,226
SDIC Power Holdings Co. Ltd., A Shares	639,100	1,388,760
Sealand Securities Co. Ltd., A Shares	473,400	197,055
Seazen Group Ltd. *	3,545,235	713,556
Seazen Holdings Co. Ltd., A Shares *	220,700	319,512
SenseTime Group, Inc., Class B *(a)	24,726,349	3,740,461
Seres Group Co. Ltd., Class A *	129,100	1,393,923
SF Holding Co. Ltd., A Shares	422,500	2,167,049
SG Micro Corp., A Shares	44,898	460,890
Shaanxi Coal Industry Co. Ltd., A Shares	848,300	2,951,754
Shaanxi Energy Investment Co. Ltd., Class A	298,600	399,004
Shaanxi International Trust Co. Ltd., A Shares	381,400	150,687
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	375,750	382,271
Shandong Chenming Paper Holdings Ltd., H Shares *	1,883,909	374,347
Shandong Gold Mining Co. Ltd., A Shares	321,704	1,225,626
Shandong Gold Mining Co. Ltd., H Shares	797,913	1,542,553
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	380,993
Shandong Hi-speed Co. Ltd., A Shares	244,600	313,386
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	662,124
Shandong Humon Smelting Co. Ltd., A Shares	213,000	290,933
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	204,814
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,117,000	578,438
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	241,647
Shandong Sun Paper Industry JSC Ltd., A Shares	296,900	528,697
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,059,309	1,729,598
Shanghai Aiko Solar Energy Co. Ltd., Class A *	147,960	169,527
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares *	97,428	230,544
Shanghai Baosight Software Co. Ltd., A Shares	404,365	1,670,637
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	17,319	395,133
Shanghai Construction Group Co. Ltd., A Shares	660,200	184,450
Shanghai Electric Group Co. Ltd., A Shares *	1,095,700	561,224
Shanghai Electric Group Co. Ltd., H Shares *	3,038,313	576,471
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Electric Power Co. Ltd., A Shares	237,200	286,501
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	512,692
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	775,281	1,238,398
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	25,080	97,991
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	385,245	539,315
Shanghai Industrial Holdings Ltd.	598,523	874,720
Shanghai International Airport Co. Ltd., A Shares	241,400	1,128,486
Shanghai International Port Group Co. Ltd., A Shares	999,200	834,664
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	329,247
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	299,452
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	133,639
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	285,224
Shanghai Junshi Biosciences Co. Ltd., H Shares *(a)	208,512	318,098
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	219,145
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	257,602
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	499,830	223,924
Shanghai M&G Stationery, Inc., A Shares	44,200	167,083
Shanghai Mechanical & Electrical Industry Co. Ltd., B shares	293,501	260,042
Shanghai Moons' Electric Co. Ltd., Class A	40,800	206,216
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	524,905
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,208,083	1,672,645
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,575,300	3,063,324
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	201,276	328,028
Shanghai RAAS Blood Products Co. Ltd., A Shares	653,100	660,749
Shanghai Rural Commercial Bank Co. Ltd., A Shares	460,500	428,856
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	227,234
Shanghai United Imaging Healthcare Co. Ltd., Class A	8,831	131,724
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., A Shares	180,200	227,570
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	415,600	303,182
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	158,400	389,127
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	1,323,020	269,896
Shanjin International Gold Co. Ltd., A Shares	275,600	624,543
See financial notes
60
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanxi Coal International Energy Group Co. Ltd., Class A	176,300	287,573
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	532,000	599,035
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	600,693
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	140,107
Shanxi Securities Co. Ltd., A Shares	347,700	241,383
Shanxi Taigang Stainless Steel Co. Ltd., A Shares *	469,700	218,049
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	2,667,296
Shede Spirits Co. Ltd., Class A	30,800	192,093
Shenergy Co. Ltd., Class A	555,100	614,863
Shenghe Resources Holding Co. Ltd., A Shares	167,100	186,269
Shengyi Technology Co. Ltd., A Shares	219,400	545,791
Shennan Circuits Co. Ltd., A Shares	17,100	243,169
Shenwan Hongyuan Group Co. Ltd., A Shares	1,635,100	1,042,846
Shenwan Hongyuan Group Co. Ltd., H Shares	3,372,011	639,785
Shenzhen Airport Co. Ltd., A Shares	213,000	184,538
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	369,918
Shenzhen Dynanonic Co. Ltd., A Shares *	22,880	77,644
Shenzhen Energy Group Co. Ltd., A Shares	423,100	352,235
Shenzhen Expressway Corp. Ltd., H Shares	1,017,735	876,773
Shenzhen Gas Corp. Ltd., A Shares	368,200	338,742
Shenzhen Goodix Technology Co. Ltd., A Shares	36,300	325,046
Shenzhen Inovance Technology Co. Ltd., A Shares	226,300	1,382,643
Shenzhen International Holdings Ltd.	1,831,203	1,462,540
Shenzhen Investment Ltd.	3,256,781	325,661
Shenzhen Jinjia Group Co. Ltd., A Shares	197,700	96,242
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	301,452
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	214,011
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	240,583
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares	92,200	124,503
Shenzhen Kstar Science & Technology Co. Ltd., Class A	44,500	102,412
Shenzhen Longsys Electronics Co. Ltd., Class A *	24,200	250,639
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	3,726,434
Shenzhen MTC Co. Ltd., A Shares	453,700	298,327
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	27,000	254,761
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	774,400	209,799
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	391,393
Shenzhen SC New Energy Technology Corp., A Shares	31,000	202,132
Shenzhen SED Industry Co. Ltd., Class A	108,000	192,776
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	125,831
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	232,044
Shenzhen Transsion Holdings Co. Ltd., A Shares	97,104	1,096,137
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	221,319
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	180,220
Shenzhou International Group Holdings Ltd.	902,849	7,453,910
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	215,100	236,437
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	347,718
Shougang Fushan Resources Group Ltd.	1,971,091	659,524
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	186,882
SICC Co. Ltd., A Shares *	40,733	280,424
Sichuan Changhong Electric Co. Ltd., A Shares *	415,700	295,630
Sichuan Chuantou Energy Co. Ltd., A Shares	419,300	1,017,632
Sichuan Hebang Biotechnology Co. Ltd., A Shares *	811,600	192,393
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	599,183
Sichuan New Energy Power Co. Ltd., Shares A *	139,800	187,399
Sichuan Road & Bridge Group Co. Ltd., A Shares	635,160	506,371
Sichuan Swellfun Co. Ltd., A Shares	48,700	228,348
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	123,295
Sieyuan Electric Co. Ltd., A Shares	77,800	719,269
Sino Biopharmaceutical Ltd.	12,088,963	5,005,814
Sinolink Securities Co. Ltd., A Shares	294,000	304,910
Sinoma International Engineering Co., A Shares	204,100	270,425
Sinoma Science & Technology Co. Ltd., A Shares	158,200	222,556
Sinomine Resource Group Co. Ltd., A Shares	62,860	251,458
Sinopec Engineering Group Co. Ltd., H Shares	1,888,542	1,292,859
Sinopec Oilfield Service Corp., H Shares *	6,360,705	424,025
Sinopec Shanghai Petrochemical Co. Ltd., A Shares *	913,100	341,430
Sinopec Shanghai Petrochemical Co. Ltd., H Shares *	3,494,056	465,850
Sinopharm Group Co. Ltd., H Shares	1,534,753	3,576,972
Sinotrans Ltd., H Shares	3,024,565	1,380,372
Sinotruk Hong Kong Ltd.	819,125	2,047,708
Skshu Paint Co. Ltd., A Shares	47,628	199,262
Smoore International Holdings Ltd. (a)	2,176,698	2,522,608
Songcheng Performance Development Co. Ltd., A Shares	244,300	267,844
SooChow Securities Co. Ltd., A Shares	453,785	398,911
Southwest Securities Co. Ltd., A Shares	620,700	328,436
Spring Airlines Co. Ltd., Class A	84,600	602,597
StarPower Semiconductor Ltd., A Shares	20,580	222,875
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
61

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STO Express Co. Ltd., A Shares	130,200	166,998
Sun Art Retail Group Ltd.	2,511,509	450,761
Sungrow Power Supply Co. Ltd., A Shares	173,600	1,886,158
Sunny Optical Technology Group Co. Ltd.	754,201	4,670,005
Sunresin New Materials Co. Ltd., Class A	58,800	333,369
Sunwoda Electronic Co. Ltd., A Shares	174,300	412,939
Suofeiya Home Collection Co. Ltd., A Shares	83,300	161,851
SUPCON Technology Co. Ltd., A Shares	66,386	369,352
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	529,040
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	300,460
Suzhou Nanomicro Technology Co. Ltd., Class A	47,791	104,322
Suzhou Novosense Microelectronics Co. Ltd., Class A *	9,567	126,881
Suzhou TFC Optical Communication Co. Ltd., Class A	54,460	590,092
Taiji Computer Corp. Ltd., A Shares	59,600	124,969
TAL Education Group, ADR *	477,680	3,840,547
Tangshan Jidong Cement Co. Ltd., A Shares *	287,800	176,652
TangShan Port Group Co. Ltd., A Shares	599,300	418,588
Tasly Pharmaceutical Group Co. Ltd., Class A	85,100	170,872
TBEA Co. Ltd., A Shares	442,423	787,834
TCL Technology Group Corp., A Shares	1,420,350	783,628
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares	282,900	328,526
Tencent Holdings Ltd.	7,631,568	373,731,985
Tencent Music Entertainment Group, ADR	762,028	7,955,572
Thunder Software Technology Co. Ltd., A Shares	40,400	195,644
Tian Di Science & Technology Co. Ltd., A Shares	299,200	236,422
Tianfeng Securities Co. Ltd., A Shares *	665,800	225,472
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	140,003
Tianma Microelectronics Co. Ltd., A Shares *	229,000	225,866
Tianqi Lithium Corp., A Shares	105,700	391,957
Tianqi Lithium Corp., H Shares	121,392	306,888
Tianshan Aluminum Group Co. Ltd., A Shares	159,800	153,554
TianShan Material Co. Ltd., A Shares	197,300	131,682
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	365,156
Tingyi Cayman Islands Holding Corp.	2,170,205	2,915,716
Titan Wind Energy Suzhou Co. Ltd., A Shares	167,900	169,866
Tongcheng Travel Holdings Ltd.	1,417,873	2,646,561
TongFu Microelectronics Co. Ltd., A Shares	148,100	415,859
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	121,000	135,734
Tongkun Group Co. Ltd., A Shares	224,000	375,809
Tongling Nonferrous Metals Group Co. Ltd., A Shares	905,700	397,450
Tongwei Co. Ltd., A Shares	380,700	1,021,181
SECURITY	NUMBER OF SHARES	VALUE ($)
Topchoice Medical Corp., A Shares	42,998	263,436
Topsec Technologies Group, Inc., A Shares *	156,800	95,580
Topsports International Holdings Ltd.	4,292,216	1,601,245
Towngas Smart Energy Co. Ltd. *	1,571,082	588,119
TravelSky Technology Ltd., H Shares	1,298,276	1,612,776
Trina Solar Co. Ltd., A Shares	213,856	520,231
Trip.com Group Ltd. *	643,678	30,548,382
Tsinghua Tongfang Co. Ltd., Class A *	288,600	200,354
Tsingtao Brewery Co. Ltd., A Shares	69,800	585,524
Tsingtao Brewery Co. Ltd., H Shares	710,184	4,115,214
Tuya, Inc., ADR *	331,614	514,002
Unigroup Guoxin Microelectronics Co. Ltd., A Shares	81,679	548,599
Uni-President China Holdings Ltd.	1,541,615	1,361,690
Unisplendour Corp. Ltd., A Shares	123,700	344,552
Valiant Co. Ltd., A Shares	84,400	101,228
Vanchip Tianjin Technology Co. Ltd., Class A	21,658	97,793
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	22,762	90,573
Vipshop Holdings Ltd., ADR	419,668	5,262,637
Walvax Biotechnology Co. Ltd., A Shares	162,200	237,796
Wanda Film Holding Co. Ltd., A Shares *	244,400	338,649
Wangfujing Group Co. Ltd., Class A	82,500	147,259
Wangsu Science & Technology Co. Ltd., A Shares	229,600	232,937
Wanhua Chemical Group Co. Ltd., A Shares	270,100	2,782,179
Want Want China Holdings Ltd.	5,183,872	2,997,188
Wanxiang Qianchao Co. Ltd., A Shares	304,900	192,741
Weibo Corp., ADR	96,258	720,010
Weichai Power Co. Ltd., A Shares	580,600	1,061,743
Weichai Power Co. Ltd., H Shares	2,256,619	3,454,186
Weifu High-Technology Group Co. Ltd., A Shares	89,000	201,936
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	287,858
Wens Foodstuff Group Co. Ltd., A Shares	480,620	1,155,604
Western Mining Co. Ltd., A Shares	218,400	482,286
Western Securities Co. Ltd., A Shares	432,200	395,792
Western Superconducting Technologies Co. Ltd., A Shares	63,280	321,356
Will Semiconductor Co. Ltd. Shanghai, A Shares	103,050	1,316,370
Wingtech Technology Co. Ltd., A Shares	110,400	406,581
Winner Medical Co. Ltd., A Shares	43,600	157,309
Winning Health Technology Group Co. Ltd., A Shares	212,700	163,569
Wolong Electric Group Co. Ltd., A Shares	121,200	187,777
Wonders Information Co. Ltd., Class A *	115,200	82,251
Wuchan Zhongda Group Co. Ltd., A Shares	335,400	202,082
Wuhan Guide Infrared Co. Ltd., A Shares	364,536	308,624
Wuliangye Yibin Co. Ltd., A Shares	330,800	5,742,673
WUS Printed Circuit Kunshan Co. Ltd., A Shares	179,500	823,415
WuXi AppTec Co. Ltd., A Shares	232,351	1,284,537
WuXi AppTec Co. Ltd., H Shares	398,965	1,754,333
Wuxi Autowell Technology Co. Ltd., Class A	20,787	105,856
See financial notes
62
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wuxi Biologics Cayman, Inc. *	4,291,430	6,172,740
XCMG Construction Machinery Co. Ltd., A Shares	1,063,200	954,135
Xiamen C & D, Inc., A Shares	328,600	338,012
Xiamen Faratronic Co. Ltd., A Shares	22,000	265,509
Xiamen ITG Group Corp. Ltd., A Shares	178,800	147,844
Xiamen Tungsten Co. Ltd., A Shares	120,800	289,770
Xiangcai Co. Ltd., A Shares	336,000	286,361
Xiaomi Corp., B Shares *	17,821,200	44,550,715
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	529,734	649,230
Xinjiang Daqo New Energy Co. Ltd., Class A	72,010	184,013
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	337,600	160,059
Xinyi Solar Holdings Ltd.	5,150,962	2,014,055
XPeng, Inc., A Shares *	1,567,297	6,399,468
Xtep International Holdings Ltd.	1,465,652	975,172
Xuji Electric Co. Ltd., A Shares	91,400	368,850
Yadea Group Holdings Ltd.	1,304,795	1,840,001
Yangling Metron New Material, Inc., A Shares	51,500	130,803
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., A Shares	109,200	354,395
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	255,943
Yangzijiang Financial Holding Ltd.	3,206,588	861,027
Yangzijiang Shipbuilding Holdings Ltd.	3,327,294	6,356,179
Yankuang Energy Group Co. Ltd., A Shares	528,190	1,058,318
Yankuang Energy Group Co. Ltd., H Shares	3,786,469	4,912,449
Yanlord Land Group Ltd. *	913,735	290,920
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	83	241
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	187,641
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	424,926
Yealink Network Technology Corp. Ltd., A Shares	104,930	488,153
Yifan Pharmaceutical Co. Ltd., A Shares *	124,700	191,792
Yifeng Pharmacy Chain Co. Ltd., A Shares	114,676	326,374
Yihai International Holding Ltd.	632,085	948,079
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	187,900	685,900
Yixintang Pharmaceutical Group Co. Ltd., A Shares	57,800	99,011
Yonghui Superstores Co. Ltd., A Shares *	364,500	120,351
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	191,905
Yonyou Network Technology Co. Ltd., A Shares *	334,740	411,399
Youngor Fashion Co. Ltd., A Shares	469,600	479,075
Youngy Co. Ltd., A Shares	27,400	116,799
YTO Express Group Co. Ltd., A Shares	271,800	585,250
Yuan Longping High-tech Agriculture Co. Ltd., A Shares	116,200	154,944
Yuexiu Property Co. Ltd.	1,771,649	926,661
Yum China Holdings, Inc.	460,330	15,827,458
Yunda Holding Co. Ltd., A Shares	137,400	136,101
Yuneng Technology Co. Ltd., Shares A	13,003	84,931
Yunnan Aluminium Co. Ltd., A Shares	336,600	573,745
SECURITY	NUMBER OF SHARES	VALUE ($)
Yunnan Baiyao Group Co. Ltd., A Shares	155,540	1,186,467
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	106,801
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	252,800	179,782
Yunnan Copper Co. Ltd., A Shares	232,000	367,953
Yunnan Energy New Material Co. Ltd., A Shares	76,600	290,857
Yunnan Tin Co. Ltd., A Shares	179,200	352,736
Yunnan Yuntianhua Co. Ltd., A Shares	195,400	569,078
Yutong Bus Co. Ltd., A Shares	186,800	562,219
Zai Lab Ltd. *	1,246,386	2,435,122
Zangge Mining Co. Ltd., A Shares	112,300	381,253
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	1,524,617
Zhaojin Mining Industry Co. Ltd., H Shares	1,772,290	2,912,768
Zhefu Holding Group Co. Ltd., A Shares	534,100	214,032
Zhejiang Century Huatong Group Co. Ltd., A Shares *	999,300	461,085
Zhejiang China Commodities City Group Co. Ltd., A Shares	537,300	626,989
Zhejiang Chint Electrics Co. Ltd., A Shares	130,800	323,909
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	333,475
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	562,584
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	76,200	89,780
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	236,444
Zhejiang Expressway Co. Ltd., H Shares	2,039,101	1,314,891
Zhejiang Hailiang Co. Ltd., A Shares	123,600	143,186
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	98,531
Zhejiang Hisoar Pharmaceutical Co. Ltd., A Shares *	339,100	259,816
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	167,759
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	333,062
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	521,739
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	427,022
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	133,072
Zhejiang Juhua Co. Ltd., A Shares	201,800	467,554
Zhejiang Leapmotor Technology Co. Ltd. *(a)	815,899	2,254,067
Zhejiang Longsheng Group Co. Ltd., A Shares	407,900	524,336
Zhejiang NHU Co. Ltd., A Shares	285,468	779,025
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	526,586
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	58,100	171,914
Zhejiang Supor Co. Ltd., A Shares	46,200	324,645
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	238,600	448,111
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	260,331
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
63

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	133,666
Zhejiang Zheneng Electric Power Co. Ltd., Class A	787,700	688,001
Zhengzhou Coal Mining Machinery Group Co. Ltd., A Shares	162,400	269,483
Zheshang Securities Co. Ltd., A Shares	114,500	180,789
ZhongAn Online P&C Insurance Co. Ltd., H Shares *	938,357	1,219,802
Zhongji Innolight Co. Ltd., A Shares	81,060	1,245,581
Zhongjin Gold Corp. Ltd., Class A	462,100	878,296
Zhongshan Public Utilities Group Co. Ltd., A Shares	180,100	181,955
Zhongsheng Group Holdings Ltd.	677,178	776,979
Zhongtai Securities Co. Ltd., A Shares	240,800	198,090
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	163,100
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	336,004
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	702,318	2,430,976
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	138,110
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	153,245
Zijin Mining Group Co. Ltd., A Shares	1,778,900	4,016,142
Zijin Mining Group Co. Ltd., H Shares	7,115,690	14,431,339
ZJLD Group, Inc. (a)	511,116	474,396
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	494,800	441,250
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	2,000,279	1,043,682
ZTE Corp., A Shares	359,400	1,259,193
ZTE Corp., H Shares	918,730	1,851,499
		2,461,990,935

Colombia 0.1%
Bancolombia SA, ADR	16,055	531,260
Ecopetrol SA	888,854	438,681
Ecopetrol SA, ADR (a)	234,823	2,310,658
Interconexion Electrica SA ESP	588,562	2,566,933
		5,847,532

Czech Republic 0.1%
CEZ AS	201,907	7,719,359
Colt CZ Group SE	14,037	402,267
Komercni Banka AS	101,964	3,460,908
Moneta Money Bank AS	509,895	2,457,945
		14,040,479

Egypt 0.1%
Commercial International Bank - Egypt (CIB), GDR	3,630,031	6,091,192

Greece 0.6%
Aegean Airlines SA	35,974	434,830
Alpha Services & Holdings SA	2,478,235	4,242,294
Athens International Airport SA	43,929	384,138
Athens Water Supply & Sewage Co. SA	54,749	339,369
Autohellas Tourist & Trading SA	29,230	371,432
Cenergy Holdings SA	42,749	458,993
Ellaktor SA *	129,781	297,365
SECURITY	NUMBER OF SHARES	VALUE ($)
Eurobank Ergasias Services & Holdings SA, A Shares	3,089,100	7,057,486
FF Group *(b)	50,437	0
GEK TERNA SA *	75,006	1,454,583
Hellenic Telecommunications Organization SA	185,358	3,007,833
Helleniq Energy Holdings SA	123,293	974,418
Holding Co. ADMIE IPTO SA	183,145	432,814
Intrakat Technical & Energy Projects SA *	39,890	227,394
Jumbo SA	136,546	3,458,147
LAMDA Development SA *	122,247	952,619
Metlen Energy & Metals SA	133,197	5,018,713
Motor Oil Hellas Corinth Refineries SA	81,346	1,953,909
National Bank of Greece SA	899,020	7,819,694
OPAP SA	245,513	4,250,300
Optima bank SA	63,164	908,911
Piraeus Financial Holdings SA	1,201,015	5,195,309
Piraeus Port Authority SA	7,113	212,581
Public Power Corp. SA	259,973	3,343,819
Quest Holdings SA	39,645	229,947
Sarantis SA	44,221	486,545
Terna Energy SA	63,950	1,352,725
Titan Cement International SA	58,862	2,065,393
Viohalco SA	58,768	377,292
		57,308,853

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.3%
Magyar Telekom Telecommunications PLC	567,533	1,645,120
MOL Hungarian Oil & Gas PLC	583,399	4,431,764
OTP Bank Nyrt	278,952	14,386,547
Richter Gedeon Nyrt	182,971	5,556,629
		26,020,060

Iceland 0.1%
Alvotech SA *	96,735	1,138,018
Arion Banki Hf.	1,966,782	1,986,289
Eimskipafelag Islands Hf.	169,064	428,382
Festi Hf.	301,147	440,394
Hagar Hf.	1,501,201	869,442
Hampidjan Hf. *	203,035	179,326
Icelandair Group Hf. *	18,580,971	117,569
Islandsbanki Hf.	1,731,719	1,278,762
Kvika banki Hf. *	7,075,479	840,063
Marel Hf.	690,581	2,499,750
Reitir fasteignafelag Hf.	937,279	614,086
		10,392,081

India 24.1%
3M India Ltd.	3,880	1,649,850
Aarti Industries Ltd.	266,934	1,995,689
ABB India Ltd.	63,775	6,034,506
ACC Ltd.	95,677	2,657,002
Adani Energy Solutions Ltd. *	454,382	5,457,704
Adani Enterprises Ltd.	377,652	13,595,404
Adani Green Energy Ltd. *	514,940	11,285,595
Adani Ports & Special Economic Zone Ltd.	895,173	15,816,586
Adani Power Ltd. *	1,411,990	10,640,694
See financial notes
64
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Adani Total Gas Ltd.	348,349	3,448,757
Adani Wilmar Ltd. *	212,796	918,457
Aditya Birla Capital Ltd. *	571,037	1,498,618
AIA Engineering Ltd.	48,263	2,471,665
Alkem Laboratories Ltd.	58,997	4,340,369
Ambuja Cements Ltd.	873,693	6,427,855
APL Apollo Tubes Ltd.	220,309	3,840,575
Apollo Hospitals Enterprise Ltd.	121,568	10,041,132
Ashok Leyland Ltd.	1,692,631	5,175,495
Asian Paints Ltd.	550,311	20,516,118
Astral Ltd.	148,308	3,393,952
AU Small Finance Bank Ltd.	409,356	3,361,384
Aurobindo Pharma Ltd.	329,035	6,156,908
Avenue Supermarts Ltd. *	183,496	10,780,421
Axis Bank Ltd.	2,767,892	38,785,222
Bajaj Auto Ltd.	81,435	10,575,178
Bajaj Finance Ltd.	304,047	26,101,721
Bajaj Finserv Ltd.	456,068	9,695,719
Bajaj Holdings & Investment Ltd.	34,827	4,176,396
Balkrishna Industries Ltd.	100,466	3,389,644
Bandhan Bank Ltd.	962,904	2,299,592
Bank of Baroda	1,263,914	3,768,930
Bank of India	984,715	1,382,361
Bata India Ltd.	88,787	1,537,791
Bayer CropScience Ltd.	17,863	1,339,449
Berger Paints India Ltd.	404,928	2,757,013
Bharat Electronics Ltd.	4,332,994	15,462,570
Bharat Forge Ltd.	311,994	5,903,507
Bharat Heavy Electricals Ltd.	1,570,554	5,440,773
Bharat Petroleum Corp. Ltd.	2,449,150	10,443,847
Bharti Airtel Ltd.	3,238,601	61,359,511
Bharti Airtel Ltd. - Partly Paid Shares	195,570	2,782,406
Biocon Ltd.	580,861	2,486,993
Bosch Ltd.	11,012	4,252,641
Britannia Industries Ltd.	142,614	9,956,220
Canara Bank	2,181,871	2,901,400
Castrol India Ltd.	587,437	1,854,318
CG Power & Industrial Solutions Ltd.	782,698	6,496,101
Cholamandalam Investment & Finance Co. Ltd.	500,913	8,693,431
Cipla Ltd.	632,084	12,471,923
Coal India Ltd.	2,780,788	17,404,947
Coforge Ltd.	75,700	5,725,974
Colgate-Palmolive India Ltd.	169,266	7,346,826
Container Corp. of India Ltd.	346,814	3,990,762
Coromandel International Ltd.	154,801	3,245,199
Cummins India Ltd.	164,396	7,339,985
Dabur India Ltd.	701,353	5,328,012
Dalmia Bharat Ltd.	101,308	2,284,197
Deepak Nitrite Ltd.	90,833	3,152,682
Divi's Laboratories Ltd.	154,182	9,364,206
Dixon Technologies India Ltd.	43,244	6,790,939
DLF Ltd.	762,504	7,683,111
Dr. Lal PathLabs Ltd.	44,866	1,828,100
Dr. Reddy's Laboratories Ltd.	147,096	12,331,800
Eicher Motors Ltd.	165,545	9,791,031
Emami Ltd.	258,345	2,504,865
Embassy Office Parks REIT	1,044,425	4,833,398
Exide Industries Ltd.	572,439	3,364,147
Federal Bank Ltd.	2,098,431	4,871,330
FSN E-Commerce Ventures Ltd. *	1,706,795	4,226,732
GAIL India Ltd.	3,260,730	9,240,865
General Insurance Corp. of India	130,683	636,967
GlaxoSmithKline Pharmaceuticals Ltd.	56,760	1,857,751
Glenmark Pharmaceuticals Ltd.	184,564	3,810,826
GMR Airports Infrastructure Ltd. *	2,989,071	3,367,154
Godrej Consumer Products Ltd.	459,375	8,112,747
Godrej Industries Ltd. *	104,112	1,258,275
SECURITY	NUMBER OF SHARES	VALUE ($)
Godrej Properties Ltd. *	123,972	4,300,229
Grasim Industries Ltd.	473,119	15,224,254
Gujarat Fluorochemicals Ltd.	51,914	1,965,454
Gujarat Gas Ltd.	262,705	1,901,114
Havells India Ltd.	289,481	6,555,592
HCL Technologies Ltd.	1,287,347	26,910,784
HDFC Asset Management Co. Ltd.	126,667	6,676,084
HDFC Bank Ltd.	6,837,871	133,453,490
HDFC Life Insurance Co. Ltd.	1,180,695	10,399,027
Hero MotoCorp Ltd.	159,560	10,378,570
Hindalco Industries Ltd.	1,644,522	13,751,858
Hindustan Aeronautics Ltd.	225,608	12,588,750
Hindustan Petroleum Corp. Ltd.	1,135,788	5,674,793
Hindustan Unilever Ltd.	1,073,852	35,568,337
Hindustan Zinc Ltd.	283,117	1,690,339
Honeywell Automation India Ltd.	3,289	1,998,741
ICICI Bank Ltd.	3,847,840	56,393,161
ICICI Lombard General Insurance Co. Ltd.	295,821	7,554,134
ICICI Prudential Life Insurance Co. Ltd.	469,045	4,211,947
IDBI Bank Ltd.	687,198	776,333
IDFC First Bank Ltd. *	4,155,474	3,658,467
Indian Bank	315,092	2,131,263
Indian Hotels Co. Ltd.	1,005,211	7,760,396
Indian Oil Corp. Ltd.	5,024,629	10,602,067
Indian Railway Catering & Tourism Corp. Ltd.	348,201	3,872,625
Indian Railway Finance Corp. Ltd.	2,182,504	4,648,063
Indian Renewable Energy Development Agency Ltd. *	793,328	2,284,319
Indraprastha Gas Ltd.	430,957	2,840,461
Indus Towers Ltd. *	1,600,137	8,747,489
Info Edge India Ltd.	95,376	8,732,113
Infosys Ltd.	4,266,218	98,868,777
InterGlobe Aviation Ltd. *	194,379	11,193,950
Ipca Laboratories Ltd.	162,205	2,677,880
ITC Ltd.	3,648,496	21,833,228
Jindal Stainless Ltd.	375,047	3,547,846
Jindal Steel & Power Ltd.	485,828	5,621,086
Jio Financial Services Ltd. *	3,827,933	14,682,577
JSW Energy Ltd.	627,435	5,320,064
JSW Infrastructure Ltd.	217,385	841,327
JSW Steel Ltd.	1,234,877	13,856,271
Jubilant Foodworks Ltd.	438,586	3,400,599
Kalyan Jewellers India Ltd.	432,484	3,172,293
Kansai Nerolac Paints Ltd.	269,325	952,112
Kotak Mahindra Bank Ltd.	600,030	12,740,163
KPIT Technologies Ltd.	193,328	4,184,024
L&T Finance Ltd.	1,003,043	2,025,430
L&T Technology Services Ltd.	34,173	2,329,002
Larsen & Toubro Ltd.	814,181	35,962,927
Laurus Labs Ltd.	502,371	2,816,099
LIC Housing Finance Ltd.	361,522	2,906,961
Linde India Ltd.	26,489	2,281,962
LTIMindtree Ltd.	113,884	8,358,950
Lupin Ltd.	281,961	7,531,175
Macrotech Developers Ltd.	310,244	4,638,240
Mahindra & Mahindra Financial Services Ltd.	738,757	2,768,866
Mahindra & Mahindra Ltd.	1,183,659	39,592,077
Mangalore Refinery & Petrochemicals Ltd.	263,451	651,377
Mankind Pharma Ltd. *	105,399	3,126,296
Marico Ltd.	626,579	4,834,679
Maruti Suzuki India Ltd.	166,624	24,640,595
Max Financial Services Ltd. *	293,734	3,764,341
Max Healthcare Institute Ltd.	802,276	8,249,823
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
65

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mazagon Dock Shipbuilders Ltd.	34,284	1,733,775
Metro Brands Ltd.	27,115	422,237
Mphasis Ltd.	134,823	4,991,206
MRF Ltd.	3,250	5,224,779
Muthoot Finance Ltd.	140,733	3,298,627
Nestle India Ltd.	429,681	12,811,598
New India Assurance Co. Ltd.	236,112	745,598
NHPC Ltd.	3,592,671	4,117,353
Nippon Life India Asset Management Ltd.	192,294	1,543,121
NLC India Ltd.	113,078	370,899
NMDC Ltd.	1,442,744	3,830,173
NTPC Ltd.	5,738,371	28,475,908
Oberoi Realty Ltd.	145,834	3,081,734
Oil & Natural Gas Corp. Ltd.	4,745,560	18,714,327
Oil India Ltd.	624,852	5,520,549
One 97 Communications Ltd. *	413,113	3,063,207
Oracle Financial Services Software Ltd.	28,960	3,794,301
Page Industries Ltd.	7,325	3,713,585
Patanjali Foods Ltd.	122,292	2,831,833
PB Fintech Ltd. *	379,742	8,024,177
Persistent Systems Ltd.	125,038	7,708,872
Petronet LNG Ltd.	986,313	4,319,392
Phoenix Mills Ltd.	108,816	4,890,484
PI Industries Ltd.	99,682	5,342,897
Pidilite Industries Ltd.	184,566	6,873,094
Piramal Enterprises Ltd.	152,663	1,899,295
Polycab India Ltd.	58,960	4,789,699
Poonawalla Fincorp Ltd.	305,806	1,412,149
Power Finance Corp. Ltd.	1,764,868	11,563,953
Power Grid Corp. of India Ltd.	5,145,436	20,699,228
Prestige Estates Projects Ltd.	145,948	3,155,141
Punjab National Bank	2,694,494	3,744,992
Rail Vikas Nigam Ltd.	687,557	4,979,324
Rajesh Exports Ltd. *	179,196	625,905
RBL Bank Ltd.	526,771	1,428,547
REC Ltd.	1,506,492	11,131,924
Relaxo Footwears Ltd.	92,000	874,080
Reliance Industries Ltd.	4,042,009	145,506,782
Samvardhana Motherson International Ltd.	3,156,038	7,348,300
SBI Cards & Payment Services Ltd.	347,651	2,997,704
SBI Life Insurance Co. Ltd.	505,686	11,156,037
Schaeffler India Ltd.	53,540	2,516,189
Shree Cement Ltd.	16,766	5,093,893
Shriram Finance Ltd.	343,581	13,127,327
Siemens Ltd.	107,191	8,809,673
SJVN Ltd.	796,025	1,265,630
Solar Industries India Ltd.	30,109	3,851,611
Sona Blw Precision Forgings Ltd.	458,553	3,736,110
SRF Ltd.	179,380	5,485,049
Star Health & Allied Insurance Co. Ltd. *	298,561	2,237,839
State Bank of India	2,165,358	21,056,870
Steel Authority of India Ltd.	1,715,545	2,734,563
Sun Pharmaceutical Industries Ltd.	1,316,816	28,600,717
Sun TV Network Ltd.	107,663	1,055,048
Sundaram Finance Ltd.	77,244	4,651,517
Supreme Industries Ltd.	78,042	4,917,447
Suzlon Energy Ltd. *	14,402,073	13,022,975
Syngene International Ltd.	170,533	1,766,404
Tata Communications Ltd.	137,526	3,216,900
Tata Consultancy Services Ltd.	1,257,578	68,279,605
Tata Consumer Products Ltd.	763,601	10,926,697
Tata Elxsi Ltd.	43,729	4,171,425
Tata Motors Ltd.	2,215,055	29,350,956
Tata Motors Ltd. - Unlisted Line *(b)	342,628	4,540,044
Tata Power Co. Ltd.	1,822,308	9,443,834
SECURITY	NUMBER OF SHARES	VALUE ($)
Tata Steel Ltd.	10,224,296	18,622,155
Tata Technologies Ltd.	102,556	1,302,993
Tata Teleservices Maharashtra Ltd. *	689,137	798,161
Tech Mahindra Ltd.	749,982	14,633,686
Thermax Ltd.	42,141	2,197,108
Titan Co. Ltd.	495,350	21,056,048
Torrent Pharmaceuticals Ltd.	119,011	4,945,332
Torrent Power Ltd.	271,261	5,638,923
Trent Ltd.	220,382	18,810,494
Tube Investments of India Ltd.	110,717	5,320,990
TVS Motor Co. Ltd.	292,762	9,820,139
UltraTech Cement Ltd.	136,509	18,394,993
Union Bank of India Ltd.	1,784,973	2,586,651
United Breweries Ltd.	90,652	2,216,223
United Spirits Ltd.	361,775	6,359,545
UNO Minda Ltd.	219,734	3,075,497
UPL Ltd.	634,908	4,529,528
Varun Beverages Ltd.	553,318	9,901,784
Vedant Fashions Ltd.	70,262	1,047,506
Vedanta Ltd.	1,938,636	10,827,954
Vodafone Idea Ltd. *	25,560,844	4,766,491
Voltas Ltd.	285,652	5,938,592
Whirlpool of India Ltd.	69,178	1,800,977
Wipro Ltd.	1,707,564	10,961,473
Yes Bank Ltd. *	28,416,669	7,999,375
Zee Entertainment Enterprises Ltd. *	980,579	1,645,926
Zomato Ltd. *	8,267,960	24,697,045
Zydus Lifesciences Ltd.	313,579	4,217,008
		2,188,861,178

Indonesia 2.0%
Adaro Energy Indonesia Tbk. PT	13,394,416	3,085,352
Amman Mineral Internasional PT *	15,133,332	10,428,339
Astra Agro Lestari Tbk. PT	556,254	217,751
Astra International Tbk. PT	23,963,829	7,907,831
Avia Avian Tbk. PT	23,369,587	710,690
Bank Central Asia Tbk. PT	66,879,720	44,680,240
Bank Mandiri Persero Tbk. PT	54,224,798	24,998,492
Bank Negara Indonesia Persero Tbk. PT	18,125,970	6,274,600
Bank Rakyat Indonesia Persero Tbk. PT	84,107,809	28,026,866
Bank Syariah Indonesia Tbk. PT	4,899,779	840,143
Barito Pacific Tbk. PT	29,982,150	2,221,259
Bukit Asam Tbk. PT	5,655,308	998,964
Bumi Serpong Damai Tbk. PT *	11,267,678	936,847
Charoen Pokphand Indonesia Tbk. PT	9,087,216	2,857,578
Dayamitra Telekomunikasi PT	27,708,630	1,192,251
Elang Mahkota Teknologi Tbk. PT	37,594,839	977,879
GoTo Gojek Tokopedia Tbk. PT *	1,253,953,450	4,219,060
Gudang Garam Tbk. PT *	606,177	642,261
Hanjaya Mandala Sampoerna Tbk. PT	11,304,500	515,670
Indah Kiat Pulp & Paper Tbk. PT	3,334,493	1,747,615
Indocement Tunggal Prakarsa Tbk. PT	1,921,881	858,038
Indofood CBP Sukses Makmur Tbk. PT	2,764,524	2,052,599
Indofood Sukses Makmur Tbk. PT	5,144,956	2,280,359
Indosat Tbk. PT	1,851,867	1,243,165
Jasa Marga Persero Tbk. PT	2,805,722	971,246
Kalbe Farma Tbk. PT	23,662,138	2,526,207
Mayora Indah Tbk. PT	4,390,455	755,653
Merdeka Copper Gold Tbk. PT *	15,494,022	2,365,959
Perusahaan Gas Negara Tbk. PT	13,709,857	1,366,107
Petrindo Jaya Kreasi Tbk. PT *	1,798,736	1,105,661
Sarana Menara Nusantara Tbk. PT	25,159,670	1,359,322
Semen Indonesia Persero Tbk. PT	3,753,024	973,771
Smartfren Telecom Tbk. PT *	173,975,804	337,708
Sumber Alfaria Trijaya Tbk. PT	23,626,624	4,433,336
See financial notes
66
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Telkom Indonesia Persero Tbk. PT, Class B	56,233,315	11,133,869
Tower Bersama Infrastructure Tbk. PT	5,783,272	720,336
Trimegah Bangun Persada Tbk. PT	4,551,136	267,974
Unilever Indonesia Tbk. PT	7,483,381	1,099,144
United Tractors Tbk. PT	1,752,046	3,066,506
Vale Indonesia Tbk. PT *	1,758,535	436,931
XL Axiata Tbk. PT	5,079,379	732,903
		183,566,482

Kuwait 0.8%
Agility Public Warehousing Co. KSC	1,908,182	1,598,216
Boubyan Bank KSCP	1,671,130	3,214,868
Burgan Bank SAK	1,429,888	902,890
Gulf Bank KSCP	2,620,862	2,718,185
Kuwait Finance House KSCP	12,755,473	30,339,371
Mabanee Co. KPSC	907,292	2,546,889
Mobile Telecommunications Co. KSCP	2,822,996	4,313,231
National Bank of Kuwait SAKP	9,587,674	27,541,233
		73,174,883

Malaysia 2.1%
Alliance Bank Malaysia Bhd.	1,524,480	1,520,071
AMMB Holdings Bhd.	3,231,072	3,887,004
Axiata Group Bhd.	5,716,677	3,372,476
CELCOMDIGI Bhd.	5,191,214	4,647,773
CIMB Group Holdings Bhd.	10,186,452	19,324,212
Dialog Group Bhd.	5,136,200	2,804,264
Fraser & Neave Holdings Bhd.	203,600	1,408,361
Gamuda Bhd.	3,093,430	5,367,432
Genting Bhd.	2,522,000	2,520,541
Genting Malaysia Bhd.	3,549,020	2,069,064
Hartalega Holdings Bhd. *	1,983,700	1,133,543
Hong Leong Bank Bhd.	837,707	4,112,468
Hong Leong Financial Group Bhd.	335,400	1,451,007
IHH Healthcare Bhd.	3,475,400	5,041,240
IJM Corp. Bhd.	4,738,936	3,146,500
IOI Corp. Bhd.	3,258,292	3,030,268
Kuala Lumpur Kepong Bhd.	663,161	3,338,435
Malayan Banking Bhd.	9,411,518	23,471,640
Malaysia Airports Holdings Bhd.	1,408,184	3,420,690
Maxis Bhd.	3,499,424	3,124,992
MISC Bhd.	2,382,200	4,623,865
Mr. DIY Group M Bhd.	4,064,100	1,936,853
Nestle Malaysia Bhd.	80,171	1,966,021
Petronas Chemicals Group Bhd.	3,663,100	4,923,681
Petronas Dagangan Bhd.	351,500	1,714,198
Petronas Gas Bhd.	1,107,636	4,684,230
PPB Group Bhd.	860,277	2,905,736
Press Metal Aluminium Holdings Bhd.	4,207,564	4,837,847
Public Bank Bhd.	17,887,070	19,945,790
QL Resources Bhd.	1,455,450	2,188,647
RHB Bank Bhd.	2,842,339	4,030,894
SD Guthrie Bhd.	4,741,708	5,024,181
Sime Darby Bhd.	4,673,900	2,681,613
Telekom Malaysia Bhd.	1,517,134	2,372,661
Tenaga Nasional Bhd.	5,220,374	17,681,035
Top Glove Corp. Bhd. *	6,926,400	1,474,213
YTL Corp. Bhd.	6,075,236	4,075,925
YTL Power International Bhd.	3,147,700	2,825,466
		188,084,837

Mexico 2.3%
Alfa SAB de CV, A Shares	4,554,034	2,654,366
Alpek SAB de CV *	525,652	339,829
SECURITY	NUMBER OF SHARES	VALUE ($)
Alsea SAB de CV	592,508	1,626,008
America Movil SAB de CV, Series B	26,978,575	22,385,440
Arca Continental SAB de CV	545,170	4,894,028
Banco del Bajio SA	871,281	2,185,243
Becle SAB de CV	720,297	1,165,631
Cemex SAB de CV, Series CPO	17,937,726	10,930,010
Coca-Cola Femsa SAB de CV	663,553	5,588,579
Concentradora Fibra Danhos SA de CV	364,090	368,455
Corp. Inmobiliaria Vesta SAB de CV	978,499	2,689,758
El Puerto de Liverpool SAB de CV, Series C1	261,884	1,516,020
Fibra Uno Administracion SA de CV	3,575,696	4,221,049
Fomento Economico Mexicano SAB de CV	2,188,197	22,439,476
GCC SAB de CV	206,337	1,582,045
Gruma SAB de CV, B Shares	218,704	4,023,833
Grupo Aeroportuario del Centro Norte SAB de CV	340,500	2,732,909
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	479,837	8,519,064
Grupo Aeroportuario del Sureste SAB de CV, B Shares	242,044	6,505,106
Grupo Bimbo SAB de CV, Series A	2,602,259	9,334,989
Grupo Carso SAB de CV, Series A1	572,453	3,446,170
Grupo Comercial Chedraui SA de CV	329,008	2,499,821
Grupo Elektra SAB de CV (b)	77,024	3,705,049
Grupo Financiero Banorte SAB de CV, O Shares	3,476,073	24,102,212
Grupo Financiero Inbursa SAB de CV, O Shares *	2,438,556	5,810,726
Grupo Mexico SAB de CV, Series B	3,760,243	19,290,758
Grupo Televisa SAB, Series CPO	2,973,515	1,192,766
Industrias Penoles SAB de CV *	162,818	1,958,839
Kimberly-Clark de Mexico SAB de CV, A Shares	1,023,840	1,677,691
Megacable Holdings SAB de CV, Series CPO	365,886	785,804
Ollamani SAB *	148,690	313,964
Operadora De Sites Mexicanos SAB de CV	1,690,664	1,404,548
Orbia Advance Corp. SAB de CV	1,186,726	1,271,632
Prologis Property Mexico SA de CV	1,143,684	3,652,080
Promotora y Operadora de Infraestructura SAB de CV	288,846	2,690,475
Qualitas Controladora SAB de CV	212,058	1,704,279
Regional SAB de CV	298,999	1,898,909
Wal-Mart de Mexico SAB de CV	6,235,038	19,922,794
		213,030,355

Philippines 0.7%
ACEN Corp.	11,551,502	1,119,148
Ayala Corp.	391,982	4,223,493
Ayala Land, Inc.	9,017,846	5,669,278
Bank of the Philippine Islands	2,531,898	5,622,933
BDO Unibank, Inc.	2,885,143	7,851,288
Bloomberry Resorts Corp. *	4,412,525	618,461
Converge Information & Communications Technology Solutions, Inc. *	3,102,675	828,854
DMCI Holdings, Inc.	5,482,791	1,142,452
Globe Telecom, Inc.	40,978	1,605,549
GT Capital Holdings, Inc.	126,376	1,404,428
International Container Terminal Services, Inc.	1,334,766	9,418,242
JG Summit Holdings, Inc.	3,807,828	1,593,659
Jollibee Foods Corp.	531,115	2,457,412
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
67

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LT Group, Inc.	4,156,420	756,520
Manila Electric Co.	348,123	2,636,187
Megaworld Corp.	14,426,728	493,309
Metropolitan Bank & Trust Co.	2,063,236	2,700,763
Monde Nissin Corp.	9,396,773	1,581,469
PLDT, Inc.	107,960	2,884,061
Puregold Price Club, Inc.	1,172,861	579,642
San Miguel Corp.	488,318	860,970
Semirara Mining & Power Corp.	1,618,968	977,436
SM Prime Holdings, Inc.	13,506,980	7,445,076
Universal Robina Corp.	961,940	1,558,977
		66,029,607

Qatar 0.9%
Barwa Real Estate Co.	2,754,155	2,109,678
Commercial Bank PSQC	4,352,120	4,882,837
Dukhan Bank	1,838,660	1,924,003
Ezdan Holding Group QSC *	2,053,815	414,035
Industries Qatar QSC	1,840,291	6,520,119
Masraf Al Rayan QSC	7,211,504	4,555,468
Mesaieed Petrochemical Holding Co.	7,031,662	3,186,554
Ooredoo QPSC	1,102,681	3,337,419
Qatar Aluminum Manufacturing Co.	2,683,336	938,173
Qatar Electricity & Water Co. QSC	649,405	2,800,236
Qatar Fuel QSC	778,057	3,109,236
Qatar Gas Transport Co. Ltd.	3,626,324	4,476,882
Qatar International Islamic Bank QSC	1,555,136	4,655,584
Qatar Islamic Bank QPSC	2,068,986	11,103,539
Qatar National Bank QPSC	5,376,107	23,388,502
Qatar Navigation QSC	1,132,511	3,623,662
Vodafone Qatar QSC	1,392,532	688,043
		81,713,970

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 4.5%
Abdullah Al Othaim Markets Co.	576,142	1,765,611
ACWA Power Co.	261,774	29,382,084
Ades Holding Co. *	518,296	2,828,626
Advanced Petrochemical Co. *	149,469	1,507,595
Al Rajhi Bank	2,389,061	56,088,119
Aldrees Petroleum & Transport Services Co.	59,284	1,946,328
Alinma Bank	1,489,130	12,380,977
Almarai Co. JSC	300,247	4,352,565
Arab National Bank	1,091,386	5,613,108
Arabian Centres Co.	208,250	1,275,272
Arabian Contracting Services Co. *	18,323	1,016,588
Arabian Drilling Co.	34,137	1,069,795
Arabian Internet & Communications Services Co.	30,361	2,347,909
Astra Industrial Group	35,901	1,635,951
Bank AlBilad	748,973	7,684,128
Bank Al-Jazira *	604,952	2,843,723
Banque Saudi Fransi	741,500	6,738,035
BinDawood Holding Co.	400,730	778,479
Bupa Arabia for Cooperative Insurance Co.	93,073	5,764,048
Catrion Catering Holding Co.	52,683	1,650,994
Co. for Cooperative Insurance	92,729	3,899,333
Dallah Healthcare Co.	48,900	2,061,499
SECURITY	NUMBER OF SHARES	VALUE ($)
Dar Al Arkan Real Estate Development Co. *	659,813	2,577,642
Dr. Sulaiman Al Habib Medical Services Group Co.	102,945	8,394,492
Elm Co.	31,971	8,538,436
Emaar Economic City *	489,655	1,116,945
Etihad Etisalat Co.	447,672	6,024,473
Jarir Marketing Co.	714,012	2,431,667
Leejam Sports Co. JSC	27,615	1,592,465
Mobile Telecommunications Co. Saudi Arabia	518,103	1,543,567
Mouwasat Medical Services Co.	117,824	3,265,388
Nahdi Medical Co.	53,475	1,895,266
National Industrialization Co., Class C *	396,791	1,188,491
Power & Water Utility Co. for Jubail & Yanbu	89,322	1,482,908
Qassim Cement Co.	57,189	807,711
Rabigh Refining & Petrochemical Co. *	580,653	1,268,815
Riyad Bank	1,763,981	12,127,781
Riyadh Cables Group Co.	65,018	1,933,595
SABIC Agri-Nutrients Co.	274,967	8,529,062
Sahara International Petrochemical Co.	426,672	3,280,256
SAL Saudi Logistics Services	29,366	2,347,652
Saudi Arabian Mining Co. *	1,449,606	16,398,170
Saudi Arabian Oil Co.	5,494,890	40,926,871
Saudi Aramco Base Oil Co.	54,512	1,920,398
Saudi Awwal Bank	1,176,161	10,922,883
Saudi Basic Industries Corp.	1,091,807	21,762,821
Saudi Cement Co.	100,021	1,092,805
Saudi Electricity Co.	993,381	4,643,155
Saudi Industrial Investment Group	445,816	2,311,885
Saudi Investment Bank	809,210	2,730,000
Saudi Kayan Petrochemical Co. *	916,253	2,102,259
Saudi National Bank	3,548,954	33,100,621
Saudi Research & Media Group *	45,700	3,200,437
Saudi Tadawul Group Holding Co.	59,590	3,890,516
Saudi Telecom Co.	2,142,757	24,553,257
Saudia Dairy & Foodstuff Co.	20,756	1,953,584
Savola Group *	334,693	2,372,444
Seera Group Holding *	199,629	1,229,927
Southern Province Cement Co.	103,488	967,977
United Electronics Co.	46,572	1,131,846
Yamama Cement Co.	129,373	1,082,533
Yanbu National Petrochemical Co.	326,643	3,499,187
		406,770,955

South Africa 3.4%
Absa Group Ltd.	926,211	9,173,949
African Rainbow Minerals Ltd.	141,580	1,387,492
Anglo American Platinum Ltd.	69,854	2,421,894
Anglogold Ashanti PLC	517,303	15,410,123
Aspen Pharmacare Holdings Ltd.	464,637	6,280,385
Bid Corp. Ltd.	395,951	10,016,189
Bidvest Group Ltd.	402,079	6,594,503
Capitec Bank Holdings Ltd.	102,963	16,967,815
Clicks Group Ltd.	286,220	6,024,081
Discovery Ltd.	588,269	5,069,285
Exxaro Resources Ltd.	322,165	2,903,205
FirstRand Ltd.	6,033,508	29,217,742
Foschini Group Ltd.	386,496	3,154,008
Gold Fields Ltd.	1,084,534	15,144,994
Growthpoint Properties Ltd.	3,945,218	3,133,065
Harmony Gold Mining Co. Ltd.	695,579	6,983,997
Impala Platinum Holdings Ltd.	981,548	4,256,784
Investec Ltd.	361,585	2,761,935
See financial notes
68
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kumba Iron Ore Ltd.	70,243	1,396,156
Mr. Price Group Ltd.	317,301	4,331,949
MTN Group Ltd.	2,156,533	10,792,989
MultiChoice Group *	349,973	2,172,967
Naspers Ltd., N Shares	219,970	45,564,329
Nedbank Group Ltd. (a)	570,483	9,532,898
NEPI Rockcastle NV *	735,704	5,976,378
Northam Platinum Holdings Ltd.	420,953	2,499,638
Old Mutual Ltd.	5,991,679	4,353,290
OUTsurance Group Ltd.	1,102,756	2,964,491
Pepkor Holdings Ltd.	3,277,690	4,042,884
Reinet Investments SCA	175,185	4,718,994
Remgro Ltd.	551,796	4,491,131
Sanlam Ltd.	2,095,241	10,489,776
Santam Ltd.	67,084	1,328,267
Sasol Ltd.	688,727	5,336,810
Shoprite Holdings Ltd.	556,700	9,722,418
Sibanye Stillwater Ltd.	3,437,401	3,335,760
Standard Bank Group Ltd.	1,618,984	21,884,323
Tiger Brands Ltd.	197,498	2,620,700
Vodacom Group Ltd.	725,292	4,495,136
Woolworths Holdings Ltd.	1,136,641	4,139,409
		313,092,139

Taiwan 19.7%
Accton Technology Corp.	644,000	10,226,696
Acer, Inc.	3,457,086	4,727,962
Advanced Energy Solution Holding Co. Ltd.	31,000	499,062
Advantech Co. Ltd.	575,911	6,282,993
Airtac International Group	160,920	4,351,228
Alchip Technologies Ltd.	92,000	7,621,132
ASE Technology Holding Co. Ltd.	4,161,120	19,966,612
Asia Cement Corp.	2,931,061	4,132,255
Asia Vital Components Co. Ltd.	348,000	6,592,310
ASMedia Technology, Inc.	48,445	2,680,452
ASPEED Technology, Inc.	37,800	5,825,383
Asustek Computer, Inc.	865,621	14,530,743
AUO Corp. *	8,625,224	4,435,290
Capital Securities Corp.	2,221,644	1,510,496
Catcher Technology Co. Ltd.	787,224	5,807,592
Cathay Financial Holding Co. Ltd.	11,118,905	22,070,974
Chailease Holding Co. Ltd.	1,725,716	7,849,068
Chang Hwa Commercial Bank Ltd.	8,291,110	4,574,495
Cheng Shin Rubber Industry Co. Ltd.	2,402,277	3,728,448
Chicony Electronics Co. Ltd.	719,984	3,646,058
China Airlines Ltd.	3,476,872	2,238,936
China Motor Corp.	314,600	773,961
China Steel Corp.	14,121,956	9,822,242
Chunghwa Telecom Co. Ltd.	4,627,310	17,936,431
Compal Electronics, Inc.	4,981,535	5,169,958
CTBC Financial Holding Co. Ltd.	22,291,792	22,751,704
Delta Electronics, Inc.	2,609,148	32,583,764
E Ink Holdings, Inc.	968,000	9,229,134
E.Sun Financial Holding Co. Ltd.	18,629,553	16,422,426
Eclat Textile Co. Ltd.	239,510	4,013,047
Elite Material Co. Ltd.	367,000	5,334,636
eMemory Technology, Inc.	80,000	6,589,559
Ennostar, Inc. *	998,914	1,314,607
Eternal Materials Co. Ltd.	1,308,352	1,288,312
Eva Airways Corp.	3,360,374	3,713,324
Evergreen Marine Corp. Taiwan Ltd.	1,240,088	7,287,794
Far Eastern International Bank	3,210,500	1,420,087
Far Eastern New Century Corp.	3,335,799	3,780,016
Far EasTone Telecommunications Co. Ltd.	2,058,509	5,823,541
Feng TAY Enterprise Co. Ltd.	629,694	2,873,877
SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Holding Co. Ltd.	13,571,747	11,560,804
Formosa Chemicals & Fibre Corp.	4,080,008	5,586,257
Formosa Petrochemical Corp.	1,590,660	2,789,498
Formosa Plastics Corp.	4,462,560	7,198,127
Formosa Sumco Technology Corp.	66,000	306,377
Formosa Taffeta Co. Ltd.	1,394,132	932,617
Foxconn Technology Co. Ltd.	1,318,355	2,818,865
Fubon Financial Holding Co. Ltd.	9,463,712	27,187,094
Genius Electronic Optical Co. Ltd.	109,000	1,925,133
Giant Manufacturing Co. Ltd.	382,096	2,854,672
Gigabyte Technology Co. Ltd.	605,000	4,936,074
Global Unichip Corp.	105,000	3,659,737
Globalwafers Co. Ltd.	263,451	3,990,060
Hiwin Technologies Corp.	323,445	2,183,936
Hon Hai Precision Industry Co. Ltd.	14,530,092	83,801,250
Hotai Motor Co. Ltd.	392,600	8,099,906
HTC Corp. *	847,778	1,179,310
Hua Nan Financial Holdings Co. Ltd., Class C	12,553,709	10,006,864
Innolux Corp. *	8,809,381	4,350,992
Inventec Corp.	3,092,043	4,407,539
KGI Financial Holding Co. Ltd.	18,990,308	9,557,485
Largan Precision Co. Ltd.	125,456	12,235,784
Lite-On Technology Corp., ADR	2,542,866	8,505,366
MediaTek, Inc.	1,804,713	69,954,489
Mega Financial Holding Co. Ltd.	14,668,508	17,859,906
Micro-Star International Co. Ltd.	834,095	4,784,509
momo.com, Inc.	91,547	1,116,078
Nan Ya Plastics Corp.	6,165,816	8,731,212
Nan Ya Printed Circuit Board Corp.	258,000	1,185,558
Nanya Technology Corp. *	1,254,000	2,065,827
Nien Made Enterprise Co. Ltd.	184,752	2,714,393
Novatek Microelectronics Corp.	691,608	11,674,533
Oneness Biotech Co. Ltd. *	454,087	2,299,534
Parade Technologies Ltd.	88,100	2,211,450
Pegatron Corp.	2,463,657	7,893,868
PharmaEssentia Corp. *	271,000	5,921,507
Pou Chen Corp.	2,767,792	3,006,589
Powerchip Semiconductor Manufacturing Corp. *	3,652,000	2,465,871
Powertech Technology, Inc.	826,000	3,756,893
President Chain Store Corp.	688,400	6,057,662
Quanta Computer, Inc.	3,219,057	26,968,030
Realtek Semiconductor Corp.	575,336	9,621,906
Ruentex Development Co. Ltd.	2,003,350	3,084,245
Shanghai Commercial & Savings Bank Ltd.	4,465,151	5,618,078
Shin Kong Financial Holding Co. Ltd. *	16,838,575	6,790,172
Silergy Corp.	397,000	5,851,375
Sino-American Silicon Products, Inc.	623,000	3,875,492
SinoPac Financial Holdings Co. Ltd.	14,251,933	10,692,291
Synnex Technology International Corp.	1,690,956	3,811,126
Taishin Financial Holding Co. Ltd.	15,437,475	8,927,580
Taiwan Business Bank	7,073,508	3,493,636
Taiwan Cooperative Financial Holding Co. Ltd.	13,607,567	11,017,067
Taiwan Fertilizer Co. Ltd.	907,508	1,699,273
Taiwan Glass Industry Corp. *	1,631,311	841,408
Taiwan High Speed Rail Corp.	2,652,000	2,478,737
Taiwan Mobile Co. Ltd.	1,931,524	6,762,447
Taiwan Secom Co. Ltd.	387,000	1,784,386
Taiwan Semiconductor Manufacturing Co. Ltd.	29,225,500	862,421,757
Tatung Co. Ltd. *	2,604,000	3,728,140
TCC Group Holdings Co. Ltd.	7,823,872	8,058,661
Teco Electric & Machinery Co. Ltd.	1,367,000	2,096,010
Transcend Information, Inc.	297,000	960,910
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
69

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
U-Ming Marine Transport Corp.	572,000	978,068
Unimicron Technology Corp.	1,593,348	8,143,557
Uni-President Enterprises Corp.	5,859,676	15,130,017
United Microelectronics Corp.	14,208,850	24,651,178
Vanguard International Semiconductor Corp.	1,099,000	4,225,602
Voltronic Power Technology Corp.	77,000	4,801,969
Walsin Lihwa Corp.	3,276,814	3,600,501
Walsin Technology Corp.	380,000	1,312,598
Wan Hai Lines Ltd.	1,157,910	3,000,648
Win Semiconductors Corp. *	500,000	2,141,294
Winbond Electronics Corp.	4,155,703	3,124,247
Wistron Corp.	3,411,080	10,822,901
Wiwynn Corp.	107,000	6,355,111
WPG Holdings Ltd.	1,686,000	4,279,562
Yageo Corp.	568,941	11,684,721
Yang Ming Marine Transport Corp.	2,113,000	4,260,347
Yuanta Financial Holding Co. Ltd.	14,972,042	14,929,920
Yulon Motor Co. Ltd.	722,408	1,230,736
Yulon Nissan Motor Co. Ltd.	26,000	97,530
Zhen Ding Technology Holding Ltd.	775,000	3,282,666
		1,793,836,131

Thailand 2.0%
Advanced Info Service PCL NVDR	1,360,500	9,928,896
Airports of Thailand PCL NVDR	5,113,300	9,027,025
Asset World Corp. PCL NVDR	9,461,400	928,109
B Grimm Power PCL NVDR	962,400	574,397
Bangkok Bank PCL NVDR	810,900	3,378,251
Bangkok Dusit Medical Services PCL NVDR	13,339,400	10,937,165
Bangkok Expressway & Metro PCL NVDR	10,439,390	2,359,620
Bangkok Life Assurance PCL NVDR	714,500	369,442
Banpu PCL NVDR	11,929,733	1,921,024
Berli Jucker PCL NVDR	1,377,150	915,523
BTS Group Holdings PCL NVDR *	10,254,200	1,284,615
Bumrungrad Hospital PCL NVDR	633,000	4,582,213
Carabao Group PCL NVDR	443,300	900,484
Central Pattana PCL NVDR	3,648,300	6,413,764
Central Retail Corp. PCL NVDR	3,494,200	3,045,617
Charoen Pokphand Foods PCL NVDR	4,932,500	3,585,153
CP ALL PCL NVDR	7,266,400	12,989,133
CP Axtra PCL NVDR	2,120,303	1,942,071
Delta Electronics Thailand PCL NVDR	3,328,310	10,473,187
Digital Telecommunications Infrastructure Fund, Class F	6,104,300	1,415,830
Electricity Generating PCL NVDR	339,800	1,074,268
Energy Absolute PCL NVDR	2,197,751	428,576
Global Power Synergy PCL NVDR	915,768	1,089,073
Gulf Energy Development PCL NVDR	3,782,959	5,672,482
Home Product Center PCL NVDR	7,457,119	1,994,000
Indorama Ventures PCL NVDR	1,832,300	925,759
Intouch Holdings PCL NVDR	1,079,309	2,630,905
IRPC PCL NVDR	15,745,100	665,253
Kasikornbank PCL NVDR	2,139,569	9,039,987
Krung Thai Bank PCL NVDR	7,575,600	4,096,129
Krungthai Card PCL NVDR	1,224,500	1,510,500
Land & Houses PCL NVDR	10,825,700	1,807,215
Minor International PCL NVDR	4,824,180	3,848,511
Muangthai Capital PCL NVDR	926,915	1,198,184
Osotspa PCL NVDR	1,794,963	1,187,980
PTT Exploration & Production PCL NVDR	1,669,804	6,981,157
PTT Global Chemical PCL NVDR	2,446,714	1,807,294
PTT Oil & Retail Business PCL NVDR	3,219,800	1,474,572
SECURITY	NUMBER OF SHARES	VALUE ($)
PTT PCL NVDR	17,654,100	17,474,142
Ratch Group PCL NVDR	1,548,850	1,395,773
SCB X PCL NVDR	2,106,100	6,658,375
SCG Packaging PCL NVDR	1,596,900	1,146,541
Siam Cement PCL NVDR	834,600	5,671,680
Siam City Cement PCL NVDR	106,100	498,446
Srisawad Corp. PCL NVDR	885,950	994,714
Thai Life Insurance PCL NVDR	3,324,800	766,241
Thai Oil PCL NVDR	1,376,726	2,155,901
Thai Union Group PCL NVDR	2,993,600	1,388,670
TMBThanachart Bank PCL NVDR	53,330,318	2,915,086
True Corp. PCL NVDR *	12,937,270	3,937,181
		179,406,114

Turkey 1.2%
AG Anadolu Grubu Holding AS	136,876	1,326,836
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,198,350	467,824
Akbank TAS	3,774,902	6,459,832
Akcansa Cimento AS	76,588	355,193
Aksa Akrilik Kimya Sanayii AS	1,845,828	483,827
Aksa Enerji Uretim AS	276,693	306,187
Alarko Holding AS	174,690	493,276
Alfa Solar Enerji Sanayi VE Ticaret AS	133,632	224,756
Anadolu Anonim Turk Sigorta Sirketi *	223,833	505,240
Anadolu Efes Biracilik Ve Malt Sanayii AS	190,607	1,245,966
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	59,920	121,534
Arcelik AS	227,605	962,704
Aselsan Elektronik Sanayi Ve Ticaret AS	1,378,520	2,363,050
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	294,170	651,917
Aygaz AS	71,127	312,330
Baticim Bati Anadolu Cimento Sanayii AS *	52,335	357,928
BIM Birlesik Magazalar AS	518,728	8,222,056
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	46,024	511,325
Borusan Yatirim ve Pazarlama AS	6,642	355,802
Can2 Termik AS *	4,205,475	207,382
Cimsa Cimento Sanayi VE Ticaret AS	501,549	527,923
Coca-Cola Icecek AS	895,202	1,600,241
CW Enerji Muhendislik Ticaret VE Sanayi AS	25,731	158,683
Dogan Sirketler Grubu Holding AS	1,693,508	774,962
Dogus Otomotiv Servis ve Ticaret AS	80,130	562,840
EGE Endustri VE Ticaret AS	1,579	469,503
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	222,904	323,215
Emlak Konut Gayrimenkul Yatirim Ortakligi AS *	2,443,045	837,570
Enerjisa Enerji AS	276,131	487,526
Enka Insaat ve Sanayi AS	2,154,445	3,086,045
Eregli Demir ve Celik Fabrikalari TAS	2,109,557	2,993,263
Europen Endustri Insaat Sanayi VE Ticaret AS *	317,005	133,898
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	56,775	148,568
Ford Otomotiv Sanayi AS	70,809	2,003,607
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	139,947	356,147
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS *	161,928	207,136
Gubre Fabrikalari TAS *	107,915	537,540
See financial notes
70
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Haci Omer Sabanci Holding AS	1,570,252	4,056,010
Hektas Ticaret TAS *	1,238,159	423,762
Investco Holding AS *	53,443	597,672
Is Gayrimenkul Yatirim Ortakligi AS *	588,166	274,501
Is Yatirim Menkul Degerler AS, Class A	685,429	731,532
Iskenderun Demir ve Celik AS	175,892	180,391
Izdemir Enerji Elektrik Uretim AS *	182,414	112,120
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	92,726	117,253
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,066,076	719,093
Kayseri Seker Fabrikasi AS	584,177	398,156
Kiler Holding AS *	720,326	676,168
Kimteks Poliuretan Sanayi VE Ticaret AS	77,840	98,704
KOC Holding AS	1,013,881	5,544,301
Kocaer Celik Sanayi Ve Ticaret AS	110,825	145,995
Kontrolmatik Enerji Ve Muhendislik AS	368,377	532,208
Konya Cimento Sanayii AS *	1,163	224,622
Kordsa Teknik Tekstil AS *	69,965	158,850
Koza Altin Isletmeleri AS *	1,277,600	942,773
Koza Anadolu Metal Madencilik Isletmeleri AS *	249,117	456,649
Margun Enerji Uretim Sanayi VE Ticaret AS *	448,625	298,394
Mavi Giyim Sanayi Ve Ticaret AS, Class B	324,710	1,005,530
MIA Teknoloji AS *	226,487	322,427
Migros Ticaret AS	123,651	1,758,484
MLP Saglik Hizmetleri AS *	113,834	1,101,803
Nuh Cimento Sanayi AS	74,446	549,574
ODAS Elektrik Uretim ve Sanayi Ticaret AS *	1,605,033	340,148
Otokar Otomotiv Ve Savunma Sanayi AS	47,834	656,746
Oyak Cimento Fabrikalari AS *	391,181	787,678
Oyak Yatirim Menkul Degerler AS *	151,422	181,252
Pegasus Hava Tasimaciligi AS *	268,264	1,789,818
Peker Gayrimenkul Yatirim Ortakligi AS *	261,088	39,008
Petkim Petrokimya Holding AS *	1,686,797	1,137,784
Politeknik Metal Sanayi ve Ticaret AS *	633	145,762
Qua Granite Hayal *	1,035,744	89,077
Reeder Teknoloji Sanayi VE Ticaret AS *	249,207	248,121
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	578,276	397,869
Sasa Polyester Sanayi AS *	12,811,464	1,850,167
Selcuk Ecza Deposu Ticaret ve Sanayi AS	197,176	315,426
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	205,097	260,672
Sok Marketler Ticaret AS	344,442	533,823
TAB Gida Sanayi Ve Ticaret AS, Class A	30,154	141,616
TAV Havalimanlari Holding AS *	219,754	1,611,944
Tekfen Holding AS *	232,333	364,166
Tofas Turk Otomobil Fabrikasi AS	164,723	1,179,753
Turk Hava Yollari AO *	688,219	6,070,411
Turk Telekomunikasyon AS *	678,321	962,872
Turk Traktor ve Ziraat Makineleri AS	34,134	731,904
Turkcell Iletisim Hizmetleri AS	1,434,253	4,140,446
Turkiye Garanti Bankasi AS	759,562	2,503,744
Turkiye Halk Bankasi AS *	824,964	377,994
Turkiye Is Bankasi AS, Class C	9,569,030	3,713,183
Turkiye Petrol Rafinerileri AS	1,079,859	5,344,064
Turkiye Sigorta AS	904,329	333,929
Turkiye Sinai Kalkinma Bankasi AS *	1,659,659	562,662
SECURITY	NUMBER OF SHARES	VALUE ($)
Turkiye Sise ve Cam Fabrikalari AS	1,724,027	2,197,257
Turkiye Vakiflar Bankasi TAO, Class D *	769,061	427,099
Ulker Biskuvi Sanayi AS *	189,505	823,246
Vestel Beyaz Esya Sanayi ve Ticaret AS	497,363	254,897
Vestel Elektronik Sanayi ve Ticaret AS *	186,387	361,356
Yapi ve Kredi Bankasi AS	3,967,411	3,633,363
Yayla Agro Gida Sanayi VE Nakliyat AS	204,675	69,690
YEO Teknoloji Enerji VE Endustri AS *	28,635	151,460
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,202,287	219,153
Zorlu Enerji Elektrik Uretim AS *	1,172,054	156,533
		107,676,697

United Arab Emirates 1.7%
Abu Dhabi Commercial Bank PJSC	3,551,460	8,470,361
Abu Dhabi Islamic Bank PJSC	1,807,030	6,208,913
Abu Dhabi National Oil Co. for Distribution PJSC	3,255,456	3,235,159
Abu Dhabi Ports Co. PJSC *	1,049,247	1,368,372
ADNOC Drilling Co. PJSC	2,798,571	3,352,586
ADNOC Logistics & Services	1,904,162	2,799,552
Agility Global PLC	3,463,204	1,093,772
Air Arabia PJSC	3,091,681	2,272,738
AL Seer Marine Supplies & Equipment Co. LLC *	333,310	366,624
Aldar Properties PJSC	4,493,596	8,980,096
Alpha Dhabi Holding PJSC *	1,632,361	5,333,206
Americana Restaurants International PLC - Foreign Co.	3,608,920	2,849,483
Apex Investment Co. PSC *	689,487	422,376
Borouge PLC	3,381,153	2,319,830
Dana Gas PJSC *	5,598,006	1,036,414
Dubai Electricity & Water Authority PJSC	11,131,570	7,243,446
Dubai Financial Market PJSC	2,159,317	758,398
Dubai Investments PJSC	2,706,607	1,503,302
Dubai Islamic Bank PJSC	3,645,908	6,124,657
Emaar Development PJSC	1,123,646	2,572,861
Emaar Properties PJSC	8,028,343	18,448,424
Emirates Central Cooling Systems Corp.	3,155,337	1,477,628
Emirates NBD Bank PJSC	2,226,786	11,943,610
Emirates Telecommunications Group Co. PJSC	4,159,392	20,542,724
Fertiglobe PLC	1,516,270	1,077,477
First Abu Dhabi Bank PJSC	5,411,296	19,742,265
Ghitha Holding PJSC *	54,294	437,557
Multiply Group PJSC *	5,815,428	3,372,502
National Marine Dredging Co.	269,173	1,906,908
Pure Health Holding PJSC *	2,668,655	2,652,016
Q Holding PJSC *	3,686,636	3,101,556
Salik Co. PJSC	2,621,523	2,626,591
		155,641,404
Total Common Stocks (Cost $6,566,973,279)		8,909,550,320

PREFERRED STOCKS 1.7% OF NET ASSETS

Brazil 1.5%
Alpargatas SA *	299,317	406,961
Banco Bradesco SA	6,200,973	17,124,860
Bradespar SA	353,166	1,214,158
Braskem SA, A Shares *	251,326	800,579
Centrais Eletricas Brasileiras SA, B Shares	359,787	2,931,254
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
71

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cia Energetica de Minas Gerais	1,811,182	3,719,395
Cia Paranaense de Energia - Copel, B Shares	1,648,478	3,035,973
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	326,108	1,422,868
Gerdau SA	1,537,102	4,966,886
Itau Unibanco Holding SA	5,899,418	38,230,120
Itausa SA	6,529,884	12,637,072
Metalurgica Gerdau SA	837,221	1,550,765
Petroleo Brasileiro SA	6,808,008	47,327,755
Unipar Carbocloro SA, B Shares	69,802	582,741
Usinas Siderurgicas de Minas Gerais SA Usiminas, A Shares	504,704	555,208
		136,506,595

Chile 0.1%
Embotelladora Andina SA, B Shares	488,562	1,545,772
Sociedad Quimica y Minera de Chile SA, B Shares	157,271	6,106,279
		7,652,051

Colombia 0.1%
Bancolombia SA	527,005	4,402,008
Total Preferred Stocks (Cost $135,152,277)		148,560,654

RIGHTS 0.0% OF NET ASSETS

Saudi Arabia 0.0%
Savola Group
expires 09/10/24, strike SAR 10.00 *	376,073	1,595,449

Thailand 0.0%
BTS Group Holdings PCL
expires 10/21/24, strike KRW 11,570.00 *(b)	2,278,711	0
Total Rights (Cost $1,240,015)		1,595,449

SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)	148,074,815	148,074,815
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)(e)	24,525,893	24,525,893
		172,600,708
Total Short-Term Investments (Cost $172,600,708)		172,600,708

Total Investments in Securities (Cost $6,875,966,279)		9,232,307,131

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/20/24	506	27,830,000	(107,549)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,599,520.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
SD —	School district
KRW —	South Korean Won
SAR —	South African Rand

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	23.0%
Information Technology	20.0%
Consumer Discretionary	12.6%
Communication Services	8.8%
Materials	7.1%
Industrials	7.1%
Energy	5.9%
Consumer Staples	5.7%
Utilities	4.0%
Health Care	3.5%
Real Estate	2.0%
Short-Term Investments	1.9%
Total	101.6%

(a)	Excludes derivatives.
See financial notes
72
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,988,358,999	$—	$—	$3,988,358,999
China	2,461,377,249	—	613,686 *	2,461,990,935
Greece	57,308,853	—	0 *	57,308,853
Hong Kong	—	—	0 *	0
India	2,184,321,134	—	4,540,044	2,188,861,178
Mexico	209,325,306	—	3,705,049	213,030,355
Russia	—	—	0 *	0
Preferred Stocks[1]	148,560,654	—	—	148,560,654
Rights[1]	1,595,449	—	—	1,595,449
Thailand	—	—	0 *	0
Short-Term Investments[1]	172,600,708	—	—	172,600,708
Liabilities
Futures Contracts[2]	(107,549)	—	—	(107,549)
Total	$9,223,340,803	$—	$8,858,779	$9,232,199,582

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
73

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,875,966,279) including securities on loan of $22,599,520		$9,232,307,131
Foreign currency, at value (cost $25,017,871)		25,071,044
Deposit with broker for futures contracts		2,387,545
Receivables:
Dividends		14,159,274
Income from securities on loan		65,866
Variation margin on future contracts		40,455
Foreign tax reclaims	+	2,954
Total assets		9,274,034,269

Liabilities
Collateral held for securities on loan		24,525,893
Payables:
Foreign capital gains tax		159,324,275
Management fees	+	887,006
Total liabilities		184,737,174
Net assets		$9,089,297,095

Net Assets by Source
Capital received from investors		$8,752,222,493
Total distributable earnings	+	337,074,602
Net assets		$9,089,297,095

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,089,297,095		333,800,000		$27.23

See financial notes
74
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $28,385,182)		$240,652,821
Interest received from securities - unaffiliated issuers		252,161
Other Interest		125,265
Securities on loan, net	+	778,253
Total investment income		241,808,500

Expenses
Management fees		9,402,965
Professional fees	+	11,612 [1]
Total expenses		9,414,577
Expense reduction by investment adviser	–	11,612 [1]
Net expenses	–	9,402,965
Net investment income		232,405,535

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $11,716,844)		(208,729,354)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		15,497,356
Net realized losses on futures contracts		(875,779)
Net realized losses on foreign currency transactions	+	(2,268,783)
Net realized losses		(196,376,560)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($96,483,250))		1,119,577,193
Net change in unrealized appreciation (depreciation) on futures contracts		469,754
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(15,832)
Net change in unrealized appreciation (depreciation)	+	1,120,031,115
Net realized and unrealized gains		923,654,555
Increase in net assets resulting from operations		$1,156,060,090

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
75

Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$232,405,535	$260,649,787
Net realized losses		(196,376,560)	(398,452,732)
Net change in unrealized appreciation (depreciation)	+	1,120,031,115	198,696,256
Increase in net assets resulting from operations		$1,156,060,090	$60,893,311

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($289,173,820 )	($256,923,230 )

TRANSACTIONS IN FUND SHARES
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		—	$—	12,300,000	$295,692,868
Shares redeemed	+	(9,900,000)	(240,604,219)	(7,900,000)	(194,051,552)
Net transactions in fund shares		(9,900,000)	($240,604,219 )	4,400,000	$101,641,316

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		343,700,000	$8,463,015,044	339,300,000	$8,557,403,647
Total increase (decrease)	+	(9,900,000)	626,282,051	4,400,000	(94,388,603)
End of period		333,800,000	$9,089,297,095	343,700,000	$8,463,015,044
See financial notes
76
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab International Dividend Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab International Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab International Small-Cap Equity ETF	Schwab U.S. Aggregate Bond ETF
Schwab Emerging Markets Equity ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Broad Market ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Equity ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Small Equity ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab U.S. Dividend Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Municipal Bond ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Short-Term U.S. Treasury ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab International Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of high dividend yielding stocks issued by companies outside the United States. The fund generally invests in stocks that are included in the Dow Jones International Dividend 100 Index.
The Schwab International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index.
The Schwab International Small-Cap Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index.
The Schwab Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index.
Schwab International Equity ETFs | Annual Holdings and Financial Statements
77

Schwab International Equity ETFs
Financial Notes (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
78
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2024, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of August 31, 2024, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to
Schwab International Equity ETFs | Annual Holdings and Financial Statements
79

Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked to- market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union.  These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF will evaluate the requirements to enter into a
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended August 31, 2024, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF did not incur any compliance fees.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the funds, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, semiannually for Schwab International Equity ETF, Schwab International Small Cap Equity ETF and Schwab Emerging Markets ETF, and quarterly for Schwab International Dividend Equity ETF, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest.  These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations, if any. Foreign taxes accrued as of August 31, 2024, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
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Financial Notes (continued)

3. Risk Factors (continued):
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in  its respective index, which may include real estate investment trusts, during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
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Financial Notes (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because a fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk.  A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
0.14%	0.06%	0.11%	0.11%
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
Schwab International Opportunities Fund	— %	— %	— %	0.2%
Schwab Monthly Income Fund - Flexible Payout	1.7%	— %	— %	— %
Schwab Monthly Income Fund - Income Payout	0.9%	— %	— %	— %
Schwab Monthly Income Fund - Target Payout	0.9%	— %	— %	— %
Schwab Target 2010 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2015 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2020 Index Fund	— %	0.1%	— %	— %
Schwab Target 2025 Index Fund	— %	0.2%	— %	0.1%
Schwab Target 2030 Index Fund	— %	0.4%	— %	0.3%
Schwab Target 2035 Index Fund	— %	0.4%	— %	0.3%
Schwab Target 2040 Index Fund	— %	0.5%	— %	0.5%
Schwab Target 2045 Index Fund	— %	0.4%	— %	0.4%
Schwab Target 2050 Index Fund	— %	0.5%	— %	0.6%
Schwab Target 2055 Index Fund	— %	0.3%	— %	0.4%
Schwab Target 2060 Index Fund	— %	0.4%	— %	0.5%
Schwab Target 2065 Index Fund	— %	0.1%	— %	0.1%
Schwab VIT Balanced Portfolio	— %	0.0%*	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	— %	0.1%	0.1%	0.1%
Schwab VIT Growth Portfolio	— %	0.1%	0.1%	0.1%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
During the period ended August 31, 2024, the professional fees incurred by the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF and paid by the investment adviser were $98,451, $10,721 and $11,612, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended August 31, 2024, Schwab Emerging Markets Equity ETF recovered interest on previously withheld foreign taxes from Poland. The payments received by Schwab Emerging Markets Equity ETF amounted to $261,195, and are recorded within Dividends received from securities — unaffiliated in the fund’s Statement of Operations. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amount of $11,612, which has been reimbursed to the investment adviser by the Schwab Emerging Markets Equity ETF and is recorded within Dividends received from securities  - unaffiliated in the fund’s Statement of Operations. During the period ended August 31, 2024, Schwab International Equity ETF and Schwab International Small-Cap Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of August 31, 2024, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF to the investment adviser was $196,366 and $13,494 respectively. Schwab Emerging Markets Equity ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the funds to the investment adviser.
No other amounts for additional foreign withholding tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities  - unaffiliated issuers and Net realized gains (losses) on sales of securities — affiliated issuers, as applicable in the Statement of Operations. For the period ended August 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab International Dividend Equity ETF	$42,978,841	$57,047,981	($8,487,672 )
Schwab International Equity ETF	326,289,916	296,917,315	(169,895,808)
Schwab International Small-Cap Equity ETF	139,139,530	174,496,621	53,127,957
Schwab Emerging Markets Equity ETF	15,166,350	92,855,403	(44,182,542)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.
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Financial Notes (continued)

 6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of August 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab International Dividend Equity ETF
Futures Contracts[1]	$193,312	$193,312
Schwab International Equity ETF
Futures Contracts[1]	9,978,126	9,978,126
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	576,822	576,822

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	($107,549 )	($107,549 )

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

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Financial Notes (continued)

7. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab International Dividend Equity ETF
Futures Contracts[1]	($31,206 )	($31,206 )
Schwab International Equity ETF
Futures Contracts[1]	7,696,118	7,696,118
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	1,293,320	1,293,320
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	(875,779)	(875,779)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab International Dividend Equity ETF
Futures Contracts[1]	$343,964	$343,964
Schwab International Equity ETF
Futures Contracts[1]	12,008,829	12,008,829
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	816,679	816,679
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	469,754	469,754

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab International Dividend Equity ETF	$5,613,708	62
Schwab International Equity ETF	206,013,711	1,830
Schwab International Small-Cap Equity ETF	19,499,622	174
Schwab Emerging Markets Equity ETF	28,654,980	553

8. Purchases and Sales of Investment Securities:
For the period ended August 31, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab International Dividend Equity ETF	$452,463,617	$451,807,495
Schwab International Equity ETF	2,214,958,988	1,271,446,278
Schwab International Small-Cap Equity ETF	591,966,342	534,974,164
Schwab Emerging Markets Equity ETF	637,866,961	1,009,573,402
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Financial Notes (continued)

 9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2024, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab International Dividend Equity ETF	$99,550,181	$152,106,280
Schwab International Equity ETF	3,446,187,756	—
Schwab International Small-Cap Equity ETF	101,058,775	90,002,600
Schwab Emerging Markets Equity ETF	—	35,669,452
For the period ended August 31, 2024, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2024 are disclosed in the funds’ Statements of Operations, if any.

10. Federal Income Taxes:
As of August 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab International Dividend Equity ETF	$712,487,511	$80,114,114	($14,054,473 )	$66,059,641
Schwab International Equity ETF	32,504,939,219	11,527,253,465	(2,615,501,351)	8,911,752,114
Schwab International Small-Cap Equity ETF	3,983,107,310	1,017,486,318	(669,008,389)	348,477,929
Schwab Emerging Markets Equity ETF	7,391,275,405	3,329,331,584	(1,488,407,407)	1,840,924,177
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab International Dividend Equity ETF	$9,716,287	$66,059,641	($1,561,885 )	($53,364,645 )	$20,849,398
Schwab International Equity ETF	631,457,258	8,911,752,114	5,710,627	(1,945,414,399)	7,603,505,600
Schwab International Small-Cap Equity ETF	103,756,649	348,477,929	203,992	(313,845,778)	138,592,792
Schwab Emerging Markets Equity ETF	207,457,547	1,840,924,177	(159,436,474)	(1,551,870,648)	337,074,602
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Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes (continued)

10. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab International Dividend Equity ETF	$53,364,645
Schwab International Equity ETF	1,945,414,399
Schwab International Small-Cap Equity ETF	313,845,778
Schwab Emerging Markets Equity ETF	1,551,870,648
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab International Dividend Equity ETF	$37,920,460	$22,397,950
Schwab International Equity ETF	997,314,650	892,762,840
Schwab International Small-Cap Equity ETF	110,034,770	78,014,800
Schwab Emerging Markets Equity ETF	289,173,820	256,923,230
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations
As of August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2024, the funds did not incur any interest or penalties.

11. Share Split:
Effective September 25, 2024, the Board authorized a 2-for-1 share split for the Schwab International Equity ETF, which applied to shareholders of record as of the close of U.S. markets on October 09, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights, Statement of Assets and Liabilities and Statement of Changes in Net Assets for the Schwab International Equity ETF have been retroactively adjusted for the period ended August 31, 2024 and all prior periods to reflect the share split.

12. Subsequent Events:
Other than the planned changes for the share splits discussed in Note 11, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab International Equity ETFs | Annual Holdings and Financial Statements
89

Schwab International Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab International Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab International Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF (the “Funds”), four of the funds constituting Schwab Strategic Trust, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except for Schwab International Dividend Equity ETF; the financial highlights for each of the three years in the period ended August 31, 2024 and for the period from April 29, 2021 (commencement of operations) through August 31, 2021; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended (excluding Schwab International Dividend Equity ETF) in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab International Dividend Equity ETF as of August 31, 2024, and the results of its operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period from April 29, 2021 (commencement of operations) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 17, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF and Schwab International Dividend Equity ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and
Schwab International Equity ETFs | Annual Holdings and Financial Statements
91

Schwab International Equity ETFs
account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2023, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking international equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the
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Schwab International Equity ETFs
services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab International Equity ETFs | Annual Holdings and Financial Statements
93

MFR57933-14
00303677

Annual Holdings and Financial Statements | August 31, 2024
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]	9/1/19– 8/31/20[1,2]
Per-Share Data
Net asset value at beginning of period	$17.51	$15.49	$18.19	$13.88	$11.69
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.26	0.24	0.22	0.25
Net realized and unrealized gains (losses)	4.28	2.01	(2.70)	4.33	2.18
Total from investment operations	4.55	2.27	(2.46)	4.55	2.43
Less distributions:
Distributions from net investment income	(0.27)	(0.25)	(0.24)	(0.24)	(0.24)
Net asset value at end of period	$21.79	$17.51	$15.49	$18.19	$13.88
Total return	26.21%	14.88%	(13.64%)	33.23%	21.24%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%[4]	0.03%[4]	0.03%	0.03%
Net investment income (loss)	1.39%	1.62%	1.38%	1.42%	2.02%
Portfolio turnover rate[5]	3%	4%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$30,661	$23,455	$20,360	$22,368	$16,549

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Adient PLC *	51,042	1,154,570
American Axle & Manufacturing Holdings, Inc. *	66,514	427,685
Aptiv PLC *	154,436	11,046,807
Autoliv, Inc.	41,343	4,236,417
BorgWarner, Inc.	129,226	4,402,730
Canoo, Inc. *(a)	71,851	109,213
Dana, Inc.	72,430	817,735
Dorman Products, Inc. *	15,295	1,734,759
Ford Motor Co.	2,219,620	24,837,548
Fox Factory Holding Corp. *	23,339	944,763
Garrett Motion, Inc. *	83,895	700,523
General Motors Co.	644,304	32,073,453
Gentex Corp.	130,356	4,084,053
Gentherm, Inc. *	18,876	953,993
Goodyear Tire & Rubber Co. *	160,563	1,416,166
Harley-Davidson, Inc.	68,279	2,556,366
Holley, Inc. *	30,465	98,402
LCI Industries	13,977	1,647,050
Lear Corp.	32,090	3,743,298
Lucid Group, Inc. *(a)	497,893	2,001,530
Luminar Technologies, Inc. *(a)	173,581	177,053
Mobileye Global, Inc., Class A *	46,351	661,892
Modine Manufacturing Co. *	29,691	3,608,941
Patrick Industries, Inc.	11,926	1,541,078
Phinia, Inc.	25,604	1,227,968
QuantumScape Corp. *	200,052	1,162,302
Rivian Automotive, Inc., Class A *	399,944	5,651,209
Solid Power, Inc. *	41,680	59,602
Standard Motor Products, Inc.	10,151	327,979
Stoneridge, Inc. *	14,153	202,954
Tesla, Inc. *	1,566,253	335,350,430
Thor Industries, Inc.	29,771	3,193,237
Visteon Corp. *	15,392	1,558,132
Winnebago Industries, Inc.	16,543	986,955
Workhorse Group, Inc. *(a)	8,566	5,825
XPEL, Inc. *	12,247	530,173
		455,232,791

Banks 3.6%
1st Source Corp.	9,682	594,910
Amerant Bancorp, Inc.	15,672	345,724
Ameris Bancorp	36,259	2,234,642
Arrow Financial Corp.	9,922	302,522
Associated Banc-Corp.	84,546	1,934,412
Atlantic Union Bankshares Corp.	50,220	1,992,730
Axos Financial, Inc. *	29,025	2,015,206
Banc of California, Inc.	82,604	1,174,629
BancFirst Corp.	7,723	821,727
Bancorp, Inc. *	31,020	1,625,448
Bank First Corp.	4,538	426,754
Bank of America Corp.	3,840,706	156,508,770
Bank of Hawaii Corp.	22,201	1,473,480
Bank of Marin Bancorp	7,905	169,088
Bank OZK	60,973	2,643,180
BankUnited, Inc.	41,838	1,607,834
Banner Corp.	19,157	1,141,182
Berkshire Hills Bancorp, Inc.	24,007	661,153
BOK Financial Corp.	15,514	1,628,194
Brookline Bancorp, Inc.	48,964	500,902
Byline Bancorp, Inc.	18,953	525,946
Cadence Bank	103,867	3,352,827
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden National Corp.	7,417	296,532
Capitol Federal Financial, Inc.	71,017	426,812
Cathay General Bancorp	40,004	1,759,776
Central Pacific Financial Corp.	14,668	403,517
Citigroup, Inc.	1,076,126	67,408,533
Citizens Financial Group, Inc.	259,842	11,186,198
Citizens Financial Services, Inc.	2,244	127,684
City Holding Co.	7,825	929,141
Columbia Banking System, Inc.	117,053	2,947,395
Columbia Financial, Inc. *	17,996	319,609
Comerica, Inc.	75,885	4,333,792
Commerce Bancshares, Inc.	66,205	4,234,472
Community Financial System, Inc.	30,247	1,849,907
Community Trust Bancorp, Inc.	8,318	420,059
ConnectOne Bancorp, Inc.	20,455	511,375
CrossFirst Bankshares, Inc. *	22,088	384,331
Cullen/Frost Bankers, Inc.	35,682	4,004,591
Customers Bancorp, Inc. *	15,556	806,112
CVB Financial Corp.	73,009	1,344,826
Dime Community Bancshares, Inc.	24,789	644,762
Eagle Bancorp, Inc.	17,185	374,117
East West Bancorp, Inc.	79,981	6,724,003
Eastern Bankshares, Inc.	109,367	1,855,958
Enterprise Financial Services Corp.	20,551	1,087,353
FB Financial Corp.	19,079	919,989
Fifth Third Bancorp	386,135	16,484,103
Financial Institutions, Inc.	7,751	201,681
First BanCorp	92,455	1,976,688
First Bancorp/Southern Pines NC	22,792	968,204
First Bancshares, Inc.	15,578	533,702
First Busey Corp.	28,187	762,458
First Citizens BancShares, Inc., Class A	6,724	13,654,427
First Commonwealth Financial Corp.	57,693	993,473
First Community Bankshares, Inc.	9,688	427,435
First Financial Bancorp	52,416	1,387,452
First Financial Bankshares, Inc.	72,630	2,656,079
First Financial Corp.	5,687	254,209
First Foundation, Inc.	28,641	201,633
First Hawaiian, Inc.	71,289	1,734,461
First Horizon Corp.	312,769	5,188,838
First Interstate BancSystem, Inc., Class A	44,972	1,396,381
First Merchants Corp.	33,066	1,289,574
First Mid Bancshares, Inc.	13,199	531,656
First of Long Island Corp.	10,919	139,436
Flushing Financial Corp.	14,852	216,839
FNB Corp.	202,034	3,026,469
Fulton Financial Corp.	101,556	1,965,109
German American Bancorp, Inc.	15,431	618,937
Glacier Bancorp, Inc.	66,135	3,128,186
Great Southern Bancorp, Inc.	4,752	283,029
Hancock Whitney Corp.	47,925	2,575,010
Hanmi Financial Corp.	15,693	310,878
HarborOne Bancorp, Inc.	22,829	301,343
HBT Financial, Inc.	6,770	151,783
Heartland Financial USA, Inc.	20,727	1,155,738
Heritage Commerce Corp.	32,060	326,371
Heritage Financial Corp.	19,697	449,879
Hilltop Holdings, Inc.	24,947	819,509
Home BancShares, Inc.	105,124	2,926,652
HomeStreet, Inc.	10,138	162,208
Hope Bancorp, Inc.	68,147	871,600
Horizon Bancorp, Inc.	22,606	362,148
Huntington Bancshares, Inc.	815,163	12,202,990
Independent Bank Corp.	24,141	1,528,367
Independent Bank Group, Inc.	20,683	1,204,164
International Bancshares Corp.	31,429	1,985,684
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
JPMorgan Chase & Co.	1,621,050	364,412,040
Kearny Financial Corp.	40,178	273,612
KeyCorp	539,589	9,205,388
Lakeland Financial Corp.	14,526	989,947
Live Oak Bancshares, Inc.	19,213	825,967
M&T Bank Corp.	94,372	16,242,365
Mercantile Bank Corp.	7,839	360,437
Metrocity Bankshares, Inc.	8,494	260,341
Midland States Bancorp, Inc.	11,458	260,899
National Bank Holdings Corp., Class A	20,771	909,978
NB Bancorp, Inc. *	21,504	405,996
NBT Bancorp, Inc.	26,097	1,277,709
New York Community Bancorp, Inc.	151,018	1,637,035
Nicolet Bankshares, Inc.	7,252	712,872
Northfield Bancorp, Inc.	23,118	280,190
Northwest Bancshares, Inc.	71,045	983,973
OceanFirst Financial Corp.	33,445	597,662
OFG Bancorp	25,754	1,184,426
Old National Bancorp	176,211	3,497,788
Old Second Bancorp, Inc.	22,204	378,134
Origin Bancorp, Inc.	16,411	549,276
Pacific Premier Bancorp, Inc.	53,721	1,380,630
Park National Corp.	7,876	1,384,522
Pathward Financial, Inc.	15,296	1,052,671
Peapack-Gladstone Financial Corp.	7,818	223,282
Peoples Bancorp, Inc.	18,083	578,656
Pinnacle Financial Partners, Inc.	42,822	4,263,787
PNC Financial Services Group, Inc.	224,996	41,644,510
Popular, Inc.	41,463	4,249,958
Preferred Bank	6,654	551,284
Premier Financial Corp.	19,016	476,541
Prosperity Bancshares, Inc.	52,921	3,893,927
Provident Financial Services, Inc.	70,277	1,340,182
QCR Holdings, Inc.	9,520	734,278
Regions Financial Corp.	520,764	12,196,293
Renasant Corp.	35,285	1,234,975
Republic Bancorp, Inc., Class A	4,756	303,908
S&T Bancorp, Inc.	20,944	899,964
Sandy Spring Bancorp, Inc.	24,408	763,970
Seacoast Banking Corp. of Florida	47,546	1,300,859
ServisFirst Bancshares, Inc.	27,101	2,196,807
Simmons First National Corp., Class A	71,629	1,534,293
Southside Bancshares, Inc.	16,401	561,406
SouthState Corp.	42,149	4,092,246
Stellar Bancorp, Inc.	25,523	696,012
Stock Yards Bancorp, Inc.	14,094	854,096
Synovus Financial Corp.	81,407	3,754,491
Texas Capital Bancshares, Inc. *	26,684	1,793,698
TFS Financial Corp.	25,507	346,385
Tompkins Financial Corp.	6,406	392,944
Towne Bank	38,419	1,331,218
TriCo Bancshares	18,764	853,011
Triumph Financial, Inc. *	11,864	996,339
Truist Financial Corp.	754,965	33,565,744
TrustCo Bank Corp.	10,053	350,247
Trustmark Corp.	34,557	1,151,094
U.S. Bancorp	881,136	41,616,053
UMB Financial Corp.	24,621	2,550,489
United Bankshares, Inc.	75,544	2,936,395
United Community Banks, Inc.	69,718	2,124,307
Univest Financial Corp.	16,245	462,333
Valley National Bancorp	236,573	2,053,454
Veritex Holdings, Inc.	30,043	756,783
WaFd, Inc.	38,929	1,427,526
Washington Trust Bancorp, Inc.	8,591	281,785
Webster Financial Corp.	97,481	4,623,524
SECURITY	NUMBER OF SHARES	VALUE ($)
Wells Fargo & Co.	1,968,019	115,070,071
WesBanco, Inc.	32,696	1,053,138
Westamerica BanCorp	14,797	766,337
Western Alliance Bancorp	60,661	4,954,790
Wintrust Financial Corp.	36,715	3,994,592
WSFS Financial Corp.	34,317	1,878,513
Zions Bancorp NA	82,933	4,110,159
		1,115,187,399

Capital Goods 6.5%
3D Systems Corp. *	74,357	159,124
3M Co.	312,062	42,031,631
A.O. Smith Corp.	68,063	5,698,234
AAON, Inc.	37,963	3,625,846
AAR Corp. *	17,779	1,169,503
Acuity Brands, Inc.	17,300	4,406,310
Advanced Drainage Systems, Inc.	38,698	6,066,298
AECOM	76,489	7,659,608
AeroVironment, Inc. *	15,620	3,182,731
AGCO Corp.	34,426	3,134,143
Air Lease Corp.	57,937	2,680,745
Alamo Group, Inc.	5,704	1,057,522
Albany International Corp., Class A	17,062	1,606,558
Allegion PLC	49,147	6,823,569
Allison Transmission Holdings, Inc.	49,083	4,552,448
Ameresco, Inc., Class A *	18,764	571,364
American Woodmark Corp. *	9,598	860,077
AMETEK, Inc.	131,354	22,468,102
API Group Corp. *	134,509	4,781,795
Apogee Enterprises, Inc.	11,910	795,350
Applied Industrial Technologies, Inc.	21,610	4,432,643
Archer Aviation, Inc., Class A *(a)	109,137	371,066
Arcosa, Inc.	27,375	2,504,539
Argan, Inc.	7,046	558,818
Armstrong World Industries, Inc.	24,752	3,137,564
Array Technologies, Inc. *	79,323	532,257
Astec Industries, Inc.	13,104	443,308
Atkore, Inc.	20,794	1,940,704
Atmus Filtration Technologies, Inc.	46,633	1,671,793
Axon Enterprise, Inc. *	40,266	14,695,882
AZEK Co., Inc. *	83,100	3,542,553
AZZ, Inc.	16,246	1,351,180
Barnes Group, Inc.	28,345	1,134,934
Beacon Roofing Supply, Inc. *	35,226	3,191,476
Blink Charging Co. *(a)	34,477	64,127
Bloom Energy Corp., Class A *	117,759	1,402,510
Blue Bird Corp. *	9,765	499,773
BlueLinx Holdings, Inc. *	4,759	478,946
Boeing Co. *	325,452	56,544,031
Boise Cascade Co.	22,218	3,013,205
Builders FirstSource, Inc. *	68,485	11,916,390
BWX Technologies, Inc.	51,311	5,285,033
Cadre Holdings, Inc.	10,228	370,765
Carlisle Cos., Inc.	26,796	11,356,145
Carrier Global Corp.	473,608	34,469,190
Caterpillar, Inc.	276,108	98,322,059
Centuri Holdings, Inc. *(a)	9,574	163,715
ChargePoint Holdings, Inc. *(a)	251,142	472,147
Chart Industries, Inc. *	23,990	2,936,376
CNH Industrial NV	521,537	5,392,693
Columbus McKinnon Corp.	15,644	535,181
Comfort Systems USA, Inc.	19,934	7,047,068
Construction Partners, Inc., Class A *	25,641	1,691,793
Core & Main, Inc., Class A *	96,160	4,618,565
Crane Co.	27,619	4,374,297
CSW Industrials, Inc.	8,866	2,993,428
Cummins, Inc.	77,192	24,149,517
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	21,764	6,874,377
Custom Truck One Source, Inc. *	36,098	148,002
Deere & Co.	146,268	56,421,418
Desktop Metal, Inc., Class A *(a)	13,795	60,560
Distribution Solutions Group, Inc. *	5,809	216,211
DNOW, Inc. *	57,820	752,816
Donaldson Co., Inc.	67,626	4,918,439
Douglas Dynamics, Inc.	12,279	341,847
Dover Corp.	77,818	14,476,483
Ducommun, Inc. *	7,304	475,344
DXP Enterprises, Inc. *	7,607	418,385
Dycom Industries, Inc. *	16,827	2,960,879
Eaton Corp. PLC	225,453	69,198,289
EMCOR Group, Inc.	26,472	10,405,084
Emerson Electric Co.	322,392	33,976,893
Energy Recovery, Inc. *	32,204	522,993
Enerpac Tool Group Corp.	31,407	1,295,225
EnerSys	22,681	2,298,266
Enovix Corp. *(a)	77,146	734,430
Enpro, Inc.	11,500	1,849,545
Esab Corp.	32,044	3,363,659
ESCO Technologies, Inc.	14,412	1,728,143
ESS Tech, Inc. *(a)	8,380	62,768
Eve Holding, Inc. *(a)	16,828	47,287
Fastenal Co.	323,257	22,071,988
Federal Signal Corp.	34,176	3,229,290
Ferguson Enterprises, Inc.	114,042	23,459,580
Flowserve Corp.	73,180	3,650,218
Fluence Energy, Inc. *	32,266	592,726
Fluor Corp. *	97,116	4,862,598
Fortive Corp.	199,931	14,874,866
Fortune Brands Innovations, Inc.	70,858	5,626,834
Franklin Electric Co., Inc.	22,390	2,325,425
FTAI Aviation Ltd.	56,354	7,202,605
FuelCell Energy, Inc. *(a)	322,368	130,495
Gates Industrial Corp. PLC *	116,062	2,107,686
GATX Corp.	19,826	2,797,449
GE Vernova, Inc. *	154,443	31,043,043
Generac Holdings, Inc. *	34,633	5,421,104
General Dynamics Corp.	128,412	38,441,416
General Electric Co.	617,895	107,896,825
Gibraltar Industries, Inc. *	16,438	1,145,235
Global Industrial Co.	7,498	251,183
GMS, Inc. *	22,632	1,964,231
Gorman-Rupp Co.	13,473	525,178
Graco, Inc.	95,727	7,978,845
GrafTech International Ltd. *	85,220	58,444
Granite Construction, Inc.	24,501	1,841,495
Great Lakes Dredge & Dock Corp. *	35,470	352,927
Greenbrier Cos., Inc.	17,480	846,906
Griffon Corp.	21,519	1,424,343
H&E Equipment Services, Inc.	19,098	919,569
Hayward Holdings, Inc. *	70,181	1,041,486
HEICO Corp.	56,633	14,529,763
Helios Technologies, Inc.	18,067	798,381
Herc Holdings, Inc.	16,800	2,459,016
Hexcel Corp.	47,237	2,989,630
Hillenbrand, Inc.	38,968	1,284,385
Hillman Solutions Corp. *	108,234	1,076,928
Honeywell International, Inc.	367,754	76,459,734
Howmet Aerospace, Inc.	219,201	21,187,969
Hubbell, Inc.	30,313	12,122,775
Huntington Ingalls Industries, Inc.	22,229	6,285,694
Hyliion Holdings Corp. *	71,697	134,073
Hyster-Yale, Inc.	5,890	370,834
Hyzon Motors, Inc. *	53,398	3,364
IDEX Corp.	42,777	8,832,595
IES Holdings, Inc. *	4,674	871,841
SECURITY	NUMBER OF SHARES	VALUE ($)
Illinois Tool Works, Inc.	152,942	38,721,856
Ingersoll Rand, Inc.	227,863	20,838,071
Insteel Industries, Inc.	11,506	395,806
ITT, Inc.	45,792	6,375,162
Janus International Group, Inc. *	47,656	523,739
JELD-WEN Holding, Inc. *	47,296	673,495
John Bean Technologies Corp.	17,549	1,576,602
Johnson Controls International PLC	380,777	27,739,604
Kadant, Inc.	6,759	2,170,518
Kennametal, Inc.	45,415	1,174,886
Kratos Defense & Security Solutions, Inc. *	81,671	1,873,533
L3Harris Technologies, Inc.	106,828	25,282,983
Lennox International, Inc.	18,170	10,723,752
Leonardo DRS, Inc. *	39,559	1,129,014
Lincoln Electric Holdings, Inc.	31,999	6,195,326
Lindsay Corp.	5,967	740,206
Loar Holdings, Inc. *(a)	7,485	555,088
Lockheed Martin Corp.	120,529	68,472,525
Manitowoc Co., Inc. *	19,862	200,408
Masco Corp.	123,817	9,850,881
MasTec, Inc. *	33,890	3,833,976
Masterbrand, Inc. *	71,503	1,146,908
McGrath RentCorp (a)	13,481	1,457,970
MDU Resources Group, Inc.	112,739	2,896,265
Mercury Systems, Inc. *	28,833	1,092,771
Middleby Corp. *	30,096	4,232,100
Montana Technologies Corp. *(a)	8,000	44,640
Moog, Inc., Class A	16,425	3,242,295
MRC Global, Inc. *	45,712	601,570
MSC Industrial Direct Co., Inc., Class A	26,075	2,144,408
Mueller Industries, Inc.	63,982	4,652,131
Mueller Water Products, Inc., Class A	87,502	1,878,668
MYR Group, Inc. *	9,486	956,189
National Presto Industries, Inc.	2,567	200,970
Net Power, Inc. *	13,174	111,584
NEXTracker, Inc., Class A *	68,615	2,790,572
Nikola Corp. *(a)	21,343	141,504
Nordson Corp.	30,520	7,830,211
Northrop Grumman Corp.	78,578	41,112,795
nVent Electric PLC	94,192	6,401,288
Omega Flex, Inc.	1,630	76,936
Oshkosh Corp.	36,394	3,927,277
Otis Worldwide Corp.	227,476	21,539,702
Owens Corning	48,964	8,261,696
PACCAR, Inc.	296,020	28,471,204
Parker-Hannifin Corp.	72,508	43,519,302
Pentair PLC	94,888	8,415,617
Plug Power, Inc. *(a)	421,791	792,967
Powell Industries, Inc.	4,846	811,414
Preformed Line Products Co.	1,518	182,054
Primoris Services Corp.	29,612	1,671,301
Proto Labs, Inc. *	15,073	460,932
Quanex Building Products Corp.	25,005	690,888
Quanta Services, Inc.	82,555	22,713,357
RBC Bearings, Inc. *	16,432	4,894,271
Regal Rexnord Corp.	38,140	6,400,273
Resideo Technologies, Inc. *	83,614	1,685,658
REV Group, Inc.	24,612	783,646
Rocket Lab USA, Inc. *	147,869	927,139
Rockwell Automation, Inc.	64,326	17,498,602
RTX Corp.	750,882	92,613,786
Rush Enterprises, Inc., Class A	39,376	2,075,115
Sensata Technologies Holding PLC	85,639	3,301,383
SES AI Corp. *	121,633	130,147
Shoals Technologies Group, Inc., Class A *	95,287	513,597
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shyft Group, Inc.	18,837	267,297
Simpson Manufacturing Co., Inc.	23,671	4,333,213
SiteOne Landscape Supply, Inc. *	26,054	3,696,020
Snap-on, Inc.	29,666	8,417,431
Southland Holdings, Inc. *	5,124	21,008
Spirit AeroSystems Holdings, Inc., Class A *	68,015	2,394,808
SPX Technologies, Inc. *	26,155	4,266,927
Standex International Corp.	6,246	1,115,848
Stanley Black & Decker, Inc.	87,021	8,907,470
Stem, Inc. *(a)	105,327	61,416
Sterling Infrastructure, Inc. *	16,791	2,007,028
Sunrun, Inc. *	133,014	2,729,447
Symbotic, Inc. *(a)	19,121	367,123
Tecnoglass, Inc.	10,926	677,084
Tennant Co.	10,608	1,036,083
Terex Corp.	37,767	2,144,033
Terran Orbital Corp. *(a)	81,977	20,084
Textron, Inc.	108,481	9,893,467
Thermon Group Holdings, Inc. *	19,286	606,159
Timken Co.	36,529	3,087,796
Titan International, Inc. *	29,758	247,884
Titan Machinery, Inc. *	11,104	167,781
Toro Co.	58,175	5,387,005
TPI Composites, Inc. *	33,260	144,016
Trane Technologies PLC	127,789	46,216,170
Transcat, Inc. *	5,385	664,832
TransDigm Group, Inc.	31,613	43,411,288
Trex Co., Inc. *	60,911	3,882,467
Trinity Industries, Inc.	44,653	1,473,996
Triumph Group, Inc. *	48,151	670,743
Tutor Perini Corp. *	23,475	562,696
UFP Industries, Inc.	34,262	4,168,658
United Rentals, Inc.	37,658	27,914,369
V2X, Inc. *	5,699	322,848
Valmont Industries, Inc.	11,107	3,173,936
Vertiv Holdings Co.	194,778	16,172,417
Vicor Corp. *	12,623	485,986
Virgin Galactic Holdings, Inc. *	7,915	52,951
Wabash National Corp.	26,171	509,288
Watsco, Inc.	18,066	8,588,938
Watts Water Technologies, Inc., Class A	15,108	2,971,744
WESCO International, Inc.	25,097	4,150,542
Westinghouse Air Brake Technologies Corp.	99,581	16,885,950
WillScot Holdings Corp. *	108,221	4,170,837
Woodward, Inc.	34,397	5,732,260
WW Grainger, Inc.	24,678	24,305,856
Xometry, Inc., Class A *	23,009	451,897
Xylem, Inc.	137,307	18,883,832
Zurn Elkay Water Solutions Corp.	80,320	2,604,778
		1,982,741,185

Commercial & Professional Services 1.6%
ABM Industries, Inc.	36,812	2,103,806
ACCO Brands Corp.	57,573	315,500
ACV Auctions, Inc., Class A *	86,450	1,617,480
Alight, Inc., Class A *	235,579	1,757,419
Automatic Data Processing, Inc.	231,071	63,754,800
Barrett Business Services, Inc.	13,415	489,782
Blacksky Technology, Inc. *	60,295	66,927
Booz Allen Hamilton Holding Corp., Class A	72,806	11,560,137
Brady Corp., Class A	25,183	1,864,549
BrightView Holdings, Inc. *	31,793	507,734
Brink's Co.	25,436	2,821,616
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadridge Financial Solutions, Inc.	66,875	14,235,013
CACI International, Inc., Class A *	12,595	6,147,871
Casella Waste Systems, Inc., Class A *	32,716	3,528,748
CBIZ, Inc. *	27,099	1,994,486
Cimpress PLC *	10,539	1,042,096
Cintas Corp.	48,621	39,145,740
Clarivate PLC *	239,789	1,644,953
Clean Harbors, Inc. *	28,148	6,921,593
Concentrix Corp.	26,631	2,003,450
Conduent, Inc. *	100,642	384,452
Copart, Inc. *	494,217	26,173,732
CoreCivic, Inc. *	63,498	875,002
CRA International, Inc.	3,642	614,041
CSG Systems International, Inc.	16,584	804,656
Dayforce, Inc. *	90,988	5,201,784
Deluxe Corp.	24,879	512,259
Driven Brands Holdings, Inc. *	33,460	479,816
Dun & Bradstreet Holdings, Inc.	135,169	1,622,028
Ennis, Inc.	14,765	353,031
Enviri Corp. *	47,840	571,688
Equifax, Inc.	70,161	21,548,548
ExlService Holdings, Inc. *	93,202	3,405,601
Exponent, Inc.	28,415	3,076,492
First Advantage Corp. *	28,989	555,139
FiscalNote Holdings, Inc. *	41,008	53,310
Forrester Research, Inc. *	6,590	126,396
Franklin Covey Co. *	6,805	273,969
FTI Consulting, Inc. *	19,873	4,537,205
Genpact Ltd.	91,341	3,583,307
GEO Group, Inc. *	72,749	1,009,029
Healthcare Services Group, Inc. *	41,096	447,535
Heidrick & Struggles International, Inc.	11,392	439,731
HNI Corp.	25,874	1,393,315
Huron Consulting Group, Inc. *	9,000	993,960
ICF International, Inc.	9,482	1,571,736
Insperity, Inc.	19,975	1,877,450
Interface, Inc.	30,818	581,844
Jacobs Solutions, Inc.	71,035	10,717,761
KBR, Inc.	75,908	5,264,979
Kelly Services, Inc., Class A	19,952	421,187
Kforce, Inc.	11,062	725,557
Korn Ferry	29,085	2,124,659
LanzaTech Global, Inc. *(a)	49,484	73,731
Legalzoom.com, Inc. *	67,532	455,166
Leidos Holdings, Inc.	76,070	12,057,856
Liquidity Services, Inc. *	12,084	263,069
ManpowerGroup, Inc.	26,974	1,993,918
Matthews International Corp., Class A	16,796	425,443
Maximus, Inc.	33,692	3,108,424
MillerKnoll, Inc.	42,733	1,258,487
Montrose Environmental Group, Inc. *	18,974	624,245
MSA Safety, Inc.	20,478	3,739,897
NV5 Global, Inc. *	8,147	783,171
OPENLANE, Inc. *	62,499	1,083,108
Parsons Corp. *	23,999	2,290,945
Paychex, Inc.	181,311	23,788,003
Paycom Software, Inc.	27,147	4,418,989
Paycor HCM, Inc. *	35,899	508,330
Paylocity Holding Corp. *	24,627	3,974,798
Pitney Bowes, Inc.	95,820	677,447
Planet Labs PBC *	113,838	306,224
RB Global, Inc.	103,648	8,927,202
Republic Services, Inc.	115,398	24,027,018
Resources Connection, Inc.	17,694	184,548
Robert Half, Inc.	58,220	3,648,647
Rollins, Inc.	159,625	8,009,983
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Science Applications International Corp.	28,659	3,742,579
SS&C Technologies Holdings, Inc.	121,170	9,098,655
Steelcase, Inc., Class A	53,131	751,272
Stericycle, Inc. *	51,787	3,068,898
Sterling Check Corp. *	21,514	348,312
Tetra Tech, Inc.	30,390	7,224,919
TransUnion	109,234	10,574,944
TriNet Group, Inc.	17,370	1,786,157
TrueBlue, Inc. *	16,920	134,852
UL Solutions, Inc., Class A	23,739	1,294,725
UniFirst Corp.	8,119	1,540,093
Upwork, Inc. *	68,749	662,740
Veralto Corp.	123,773	13,915,798
Verisk Analytics, Inc.	80,427	21,942,094
Verra Mobility Corp. *	94,459	2,608,013
Vestis Corp.	72,459	1,019,498
Viad Corp. *	11,396	392,136
VSE Corp.	8,098	753,357
Waste Management, Inc.	206,301	43,744,064
		497,076,654

Consumer Discretionary Distribution & Retail 5.2%
1-800-Flowers.com, Inc., Class A *	17,444	140,075
Aaron's Co., Inc.	19,044	192,154
Abercrombie & Fitch Co., Class A *	29,050	4,286,909
Academy Sports & Outdoors, Inc.	41,164	2,283,779
Advance Auto Parts, Inc.	33,016	1,495,955
A-Mark Precious Metals, Inc.	9,729	379,139
Amazon.com, Inc. *	5,169,609	922,775,206
American Eagle Outfitters, Inc.	103,441	2,128,816
America's Car-Mart, Inc. *	3,259	197,267
Arhaus, Inc.	22,804	280,717
Arko Corp.	42,386	265,336
Asbury Automotive Group, Inc. *	11,336	2,784,575
AutoNation, Inc. *	13,756	2,448,293
AutoZone, Inc. *	9,759	31,048,063
BARK, Inc. *	53,730	89,729
Bath & Body Works, Inc.	127,848	3,932,604
Best Buy Co., Inc.	107,891	10,832,256
Beyond, Inc. *	25,754	253,162
Big Lots, Inc. *(a)	12,119	6,618
Boot Barn Holdings, Inc. *	16,645	2,233,260
Buckle, Inc.	16,316	683,640
Burlington Stores, Inc. *	35,803	9,603,797
Caleres, Inc.	20,247	853,006
Camping World Holdings, Inc., Class A	24,350	534,239
CarMax, Inc. *	88,457	7,479,039
Carvana Co. *	59,901	9,022,289
Chewy, Inc., Class A *	78,361	2,237,207
Designer Brands, Inc., Class A	26,231	174,174
Dick's Sporting Goods, Inc.	32,612	7,727,740
Dillard's, Inc., Class A	1,911	647,772
eBay, Inc.	284,949	16,840,486
Etsy, Inc. *	65,924	3,631,753
Five Below, Inc. *	31,252	2,357,338
Floor & Decor Holdings, Inc., Class A *	59,967	6,742,689
Foot Locker, Inc.	48,481	1,509,698
GameStop Corp., Class A *	150,422	3,522,883
Gap, Inc.	120,939	2,712,662
Genesco, Inc. *	6,608	199,496
Genuine Parts Co.	78,793	11,287,885
Group 1 Automotive, Inc.	7,474	2,815,904
Groupon, Inc. *(a)	17,141	237,746
GrowGeneration Corp. *	45,926	89,556
Guess?, Inc.	15,330	317,638
SECURITY	NUMBER OF SHARES	VALUE ($)
Haverty Furniture Cos., Inc.	8,044	220,406
Home Depot, Inc.	559,430	206,149,955
Kohl's Corp.	61,905	1,200,338
Lands' End, Inc. *	7,423	114,982
Leslie's, Inc. *	106,425	321,404
Lithia Motors, Inc.	15,345	4,620,073
LKQ Corp.	150,925	6,276,971
Lowe's Cos., Inc.	322,704	80,191,944
Macy's, Inc.	159,703	2,486,576
MarineMax, Inc. *	11,462	363,575
Monro, Inc.	17,385	470,960
Murphy USA, Inc.	10,688	5,553,805
National Vision Holdings, Inc. *	43,394	458,241
Nordstrom, Inc.	53,753	1,200,842
ODP Corp. *	19,006	586,335
Ollie's Bargain Outlet Holdings, Inc. *	34,297	3,071,639
O'Reilly Automotive, Inc. *	33,190	37,503,704
Penske Automotive Group, Inc.	10,671	1,815,137
Petco Health & Wellness Co., Inc. *	46,152	147,225
Pool Corp.	21,789	7,661,448
Qurate Retail, Inc. *	195,089	117,073
Revolve Group, Inc. *	23,357	535,342
RH *	8,469	2,148,585
Ross Stores, Inc.	189,130	28,484,869
Sally Beauty Holdings, Inc. *	59,884	781,486
Savers Value Village, Inc. *	12,490	110,537
Shoe Carnival, Inc.	10,417	421,263
Signet Jewelers Ltd.	25,125	2,113,013
Sleep Number Corp. *	12,635	192,178
Sonic Automotive, Inc., Class A	8,646	538,992
Sportsman's Warehouse Holdings, Inc. *	19,672	41,311
Stitch Fix, Inc., Class A *	45,913	173,551
TJX Cos., Inc.	639,765	75,025,242
Tractor Supply Co.	60,914	16,297,541
Ulta Beauty, Inc. *	27,107	9,564,434
Upbound Group, Inc.	26,856	894,305
Urban Outfitters, Inc. *	31,985	1,161,695
Valvoline, Inc. *	73,058	3,083,048
Victoria's Secret & Co. *	43,066	1,010,328
Warby Parker, Inc., Class A *	44,646	666,118
Wayfair, Inc., Class A *	55,196	2,348,590
Williams-Sonoma, Inc.	72,085	9,683,178
Winmark Corp.	1,529	551,357
Zumiez, Inc. *	8,189	227,163
		1,595,869,309

Consumer Durables & Apparel 1.1%
Acushnet Holdings Corp.	17,355	1,162,611
AMMO, Inc. *	45,282	71,998
Beazer Homes USA, Inc. *	16,614	519,686
Brunswick Corp.	38,943	3,078,444
Capri Holdings Ltd. *	67,807	2,422,066
Carter's, Inc.	20,758	1,367,952
Cavco Industries, Inc. *	4,393	1,815,715
Century Communities, Inc.	15,527	1,553,787
Champion Homes, Inc. *	29,761	2,779,975
Columbia Sportswear Co.	19,571	1,579,967
Crocs, Inc. *	34,563	5,052,074
Deckers Outdoor Corp. *	14,471	13,881,886
DR Horton, Inc.	167,178	31,556,519
Dream Finders Homes, Inc., Class A *	12,422	415,516
Ethan Allen Interiors, Inc.	13,226	416,355
Figs, Inc., Class A *	70,260	433,504
Funko, Inc., Class A *	18,767	196,491
Garmin Ltd.	86,528	15,859,717
G-III Apparel Group Ltd. *	22,320	590,810
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Green Brick Partners, Inc. *	14,960	1,178,549
Hanesbrands, Inc. *	192,821	1,224,413
Hasbro, Inc.	73,582	5,015,349
Helen of Troy Ltd. *	13,424	716,573
Installed Building Products, Inc.	13,004	2,890,919
iRobot Corp. *	19,923	145,836
Johnson Outdoors, Inc., Class A	4,903	176,263
KB Home	41,491	3,473,212
Kontoor Brands, Inc.	27,301	2,043,480
Latham Group, Inc. *	25,183	157,394
La-Z-Boy, Inc.	23,699	961,468
Leggett & Platt, Inc.	73,751	932,213
Lennar Corp., Class A	144,608	26,327,333
Levi Strauss & Co., Class A	56,444	1,087,676
LGI Homes, Inc. *	11,390	1,228,753
Lululemon Athletica, Inc. *	64,396	16,708,830
M/I Homes, Inc. *	15,164	2,416,687
Malibu Boats, Inc., Class A *	11,173	406,362
Mattel, Inc. *	199,173	3,780,304
Meritage Homes Corp.	20,565	4,073,310
Mohawk Industries, Inc. *	29,617	4,594,781
Movado Group, Inc.	8,138	194,173
Newell Brands, Inc.	230,538	1,634,514
NIKE, Inc., Class B	683,034	56,910,393
NVR, Inc. *	1,766	16,198,564
Oxford Industries, Inc.	7,785	677,139
Peloton Interactive, Inc., Class A *	199,485	929,600
Polaris, Inc.	29,940	2,534,421
PulteGroup, Inc.	117,996	15,534,173
Purple Innovation, Inc. *	30,756	36,907
PVH Corp.	32,128	3,170,712
Ralph Lauren Corp.	21,978	3,763,952
Skechers USA, Inc., Class A *	73,304	5,019,858
Smith & Wesson Brands, Inc.	25,040	369,090
Solo Brands, Inc., Class A *	14,936	20,462
Sonos, Inc. *	72,470	886,308
Steven Madden Ltd.	39,905	1,799,716
Sturm Ruger & Co., Inc.	9,873	415,851
Tapestry, Inc.	129,497	5,305,492
Taylor Morrison Home Corp. *	60,837	4,096,155
Tempur Sealy International, Inc.	99,608	5,222,447
Toll Brothers, Inc.	58,739	8,462,528
TopBuild Corp. *	17,769	6,983,572
Topgolf Callaway Brands Corp. *	78,360	788,302
Traeger, Inc. *	33,347	119,716
Tri Pointe Homes, Inc. *	55,357	2,460,065
Tupperware Brands Corp. *(a)(b)	22,742	27,290
Under Armour, Inc., Class A *	205,635	1,581,333
VF Corp.	186,561	3,397,276
Vista Outdoor, Inc. *	32,454	1,299,458
Vizio Holding Corp., Class A *	57,731	648,319
Whirlpool Corp.	31,004	3,109,391
Wolverine World Wide, Inc.	44,505	610,164
Worthington Enterprises, Inc.	16,677	763,807
YETI Holdings, Inc. *	48,518	1,956,246
		321,222,172

Consumer Services 2.1%
Accel Entertainment, Inc. *	29,745	346,827
ADT, Inc.	151,718	1,106,024
Adtalem Global Education, Inc. *	21,891	1,657,368
Airbnb, Inc., Class A *	249,503	29,269,197
Aramark	147,780	5,413,181
Bally's Corp. *	15,412	265,086
BJ's Restaurants, Inc. *	12,911	395,464
Bloomin' Brands, Inc.	48,992	857,360
Booking Holdings, Inc.	19,141	74,826,571
SECURITY	NUMBER OF SHARES	VALUE ($)
Bowlero Corp., Class A (a)	18,053	199,486
Boyd Gaming Corp.	39,101	2,346,842
Bright Horizons Family Solutions, Inc. *	32,240	4,536,813
Brinker International, Inc. *	24,221	1,732,286
Caesars Entertainment, Inc. *	122,075	4,594,903
Carnival Corp. *	568,384	9,378,336
Carriage Services, Inc.	7,528	249,553
Cava Group, Inc. *	8,003	912,662
Cheesecake Factory, Inc.	26,005	1,022,257
Chegg, Inc. *	74,449	160,810
Chipotle Mexican Grill, Inc. *	775,294	43,478,488
Choice Hotels International, Inc. (a)	13,687	1,746,324
Churchill Downs, Inc.	38,056	5,288,642
Chuy's Holdings, Inc. *	10,536	391,939
Coursera, Inc. *	60,800	492,480
Cracker Barrel Old Country Store, Inc.	12,285	486,240
Darden Restaurants, Inc.	67,196	10,627,047
Dave & Buster's Entertainment, Inc. *	18,258	572,206
Denny's Corp. *	32,744	214,146
Dine Brands Global, Inc.	8,159	257,988
Domino's Pizza, Inc.	19,632	8,131,771
DoorDash, Inc., Class A *	177,173	22,803,937
DraftKings, Inc., Class A *	270,164	9,320,658
Duolingo, Inc. *	20,938	4,450,791
Dutch Bros, Inc., Class A *	48,193	1,493,983
El Pollo Loco Holdings, Inc. *	11,993	166,223
European Wax Center, Inc., Class A *	19,912	137,393
Everi Holdings, Inc. *	49,664	648,115
Expedia Group, Inc. *	71,860	9,995,007
First Watch Restaurant Group, Inc. *	12,950	213,805
Frontdoor, Inc. *	45,078	2,167,350
Global Business Travel Group I *	26,005	181,775
Golden Entertainment, Inc.	12,125	392,729
Graham Holdings Co., Class B	1,972	1,568,115
Grand Canyon Education, Inc. *	16,482	2,390,055
H&R Block, Inc.	78,557	4,973,444
Hilton Grand Vacations, Inc. *	39,844	1,537,182
Hilton Worldwide Holdings, Inc.	141,015	30,972,535
Hyatt Hotels Corp., Class A	25,795	3,918,776
Jack in the Box, Inc.	11,665	575,784
Krispy Kreme, Inc.	47,264	532,665
Kura Sushi USA, Inc., Class A *(a)	2,998	197,838
Las Vegas Sands Corp.	205,800	8,024,142
Laureate Education, Inc.	74,316	1,145,953
Life Time Group Holdings, Inc. *	40,436	951,055
Light & Wonder, Inc. *	50,937	5,593,901
Lindblad Expeditions Holdings, Inc. *	21,104	209,352
Marriott International, Inc., Class A	135,374	31,770,924
Marriott Vacations Worldwide Corp.	18,925	1,400,450
McDonald's Corp.	406,980	117,478,847
MGM Resorts International *	142,673	5,363,078
Mister Car Wash, Inc. *	59,589	387,924
Monarch Casino & Resort, Inc.	7,088	538,121
Norwegian Cruise Line Holdings Ltd. *	238,910	4,274,100
OneSpaWorld Holdings Ltd.	48,459	769,044
Papa John's International, Inc.	17,949	850,244
Penn Entertainment, Inc. *	85,635	1,594,524
Perdoceo Education Corp.	36,375	816,255
Planet Fitness, Inc., Class A *	50,033	4,063,180
Playa Hotels & Resorts NV *	53,871	424,503
Portillo's, Inc., Class A *	28,769	354,146
RCI Hospitality Holdings, Inc.	4,568	208,255
Red Rock Resorts, Inc., Class A	29,701	1,730,974
Royal Caribbean Cruises Ltd. *	133,849	22,034,222
Rush Street Interactive, Inc. *	34,292	321,316
Sabre Corp. *	231,023	704,620
Service Corp. International	82,840	6,483,887
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shake Shack, Inc., Class A *	21,162	2,103,714
Six Flags Entertainment Corp.	53,527	2,343,412
Starbucks Corp.	639,335	60,461,911
Strategic Education, Inc.	12,721	1,227,577
Stride, Inc. *	23,312	1,919,510
Sweetgreen, Inc., Class A *	51,119	1,615,872
Target Hospitality Corp. *	18,710	181,300
Texas Roadhouse, Inc.	37,604	6,345,675
Travel & Leisure Co.	39,816	1,762,256
Udemy, Inc. *	51,220	433,833
United Parks & Resorts, Inc. *	19,409	955,311
Vail Resorts, Inc.	21,417	3,891,469
Wendy's Co.	94,144	1,592,917
Wingstop, Inc.	16,453	6,352,668
Wyndham Hotels & Resorts, Inc.	46,203	3,636,176
Wynn Resorts Ltd.	53,809	4,136,836
Xponential Fitness, Inc., Class A *	14,220	183,722
Yum! Brands, Inc.	158,372	21,367,550
		647,601,183

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	227,111	4,455,918
Andersons, Inc.	17,519	892,943
BJ's Wholesale Club Holdings, Inc. *	75,062	6,001,957
Casey's General Stores, Inc.	20,768	7,524,454
Chefs' Warehouse, Inc. *	19,453	833,172
Costco Wholesale Corp.	250,391	223,443,921
Dollar General Corp.	123,780	10,270,027
Dollar Tree, Inc. *	116,673	9,857,702
Grocery Outlet Holding Corp. *	54,954	1,040,829
Ingles Markets, Inc., Class A	7,780	575,720
Kroger Co.	378,138	20,120,723
Performance Food Group Co. *	87,396	6,523,237
PriceSmart, Inc.	14,130	1,265,765
SpartanNash Co.	19,360	427,662
Sprouts Farmers Market, Inc. *	57,812	6,015,339
Sysco Corp.	280,764	21,891,169
Target Corp.	260,699	40,048,580
U.S. Foods Holding Corp. *	126,835	7,509,900
United Natural Foods, Inc. *	32,521	492,043
Walgreens Boots Alliance, Inc.	409,575	3,788,569
Walmart, Inc.	2,411,973	186,276,675
Weis Markets, Inc.	8,555	578,147
		559,834,452

Energy 3.6%
Antero Midstream Corp.	189,018	2,810,698
Antero Resources Corp. *	165,206	4,458,910
APA Corp.	203,514	5,798,114
Archrock, Inc.	83,962	1,698,551
Atlas Energy Solutions, Inc.	32,087	676,715
Baker Hughes Co.	564,421	19,850,687
Berry Corp.	35,831	221,794
Bristow Group, Inc. *	12,621	502,442
Cactus, Inc., Class A	38,505	2,291,818
California Resources Corp.	35,784	1,877,586
Centrus Energy Corp., Class A *	6,909	273,596
ChampionX Corp.	106,418	3,312,792
Cheniere Energy, Inc.	129,317	23,957,267
Chesapeake Energy Corp.	62,585	4,661,957
Chevron Corp.	967,659	143,165,149
Chord Energy Corp.	34,757	5,158,982
Civitas Resources, Inc.	52,937	3,246,626
Clean Energy Fuels Corp. *	103,510	319,846
CNX Resources Corp. *	85,650	2,369,935
Comstock Resources, Inc. (a)	49,395	525,069
SECURITY	NUMBER OF SHARES	VALUE ($)
ConocoPhillips	659,803	75,078,983
CONSOL Energy, Inc.	14,482	1,481,219
Core Laboratories, Inc.	25,642	501,558
Coterra Energy, Inc.	419,240	10,200,109
Crescent Energy Co., Class A	85,258	1,017,128
CVR Energy, Inc.	15,683	398,662
Delek U.S. Holdings, Inc.	32,548	664,630
Devon Energy Corp.	357,468	16,007,417
Diamond Offshore Drilling, Inc. *	57,855	829,641
Diamondback Energy, Inc.	100,504	19,609,335
DMC Global, Inc. *	10,261	126,929
Dorian LPG Ltd.	18,902	736,989
Dril-Quip, Inc. *	19,196	313,087
DT Midstream, Inc.	54,030	4,246,218
EOG Resources, Inc.	324,280	41,773,750
EQT Corp.	334,180	11,198,372
Excelerate Energy, Inc., Class A	9,613	175,245
Expro Group Holdings NV *	54,705	1,086,441
Exxon Mobil Corp.	2,532,300	298,659,462
Granite Ridge Resources, Inc.	15,467	98,215
Green Plains, Inc. *	43,890	621,921
Gulfport Energy Corp. *	5,295	768,093
Halliburton Co.	501,935	15,605,159
Helix Energy Solutions Group, Inc. *	81,191	910,963
Helmerich & Payne, Inc.	54,969	1,793,638
Hess Corp.	155,723	21,499,117
HF Sinclair Corp.	84,493	4,151,986
HighPeak Energy, Inc. (a)	14,632	235,283
International Seaways, Inc.	22,270	1,154,254
Kinder Morgan, Inc.	1,090,156	23,514,665
Kinetik Holdings, Inc.	19,579	866,175
Kodiak Gas Services, Inc.	12,527	347,624
Kosmos Energy Ltd. *	280,313	1,365,124
Liberty Energy, Inc.	84,629	1,742,511
Magnolia Oil & Gas Corp., Class A	105,468	2,701,035
Marathon Oil Corp.	317,577	9,098,581
Marathon Petroleum Corp.	199,291	35,298,422
Matador Resources Co.	66,341	3,762,862
Murphy Oil Corp.	82,304	3,068,293
Nabors Industries Ltd. *	4,885	368,182
New Fortress Energy, Inc. (a)	36,542	450,197
NextDecade Corp. *	43,145	201,056
Noble Corp. PLC	62,484	2,383,765
Northern Oil & Gas, Inc.	50,469	2,007,657
NOV, Inc.	219,114	3,893,656
Occidental Petroleum Corp.	379,804	21,641,232
Oceaneering International, Inc. *	57,921	1,563,288
ONEOK, Inc.	328,922	30,379,236
Ovintiv, Inc.	141,553	6,062,715
Par Pacific Holdings, Inc. *	30,419	682,602
Patterson-UTI Energy, Inc.	178,818	1,646,914
PBF Energy, Inc., Class A	61,151	2,082,803
Peabody Energy Corp.	57,745	1,351,810
Permian Resources Corp.	288,545	4,108,881
Phillips 66	239,437	33,595,405
ProFrac Holding Corp., Class A *	6,710	45,964
ProPetro Holding Corp. *	42,723	339,221
Range Resources Corp.	139,129	4,157,175
REX American Resources Corp. *	8,132	368,786
Riley Exploration Permian, Inc.	3,462	98,667
RPC, Inc.	47,773	306,703
Sable Offshore Corp. *	22,945	386,394
SandRidge Energy, Inc.	17,200	228,416
Schlumberger NV	805,594	35,438,080
Select Water Solutions, Inc.	46,397	534,957
Sitio Royalties Corp., Class A	45,680	1,015,466
SM Energy Co.	65,006	2,966,224
Southwestern Energy Co. *	628,753	4,011,444
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Talos Energy, Inc. *	97,122	1,113,989
Targa Resources Corp.	125,592	18,449,465
TechnipFMC PLC	241,012	6,468,762
Tellurian, Inc. *	421,634	392,921
TETRA Technologies, Inc. *	65,675	208,847
Texas Pacific Land Corp.	10,502	9,125,083
Tidewater, Inc. *	27,968	2,480,762
Transocean Ltd. *	408,661	1,937,053
Uranium Energy Corp. *	223,394	1,168,351
Valaris Ltd. *	35,316	2,156,395
Valero Energy Corp.	184,329	27,046,594
Viper Energy, Inc.	50,260	2,392,376
Vital Energy, Inc. *	15,245	547,143
Weatherford International PLC	41,313	4,335,386
Williams Cos., Inc.	688,690	31,521,341
World Kinect Corp.	34,432	991,297
		1,112,540,291

Equity Real Estate Investment Trusts (REITs) 2.6%
Acadia Realty Trust	61,461	1,383,487
Agree Realty Corp.	57,021	4,163,103
Alexander & Baldwin, Inc.	39,788	787,405
Alexander's, Inc.	1,052	241,076
Alexandria Real Estate Equities, Inc.	88,538	10,586,489
American Assets Trust, Inc.	28,777	784,173
American Healthcare REIT, Inc.	45,487	952,043
American Homes 4 Rent, Class A	181,874	7,233,129
American Tower Corp.	263,225	58,978,193
Americold Realty Trust, Inc.	149,411	4,332,919
Apartment Investment & Management Co., Class A *	82,784	769,891
Apple Hospitality REIT, Inc.	135,939	1,962,959
Armada Hoffler Properties, Inc.	35,671	439,110
AvalonBay Communities, Inc.	80,372	18,142,372
Brandywine Realty Trust	97,372	509,256
Brixmor Property Group, Inc.	167,682	4,592,810
Broadstone Net Lease, Inc.	105,177	1,924,739
BXP, Inc.	81,488	6,129,527
Camden Property Trust	59,691	7,473,313
CareTrust REIT, Inc.	81,357	2,430,947
CBL & Associates Properties, Inc.	13,587	358,697
Centerspace	8,139	608,797
Chatham Lodging Trust	25,741	220,343
City Office REIT, Inc.	27,434	161,312
Community Healthcare Trust, Inc.	13,809	258,643
COPT Defense Properties	62,520	1,862,471
Cousins Properties, Inc.	85,160	2,427,912
Crown Castle, Inc.	244,691	27,410,286
CubeSmart	125,980	6,529,543
DiamondRock Hospitality Co.	114,815	1,009,224
Digital Realty Trust, Inc.	183,423	27,808,761
Diversified Healthcare Trust (b)	126,232	439,287
Douglas Emmett, Inc.	94,244	1,507,904
Easterly Government Properties, Inc.	54,524	715,355
EastGroup Properties, Inc.	27,480	5,122,272
Elme Communities	49,180	868,519
Empire State Realty Trust, Inc., Class A	71,534	771,852
EPR Properties	42,164	2,001,525
Equinix, Inc.	53,488	44,628,248
Equity Commonwealth *	61,148	1,239,470
Equity LifeStyle Properties, Inc.	105,785	7,691,627
Equity Residential	194,397	14,556,447
Essential Properties Realty Trust, Inc.	102,741	3,278,465
Essex Property Trust, Inc.	36,321	10,961,315
Extra Space Storage, Inc.	119,195	21,097,515
Federal Realty Investment Trust	41,699	4,795,385
SECURITY	NUMBER OF SHARES	VALUE ($)
First Industrial Realty Trust, Inc.	73,707	4,181,398
Four Corners Property Trust, Inc.	54,097	1,533,650
Franklin Street Properties Corp., Class C	55,044	100,180
Gaming & Leisure Properties, Inc.	155,552	8,091,815
Getty Realty Corp.	29,496	937,383
Gladstone Commercial Corp.	23,463	358,749
Global Medical REIT, Inc.	35,234	328,029
Global Net Lease, Inc.	109,812	946,579
Healthcare Realty Trust, Inc.	213,628	3,802,578
Healthpeak Properties, Inc.	401,618	8,948,049
Highwoods Properties, Inc.	59,414	1,914,319
Host Hotels & Resorts, Inc.	398,818	7,059,079
Hudson Pacific Properties, Inc.	78,791	405,774
Independence Realty Trust, Inc.	125,641	2,610,820
Industrial Logistics Properties Trust	33,557	166,107
Innovative Industrial Properties, Inc.	15,574	1,935,537
InvenTrust Properties Corp.	38,376	1,139,000
Invitation Homes, Inc.	325,079	11,975,910
Iron Mountain, Inc.	164,983	18,685,975
JBG SMITH Properties	49,127	854,810
Kilroy Realty Corp.	59,320	2,151,536
Kimco Realty Corp.	380,281	8,845,336
Kite Realty Group Trust	122,202	3,187,028
Lamar Advertising Co., Class A	49,113	6,177,433
Lineage, Inc. *	32,238	2,704,768
LTC Properties, Inc.	22,921	841,888
LXP Industrial Trust	163,967	1,698,698
Macerich Co.	122,214	1,951,758
Medical Properties Trust, Inc. (a)	335,527	1,509,871
Mid-America Apartment Communities, Inc.	65,726	10,671,931
National Health Investors, Inc.	24,356	1,983,309
National Storage Affiliates Trust	39,063	1,825,805
NETSTREIT Corp.	44,467	742,154
NexPoint Diversified Real Estate Trust	20,622	121,670
NexPoint Residential Trust, Inc.	12,686	600,048
NNN REIT, Inc.	102,673	4,824,604
Office Properties Income Trust	32,953	72,497
Omega Healthcare Investors, Inc.	139,092	5,499,698
One Liberty Properties, Inc.	10,301	275,552
Orion Office REIT, Inc.	61,170	250,797
Outfront Media, Inc.	82,743	1,410,768
Paramount Group, Inc.	99,081	500,359
Park Hotels & Resorts, Inc.	120,756	1,845,152
Peakstone Realty Trust	20,084	267,921
Pebblebrook Hotel Trust	69,833	928,779
Phillips Edison & Co., Inc.	69,585	2,571,862
Piedmont Office Realty Trust, Inc., Class A	70,099	684,166
Plymouth Industrial REIT, Inc.	18,895	452,346
PotlatchDeltic Corp.	44,286	1,924,670
Prologis, Inc.	522,147	66,740,830
Public Storage	89,137	30,638,170
Rayonier, Inc.	75,530	2,327,079
Realty Income Corp.	490,314	30,453,403
Regency Centers Corp.	92,011	6,688,280
Retail Opportunity Investments Corp.	69,351	1,060,377
Rexford Industrial Realty, Inc.	125,649	6,398,047
RLJ Lodging Trust	91,014	864,633
Ryman Hospitality Properties, Inc.	33,911	3,525,388
Sabra Health Care REIT, Inc.	132,821	2,263,270
Safehold, Inc.	29,450	738,017
Saul Centers, Inc.	7,449	304,068
SBA Communications Corp.	60,667	13,750,782
Service Properties Trust	85,196	399,569
Simon Property Group, Inc.	183,605	30,726,297
SITE Centers Corp.	25,283	1,525,829
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SL Green Realty Corp.	37,022	2,467,146
STAG Industrial, Inc.	103,836	4,213,665
Summit Hotel Properties, Inc.	60,175	408,588
Sun Communities, Inc.	70,906	9,589,327
Sunstone Hotel Investors, Inc.	115,589	1,205,593
Tanger, Inc.	63,921	1,945,755
Terreno Realty Corp.	55,707	3,846,011
UDR, Inc.	172,690	7,686,432
UMH Properties, Inc.	43,581	848,086
Uniti Group, Inc.	140,968	614,620
Universal Health Realty Income Trust	6,510	292,299
Urban Edge Properties	66,881	1,414,533
Ventas, Inc.	230,269	14,302,008
Veris Residential, Inc.	44,402	778,811
VICI Properties, Inc.	589,403	19,733,212
Vornado Realty Trust	89,422	3,073,434
Welltower, Inc.	337,559	40,736,620
Weyerhaeuser Co.	410,905	12,528,493
WP Carey, Inc.	124,139	7,450,823
Xenia Hotels & Resorts, Inc.	62,498	889,971
		797,075,727

Financial Services 7.9%
Affiliated Managers Group, Inc.	18,137	3,152,755
Affirm Holdings, Inc., Class A *	133,008	5,853,682
AGNC Investment Corp.	416,394	4,251,383
Alerus Financial Corp.	10,353	232,425
Ally Financial, Inc.	153,317	6,621,761
AlTi Global, Inc. *	12,822	51,544
American Express Co.	320,826	82,981,645
Ameriprise Financial, Inc.	55,989	25,163,696
Annaly Capital Management, Inc.	285,190	5,749,430
Apollo Commercial Real Estate Finance, Inc.	71,281	754,866
Apollo Global Management, Inc.	247,327	28,623,154
Arbor Realty Trust, Inc. (a)	111,624	1,518,086
ARES Management Corp., Class A	98,366	14,400,782
ARMOUR Residential REIT, Inc.	28,642	585,729
Artisan Partners Asset Management, Inc., Class A	38,486	1,600,633
AssetMark Financial Holdings, Inc. *	11,377	399,902
AvidXchange Holdings, Inc. *	95,728	772,525
B Riley Financial, Inc. (a)	9,488	46,634
Bank of New York Mellon Corp.	422,769	28,841,301
Berkshire Hathaway, Inc., Class B *	1,021,939	486,361,209
BGC Group, Inc., Class A	218,307	2,156,873
BlackRock, Inc.	78,909	71,160,925
Blackstone Mortgage Trust, Inc., Class A	96,202	1,775,889
Blackstone, Inc.	403,126	57,389,017
Block, Inc. *	315,548	20,851,412
Blue Owl Capital, Inc.	254,020	4,480,913
Bread Financial Holdings, Inc.	28,512	1,658,543
Brightsphere Investment Group, Inc.	16,857	411,142
BrightSpire Capital, Inc.	71,642	426,270
Cannae Holdings, Inc.	34,884	698,378
Cantaloupe, Inc. *	29,405	203,483
Capital One Financial Corp.	216,165	31,761,123
Carlyle Group, Inc.	121,966	4,894,496
Cass Information Systems, Inc.	6,983	303,342
Cboe Global Markets, Inc.	59,603	12,242,456
Charles Schwab Corp. (c)	835,316	54,379,072
Chimera Investment Corp.	45,060	697,529
Claros Mortgage Trust, Inc.	67,898	543,184
CME Group, Inc.	203,459	43,894,245
Cohen & Steers, Inc.	14,270	1,275,167
Coinbase Global, Inc., Class A *	100,440	18,416,678
SECURITY	NUMBER OF SHARES	VALUE ($)
Corebridge Financial, Inc.	129,367	3,824,088
Corpay, Inc. *	39,796	12,557,628
Credit Acceptance Corp. *	3,424	1,597,399
Diamond Hill Investment Group, Inc.	1,690	267,071
Discover Financial Services	142,112	19,712,355
Donnelley Financial Solutions, Inc. *	14,160	943,906
Dynex Capital, Inc.	30,027	378,340
Ellington Financial, Inc.	43,509	572,143
Enact Holdings, Inc.	20,027	711,960
Encore Capital Group, Inc. *	12,922	647,134
Enova International, Inc. *	14,572	1,249,258
Equitable Holdings, Inc.	173,084	7,359,532
Essent Group Ltd.	59,174	3,804,296
Euronet Worldwide, Inc. *	24,681	2,663,327
Evercore, Inc., Class A	19,858	4,879,905
EVERTEC, Inc.	35,770	1,225,122
FactSet Research Systems, Inc.	21,373	9,037,359
Federal Agricultural Mortgage Corp., Class C	5,442	1,074,632
Federated Hermes, Inc.	46,530	1,595,979
Fidelity National Information Services, Inc.	313,462	25,844,942
FirstCash Holdings, Inc.	20,532	2,465,688
Fiserv, Inc. *	330,553	57,714,554
Flywire Corp. *	58,902	1,066,715
Forge Global Holdings, Inc. *	57,871	81,019
Franklin BSP Realty Trust, Inc.	45,367	617,899
Franklin Resources, Inc.	170,116	3,443,148
Global Payments, Inc.	145,010	16,097,560
Goldman Sachs Group, Inc.	182,141	92,937,445
Green Dot Corp., Class A *	24,382	272,347
HA Sustainable Infrastructure Capital, Inc.	63,751	2,064,257
Hamilton Lane, Inc., Class A	21,899	3,347,043
Houlihan Lokey, Inc.	29,325	4,592,881
Interactive Brokers Group, Inc., Class A	60,432	7,789,080
Intercontinental Exchange, Inc.	324,129	52,363,040
International Money Express, Inc. *	17,318	314,322
Invesco Ltd.	258,980	4,425,968
Invesco Mortgage Capital, Inc.	43,960	385,529
Jack Henry & Associates, Inc.	40,837	7,066,026
Jackson Financial, Inc., Class A	38,031	3,421,649
Janus Henderson Group PLC	74,161	2,789,195
Jefferies Financial Group, Inc.	95,226	5,708,799
KKR & Co., Inc.	375,289	46,449,520
KKR Real Estate Finance Trust, Inc.	31,615	377,167
Ladder Capital Corp.	59,941	740,871
Lazard, Inc., Class A	63,746	3,194,312
LendingClub Corp. *	58,402	709,584
LendingTree, Inc. *	5,642	326,841
LPL Financial Holdings, Inc.	41,970	9,415,550
MarketAxess Holdings, Inc.	21,384	5,183,268
Marqeta, Inc., Class A *	247,589	1,319,649
Mastercard, Inc., Class A	463,449	224,003,440
Merchants Bancorp	13,824	633,830
MFA Financial, Inc.	61,014	763,895
MGIC Investment Corp.	148,818	3,784,442
Moelis & Co., Class A	41,296	2,758,160
Moneylion, Inc. *	2,607	121,017
Moody's Corp.	88,829	43,325,456
Morgan Stanley	706,561	73,206,785
Morningstar, Inc.	14,626	4,589,200
Mr. Cooper Group, Inc. *	36,159	3,392,076
MSCI, Inc.	44,745	25,978,500
Nasdaq, Inc.	233,409	16,824,121
Navient Corp.	47,642	806,579
NCR Atleos Corp. *	36,902	1,055,766
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nelnet, Inc., Class A	9,941	1,148,981
NerdWallet, Inc., Class A *	21,987	284,292
New York Mortgage Trust, Inc.	54,318	362,301
NewtekOne, Inc.	14,214	178,101
NMI Holdings, Inc., Class A *	45,459	1,867,001
Northern Trust Corp.	115,863	10,567,864
OneMain Holdings, Inc.	67,139	3,317,338
Open Lending Corp., Class A *	56,781	327,059
Payoneer Global, Inc. *	145,410	1,080,396
PayPal Holdings, Inc. *	592,098	42,885,658
PennyMac Financial Services, Inc.	16,104	1,739,232
PennyMac Mortgage Investment Trust	49,205	699,203
Piper Sandler Cos.	8,591	2,342,766
PJT Partners, Inc., Class A	13,293	1,641,685
PRA Group, Inc. *	21,196	494,291
PROG Holdings, Inc.	25,794	1,206,127
Radian Group, Inc.	83,182	3,007,029
Raymond James Financial, Inc.	105,098	12,566,568
Ready Capital Corp.	87,978	729,338
Redwood Trust, Inc.	66,757	505,350
Remitly Global, Inc. *	80,620	1,100,463
Repay Holdings Corp. *	42,381	358,543
Rithm Capital Corp.	269,084	3,212,863
Robinhood Markets, Inc., Class A *	299,721	6,030,386
Rocket Cos., Inc., Class A *	71,589	1,406,724
S&P Global, Inc.	180,746	92,766,077
SEI Investments Co.	56,447	3,817,511
Shift4 Payments, Inc., Class A *	35,488	2,949,053
SLM Corp.	126,196	2,783,884
SoFi Technologies, Inc. *	605,642	4,839,080
Starwood Property Trust, Inc.	168,987	3,521,689
State Street Corp.	170,789	14,875,722
StepStone Group, Inc., Class A	28,297	1,547,846
Stifel Financial Corp.	57,833	5,097,401
StoneX Group, Inc. *	16,121	1,335,786
Synchrony Financial	226,155	11,366,550
T. Rowe Price Group, Inc.	126,446	13,408,334
Toast, Inc., Class A *	226,972	5,642,524
TPG RE Finance Trust, Inc.	34,339	311,111
TPG, Inc.	42,877	2,163,145
Tradeweb Markets, Inc., Class A	65,340	7,725,802
Two Harbors Investment Corp.	56,472	799,643
Upstart Holdings, Inc. *	40,281	1,711,942
UWM Holdings Corp.	52,059	489,355
Victory Capital Holdings, Inc., Class A	20,368	1,111,482
Virtu Financial, Inc., Class A	49,954	1,534,087
Virtus Investment Partners, Inc.	3,623	766,844
Visa, Inc., Class A	888,601	245,582,658
Voya Financial, Inc.	56,562	4,006,286
Walker & Dunlop, Inc.	18,823	2,015,190
Waterstone Financial, Inc.	11,268	170,710
Western Union Co.	186,978	2,281,132
WEX, Inc. *	23,781	4,542,647
WisdomTree, Inc.	65,090	660,013
World Acceptance Corp. *	1,641	193,392
		2,404,530,303

Food, Beverage & Tobacco 2.5%
Altria Group, Inc.	969,891	52,151,039
Archer-Daniels-Midland Co.	279,740	17,061,343
B&G Foods, Inc.	52,462	444,353
Beyond Meat, Inc. *(a)	39,240	238,579
Boston Beer Co., Inc., Class A *	5,290	1,437,399
BRC, Inc., Class A *(a)	19,893	88,126
Brown-Forman Corp., Class B	134,582	6,135,593
Bunge Global SA	79,712	8,081,203
Calavo Growers, Inc.	10,701	246,337
SECURITY	NUMBER OF SHARES	VALUE ($)
Cal-Maine Foods, Inc.	23,238	1,674,065
Campbell Soup Co.	113,101	5,623,382
Celsius Holdings, Inc. *	83,760	3,185,393
Coca-Cola Co.	2,188,658	158,612,045
Coca-Cola Consolidated, Inc.	2,631	3,531,854
Conagra Brands, Inc.	267,519	8,346,593
Constellation Brands, Inc., Class A	90,905	21,881,743
Darling Ingredients, Inc. *	88,942	3,711,550
Duckhorn Portfolio, Inc. *	23,372	147,945
Flowers Foods, Inc.	108,704	2,526,281
Fresh Del Monte Produce, Inc.	22,297	651,964
Freshpet, Inc. *	26,939	3,663,704
General Mills, Inc.	317,608	22,959,882
Hain Celestial Group, Inc. *	50,711	405,688
Hershey Co.	83,018	16,027,455
Hormel Foods Corp.	162,685	5,295,397
Ingredion, Inc.	36,361	4,883,646
J&J Snack Foods Corp.	8,993	1,530,519
J.M. Smucker Co.	60,060	6,887,681
John B Sanfilippo & Son, Inc.	4,938	468,468
Kellanova	149,622	12,061,029
Keurig Dr. Pepper, Inc.	589,939	21,597,667
Kraft Heinz Co.	443,270	15,705,056
Lamb Weston Holdings, Inc.	81,294	5,033,724
Lancaster Colony Corp.	11,627	1,985,426
McCormick & Co., Inc. - Non Voting Shares	141,332	11,310,800
MGP Ingredients, Inc.	8,373	750,137
Mission Produce, Inc. *	22,638	242,679
Molson Coors Beverage Co., Class B	103,598	5,591,184
Mondelez International, Inc., Class A	756,921	54,354,497
Monster Beverage Corp. *	399,520	18,829,378
National Beverage Corp.	13,184	595,389
PepsiCo, Inc.	776,196	134,188,764
Philip Morris International, Inc.	877,778	108,221,250
Pilgrim's Pride Corp. *	22,622	1,053,733
Post Holdings, Inc. *	28,350	3,282,079
Seaboard Corp.	136	423,010
Simply Good Foods Co. *	50,688	1,601,234
Tootsie Roll Industries, Inc.	10,780	320,382
TreeHouse Foods, Inc. *	28,725	1,180,310
Turning Point Brands, Inc.	9,444	374,360
Tyson Foods, Inc., Class A	160,824	10,342,591
Universal Corp.	13,852	752,164
Utz Brands, Inc.	36,404	614,864
Vector Group Ltd.	72,531	1,086,514
Vita Coco Co., Inc. *	17,272	451,145
Vital Farms, Inc. *	16,097	506,251
Westrock Coffee Co. *(a)	19,046	152,273
WK Kellogg Co.	36,423	625,383
		771,132,500

Health Care Equipment & Services 4.9%
23andMe Holding Co., Class A *	17,941	5,650
Abbott Laboratories	982,233	111,257,532
Acadia Healthcare Co., Inc. *	53,516	4,384,566
Accolade, Inc. *	40,248	174,676
AdaptHealth Corp. *	46,442	510,398
Addus HomeCare Corp. *	9,955	1,324,115
agilon health, Inc. *	170,063	693,857
AirSculpt Technologies, Inc. *(a)	2,323	9,733
Align Technology, Inc. *	39,690	9,415,262
Alignment Healthcare, Inc. *	62,107	559,584
Alphatec Holdings, Inc. *	53,242	367,370
Amedisys, Inc. *	17,939	1,758,201
American Well Corp., Class A *	7,804	64,773
AMN Healthcare Services, Inc. *	23,138	1,227,008
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AngioDynamics, Inc. *	22,950	171,207
Artivion, Inc. *	24,059	652,961
Astrana Health, Inc. *	24,970	1,193,316
AtriCure, Inc. *	26,320	689,847
Avanos Medical, Inc. *	25,654	621,340
Aveanna Healthcare Holdings, Inc. *	33,759	190,738
Axogen, Inc. *	25,743	338,520
Axonics, Inc. *	29,754	2,057,935
Baxter International, Inc.	285,059	10,815,138
Becton Dickinson & Co.	163,207	39,563,009
Bioventus, Inc., Class A *	20,343	204,447
Boston Scientific Corp. *	830,431	67,920,951
BrightSpring Health Services, Inc. *	31,515	395,513
Brookdale Senior Living, Inc. *	103,382	735,046
Butterfly Network, Inc. *(a)	119,808	130,591
Cardinal Health, Inc.	137,021	15,445,007
Castle Biosciences, Inc. *	19,890	590,136
Cencora, Inc.	93,144	22,314,508
Centene Corp. *	300,878	23,718,213
Certara, Inc. *	59,904	733,824
Cerus Corp. *	99,017	223,778
Chemed Corp.	8,514	4,990,651
Cigna Group	160,391	58,031,068
Clover Health Investments Corp. *	201,203	529,164
Community Health Systems, Inc. *	67,162	366,033
CONMED Corp.	16,862	1,234,636
Cooper Cos., Inc. *	111,716	11,811,733
CorVel Corp. *	4,874	1,563,238
Cross Country Healthcare, Inc. *	18,260	272,439
CVS Health Corp.	710,144	40,648,643
DaVita, Inc. *	29,155	4,400,073
Definitive Healthcare Corp. *	36,383	170,636
DENTSPLY SIRONA, Inc.	118,694	3,001,771
Dexcom, Inc. *	224,754	15,584,442
DocGo, Inc. *	46,913	177,331
Doximity, Inc., Class A *	71,122	2,615,867
Edwards Lifesciences Corp. *	340,280	23,805,989
Elevance Health, Inc.	131,187	73,056,728
Embecta Corp.	31,548	515,494
Encompass Health Corp.	57,456	5,346,281
Enovis Corp. *	28,267	1,317,242
Ensign Group, Inc.	31,178	4,719,102
Envista Holdings Corp. *	97,377	1,778,104
Evolent Health, Inc., Class A *	67,087	2,145,442
Fulgent Genetics, Inc. *	11,738	264,809
GE HealthCare Technologies, Inc.	240,196	20,373,425
Glaukos Corp. *	28,858	3,863,798
Globus Medical, Inc., Class A *	64,738	4,706,453
GoodRx Holdings, Inc., Class A *	43,015	339,818
Guardant Health, Inc. *	68,132	1,742,817
Haemonetics Corp. *	28,372	2,144,356
HCA Healthcare, Inc.	109,396	43,275,964
Health Catalyst, Inc. *	46,571	334,845
HealthEquity, Inc. *	48,049	3,822,778
HealthStream, Inc.	12,479	362,390
Henry Schein, Inc. *	73,178	5,162,708
Hims & Hers Health, Inc. *	79,968	1,177,929
Hologic, Inc. *	130,540	10,605,070
Humana, Inc.	67,751	24,015,697
ICU Medical, Inc. *	11,333	1,873,685
IDEXX Laboratories, Inc. *	46,628	22,443,455
Inari Medical, Inc. *	28,944	1,251,249
Innovage Holding Corp. *	12,640	80,390
Inspire Medical Systems, Inc. *	16,334	2,937,180
Insulet Corp. *	39,828	8,075,924
Integer Holdings Corp. *	19,285	2,508,400
Integra LifeSciences Holdings Corp. *	40,492	823,607
Intuitive Surgical, Inc. *	200,182	98,615,659
SECURITY	NUMBER OF SHARES	VALUE ($)
iRhythm Technologies, Inc. *	16,909	1,198,510
Labcorp Holdings, Inc.	47,425	10,902,533
Lantheus Holdings, Inc. *	40,015	4,260,397
LeMaitre Vascular, Inc.	11,193	1,010,616
LifeStance Health Group, Inc. *	52,070	328,562
LivaNova PLC *	29,936	1,508,475
Masimo Corp. *	25,455	2,991,472
McKesson Corp.	73,421	41,195,055
Medtronic PLC	748,952	66,342,168
Merit Medical Systems, Inc. *	31,814	3,075,777
ModivCare, Inc. *	7,060	203,752
Molina Healthcare, Inc. *	33,159	11,598,687
Multiplan Corp. *	237,998	55,930
National HealthCare Corp.	8,352	1,145,310
National Research Corp.	7,892	179,938
Neogen Corp. *	109,943	1,896,517
NeoGenomics, Inc. *	70,132	1,158,581
Nevro Corp. *	20,406	126,313
Novocure Ltd. *	52,711	1,024,702
OmniAb, Inc., Class A *(d)	3,072	0
OmniAb, Inc., Class B *(d)	3,072	0
Omnicell, Inc. *	25,144	1,118,405
OPKO Health, Inc. *(a)	195,822	328,981
Option Care Health, Inc. *	100,377	3,214,072
OraSure Technologies, Inc. *	43,025	192,752
Orchestra BioMed Holdings, Inc. *	20,013	134,087
Orthofix Medical, Inc. *	18,772	327,384
OrthoPediatrics Corp. *	8,785	280,681
Outset Medical, Inc. *	30,756	16,301
Owens & Minor, Inc. *	42,566	661,476
PACS Group, Inc. *	12,862	510,236
Paragon 28, Inc. *	24,777	206,145
Patterson Cos., Inc.	48,323	1,086,784
Pediatrix Medical Group, Inc. *	50,479	548,202
Pennant Group, Inc. *	16,456	563,783
Penumbra, Inc. *	21,798	4,410,171
PetIQ, Inc. *	15,208	464,604
Phreesia, Inc. *	29,786	765,798
Premier, Inc., Class A	66,024	1,344,909
Privia Health Group, Inc. *	58,302	1,174,202
PROCEPT BioRobotics Corp. *	24,569	1,940,951
Progyny, Inc. *	46,334	1,088,386
Pulmonx Corp. *	19,828	145,141
Quest Diagnostics, Inc.	62,542	9,817,218
QuidelOrtho Corp. *	27,249	1,151,270
R1 RCM, Inc. *	110,121	1,553,807
RadNet, Inc. *	37,953	2,515,904
ResMed, Inc.	82,812	20,290,596
RxSight, Inc. *	14,892	839,760
Schrodinger, Inc. *	29,618	622,867
Select Medical Holdings Corp.	58,720	2,118,030
Semler Scientific, Inc. *	2,627	70,141
Senseonics Holdings, Inc. *	383,718	149,305
Sharecare, Inc. *	132,823	184,624
SI-BONE, Inc. *	17,679	293,825
Sight Sciences, Inc. *	14,435	97,725
Silk Road Medical, Inc. *	23,437	635,377
Simulations Plus, Inc.	8,579	310,989
Solventum Corp. *	77,559	4,972,307
STAAR Surgical Co. *	27,140	898,063
STERIS PLC	55,946	13,488,581
Stryker Corp.	191,087	68,871,577
Surgery Partners, Inc. *	41,025	1,310,749
Surmodics, Inc. *	7,974	316,010
Tandem Diabetes Care, Inc. *	36,195	1,574,482
Teladoc Health, Inc. *	106,814	765,856
Teleflex, Inc.	26,501	6,497,250
Tenet Healthcare Corp. *	55,166	9,148,729
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TransMedics Group, Inc. *	19,047	3,201,039
Treace Medical Concepts, Inc. *	27,332	168,638
TruBridge, Inc. *	8,348	104,100
U.S. Physical Therapy, Inc.	7,774	665,454
UFP Technologies, Inc. *	3,689	1,258,797
UnitedHealth Group, Inc.	519,553	306,640,181
Universal Health Services, Inc., Class B	33,263	7,915,596
Varex Imaging Corp. *	21,651	270,204
Veeva Systems, Inc., Class A *	82,460	17,847,642
Zimmer Biomet Holdings, Inc.	116,330	13,431,462
Zimvie, Inc. *	18,204	315,657
		1,510,383,821

Household & Personal Products 1.3%
Beauty Health Co. *	43,168	77,271
BellRing Brands, Inc. *	74,182	4,148,999
Central Garden & Pet Co. *	5,310	209,586
Central Garden & Pet Co., Class A *	30,036	1,027,231
Church & Dwight Co., Inc.	137,860	14,045,177
Clorox Co.	70,129	11,102,122
Colgate-Palmolive Co.	463,400	49,352,100
Coty, Inc., Class A *	215,157	2,018,173
Edgewell Personal Care Co.	28,897	1,162,237
elf Beauty, Inc. *	31,236	4,678,840
Energizer Holdings, Inc.	37,929	1,228,900
Estee Lauder Cos., Inc., Class A	131,382	12,042,474
Herbalife Ltd. *	53,762	438,698
Inter Parfums, Inc.	10,228	1,317,775
Kenvue, Inc.	1,085,139	23,818,801
Kimberly-Clark Corp.	190,030	27,489,740
Medifast, Inc.	7,873	144,076
Nu Skin Enterprises, Inc., Class A	27,695	247,316
Olaplex Holdings, Inc. *	80,716	168,696
Procter & Gamble Co.	1,332,300	228,542,742
Reynolds Consumer Products, Inc.	29,826	939,519
Spectrum Brands Holdings, Inc.	16,877	1,591,839
USANA Health Sciences, Inc. *	5,880	240,022
WD-40 Co.	7,452	1,958,684
		387,991,018

Insurance 2.4%
Aflac, Inc.	291,075	32,123,037
Allstate Corp.	149,112	28,173,221
Ambac Financial Group, Inc. *	23,383	273,581
American Financial Group, Inc.	36,567	4,886,083
American International Group, Inc.	375,108	28,902,071
AMERISAFE, Inc.	10,587	530,621
Aon PLC, Class A	123,020	42,284,434
Arch Capital Group Ltd. *	211,421	23,909,601
Arthur J Gallagher & Co.	123,445	36,116,304
Assurant, Inc.	29,101	5,713,981
Assured Guaranty Ltd.	30,656	2,454,933
Axis Capital Holdings Ltd.	43,389	3,465,913
Baldwin Insurance Group, Inc., Class A *	39,010	1,829,179
Brighthouse Financial, Inc. *	36,237	1,663,278
Brown & Brown, Inc.	133,900	14,076,907
Chubb Ltd.	229,152	65,120,415
Cincinnati Financial Corp.	88,445	12,119,618
CNA Financial Corp.	14,695	762,964
CNO Financial Group, Inc.	64,428	2,249,826
Employers Holdings, Inc.	14,652	702,563
Enstar Group Ltd. *	7,141	2,327,966
Erie Indemnity Co., Class A	14,130	7,181,290
Everest Group Ltd.	24,305	9,533,393
SECURITY	NUMBER OF SHARES	VALUE ($)
F&G Annuities & Life, Inc.	10,343	472,572
Fidelity National Financial, Inc.	146,557	8,641,001
First American Financial Corp.	60,655	3,869,789
Genworth Financial, Inc., Class A *	240,355	1,677,678
Globe Life, Inc.	48,377	5,082,004
Goosehead Insurance, Inc., Class A *	15,243	1,285,595
Hagerty, Inc., Class A *	6,635	79,222
Hanover Insurance Group, Inc.	19,876	2,921,573
Hartford Financial Services Group, Inc.	167,052	19,394,737
Hippo Holdings, Inc. *	7,900	156,815
Horace Mann Educators Corp.	23,134	823,802
James River Group Holdings Ltd.	15,039	111,289
Kemper Corp.	35,522	2,220,480
Kinsale Capital Group, Inc.	12,458	6,117,999
Lemonade, Inc. *	35,032	649,143
Lincoln National Corp.	95,389	3,061,987
Loews Corp.	102,350	8,386,559
Markel Group, Inc. *	7,344	11,755,394
Marsh & McLennan Cos., Inc.	277,914	63,228,214
MBIA, Inc. *	28,505	111,740
Mercury General Corp.	15,297	1,013,120
MetLife, Inc.	338,163	26,200,869
Old Republic International Corp.	141,397	5,071,910
Oscar Health, Inc., Class A *	86,813	1,588,678
Palomar Holdings, Inc. *	13,701	1,359,413
Primerica, Inc.	19,596	5,158,255
Principal Financial Group, Inc.	122,250	9,953,595
ProAssurance Corp. *	31,110	416,874
Progressive Corp.	330,388	83,323,854
Prudential Financial, Inc.	202,874	24,580,214
Reinsurance Group of America, Inc.	37,066	8,182,690
RenaissanceRe Holdings Ltd.	29,517	7,520,636
RLI Corp.	22,599	3,482,506
Ryan Specialty Holdings, Inc.	56,492	3,651,078
Safety Insurance Group, Inc.	8,127	719,646
Selective Insurance Group, Inc.	33,958	3,089,499
Selectquote, Inc. *	91,881	374,875
SiriusPoint Ltd. *	47,961	718,935
Skyward Specialty Insurance Group, Inc. *	20,611	842,372
Stewart Information Services Corp.	14,988	1,107,763
Travelers Cos., Inc.	129,112	29,446,574
Trupanion, Inc. *	19,450	889,449
United Fire Group, Inc.	12,358	252,968
Unum Group	100,343	5,568,033
W.R. Berkley Corp.	171,878	10,261,117
White Mountains Insurance Group Ltd.	1,451	2,675,992
Willis Towers Watson PLC	57,791	16,881,329
		720,781,016

Materials 2.6%
AdvanSix, Inc.	15,142	447,597
Air Products & Chemicals, Inc.	125,573	35,016,031
Albemarle Corp.	67,399	6,082,760
Alcoa Corp.	139,103	4,465,206
Alpha Metallurgical Resources, Inc.	6,446	1,541,561
Amcor PLC	812,265	9,292,312
AptarGroup, Inc.	37,043	5,674,617
Arcadium Lithium PLC *	576,610	1,562,613
Arch Resources, Inc.	10,307	1,406,184
Ashland, Inc.	28,755	2,573,572
ATI, Inc. *	71,337	4,557,008
Avery Dennison Corp.	45,342	10,059,123
Avient Corp.	51,347	2,522,678
Axalta Coating Systems Ltd. *	124,305	4,537,132
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Balchem Corp.	18,641	3,300,016
Ball Corp.	175,465	11,196,422
Berry Global Group, Inc.	64,226	4,422,602
Cabot Corp.	31,097	3,268,606
Carpenter Technology Corp.	28,402	4,111,757
Celanese Corp.	56,476	7,375,766
Century Aluminum Co. *	30,228	434,074
CF Industries Holdings, Inc.	103,270	8,580,704
Chemours Co.	83,495	1,623,143
Clearwater Paper Corp. *	9,782	325,447
Cleveland-Cliffs, Inc. *	270,626	3,534,376
Coeur Mining, Inc. *	232,598	1,428,152
Commercial Metals Co.	67,046	3,592,995
Compass Minerals International, Inc.	11,578	102,234
Corteva, Inc.	394,609	22,611,096
CRH PLC	386,909	35,119,730
Crown Holdings, Inc.	67,124	6,068,681
Danimer Scientific, Inc. *	48,905	18,359
Dow, Inc.	399,168	21,387,421
DuPont de Nemours, Inc.	234,721	19,775,244
Eagle Materials, Inc.	19,624	5,058,086
Eastman Chemical Co.	66,715	6,829,615
Ecolab, Inc.	143,608	36,358,673
Ecovyst, Inc. *	57,095	409,942
Element Solutions, Inc.	125,377	3,352,581
FMC Corp.	72,273	4,667,390
Freeport-McMoRan, Inc.	811,714	35,942,696
Ginkgo Bioworks Holdings, Inc. *(a)	11,370	76,065
Graphic Packaging Holding Co.	171,819	5,142,543
Greif, Inc., Class A	17,698	1,106,479
Hawkins, Inc.	10,233	1,296,214
Haynes International, Inc.	6,655	400,232
HB Fuller Co.	30,439	2,607,405
Hecla Mining Co.	327,349	1,941,180
Huntsman Corp.	91,301	2,013,187
Ingevity Corp. *	18,926	748,145
Innospec, Inc.	13,593	1,566,729
International Flavors & Fragrances, Inc.	144,093	14,984,231
International Paper Co.	195,161	9,449,696
Ivanhoe Electric, Inc. *	54,482	384,643
Kaiser Aluminum Corp.	8,783	654,773
Knife River Corp. *	31,524	2,486,298
Koppers Holdings, Inc.	11,722	463,957
Kronos Worldwide, Inc.	13,510	156,176
Linde PLC	271,400	129,797,050
Louisiana-Pacific Corp.	35,446	3,440,034
LSB Industries, Inc. *	38,169	302,680
LyondellBasell Industries NV, Class A	144,342	14,246,555
Martin Marietta Materials, Inc.	34,641	18,503,837
Materion Corp.	11,292	1,310,324
Mativ Holdings, Inc.	30,022	569,217
Mercer International, Inc.	23,245	139,470
Metallus, Inc. *	21,796	354,403
Minerals Technologies, Inc.	18,079	1,393,891
Mosaic Co.	186,030	5,314,877
MP Materials Corp. *(a)	80,992	1,044,797
Myers Industries, Inc.	21,271	325,234
NewMarket Corp.	3,773	2,164,834
Newmont Corp.	648,982	34,649,149
Nucor Corp.	135,652	20,606,895
O-I Glass, Inc. *	87,278	1,107,558
Olin Corp.	68,248	2,980,390
Orion SA	31,218	582,216
Packaging Corp. of America	50,266	10,532,738
Pactiv Evergreen, Inc.	21,986	259,435
Perimeter Solutions SA *	84,927	994,495
PPG Industries, Inc.	133,114	17,268,879
SECURITY	NUMBER OF SHARES	VALUE ($)
PureCycle Technologies, Inc. *(a)	72,986	445,215
Quaker Chemical Corp.	8,371	1,416,959
Radius Recycling, Inc., Class A	21,273	322,073
Ranpak Holdings Corp. *	21,551	152,797
Reliance, Inc.	32,214	9,234,143
Royal Gold, Inc.	37,394	5,241,517
RPM International, Inc.	72,494	8,427,427
Ryerson Holding Corp.	16,021	320,740
Scotts Miracle-Gro Co.	24,636	1,748,663
Sealed Air Corp.	83,977	2,934,996
Sensient Technologies Corp.	23,452	1,825,504
Sherwin-Williams Co.	131,798	48,682,227
Silgan Holdings, Inc.	47,195	2,466,883
Smurfit WestRock PLC	292,485	13,869,639
Sonoco Products Co.	54,403	3,077,578
Steel Dynamics, Inc.	83,489	9,977,770
Stepan Co.	11,956	928,144
Summit Materials, Inc., Class A *	70,063	2,837,551
SunCoke Energy, Inc.	45,372	406,533
Sylvamo Corp.	18,365	1,452,488
TriMas Corp.	23,004	586,832
Trinseo PLC	10,309	44,844
Tronox Holdings PLC	62,916	876,420
U.S. Lime & Minerals, Inc.	5,220	426,631
U.S. Steel Corp.	125,850	4,770,973
Vulcan Materials Co.	74,566	18,284,329
Warrior Met Coal, Inc.	28,440	1,743,656
Westlake Corp.	18,239	2,652,680
Worthington Steel, Inc.	16,656	589,622
		799,745,947

Media & Entertainment 7.3%
Advantage Solutions, Inc. *	51,065	197,622
Alphabet, Inc., Class A	3,315,876	541,747,821
Alphabet, Inc., Class C	2,758,600	455,472,446
Altice USA, Inc., Class A *	130,519	240,155
AMC Networks, Inc., Class A *	20,660	203,501
Angi, Inc. *	48,925	132,098
Atlanta Braves Holdings, Inc., Class C *	27,177	1,165,350
Bumble, Inc., Class A *	55,721	373,888
Cable One, Inc.	2,492	878,978
Cardlytics, Inc. *	25,156	98,360
Cargurus, Inc. *	44,243	1,282,162
Cars.com, Inc. *	35,358	630,787
Charter Communications, Inc., Class A *	54,951	19,097,671
Cinemark Holdings, Inc. *	61,046	1,671,440
Clear Channel Outdoor Holdings, Inc. *	267,724	401,586
Comcast Corp., Class A	2,207,504	87,350,933
EchoStar Corp., Class A *	67,559	1,252,544
Electronic Arts, Inc.	136,868	20,779,300
Endeavor Group Holdings, Inc., Class A (a)	106,664	2,931,127
Eventbrite, Inc., Class A *	47,993	152,618
EW Scripps Co., Class A *	37,006	72,902
Fox Corp., Class A	197,628	8,175,870
fuboTV, Inc. *	167,165	280,837
Gannett Co., Inc. *	90,353	477,967
Getty Images Holdings, Inc. *(a)	24,489	93,058
Gray Television, Inc.	47,791	243,734
Grindr, Inc. *	13,848	166,591
IAC, Inc. *	38,964	2,056,520
Ibotta, Inc., Class A *	4,312	246,603
iHeartMedia, Inc., Class A *	64,996	101,394
Integral Ad Science Holding Corp. *	37,230	432,985
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Interpublic Group of Cos., Inc.	216,142	7,048,391
John Wiley & Sons, Inc., Class A	24,129	1,165,672
Liberty Broadband Corp., Class C *	73,541	4,587,488
Liberty Media Corp.-Liberty Formula One, Class C *	138,465	10,807,193
Liberty Media Corp.-Liberty Live, Class C *	37,066	1,496,354
Liberty Media Corp.-Liberty SiriusXM, Class C *	126,868	3,023,264
Lions Gate Entertainment Corp., Class A *	103,956	807,738
Live Nation Entertainment, Inc. *	79,876	7,801,489
Madison Square Garden Entertainment Corp. *	23,502	992,254
Madison Square Garden Sports Corp. *	9,718	2,031,548
Magnite, Inc. *	67,754	934,328
Match Group, Inc. *	148,020	5,507,824
MediaAlpha, Inc., Class A *	13,255	235,939
Meta Platforms, Inc., Class A	1,237,063	644,893,313
Netflix, Inc. *	243,056	170,467,326
New York Times Co., Class A	92,628	5,088,056
News Corp., Class A	279,961	7,931,295
Nexstar Media Group, Inc.	18,106	3,093,953
Nextdoor Holdings, Inc. *	80,604	201,510
Omnicom Group, Inc.	109,605	11,007,630
Paramount Global, Class B	297,536	3,115,202
Pinterest, Inc., Class A *	339,367	10,873,319
Playtika Holding Corp.	38,242	289,492
QuinStreet, Inc. *	26,864	513,371
Reddit, Inc., Class A *	17,606	1,056,888
ROBLOX Corp., Class A *	285,308	12,550,699
Roku, Inc. *	72,883	4,939,281
Rumble, Inc. *(a)	45,036	258,957
Scholastic Corp.	15,788	503,321
Shutterstock, Inc.	13,193	473,365
Sinclair, Inc.	22,761	316,833
Sirius XM Holdings, Inc. (a)	367,760	1,209,930
Skillz, Inc. *	7,498	44,238
Snap, Inc., Class A *	578,218	5,400,556
Sphere Entertainment Co. *	14,489	675,187
Stagwell, Inc. *	58,004	417,049
Take-Two Interactive Software, Inc. *	89,323	14,444,422
TechTarget, Inc. *	14,144	376,938
TEGNA, Inc.	93,913	1,303,512
Thryv Holdings, Inc. *	16,879	307,535
TKO Group Holdings, Inc.	33,073	3,910,221
Trade Desk, Inc., Class A *	251,444	26,283,441
TripAdvisor, Inc. *	59,661	865,681
Trump Media & Technology Group Corp. *(a)	28,464	555,048
Vimeo, Inc. *	86,047	460,352
Vivid Seats, Inc., Class A *	27,262	126,768
Walt Disney Co.	1,028,041	92,914,346
Warner Bros Discovery, Inc. *	1,265,279	9,919,787
Warner Music Group Corp., Class A	82,037	2,347,079
WideOpenWest, Inc. *	30,470	168,194
Yelp, Inc. *	38,555	1,346,726
Ziff Davis, Inc. *	25,868	1,264,169
ZipRecruiter, Inc., Class A *	41,440	395,752
ZoomInfo Technologies, Inc. *	166,623	1,647,902
		2,238,806,974

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
10X Genomics, Inc., Class A *	57,939	1,352,876
2seventy bio, Inc. *	49,758	242,321
SECURITY	NUMBER OF SHARES	VALUE ($)
4D Molecular Therapeutics, Inc. *	20,830	312,658
89bio, Inc. *	45,734	434,473
AbbVie, Inc.	996,832	195,688,090
Absci Corp. *	64,510	283,844
ACADIA Pharmaceuticals, Inc. *	66,724	1,106,284
Acrivon Therapeutics, Inc. *(a)	19,620	186,194
Adaptive Biotechnologies Corp. *	56,854	267,214
ADMA Biologics, Inc. *	119,962	2,076,542
Agenus, Inc. *	13,845	71,302
Agilent Technologies, Inc.	165,365	23,633,966
Agios Pharmaceuticals, Inc. *	30,261	1,389,282
Akero Therapeutics, Inc. *	37,540	1,021,088
Akoya Biosciences, Inc. *(a)	12,646	32,247
Alector, Inc. *	25,910	136,805
Alkermes PLC *	99,212	2,822,581
Allogene Therapeutics, Inc. *	120,983	318,185
Alnylam Pharmaceuticals, Inc. *	71,458	18,771,302
Alto Neuroscience, Inc. *(a)	6,000	76,860
ALX Oncology Holdings, Inc. *	19,239	44,634
Amgen, Inc.	302,828	101,093,071
Amicus Therapeutics, Inc. *	147,401	1,711,326
Amneal Pharmaceuticals, Inc. *	60,089	520,371
Amphastar Pharmaceuticals, Inc. *	21,517	1,048,739
AnaptysBio, Inc. *	9,684	368,864
Anavex Life Sciences Corp. *(a)	47,349	285,041
ANI Pharmaceuticals, Inc. *	8,525	543,469
Anika Therapeutics, Inc. *	7,652	196,656
Apellis Pharmaceuticals, Inc. *	58,546	2,277,439
Apogee Therapeutics, Inc. *	14,462	740,021
Arcellx, Inc. *	19,514	1,341,392
Arcturus Therapeutics Holdings, Inc. *	13,141	277,275
Arcus Biosciences, Inc. *	28,875	494,340
Arcutis Biotherapeutics, Inc. *	56,364	613,240
Ardelyx, Inc. *	138,051	853,155
ArriVent Biopharma, Inc. *	5,972	159,632
Arrowhead Pharmaceuticals, Inc. *	68,935	1,642,721
ARS Pharmaceuticals, Inc. *	30,142	391,243
Arvinas, Inc. *	38,447	1,005,774
Atea Pharmaceuticals, Inc. *	45,811	176,372
Avantor, Inc. *	386,342	9,983,077
Avid Bioservices, Inc. *	33,827	356,537
Avidity Biosciences, Inc. *	58,944	2,593,536
Axsome Therapeutics, Inc. *	22,346	1,985,666
Azenta, Inc. *	31,437	1,556,760
Beam Therapeutics, Inc. *	38,689	1,032,223
BioCryst Pharmaceuticals, Inc. *	127,278	1,106,046
Biogen, Inc. *	82,032	16,796,872
Biohaven Ltd. *	40,547	1,597,552
BioLife Solutions, Inc. *	19,039	492,729
BioMarin Pharmaceutical, Inc. *	106,875	9,748,069
Biomea Fusion, Inc. *(a)	13,922	102,048
Bio-Rad Laboratories, Inc., Class A *	11,933	4,025,240
Bio-Techne Corp.	88,334	6,535,833
Bioxcel Therapeutics, Inc. *	21,518	13,234
Blueprint Medicines Corp. *	35,857	3,425,778
Bridgebio Pharma, Inc. *	79,761	2,221,344
Bristol-Myers Squibb Co.	1,144,076	57,146,596
Bruker Corp.	55,356	3,719,370
C4 Therapeutics, Inc. *	26,935	170,229
CareDx, Inc. *	29,131	895,196
Cargo Therapeutics, Inc. *	11,948	225,339
Cassava Sciences, Inc. *(a)	22,083	634,003
Catalent, Inc. *	101,581	6,192,378
Catalyst Pharmaceuticals, Inc. *	61,998	1,255,459
Celldex Therapeutics, Inc. *	39,450	1,630,468
Century Therapeutics, Inc. *	44,635	78,558
CG oncology, Inc. *	11,848	436,954
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Charles River Laboratories International, Inc. *	29,514	5,836,393
Cogent Biosciences, Inc. *	42,377	455,129
Coherus Biosciences, Inc. *	87,031	120,973
Collegium Pharmaceutical, Inc. *	19,307	742,547
Corcept Therapeutics, Inc. *	50,299	1,775,555
Crinetics Pharmaceuticals, Inc. *	39,655	2,104,094
CRISPR Therapeutics AG *	48,559	2,317,235
CryoPort, Inc. *	25,436	237,064
Cullinan Therapeutics, Inc. *	28,760	563,696
Cytek Biosciences, Inc. *	61,534	353,205
Cytokinetics, Inc. *	65,416	3,733,945
Danaher Corp.	371,811	100,132,420
Day One Biopharmaceuticals, Inc. *	32,090	444,126
Denali Therapeutics, Inc. *	70,418	1,721,016
Disc Medicine, Inc. *	10,028	509,623
Dynavax Technologies Corp. *	74,213	832,670
Dyne Therapeutics, Inc. *	42,574	1,962,236
Edgewise Therapeutics, Inc. *	36,401	682,519
Editas Medicine, Inc. *	52,675	197,004
Elanco Animal Health, Inc. *	276,041	4,270,354
Eli Lilly & Co.	450,664	432,646,453
Emergent BioSolutions, Inc. *(b)	39,680	329,741
Enanta Pharmaceuticals, Inc. *	10,835	139,555
Enliven Therapeutics, Inc. *	17,486	382,594
Entrada Therapeutics, Inc. *	9,658	170,947
Erasca, Inc. *	96,356	278,469
Exact Sciences Corp. *	106,179	6,550,182
Exelixis, Inc. *	164,909	4,292,581
Fate Therapeutics, Inc. *	46,923	172,207
Fortrea Holdings, Inc. *	49,156	1,133,537
Generation Bio Co. *	35,215	92,968
Geron Corp. *	301,502	1,432,134
Gilead Sciences, Inc.	702,361	55,486,519
Gossamer Bio, Inc. *	168,342	147,771
GRAIL, Inc. *	15,125	213,414
Halozyme Therapeutics, Inc. *	70,770	4,518,664
Harmony Biosciences Holdings, Inc. *	19,704	708,950
Heron Therapeutics, Inc. *	80,163	154,715
HilleVax, Inc. *	15,527	29,035
Humacyte, Inc. *	42,229	255,485
Ideaya Biosciences, Inc. *	46,718	1,845,361
IGM Biosciences, Inc. *(a)	15,484	157,782
Illumina, Inc. *	90,956	11,951,618
ImmunityBio, Inc. *(a)	79,019	312,125
Immunovant, Inc. *	30,908	955,057
Incyte Corp. *	89,573	5,881,363
Innoviva, Inc. *	31,867	617,582
Insmed, Inc. *	91,374	6,987,370
Intellia Therapeutics, Inc. *	59,595	1,337,312
Intra-Cellular Therapies, Inc. *	55,384	4,058,540
Invivyd, Inc. *	32,173	27,353
Ionis Pharmaceuticals, Inc. *	84,595	4,033,490
Iovance Biotherapeutics, Inc. *	136,310	1,589,375
IQVIA Holdings, Inc. *	102,707	25,835,946
Ironwood Pharmaceuticals, Inc. *	73,827	373,565
iTeos Therapeutics, Inc. *	13,974	235,462
Jazz Pharmaceuticals PLC *	35,477	4,114,622
Johnson & Johnson	1,358,563	225,331,259
Keros Therapeutics, Inc. *	14,706	666,917
Kodiak Sciences, Inc. *	20,504	51,465
Krystal Biotech, Inc. *	13,830	2,698,510
Kura Oncology, Inc. *	45,983	968,402
Kymera Therapeutics, Inc. *	25,135	1,215,529
Kyverna Therapeutics, Inc. *(a)	8,503	68,279
Lexicon Pharmaceuticals, Inc. *	132,296	228,872
Ligand Pharmaceuticals, Inc. *	9,521	1,007,322
Lyell Immunopharma, Inc. *	79,780	115,681
SECURITY	NUMBER OF SHARES	VALUE ($)
MacroGenics, Inc. *	33,672	118,189
Madrigal Pharmaceuticals, Inc. *	9,669	2,389,500
MannKind Corp. *	144,501	904,576
Maravai LifeSciences Holdings, Inc., Class A *	62,686	567,308
Medpace Holdings, Inc. *	13,184	4,683,880
Merck & Co., Inc.	1,429,767	169,355,901
Mesa Laboratories, Inc.	2,759	368,851
Mettler-Toledo International, Inc. *	11,999	17,267,521
MiMedx Group, Inc. *	63,043	431,214
Mind Medicine MindMed, Inc. *	44,152	267,561
Mineralys Therapeutics, Inc. *	17,662	219,185
Mirum Pharmaceuticals, Inc. *	22,863	985,624
Moderna, Inc. *	187,494	14,512,036
Monte Rosa Therapeutics, Inc. *	16,058	99,078
Myriad Genetics, Inc. *	52,908	1,498,884
Natera, Inc. *	65,282	7,720,249
Nektar Therapeutics *	122,877	157,283
Neumora Therapeutics, Inc. *	6,875	79,062
Neurocrine Biosciences, Inc. *	57,190	7,266,561
Novavax, Inc. *	81,928	1,014,269
Nurix Therapeutics, Inc. *	30,597	771,044
Nuvalent, Inc., Class A *	19,344	1,646,755
Nuvation Bio, Inc. *	73,398	236,342
Omeros Corp. *(a)	34,331	144,533
OmniAb, Inc. *	56,688	237,523
Organogenesis Holdings, Inc. *	44,796	129,012
Organon & Co.	142,203	3,178,237
Pacific Biosciences of California, Inc. *	73,721	100,998
Pacira BioSciences, Inc. *	25,826	401,853
Perrigo Co. PLC	76,180	2,216,838
Pfizer, Inc.	3,199,468	92,816,567
Phathom Pharmaceuticals, Inc. *(a)	21,639	357,476
Phibro Animal Health Corp., Class A	11,328	237,888
Pliant Therapeutics, Inc. *	33,120	440,165
Poseida Therapeutics, Inc. *	28,568	81,704
Precigen, Inc. *	103,317	113,649
Prelude Therapeutics, Inc. *	9,408	48,922
Prestige Consumer Healthcare, Inc. *	27,485	2,051,480
Prime Medicine, Inc. *(a)	41,703	178,489
Protagonist Therapeutics, Inc. *	34,960	1,499,434
Prothena Corp. PLC *	22,589	503,057
PTC Therapeutics, Inc. *	45,306	1,600,208
Quanterix Corp. *	20,302	264,535
Recursion Pharmaceuticals, Inc., Class A *(a)	105,254	766,249
Regeneron Pharmaceuticals, Inc. *	59,883	70,942,791
REGENXBIO, Inc. *	22,316	272,702
Relay Therapeutics, Inc. *	40,776	276,869
Repligen Corp. *	29,392	4,436,135
Replimune Group, Inc. *	29,922	304,307
Revance Therapeutics, Inc. *	60,577	397,991
REVOLUTION Medicines, Inc. *	73,594	3,137,312
Revvity, Inc.	69,635	8,533,073
Rhythm Pharmaceuticals, Inc. *	29,412	1,390,893
Rocket Pharmaceuticals, Inc. *	39,697	748,288
Roivant Sciences Ltd. *	193,082	2,361,393
Royalty Pharma PLC, Class A	220,077	6,388,835
Sage Therapeutics, Inc. *	33,675	283,880
Sana Biotechnology, Inc. *	60,958	368,796
Sangamo Therapeutics, Inc. *	126,965	107,666
Sarepta Therapeutics, Inc. *	53,081	7,207,338
Scholar Rock Holding Corp. *	28,337	263,534
Scilex Holding Co. *(d)	38,288	33,023
Seres Therapeutics, Inc. *(a)	56,512	45,243
SIGA Technologies, Inc.	21,696	195,915
Sotera Health Co. *	69,962	1,080,213
SpringWorks Therapeutics, Inc. *	34,933	1,457,055
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stoke Therapeutics, Inc. *	24,704	359,443
Summit Therapeutics, Inc. *	79,452	1,031,287
Supernus Pharmaceuticals, Inc. *	31,077	1,092,667
Syndax Pharmaceuticals, Inc. *	43,367	891,192
Tango Therapeutics, Inc. *	29,287	346,465
Tarsus Pharmaceuticals, Inc. *	16,625	450,704
TG Therapeutics, Inc. *	79,385	1,864,754
Theravance Biopharma, Inc. *	15,741	129,863
Thermo Fisher Scientific, Inc.	215,466	132,526,673
Third Harmonic Bio, Inc. *	6,349	73,331
Travere Therapeutics, Inc. *	36,118	342,037
Twist Bioscience Corp. *	31,790	1,374,600
Tyra Biosciences, Inc. *	13,071	297,496
Ultragenyx Pharmaceutical, Inc. *	51,020	2,896,916
uniQure NV *	24,576	143,770
United Therapeutics Corp. *	24,999	9,088,386
Vanda Pharmaceuticals, Inc. *	29,103	153,955
Vaxcyte, Inc. *	57,218	4,620,926
Ventyx Biosciences, Inc. *	27,684	61,735
Vera Therapeutics, Inc. *	24,297	918,913
Veracyte, Inc. *	40,951	1,292,004
Vericel Corp. *	26,622	1,375,026
Vertex Pharmaceuticals, Inc. *	145,743	72,272,496
Verve Therapeutics, Inc. *	20,127	134,851
Viatris, Inc.	678,009	8,190,349
Viking Therapeutics, Inc. *	62,740	4,022,889
Vir Biotechnology, Inc. *	52,656	434,939
Viridian Therapeutics, Inc. *	30,352	445,567
Waters Corp. *	33,322	11,541,075
West Pharmaceutical Services, Inc.	41,173	12,913,088
Xencor, Inc. *	33,500	585,915
Y-mAbs Therapeutics, Inc. *	17,402	249,023
Zentalis Pharmaceuticals, Inc. *	33,234	115,322
Zoetis, Inc.	257,981	47,336,934
Zura Bio Ltd. *(a)	6,798	28,076
		2,212,525,476

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	62,710	306,652
CBRE Group, Inc., Class A *	170,440	19,624,462
Compass, Inc., Class A *	185,538	951,810
CoStar Group, Inc. *	230,277	17,800,412
Cushman & Wakefield PLC *	109,932	1,429,116
DigitalBridge Group, Inc.	93,656	1,169,763
eXp World Holdings, Inc.	40,897	480,949
Forestar Group, Inc. *	11,826	365,896
FRP Holdings, Inc. *	7,078	209,650
Howard Hughes Holdings, Inc. *	17,527	1,318,381
Jones Lang LaSalle, Inc. *	27,040	6,901,419
Kennedy-Wilson Holdings, Inc.	68,396	760,564
Marcus & Millichap, Inc.	13,790	547,049
Newmark Group, Inc., Class A	71,343	986,674
Offerpad Solutions, Inc. *(a)	532	2,069
Opendoor Technologies, Inc. *	280,812	603,746
RE/MAX Holdings, Inc., Class A *	10,252	116,053
Redfin Corp. *	60,154	561,838
RMR Group, Inc., Class A	7,974	203,257
Seaport Entertainment Group, Inc. *	1,944	59,836
Seritage Growth Properties, Class A *	24,787	115,260
St. Joe Co.	20,557	1,220,469
Star Holdings *	7,729	103,569
Tejon Ranch Co. *	14,348	256,686
Zillow Group, Inc., Class C *	119,312	6,597,954
		62,693,534

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 10.0%
ACM Research, Inc., Class A *	26,084	470,555
Advanced Micro Devices, Inc. *	912,420	135,549,115
Aehr Test Systems *	14,329	217,944
Allegro MicroSystems, Inc. *	54,119	1,327,539
Alpha & Omega Semiconductor Ltd. *	12,026	502,807
Ambarella, Inc. *	21,172	1,263,968
Amkor Technology, Inc.	57,017	1,875,859
Analog Devices, Inc.	280,058	65,768,821
Applied Materials, Inc.	468,699	92,455,565
Astera Labs, Inc. *(a)	12,459	536,485
Axcelis Technologies, Inc. *	17,889	1,955,804
Broadcom, Inc.	2,459,056	400,383,498
CEVA, Inc. *	12,681	303,583
Cirrus Logic, Inc. *	30,748	4,479,676
Cohu, Inc. *	26,342	708,863
Credo Technology Group Holding Ltd. *	70,775	2,470,755
Diodes, Inc. *	25,161	1,753,470
Enphase Energy, Inc. *	76,764	9,291,515
Entegris, Inc.	84,795	9,825,197
First Solar, Inc. *	60,347	13,721,097
FormFactor, Inc. *	43,124	2,103,158
Ichor Holdings Ltd. *	20,484	635,004
Impinj, Inc. *	12,885	2,165,969
indie Semiconductor, Inc., Class A *	89,729	372,375
Intel Corp.	2,401,259	52,923,748
KLA Corp.	76,007	62,282,416
Kulicke & Soffa Industries, Inc.	31,486	1,379,402
Lam Research Corp.	73,802	60,592,180
Lattice Semiconductor Corp. *	78,023	3,695,169
MACOM Technology Solutions Holdings, Inc. *	30,855	3,370,292
Marvell Technology, Inc.	487,635	37,177,292
MaxLinear, Inc. *	41,710	633,158
Microchip Technology, Inc.	305,489	25,098,976
Micron Technology, Inc.	624,241	60,076,954
MKS Instruments, Inc.	35,583	4,242,561
Monolithic Power Systems, Inc.	27,490	25,694,353
Navitas Semiconductor Corp. *	67,989	205,327
NVIDIA Corp.	13,885,798	1,657,547,707
NXP Semiconductors NV	144,177	36,961,216
ON Semiconductor Corp. *	241,782	18,827,564
Onto Innovation, Inc. *	27,651	5,895,746
PDF Solutions, Inc. *	16,317	514,801
Photronics, Inc. *	35,229	911,022
Power Integrations, Inc.	31,914	2,141,429
Qorvo, Inc. *	54,503	6,316,353
QUALCOMM, Inc.	630,694	110,560,658
Rambus, Inc. *	60,684	2,713,789
Rigetti Computing, Inc. *(a)	55,692	51,036
Semtech Corp. *	34,979	1,532,780
Silicon Laboratories, Inc. *	18,474	2,186,767
SiTime Corp. *	10,353	1,497,665
SkyWater Technology, Inc. *	16,381	146,938
Skyworks Solutions, Inc.	90,158	9,880,415
SMART Global Holdings, Inc. *	28,635	593,317
SolarEdge Technologies, Inc. *	31,441	764,960
Synaptics, Inc. *	23,273	1,894,888
Teradyne, Inc.	88,372	12,083,104
Texas Instruments, Inc.	513,663	110,098,528
Ultra Clean Holdings, Inc. *	24,302	916,185
Universal Display Corp.	24,239	4,695,579
Veeco Instruments, Inc. *	32,267	1,145,156
Wolfspeed, Inc. *	75,508	736,203
		3,078,124,256

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 11.2%
8x8, Inc. *	95,525	179,587
A10 Networks, Inc.	36,051	496,422
Accenture PLC, Class A	354,907	121,360,449
ACI Worldwide, Inc. *	59,919	3,017,521
Adeia, Inc.	58,316	734,782
Adobe, Inc. *	252,749	145,181,553
Agilysys, Inc. *	10,980	1,241,838
Akamai Technologies, Inc. *	86,844	8,844,193
Alarm.com Holdings, Inc. *	28,167	1,677,063
Alkami Technology, Inc. *	25,843	861,606
Altair Engineering, Inc., Class A *	32,819	2,965,525
Amplitude, Inc., Class A *	49,797	438,712
ANSYS, Inc. *	49,408	15,880,719
Appfolio, Inc., Class A *	11,715	2,717,763
Appian Corp., Class A *	23,618	766,168
Applied Digital Corp. *(a)	33,555	122,476
AppLovin Corp., Class A *	102,231	9,494,193
Asana, Inc., Class A *	48,206	677,776
ASGN, Inc. *	25,392	2,441,695
Aspen Technology, Inc. *	15,436	3,614,185
Atlassian Corp., Class A *	90,255	14,946,228
Aurora Innovation, Inc. *	528,871	2,469,828
Autodesk, Inc. *	120,447	31,123,505
AvePoint, Inc. *	48,562	560,891
Bentley Systems, Inc., Class B	133,559	6,874,282
BigCommerce Holdings, Inc. *	40,103	235,004
Bill Holdings, Inc. *	55,235	3,013,622
Blackbaud, Inc. *	23,409	1,956,992
BlackLine, Inc. *	28,439	1,409,152
Blend Labs, Inc., Class A *	91,171	334,598
Box, Inc., Class A *	80,045	2,609,467
Braze, Inc., Class A *	34,091	1,526,595
C3.ai, Inc., Class A *	52,881	1,234,243
Cadence Design Systems, Inc. *	153,564	41,297,966
CCC Intelligent Solutions Holdings, Inc. *	183,386	1,976,901
Cipher Mining, Inc. *	63,528	222,983
Cleanspark, Inc. *	130,445	1,394,457
Clear Secure, Inc., Class A	49,650	1,508,863
Clearwater Analytics Holdings, Inc., Class A *	89,096	2,207,799
Cloudflare, Inc., Class A *	169,000	13,881,660
Cognizant Technology Solutions Corp., Class A	280,788	21,836,883
CommVault Systems, Inc. *	24,146	3,752,288
Confluent, Inc., Class A *	139,670	2,963,797
Consensus Cloud Solutions, Inc. *	9,701	233,697
Core Scientific, Inc. *	94,652	976,809
Couchbase, Inc. *	19,391	380,451
Crowdstrike Holdings, Inc., Class A *	129,971	36,038,359
CS Disco, Inc. *	18,116	100,181
Datadog, Inc., Class A *	173,509	20,172,156
Digimarc Corp. *	7,514	215,577
Digital Turbine, Inc. *	91,864	295,802
DigitalOcean Holdings, Inc. *	32,410	1,213,106
DocuSign, Inc. *	114,810	6,797,900
Dolby Laboratories, Inc., Class A	34,761	2,480,545
DoubleVerify Holdings, Inc. *	77,213	1,521,096
Dropbox, Inc., Class A *	137,010	3,444,431
DXC Technology Co. *	103,539	2,140,151
Dynatrace, Inc. *	135,736	6,870,956
E2open Parent Holdings, Inc. *	95,812	429,238
Elastic NV *	47,138	3,591,444
Enfusion, Inc., Class A *	23,553	195,254
Envestnet, Inc. *	27,376	1,717,844
EPAM Systems, Inc. *	33,092	6,643,550
SECURITY	NUMBER OF SHARES	VALUE ($)
EverCommerce, Inc. *	15,801	169,229
Expensify, Inc., Class A *	51,523	119,533
Fair Isaac Corp. *	13,958	24,151,109
Fastly, Inc., Class A *	79,479	478,464
Five9, Inc. *	43,359	1,398,328
Fortinet, Inc. *	357,439	27,419,146
Freshworks, Inc., Class A *	107,342	1,253,755
Gartner, Inc. *	43,681	21,489,305
Gen Digital, Inc.	307,672	8,141,001
Gitlab, Inc., Class A *	62,305	2,953,257
GoDaddy, Inc., Class A *	79,168	13,253,515
Grid Dynamics Holdings, Inc. *	30,696	427,288
Guidewire Software, Inc. *	47,432	7,056,459
Hackett Group, Inc.	13,113	347,494
HashiCorp, Inc., Class A *	83,221	2,824,521
HubSpot, Inc. *	28,730	14,338,281
Hut 8 Corp. *(a)	29,579	299,044
iLearningEngines Holdings, Inc. *(a)	36,736	51,063
Informatica, Inc., Class A *	21,582	537,608
Instructure Holdings, Inc. *	9,408	220,429
Intapp, Inc. *	22,273	1,029,013
InterDigital, Inc.	14,726	2,040,435
International Business Machines Corp.	518,175	104,738,713
Intuit, Inc.	158,122	99,657,972
Jamf Holding Corp. *	31,556	583,786
Kaltura, Inc. *	38,689	52,617
Klaviyo, Inc., Class A *	35,511	1,117,176
Kyndryl Holdings, Inc. *	127,567	3,022,062
LiveRamp Holdings, Inc. *	35,741	926,407
Manhattan Associates, Inc. *	34,993	9,253,199
Marathon Digital Holdings, Inc. *	155,666	2,599,622
Matterport, Inc. *	134,068	607,328
MeridianLink, Inc. *	11,007	251,290
Microsoft Corp.	4,195,545	1,750,129,641
MicroStrategy, Inc., Class A *	89,363	11,833,448
MongoDB, Inc. *	41,535	12,077,963
N-able, Inc. *	39,039	502,042
nCino, Inc. *	33,891	1,015,374
NCR Voyix Corp. *	74,242	1,001,525
NextNav, Inc. *	38,326	293,960
Nutanix, Inc., Class A *	136,672	8,636,304
Okta, Inc. *	90,823	7,150,495
Olo, Inc., Class A *	61,798	324,439
ON24, Inc. *	23,457	151,298
OneSpan, Inc. *	20,646	332,813
Oracle Corp.	900,295	127,202,681
PagerDuty, Inc. *	53,038	1,049,092
Palantir Technologies, Inc., Class A *	1,119,728	35,249,037
Palo Alto Networks, Inc. *	182,495	66,194,586
Pegasystems, Inc.	24,073	1,706,294
Perficient, Inc. *	19,766	1,485,810
PowerSchool Holdings, Inc., Class A *	31,735	720,702
Procore Technologies, Inc. *	52,322	3,101,125
Progress Software Corp.	23,942	1,392,227
PROS Holdings, Inc. *	22,907	461,118
PTC, Inc. *	67,107	12,018,193
Q2 Holdings, Inc. *	35,031	2,599,650
Qualys, Inc. *	20,455	2,560,352
Rackspace Technology, Inc. *	36,786	84,608
Rapid7, Inc. *	33,970	1,284,406
RingCentral, Inc., Class A *	47,749	1,591,474
Riot Platforms, Inc. *	151,123	1,137,956
Roper Technologies, Inc.	60,458	33,518,520
Rubrik, Inc., Class A *	15,488	539,292
Salesforce, Inc.	548,266	138,656,471
Samsara, Inc., Class A *	108,865	4,471,086
SEMrush Holdings, Inc., Class A *	17,180	236,053
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SentinelOne, Inc., Class A *	164,582	3,877,552
ServiceNow, Inc. *	115,762	98,976,510
Smartsheet, Inc., Class A *	77,155	3,765,164
Snowflake, Inc., Class A *	188,025	21,478,096
SolarWinds Corp.	26,818	343,002
SoundHound AI, Inc., Class A *(a)	176,524	863,202
Sprinklr, Inc., Class A *	68,706	616,293
Sprout Social, Inc., Class A *	27,431	853,104
SPS Commerce, Inc. *	21,144	4,223,303
Squarespace, Inc., Class A *	28,503	1,296,316
Synopsys, Inc. *	86,208	44,791,953
Telos Corp. *	25,762	94,031
Tenable Holdings, Inc. *	65,959	2,722,787
Teradata Corp. *	56,302	1,589,968
Thoughtworks Holding, Inc. *	66,948	291,224
Tucows, Inc., Class A *	7,627	163,294
Twilio, Inc., Class A *	98,189	6,162,342
Tyler Technologies, Inc. *	23,979	14,096,535
UiPath, Inc., Class A *	230,638	2,970,617
Unisys Corp. *	35,576	196,735
Unity Software, Inc. *	143,415	2,347,704
Varonis Systems, Inc. *	64,917	3,674,302
Verint Systems, Inc. *	35,298	1,113,652
VeriSign, Inc. *	49,104	9,030,226
Vertex, Inc., Class A *	29,593	1,144,953
Weave Communications, Inc. *	15,986	180,322
Workday, Inc., Class A *	119,757	31,518,845
Workiva, Inc. *	27,099	2,118,329
Xperi, Inc. *	25,476	224,698
Yext, Inc. *	57,769	294,044
Zeta Global Holdings Corp., Class A *	88,986	2,350,120
Zoom Video Communications, Inc., Class A *	148,052	10,227,432
Zscaler, Inc. *	51,119	10,222,778
Zuora, Inc., Class A *	87,286	767,244
		3,445,615,938

Technology Hardware & Equipment 8.0%
908 Devices, Inc. *	20,094	79,371
ADTRAN Holdings, Inc. *	38,998	217,609
Advanced Energy Industries, Inc.	20,901	2,217,387
Aeva Technologies, Inc. *	16,252	53,632
Amphenol Corp., Class A	677,544	45,700,343
Apple, Inc.	8,136,741	1,863,313,689
Arista Networks, Inc. *	143,407	50,677,166
Arlo Technologies, Inc. *	52,661	618,240
Arrow Electronics, Inc. *	29,576	3,995,126
Avnet, Inc.	50,603	2,792,274
Badger Meter, Inc.	16,174	3,347,048
Bel Fuse, Inc., Class B	6,025	408,676
Belden, Inc.	23,750	2,547,900
Benchmark Electronics, Inc.	20,028	851,390
Calix, Inc. *	32,880	1,224,451
CDW Corp.	76,101	17,171,430
Ciena Corp. *	81,493	4,698,071
Cisco Systems, Inc.	2,286,904	115,580,128
Clearfield, Inc. *	6,807	253,901
Cognex Corp.	96,827	3,909,874
Coherent Corp. *	74,155	5,780,382
CommScope Holding Co., Inc. *	131,407	507,231
Corning, Inc.	436,837	18,281,628
Corsair Gaming, Inc. *	22,224	154,901
Crane NXT Co.	26,471	1,555,171
CTS Corp.	17,412	857,541
Dell Technologies, Inc., Class C	150,389	17,375,945
Diebold Nixdorf, Inc. *	21,176	949,108
Digi International, Inc. *	20,526	604,696
SECURITY	NUMBER OF SHARES	VALUE ($)
ePlus, Inc. *	14,664	1,407,157
Evolv Technologies Holdings, Inc. *	42,320	166,741
Extreme Networks, Inc. *	71,737	1,129,858
F5, Inc. *	33,003	6,704,559
Fabrinet *	20,256	4,935,374
FARO Technologies, Inc. *	10,360	186,480
Harmonic, Inc. *	62,846	908,125
Hewlett Packard Enterprise Co.	731,831	14,175,566
HP, Inc.	488,113	17,659,928
Infinera Corp. *	115,394	725,828
Insight Enterprises, Inc. *	15,591	3,384,338
IonQ, Inc. *(a)	95,202	706,399
IPG Photonics Corp. *	15,973	1,092,074
Itron, Inc. *	25,331	2,589,335
Jabil, Inc.	68,352	7,469,507
Juniper Networks, Inc.	185,206	7,200,809
Keysight Technologies, Inc. *	98,478	15,177,429
Kimball Electronics, Inc. *	14,200	261,990
Knowles Corp. *	53,053	978,828
Lightwave Logic, Inc. *(a)	92,608	273,194
Littelfuse, Inc.	13,761	3,745,744
Lumentum Holdings, Inc. *	38,172	2,199,089
Methode Electronics, Inc.	20,199	210,474
MicroVision, Inc. *(a)	96,584	91,581
Mirion Technologies, Inc. *	102,113	1,106,905
Motorola Solutions, Inc.	94,112	41,601,268
Napco Security Technologies, Inc.	15,822	733,824
NetApp, Inc.	116,201	14,027,785
NETGEAR, Inc. *	16,585	269,175
NetScout Systems, Inc. *	42,635	915,800
nLight, Inc. *	24,653	294,357
Novanta, Inc. *	20,302	3,720,951
OSI Systems, Inc. *	8,639	1,294,727
Ouster, Inc. *	27,506	195,018
PAR Technology Corp. *	20,329	1,097,563
PC Connection, Inc.	5,785	422,768
Plexus Corp. *	15,099	1,934,333
Pure Storage, Inc., Class A *	172,861	8,866,041
Ribbon Communications, Inc. *	50,672	172,791
Rogers Corp. *	9,418	1,010,175
Sanmina Corp. *	32,269	2,238,823
ScanSource, Inc. *	13,171	670,931
Seagate Technology Holdings PLC	109,716	10,922,228
SmartRent, Inc. *	105,884	180,003
Super Micro Computer, Inc. *	28,348	12,407,920
TD SYNNEX Corp.	43,631	5,297,676
TE Connectivity Ltd.	172,642	26,517,811
Teledyne Technologies, Inc. *	26,638	11,528,926
Trimble, Inc. *	137,863	7,815,453
TTM Technologies, Inc. *	58,835	1,144,341
Ubiquiti, Inc.	2,172	420,325
Viasat, Inc. *	42,895	673,451
Viavi Solutions, Inc. *	125,225	1,078,187
Vishay Intertechnology, Inc.	70,245	1,415,437
Vontier Corp.	87,458	3,063,654
Western Digital Corp. *	185,183	12,146,153
Xerox Holdings Corp.	64,379	729,414
Zebra Technologies Corp., Class A *	28,897	9,980,446
		2,444,999,376

Telecommunication Services 0.8%
Anterix, Inc. *	11,122	394,497
AT&T, Inc.	4,048,787	80,570,861
ATN International, Inc.	5,570	149,053
Bandwidth, Inc., Class A *	12,836	220,266
Cogent Communications Holdings, Inc.	23,770	1,663,425
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consolidated Communications Holdings, Inc. *	42,061	192,219
Frontier Communications Parent, Inc. *	125,115	3,603,312
GCI Liberty, Inc. *(d)	47,809	0
Globalstar, Inc. *	417,158	521,448
Gogo, Inc. *	37,792	301,202
IDT Corp., Class B	11,603	445,091
Iridium Communications, Inc.	70,273	1,813,043
Liberty Global Ltd., Class C *	192,438	3,785,256
Liberty Latin America Ltd., Class C *	89,375	846,381
Lumen Technologies, Inc. *	572,988	3,008,187
Shenandoah Telecommunications Co.	28,715	434,171
Telephone & Data Systems, Inc.	56,570	1,336,183
T-Mobile U.S., Inc.	290,790	57,785,789
U.S. Cellular Corp. *	7,821	435,004
Verizon Communications, Inc.	2,376,127	99,274,586
		256,779,974

Transportation 1.6%
Air Transport Services Group, Inc. *	31,222	526,403
Alaska Air Group, Inc. *	70,452	2,544,022
Allegiant Travel Co.	8,571	360,668
American Airlines Group, Inc. *	367,429	3,902,096
ArcBest Corp.	13,229	1,406,243
Avis Budget Group, Inc.	10,954	898,118
CH Robinson Worldwide, Inc.	65,320	6,761,273
CSX Corp.	1,104,157	37,839,460
Delta Air Lines, Inc.	365,171	15,516,116
Expeditors International of Washington, Inc.	79,693	9,834,913
FedEx Corp.	127,808	38,185,196
Forward Air Corp.	18,474	586,919
Frontier Group Holdings, Inc. *	21,046	76,397
GXO Logistics, Inc. *	70,221	3,514,561
Hawaiian Holdings, Inc. *	33,067	572,720
Heartland Express, Inc.	26,515	328,256
Hertz Global Holdings, Inc. *	87,659	266,483
Hub Group, Inc., Class A	35,821	1,688,244
JB Hunt Transport Services, Inc.	45,782	7,929,442
JetBlue Airways Corp. *	185,547	942,579
Joby Aviation, Inc. *(a)	206,682	1,033,410
Kirby Corp. *	33,445	4,010,724
Knight-Swift Transportation Holdings, Inc.	91,216	4,777,894
Landstar System, Inc.	20,140	3,676,758
Lyft, Inc., Class A *	197,825	2,308,618
Marten Transport Ltd.	32,678	570,231
Matson, Inc.	18,939	2,619,264
Norfolk Southern Corp.	127,157	32,572,537
Old Dominion Freight Line, Inc.	100,478	19,372,158
Proficient Auto Logistics, Inc. *	11,702	222,572
RXO, Inc. *	66,137	1,882,259
Ryder System, Inc.	25,103	3,645,960
Saia, Inc. *	14,844	5,578,821
Schneider National, Inc., Class B	20,093	544,721
SkyWest, Inc. *	22,309	1,729,840
Southwest Airlines Co.	336,397	9,728,601
Spirit Airlines, Inc. (a)	76,984	198,619
Sun Country Airlines Holdings, Inc. *	22,663	248,840
Uber Technologies, Inc. *	1,178,525	86,185,533
U-Haul Holding Co., Non Voting Shares	61,383	4,195,528
Union Pacific Corp.	344,295	88,170,507
United Airlines Holdings, Inc. *	186,262	8,202,979
United Parcel Service, Inc., Class B	411,567	52,906,938
SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Logistics Holdings, Inc.	3,740	158,090
Werner Enterprises, Inc.	35,784	1,322,577
XPO, Inc. *	65,741	7,535,233
		477,079,321

Utilities 2.3%
AES Corp.	403,608	6,913,805
ALLETE, Inc.	31,674	2,012,883
Alliant Energy Corp.	146,055	8,510,625
Altus Power, Inc. *	41,122	128,301
Ameren Corp.	151,668	12,514,127
American Electric Power Co., Inc.	296,753	29,758,391
American States Water Co.	20,667	1,682,707
American Water Works Co., Inc.	109,821	15,717,581
Atmos Energy Corp.	85,643	11,196,966
Avangrid, Inc.	39,236	1,400,333
Avista Corp.	42,667	1,648,653
Black Hills Corp.	39,599	2,341,093
California Water Service Group	31,512	1,743,559
CenterPoint Energy, Inc.	362,141	9,886,449
Chesapeake Utilities Corp.	12,006	1,421,750
Clearway Energy, Inc., Class C	64,557	1,869,571
CMS Energy Corp.	169,557	11,506,138
Consolidated Edison, Inc.	195,409	19,845,738
Constellation Energy Corp.	177,981	35,008,863
Dominion Energy, Inc.	474,666	26,533,829
DTE Energy Co.	116,837	14,606,962
Duke Energy Corp.	435,246	49,596,282
Edison International	216,864	18,873,674
Entergy Corp.	119,787	14,457,093
Essential Utilities, Inc.	142,295	5,548,082
Evergy, Inc.	130,926	7,742,964
Eversource Energy	200,770	13,557,998
Exelon Corp.	566,569	21,580,613
FirstEnergy Corp.	291,407	12,798,595
Hawaiian Electric Industries, Inc. *	60,932	653,800
IDACORP, Inc.	28,360	2,890,168
MGE Energy, Inc.	20,250	1,755,776
Middlesex Water Co.	9,771	615,671
Montauk Renewables, Inc. *	33,555	157,373
National Fuel Gas Co.	51,187	3,058,935
New Jersey Resources Corp.	56,592	2,620,775
NextEra Energy, Inc.	1,158,735	93,289,755
NiSource, Inc.	254,154	8,402,331
Northwest Natural Holding Co.	20,311	816,908
Northwestern Energy Group, Inc.	33,314	1,811,948
NRG Energy, Inc.	116,764	9,926,108
OGE Energy Corp.	111,652	4,416,953
Oklo, Inc. *(a)	40,898	244,161
ONE Gas, Inc.	33,831	2,332,309
Ormat Technologies, Inc.	31,996	2,384,662
Otter Tail Corp.	22,911	1,937,125
PG&E Corp.	1,204,737	23,733,319
Pinnacle West Capital Corp.	63,736	5,578,175
Portland General Electric Co.	57,140	2,749,005
PPL Corp.	418,313	13,348,368
Public Service Enterprise Group, Inc.	281,481	22,729,591
Sempra	356,870	29,327,576
SJW Group	17,237	1,016,811
Southern Co.	616,762	53,288,237
Southwest Gas Holdings, Inc.	33,368	2,426,521
Spire, Inc.	32,113	2,118,495
Sunnova Energy International, Inc. *	63,008	700,019
TXNM Energy, Inc.	52,943	2,169,604
UGI Corp.	116,931	2,912,751
Unitil Corp.	8,367	504,530
Vistra Corp.	184,298	15,744,578
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	178,412	16,597,668
Xcel Energy, Inc.	314,795	19,274,898
York Water Co.	7,252	282,683
		712,221,212
Total Common Stocks (Cost $16,153,158,109)		30,607,791,829

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (e)	16,810,306	16,810,306
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (e)(f)	26,109,231	26,109,231
		42,919,537
Total Short-Term Investments (Cost $42,919,537)		42,919,537
Total Investments in Securities (Cost $16,196,077,646)		30,650,711,366

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	178	50,382,900	943,200

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,884,147.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2023, and/or Value at August 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/24	BALANCE OF SHARES HELD AT 8/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($59,192 )	($201,142 )	$203,022	$—	—	$—
Tupperware Brands Corp.	—	1,631	(167)	78	(28,634)	27,290	22,742	—
						27,290

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	—	17,161	(6,375)	920	100,779	439,287	126,232	4,928

Financial Services 0.2%
Charles Schwab Corp.	46,580,980	4,051,046	(784,595)	(22,612)	4,554,253	54,379,072	835,316	810,733

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	89,563	(91,154)	(845,649)	1,069,782	329,741	39,680	—

Transportation 0.0%
Daseke, Inc.	—	3,432	(198,871)	81,322	(10,062)	—	—	—
Total	$46,580,980	$4,162,833	($1,140,354 )	($987,083 )	$5,889,140	$55,175,390		$815,661
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$26,628,102,558	$—	$—	$26,628,102,558
Health Care Equipment & Services	1,510,383,821	—	0 *	1,510,383,821
Pharmaceuticals, Biotechnology & Life Sciences	2,212,492,453	—	33,023	2,212,525,476
Telecommunication Services	256,779,974	—	0 *	256,779,974
Short-Term Investments[1]	42,919,537	—	—	42,919,537
Futures Contracts[2]	943,200	—	—	943,200
Total	$30,651,621,543	$—	$33,023	$30,651,654,566

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $39,463,189) including securities on loan of $23,160		$55,175,390
Investments in securities, at value - unaffiliated issuers (cost $16,156,614,457) including securities on loan of $24,860,987		30,595,535,976
Cash		1,791
Deposit with broker for futures contracts		3,292,800
Receivables:
Dividends		33,254,680
Variation margin on future contracts		434,251
Income from securities on loan		250,918
Foreign tax reclaims	+	32,912
Total assets		30,687,978,718

Liabilities
Collateral held for securities on loan		26,109,231
Payables:
Management fees	+	802,804
Total liabilities		26,912,035
Net assets		$30,661,066,683

Net Assets by Source
Capital received from investors		$16,838,881,296
Total distributable earnings	+	13,822,185,387
Net assets		$30,661,066,683

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$30,661,066,683		1,407,300,000		$21.79

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $128,754)		$371,583,290
Dividends received from securities - affiliated issuers		815,661
Other Interest		157,142
Securities on loan, net	+	1,971,818
Total investment income		374,527,911

Expenses
Management fees		7,941,537
Total expenses	–	7,941,537
Net investment income		366,586,374

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,115,377)
Net realized losses on sales of securities - unaffiliated issuers		(151,176,887)
Net realized gains on sales of in-kind redemptions - affiliated issuers		128,294
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		75,405,195
Net realized gains on futures contracts	+	7,423,420
Net realized losses		(69,335,355)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		5,889,140
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		5,946,200,606
Net change in unrealized appreciation (depreciation) on futures contracts	+	767,224
Net change in unrealized appreciation (depreciation)	+	5,952,856,970
Net realized and unrealized gains		5,883,521,615
Increase in net assets resulting from operations		$6,250,107,989
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$366,586,374	$344,248,322
Net realized gains (losses)		(69,335,355)	411,030,993
Net change in unrealized appreciation (depreciation)	+	5,952,856,970	2,265,097,115
Increase in net assets resulting from operations		$6,250,107,989	$3,020,376,430

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($365,831,010 )	($337,594,345 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		74,400,000	$1,443,925,895	106,500,000	$1,616,821,269
Shares redeemed	+	(6,750,000)	(122,444,553)	(80,850,000)	(1,204,382,336)
Net transactions in fund shares		67,650,000	$1,321,481,342	25,650,000	$412,438,933

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,339,650,000	$23,455,308,362	1,314,000,000	$20,360,087,344
Total increase	+	67,650,000	7,205,758,321	25,650,000	3,095,221,018
End of period		1,407,300,000	$30,661,066,683	1,339,650,000	$23,455,308,362

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$21.74	$19.15	$22.41	$17.25	$14.40
Income (loss) from investment operations:
Net investment income (loss)[2]	0.33	0.32	0.29	0.28	0.31
Net realized and unrealized gains (losses)	5.41	2.58	(3.26)	5.17	2.83
Total from investment operations	5.74	2.90	(2.97)	5.45	3.14
Less distributions:
Distributions from net investment income	(0.33)	(0.31)	(0.29)	(0.29)	(0.29)
Net asset value at end of period	$27.15	$21.74	$19.15	$22.41	$17.25
Total return	26.68%	15.31%	(13.36%)	31.95%	22.25%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%[3]	0.05%	0.05%
Net investment income (loss)	1.37%	1.61%	1.36%	1.43%	2.03%
Portfolio turnover rate[4]	3%	4%	4%	5%	5%
Net assets, end of period (x 1,000,000)	$3,736	$2,939	$2,235	$2,090	$1,145

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Aptiv PLC *	19,658	1,406,137
Autoliv, Inc.	5,287	541,759
BorgWarner, Inc.	16,204	552,070
Ford Motor Co.	281,482	3,149,784
Fox Factory Holding Corp. *	2,977	120,509
General Motors Co.	82,207	4,092,264
Gentex Corp.	16,847	527,817
Harley-Davidson, Inc.	9,027	337,971
Lear Corp.	4,043	471,616
Lucid Group, Inc. *(a)	63,142	253,831
Rivian Automotive, Inc., Class A *	50,841	718,383
Tesla, Inc. *	199,777	42,774,253
Thor Industries, Inc.	3,778	405,228
		55,351,622

Banks 3.4%
Bank of America Corp.	489,639	19,952,789
Bank OZK	7,660	332,061
BOK Financial Corp.	2,004	210,320
Citigroup, Inc.	137,451	8,609,931
Citizens Financial Group, Inc.	32,909	1,416,732
Columbia Banking System, Inc.	14,777	372,085
Comerica, Inc.	9,634	550,198
Commerce Bancshares, Inc.	8,474	541,997
Cullen/Frost Bankers, Inc.	4,580	514,013
East West Bancorp, Inc.	10,072	846,753
Fifth Third Bancorp	49,335	2,106,111
First Citizens BancShares, Inc., Class A	850	1,726,095
First Horizon Corp.	39,734	659,187
Home BancShares, Inc.	13,529	376,647
Huntington Bancshares, Inc.	104,578	1,565,533
JPMorgan Chase & Co.	206,765	46,480,772
KeyCorp	68,436	1,167,518
M&T Bank Corp.	12,056	2,074,958
New York Community Bancorp, Inc.	19,120	207,261
Old National Bancorp	22,476	446,149
Pinnacle Financial Partners, Inc.	5,564	554,007
PNC Financial Services Group, Inc.	28,632	5,299,497
Popular, Inc.	5,264	539,560
Prosperity Bancshares, Inc.	7,002	515,207
Regions Financial Corp.	65,726	1,539,303
SouthState Corp.	5,508	534,772
Synovus Financial Corp.	10,413	480,248
Truist Financial Corp.	96,153	4,274,962
U.S. Bancorp	112,113	5,295,097
Valley National Bancorp	31,519	273,585
Webster Financial Corp.	12,243	580,686
Wells Fargo & Co.	251,020	14,677,139
Western Alliance Bancorp	7,900	645,272
Wintrust Financial Corp.	4,684	509,619
Zions Bancorp NA	10,592	524,940
		126,401,004

Capital Goods 6.3%
3M Co.	39,767	5,356,217
A.O. Smith Corp.	8,740	731,713
AAON, Inc.	4,914	469,336
Acuity Brands, Inc.	2,168	552,190
Advanced Drainage Systems, Inc.	4,927	772,357
AECOM	9,753	976,665
AGCO Corp.	4,426	402,943
SECURITY	NUMBER OF SHARES	VALUE ($)
Air Lease Corp.	7,330	339,159
Allegion PLC	6,305	875,386
Allison Transmission Holdings, Inc.	6,362	590,076
AMETEK, Inc.	16,627	2,844,048
API Group Corp. *	17,202	611,531
Applied Industrial Technologies, Inc.	2,760	566,131
Atkore, Inc.	2,625	244,991
Axon Enterprise, Inc. *	5,084	1,855,508
AZEK Co., Inc. *	10,403	443,480
Beacon Roofing Supply, Inc. *	4,531	410,509
Boeing Co. *	41,596	7,226,889
Boise Cascade Co.	2,883	390,992
Builders FirstSource, Inc. *	8,815	1,533,810
BWX Technologies, Inc.	6,503	669,809
Carlisle Cos., Inc.	3,421	1,449,820
Carrier Global Corp.	60,245	4,384,631
Caterpillar, Inc.	35,200	12,534,720
Chart Industries, Inc. *	2,980	364,752
Comfort Systems USA, Inc.	2,583	913,142
Core & Main, Inc., Class A *	12,408	595,956
Crane Co.	3,533	559,557
Cummins, Inc.	9,857	3,083,762
Curtiss-Wright Corp.	2,763	872,721
Deere & Co.	18,661	7,198,294
Donaldson Co., Inc.	8,660	629,842
Dover Corp.	9,913	1,844,115
Eaton Corp. PLC	28,802	8,840,198
EMCOR Group, Inc.	3,372	1,325,398
Emerson Electric Co.	41,130	4,334,691
Esab Corp.	4,019	421,874
Fastenal Co.	41,167	2,810,883
Ferguson Enterprises, Inc.	14,577	2,998,635
Flowserve Corp.	9,675	482,589
Fluor Corp. *	12,168	609,252
Fortive Corp.	25,243	1,878,079
Fortune Brands Innovations, Inc.	9,138	725,649
Franklin Electric Co., Inc.	2,851	296,105
GE Vernova, Inc. *	19,775	3,974,775
Generac Holdings, Inc. *	4,320	676,210
General Dynamics Corp.	16,336	4,890,345
General Electric Co.	78,802	13,760,405
Graco, Inc.	12,260	1,021,871
HEICO Corp.	7,250	1,860,060
Hexcel Corp.	5,995	379,424
Honeywell International, Inc.	46,912	9,753,474
Howmet Aerospace, Inc.	27,935	2,700,197
Hubbell, Inc.	3,852	1,540,492
Huntington Ingalls Industries, Inc.	2,853	806,743
IDEX Corp.	5,458	1,126,968
Illinois Tool Works, Inc.	19,547	4,948,909
Ingersoll Rand, Inc.	28,980	2,650,221
ITT, Inc.	5,873	817,639
Johnson Controls International PLC	48,622	3,542,113
L3Harris Technologies, Inc.	13,635	3,226,995
Lennox International, Inc.	2,319	1,368,651
Leonardo DRS, Inc. *	5,048	144,070
Lincoln Electric Holdings, Inc.	4,135	800,577
Lockheed Martin Corp.	15,385	8,740,219
Masco Corp.	15,752	1,253,229
MasTec, Inc. *	4,417	499,695
Middleby Corp. *	3,813	536,184
MSC Industrial Direct Co., Inc., Class A	3,367	276,902
Mueller Industries, Inc.	8,234	598,694
Nordson Corp.	3,880	995,453
Northrop Grumman Corp.	10,001	5,232,623
nVent Electric PLC	11,891	808,112
Oshkosh Corp.	4,650	501,782
Otis Worldwide Corp.	29,093	2,754,816
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Owens Corning	6,236	1,052,200
PACCAR, Inc.	37,669	3,623,004
Parker-Hannifin Corp.	9,260	5,557,852
Pentair PLC	11,955	1,060,289
Plug Power, Inc. *(a)	49,563	93,178
Quanta Services, Inc.	10,554	2,903,722
RBC Bearings, Inc. *	2,107	627,570
Regal Rexnord Corp.	4,817	808,341
Rockwell Automation, Inc.	8,224	2,237,175
RTX Corp.	95,743	11,808,942
Sensata Technologies Holding PLC	10,915	420,773
Simpson Manufacturing Co., Inc.	3,033	555,221
SiteOne Landscape Supply, Inc. *	3,241	459,768
Snap-on, Inc.	3,785	1,073,956
Stanley Black & Decker, Inc.	10,986	1,124,527
Textron, Inc.	13,774	1,256,189
Timken Co.	4,692	396,615
Toro Co.	7,448	689,685
Trane Technologies PLC	16,306	5,897,228
TransDigm Group, Inc.	4,030	5,534,036
Trex Co., Inc. *	7,822	498,574
UFP Industries, Inc.	4,393	534,496
United Rentals, Inc.	4,791	3,551,377
Valmont Industries, Inc.	1,441	411,780
Vertiv Holdings Co.	24,877	2,065,537
Watsco, Inc.	2,304	1,095,368
Watts Water Technologies, Inc., Class A	1,943	382,188
WESCO International, Inc.	3,133	518,136
Westinghouse Air Brake Technologies Corp.	12,741	2,160,491
WillScot Holdings Corp. *	13,670	526,842
Woodward, Inc.	4,428	737,926
WW Grainger, Inc.	3,152	3,104,468
Xylem, Inc.	17,391	2,391,784
Zurn Elkay Water Solutions Corp.	10,122	328,256
		234,693,747

Commercial & Professional Services 1.5%
Automatic Data Processing, Inc.	29,492	8,137,138
Booz Allen Hamilton Holding Corp., Class A	9,360	1,486,181
Broadridge Financial Solutions, Inc.	8,468	1,802,498
CACI International, Inc., Class A *	1,616	788,802
Casella Waste Systems, Inc., Class A *	4,165	449,237
Cintas Corp.	6,217	5,005,431
Clarivate PLC *	30,983	212,543
Clean Harbors, Inc. *	3,587	882,043
Copart, Inc. *	62,904	3,331,396
Dayforce, Inc. *	11,370	650,023
Dun & Bradstreet Holdings, Inc.	17,188	206,256
Equifax, Inc.	8,876	2,726,086
ExlService Holdings, Inc. *	11,876	433,949
Exponent, Inc.	3,577	387,282
FTI Consulting, Inc. *	2,550	582,190
Genpact Ltd.	11,725	459,972
Jacobs Solutions, Inc.	8,961	1,352,036
KBR, Inc.	9,672	670,850
Leidos Holdings, Inc.	9,724	1,541,351
Maximus, Inc.	4,401	406,036
MSA Safety, Inc.	2,623	479,038
Parsons Corp. *	2,909	277,693
Paychex, Inc.	23,048	3,023,898
Paycom Software, Inc.	3,433	558,824
Paylocity Holding Corp. *	3,165	510,831
RB Global, Inc.	13,132	1,131,059
Republic Services, Inc.	14,736	3,068,182
Robert Half, Inc.	7,477	468,584
SECURITY	NUMBER OF SHARES	VALUE ($)
Rollins, Inc.	20,349	1,021,113
Science Applications International Corp.	3,697	482,791
SS&C Technologies Holdings, Inc.	15,532	1,166,298
Tetra Tech, Inc.	3,870	920,054
TransUnion	14,119	1,366,860
TriNet Group, Inc.	2,237	230,031
Veralto Corp.	15,774	1,773,471
Verisk Analytics, Inc.	10,271	2,802,134
Vestis Corp.	9,119	128,304
Waste Management, Inc.	26,242	5,564,354
		56,484,819

Consumer Discretionary Distribution & Retail 5.3%
Amazon.com, Inc. *	659,383	117,699,866
Asbury Automotive Group, Inc. *	1,477	362,810
AutoNation, Inc. *	1,756	312,533
AutoZone, Inc. *	1,245	3,960,943
Bath & Body Works, Inc.	15,923	489,791
Best Buy Co., Inc.	13,951	1,400,680
Burlington Stores, Inc. *	4,573	1,226,662
CarMax, Inc. *	11,320	957,106
Carvana Co. *	7,603	1,145,164
Dick's Sporting Goods, Inc.	4,179	990,256
Dillard's, Inc., Class A	237	80,336
eBay, Inc.	36,503	2,157,327
Etsy, Inc. *	8,556	471,350
Five Below, Inc. *	3,940	297,194
Floor & Decor Holdings, Inc., Class A *	7,726	868,711
GameStop Corp., Class A *	19,456	455,660
Genuine Parts Co.	9,968	1,428,016
Home Depot, Inc.	71,358	26,295,423
Lithia Motors, Inc.	1,964	591,321
LKQ Corp.	19,065	792,913
Lowe's Cos., Inc.	41,212	10,241,182
Murphy USA, Inc.	1,356	704,618
Ollie's Bargain Outlet Holdings, Inc. *	4,375	391,825
O'Reilly Automotive, Inc. *	4,241	4,792,203
Penske Automotive Group, Inc.	1,391	236,609
Pool Corp.	2,779	977,152
RH *	1,080	273,996
Ross Stores, Inc.	24,178	3,641,449
TJX Cos., Inc.	81,588	9,567,825
Tractor Supply Co.	7,738	2,070,302
Ulta Beauty, Inc. *	3,444	1,215,181
Valvoline, Inc. *	9,235	389,717
Wayfair, Inc., Class A *	6,998	297,765
Williams-Sonoma, Inc.	9,256	1,243,358
		198,027,244

Consumer Durables & Apparel 1.0%
Brunswick Corp.	4,926	389,400
Capri Holdings Ltd. *	8,260	295,047
Columbia Sportswear Co.	2,478	200,049
Crocs, Inc. *	4,320	631,454
Deckers Outdoor Corp. *	1,844	1,768,931
DR Horton, Inc.	21,295	4,019,644
Garmin Ltd.	11,016	2,019,123
Hasbro, Inc.	9,320	635,251
KB Home	5,280	441,989
Lennar Corp., Class A	17,619	3,207,715
Lululemon Athletica, Inc. *	8,213	2,131,027
Mattel, Inc. *	25,333	480,820
Meritage Homes Corp.	2,635	521,914
Mohawk Industries, Inc. *	3,768	584,568
Newell Brands, Inc.	26,541	188,176
NIKE, Inc., Class B	87,103	7,257,422
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NVR, Inc. *	225	2,063,803
Polaris, Inc.	3,812	322,686
PulteGroup, Inc.	15,200	2,001,080
PVH Corp.	4,079	402,557
Ralph Lauren Corp.	2,775	475,246
SharkNinja, Inc.	3,613	346,198
Skechers USA, Inc., Class A *	9,515	651,587
Tapestry, Inc.	16,661	682,601
Taylor Morrison Home Corp. *	7,636	514,132
Tempur Sealy International, Inc.	12,699	665,809
Toll Brothers, Inc.	7,527	1,084,415
TopBuild Corp. *	2,290	900,016
VF Corp.	23,546	428,773
Whirlpool Corp.	3,901	391,231
YETI Holdings, Inc. *	6,000	241,920
		35,944,584

Consumer Services 2.0%
ADT, Inc.	19,326	140,887
Airbnb, Inc., Class A *	31,744	3,723,889
Aramark	18,783	688,021
Booking Holdings, Inc.	2,441	9,542,430
Boyd Gaming Corp.	4,697	281,914
Bright Horizons Family Solutions, Inc. *	4,198	590,743
Caesars Entertainment, Inc. *	15,451	581,576
Carnival Corp. *	72,756	1,200,474
Chipotle Mexican Grill, Inc. *	98,949	5,549,060
Choice Hotels International, Inc. (a)	1,789	228,259
Churchill Downs, Inc.	4,841	672,754
Darden Restaurants, Inc.	8,622	1,363,569
Domino's Pizza, Inc.	2,501	1,035,939
DoorDash, Inc., Class A *	22,564	2,904,212
DraftKings, Inc., Class A *	34,031	1,174,070
Duolingo, Inc. *	2,669	567,349
Expedia Group, Inc. *	9,162	1,274,343
H&R Block, Inc.	9,917	627,845
Hilton Grand Vacations, Inc. *	5,004	193,054
Hilton Worldwide Holdings, Inc.	18,028	3,959,670
Hyatt Hotels Corp., Class A	3,268	496,475
Las Vegas Sands Corp.	26,328	1,026,529
Light & Wonder, Inc. *	6,509	714,818
Marriott International, Inc., Class A	17,284	4,056,382
McDonald's Corp.	51,887	14,977,701
MGM Resorts International *	18,215	684,702
Norwegian Cruise Line Holdings Ltd. *	30,369	543,301
Planet Fitness, Inc., Class A *	6,314	512,760
Royal Caribbean Cruises Ltd. *	17,004	2,799,198
Service Corp. International	10,521	823,479
Starbucks Corp.	81,628	7,719,560
Texas Roadhouse, Inc.	4,772	805,275
Vail Resorts, Inc.	2,757	500,947
Wingstop, Inc.	2,104	812,375
Wyndham Hotels & Resorts, Inc.	5,743	451,974
Wynn Resorts Ltd.	6,776	520,939
Yum! Brands, Inc.	20,309	2,740,090
		76,486,563

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	28,974	568,470
BJ's Wholesale Club Holdings, Inc. *	9,467	756,981
Casey's General Stores, Inc.	2,678	970,266
Costco Wholesale Corp.	31,932	28,495,478
Dollar General Corp.	15,852	1,315,241
Dollar Tree, Inc. *	14,864	1,255,859
Kroger Co.	48,246	2,567,170
Performance Food Group Co. *	11,138	831,340
SECURITY	NUMBER OF SHARES	VALUE ($)
Sysco Corp.	35,752	2,787,584
Target Corp.	33,249	5,107,711
U.S. Foods Holding Corp. *	16,260	962,755
Walgreens Boots Alliance, Inc.	51,240	473,970
Walmart, Inc.	307,666	23,761,045
		69,853,870

Energy 3.6%
Antero Midstream Corp.	24,220	360,151
Antero Resources Corp. *	21,161	571,135
APA Corp.	25,890	737,606
Baker Hughes Co.	71,864	2,527,457
ChampionX Corp.	13,578	422,683
Cheniere Energy, Inc.	16,514	3,059,384
Chesapeake Energy Corp.	8,005	596,293
Chevron Corp.	123,347	18,249,189
Chord Energy Corp.	4,431	657,693
Civitas Resources, Inc.	6,670	409,071
ConocoPhillips	84,255	9,587,377
Coterra Energy, Inc.	53,861	1,310,438
Devon Energy Corp.	45,547	2,039,595
Diamondback Energy, Inc.	12,804	2,498,189
DT Midstream, Inc.	6,916	543,528
EOG Resources, Inc.	41,448	5,339,331
EQT Corp.	42,703	1,430,978
Exxon Mobil Corp.	322,993	38,093,794
Halliburton Co.	63,651	1,978,910
Hess Corp.	19,926	2,750,984
HF Sinclair Corp.	10,775	529,484
Kinder Morgan, Inc.	139,172	3,001,940
Magnolia Oil & Gas Corp., Class A	12,666	324,376
Marathon Oil Corp.	40,763	1,167,860
Marathon Petroleum Corp.	25,413	4,501,151
Matador Resources Co.	8,387	475,711
Murphy Oil Corp.	10,373	386,705
New Fortress Energy, Inc.	4,675	57,596
Noble Corp. PLC	8,293	316,378
NOV, Inc.	28,068	498,768
Occidental Petroleum Corp.	48,442	2,760,225
ONEOK, Inc.	42,095	3,887,894
Ovintiv, Inc.	18,033	772,353
Patterson-UTI Energy, Inc.	22,016	202,767
PBF Energy, Inc., Class A	7,586	258,379
Permian Resources Corp.	36,762	523,491
Phillips 66	30,587	4,291,662
Range Resources Corp.	17,296	516,805
Schlumberger NV	102,761	4,520,456
SM Energy Co.	8,275	377,588
Southwestern Energy Co. *	78,724	502,259
Targa Resources Corp.	15,921	2,338,795
TechnipFMC PLC	31,053	833,463
Texas Pacific Land Corp.	1,343	1,166,919
Transocean Ltd. *	50,788	240,735
Valaris Ltd. *	4,607	281,303
Valero Energy Corp.	23,580	3,459,893
Weatherford International PLC	5,235	549,361
Williams Cos., Inc.	87,905	4,023,412
		135,931,515

Equity Real Estate Investment Trusts (REITs) 2.4%
Agree Realty Corp.	7,197	525,453
Alexandria Real Estate Equities, Inc.	11,324	1,354,011
American Homes 4 Rent, Class A	22,997	914,591
American Tower Corp.	33,655	7,540,739
Americold Realty Trust, Inc.	19,010	551,290
AvalonBay Communities, Inc.	10,191	2,300,414
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Brixmor Property Group, Inc.	21,437	587,159
BXP, Inc.	10,431	784,620
Camden Property Trust	7,646	957,279
Crown Castle, Inc.	31,239	3,499,393
CubeSmart	16,350	847,420
Digital Realty Trust, Inc.	23,327	3,536,606
EastGroup Properties, Inc.	3,451	643,266
Equinix, Inc.	6,819	5,689,501
Equity LifeStyle Properties, Inc.	13,546	984,930
Equity Residential	24,908	1,865,111
Essex Property Trust, Inc.	4,604	1,389,441
Extra Space Storage, Inc.	15,256	2,700,312
Federal Realty Investment Trust	5,381	618,815
First Industrial Realty Trust, Inc.	9,419	534,340
Gaming & Leisure Properties, Inc.	19,583	1,018,708
Healthcare Realty Trust, Inc.	27,216	484,445
Healthpeak Properties, Inc.	50,717	1,129,975
Host Hotels & Resorts, Inc.	50,485	893,584
Invitation Homes, Inc.	41,321	1,522,266
Iron Mountain, Inc.	21,176	2,398,394
Kilroy Realty Corp.	7,539	273,440
Kimco Realty Corp.	48,099	1,118,783
Kite Realty Group Trust	15,546	405,440
Lamar Advertising Co., Class A	6,378	802,225
Medical Properties Trust, Inc. (a)	42,912	193,104
Mid-America Apartment Communities, Inc.	8,387	1,361,797
NET Lease Office Properties	1,060	32,129
NNN REIT, Inc.	13,102	615,663
Omega Healthcare Investors, Inc.	17,974	710,692
Prologis, Inc.	66,713	8,527,256
Public Storage	11,381	3,911,877
Rayonier, Inc.	9,694	298,672
Realty Income Corp.	62,754	3,897,651
Regency Centers Corp.	11,780	856,288
Rexford Industrial Realty, Inc.	15,652	797,000
Ryman Hospitality Properties, Inc.	4,375	454,825
SBA Communications Corp.	7,761	1,759,108
Simon Property Group, Inc.	23,490	3,931,051
STAG Industrial, Inc.	13,198	535,575
Sun Communities, Inc.	8,915	1,205,665
Terreno Realty Corp.	7,071	488,182
UDR, Inc.	21,992	978,864
Ventas, Inc.	29,029	1,802,991
VICI Properties, Inc.	75,195	2,517,529
Vornado Realty Trust	11,593	398,451
Welltower, Inc.	42,989	5,187,912
Weyerhaeuser Co.	52,373	1,596,853
WP Carey, Inc.	15,804	948,556
		90,879,642

Financial Services 7.9%
Affiliated Managers Group, Inc.	2,292	398,418
Affirm Holdings, Inc., Class A *	17,514	770,791
AGNC Investment Corp.	52,429	535,300
Ally Financial, Inc.	19,815	855,810
American Express Co.	40,929	10,586,286
Ameriprise Financial, Inc.	7,158	3,217,091
Annaly Capital Management, Inc.	36,197	729,732
Apollo Global Management, Inc.	31,444	3,639,014
ARES Management Corp., Class A	12,527	1,833,953
Bank of New York Mellon Corp.	53,915	3,678,081
Berkshire Hathaway, Inc., Class B *	130,346	62,034,268
BlackRock, Inc.	10,063	9,074,914
Blackstone, Inc.	51,380	7,314,457
Block, Inc. *	39,947	2,639,698
Blue Owl Capital, Inc.	32,422	571,924
SECURITY	NUMBER OF SHARES	VALUE ($)
Capital One Financial Corp.	27,541	4,046,599
Carlyle Group, Inc.	15,547	623,901
Cboe Global Markets, Inc.	7,550	1,550,770
Charles Schwab Corp. (b)	106,567	6,937,512
CME Group, Inc.	25,885	5,584,430
Coinbase Global, Inc., Class A *	12,817	2,350,125
Corebridge Financial, Inc.	16,718	494,184
Corpay, Inc. *	5,060	1,596,683
Credit Acceptance Corp. *	447	208,539
Discover Financial Services	17,967	2,492,203
Enact Holdings, Inc.	1,960	69,678
Equitable Holdings, Inc.	22,073	938,544
Essent Group Ltd.	7,686	494,133
Evercore, Inc., Class A	2,533	622,459
FactSet Research Systems, Inc.	2,757	1,165,770
Fidelity National Information Services, Inc.	40,094	3,305,750
Fiserv, Inc. *	42,132	7,356,247
Franklin Resources, Inc.	21,654	438,277
Global Payments, Inc.	18,427	2,045,581
Goldman Sachs Group, Inc.	23,218	11,846,984
Houlihan Lokey, Inc.	3,755	588,108
Interactive Brokers Group, Inc., Class A	7,728	996,062
Intercontinental Exchange, Inc.	41,299	6,671,853
Invesco Ltd.	32,533	555,989
Jack Henry & Associates, Inc.	5,294	916,021
Janus Henderson Group PLC	9,112	342,702
Jefferies Financial Group, Inc.	12,351	740,442
KKR & Co., Inc.	47,834	5,920,414
LPL Financial Holdings, Inc.	5,352	1,200,668
MarketAxess Holdings, Inc.	2,753	667,300
Mastercard, Inc., Class A	59,109	28,569,744
MGIC Investment Corp.	19,546	497,055
Moody's Corp.	11,315	5,518,778
Morgan Stanley	90,158	9,341,270
Morningstar, Inc.	1,876	588,633
MSCI, Inc.	5,712	3,316,330
Nasdaq, Inc.	29,769	2,145,750
Northern Trust Corp.	14,766	1,346,807
OneMain Holdings, Inc.	8,664	428,088
PayPal Holdings, Inc. *	75,200	5,446,736
Raymond James Financial, Inc.	13,448	1,607,977
Remitly Global, Inc. *	9,570	130,630
Rithm Capital Corp.	34,622	413,387
Robinhood Markets, Inc., Class A *	38,157	767,719
S&P Global, Inc.	23,049	11,829,669
SEI Investments Co.	7,252	490,453
SoFi Technologies, Inc. *	76,222	609,014
Starwood Property Trust, Inc.	21,113	439,995
State Street Corp.	21,736	1,893,206
Stifel Financial Corp.	7,378	650,297
Synchrony Financial	28,761	1,445,528
T. Rowe Price Group, Inc.	16,088	1,705,972
Toast, Inc., Class A *	28,737	714,402
Tradeweb Markets, Inc., Class A	8,384	991,324
Visa, Inc., Class A	113,341	31,324,052
Voya Financial, Inc.	7,197	509,763
Western Union Co.	24,478	298,632
WEX, Inc. *	3,036	579,937
		294,248,813

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	123,658	6,649,091
Archer-Daniels-Midland Co.	35,662	2,175,025
Brown-Forman Corp., Class B	13,076	596,135
Bunge Global SA	10,175	1,031,541
Campbell Soup Co.	14,000	696,080
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Celsius Holdings, Inc. *	10,699	406,883
Coca-Cola Co.	279,052	20,222,898
Coca-Cola Consolidated, Inc.	344	461,786
Conagra Brands, Inc.	34,710	1,082,952
Constellation Brands, Inc., Class A	11,574	2,785,978
Darling Ingredients, Inc. *	11,433	477,099
Flowers Foods, Inc.	13,807	320,875
General Mills, Inc.	40,563	2,932,299
Hershey Co.	10,643	2,054,738
Hormel Foods Corp.	20,677	673,036
Ingredion, Inc.	4,721	634,078
J.M. Smucker Co.	7,571	868,242
Kellanova	18,999	1,531,509
Keurig Dr. Pepper, Inc.	75,085	2,748,862
Kraft Heinz Co.	56,851	2,014,231
Lamb Weston Holdings, Inc.	10,339	640,191
Lancaster Colony Corp.	1,460	249,310
McCormick & Co., Inc. - Non Voting Shares	18,257	1,461,108
Molson Coors Beverage Co., Class B	13,237	714,401
Mondelez International, Inc., Class A	96,698	6,943,883
Monster Beverage Corp. *	51,264	2,416,072
National Beverage Corp.	1,609	72,662
PepsiCo, Inc.	98,955	17,107,340
Philip Morris International, Inc.	111,930	13,799,850
Pilgrim's Pride Corp. *	3,076	143,280
Post Holdings, Inc. *	3,599	416,656
Tyson Foods, Inc., Class A	20,696	1,330,960
WK Kellogg Co.	4,683	80,407
		95,739,458

Health Care Equipment & Services 4.9%
Abbott Laboratories	125,257	14,187,860
Acadia Healthcare Co., Inc. *	6,548	536,478
agilon health, Inc. *	21,629	88,246
Align Technology, Inc. *	5,042	1,196,063
Baxter International, Inc.	36,859	1,398,430
Becton Dickinson & Co.	20,779	5,037,037
Boston Scientific Corp. *	105,939	8,664,751
Cardinal Health, Inc.	17,466	1,968,768
Cencora, Inc.	11,878	2,845,612
Centene Corp. *	38,442	3,030,383
Chemed Corp.	1,092	640,098
Cigna Group	20,421	7,388,522
Cooper Cos., Inc. *	14,296	1,511,516
CVS Health Corp.	90,406	5,174,839
DaVita, Inc. *	3,705	559,159
DENTSPLY SIRONA, Inc.	15,050	380,615
Dexcom, Inc. *	28,672	1,988,117
Edwards Lifesciences Corp. *	43,435	3,038,713
Elevance Health, Inc.	16,744	9,324,566
Encompass Health Corp.	7,221	671,914
Ensign Group, Inc.	4,067	615,581
Envista Holdings Corp. *	11,998	219,083
GE HealthCare Technologies, Inc.	30,582	2,593,965
Globus Medical, Inc., Class A *	8,220	597,594
Haemonetics Corp. *	3,653	276,094
HCA Healthcare, Inc.	13,961	5,522,832
HealthEquity, Inc. *	6,366	506,479
Henry Schein, Inc. *	9,228	651,035
Hologic, Inc. *	16,856	1,369,381
Humana, Inc.	8,688	3,079,635
IDEXX Laboratories, Inc. *	5,959	2,868,245
Inspire Medical Systems, Inc. *	2,155	387,512
Insulet Corp. *	5,078	1,029,666
Intuitive Surgical, Inc. *	25,540	12,581,770
Labcorp Holdings, Inc.	6,090	1,400,030
SECURITY	NUMBER OF SHARES	VALUE ($)
Lantheus Holdings, Inc. *	5,087	541,613
Masimo Corp. *	3,143	369,365
McKesson Corp.	9,342	5,241,609
Medtronic PLC	95,602	8,468,425
Molina Healthcare, Inc. *	4,228	1,478,912
Neogen Corp. *	13,891	239,620
Option Care Health, Inc. *	12,186	390,196
Penumbra, Inc. *	2,768	560,022
Quest Diagnostics, Inc.	7,967	1,250,580
QuidelOrtho Corp. *	3,445	145,551
R1 RCM, Inc. *	13,814	194,916
ResMed, Inc.	10,584	2,593,292
Solventum Corp. *	9,889	633,984
STERIS PLC	7,087	1,708,676
Stryker Corp.	24,429	8,804,700
Surgery Partners, Inc. *	5,265	168,217
Teleflex, Inc.	3,377	827,939
Tenet Healthcare Corp. *	7,037	1,167,016
UnitedHealth Group, Inc.	66,269	39,111,964
Universal Health Services, Inc., Class B	4,277	1,017,798
Veeva Systems, Inc., Class A *	10,608	2,295,996
Zimmer Biomet Holdings, Inc.	14,789	1,707,538
		182,248,518

Household & Personal Products 1.3%
BellRing Brands, Inc. *	9,298	520,037
Church & Dwight Co., Inc.	17,679	1,801,137
Clorox Co.	8,962	1,418,774
Colgate-Palmolive Co.	58,986	6,282,009
Coty, Inc., Class A *	26,589	249,405
elf Beauty, Inc. *	4,009	600,508
Estee Lauder Cos., Inc., Class A	16,725	1,533,013
Inter Parfums, Inc.	1,301	167,621
Kenvue, Inc.	137,448	3,016,984
Kimberly-Clark Corp.	24,206	3,501,640
Procter & Gamble Co.	169,933	29,150,307
Reynolds Consumer Products, Inc.	3,893	122,629
		48,364,064

Insurance 2.3%
Aflac, Inc.	37,218	4,107,378
Allstate Corp.	19,030	3,595,528
American Financial Group, Inc.	4,698	627,747
American International Group, Inc.	47,678	3,673,590
Aon PLC, Class A	15,632	5,373,031
Arch Capital Group Ltd. *	26,971	3,050,150
Arthur J Gallagher & Co.	15,698	4,592,764
Assurant, Inc.	3,702	726,888
Axis Capital Holdings Ltd.	5,529	441,657
Brown & Brown, Inc.	17,071	1,794,674
Chubb Ltd.	29,262	8,315,675
Cincinnati Financial Corp.	11,254	1,542,136
CNA Financial Corp.	1,893	98,285
Erie Indemnity Co., Class A	1,773	901,092
Everest Group Ltd.	3,144	1,233,203
Fidelity National Financial, Inc.	18,506	1,091,114
First American Financial Corp.	7,398	471,992
Globe Life, Inc.	5,933	623,262
Hartford Financial Services Group, Inc.	21,213	2,462,829
Kinsale Capital Group, Inc.	1,613	792,128
Lincoln National Corp.	12,439	399,292
Loews Corp.	12,956	1,061,615
Markel Group, Inc. *	932	1,491,834
Marsh & McLennan Cos., Inc.	35,506	8,077,970
MetLife, Inc.	42,885	3,322,730
Old Republic International Corp.	18,235	654,089
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Primerica, Inc.	2,489	655,179
Principal Financial Group, Inc.	15,544	1,265,592
Progressive Corp.	42,190	10,640,318
Prudential Financial, Inc.	25,751	3,119,991
Reinsurance Group of America, Inc.	4,746	1,047,727
RenaissanceRe Holdings Ltd.	3,822	973,807
RLI Corp.	2,890	445,349
Ryan Specialty Holdings, Inc.	7,424	479,813
Selective Insurance Group, Inc.	4,305	391,669
Travelers Cos., Inc.	16,456	3,753,120
Unum Group	12,804	710,494
W.R. Berkley Corp.	21,874	1,305,878
Willis Towers Watson PLC	7,381	2,156,064
		87,467,654

Materials 2.4%
Air Products & Chemicals, Inc.	15,975	4,454,629
Albemarle Corp.	8,482	765,500
Alcoa Corp.	17,740	569,454
Amcor PLC	103,933	1,188,993
AptarGroup, Inc.	4,826	739,295
Ashland, Inc.	3,638	325,601
ATI, Inc. *	8,995	574,601
Avery Dennison Corp.	5,792	1,284,955
Axalta Coating Systems Ltd. *	15,794	576,481
Balchem Corp.	2,311	409,116
Ball Corp.	22,407	1,429,791
Berry Global Group, Inc.	8,245	567,751
Celanese Corp.	7,301	953,511
CF Industries Holdings, Inc.	13,177	1,094,877
Chemours Co.	10,633	206,706
Cleveland-Cliffs, Inc. *	34,343	448,520
Commercial Metals Co.	8,327	446,244
Corteva, Inc.	50,272	2,880,586
Crown Holdings, Inc.	8,657	782,679
Dow, Inc.	50,532	2,707,505
DuPont de Nemours, Inc.	30,166	2,541,485
Eagle Materials, Inc.	2,455	632,776
Eastman Chemical Co.	8,486	868,712
Ecolab, Inc.	18,320	4,638,258
Element Solutions, Inc.	15,976	427,198
FMC Corp.	8,934	576,958
Freeport-McMoRan, Inc.	103,284	4,573,415
Graphic Packaging Holding Co.	22,035	659,508
Huntsman Corp.	11,608	255,956
International Flavors & Fragrances, Inc.	18,411	1,914,560
International Paper Co.	24,972	1,209,144
Linde PLC	34,612	16,553,189
Louisiana-Pacific Corp.	4,515	438,181
LyondellBasell Industries NV, Class A	18,520	1,827,924
Martin Marietta Materials, Inc.	4,425	2,363,658
Mosaic Co.	23,393	668,338
NewMarket Corp.	505	289,754
Newmont Corp.	83,000	4,431,370
Nucor Corp.	17,290	2,626,524
Olin Corp.	8,629	376,828
Packaging Corp. of America	6,419	1,345,037
PPG Industries, Inc.	16,980	2,202,815
Reliance, Inc.	4,130	1,183,864
Royal Gold, Inc.	4,665	653,893
RPM International, Inc.	9,291	1,080,079
Sealed Air Corp.	10,366	362,292
Sherwin-Williams Co.	16,818	6,212,065
Silgan Holdings, Inc.	5,959	311,477
Smurfit WestRock PLC	37,278	1,767,723
Sonoco Products Co.	6,992	395,537
Steel Dynamics, Inc.	10,653	1,273,140
SECURITY	NUMBER OF SHARES	VALUE ($)
Summit Materials, Inc., Class A *	8,565	346,882
U.S. Steel Corp.	15,988	606,105
Vulcan Materials Co.	9,513	2,332,683
Westlake Corp.	2,262	328,985
		90,683,108

Media & Entertainment 7.5%
Alphabet, Inc., Class A	422,939	69,099,774
Alphabet, Inc., Class C	351,856	58,094,944
Charter Communications, Inc., Class A *	7,027	2,442,164
Comcast Corp., Class A	281,886	11,154,229
Electronic Arts, Inc.	17,479	2,653,662
Endeavor Group Holdings, Inc., Class A (a)	13,630	374,552
Fox Corp., Class A	25,302	1,046,744
IAC, Inc. *	5,189	273,875
Interpublic Group of Cos., Inc.	27,014	880,927
Liberty Broadband Corp., Class C *	7,923	494,237
Liberty Media Corp.-Liberty Formula One, Class C *	15,831	1,235,610
Liberty Media Corp.-Liberty SiriusXM, Class C *	10,786	257,030
Live Nation Entertainment, Inc. *	10,235	999,652
Match Group, Inc. *	19,008	707,288
Meta Platforms, Inc., Class A	157,786	82,255,420
Netflix, Inc. *	31,023	21,757,981
New York Times Co., Class A	11,810	648,723
News Corp., Class A	27,169	769,698
Nexstar Media Group, Inc.	2,226	380,379
Omnicom Group, Inc.	14,163	1,422,390
Paramount Global, Class B	36,031	377,245
Pinterest, Inc., Class A *	43,285	1,386,851
ROBLOX Corp., Class A *	36,377	1,600,224
Roku, Inc. *	9,195	623,145
Sirius XM Holdings, Inc. (a)	45,973	151,251
Snap, Inc., Class A *	74,210	693,121
Take-Two Interactive Software, Inc. *	11,424	1,847,375
TKO Group Holdings, Inc.	4,285	506,616
Trade Desk, Inc., Class A *	32,095	3,354,890
Walt Disney Co.	131,286	11,865,629
Warner Bros Discovery, Inc. *	160,848	1,261,048
Warner Music Group Corp., Class A	10,222	292,451
ZoomInfo Technologies, Inc. *	20,230	200,075
		281,109,200

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	7,605	177,577
AbbVie, Inc.	127,166	24,963,957
ACADIA Pharmaceuticals, Inc. *	8,413	139,488
Agilent Technologies, Inc.	21,030	3,005,608
Alkermes PLC *	12,467	354,686
Alnylam Pharmaceuticals, Inc. *	9,118	2,395,207
Amgen, Inc.	38,626	12,894,518
Apellis Pharmaceuticals, Inc. *	7,445	289,610
Avantor, Inc. *	49,057	1,267,633
Biogen, Inc. *	10,507	2,151,413
BioMarin Pharmaceutical, Inc. *	13,658	1,245,746
Bio-Rad Laboratories, Inc., Class A *	1,483	500,246
Bio-Techne Corp.	11,249	832,313
Bridgebio Pharma, Inc. *	10,125	281,981
Bristol-Myers Squibb Co.	145,744	7,279,913
Bruker Corp.	7,077	475,504
Catalent, Inc. *	12,907	786,811
Charles River Laboratories International, Inc. *	3,667	725,149
Danaher Corp.	47,462	12,781,991
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Elanco Animal Health, Inc. *	35,333	546,602
Eli Lilly & Co.	57,478	55,180,030
Exact Sciences Corp. *	13,429	828,435
Exelixis, Inc. *	20,900	544,027
Gilead Sciences, Inc.	89,577	7,076,583
GRAIL, Inc. *	1,923	27,134
Halozyme Therapeutics, Inc. *	9,133	583,142
Illumina, Inc. *	11,549	1,517,539
Incyte Corp. *	11,431	750,559
Intra-Cellular Therapies, Inc. *	7,054	516,917
Ionis Pharmaceuticals, Inc. *	10,646	507,601
IQVIA Holdings, Inc. *	13,140	3,305,367
Jazz Pharmaceuticals PLC *	4,460	517,271
Johnson & Johnson	173,282	28,740,553
Medpace Holdings, Inc. *	1,712	608,222
Merck & Co., Inc.	182,406	21,605,991
Mettler-Toledo International, Inc. *	1,542	2,219,061
Moderna, Inc. *	23,938	1,852,801
Mural Oncology PLC *	1,163	3,861
Natera, Inc. *	8,348	987,234
Neurocrine Biosciences, Inc. *	7,288	926,013
Organon & Co.	18,345	410,011
Perrigo Co. PLC	9,660	281,106
Pfizer, Inc.	408,051	11,837,559
Regeneron Pharmaceuticals, Inc. *	7,640	9,051,032
Repligen Corp. *	3,783	570,968
Revvity, Inc.	8,813	1,079,945
Roivant Sciences Ltd. *	24,547	300,210
Royalty Pharma PLC, Class A	28,021	813,450
Sarepta Therapeutics, Inc. *	6,808	924,390
Sotera Health Co. *	8,908	137,540
Thermo Fisher Scientific, Inc.	27,475	16,899,048
United Therapeutics Corp. *	3,185	1,157,907
Vaxcyte, Inc. *	7,294	589,063
Vertex Pharmaceuticals, Inc. *	18,591	9,219,091
Viatris, Inc.	86,017	1,039,085
Waters Corp. *	4,263	1,476,490
West Pharmaceutical Services, Inc.	5,252	1,647,185
Zoetis, Inc.	32,804	6,019,206
		264,847,580

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	21,788	2,508,670
CoStar Group, Inc. *	29,400	2,272,620
Jones Lang LaSalle, Inc. *	3,407	869,569
Zillow Group, Inc., Class C *	11,791	652,042
		6,302,901

Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices, Inc. *	116,327	17,281,539
Allegro MicroSystems, Inc. *	6,905	169,380
Amkor Technology, Inc.	7,403	243,559
Analog Devices, Inc.	35,734	8,391,773
Applied Materials, Inc.	59,829	11,801,869
Axcelis Technologies, Inc. *	2,324	254,083
Broadcom, Inc.	313,648	51,068,167
Cirrus Logic, Inc. *	3,935	573,290
Enphase Energy, Inc. *	9,853	1,192,607
Entegris, Inc.	10,836	1,255,567
First Solar, Inc. *	7,710	1,753,023
GLOBALFOUNDRIES, Inc. *	6,107	285,075
Intel Corp.	306,079	6,745,981
KLA Corp.	9,704	7,951,749
Lam Research Corp.	9,418	7,732,272
Lattice Semiconductor Corp. *	9,893	468,532
SECURITY	NUMBER OF SHARES	VALUE ($)
MACOM Technology Solutions Holdings, Inc. *	3,956	432,114
Marvell Technology, Inc.	62,177	4,740,374
Microchip Technology, Inc.	38,911	3,196,928
Micron Technology, Inc.	79,800	7,679,952
MKS Instruments, Inc.	4,560	543,689
Monolithic Power Systems, Inc.	3,506	3,276,988
NVIDIA Corp.	1,771,135	211,420,385
NXP Semiconductors NV	18,379	4,711,640
ON Semiconductor Corp. *	31,016	2,415,216
Onto Innovation, Inc. *	3,508	747,976
Power Integrations, Inc.	4,097	274,909
Qorvo, Inc. *	6,958	806,363
QUALCOMM, Inc.	80,473	14,106,917
Rambus, Inc. *	7,666	342,823
Skyworks Solutions, Inc.	11,480	1,258,093
SolarEdge Technologies, Inc. *	4,013	97,636
Teradyne, Inc.	11,255	1,538,896
Texas Instruments, Inc.	65,554	14,050,844
Universal Display Corp.	3,176	615,255
Wolfspeed, Inc. *	9,221	89,905
		389,515,369

Software & Services 11.4%
Accenture PLC, Class A	45,265	15,478,367
Adobe, Inc. *	32,242	18,520,127
Akamai Technologies, Inc. *	11,030	1,123,295
Amdocs Ltd.	8,367	727,678
ANSYS, Inc. *	6,301	2,025,267
AppLovin Corp., Class A *	13,039	1,210,932
Aspen Technology, Inc. *	1,969	461,022
Atlassian Corp., Class A *	11,413	1,889,993
Autodesk, Inc. *	15,407	3,981,169
Bentley Systems, Inc., Class B	16,623	855,586
Bill Holdings, Inc. *	6,945	378,919
Cadence Design Systems, Inc. *	19,565	5,261,615
CCC Intelligent Solutions Holdings, Inc. *	23,345	251,659
Cloudflare, Inc., Class A *	21,770	1,788,188
Cognizant Technology Solutions Corp., Class A	35,682	2,774,989
Confluent, Inc., Class A *	17,769	377,058
Crowdstrike Holdings, Inc., Class A *	16,585	4,598,689
Datadog, Inc., Class A *	22,148	2,574,927
DocuSign, Inc. *	14,877	880,867
Dolby Laboratories, Inc., Class A	4,279	305,349
DoubleVerify Holdings, Inc. *	10,183	200,605
Dropbox, Inc., Class A *	17,479	439,422
Dynatrace, Inc. *	17,354	878,460
Elastic NV *	5,923	451,273
EPAM Systems, Inc. *	4,144	831,949
Fair Isaac Corp. *	1,778	3,076,420
Five9, Inc. *	5,261	169,667
Fortinet, Inc. *	45,722	3,507,335
Gartner, Inc. *	5,600	2,754,976
Gen Digital, Inc.	39,788	1,052,791
Gitlab, Inc., Class A *	7,934	376,072
GoDaddy, Inc., Class A *	10,163	1,701,388
Guidewire Software, Inc. *	6,047	899,612
HubSpot, Inc. *	3,670	1,831,587
Informatica, Inc., Class A *	2,832	70,545
International Business Machines Corp.	66,142	13,369,282
Intuit, Inc.	20,156	12,703,521
Manhattan Associates, Inc. *	4,446	1,175,656
Microsoft Corp.	535,138	223,227,465
MongoDB, Inc. *	5,300	1,541,187
Nutanix, Inc., Class A *	17,675	1,116,883
Okta, Inc. *	11,590	912,481
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oracle Corp.	114,744	16,212,180
Palantir Technologies, Inc., Class A *	142,840	4,496,603
Palo Alto Networks, Inc. *	23,281	8,444,484
Procore Technologies, Inc. *	6,542	387,744
PTC, Inc. *	8,583	1,537,130
Qualys, Inc. *	2,656	332,452
Roper Technologies, Inc.	7,707	4,272,838
Salesforce, Inc.	69,901	17,677,963
Samsara, Inc., Class A *	13,912	571,366
ServiceNow, Inc. *	14,758	12,618,090
Smartsheet, Inc., Class A *	9,984	487,219
Snowflake, Inc., Class A *	24,079	2,750,544
SPS Commerce, Inc. *	2,674	534,105
Synopsys, Inc. *	10,963	5,696,156
Tenable Holdings, Inc. *	8,536	352,366
Teradata Corp. *	7,001	197,708
Twilio, Inc., Class A *	12,462	782,115
Tyler Technologies, Inc. *	3,042	1,788,301
UiPath, Inc., Class A *	29,207	376,186
Unity Software, Inc. *	17,895	292,941
VeriSign, Inc. *	6,247	1,148,823
Workday, Inc., Class A *	15,312	4,029,965
Workiva, Inc. *	3,496	273,282
Zoom Video Communications, Inc., Class A *	18,837	1,301,260
Zscaler, Inc. *	6,507	1,301,270
		425,617,364

Technology Hardware & Equipment 8.2%
Advanced Energy Industries, Inc.	2,704	286,867
Amphenol Corp., Class A	86,364	5,825,252
Apple, Inc.	1,037,842	237,665,818
Arista Networks, Inc. *	18,249	6,448,832
Arrow Electronics, Inc. *	3,885	524,786
Avnet, Inc.	6,576	362,864
Badger Meter, Inc.	2,136	442,024
CDW Corp.	9,641	2,175,395
Ciena Corp. *	10,573	609,533
Cisco Systems, Inc.	291,546	14,734,735
Cognex Corp.	12,504	504,912
Coherent Corp. *	9,582	746,917
Corning, Inc.	55,631	2,328,157
Dell Technologies, Inc., Class C	19,130	2,210,280
F5, Inc. *	4,223	857,902
Fabrinet *	2,567	625,450
Hewlett Packard Enterprise Co.	93,440	1,809,933
HP, Inc.	62,257	2,252,458
Insight Enterprises, Inc. *	1,969	427,411
IPG Photonics Corp. *	2,061	140,911
Jabil, Inc.	8,698	950,517
Juniper Networks, Inc.	23,395	909,598
Keysight Technologies, Inc. *	12,544	1,933,281
Littelfuse, Inc.	1,773	482,611
Motorola Solutions, Inc.	12,016	5,311,553
NetApp, Inc.	14,790	1,785,449
Novanta, Inc. *	2,548	466,997
Pure Storage, Inc., Class A *	22,034	1,130,124
Seagate Technology Holdings PLC	14,003	1,393,999
Super Micro Computer, Inc. *	3,612	1,580,972
TD SYNNEX Corp.	5,575	676,916
TE Connectivity Ltd.	22,019	3,382,118
Teledyne Technologies, Inc. *	3,432	1,485,370
Trimble, Inc. *	17,450	989,240
Ubiquiti, Inc.	295	57,088
Vontier Corp.	11,241	393,772
Western Digital Corp. *	23,591	1,547,334
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	3,683	1,272,035
		306,729,411

Telecommunication Services 0.8%
AT&T, Inc.	516,456	10,277,474
GCI Liberty, Inc. *(c)	3,916	0
Iridium Communications, Inc.	8,674	223,789
Liberty Global Ltd., Class C *	12,662	249,062
T-Mobile U.S., Inc.	37,068	7,366,153
Verizon Communications, Inc.	303,086	12,662,933
		30,779,411

Transportation 1.6%
Alaska Air Group, Inc. *	9,075	327,698
American Airlines Group, Inc. *	47,088	500,075
Avis Budget Group, Inc.	1,315	107,817
CH Robinson Worldwide, Inc.	8,544	884,389
CSX Corp.	140,751	4,823,537
Delta Air Lines, Inc.	46,588	1,979,524
Expeditors International of Washington, Inc.	10,129	1,250,020
FedEx Corp.	16,309	4,872,640
GXO Logistics, Inc. *	8,513	426,076
Hertz Global Holdings, Inc. *	9,483	28,828
JB Hunt Transport Services, Inc.	5,881	1,018,589
Joby Aviation, Inc. *(a)	26,010	130,050
Kirby Corp. *	4,246	509,180
Knight-Swift Transportation Holdings, Inc.	11,484	601,532
Landstar System, Inc.	2,624	479,037
Lyft, Inc., Class A *	26,077	304,319
Norfolk Southern Corp.	16,249	4,162,344
Old Dominion Freight Line, Inc.	12,806	2,468,997
Ryder System, Inc.	3,175	461,137
Saia, Inc. *	1,898	713,325
Southwest Airlines Co.	42,837	1,238,846
Uber Technologies, Inc. *	150,489	11,005,261
U-Haul Holding Co., Non Voting Shares	7,029	480,432
Union Pacific Corp.	43,940	11,252,595
United Airlines Holdings, Inc. *	23,594	1,039,080
United Parcel Service, Inc., Class B	52,586	6,759,930
XPO, Inc. *	8,300	951,346
		58,776,604

Utilities 2.3%
AES Corp.	51,466	881,613
Alliant Energy Corp.	18,595	1,083,531
Ameren Corp.	19,228	1,586,502
American Electric Power Co., Inc.	38,021	3,812,746
American Water Works Co., Inc.	14,045	2,010,120
Atmos Energy Corp.	10,841	1,417,352
Avangrid, Inc.	4,970	177,379
CenterPoint Energy, Inc.	46,141	1,259,649
CMS Energy Corp.	21,536	1,461,433
Consolidated Edison, Inc.	24,918	2,530,672
Constellation Energy Corp.	22,661	4,457,419
Dominion Energy, Inc.	60,226	3,366,634
DTE Energy Co.	14,957	1,869,924
Duke Energy Corp.	55,583	6,333,683
Edison International	27,764	2,416,301
Entergy Corp.	15,452	1,864,902
Essential Utilities, Inc.	17,865	696,556
Evergy, Inc.	16,664	985,509
Eversource Energy	25,261	1,705,875
Exelon Corp.	72,140	2,747,813
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
FirstEnergy Corp.	37,112	1,629,959
IDACORP, Inc.	3,558	362,596
National Fuel Gas Co.	6,519	389,576
NextEra Energy, Inc.	147,949	11,911,374
NiSource, Inc.	32,570	1,076,764
NRG Energy, Inc.	15,036	1,278,210
OGE Energy Corp.	14,244	563,493
Ormat Technologies, Inc.	3,929	292,828
PG&E Corp.	153,343	3,020,857
Pinnacle West Capital Corp.	8,256	722,565
Portland General Electric Co.	7,307	351,540
PPL Corp.	53,043	1,692,602
Public Service Enterprise Group, Inc.	35,949	2,902,882
Sempra	45,656	3,752,010
Southern Co.	78,617	6,792,509
Southwest Gas Holdings, Inc.	4,266	310,224
UGI Corp.	14,875	370,536
Vistra Corp.	23,577	2,014,183
WEC Energy Group, Inc.	22,670	2,108,990
Xcel Energy, Inc.	39,832	2,438,913
		86,648,224
Total Common Stocks (Cost $2,435,308,491)		3,729,132,289

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)	2,086,846	2,086,846
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)(e)	1,248,963	1,248,963
		3,335,809
Total Short-Term Investments (Cost $3,335,809)		3,335,809
Total Investments in Securities (Cost $2,438,644,300)		3,732,468,098

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	22	6,227,100	121,522

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,206,177.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/24	BALANCE OF SHARES HELD AT 8/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$6,150,772	$853,503	($677,819 )	$179,243	$431,813	$6,937,512	106,567	$106,053
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,698,352,878	$—	$—	$3,698,352,878
Telecommunication Services	30,779,411	—	0 *	30,779,411
Short-Term Investments[1]	3,335,809	—	—	3,335,809
Futures Contracts[2]	121,522	—	—	121,522
Total	$3,732,589,620	$—	$0	$3,732,589,620

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $6,325,230)		$6,937,512
Investments in securities, at value - unaffiliated issuers (cost $2,432,319,070) including securities on loan of $1,206,177		3,725,530,586
Deposit with broker for futures contracts		342,200
Receivables:
Dividends		4,097,793
Fund shares sold		2,714,864
Variation margin on future contracts		52,826
Income from securities on loan		17,185
Foreign tax reclaims	+	4,188
Total assets		3,739,697,154

Liabilities
Collateral held for securities on loan		1,248,963
Payables:
Investments bought		2,630,097
Management fees	+	162,739
Total liabilities		4,041,799
Net assets		$3,735,655,355

Net Assets by Source
Capital received from investors		$2,528,681,468
Total distributable earnings	+	1,206,973,887
Net assets		$3,735,655,355

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$3,735,655,355		137,600,000		$27.15

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $15,652)		$46,543,422
Dividends received from securities - affiliated issuers		106,053
Other Interest		16,961
Securities on loan, net	+	100,573
Total investment income		46,767,009

Expenses
Management fees		1,652,615
Total expenses	–	1,652,615
Net investment income		45,114,394

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(40,211)
Net realized losses on sales of securities - unaffiliated issuers		(18,918,445)
Net realized gains on sales of in-kind redemptions - affiliated issuers		219,454
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		146,526,299
Net realized gains on futures contracts	+	786,726
Net realized gains		128,573,823
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		431,813
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		622,701,499
Net change in unrealized appreciation (depreciation) on futures contracts	+	97,295
Net change in unrealized appreciation (depreciation)	+	623,230,607
Net realized and unrealized gains		751,804,430
Increase in net assets resulting from operations		$796,918,824
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$45,114,394	$40,701,031
Net realized gains (losses)		128,573,823	(24,392,793)
Net change in unrealized appreciation (depreciation)	+	623,230,607	373,277,157
Increase in net assets resulting from operations		$796,918,824	$389,585,395

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($45,190,885 )	($38,671,065 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,800,000	$321,818,950	21,500,000	$411,186,678
Shares redeemed	+	(11,400,000)	(276,800,728)	(3,000,000)	(58,078,437)
Net transactions in fund shares		2,400,000	$45,018,222	18,500,000	$353,108,241

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		135,200,000	$2,938,909,194	116,700,000	$2,234,886,623
Total increase	+	2,400,000	796,746,161	18,500,000	704,022,571
End of period		137,600,000	$3,735,655,355	135,200,000	$2,938,909,194

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]	9/1/19– 8/31/20[1,2]
Per-Share Data
Net asset value at beginning of period	$17.75	$15.61	$18.24	$14.05	$11.67
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.26	0.24	0.23	0.25
Net realized and unrealized gains (losses)	4.47	2.14	(2.63)	4.20	2.37
Total from investment operations	4.74	2.40	(2.39)	4.43	2.62
Less distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.24)	(0.24)	(0.24)
Net asset value at end of period	$22.22	$17.75	$15.61	$18.24	$14.05
Total return	26.95%	15.61%	(13.22%)	32.05%	22.92%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%[4]	0.03%[4]	0.03%	0.03%
Net investment income (loss)	1.39%	1.63%	1.39%	1.45%	2.06%
Portfolio turnover rate[5]	3%	4%	4%	4%	5%
Net assets, end of period (x 1,000,000)	$44,971	$34,018	$28,911	$33,035	$23,253

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Aptiv PLC *	242,200	17,324,566
Autoliv, Inc.	64,255	6,584,210
BorgWarner, Inc.	201,262	6,856,996
Ford Motor Co.	3,491,708	39,072,212
General Motors Co.	1,016,486	50,600,673
Gentex Corp.	205,108	6,426,034
Lear Corp.	50,252	5,861,896
Lucid Group, Inc. *(a)	777,480	3,125,469
Rivian Automotive, Inc., Class A *	623,474	8,809,688
Tesla, Inc. *	2,468,806	528,596,053
		673,257,797

Banks 3.3%
Bank of America Corp.	6,061,337	246,999,483
BOK Financial Corp.	24,936	2,617,033
Citigroup, Inc.	1,695,137	106,183,382
Citizens Financial Group, Inc.	406,389	17,495,047
Comerica, Inc.	115,957	6,622,304
Commerce Bancshares, Inc.	104,430	6,679,343
Cullen/Frost Bankers, Inc.	56,768	6,371,073
East West Bancorp, Inc.	124,806	10,492,440
Fifth Third Bancorp	608,213	25,964,613
First Citizens BancShares, Inc., Class A	10,552	21,427,946
First Horizon Corp.	487,487	8,087,409
Huntington Bancshares, Inc.	1,298,678	19,441,210
JPMorgan Chase & Co.	2,555,207	574,410,534
KeyCorp	831,793	14,190,389
M&T Bank Corp.	148,953	25,636,301
New York Community Bancorp, Inc.	234,891	2,546,218
PNC Financial Services Group, Inc.	353,864	65,496,688
Regions Financial Corp.	811,960	19,016,103
Truist Financial Corp.	1,187,796	52,809,410
U.S. Bancorp	1,385,700	65,446,611
Webster Financial Corp.	153,777	7,293,643
Wells Fargo & Co.	3,100,792	181,303,308
Western Alliance Bancorp	96,483	7,880,731
Zions Bancorp NA	128,737	6,380,206
		1,500,791,425

Capital Goods 6.1%
3M Co.	492,553	66,341,964
A.O. Smith Corp.	108,306	9,067,378
Acuity Brands, Inc.	27,154	6,916,124
Advanced Drainage Systems, Inc.	60,872	9,542,295
AECOM	121,938	12,210,871
AGCO Corp.	54,741	4,983,621
Allegion PLC	77,254	10,725,945
AMETEK, Inc.	206,153	35,262,471
Axon Enterprise, Inc. *	63,234	23,078,513
Boeing Co. *	513,887	89,282,727
Builders FirstSource, Inc. *	108,585	18,893,790
Carlisle Cos., Inc.	42,272	17,914,874
Carrier Global Corp.	744,298	54,170,008
Caterpillar, Inc.	435,201	154,975,076
CNH Industrial NV	812,495	8,401,198
Cummins, Inc.	121,904	38,137,666
Curtiss-Wright Corp.	34,127	10,779,354
Deere & Co.	230,026	88,730,229
Donaldson Co., Inc.	106,816	7,768,728
Dover Corp.	122,119	22,717,798
SECURITY	NUMBER OF SHARES	VALUE ($)
Eaton Corp. PLC	355,857	109,223,189
EMCOR Group, Inc.	41,688	16,385,885
Emerson Electric Co.	508,429	53,583,332
Fastenal Co.	510,111	34,830,379
Ferguson Enterprises, Inc.	179,456	36,915,894
Fortive Corp.	312,529	23,252,158
Fortune Brands Innovations, Inc.	111,674	8,868,032
GE Vernova, Inc. *	243,546	48,952,746
Generac Holdings, Inc. *	53,414	8,360,893
General Dynamics Corp.	202,477	60,613,515
General Electric Co.	973,978	170,076,038
Graco, Inc.	150,936	12,580,516
HEICO Corp.	88,894	22,806,645
Honeywell International, Inc.	579,724	120,530,417
Howmet Aerospace, Inc.	345,280	33,374,765
Hubbell, Inc.	48,050	19,216,156
Huntington Ingalls Industries, Inc.	34,860	9,857,362
IDEX Corp.	67,586	13,955,157
Illinois Tool Works, Inc.	241,125	61,048,027
Ingersoll Rand, Inc.	359,553	32,881,122
ITT, Inc.	73,527	10,236,429
Johnson Controls International PLC	600,449	43,742,710
L3Harris Technologies, Inc.	168,510	39,881,262
Lennox International, Inc.	28,541	16,844,613
Lincoln Electric Holdings, Inc.	50,417	9,761,235
Lockheed Martin Corp.	190,009	107,944,113
Masco Corp.	195,719	15,571,404
Middleby Corp. *	47,193	6,636,280
Nordson Corp.	47,756	12,252,279
Northrop Grumman Corp.	123,812	64,779,676
nVent Electric PLC	146,281	9,941,257
Otis Worldwide Corp.	359,082	34,001,475
Owens Corning	77,112	13,011,108
PACCAR, Inc.	465,589	44,780,350
Parker-Hannifin Corp.	114,254	68,575,251
Pentair PLC	147,849	13,112,728
Plug Power, Inc. *(a)	606,460	1,140,145
Quanta Services, Inc.	130,373	35,869,523
Regal Rexnord Corp.	58,657	9,843,231
Rockwell Automation, Inc.	101,788	27,689,390
RTX Corp.	1,183,318	145,950,442
Sensata Technologies Holding PLC	135,589	5,226,956
Snap-on, Inc.	46,489	13,190,789
Stanley Black & Decker, Inc.	135,846	13,905,197
Textron, Inc.	170,201	15,522,331
Toro Co.	91,665	8,488,179
Trane Technologies PLC	201,560	72,896,190
TransDigm Group, Inc.	49,730	68,289,733
Trex Co., Inc. *	96,588	6,156,519
United Rentals, Inc.	59,245	43,915,949
Vertiv Holdings Co.	306,841	25,477,008
Watsco, Inc.	28,494	13,546,617
WESCO International, Inc.	38,900	6,433,282
Westinghouse Air Brake Technologies Corp.	156,932	26,610,959
WillScot Holdings Corp. *	169,557	6,534,727
Woodward, Inc.	54,647	9,106,923
WW Grainger, Inc.	38,774	38,189,288
Xylem, Inc.	216,318	29,750,214
		2,722,018,620

Commercial & Professional Services 1.4%
Automatic Data Processing, Inc.	364,373	100,534,154
Booz Allen Hamilton Holding Corp., Class A	115,236	18,297,172
Broadridge Financial Solutions, Inc.	105,360	22,426,930
CACI International, Inc., Class A *	19,771	9,650,621
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cintas Corp.	76,765	61,805,037
Clean Harbors, Inc. *	45,124	11,095,992
Copart, Inc. *	779,690	41,292,382
Dayforce, Inc. *	140,676	8,042,447
Equifax, Inc.	110,142	33,827,912
Genpact Ltd.	149,403	5,861,080
Jacobs Solutions, Inc.	110,553	16,680,237
KBR, Inc.	118,070	8,189,335
Leidos Holdings, Inc.	120,302	19,069,070
Paychex, Inc.	284,097	37,273,526
Paycom Software, Inc.	42,525	6,922,220
Paylocity Holding Corp. *	38,168	6,160,315
RB Global, Inc.	163,389	14,072,695
Republic Services, Inc.	181,949	37,883,601
Robert Half, Inc.	91,849	5,756,177
Rollins, Inc.	251,239	12,607,173
SS&C Technologies Holdings, Inc.	191,525	14,381,612
Tetra Tech, Inc.	47,869	11,380,376
TransUnion	172,998	16,747,936
Veralto Corp.	195,063	21,930,933
Verisk Analytics, Inc.	127,063	34,665,328
Waste Management, Inc.	324,686	68,846,419
		645,400,680

Consumer Discretionary Distribution & Retail 5.4%
Amazon.com, Inc. *	8,148,641	1,454,532,418
AutoZone, Inc. *	15,387	48,953,433
Bath & Body Works, Inc.	197,489	6,074,762
Best Buy Co., Inc.	171,555	17,224,122
Burlington Stores, Inc. *	56,620	15,187,749
CarMax, Inc. *	139,277	11,775,870
Dick's Sporting Goods, Inc.	51,329	12,162,920
eBay, Inc.	450,947	26,650,968
Etsy, Inc. *	103,244	5,687,712
Five Below, Inc. *	48,753	3,677,439
Floor & Decor Holdings, Inc., Class A *	95,510	10,739,144
GameStop Corp., Class A *	240,293	5,627,662
Genuine Parts Co.	124,437	17,826,845
Home Depot, Inc.	881,807	324,945,879
Lithia Motors, Inc.	24,112	7,259,641
LKQ Corp.	235,826	9,808,003
Lowe's Cos., Inc.	509,432	126,593,852
O'Reilly Automotive, Inc. *	52,309	59,107,601
Penske Automotive Group, Inc.	17,391	2,958,209
Pool Corp.	34,006	11,957,190
RH *	13,850	3,513,745
Ross Stores, Inc.	298,739	44,993,081
TJX Cos., Inc.	1,006,873	118,075,997
Tractor Supply Co.	95,979	25,679,181
Ulta Beauty, Inc. *	42,505	14,997,464
Wayfair, Inc., Class A *	86,077	3,662,576
Williams-Sonoma, Inc.	114,842	15,426,726
		2,405,100,189

Consumer Durables & Apparel 0.8%
Deckers Outdoor Corp. *	22,696	21,772,046
DR Horton, Inc.	263,872	49,808,479
Garmin Ltd.	136,582	25,034,115
Hasbro, Inc.	117,685	8,021,410
Lennar Corp., Class A	228,656	41,629,111
Lululemon Athletica, Inc. *	102,058	26,480,989
Mohawk Industries, Inc. *	46,619	7,232,472
NIKE, Inc., Class B	1,078,940	89,897,281
NVR, Inc. *	2,763	25,343,507
Polaris, Inc.	46,782	3,960,096
PulteGroup, Inc.	188,116	24,765,471
SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	205,491	8,418,966
Tempur Sealy International, Inc.	152,081	7,973,607
Toll Brothers, Inc.	92,249	13,290,313
TopBuild Corp. *	28,282	11,115,392
VF Corp.	293,204	5,339,245
Whirlpool Corp.	47,832	4,797,071
		374,879,571

Consumer Services 1.9%
ADT, Inc.	238,934	1,741,829
Airbnb, Inc., Class A *	393,302	46,138,258
Aramark	232,578	8,519,332
Booking Holdings, Inc.	30,178	117,972,743
Caesars Entertainment, Inc. *	191,057	7,191,385
Carnival Corp. *	900,998	14,866,467
Chipotle Mexican Grill, Inc. *	1,220,760	68,460,221
Churchill Downs, Inc.	60,209	8,367,245
Darden Restaurants, Inc.	106,873	16,901,965
Domino's Pizza, Inc.	31,009	12,844,238
DoorDash, Inc., Class A *	279,129	35,926,694
DraftKings, Inc., Class A *	426,472	14,713,284
Expedia Group, Inc. *	113,293	15,757,923
Hilton Worldwide Holdings, Inc.	222,687	48,910,973
Las Vegas Sands Corp.	325,562	12,693,662
Marriott International, Inc., Class A	213,565	50,121,570
McDonald's Corp.	641,539	185,186,648
MGM Resorts International *	220,171	8,276,228
Norwegian Cruise Line Holdings Ltd. *	378,390	6,769,397
Royal Caribbean Cruises Ltd. *	210,266	34,613,989
Service Corp. International	130,198	10,190,597
Starbucks Corp.	1,008,690	95,391,813
Vail Resorts, Inc.	33,665	6,116,931
Wyndham Hotels & Resorts, Inc.	70,902	5,579,987
Wynn Resorts Ltd.	84,071	6,463,378
Yum! Brands, Inc.	251,153	33,885,563
		873,602,320

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	358,005	7,024,058
BJ's Wholesale Club Holdings, Inc. *	117,721	9,412,971
Casey's General Stores, Inc.	33,047	11,973,259
Costco Wholesale Corp.	394,620	352,150,996
Dollar General Corp.	195,048	16,183,132
Dollar Tree, Inc. *	183,098	15,469,950
Kroger Co.	596,032	31,714,863
Performance Food Group Co. *	139,180	10,388,395
Sysco Corp.	442,662	34,514,356
Target Corp.	412,082	63,304,037
U.S. Foods Holding Corp. *	200,434	11,867,697
Walgreens Boots Alliance, Inc.	633,131	5,856,462
Walmart, Inc.	3,801,665	293,602,588
		863,462,764

Energy 3.6%
Antero Resources Corp. *	260,142	7,021,233
APA Corp.	320,070	9,118,794
Baker Hughes Co.	887,971	31,229,940
Cheniere Energy, Inc.	203,963	37,786,185
Chesapeake Energy Corp.	98,599	7,344,640
Chevron Corp.	1,525,606	225,713,408
ConocoPhillips	1,040,007	118,342,397
Coterra Energy, Inc.	663,925	16,153,295
Devon Energy Corp.	563,165	25,218,529
Diamondback Energy, Inc.	159,091	31,040,245
EOG Resources, Inc.	511,337	65,870,432
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
EQT Corp.	527,646	17,681,417
Exxon Mobil Corp.	3,991,562	470,764,822
Halliburton Co.	785,678	24,426,729
Hess Corp.	246,084	33,974,357
HF Sinclair Corp.	134,407	6,604,760
Kinder Morgan, Inc.	1,717,219	37,040,414
Marathon Oil Corp.	502,839	14,406,337
Marathon Petroleum Corp.	314,004	55,616,389
New Fortress Energy, Inc. (a)	56,864	700,564
NOV, Inc.	353,279	6,277,768
Occidental Petroleum Corp.	598,581	34,107,145
ONEOK, Inc.	519,787	48,007,527
Ovintiv, Inc.	221,997	9,508,132
Phillips 66	377,589	52,979,513
Range Resources Corp.	217,549	6,500,364
Schlumberger NV	1,270,219	55,876,934
Targa Resources Corp.	197,438	29,003,642
TechnipFMC PLC	381,865	10,249,257
Texas Pacific Land Corp.	16,533	14,365,358
Valero Energy Corp.	291,303	42,742,889
Williams Cos., Inc.	1,084,415	49,633,675
		1,595,307,091

Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	141,231	16,886,991
American Homes 4 Rent, Class A	284,006	11,294,919
American Tower Corp.	416,246	93,264,079
Americold Realty Trust, Inc.	235,817	6,838,693
AvalonBay Communities, Inc.	126,446	28,542,655
BXP, Inc.	128,400	9,658,248
Camden Property Trust	93,826	11,747,015
Crown Castle, Inc.	386,529	43,298,978
CubeSmart	201,425	10,439,858
Digital Realty Trust, Inc.	288,916	43,802,555
EastGroup Properties, Inc.	42,334	7,891,058
Equinix, Inc.	84,285	70,324,033
Equity LifeStyle Properties, Inc.	167,487	12,177,980
Equity Residential	307,495	23,025,226
Essex Property Trust, Inc.	57,180	17,256,352
Extra Space Storage, Inc.	188,728	33,404,856
Federal Realty Investment Trust	66,300	7,624,500
Gaming & Leisure Properties, Inc.	243,633	12,673,789
Healthcare Realty Trust, Inc.	339,471	6,042,584
Healthpeak Properties, Inc.	627,322	13,976,734
Host Hotels & Resorts, Inc.	627,132	11,100,236
Invitation Homes, Inc.	509,720	18,778,085
Iron Mountain, Inc.	261,229	29,586,796
Kimco Realty Corp.	599,063	13,934,205
Lamar Advertising Co., Class A	77,322	9,725,561
Lineage, Inc. *	50,745	4,257,505
Mid-America Apartment Communities, Inc.	103,103	16,740,834
NNN REIT, Inc.	164,084	7,710,307
Omega Healthcare Investors, Inc.	221,534	8,759,454
Prologis, Inc.	823,209	105,222,574
Public Storage	140,889	48,426,367
Realty Income Corp.	774,092	48,078,854
Regency Centers Corp.	145,184	10,553,425
Rexford Industrial Realty, Inc.	196,187	9,989,842
SBA Communications Corp.	95,621	21,673,456
Simon Property Group, Inc.	290,429	48,603,293
Sun Communities, Inc.	110,409	14,931,713
UDR, Inc.	266,763	11,873,621
Ventas, Inc.	362,117	22,491,087
VICI Properties, Inc.	930,089	31,139,380
Welltower, Inc.	530,985	64,079,270
Weyerhaeuser Co.	649,671	19,808,469
SECURITY	NUMBER OF SHARES	VALUE ($)
WP Carey, Inc.	193,730	11,627,675
		1,069,263,112

Financial Services 7.9%
AGNC Investment Corp.	647,225	6,608,167
Ally Financial, Inc.	241,813	10,443,903
American Express Co.	505,955	130,865,261
Ameriprise Financial, Inc.	88,119	39,604,203
Annaly Capital Management, Inc.	448,063	9,032,950
Apollo Global Management, Inc.	389,033	45,022,789
ARES Management Corp., Class A	155,250	22,728,600
Bank of New York Mellon Corp.	666,192	45,447,618
Berkshire Hathaway, Inc., Class B *	1,610,851	766,636,208
BlackRock, Inc.	124,145	111,955,202
Blackstone, Inc.	635,201	90,427,214
Block, Inc. *	496,276	32,793,918
Capital One Financial Corp.	339,998	49,955,906
Carlyle Group, Inc.	193,304	7,757,290
Cboe Global Markets, Inc.	93,833	19,273,298
Charles Schwab Corp. (b)	1,317,304	85,756,490
CME Group, Inc.	319,817	68,997,320
Coinbase Global, Inc., Class A *	158,205	29,008,469
Corebridge Financial, Inc.	204,516	6,045,493
Corpay, Inc. *	62,453	19,707,044
Credit Acceptance Corp. *	5,469	2,551,453
Discover Financial Services	223,475	30,998,217
Equitable Holdings, Inc.	273,587	11,632,919
FactSet Research Systems, Inc.	33,682	14,242,097
Fidelity National Information Services, Inc.	495,924	40,888,934
Fiserv, Inc. *	520,641	90,903,919
Franklin Resources, Inc.	267,651	5,417,256
Global Payments, Inc.	227,356	25,238,790
Goldman Sachs Group, Inc.	286,916	146,398,889
Interactive Brokers Group, Inc., Class A	95,570	12,318,017
Intercontinental Exchange, Inc.	510,674	82,499,385
Invesco Ltd.	405,284	6,926,304
Jack Henry & Associates, Inc.	64,204	11,109,218
Jefferies Financial Group, Inc.	148,672	8,912,886
KKR & Co., Inc.	592,453	73,327,908
LPL Financial Holdings, Inc.	66,237	14,859,609
MarketAxess Holdings, Inc.	33,579	8,139,214
Mastercard, Inc., Class A	730,414	353,038,303
Moody's Corp.	139,823	68,197,270
Morgan Stanley	1,112,187	115,233,695
Morningstar, Inc.	23,187	7,275,385
MSCI, Inc.	70,271	40,798,640
Nasdaq, Inc.	367,893	26,517,727
Northern Trust Corp.	182,084	16,607,882
PayPal Holdings, Inc. *	932,092	67,511,424
Raymond James Financial, Inc.	166,078	19,857,946
Robinhood Markets, Inc., Class A *	471,670	9,490,000
S&P Global, Inc.	284,885	146,214,377
SEI Investments Co.	90,253	6,103,810
SoFi Technologies, Inc. *	945,927	7,557,957
Starwood Property Trust, Inc.	267,249	5,569,469
State Street Corp.	268,086	23,350,291
Synchrony Financial	355,169	17,850,794
T. Rowe Price Group, Inc.	197,591	20,952,550
Toast, Inc., Class A *	356,367	8,859,284
Tradeweb Markets, Inc., Class A	102,300	12,095,952
Visa, Inc., Class A	1,400,649	387,097,364
Voya Financial, Inc.	89,546	6,342,543
WEX, Inc. *	36,687	7,007,951
		3,557,962,972

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	1,528,333	82,178,465
Archer-Daniels-Midland Co.	440,263	26,851,640
Brown-Forman Corp., Class B	210,039	9,575,678
Bunge Global SA	126,214	12,795,575
Campbell Soup Co.	172,680	8,585,650
Celsius Holdings, Inc. *	131,912	5,016,613
Coca-Cola Co.	3,453,353	250,264,492
Conagra Brands, Inc.	421,782	13,159,598
Constellation Brands, Inc., Class A	143,072	34,438,861
Darling Ingredients, Inc. *	142,486	5,945,941
General Mills, Inc.	503,017	36,363,099
Hershey Co.	131,579	25,402,642
Hormel Foods Corp.	255,070	8,302,528
J.M. Smucker Co.	95,064	10,901,940
Kellanova	234,637	18,914,089
Keurig Dr. Pepper, Inc.	929,066	34,013,106
Kraft Heinz Co.	702,498	24,889,504
Lamb Weston Holdings, Inc.	127,317	7,883,469
McCormick & Co., Inc. - Non Voting Shares	224,498	17,966,575
Molson Coors Beverage Co., Class B	162,032	8,744,867
Mondelez International, Inc., Class A	1,194,754	85,795,285
Monster Beverage Corp. *	629,660	29,675,876
PepsiCo, Inc.	1,224,635	211,714,899
Philip Morris International, Inc.	1,385,003	170,757,020
Post Holdings, Inc. *	45,061	5,216,712
Tyson Foods, Inc., Class A	253,399	16,296,090
		1,161,650,214

Health Care Equipment & Services 4.9%
Abbott Laboratories	1,547,900	175,330,633
agilon health, Inc. *	266,955	1,089,176
Align Technology, Inc. *	62,315	14,782,364
Baxter International, Inc.	452,363	17,162,652
Becton Dickinson & Co.	256,892	62,273,190
Boston Scientific Corp. *	1,308,479	107,020,497
Cardinal Health, Inc.	215,414	24,281,466
Cencora, Inc.	147,555	35,349,751
Centene Corp. *	474,712	37,421,547
Chemed Corp.	13,507	7,917,398
Cigna Group	252,836	91,478,593
Cooper Cos., Inc. *	176,349	18,645,380
CVS Health Corp.	1,115,277	63,838,456
DaVita, Inc. *	45,986	6,940,207
DENTSPLY SIRONA, Inc.	186,914	4,727,055
Dexcom, Inc. *	354,313	24,568,063
Edwards Lifesciences Corp. *	536,760	37,551,730
Elevance Health, Inc.	206,899	115,219,984
Encompass Health Corp.	90,542	8,424,933
GE HealthCare Technologies, Inc.	378,297	32,087,152
HCA Healthcare, Inc.	172,601	68,279,230
Henry Schein, Inc. *	116,150	8,194,383
Hologic, Inc. *	208,556	16,943,089
Humana, Inc.	107,233	38,010,882
IDEXX Laboratories, Inc. *	73,595	35,423,481
Insulet Corp. *	62,702	12,714,085
Intuitive Surgical, Inc. *	315,608	155,477,969
Labcorp Holdings, Inc.	74,550	17,138,300
Masimo Corp. *	39,641	4,658,610
McKesson Corp.	115,806	64,976,431
Medtronic PLC	1,181,466	104,654,258
Molina Healthcare, Inc. *	52,314	18,298,914
Penumbra, Inc. *	34,329	6,945,443
Quest Diagnostics, Inc.	99,184	15,568,912
R1 RCM, Inc. *	170,525	2,406,108
SECURITY	NUMBER OF SHARES	VALUE ($)
ResMed, Inc.	131,081	32,117,467
Solventum Corp. *	122,602	7,860,014
STERIS PLC	87,768	21,160,865
Stryker Corp.	301,840	108,789,173
Teleflex, Inc.	41,485	10,170,877
UnitedHealth Group, Inc.	818,929	483,331,896
Universal Health Services, Inc., Class B	53,078	12,630,972
Veeva Systems, Inc., Class A *	129,982	28,133,304
Zimmer Biomet Holdings, Inc.	183,090	21,139,571
		2,181,134,461

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	217,861	22,195,679
Clorox Co.	109,693	17,365,499
Colgate-Palmolive Co.	729,476	77,689,194
Coty, Inc., Class A *	327,312	3,070,186
Estee Lauder Cos., Inc., Class A	207,094	18,982,236
Kenvue, Inc.	1,701,736	37,353,105
Kimberly-Clark Corp.	299,812	43,370,804
Procter & Gamble Co.	2,100,029	360,238,975
Reynolds Consumer Products, Inc.	47,762	1,504,503
		581,770,181

Insurance 2.3%
Aflac, Inc.	460,620	50,834,023
Allstate Corp.	234,972	44,395,610
American Financial Group, Inc.	57,935	7,741,275
American International Group, Inc.	591,237	45,554,811
Aon PLC, Class A	193,090	66,368,895
Arch Capital Group Ltd. *	332,932	37,651,280
Arthur J Gallagher & Co.	194,515	56,909,253
Assurant, Inc.	45,809	8,994,597
Brown & Brown, Inc.	210,931	22,175,176
Chubb Ltd.	361,712	102,791,316
Cincinnati Financial Corp.	139,581	19,126,784
CNA Financial Corp.	24,182	1,255,529
Erie Indemnity Co., Class A	22,218	11,291,854
Everest Group Ltd.	38,690	15,175,766
Fidelity National Financial, Inc.	228,697	13,483,975
Globe Life, Inc.	75,397	7,920,455
Hartford Financial Services Group, Inc.	263,426	30,583,759
Kinsale Capital Group, Inc.	19,440	9,546,790
Loews Corp.	162,811	13,340,733
Markel Group, Inc. *	11,528	18,452,639
Marsh & McLennan Cos., Inc.	439,192	99,920,572
MetLife, Inc.	532,292	41,241,984
Old Republic International Corp.	225,338	8,082,874
Principal Financial Group, Inc.	192,049	15,636,630
Progressive Corp.	521,112	131,424,446
Prudential Financial, Inc.	319,873	38,755,813
Reinsurance Group of America, Inc.	58,742	12,967,884
RenaissanceRe Holdings Ltd.	47,061	11,990,672
Travelers Cos., Inc.	203,568	46,427,754
Unum Group	157,904	8,762,093
W.R. Berkley Corp.	271,070	16,182,879
Willis Towers Watson PLC	90,883	26,547,833
		1,041,535,954

Materials 2.4%
Air Products & Chemicals, Inc.	197,488	55,069,529
Albemarle Corp.	103,929	9,379,592
Alcoa Corp.	219,268	7,038,503
Amcor PLC	1,284,348	14,692,941
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AptarGroup, Inc.	59,071	9,049,086
Avery Dennison Corp.	71,558	15,875,142
Axalta Coating Systems Ltd. *	196,293	7,164,695
Ball Corp.	277,442	17,703,574
Berry Global Group, Inc.	102,224	7,039,145
Celanese Corp.	89,120	11,639,072
CF Industries Holdings, Inc.	162,813	13,528,132
Cleveland-Cliffs, Inc. *	423,560	5,531,694
Corteva, Inc.	618,765	35,455,235
CRH PLC	610,835	55,445,493
Crown Holdings, Inc.	105,452	9,533,915
Dow, Inc.	626,430	33,564,119
DuPont de Nemours, Inc.	372,456	31,379,418
Eastman Chemical Co.	104,452	10,692,751
Ecolab, Inc.	225,931	57,201,211
FMC Corp.	110,412	7,130,407
Freeport-McMoRan, Inc.	1,277,638	56,573,811
International Flavors & Fragrances, Inc.	228,161	23,726,462
International Paper Co.	307,160	14,872,687
Linde PLC	427,462	204,433,702
LyondellBasell Industries NV, Class A	228,832	22,585,718
Martin Marietta Materials, Inc.	54,899	29,324,850
Mosaic Co.	289,439	8,269,272
Newmont Corp.	1,026,154	54,786,362
Nucor Corp.	213,455	32,425,949
Packaging Corp. of America	79,200	16,595,568
PPG Industries, Inc.	210,560	27,315,949
Reliance, Inc.	51,187	14,672,754
Royal Gold, Inc.	57,911	8,117,385
RPM International, Inc.	114,788	13,344,105
Sealed Air Corp.	130,464	4,559,717
Sherwin-Williams Co.	207,684	76,712,239
Smurfit WestRock PLC	461,404	21,879,778
Sonoco Products Co.	88,964	5,032,693
Steel Dynamics, Inc.	131,457	15,710,426
Vulcan Materials Co.	117,740	28,871,025
Westlake Corp.	28,257	4,109,698
		1,098,033,804

Media & Entertainment 7.7%
Alphabet, Inc., Class A	5,226,698	853,937,919
Alphabet, Inc., Class C	4,348,278	717,944,181
Charter Communications, Inc., Class A *	87,350	30,357,619
Comcast Corp., Class A	3,484,030	137,863,067
Electronic Arts, Inc.	216,606	32,885,123
Fox Corp., Class A	313,256	12,959,401
Interpublic Group of Cos., Inc.	338,812	11,048,659
Liberty Broadband Corp., Class C *	111,973	6,984,876
Liberty Media Corp.-Liberty Formula One, Class C *	214,000	16,702,700
Liberty Media Corp.-Liberty SiriusXM, Class C *	198,110	4,720,961
Live Nation Entertainment, Inc. *	127,658	12,468,357
Match Group, Inc. *	232,932	8,667,400
Meta Platforms, Inc., Class A	1,949,935	1,016,520,615
Netflix, Inc. *	383,450	268,932,658
News Corp., Class A	444,459	12,591,523
Omnicom Group, Inc.	174,252	17,500,128
Paramount Global, Class B	445,600	4,665,432
Pinterest, Inc., Class A *	534,362	17,120,958
ROBLOX Corp., Class A *	448,531	19,730,879
Roku, Inc. *	111,743	7,572,823
Sirius XM Holdings, Inc. (a)	573,124	1,885,578
Snap, Inc., Class A *	909,185	8,491,788
Take-Two Interactive Software, Inc. *	141,656	22,907,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Trade Desk, Inc., Class A *	395,249	41,315,378
Trump Media & Technology Group Corp. *(a)	44,456	866,892
Walt Disney Co.	1,622,723	146,661,705
Warner Bros Discovery, Inc. *	1,986,469	15,573,917
ZoomInfo Technologies, Inc. *	248,779	2,460,424
		3,451,338,153

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	1,571,256	308,453,265
Agilent Technologies, Inc.	261,334	37,349,855
Alnylam Pharmaceuticals, Inc. *	112,151	29,460,946
Amgen, Inc.	477,304	159,338,394
Avantor, Inc. *	600,791	15,524,440
Biogen, Inc. *	129,774	26,572,524
BioMarin Pharmaceutical, Inc. *	168,987	15,413,304
Bio-Rad Laboratories, Inc., Class A *	18,085	6,100,432
Bio-Techne Corp.	138,910	10,277,951
Bristol-Myers Squibb Co.	1,804,824	90,150,959
Bruker Corp.	86,784	5,831,017
Catalent, Inc. *	160,266	9,769,815
Charles River Laboratories International, Inc. *	46,227	9,141,389
Danaher Corp.	586,582	157,972,398
Elanco Animal Health, Inc. *	446,125	6,901,554
Eli Lilly & Co.	710,336	681,936,767
Exact Sciences Corp. *	165,514	10,210,559
Gilead Sciences, Inc.	1,108,771	87,592,909
GRAIL, Inc. *	23,371	329,765
Illumina, Inc. *	140,870	18,510,318
Incyte Corp. *	141,184	9,270,141
IQVIA Holdings, Inc. *	162,104	40,777,261
Jazz Pharmaceuticals PLC *	55,363	6,421,001
Johnson & Johnson	2,141,441	355,179,404
Medpace Holdings, Inc. *	20,761	7,375,761
Merck & Co., Inc.	2,253,826	266,965,690
Mettler-Toledo International, Inc. *	18,889	27,182,782
Moderna, Inc. *	297,191	23,002,583
Neurocrine Biosciences, Inc. *	89,718	11,399,569
Organon & Co.	224,933	5,027,253
Pfizer, Inc.	5,037,883	146,148,986
Regeneron Pharmaceuticals, Inc. *	94,496	111,948,466
Repligen Corp. *	46,234	6,978,098
Revvity, Inc.	109,749	13,448,643
Roivant Sciences Ltd. *	298,952	3,656,183
Royalty Pharma PLC, Class A	349,215	10,137,712
Sarepta Therapeutics, Inc. *	84,330	11,450,327
Thermo Fisher Scientific, Inc.	339,644	208,904,835
United Therapeutics Corp. *	39,375	14,314,781
Vertex Pharmaceuticals, Inc. *	229,640	113,876,180
Viatris, Inc.	1,059,129	12,794,278
Waters Corp. *	52,341	18,128,305
West Pharmaceutical Services, Inc.	64,761	20,310,992
Zoetis, Inc.	405,403	74,387,397
		3,205,925,189

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	269,317	31,009,160
CoStar Group, Inc. *	362,944	28,055,571
Jones Lang LaSalle, Inc. *	41,932	10,702,304
Zillow Group, Inc., Class C *	186,364	10,305,929
		80,072,964

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 10.6%
Advanced Micro Devices, Inc. *	1,437,553	213,562,874
Analog Devices, Inc.	441,430	103,665,421
Applied Materials, Inc.	738,806	145,736,872
Astera Labs, Inc. *(a)	18,369	790,969
Broadcom, Inc.	3,876,118	631,109,533
Enphase Energy, Inc. *	121,184	14,668,111
Entegris, Inc.	135,244	15,670,722
First Solar, Inc. *	95,136	21,631,072
Intel Corp.	3,783,090	83,379,304
KLA Corp.	119,760	98,134,937
Lam Research Corp.	116,239	95,433,381
Lattice Semiconductor Corp. *	122,793	5,815,476
Marvell Technology, Inc.	770,937	58,776,237
Microchip Technology, Inc.	481,304	39,543,937
Micron Technology, Inc.	986,042	94,896,682
Monolithic Power Systems, Inc.	43,343	40,511,835
NVIDIA Corp.	21,887,712	2,612,736,181
NXP Semiconductors NV	227,692	58,371,121
ON Semiconductor Corp. *	383,465	29,860,420
Qorvo, Inc. *	86,253	9,995,860
QUALCOMM, Inc.	995,592	174,527,278
Skyworks Solutions, Inc.	142,263	15,590,602
SolarEdge Technologies, Inc. *	47,545	1,156,770
Teradyne, Inc.	139,126	19,022,698
Texas Instruments, Inc.	809,867	173,586,893
Universal Display Corp.	38,133	7,387,125
Wolfspeed, Inc. *	109,350	1,066,162
		4,766,628,473

Software & Services 11.5%
Accenture PLC, Class A	559,424	191,295,037
Adobe, Inc. *	398,403	228,846,667
Akamai Technologies, Inc. *	135,236	13,772,434
ANSYS, Inc. *	77,320	24,852,194
AppLovin Corp., Class A *	161,032	14,955,042
Aspen Technology, Inc. *	25,103	5,877,616
Atlassian Corp., Class A *	141,915	23,501,124
Autodesk, Inc. *	190,678	49,271,195
Bentley Systems, Inc., Class B	207,153	10,662,165
Bill Holdings, Inc. *	84,376	4,603,555
Cadence Design Systems, Inc. *	242,213	65,138,342
Cloudflare, Inc., Class A *	268,465	22,051,715
Cognizant Technology Solutions Corp., Class A	442,408	34,406,070
Crowdstrike Holdings, Inc., Class A *	204,988	56,839,073
Datadog, Inc., Class A *	274,977	31,968,826
DocuSign, Inc. *	183,235	10,849,344
Dynatrace, Inc. *	215,444	10,905,775
Elastic NV *	73,657	5,611,927
EPAM Systems, Inc. *	50,882	10,215,070
Fair Isaac Corp. *	21,957	37,991,538
Five9, Inc. *	64,624	2,084,124
Fortinet, Inc. *	565,301	43,364,240
Gartner, Inc. *	69,223	34,054,947
Gen Digital, Inc.	491,168	12,996,305
GoDaddy, Inc., Class A *	125,901	21,077,086
Guidewire Software, Inc. *	73,550	10,942,034
HubSpot, Inc. *	45,457	22,686,225
International Business Machines Corp.	817,169	165,174,370
Intuit, Inc.	249,104	157,000,287
Manhattan Associates, Inc. *	54,937	14,526,991
Microsoft Corp.	6,613,292	2,758,668,625
MongoDB, Inc. *	65,273	18,980,736
Okta, Inc. *	142,760	11,239,495
SECURITY	NUMBER OF SHARES	VALUE ($)
Oracle Corp.	1,417,829	200,325,059
Palantir Technologies, Inc., Class A *	1,764,646	55,551,056
Palo Alto Networks, Inc. *	287,719	104,361,436
Procore Technologies, Inc. *	81,621	4,837,677
PTC, Inc. *	106,583	19,087,950
Roper Technologies, Inc.	95,009	52,673,940
Salesforce, Inc.	864,216	218,560,226
ServiceNow, Inc. *	182,390	155,943,450
Snowflake, Inc., Class A *	297,623	33,997,475
Synopsys, Inc. *	135,686	70,499,732
Twilio, Inc., Class A *	153,134	9,610,690
Tyler Technologies, Inc. *	37,821	22,233,831
UiPath, Inc., Class A *	359,263	4,627,308
Unity Software, Inc. *	211,992	3,470,309
VeriSign, Inc. *	76,793	14,122,233
Workday, Inc., Class A *	189,207	49,797,390
Zoom Video Communications, Inc., Class A *	233,715	16,145,032
Zscaler, Inc. *	80,252	16,048,795
		5,178,303,763

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	1,069,221	72,118,956
Apple, Inc.	12,825,653	2,937,074,537
Arista Networks, Inc. *	225,963	79,850,805
Arrow Electronics, Inc. *	46,618	6,297,159
CDW Corp.	119,365	26,933,519
Ciena Corp. *	127,025	7,322,991
Cisco Systems, Inc.	3,606,390	182,266,951
Cognex Corp.	152,143	6,143,534
Corning, Inc.	682,923	28,580,328
Dell Technologies, Inc., Class C	237,072	27,391,299
F5, Inc. *	51,760	10,515,044
Hewlett Packard Enterprise Co.	1,155,784	22,387,536
HP, Inc.	769,935	27,856,248
Jabil, Inc.	107,292	11,724,870
Juniper Networks, Inc.	288,102	11,201,406
Keysight Technologies, Inc. *	155,083	23,901,392
Motorola Solutions, Inc.	148,425	65,609,787
NetApp, Inc.	182,932	22,083,551
Pure Storage, Inc., Class A *	272,123	13,957,189
Seagate Technology Holdings PLC	174,562	17,377,647
Super Micro Computer, Inc. *	44,647	19,541,992
TD SYNNEX Corp.	68,914	8,367,538
TE Connectivity Ltd.	272,693	41,885,645
Teledyne Technologies, Inc. *	41,968	18,163,750
Trimble, Inc. *	217,776	12,345,721
Ubiquiti, Inc.	3,680	712,154
Western Digital Corp. *	291,261	19,103,809
Zebra Technologies Corp., Class A *	45,525	15,723,424
		3,736,438,782

Telecommunication Services 0.8%
AT&T, Inc.	6,382,272	127,007,213
GCI Liberty, Inc. *(c)	75,055	0
Liberty Global Ltd., Class C *	302,880	5,957,650
T-Mobile U.S., Inc.	459,077	91,227,781
Verizon Communications, Inc.	3,745,076	156,469,275
		380,661,919

Transportation 1.6%
Alaska Air Group, Inc. *	113,630	4,103,179
American Airlines Group, Inc. *	579,153	6,150,605
Avis Budget Group, Inc.	16,138	1,323,155
CH Robinson Worldwide, Inc.	104,680	10,835,427
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CSX Corp.	1,738,756	59,587,168
Delta Air Lines, Inc.	575,500	24,452,995
Expeditors International of Washington, Inc.	125,976	15,546,698
FedEx Corp.	201,418	60,177,656
Hertz Global Holdings, Inc. *	113,890	346,226
JB Hunt Transport Services, Inc.	72,025	12,474,730
Knight-Swift Transportation Holdings, Inc.	141,987	7,437,279
Norfolk Southern Corp.	201,291	51,562,702
Old Dominion Freight Line, Inc.	158,961	30,647,681
Saia, Inc. *	23,657	8,891,010
Southwest Airlines Co.	534,454	15,456,410
Uber Technologies, Inc. *	1,859,946	136,017,851
U-Haul Holding Co., Non Voting Shares	96,611	6,603,362
Union Pacific Corp.	542,933	139,039,712
United Airlines Holdings, Inc. *	292,839	12,896,629
United Parcel Service, Inc., Class B	648,139	83,318,268
XPO, Inc. *	104,056	11,926,899
		698,795,642

Utilities 2.3%
AES Corp.	632,489	10,834,537
Alliant Energy Corp.	229,233	13,357,407
Ameren Corp.	238,261	19,658,915
American Electric Power Co., Inc.	470,301	47,161,784
American Water Works Co., Inc.	172,456	24,681,903
Atmos Energy Corp.	134,408	17,572,502
Avangrid, Inc.	61,066	2,179,446
CenterPoint Energy, Inc.	569,696	15,552,701
CMS Energy Corp.	266,264	18,068,675
Consolidated Edison, Inc.	307,488	31,228,481
Constellation Energy Corp.	280,456	55,165,695
Dominion Energy, Inc.	744,495	41,617,271
DTE Energy Co.	184,395	23,053,063
Duke Energy Corp.	688,692	78,476,453
Edison International	341,959	29,760,692
Entergy Corp.	189,176	22,831,651
Essential Utilities, Inc.	223,934	8,731,187
Evergy, Inc.	205,571	12,157,469
Eversource Energy	315,559	21,309,699
Exelon Corp.	891,340	33,951,141
FirstEnergy Corp.	460,671	20,232,670
NextEra Energy, Inc.	1,828,555	147,216,963
NiSource, Inc.	395,678	13,081,115
NRG Energy, Inc.	185,882	15,801,829
OGE Energy Corp.	178,749	7,071,310
PG&E Corp.	1,898,003	37,390,659
Pinnacle West Capital Corp.	102,024	8,929,140
PPL Corp.	653,514	20,853,632
SECURITY	NUMBER OF SHARES	VALUE ($)
Public Service Enterprise Group, Inc.	441,812	35,676,319
Sempra	561,635	46,155,164
Southern Co.	972,925	84,060,720
UGI Corp.	185,350	4,617,069
Vistra Corp.	290,963	24,856,969
WEC Energy Group, Inc.	279,447	25,996,954
Xcel Energy, Inc.	495,267	30,325,198
		1,049,616,383
Total Common Stocks (Cost $25,662,043,218)		44,892,952,423

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)	23,775,100	23,775,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)(e)	7,568,010	7,568,010
		31,343,110
Total Short-Term Investments (Cost $31,343,110)		31,343,110
Total Investments in Securities (Cost $25,693,386,328)		44,924,295,533

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	264	74,725,200	1,563,554

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,142,358.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/24	BALANCE OF SHARES HELD AT 8/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$73,278,214	$9,545,339	($4,153,499 )	$1,120,234	$5,966,202	$85,756,490	1,317,304	$1,273,195
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$44,512,290,504	$—	$—	$44,512,290,504
Telecommunication Services	380,661,919	—	0 *	380,661,919
Short-Term Investments[1]	31,343,110	—	—	31,343,110
Futures Contracts[2]	1,563,554	—	—	1,563,554
Total	$44,925,859,087	$—	$0	$44,925,859,087

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $66,903,871)		$85,756,490
Investments in securities, at value - unaffiliated issuers (cost $25,626,482,457) including securities on loan of $7,142,358		44,838,539,043
Deposit with broker for futures contracts		5,096,000
Receivables:
Dividends		49,937,298
Variation margin on future contracts		640,450
Income from securities on loan		213,271
Foreign tax reclaims	+	51,913
Total assets		44,980,234,465

Liabilities
Collateral held for securities on loan		7,568,010
Payables:
Management fees	+	1,175,331
Total liabilities		8,743,341
Net assets		$44,971,491,124

Net Assets by Source
Capital received from investors		$26,799,294,112
Total distributable earnings	+	18,172,197,012
Net assets		$44,971,491,124

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$44,971,491,124		2,023,950,000		$22.22

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $173,299)		$543,097,987
Dividends received from securities - affiliated issuers		1,273,195
Other Interest		241,256
Securities on loan, net	+	1,189,110
Total investment income		545,801,548

Expenses
Management fees		11,559,359
Total expenses	–	11,559,359
Net investment income		534,242,189

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(388,791)
Net realized losses on sales of securities - unaffiliated issuers		(194,496,600)
Net realized gains on sales of in-kind redemptions - affiliated issuers		1,509,025
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		877,409,580
Net realized gains on futures contracts	+	8,941,817
Net realized gains		692,975,031
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		5,966,202
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		8,113,988,289
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,283,180
Net change in unrealized appreciation (depreciation)	+	8,121,237,671
Net realized and unrealized gains		8,814,212,702
Increase in net assets resulting from operations		$9,348,454,891
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$534,242,189	$502,256,555
Net realized gains		692,975,031	542,132,297
Net change in unrealized appreciation (depreciation)	+	8,121,237,671	3,639,409,676
Increase in net assets resulting from operations		$9,348,454,891	$4,683,798,528

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($532,106,595 )	($491,587,390 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		184,800,000	$3,637,480,109	180,600,000	$2,775,351,355
Shares redeemed	+	(76,950,000)	(1,500,137,484)	(116,400,000)	(1,860,648,362)
Net transactions in fund shares		107,850,000	$2,137,342,625	64,200,000	$914,702,993

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,916,100,000	$34,017,800,203	1,851,900,000	$28,910,886,072
Total increase	+	107,850,000	10,953,690,921	64,200,000	5,106,914,131
End of period		2,023,950,000	$44,971,491,124	1,916,100,000	$34,017,800,203

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]	9/1/19– 8/31/20[1,2]
Per-Share Data
Net asset value at beginning of period	$19.21	$15.52	$19.59	$15.02	$10.50
Income (loss) from investment operations:
Net investment income (loss)[3]	0.11	0.09	0.07	0.09	0.09
Net realized and unrealized gains (losses)	6.20	3.69	(4.05)	4.56	4.52
Total from investment operations	6.31	3.78	(3.98)	4.65	4.61
Less distributions:
Distributions from net investment income	(0.11)	(0.09)	(0.09)	(0.08)	(0.09)
Net asset value at end of period	$25.41	$19.21	$15.52	$19.59	$15.02
Total return	32.95%	24.41%	(20.37%)	31.06%	44.22%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%[4]	0.04%[4]	0.04%	0.04%
Net investment income (loss)	0.49%	0.54%	0.41%	0.55%	0.74%
Portfolio turnover rate[5]	3%	9%	6%	12%	7%
Net assets, end of period (x 1,000,000)	$31,741	$19,818	$14,493	$16,563	$12,785

[1]	Per-Share Data has been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.2%
Rivian Automotive, Inc., Class A *	815,657	11,525,234
Tesla, Inc. *	3,238,785	693,456,256
		704,981,490

Banks 0.1%
First Citizens BancShares, Inc., Class A	13,732	27,885,572

Capital Goods 2.5%
Axon Enterprise, Inc. *	82,970	30,281,561
Builders FirstSource, Inc. *	143,049	24,890,526
Carlisle Cos., Inc.	55,615	23,569,637
Deere & Co.	302,335	116,622,703
EMCOR Group, Inc.	54,211	21,308,176
Generac Holdings, Inc. *	70,770	11,077,628
General Electric Co.	1,276,206	222,851,092
Huntington Ingalls Industries, Inc.	45,836	12,961,046
L3Harris Technologies, Inc.	221,201	52,351,641
Nordson Corp.	63,122	16,194,580
Plug Power, Inc. *(a)	870,716	1,636,946
TransDigm Group, Inc.	65,198	89,530,546
Trex Co., Inc. *	126,648	8,072,543
United Rentals, Inc.	77,698	57,594,419
Vertiv Holdings Co.	402,046	33,381,879
WESCO International, Inc.	50,655	8,377,324
WillScot Holdings Corp. *	217,726	8,391,160
WW Grainger, Inc.	51,042	50,272,287
		789,365,694

Commercial & Professional Services 0.6%
CACI International, Inc., Class A *	26,076	12,728,217
Cintas Corp.	101,238	81,508,739
Clean Harbors, Inc. *	58,108	14,288,757
Copart, Inc. *	1,023,363	54,197,305
Dayforce, Inc. *	180,066	10,294,373
Paycom Software, Inc.	56,440	9,187,303
Paylocity Holding Corp. *	50,158	8,095,501
Tetra Tech, Inc.	61,608	14,646,686
		204,946,881

Consumer Discretionary Distribution & Retail 6.7%
Amazon.com, Inc. *	10,671,828	1,904,921,298
AutoZone, Inc. *	20,108	63,973,200
Etsy, Inc. *	140,490	7,739,594
Five Below, Inc. *	62,694	4,729,009
Floor & Decor Holdings, Inc., Class A *	126,270	14,197,799
Lithia Motors, Inc.	32,079	9,658,345
O'Reilly Automotive, Inc. *	69,000	77,967,930
Pool Corp.	45,852	16,122,480
RH *	16,899	4,287,276
Ulta Beauty, Inc. *	55,679	19,645,779
Wayfair, Inc., Class A *	111,504	4,744,495
		2,127,987,205

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	29,848	28,632,888
DR Horton, Inc.	345,868	65,286,044
Lululemon Athletica, Inc. *	133,354	34,601,362
SECURITY	NUMBER OF SHARES	VALUE ($)
NVR, Inc. *	3,683	33,782,170
TopBuild Corp. *	37,548	14,757,115
		177,059,579

Consumer Services 1.8%
Airbnb, Inc., Class A *	517,616	60,721,533
Booking Holdings, Inc.	39,614	154,860,237
Caesars Entertainment, Inc. *	245,709	9,248,487
Chipotle Mexican Grill, Inc. *	1,602,938	89,892,763
Churchill Downs, Inc.	78,809	10,952,087
Domino's Pizza, Inc.	40,656	16,840,122
DoorDash, Inc., Class A *	365,693	47,068,346
DraftKings, Inc., Class A *	554,469	19,129,180
Expedia Group, Inc. *	147,930	20,575,584
Hilton Worldwide Holdings, Inc.	292,640	64,275,450
Marriott International, Inc., Class A	279,828	65,672,833
		559,236,622

Consumer Staples Distribution & Retail 1.6%
Casey's General Stores, Inc.	42,988	15,574,982
Costco Wholesale Corp.	518,086	462,329,585
Performance Food Group Co. *	181,790	13,568,805
		491,473,372

Energy 1.3%
Baker Hughes Co.	1,173,260	41,263,554
Cheniere Energy, Inc.	265,956	49,271,009
Coterra Energy, Inc.	873,312	21,247,681
Diamondback Energy, Inc.	208,000	40,582,880
EOG Resources, Inc.	670,922	86,428,172
EQT Corp.	691,484	23,171,629
Halliburton Co.	1,032,401	32,097,347
Hess Corp.	319,491	44,108,927
New Fortress Energy, Inc. (a)	69,312	853,924
NOV, Inc.	448,190	7,964,336
Range Resources Corp.	279,735	8,358,482
Targa Resources Corp.	257,323	37,800,749
TechnipFMC PLC	506,819	13,603,022
Texas Pacific Land Corp.	21,988	19,105,153
		425,856,865

Equity Real Estate Investment Trusts (REITs) 0.4%
Equinix, Inc.	110,579	92,262,694
Rexford Industrial Realty, Inc.	253,456	12,905,980
SBA Communications Corp.	124,488	28,216,450
		133,385,124

Financial Services 5.9%
BlackRock, Inc.	162,893	146,898,536
Block, Inc. *	648,715	42,867,087
Coinbase Global, Inc., Class A *	207,256	38,002,460
Corpay, Inc. *	82,757	26,113,971
Credit Acceptance Corp. *	6,946	3,240,517
FactSet Research Systems, Inc.	44,344	18,750,417
Fiserv, Inc. *	683,030	119,257,038
Interactive Brokers Group, Inc., Class A	123,838	15,961,480
LPL Financial Holdings, Inc.	87,790	19,694,809
MarketAxess Holdings, Inc.	44,394	10,760,662
Mastercard, Inc., Class A	957,274	462,688,815
Moody's Corp.	183,368	89,435,908
MSCI, Inc.	91,859	53,332,417
PayPal Holdings, Inc. *	1,221,055	88,441,014
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Robinhood Markets, Inc., Class A *	605,072	12,174,049
S&P Global, Inc.	374,642	192,281,260
Toast, Inc., Class A *	466,344	11,593,312
Tradeweb Markets, Inc., Class A	134,209	15,868,872
Visa, Inc., Class A	1,837,137	507,729,553
WEX, Inc. *	48,250	9,216,715
		1,884,308,892

Food, Beverage & Tobacco 0.3%
Celsius Holdings, Inc. *	174,464	6,634,866
Constellation Brands, Inc., Class A	188,181	45,297,048
Monster Beverage Corp. *	827,838	39,016,005
		90,947,919

Health Care Equipment & Services 5.2%
agilon health, Inc. *	366,194	1,494,072
Align Technology, Inc. *	81,695	19,379,688
Centene Corp. *	622,299	49,055,830
Chemed Corp.	17,512	10,265,009
Cigna Group	331,824	120,057,241
Cooper Cos., Inc. *	230,857	24,408,511
Dexcom, Inc. *	463,779	32,158,436
Edwards Lifesciences Corp. *	705,262	49,340,129
Elevance Health, Inc.	271,510	151,201,204
Humana, Inc.	140,765	49,896,970
IDEXX Laboratories, Inc. *	96,426	46,412,727
Insulet Corp. *	81,674	16,561,037
Intuitive Surgical, Inc. *	413,949	203,923,696
Masimo Corp. *	50,546	5,940,166
McKesson Corp.	151,663	85,095,076
Molina Healthcare, Inc. *	68,245	23,871,419
Penumbra, Inc. *	44,416	8,986,245
R1 RCM, Inc. *	227,983	3,216,840
ResMed, Inc.	170,839	41,858,972
Solventum Corp. *	160,550	10,292,860
Teleflex, Inc.	54,250	13,300,472
UnitedHealth Group, Inc.	1,073,642	633,663,508
Veeva Systems, Inc., Class A *	170,201	36,838,304
		1,637,218,412

Insurance 0.8%
Everest Group Ltd.	50,090	19,647,301
Kinsale Capital Group, Inc.	25,875	12,706,954
Markel Group, Inc. *	15,165	24,274,312
Progressive Corp.	682,970	172,245,034
RenaissanceRe Holdings Ltd.	61,577	15,689,204
		244,562,805

Materials 1.6%
Albemarle Corp.	134,899	12,174,635
Cleveland-Cliffs, Inc. *	554,682	7,244,147
Corteva, Inc.	812,814	46,574,242
Linde PLC	560,513	268,065,342
Martin Marietta Materials, Inc.	71,573	38,231,434
Sherwin-Williams Co.	271,962	100,454,604
Vulcan Materials Co.	154,119	37,791,520
Westlake Corp.	39,318	5,718,410
		516,254,334

Media & Entertainment 12.6%
Alphabet, Inc., Class A	6,840,980	1,117,679,312
Alphabet, Inc., Class C	5,689,610	939,411,507
SECURITY	NUMBER OF SHARES	VALUE ($)
Charter Communications, Inc., Class A *	114,987	39,962,582
Liberty Broadband Corp., Class C *	153,050	9,547,259
Live Nation Entertainment, Inc. *	167,719	16,381,115
Meta Platforms, Inc., Class A	2,556,618	1,332,790,530
Netflix, Inc. *	502,729	352,588,984
Pinterest, Inc., Class A *	698,700	22,386,348
ROBLOX Corp., Class A *	591,649	26,026,639
Roku, Inc. *	147,966	10,027,656
Snap, Inc., Class A *	1,203,695	11,242,511
Take-Two Interactive Software, Inc. *	187,162	30,265,967
Trade Desk, Inc., Class A *	521,805	54,544,277
Warner Bros Discovery, Inc. *	2,611,525	20,474,356
ZoomInfo Technologies, Inc. *	351,297	3,474,327
		3,986,803,370

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Alnylam Pharmaceuticals, Inc. *	147,691	38,796,949
Avantor, Inc. *	790,240	20,419,802
BioMarin Pharmaceutical, Inc. *	219,329	20,004,998
Bio-Rad Laboratories, Inc., Class A *	23,685	7,989,424
Bio-Techne Corp.	180,379	13,346,242
Catalent, Inc. *	211,423	12,888,346
Charles River Laboratories International, Inc. *	59,253	11,717,281
Danaher Corp.	768,903	207,073,267
Eli Lilly & Co.	931,609	894,363,272
Exact Sciences Corp. *	216,324	13,345,028
GRAIL, Inc. *	30,708	433,290
Illumina, Inc. *	185,149	24,328,579
Incyte Corp. *	185,274	12,165,091
IQVIA Holdings, Inc. *	211,654	53,241,564
Jazz Pharmaceuticals PLC *	72,593	8,419,336
Medpace Holdings, Inc. *	27,150	9,645,581
Mettler-Toledo International, Inc. *	25,002	35,979,878
Moderna, Inc. *	388,822	30,094,823
Neurocrine Biosciences, Inc. *	117,825	14,970,844
Regeneron Pharmaceuticals, Inc. *	123,807	146,672,915
Repligen Corp. *	60,298	9,100,777
Revvity, Inc.	144,808	17,744,772
Roivant Sciences Ltd. *	376,254	4,601,586
Sarepta Therapeutics, Inc. *	109,239	14,832,471
Thermo Fisher Scientific, Inc.	445,373	273,935,571
Vertex Pharmaceuticals, Inc. *	300,918	149,222,227
Waters Corp. *	68,927	23,872,866
West Pharmaceutical Services, Inc.	84,916	26,632,205
Zoetis, Inc.	533,542	97,899,622
		2,193,738,607

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	477,774	36,931,930

Semiconductors & Semiconductor Equipment 15.7%
Advanced Micro Devices, Inc. *	1,885,529	280,114,188
Astera Labs, Inc. *(a)	23,621	1,017,120
Broadcom, Inc.	5,084,368	827,836,798
Enphase Energy, Inc. *	158,542	19,189,924
First Solar, Inc. *	125,145	28,454,219
KLA Corp.	157,908	129,394,552
Lam Research Corp.	153,274	125,839,487
Marvell Technology, Inc.	1,007,050	76,777,492
Monolithic Power Systems, Inc.	57,011	53,287,042
NVIDIA Corp.	28,676,755	3,423,144,244
Qorvo, Inc. *	113,597	13,164,756
SolarEdge Technologies, Inc. *	67,336	1,638,285
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Display Corp.	50,947	9,869,453
		4,989,727,560

Software & Services 19.4%
Accenture PLC, Class A	734,348	251,110,299
Adobe, Inc. *	522,519	300,140,139
ANSYS, Inc. *	101,116	32,500,705
AppLovin Corp., Class A *	211,134	19,608,015
Atlassian Corp., Class A *	185,601	30,735,526
Autodesk, Inc. *	248,989	64,338,758
Bill Holdings, Inc. *	110,995	6,055,887
Cadence Design Systems, Inc. *	318,636	85,690,779
Cloudflare, Inc., Class A *	351,288	28,854,796
Crowdstrike Holdings, Inc., Class A *	269,502	74,727,515
Datadog, Inc., Class A *	360,251	41,882,781
DocuSign, Inc. *	238,315	14,110,631
Dynatrace, Inc. *	279,617	14,154,213
Elastic NV *	95,122	7,247,345
EPAM Systems, Inc. *	66,657	13,382,059
Fair Isaac Corp. *	28,756	49,755,644
Five9, Inc. *	84,366	2,720,803
Fortinet, Inc. *	741,696	56,895,500
Gartner, Inc. *	90,866	44,702,437
GoDaddy, Inc., Class A *	165,293	27,671,701
HubSpot, Inc. *	59,617	29,753,056
Intuit, Inc.	326,523	205,794,386
Microsoft Corp.	8,664,591	3,614,347,490
MongoDB, Inc. *	85,413	24,837,246
Okta, Inc. *	186,654	14,695,269
Palantir Technologies, Inc., Class A *	2,311,623	72,769,892
Palo Alto Networks, Inc. *	377,033	136,757,410
Procore Technologies, Inc. *	103,750	6,149,262
PTC, Inc. *	139,875	25,050,214
Roper Technologies, Inc.	125,434	69,541,864
Salesforce, Inc.	1,133,121	286,566,301
ServiceNow, Inc. *	239,499	204,771,645
Snowflake, Inc., Class A *	389,879	44,535,878
Synopsys, Inc. *	178,340	92,661,897
Twilio, Inc., Class A *	200,730	12,597,815
Tyler Technologies, Inc. *	49,648	29,186,570
UiPath, Inc., Class A *	472,009	6,079,476
Unity Software, Inc. *	290,327	4,752,653
Workday, Inc., Class A *	248,136	65,306,914
Zoom Video Communications, Inc., Class A *	313,308	21,643,317
Zscaler, Inc. *	105,108	21,019,498
		6,155,103,586

Technology Hardware & Equipment 12.8%
Apple, Inc.	16,804,183	3,848,157,907
Arista Networks, Inc. *	296,570	104,801,907
Dell Technologies, Inc., Class C	311,466	35,986,782
Pure Storage, Inc., Class A *	357,788	18,350,946
Super Micro Computer, Inc. *	58,792	25,733,258
Teledyne Technologies, Inc. *	54,801	23,717,873
Ubiquiti, Inc.	4,713	912,060
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	59,545	20,565,652
		4,078,226,385

Telecommunication Services 0.4%
T-Mobile U.S., Inc.	602,403	119,709,524

Transportation 0.2%
JB Hunt Transport Services, Inc.	95,116	16,474,091
Old Dominion Freight Line, Inc.	209,324	40,357,667
Saia, Inc. *	31,302	11,764,231
		68,595,989

Utilities 0.2%
Constellation Energy Corp.	367,567	72,300,429
Total Common Stocks (Cost $17,389,270,350)		31,716,608,146

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (b)	10,620,402	10,620,402
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (b)(c)	3,189,475	3,189,475
		13,809,877
Total Short-Term Investments (Cost $13,809,877)		13,809,877
Total Investments in Securities (Cost $17,403,080,227)		31,730,418,023

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 09/20/24	105	19,367,250	466,047
S&P 500 Index, e-mini, expires 09/20/24	10	2,830,500	78,657
			544,704

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,952,468.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$31,716,608,146	$—	$—	$31,716,608,146
Short-Term Investments[1]	13,809,877	—	—	13,809,877
Futures Contracts[2]	544,704	—	—	544,704
Total	$31,730,962,727	$—	$—	$31,730,962,727

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $17,403,080,227) including securities on loan of $2,952,468		$31,730,418,023
Deposit with broker for futures contracts		2,748,400
Receivables:
Dividends		12,154,533
Variation margin on future contracts		214,035
Income from securities on loan	+	7,645
Total assets		31,745,542,636

Liabilities
Collateral held for securities on loan		3,189,475
Payables:
Management fees	+	1,105,449
Total liabilities		4,294,924
Net assets		$31,741,247,712

Net Assets by Source
Capital received from investors		$18,241,155,629
Total distributable earnings	+	13,500,092,083
Net assets		$31,741,247,712

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$31,741,247,712		1,249,000,000		$25.41

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers		$132,775,658
Other Interest		117,439
Securities on loan, net	+	81,768
Total investment income		132,974,865

Expenses
Management fees		10,140,496
Total expenses	–	10,140,496
Net investment income		122,834,369

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(52,412,700)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		418,752,597
Net realized gains on futures contracts	+	6,538,139
Net realized gains		372,878,036
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		6,746,363,447
Net change in unrealized appreciation (depreciation) on futures contracts	+	(98,082)
Net change in unrealized appreciation (depreciation)	+	6,746,265,365
Net realized and unrealized gains		7,119,143,401
Increase in net assets resulting from operations		$7,241,977,770
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$122,834,369	$86,324,761
Net realized gains		372,878,036	50,808,515
Net change in unrealized appreciation (depreciation)	+	6,746,265,365	3,739,789,205
Increase in net assets resulting from operations		$7,241,977,770	$3,876,922,481

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($116,945,705 )	($83,274,425 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		250,600,000	$5,539,224,296	150,200,000	$2,378,593,012
Shares redeemed	+	(33,400,000)	(741,168,580)	(52,000,000)	(846,955,037)
Net transactions in fund shares		217,200,000	$4,798,055,716	98,200,000	$1,531,637,975

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,031,800,000	$19,818,159,931	933,600,000	$14,492,873,900
Total increase	+	217,200,000	11,923,087,781	98,200,000	5,325,286,031
End of period		1,249,000,000	$31,741,247,712	1,031,800,000	$19,818,159,931

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$22.54	$21.49	$23.56	$17.97	$18.38
Income (loss) from investment operations:
Net investment income (loss)[2]	0.57	0.56	0.50	0.46	0.64
Net realized and unrealized gains (losses)	3.98	1.04	(2.08)	5.69	(0.45)
Total from investment operations	4.55	1.60	(1.58)	6.15	0.19
Less distributions:
Distributions from net investment income	(0.58)	(0.55)	(0.49)	(0.56)	(0.60)
Net asset value at end of period	$26.51	$22.54	$21.49	$23.56	$17.97
Total return	20.56%	7.60%	(6.78%)	34.95%	1.21%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%[3]	0.04%[3]	0.04%	0.04%
Net investment income (loss)	2.40%	2.57%	2.19%	2.22%	3.59%
Portfolio turnover rate[4]	6%	7%	8%	23%	19%
Net assets, end of period (x 1,000,000)	$11,695	$9,824	$9,497	$9,927	$6,847

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 0.7%
Aptiv PLC *	136,779	9,783,802
Autoliv, Inc.	36,388	3,728,678
BorgWarner, Inc.	114,366	3,896,450
Ford Motor Co.	1,965,837	21,997,716
General Motors Co.	572,073	28,477,794
Gentex Corp.	115,686	3,624,442
Lear Corp.	28,512	3,325,925
Lucid Group, Inc. *(a)	450,314	1,810,262
		76,645,069

Banks 7.1%
Bank of America Corp.	3,412,527	139,060,475
BOK Financial Corp.	13,534	1,420,393
Citigroup, Inc.	956,708	59,928,189
Citizens Financial Group, Inc.	228,133	9,821,126
Comerica, Inc.	66,542	3,800,214
Commerce Bancshares, Inc.	59,201	3,786,496
Cullen/Frost Bankers, Inc.	32,116	3,604,379
East West Bancorp, Inc.	69,917	5,877,922
Fifth Third Bancorp	343,243	14,653,044
First Horizon Corp.	273,094	4,530,629
Huntington Bancshares, Inc.	725,364	10,858,699
JPMorgan Chase & Co.	1,440,335	323,787,308
KeyCorp	472,701	8,064,279
M&T Bank Corp.	83,618	14,391,494
New York Community Bancorp, Inc.	130,524	1,414,880
PNC Financial Services Group, Inc.	199,487	36,923,049
Regions Financial Corp.	459,209	10,754,675
Truist Financial Corp.	671,136	29,838,707
U.S. Bancorp	782,714	36,967,582
Webster Financial Corp.	86,546	4,104,877
Wells Fargo & Co.	1,748,623	102,241,987
Western Alliance Bancorp	54,737	4,470,918
Zions Bancorp NA	73,627	3,648,954
		833,950,276

Capital Goods 10.2%
3M Co.	277,418	37,365,430
A.O. Smith Corp.	60,500	5,065,060
Acuity Brands, Inc.	15,280	3,891,816
Advanced Drainage Systems, Inc.	34,214	5,363,387
AECOM	68,544	6,863,996
AGCO Corp.	31,352	2,854,286
Allegion PLC	44,036	6,113,958
AMETEK, Inc.	116,265	19,887,128
Boeing Co. *	289,490	50,295,993
Carrier Global Corp.	420,470	30,601,807
Caterpillar, Inc.	245,293	87,348,837
CNH Industrial NV	460,672	4,763,348
Cummins, Inc.	68,654	21,478,404
Curtiss-Wright Corp.	19,145	6,047,140
Donaldson Co., Inc.	60,706	4,415,147
Dover Corp.	68,955	12,827,699
Eaton Corp. PLC	200,527	61,547,752
Emerson Electric Co.	286,742	30,219,739
Fastenal Co.	286,840	19,585,435
Ferguson Enterprises, Inc.	101,280	20,834,309
Fortive Corp.	176,389	13,123,342
Fortune Brands Innovations, Inc.	62,498	4,962,966
GE Vernova, Inc. *	137,413	27,620,013
General Dynamics Corp.	113,946	34,110,875
SECURITY	NUMBER OF SHARES	VALUE ($)
Graco, Inc.	84,689	7,058,828
HEICO Corp.	50,279	12,899,580
Honeywell International, Inc.	326,656	67,915,049
Howmet Aerospace, Inc.	194,383	18,789,061
Hubbell, Inc.	26,852	10,738,652
IDEX Corp.	38,061	7,858,835
Illinois Tool Works, Inc.	136,224	34,489,192
Ingersoll Rand, Inc.	202,259	18,496,586
ITT, Inc.	41,106	5,722,777
Johnson Controls International PLC	337,544	24,590,080
Lennox International, Inc.	16,077	9,488,485
Lincoln Electric Holdings, Inc.	28,567	5,530,857
Lockheed Martin Corp.	107,106	60,846,919
Masco Corp.	110,493	8,790,823
Middleby Corp. *	27,020	3,799,552
Northrop Grumman Corp.	69,735	36,486,049
nVent Electric PLC	83,107	5,647,952
Otis Worldwide Corp.	203,007	19,222,733
Owens Corning	43,472	7,335,031
PACCAR, Inc.	262,783	25,274,469
Parker-Hannifin Corp.	64,450	38,682,890
Pentair PLC	83,450	7,401,180
Quanta Services, Inc.	73,394	20,192,891
Regal Rexnord Corp.	33,339	5,594,618
Rockwell Automation, Inc.	57,265	15,577,798
RTX Corp.	666,836	82,247,552
Sensata Technologies Holding PLC	76,316	2,941,982
Snap-on, Inc.	26,475	7,512,016
Stanley Black & Decker, Inc.	77,291	7,911,507
Textron, Inc.	95,769	8,734,133
Toro Co.	52,062	4,820,941
Trane Technologies PLC	113,479	41,040,815
Watsco, Inc.	16,061	7,635,721
Westinghouse Air Brake Technologies Corp.	88,601	15,024,072
Woodward, Inc.	30,602	5,099,823
Xylem, Inc.	121,481	16,707,282
		1,195,294,598

Commercial & Professional Services 2.4%
Automatic Data Processing, Inc.	205,389	56,668,879
Booz Allen Hamilton Holding Corp., Class A	65,067	10,331,338
Broadridge Financial Solutions, Inc.	59,281	12,618,554
Equifax, Inc.	61,989	19,038,681
Genpact Ltd.	83,232	3,265,191
Jacobs Solutions, Inc.	62,883	9,487,787
KBR, Inc.	67,175	4,659,258
Leidos Holdings, Inc.	67,919	10,765,841
Paychex, Inc.	160,884	21,107,981
RB Global, Inc.	91,943	7,919,051
Republic Services, Inc.	102,691	21,381,293
Robert Half, Inc.	51,664	3,237,783
Rollins, Inc.	140,609	7,055,760
SS&C Technologies Holdings, Inc.	107,808	8,095,303
TransUnion	97,213	9,411,190
Veralto Corp.	110,081	12,376,407
Verisk Analytics, Inc.	71,495	19,505,266
Waste Management, Inc.	182,939	38,790,385
		275,715,948

Consumer Discretionary Distribution & Retail 3.8%
Bath & Body Works, Inc.	112,712	3,467,021
Best Buy Co., Inc.	96,666	9,705,266
Burlington Stores, Inc. *	31,938	8,567,049
CarMax, Inc. *	78,591	6,644,869
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dick's Sporting Goods, Inc.	29,253	6,931,791
eBay, Inc.	253,281	14,968,907
GameStop Corp., Class A *	135,214	3,166,712
Genuine Parts Co.	69,937	10,019,175
Home Depot, Inc.	497,067	183,169,190
LKQ Corp.	134,281	5,584,747
Lowe's Cos., Inc.	287,048	71,331,428
Penske Automotive Group, Inc.	9,693	1,648,779
Ross Stores, Inc.	168,129	25,321,909
TJX Cos., Inc.	568,245	66,638,091
Tractor Supply Co.	54,028	14,455,191
Williams-Sonoma, Inc.	64,264	8,632,583
		440,252,708

Consumer Durables & Apparel 1.2%
Garmin Ltd.	77,207	14,151,271
Hasbro, Inc.	65,904	4,492,017
Lennar Corp., Class A	128,501	23,394,892
Mohawk Industries, Inc. *	26,527	4,115,399
NIKE, Inc., Class B	607,629	50,627,648
Polaris, Inc.	26,763	2,265,488
PulteGroup, Inc.	105,668	13,911,192
Tapestry, Inc.	115,337	4,725,357
Tempur Sealy International, Inc.	86,975	4,560,099
Toll Brothers, Inc.	52,087	7,504,174
VF Corp.	165,392	3,011,789
Whirlpool Corp.	27,331	2,741,026
		135,500,352

Consumer Services 2.1%
ADT, Inc.	135,554	988,189
Aramark	131,781	4,827,138
Carnival Corp. *	507,553	8,374,625
Darden Restaurants, Inc.	59,856	9,466,226
Las Vegas Sands Corp.	183,567	7,157,277
McDonald's Corp.	361,469	104,341,642
MGM Resorts International *	126,017	4,736,979
Norwegian Cruise Line Holdings Ltd. *	215,498	3,855,259
Royal Caribbean Cruises Ltd. *	118,907	19,574,470
Service Corp. International	73,081	5,720,050
Starbucks Corp.	568,124	53,727,487
Vail Resorts, Inc.	18,982	3,449,029
Wyndham Hotels & Resorts, Inc.	40,383	3,178,142
Wynn Resorts Ltd.	47,128	3,623,201
Yum! Brands, Inc.	141,120	19,039,910
		252,059,624

Consumer Staples Distribution & Retail 2.4%
Albertsons Cos., Inc., Class A	203,501	3,992,690
BJ's Wholesale Club Holdings, Inc. *	66,527	5,319,499
Dollar General Corp.	109,918	9,119,896
Dollar Tree, Inc. *	103,623	8,755,107
Kroger Co.	335,173	17,834,555
Sysco Corp.	249,449	19,449,539
Target Corp.	232,183	35,667,952
U.S. Foods Holding Corp. *	113,331	6,710,329
Walgreens Boots Alliance, Inc.	357,051	3,302,722
Walmart, Inc.	2,142,540	165,468,364
		275,620,653

Energy 6.1%
Antero Resources Corp. *	146,841	3,963,239
APA Corp.	180,837	5,152,046
Chesapeake Energy Corp.	55,467	4,131,737
SECURITY	NUMBER OF SHARES	VALUE ($)
Chevron Corp.	859,666	127,187,585
ConocoPhillips	586,831	66,775,499
Devon Energy Corp.	316,293	14,163,601
Exxon Mobil Corp.	2,249,996	265,364,528
HF Sinclair Corp.	75,510	3,710,561
Kinder Morgan, Inc.	967,374	20,866,257
Marathon Oil Corp.	283,279	8,115,943
Marathon Petroleum Corp.	176,620	31,282,934
Occidental Petroleum Corp.	337,441	19,227,388
ONEOK, Inc.	292,532	27,018,256
Ovintiv, Inc.	125,025	5,354,821
Phillips 66	212,731	29,848,287
Schlumberger NV	716,768	31,530,624
Valero Energy Corp.	164,168	24,088,371
Williams Cos., Inc.	611,320	27,980,116
		715,761,793

Equity Real Estate Investment Trusts (REITs) 4.7%
Alexandria Real Estate Equities, Inc.	79,125	9,460,976
American Homes 4 Rent, Class A	161,799	6,434,746
American Tower Corp.	234,299	52,497,034
Americold Realty Trust, Inc.	132,935	3,855,115
AvalonBay Communities, Inc.	71,242	16,081,457
BXP, Inc.	72,290	5,437,654
Camden Property Trust	53,509	6,699,327
Crown Castle, Inc.	217,833	24,401,653
CubeSmart	112,663	5,839,323
Digital Realty Trust, Inc.	162,710	24,668,463
EastGroup Properties, Inc.	24,114	4,494,850
Equity LifeStyle Properties, Inc.	93,398	6,790,969
Equity Residential	172,550	12,920,544
Essex Property Trust, Inc.	32,128	9,695,909
Extra Space Storage, Inc.	106,259	18,807,843
Federal Realty Investment Trust	37,455	4,307,325
Gaming & Leisure Properties, Inc.	136,296	7,090,118
Healthcare Realty Trust, Inc.	189,877	3,379,811
Healthpeak Properties, Inc.	353,209	7,869,496
Host Hotels & Resorts, Inc.	354,161	6,268,650
Invitation Homes, Inc.	289,264	10,656,486
Iron Mountain, Inc.	146,915	16,639,593
Kimco Realty Corp.	334,898	7,789,727
Lamar Advertising Co., Class A	43,973	5,530,924
Lineage, Inc. *	28,636	2,402,560
Mid-America Apartment Communities, Inc.	58,453	9,491,014
NNN REIT, Inc.	91,774	4,312,460
Omega Healthcare Investors, Inc.	124,215	4,911,461
Prologis, Inc.	464,372	59,356,029
Public Storage	79,222	27,230,186
Realty Income Corp.	436,510	27,111,636
Regency Centers Corp.	82,771	6,016,624
Simon Property Group, Inc.	163,633	27,383,982
Sun Communities, Inc.	62,327	8,429,103
UDR, Inc.	152,346	6,780,920
Ventas, Inc.	203,281	12,625,783
VICI Properties, Inc.	523,674	17,532,605
Welltower, Inc.	300,000	36,204,000
Weyerhaeuser Co.	365,444	11,142,388
WP Carey, Inc.	109,630	6,579,993
		545,128,737

Financial Services 10.2%
AGNC Investment Corp.	364,550	3,722,056
Ally Financial, Inc.	137,286	5,929,382
American Express Co.	285,038	73,725,079
Ameriprise Financial, Inc.	49,769	22,368,179
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Annaly Capital Management, Inc.	250,071	5,041,431
Apollo Global Management, Inc.	219,813	25,438,959
ARES Management Corp., Class A	87,440	12,801,216
Bank of New York Mellon Corp.	375,529	25,618,588
Berkshire Hathaway, Inc., Class B *	908,018	432,143,927
Blackstone, Inc.	358,609	51,051,577
Capital One Financial Corp.	191,781	28,178,382
Carlyle Group, Inc.	108,422	4,350,975
Cboe Global Markets, Inc.	52,775	10,839,985
Charles Schwab Corp. (b)	745,910	48,558,741
CME Group, Inc.	180,693	38,982,708
Corebridge Financial, Inc.	116,497	3,443,651
Discover Financial Services	125,696	17,435,292
Equitable Holdings, Inc.	153,518	6,527,585
Fidelity National Information Services, Inc.	278,761	22,983,845
Franklin Resources, Inc.	150,182	3,039,684
Global Payments, Inc.	128,240	14,235,922
Goldman Sachs Group, Inc.	161,735	82,525,284
Intercontinental Exchange, Inc.	287,577	46,458,064
Invesco Ltd.	225,140	3,847,643
Jack Henry & Associates, Inc.	36,558	6,325,631
Jefferies Financial Group, Inc.	84,860	5,087,357
KKR & Co., Inc.	333,694	41,301,306
Morgan Stanley	627,747	65,040,867
Morningstar, Inc.	13,164	4,130,468
Nasdaq, Inc.	207,228	14,936,994
Northern Trust Corp.	102,637	9,361,521
Raymond James Financial, Inc.	93,702	11,203,948
SEI Investments Co.	50,046	3,384,611
SoFi Technologies, Inc. *	531,033	4,242,954
Starwood Property Trust, Inc.	151,046	3,147,799
State Street Corp.	151,091	13,160,026
Synchrony Financial	201,608	10,132,818
T. Rowe Price Group, Inc.	111,808	11,856,120
Voya Financial, Inc.	50,601	3,584,069
		1,196,144,644

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	861,307	46,312,477
Archer-Daniels-Midland Co.	247,705	15,107,528
Brown-Forman Corp., Class B	117,657	5,363,983
Bunge Global SA	70,796	7,177,298
Campbell Soup Co.	98,591	4,901,945
Coca-Cola Co.	1,944,657	140,929,293
Conagra Brands, Inc.	240,301	7,497,391
Darling Ingredients, Inc. *	80,076	3,341,571
General Mills, Inc.	282,765	20,441,082
Hershey Co.	74,141	14,313,661
Hormel Foods Corp.	145,725	4,743,349
J.M. Smucker Co.	53,016	6,079,875
Kellanova	132,349	10,668,653
Keurig Dr. Pepper, Inc.	523,516	19,165,921
Kraft Heinz Co.	396,368	14,043,318
Lamb Weston Holdings, Inc.	72,513	4,490,005
McCormick & Co., Inc. - Non Voting Shares	126,359	10,112,511
Molson Coors Beverage Co., Class B	91,375	4,931,509
Mondelez International, Inc., Class A	673,050	48,331,721
PepsiCo, Inc.	689,548	119,209,058
Philip Morris International, Inc.	779,714	96,130,939
Post Holdings, Inc. *	25,299	2,928,865
Tyson Foods, Inc., Class A	143,584	9,233,887
		615,455,840

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.5%
Abbott Laboratories	872,543	98,832,946
Baxter International, Inc.	256,007	9,712,906
Becton Dickinson & Co.	144,868	35,117,452
Boston Scientific Corp. *	737,394	60,311,455
Cardinal Health, Inc.	122,170	13,771,002
Cencora, Inc.	83,087	19,905,153
CVS Health Corp.	629,887	36,054,732
DaVita, Inc. *	25,971	3,919,543
DENTSPLY SIRONA, Inc.	104,324	2,638,354
Encompass Health Corp.	50,534	4,702,189
GE HealthCare Technologies, Inc.	212,797	18,049,441
HCA Healthcare, Inc.	97,248	38,470,336
Henry Schein, Inc. *	64,206	4,529,733
Hologic, Inc. *	116,894	9,496,469
Labcorp Holdings, Inc.	42,315	9,727,795
Medtronic PLC	665,993	58,993,660
Quest Diagnostics, Inc.	55,576	8,723,765
STERIS PLC	49,573	11,952,050
Stryker Corp.	170,053	61,290,502
Universal Health Services, Inc., Class B	29,943	7,125,536
Zimmer Biomet Holdings, Inc.	103,239	11,919,975
		525,244,994

Household & Personal Products 2.8%
Church & Dwight Co., Inc.	122,866	12,517,588
Clorox Co.	62,437	9,884,401
Colgate-Palmolive Co.	411,689	43,844,879
Coty, Inc., Class A *	182,417	1,711,071
Estee Lauder Cos., Inc., Class A	116,697	10,696,447
Kenvue, Inc.	961,427	21,103,323
Kimberly-Clark Corp.	168,872	24,429,024
Procter & Gamble Co.	1,183,767	203,063,391
Reynolds Consumer Products, Inc.	27,366	862,029
		328,112,153

Insurance 4.1%
Aflac, Inc.	259,187	28,603,877
Allstate Corp.	132,379	25,011,688
American Financial Group, Inc.	32,733	4,373,783
American International Group, Inc.	332,916	25,651,178
Aon PLC, Class A	108,992	37,462,730
Arch Capital Group Ltd. *	187,533	21,208,107
Arthur J Gallagher & Co.	109,547	32,050,166
Assurant, Inc.	26,006	5,106,278
Brown & Brown, Inc.	118,655	12,474,200
Chubb Ltd.	203,720	57,893,150
Cincinnati Financial Corp.	78,412	10,744,796
CNA Financial Corp.	13,550	703,516
Erie Indemnity Co., Class A	12,476	6,340,678
Fidelity National Financial, Inc.	130,115	7,671,580
Globe Life, Inc.	42,132	4,425,967
Hartford Financial Services Group, Inc.	148,606	17,253,157
Loews Corp.	91,045	7,460,227
Marsh & McLennan Cos., Inc.	247,181	56,236,149
MetLife, Inc.	299,329	23,192,011
Old Republic International Corp.	126,872	4,550,899
Principal Financial Group, Inc.	108,093	8,800,932
Prudential Financial, Inc.	180,327	21,848,419
Reinsurance Group of America, Inc.	32,936	7,270,951
Travelers Cos., Inc.	114,785	26,179,015
Unum Group	89,348	4,957,921
W.R. Berkley Corp.	151,824	9,063,893
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Willis Towers Watson PLC	51,345	14,998,388
		481,533,656

Materials 3.4%
Air Products & Chemicals, Inc.	111,562	31,109,064
Alcoa Corp.	123,564	3,966,404
Amcor PLC	724,030	8,282,903
AptarGroup, Inc.	33,336	5,106,742
Avery Dennison Corp.	40,359	8,953,644
Axalta Coating Systems Ltd. *	110,240	4,023,760
Ball Corp.	155,884	9,946,958
Berry Global Group, Inc.	57,147	3,935,143
Celanese Corp.	50,472	6,591,643
CF Industries Holdings, Inc.	91,714	7,620,516
CRH PLC	344,247	31,247,300
Crown Holdings, Inc.	59,787	5,405,343
Dow, Inc.	352,741	18,899,863
DuPont de Nemours, Inc.	209,985	17,691,236
Eastman Chemical Co.	58,681	6,007,174
Ecolab, Inc.	127,424	32,261,208
FMC Corp.	62,199	4,016,812
Freeport-McMoRan, Inc.	720,452	31,901,615
International Flavors & Fragrances, Inc.	128,219	13,333,494
International Paper Co.	174,022	8,426,145
LyondellBasell Industries NV, Class A	129,090	12,741,183
Mosaic Co.	161,626	4,617,655
Newmont Corp.	578,844	30,904,481
Nucor Corp.	120,063	18,238,770
Packaging Corp. of America	44,752	9,377,334
PPG Industries, Inc.	118,106	15,321,891
Reliance, Inc.	28,766	8,245,774
Royal Gold, Inc.	32,889	4,610,051
RPM International, Inc.	64,646	7,515,098
Sealed Air Corp.	73,437	2,566,623
Smurfit WestRock PLC	260,909	12,372,305
Sonoco Products Co.	49,224	2,784,602
Steel Dynamics, Inc.	74,191	8,866,566
		396,889,300

Media & Entertainment 2.0%
Comcast Corp., Class A	1,963,239	77,685,367
Electronic Arts, Inc.	121,766	18,486,514
Fox Corp., Class A	177,300	7,334,901
Interpublic Group of Cos., Inc.	189,661	6,184,845
Liberty Media Corp.-Liberty Formula One, Class C *	121,578	9,489,163
Liberty Media Corp.-Liberty SiriusXM, Class C *	112,983	2,692,385
Match Group, Inc. *	133,514	4,968,056
News Corp., Class A	248,995	7,054,028
Omnicom Group, Inc.	98,141	9,856,301
Paramount Global, Class B	257,179	2,692,664
Sirius XM Holdings, Inc. (a)	327,261	1,076,689
Trump Media & Technology Group Corp. *(a)	24,743	482,488
Walt Disney Co.	914,378	82,641,484
		230,644,885

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	885,701	173,871,963
Agilent Technologies, Inc.	146,892	20,993,805
Amgen, Inc.	269,058	89,819,632
Biogen, Inc. *	73,175	14,983,313
Bristol-Myers Squibb Co.	1,016,226	50,760,489
SECURITY	NUMBER OF SHARES	VALUE ($)
Bruker Corp.	48,915	3,286,599
Elanco Animal Health, Inc. *	246,873	3,819,125
Gilead Sciences, Inc.	625,193	49,390,247
Johnson & Johnson	1,207,112	200,211,596
Merck & Co., Inc.	1,270,373	150,475,682
Organon & Co.	129,547	2,895,375
Pfizer, Inc.	2,842,179	82,451,613
Royalty Pharma PLC, Class A	194,172	5,636,813
United Therapeutics Corp. *	22,245	8,087,170
Viatris, Inc.	597,276	7,215,094
		863,898,516

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	151,374	17,429,203
Jones Lang LaSalle, Inc. *	23,852	6,087,746
Zillow Group, Inc., Class C *	106,911	5,912,178
		29,429,127

Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.	248,790	58,425,844
Applied Materials, Inc.	416,750	82,208,105
Entegris, Inc.	75,533	8,752,009
Intel Corp.	2,133,978	47,032,875
Lattice Semiconductor Corp. *	68,607	3,249,227
Microchip Technology, Inc.	270,775	22,246,874
Micron Technology, Inc.	555,158	53,428,406
NXP Semiconductors NV	128,222	32,870,992
ON Semiconductor Corp. *	216,102	16,827,863
QUALCOMM, Inc.	560,752	98,299,825
Skyworks Solutions, Inc.	80,450	8,816,515
Teradyne, Inc.	78,468	10,728,930
Texas Instruments, Inc.	456,668	97,882,219
Wolfspeed, Inc. *	61,797	602,521
		541,372,205

Software & Services 2.3%
Akamai Technologies, Inc. *	76,152	7,755,320
Aspen Technology, Inc. *	13,986	3,274,682
Bentley Systems, Inc., Class B	117,375	6,041,291
Cognizant Technology Solutions Corp., Class A	249,702	19,419,325
Gen Digital, Inc.	276,773	7,323,414
Guidewire Software, Inc. *	41,885	6,231,231
International Business Machines Corp.	460,741	93,129,578
Manhattan Associates, Inc. *	30,920	8,176,176
Oracle Corp.	799,567	112,970,821
VeriSign, Inc. *	43,505	8,000,569
		272,322,407

Technology Hardware & Equipment 3.0%
Amphenol Corp., Class A	602,120	40,612,994
Arrow Electronics, Inc. *	26,754	3,613,930
CDW Corp.	67,300	15,185,572
Ciena Corp. *	72,896	4,202,454
Cisco Systems, Inc.	2,030,942	102,643,809
Cognex Corp.	85,819	3,465,371
Corning, Inc.	386,161	16,160,838
F5, Inc. *	29,453	5,983,377
Hewlett Packard Enterprise Co.	650,675	12,603,575
HP, Inc.	433,606	15,687,865
Jabil, Inc.	60,570	6,619,090
Juniper Networks, Inc.	163,429	6,354,119
Keysight Technologies, Inc. *	87,450	13,477,794
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Motorola Solutions, Inc.	83,598	36,953,660
NetApp, Inc.	103,718	12,520,837
Seagate Technology Holdings PLC	97,920	9,747,936
TD SYNNEX Corp.	39,006	4,736,109
TE Connectivity Ltd.	153,787	23,621,683
Trimble, Inc. *	122,678	6,954,616
Western Digital Corp. *	163,556	10,727,638
		351,873,267

Telecommunication Services 1.4%
AT&T, Inc.	3,596,959	71,579,484
GCI Liberty, Inc. *(c)	32	0
Liberty Global Ltd., Class C *	170,124	3,346,339
Verizon Communications, Inc.	2,111,226	88,207,023
		163,132,846

Transportation 3.1%
Alaska Air Group, Inc. *	63,965	2,309,776
American Airlines Group, Inc. *	328,423	3,487,852
Avis Budget Group, Inc.	9,242	757,752
CH Robinson Worldwide, Inc.	58,863	6,092,909
CSX Corp.	980,397	33,598,205
Delta Air Lines, Inc.	323,124	13,729,539
Expeditors International of Washington, Inc.	70,923	8,752,607
FedEx Corp.	113,577	33,933,400
Hertz Global Holdings, Inc. *	66,611	202,497
Knight-Swift Transportation Holdings, Inc.	80,504	4,216,800
Norfolk Southern Corp.	113,364	29,039,322
Southwest Airlines Co.	299,151	8,651,447
Uber Technologies, Inc. *	1,048,159	76,651,868
U-Haul Holding Co., Non Voting Shares	54,396	3,717,967
Union Pacific Corp.	306,016	78,367,638
United Airlines Holdings, Inc. *	165,280	7,278,931
United Parcel Service, Inc., Class B	365,968	47,045,186
XPO, Inc. *	58,213	6,672,374
		364,506,070

Utilities 4.8%
AES Corp.	357,134	6,117,705
Alliant Energy Corp.	128,734	7,501,330
Ameren Corp.	133,900	11,048,089
American Electric Power Co., Inc.	264,070	26,480,940
American Water Works Co., Inc.	97,574	13,964,791
Atmos Energy Corp.	75,561	9,878,845
Avangrid, Inc.	34,911	1,245,974
CenterPoint Energy, Inc.	321,672	8,781,646
CMS Energy Corp.	150,081	10,184,497
Consolidated Edison, Inc.	173,600	17,630,816
Dominion Energy, Inc.	420,618	23,512,546
DTE Energy Co.	103,543	12,944,946
Duke Energy Corp.	387,309	44,133,860
Edison International	192,895	16,787,652
Entergy Corp.	107,295	12,949,433
Essential Utilities, Inc.	125,950	4,910,790
Evergy, Inc.	115,204	6,813,165
Eversource Energy	176,866	11,943,761
Exelon Corp.	501,589	19,105,525
SECURITY	NUMBER OF SHARES	VALUE ($)
FirstEnergy Corp.	259,429	11,394,122
NextEra Energy, Inc.	1,030,487	82,964,508
NiSource, Inc.	225,125	7,442,632
NRG Energy, Inc.	104,862	8,914,319
OGE Energy Corp.	100,363	3,970,360
PG&E Corp.	1,070,988	21,098,464
Pinnacle West Capital Corp.	56,941	4,983,476
PPL Corp.	370,573	11,824,984
Public Service Enterprise Group, Inc.	249,980	20,185,885
Sempra	317,221	26,069,222
Southern Co.	548,589	47,398,090
UGI Corp.	104,270	2,597,366
Vistra Corp.	163,491	13,967,036
WEC Energy Group, Inc.	158,555	14,750,372
Xcel Energy, Inc.	278,422	17,047,779
		560,544,926
Total Common Stocks (Cost $8,491,509,844)		11,667,034,594

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)	3,251,235	3,251,235
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)(e)	2,986,143	2,986,143
		6,237,378
Total Short-Term Investments (Cost $6,237,378)		6,237,378
Total Investments in Securities (Cost $8,497,747,222)		11,673,271,972

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 09/20/24	259	23,992,465	709,338
S&P 500 Index, e-mini, expires 09/20/24	10	2,830,500	79,741
			789,079

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,855,970.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2024 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/24	BALANCE OF SHARES HELD AT 8/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Financial Services 0.4%
Charles Schwab Corp.	$43,197,363	$4,337,959	($3,393,686 )	$573,442	$3,843,663	$48,558,741	745,910	$740,218

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$11,503,901,748	$—	$—	$11,503,901,748
Telecommunication Services	163,132,846	—	0 *	163,132,846
Short-Term Investments[1]	6,237,378	—	—	6,237,378
Futures Contracts[2]	789,079	—	—	789,079
Total	$11,674,061,051	$—	$0	$11,674,061,051

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $38,803,395)		$48,558,741
Investments in securities, at value - unaffiliated issuers (cost $8,458,943,827) including securities on loan of $2,855,970		11,624,713,231
Deposit with broker for futures contracts		1,627,600
Receivables:
Dividends		22,849,040
Variation margin on future contracts		227,015
Income from securities on loan		118,217
Foreign tax reclaims	+	36,728
Total assets		11,698,130,572

Liabilities
Collateral held for securities on loan		2,986,143
Payables:
Management fees	+	404,777
Total liabilities		3,390,920
Net assets		$11,694,739,652

Net Assets by Source
Capital received from investors		$9,099,300,273
Total distributable earnings	+	2,595,439,379
Net assets		$11,694,739,652

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$11,694,739,652		441,150,000		$26.51

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $100,348)		$252,550,923
Dividends received from securities - affiliated issuers		740,218
Other Interest		78,249
Securities on loan, net	+	650,697
Total investment income		254,020,087

Expenses
Management fees		4,180,125
Total expenses	–	4,180,125
Net investment income		249,839,962

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(258,310)
Net realized losses on sales of securities - unaffiliated issuers		(48,851,616)
Net realized gains on sales of in-kind redemptions - affiliated issuers		831,752
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		191,536,392
Net realized gains on futures contracts	+	2,069,561
Net realized gains		145,327,779
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,843,663
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,610,354,744
Net change in unrealized appreciation (depreciation) on futures contracts	+	743,972
Net change in unrealized appreciation (depreciation)	+	1,614,942,379
Net realized and unrealized gains		1,760,270,158
Increase in net assets resulting from operations		$2,010,110,120
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$249,839,962	$250,248,746
Net realized gains		145,327,779	309,793,152
Net change in unrealized appreciation (depreciation)	+	1,614,942,379	144,453,042
Increase in net assets resulting from operations		$2,010,110,120	$704,494,940

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($252,582,670 )	($245,578,070 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,300,000	$641,790,853	43,500,000	$936,764,004
Shares redeemed	+	(22,050,000)	(528,973,338)	(49,500,000)	(1,068,302,839)
Net transactions in fund shares		5,250,000	$112,817,515	(6,000,000)	($131,538,835 )

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		435,900,000	$9,824,394,687	441,900,000	$9,497,016,652
Total increase (decrease)	+	5,250,000	1,870,344,965	(6,000,000)	327,378,035
End of period		441,150,000	$11,694,739,652	435,900,000	$9,824,394,687

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$23.91	$22.43	$26.67	$19.15	$18.57
Income (loss) from investment operations:
Net investment income (loss)[2]	0.38	0.39	0.35	0.31	0.29
Net realized and unrealized gains (losses)	3.31	1.48	(4.22)	7.48	0.59
Total from investment operations	3.69	1.87	(3.87)	7.79	0.88
Less distributions:
Distributions from net investment income	(0.37)	(0.39)	(0.37)	(0.27)	(0.30)
Net asset value at end of period	$27.23	$23.91	$22.43	$26.67	$19.15
Total return	15.63%	8.45%	(14.62%)	40.98%	4.90%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%[3]	0.04%[3]	0.04%	0.04%
Net investment income (loss)	1.53%	1.71%	1.43%	1.31%	1.61%
Portfolio turnover rate[4]	13%	18%	16%	23%	19%
Net assets, end of period (x 1,000,000)	$11,521	$9,976	$9,195	$9,986	$6,678

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 0.9%
Autoliv, Inc.	194,444	19,924,677
BorgWarner, Inc.	611,663	20,839,358
Gentex Corp.	621,619	19,475,323
Harley-Davidson, Inc.	328,557	12,301,174
Lear Corp.	152,452	17,783,526
Thor Industries, Inc.	143,311	15,371,538
		105,695,596

Banks 3.4%
Bank OZK	283,289	12,280,578
BOK Financial Corp.	72,829	7,643,404
Comerica, Inc.	355,943	20,327,905
Commerce Bancshares, Inc.	317,024	20,276,855
Cullen/Frost Bankers, Inc.	172,717	19,384,029
East West Bancorp, Inc.	373,580	31,406,871
First Financial Bankshares, Inc.	345,567	12,637,385
First Horizon Corp.	1,468,114	24,356,011
Glacier Bancorp, Inc.	304,011	14,379,720
KeyCorp	2,531,271	43,183,483
New York Community Bancorp, Inc.	700,453	7,592,911
Pinnacle Financial Partners, Inc.	205,627	20,474,280
Popular, Inc.	194,034	19,888,485
Prosperity Bancshares, Inc.	257,527	18,948,837
SouthState Corp.	204,436	19,848,691
Synovus Financial Corp.	393,620	18,153,755
TFS Financial Corp.	136,555	1,854,417
Valley National Bancorp	1,149,103	9,974,214
Webster Financial Corp.	460,366	21,835,159
Western Alliance Bancorp	292,662	23,904,632
Zions Bancorp NA	396,400	19,645,584
		387,997,206

Capital Goods 14.9%
A.O. Smith Corp.	324,135	27,136,582
AAON, Inc.	183,177	17,495,235
Acuity Brands, Inc.	81,874	20,853,308
Advanced Drainage Systems, Inc.	182,854	28,664,193
AECOM	365,707	36,621,899
AGCO Corp.	166,229	15,133,488
Air Lease Corp.	277,675	12,848,022
Allegion PLC	234,715	32,587,831
API Group Corp. *	640,855	22,782,395
Applied Industrial Technologies, Inc.	103,674	21,265,611
Atkore, Inc.	97,755	9,123,474
Axon Enterprise, Inc. *	190,538	69,540,654
BWX Technologies, Inc.	245,413	25,277,539
Carlisle Cos., Inc.	127,541	54,051,876
Chart Industries, Inc. *	112,935	13,823,244
Comfort Systems USA, Inc.	95,571	33,786,260
Core & Main, Inc., Class A *	459,117	22,051,389
Crane Co.	132,015	20,908,536
Curtiss-Wright Corp.	102,857	32,488,412
Donaldson Co., Inc.	323,261	23,510,772
EMCOR Group, Inc.	126,277	49,634,438
Flowserve Corp.	353,440	17,629,587
Fortune Brands Innovations, Inc.	335,907	26,674,375
Generac Holdings, Inc. *	162,786	25,480,893
Graco, Inc.	454,597	37,890,660
Hexcel Corp.	223,110	14,120,632
Hubbell, Inc.	144,212	57,673,263
Huntington Ingalls Industries, Inc.	105,879	29,939,405
SECURITY	NUMBER OF SHARES	VALUE ($)
IDEX Corp.	203,207	41,958,181
ITT, Inc.	220,854	30,747,294
Lennox International, Inc.	86,146	50,842,508
Leonardo DRS, Inc. *	189,962	5,421,515
Lincoln Electric Holdings, Inc.	152,786	29,580,897
Masco Corp.	591,482	47,058,308
MasTec, Inc. *	163,131	18,455,010
MDU Resources Group, Inc.	547,922	14,076,116
Middleby Corp. *	144,643	20,339,699
Nordson Corp.	145,873	37,425,177
nVent Electric PLC	445,516	30,277,267
Oshkosh Corp.	175,445	18,932,270
Owens Corning	232,894	39,296,205
Pentair PLC	445,870	39,544,210
Plug Power, Inc. *(a)	2,005,991	3,771,263
RBC Bearings, Inc. *	77,967	23,222,471
Regal Rexnord Corp.	178,642	29,977,914
Sensata Technologies Holding PLC	404,972	15,611,671
Simpson Manufacturing Co., Inc.	113,178	20,718,365
SiteOne Landscape Supply, Inc. *	121,375	17,218,257
Snap-on, Inc.	141,677	40,199,432
Textron, Inc.	512,464	46,736,717
Timken Co.	173,742	14,686,411
Toro Co.	280,295	25,955,317
Trex Co., Inc. *	292,296	18,630,947
UFP Industries, Inc.	165,848	20,178,726
Valmont Industries, Inc.	54,200	15,488,192
Vertiv Holdings Co.	924,904	76,794,779
Watsco, Inc.	86,030	40,900,383
WESCO International, Inc.	117,360	19,408,997
WillScot Holdings Corp. *	510,573	19,677,483
Woodward, Inc.	163,858	27,306,936
Zurn Elkay Water Solutions Corp.	379,746	12,315,163
		1,711,748,054

Commercial & Professional Services 4.4%
Booz Allen Hamilton Holding Corp., Class A	348,544	55,341,816
CACI International, Inc., Class A *	59,932	29,254,008
Clarivate PLC *	1,167,486	8,008,954
Clean Harbors, Inc. *	134,710	33,125,189
Concentrix Corp.	126,079	9,484,923
Dayforce, Inc. *	423,899	24,234,306
Dun & Bradstreet Holdings, Inc.	631,293	7,575,516
ExlService Holdings, Inc. *	435,760	15,922,670
FTI Consulting, Inc. *	94,177	21,501,551
Genpact Ltd.	444,306	17,430,124
KBR, Inc.	360,488	25,003,448
Leidos Holdings, Inc.	363,158	57,564,175
ManpowerGroup, Inc.	128,400	9,491,328
Maximus, Inc.	163,212	15,057,939
MSA Safety, Inc.	99,418	18,156,709
Parsons Corp. *	111,490	10,642,835
Paylocity Holding Corp. *	116,756	18,844,419
RB Global, Inc.	493,588	42,512,735
Robert Half, Inc.	277,481	17,389,734
Science Applications International Corp.	137,653	17,976,105
Stericycle, Inc. *	248,741	14,740,392
Tetra Tech, Inc.	143,787	34,183,921
TriNet Group, Inc.	84,456	8,684,611
		512,127,408

Consumer Discretionary Distribution & Retail 3.8%
Advance Auto Parts, Inc.	160,587	7,276,197
AutoNation, Inc. *	66,131	11,769,995
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bath & Body Works, Inc.	600,461	18,470,180
Burlington Stores, Inc. *	171,605	46,031,325
Dick's Sporting Goods, Inc.	156,498	37,083,766
Etsy, Inc. *	313,920	17,293,853
Five Below, Inc. *	148,531	11,203,693
Floor & Decor Holdings, Inc., Class A *	287,186	32,291,194
GameStop Corp., Class A *	724,275	16,962,521
Gap, Inc.	581,534	13,043,808
Lithia Motors, Inc.	73,575	22,151,961
LKQ Corp.	716,266	29,789,503
Murphy USA, Inc.	50,637	26,312,504
Ollie's Bargain Outlet Holdings, Inc. *	164,546	14,736,740
Penske Automotive Group, Inc.	52,179	8,875,648
Pool Corp.	102,891	36,178,533
RH *	41,290	10,475,273
Valvoline, Inc. *	345,811	14,593,224
Wayfair, Inc., Class A *	258,248	10,988,452
Williams-Sonoma, Inc.	345,262	46,379,045
		431,907,415

Consumer Durables & Apparel 3.9%
Brunswick Corp.	181,230	14,326,231
Capri Holdings Ltd. *	312,637	11,167,394
Columbia Sportswear Co.	90,731	7,324,714
Crocs, Inc. *	162,976	23,822,202
Deckers Outdoor Corp. *	68,949	66,142,086
Hasbro, Inc.	351,650	23,968,464
Leggett & Platt, Inc.	359,354	4,542,235
Mattel, Inc. *	923,672	17,531,295
Meritage Homes Corp.	97,512	19,314,202
Mohawk Industries, Inc. *	142,489	22,105,743
Newell Brands, Inc.	1,028,658	7,293,185
Polaris, Inc.	142,805	12,088,443
PVH Corp.	151,993	15,000,189
Ralph Lauren Corp.	104,714	17,933,320
Skechers USA, Inc., Class A *	355,443	24,340,737
Tapestry, Inc.	616,483	25,257,308
Tempur Sealy International, Inc.	466,282	24,447,165
Toll Brothers, Inc.	279,939	40,330,812
TopBuild Corp. *	84,879	33,359,145
VF Corp.	887,991	16,170,316
Whirlpool Corp.	146,606	14,703,116
YETI Holdings, Inc. *	229,617	9,258,157
		450,426,459

Consumer Services 4.0%
ADT, Inc.	725,443	5,288,479
Aramark	706,282	25,871,110
Boyd Gaming Corp.	181,423	10,889,008
Bright Horizons Family Solutions, Inc. *	155,720	21,912,918
Caesars Entertainment, Inc. *	581,002	21,868,915
Cava Group, Inc. *	39,857	4,545,292
Choice Hotels International, Inc. (a)	64,300	8,204,037
Churchill Downs, Inc.	179,582	24,956,511
DraftKings, Inc., Class A *	1,279,811	44,153,479
H&R Block, Inc.	374,593	23,715,483
Hyatt Hotels Corp., Class A	121,331	18,432,606
Light & Wonder, Inc. *	241,902	26,565,678
Marriott Vacations Worldwide Corp.	88,065	6,516,810
MGM Resorts International *	673,678	25,323,556
Norwegian Cruise Line Holdings Ltd. *	1,151,797	20,605,648
Planet Fitness, Inc., Class A *	234,983	19,082,969
Service Corp. International	390,789	30,587,055
Texas Roadhouse, Inc.	179,241	30,246,919
Vail Resorts, Inc.	101,835	18,503,420
SECURITY	NUMBER OF SHARES	VALUE ($)
Wendy's Co.	447,703	7,575,135
Wingstop, Inc.	78,841	30,441,299
Wyndham Hotels & Resorts, Inc.	216,217	17,016,278
Wynn Resorts Ltd.	253,518	19,490,464
		461,793,069

Consumer Staples Distribution & Retail 1.3%
Albertsons Cos., Inc., Class A	1,082,230	21,233,352
BJ's Wholesale Club Holdings, Inc. *	357,334	28,572,427
Casey's General Stores, Inc.	99,337	35,990,788
Performance Food Group Co. *	417,748	31,180,711
U.S. Foods Holding Corp. *	607,894	35,993,404
		152,970,682

Energy 4.5%
Antero Midstream Corp.	919,426	13,671,865
Antero Resources Corp. *	784,020	21,160,700
APA Corp.	966,721	27,541,881
ChampionX Corp.	511,146	15,911,975
Chesapeake Energy Corp.	299,037	22,275,266
Chord Energy Corp.	166,941	24,779,053
Civitas Resources, Inc.	247,200	15,160,776
EQT Corp.	1,594,787	53,441,312
HF Sinclair Corp.	402,522	19,779,931
Marathon Oil Corp.	1,514,210	43,382,116
Matador Resources Co.	311,540	17,670,549
Murphy Oil Corp.	389,037	14,503,299
New Fortress Energy, Inc. (a)	176,182	2,170,562
Noble Corp. PLC	302,710	11,548,387
NOV, Inc.	1,063,170	18,892,531
Ovintiv, Inc.	668,229	28,620,248
PBF Energy, Inc., Class A	283,068	9,641,296
Range Resources Corp.	651,594	19,469,629
Southwestern Energy Co. *	2,964,925	18,916,222
TechnipFMC PLC	1,157,056	31,055,383
Texas Pacific Land Corp.	49,999	43,443,631
Transocean Ltd. *	1,932,855	9,161,733
Valaris Ltd. *	167,047	10,199,890
Weatherford International PLC	196,342	20,604,129
		513,002,364

Equity Real Estate Investment Trusts (REITs) 6.5%
Agree Realty Corp.	269,799	19,698,025
American Homes 4 Rent, Class A	863,612	34,345,849
Americold Realty Trust, Inc.	716,776	20,786,504
Brixmor Property Group, Inc.	808,770	22,152,210
BXP, Inc.	387,915	29,178,966
Camden Property Trust	286,020	35,809,704
CubeSmart	603,955	31,302,988
EastGroup Properties, Inc.	129,045	24,053,988
Equity LifeStyle Properties, Inc.	501,262	36,446,760
Federal Realty Investment Trust	200,425	23,048,875
First Industrial Realty Trust, Inc.	355,732	20,180,676
Gaming & Leisure Properties, Inc.	728,893	37,917,014
Healthcare Realty Trust, Inc.	1,016,233	18,088,947
Healthpeak Properties, Inc.	1,889,429	42,096,478
Host Hotels & Resorts, Inc.	1,891,895	33,486,541
Kilroy Realty Corp.	286,863	10,404,521
Kimco Realty Corp.	1,791,729	41,675,617
Lamar Advertising Co., Class A	235,851	29,665,339
Medical Properties Trust, Inc. (a)	1,617,653	7,279,439
NNN REIT, Inc.	492,223	23,129,559
Omega Healthcare Investors, Inc.	663,358	26,229,175
Rayonier, Inc.	368,660	11,358,415
Regency Centers Corp.	441,529	32,094,743
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	583,593	29,716,556
STAG Industrial, Inc.	489,073	19,846,582
UDR, Inc.	813,262	36,198,292
Vornado Realty Trust	430,392	14,792,573
WP Carey, Inc.	588,166	35,301,723
		746,286,059

Financial Services 7.0%
Affiliated Managers Group, Inc.	85,516	14,865,246
AGNC Investment Corp.	1,951,507	19,924,887
Ally Financial, Inc.	735,426	31,763,049
Annaly Capital Management, Inc.	1,343,477	27,084,496
Blackstone Mortgage Trust, Inc., Class A (a)	467,423	8,628,629
Blue Owl Capital, Inc.	1,196,739	21,110,476
Carlyle Group, Inc.	579,770	23,266,170
Cboe Global Markets, Inc.	282,417	58,008,452
Corebridge Financial, Inc.	622,070	18,388,389
Credit Acceptance Corp. *	16,313	7,610,504
Equitable Holdings, Inc.	821,157	34,915,596
Essent Group Ltd.	286,381	18,411,435
Euronet Worldwide, Inc. *	116,838	12,607,989
FactSet Research Systems, Inc.	102,325	43,267,103
Interactive Brokers Group, Inc., Class A	287,898	37,107,173
Invesco Ltd.	1,207,605	20,637,969
Jack Henry & Associates, Inc.	195,703	33,862,490
Janus Henderson Group PLC	344,831	12,969,094
Jefferies Financial Group, Inc.	455,319	27,296,374
Lazard, Inc., Class A	303,029	15,184,783
MarketAxess Holdings, Inc.	101,738	24,660,274
MGIC Investment Corp.	717,125	18,236,489
Morningstar, Inc.	70,016	21,968,920
OneMain Holdings, Inc.	321,316	15,876,224
Rithm Capital Corp.	1,299,076	15,510,967
Robinhood Markets, Inc., Class A *	1,417,958	28,529,315
SEI Investments Co.	268,068	18,129,439
SoFi Technologies, Inc. *	2,838,192	22,677,154
Starwood Property Trust, Inc.	805,824	16,793,372
Stifel Financial Corp.	275,060	24,243,788
Toast, Inc., Class A *	1,070,343	26,608,727
Tradeweb Markets, Inc., Class A	312,093	36,901,876
Voya Financial, Inc.	270,355	19,149,245
Western Union Co.	911,055	11,114,871
WEX, Inc. *	112,503	21,490,323
		808,801,288

Food, Beverage & Tobacco 2.4%
Boston Beer Co., Inc., Class A *	24,639	6,694,909
Bunge Global SA	380,139	38,538,492
Campbell Soup Co.	528,188	26,261,507
Celsius Holdings, Inc. *	400,831	15,243,603
Coca-Cola Consolidated, Inc.	12,549	16,845,778
Darling Ingredients, Inc. *	428,942	17,899,750
Flowers Foods, Inc.	516,328	11,999,463
Ingredion, Inc.	176,243	23,671,197
J.M. Smucker Co.	285,064	32,691,139
Lamb Weston Holdings, Inc.	387,608	24,000,687
Lancaster Colony Corp.	54,849	9,366,015
Molson Coors Beverage Co., Class B	488,148	26,345,348
Pilgrim's Pride Corp. *	108,745	5,065,342
Post Holdings, Inc. *	134,869	15,613,784
Seaboard Corp.	661	2,055,955
		272,292,969

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 3.7%
Acadia Healthcare Co., Inc. *	249,067	20,406,059
agilon health, Inc. *	820,100	3,346,008
Chemed Corp.	40,649	23,827,224
DaVita, Inc. *	138,960	20,971,843
DENTSPLY SIRONA, Inc.	558,124	14,114,956
Encompass Health Corp.	270,743	25,192,636
Ensign Group, Inc.	151,598	22,945,873
Envista Holdings Corp. *	461,188	8,421,293
Guardant Health, Inc. *	328,351	8,399,219
HealthEquity, Inc. *	233,600	18,585,216
Henry Schein, Inc. *	343,778	24,253,538
Inspire Medical Systems, Inc. *	79,935	14,373,912
Lantheus Holdings, Inc. *	186,072	19,811,086
Masimo Corp. *	119,757	14,073,843
Option Care Health, Inc. *	466,629	14,941,461
Penumbra, Inc. *	104,084	21,058,275
QuidelOrtho Corp. *	132,953	5,617,264
R1 RCM, Inc. *	531,957	7,505,913
Solventum Corp. *	371,061	23,788,721
Teladoc Health, Inc. *	457,103	3,277,428
Teleflex, Inc.	126,462	31,004,689
Tenet Healthcare Corp. *	262,453	43,525,205
Universal Health Services, Inc., Class B	160,390	38,168,008
		427,609,670

Household & Personal Products 0.3%
Coty, Inc., Class A *	976,370	9,158,351
elf Beauty, Inc. *	149,259	22,357,506
Reynolds Consumer Products, Inc.	147,295	4,639,792
		36,155,649

Insurance 4.9%
American Financial Group, Inc.	175,619	23,466,211
Assurant, Inc.	139,569	27,404,373
Axis Capital Holdings Ltd.	206,899	16,527,092
CNA Financial Corp.	73,389	3,810,357
Erie Indemnity Co., Class A	66,946	34,023,966
Everest Group Ltd.	116,673	45,763,818
F&G Annuities & Life, Inc.	48,163	2,200,568
Fidelity National Financial, Inc.	697,591	41,129,965
First American Financial Corp.	278,468	17,766,258
Globe Life, Inc.	225,429	23,681,316
Hanover Insurance Group, Inc.	96,495	14,183,800
Kinsale Capital Group, Inc.	59,384	29,162,889
Lincoln National Corp.	456,080	14,640,168
Loews Corp.	487,706	39,962,630
Old Republic International Corp.	678,683	24,344,359
Primerica, Inc.	92,393	24,320,609
Reinsurance Group of America, Inc.	176,691	39,006,305
RenaissanceRe Holdings Ltd.	141,917	36,159,032
RLI Corp.	108,010	16,644,341
Selective Insurance Group, Inc.	163,388	14,865,040
Unum Group	477,915	26,519,503
W.R. Berkley Corp.	813,618	48,572,995
		564,155,595

Materials 6.8%
Alcoa Corp.	663,097	21,285,414
AptarGroup, Inc.	177,760	27,231,054
Ashland, Inc.	134,753	12,060,393
ATI, Inc. *	334,079	21,340,967
Avery Dennison Corp.	216,333	47,993,476
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Axalta Coating Systems Ltd. *	592,558	21,628,367
Berry Global Group, Inc.	307,131	21,149,041
Celanese Corp.	269,723	35,225,824
Cleveland-Cliffs, Inc. *	1,276,458	16,670,541
Commercial Metals Co.	310,628	16,646,555
Crown Holdings, Inc.	320,312	28,959,408
Eagle Materials, Inc.	92,548	23,854,247
Eastman Chemical Co.	315,699	32,318,107
FMC Corp.	335,525	21,668,204
Graphic Packaging Holding Co.	824,961	24,691,083
Huntsman Corp.	433,150	9,550,957
International Paper Co.	933,246	45,187,771
MP Materials Corp. *(a)	361,263	4,660,293
Olin Corp.	320,606	14,000,864
Packaging Corp. of America	239,406	50,165,133
Reliance, Inc.	154,322	44,236,401
Royal Gold, Inc.	176,479	24,737,061
RPM International, Inc.	345,539	40,168,909
Sealed Air Corp.	390,824	13,659,299
Smurfit WestRock PLC	1,393,894	66,098,453
Sonoco Products Co.	264,121	14,941,325
Steel Dynamics, Inc.	396,752	47,415,832
U.S. Steel Corp.	600,636	22,770,111
Westlake Corp.	86,463	12,575,179
		782,890,269

Media & Entertainment 2.8%
Cable One, Inc.	12,174	4,294,013
Endeavor Group Holdings, Inc., Class A (a)	502,631	13,812,300
IAC, Inc. *	187,437	9,892,925
Interpublic Group of Cos., Inc.	1,013,261	33,042,441
Liberty Media Corp.-Liberty Formula One, Class C *	646,837	50,485,628
Liberty Media Corp.-Liberty SiriusXM, Class C *	600,327	14,305,792
Match Group, Inc. *	713,376	26,544,721
New York Times Co., Class A	439,008	24,114,710
News Corp., Class A	1,337,451	37,889,987
Nexstar Media Group, Inc.	83,717	14,305,561
Paramount Global, Class B	1,380,809	14,457,070
Pinterest, Inc., Class A *	1,610,313	51,594,429
Roku, Inc. *	340,516	23,076,769
Trump Media & Technology Group Corp. *(a)	134,556	2,623,842
ZoomInfo Technologies, Inc. *	766,564	7,581,318
		328,021,506

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
10X Genomics, Inc., Class A *	283,886	6,628,738
Alkermes PLC *	453,716	12,908,220
Apellis Pharmaceuticals, Inc. *	279,742	10,881,964
BioMarin Pharmaceutical, Inc. *	509,756	46,494,845
Bio-Rad Laboratories, Inc., Class A *	54,768	18,474,342
Bio-Techne Corp.	423,059	31,302,136
Bruker Corp.	261,421	17,564,877
Catalent, Inc. *	485,848	29,617,294
Charles River Laboratories International, Inc. *	138,295	27,347,836
CRISPR Therapeutics AG *	228,438	10,901,061
Elanco Animal Health, Inc. *	1,328,368	20,549,853
Exact Sciences Corp. *	495,395	30,560,918
Exelixis, Inc. *	782,953	20,380,267
Halozyme Therapeutics, Inc. *	341,678	21,816,140
Intra-Cellular Therapies, Inc. *	263,592	19,316,022
SECURITY	NUMBER OF SHARES	VALUE ($)
Ionis Pharmaceuticals, Inc. *	391,871	18,684,409
Jazz Pharmaceuticals PLC *	169,254	19,630,079
Medpace Holdings, Inc. *	63,194	22,450,932
Natera, Inc. *	309,816	36,638,840
Neurocrine Biosciences, Inc. *	270,153	34,325,640
Organon & Co.	691,278	15,450,063
Perrigo Co. PLC	366,044	10,651,880
Repligen Corp. *	139,399	21,039,491
Roivant Sciences Ltd. *	909,482	11,122,965
Sarepta Therapeutics, Inc. *	253,762	34,455,804
Sotera Health Co. *	334,282	5,161,314
United Therapeutics Corp. *	119,062	43,284,990
Viatris, Inc.	3,196,705	38,616,197
		636,257,117

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc. *	127,686	32,589,298
Zillow Group, Inc., Class C *	570,725	31,561,092
		64,150,390

Semiconductors & Semiconductor Equipment 2.0%
Allegro MicroSystems, Inc. *	257,624	6,319,517
Amkor Technology, Inc.	278,247	9,154,326
Astera Labs, Inc. *(a)	54,691	2,354,994
Axcelis Technologies, Inc. *	87,331	9,547,898
Entegris, Inc.	405,149	46,944,615
Lattice Semiconductor Corp. *	369,269	17,488,580
MKS Instruments, Inc.	169,639	20,226,058
Onto Innovation, Inc. *	132,552	28,262,737
Power Integrations, Inc.	152,121	10,207,319
Qorvo, Inc. *	259,113	30,028,606
Rambus, Inc. *	289,725	12,956,502
Silicon Laboratories, Inc. *	85,941	10,172,836
SolarEdge Technologies, Inc. *	154,520	3,759,472
Universal Display Corp.	117,221	22,708,052
Wolfspeed, Inc. *	337,671	3,292,292
		233,423,804

Software & Services 6.3%
AppLovin Corp., Class A *	485,865	45,122,283
ASGN, Inc. *	123,054	11,832,873
Aspen Technology, Inc. *	74,814	17,516,950
Bentley Systems, Inc., Class B	627,138	32,278,793
Bill Holdings, Inc. *	259,188	14,141,297
CCC Intelligent Solutions Holdings, Inc. *	888,853	9,581,835
Confluent, Inc., Class A *	656,817	13,937,657
DocuSign, Inc. *	549,704	32,547,974
Dolby Laboratories, Inc., Class A	160,302	11,439,151
DoubleVerify Holdings, Inc. *	377,984	7,446,285
Dropbox, Inc., Class A *	648,392	16,300,575
DXC Technology Co. *	481,857	9,959,984
Dynatrace, Inc. *	645,767	32,688,725
Elastic NV *	221,926	16,908,542
Five9, Inc. *	197,674	6,374,986
GoDaddy, Inc., Class A *	378,559	63,374,562
Guidewire Software, Inc. *	223,891	33,308,264
Informatica, Inc., Class A *	110,190	2,744,833
Manhattan Associates, Inc. *	165,397	43,735,929
Nutanix, Inc., Class A *	656,640	41,493,082
Okta, Inc. *	429,792	33,837,524
Procore Technologies, Inc. *	243,522	14,433,549
PTC, Inc. *	321,678	57,609,313
Qualys, Inc. *	99,340	12,434,388
Smartsheet, Inc., Class A *	369,516	18,032,381
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SPS Commerce, Inc. *	99,420	19,858,151
Twilio, Inc., Class A *	459,540	28,840,730
Tyler Technologies, Inc. *	113,984	67,007,774
UiPath, Inc., Class A *	1,097,230	14,132,322
		728,920,712

Technology Hardware & Equipment 4.4%
Arrow Electronics, Inc. *	143,057	19,324,140
Ciena Corp. *	388,209	22,380,249
Cognex Corp.	460,846	18,608,962
Coherent Corp. *	355,937	27,745,289
Dell Technologies, Inc., Class C	715,958	82,721,787
F5, Inc. *	157,287	31,952,854
IPG Photonics Corp. *	76,782	5,249,585
Jabil, Inc.	324,121	35,419,943
Juniper Networks, Inc.	873,504	33,961,836
Littelfuse, Inc.	66,629	18,136,414
NetApp, Inc.	554,240	66,907,853
Novanta, Inc. *	96,294	17,648,764
Pure Storage, Inc., Class A *	820,828	42,100,268
TD SYNNEX Corp.	208,710	25,341,568
Ubiquiti, Inc.	11,443	2,214,449
Western Digital Corp. *	877,149	57,532,203
		507,246,164

Telecommunication Services 0.4%
Frontier Communications Parent, Inc. *	600,547	17,295,753
GCI Liberty, Inc. *(b)	1,240	0
Iridium Communications, Inc.	327,189	8,441,476
Liberty Global Ltd., Class C *	914,292	17,984,124
		43,721,353

Transportation 1.9%
Alaska Air Group, Inc. *	340,585	12,298,524
American Airlines Group, Inc. *	1,761,327	18,705,293
Avis Budget Group, Inc.	49,145	4,029,399
CH Robinson Worldwide, Inc.	314,371	32,540,542
GXO Logistics, Inc. *	320,636	16,047,832
Hertz Global Holdings, Inc. *	353,070	1,073,333
Joby Aviation, Inc. *(a)	1,002,988	5,014,940
Knight-Swift Transportation Holdings, Inc.	433,871	22,726,163
Landstar System, Inc.	96,091	17,542,373
Lyft, Inc., Class A *	955,472	11,150,358
Saia, Inc. *	71,359	26,818,853
U-Haul Holding Co., Non Voting Shares	292,349	19,982,054
XPO, Inc. *	312,197	35,784,020
		223,713,684

Utilities 3.3%
AES Corp.	1,907,322	32,672,426
Alliant Energy Corp.	688,990	40,147,447
SECURITY	NUMBER OF SHARES	VALUE ($)
Black Hills Corp.	185,725	10,980,062
Essential Utilities, Inc.	675,575	26,340,669
IDACORP, Inc.	136,001	13,859,862
National Fuel Gas Co.	246,718	14,743,868
NiSource, Inc.	1,203,246	39,779,313
NRG Energy, Inc.	560,153	47,618,607
OGE Energy Corp.	538,884	21,318,251
Pinnacle West Capital Corp.	304,970	26,690,974
Portland General Electric Co.	276,277	13,291,686
UGI Corp.	563,473	14,036,112
Vistra Corp.	877,162	74,935,950
		376,415,227
Total Common Stocks (Cost $8,911,159,431)		11,507,729,709

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)	2,757,329	2,757,329
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)(d)	47,008,910	47,008,910
		49,766,239
Total Short-Term Investments (Cost $49,766,239)		49,766,239
Total Investments in Securities (Cost $8,960,925,670)		11,557,495,948

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/20/24	41	12,702,210	282,664

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $45,176,601.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$11,464,008,356	$—	$—	$11,464,008,356
Telecommunication Services	43,721,353	—	0 *	43,721,353
Short-Term Investments[1]	49,766,239	—	—	49,766,239
Futures Contracts[2]	282,664	—	—	282,664
Total	$11,557,778,612	$—	$0	$11,557,778,612

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $8,960,925,670) including securities on loan of $45,176,601		$11,557,495,948
Deposit with broker for futures contracts		1,085,000
Receivables:
Investments sold		20,257,902
Dividends		9,736,275
Foreign tax reclaims		158,279
Income from securities on loan		90,339
Variation margin on future contracts	+	74,798
Total assets		11,588,898,541

Liabilities
Collateral held for securities on loan		47,008,910
Payables:
Fund shares redeemed		20,420,168
Management fees	+	405,819
Total liabilities		67,834,897
Net assets		$11,521,063,644

Net Assets by Source
Capital received from investors		$10,224,949,787
Total distributable earnings	+	1,296,113,857
Net assets		$11,521,063,644

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$11,521,063,644		423,150,000		$27.23

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $167,454)		$166,814,325
Other Interest		75,271
Securities on loan, net	+	814,631
Total investment income		167,704,227

Expenses
Management fees		4,286,548
Total expenses	–	4,286,548
Net investment income		163,417,679

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(308,105,265)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		486,407,277
Net realized gains on futures contracts	+	791,336
Net realized gains		179,093,348
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,254,775,697
Net change in unrealized appreciation (depreciation) on futures contracts	+	271,164
Net change in unrealized appreciation (depreciation)	+	1,255,046,861
Net realized and unrealized gains		1,434,140,209
Increase in net assets resulting from operations		$1,597,557,888
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$163,417,679	$161,888,151
Net realized gains		179,093,348	69,595,556
Net change in unrealized appreciation (depreciation)	+	1,255,046,861	538,611,469
Increase in net assets resulting from operations		$1,597,557,888	$770,095,176

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($158,269,360 )	($160,033,135 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		48,900,000	$1,155,974,412	48,600,000	$1,096,153,217
Shares redeemed	+	(43,050,000)	(1,050,154,369)	(41,250,000)	(925,533,718)
Net transactions in fund shares		5,850,000	$105,820,043	7,350,000	$170,619,499

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		417,300,000	$9,975,955,073	409,950,000	$9,195,273,533
Total increase	+	5,850,000	1,545,108,571	7,350,000	780,681,540
End of period		423,150,000	$11,521,063,644	417,300,000	$9,975,955,073

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]	9/1/19– 8/31/20[1,2]
Per-Share Data
Net asset value at beginning of period	$22.11	$21.04	$25.93	$17.81	$17.30
Income (loss) from investment operations:
Net investment income (loss)[3]	0.32	0.33	0.28	0.28	0.26
Net realized and unrealized gains (losses)	3.46	1.05	(4.86)	8.10	0.50
Total from investment operations	3.78	1.38	(4.58)	8.38	0.76
Less distributions:
Distributions from net investment income	(0.33)	(0.31)	(0.31)	(0.26)	(0.25)
Net asset value at end of period	$25.56	$22.11	$21.04	$25.93	$17.81
Total return	17.29%	6.69%	(17.78%)	47.33%	4.53%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%[4]	0.04%[4]	0.04%	0.04%
Net investment income (loss)	1.38%	1.55%	1.20%	1.18%	1.50%
Portfolio turnover rate[5]	11%	9%	15%	15%	12%
Net assets, end of period (x 1,000,000)	$17,910	$14,481	$13,539	$16,622	$10,044

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.3%
Adient PLC *	424,707	9,606,872
American Axle & Manufacturing Holdings, Inc. *	552,968	3,555,584
Canoo, Inc. *(a)	288,540	438,581
Dana, Inc.	614,354	6,936,057
Dorman Products, Inc. *	132,241	14,998,774
Faraday Future Intelligent Electric, Inc. *(a)	4,511	22,666
Fox Factory Holding Corp. *	196,996	7,974,398
Garrett Motion, Inc. *	620,812	5,183,780
Gentherm, Inc. *	149,844	7,573,116
Goodyear Tire & Rubber Co. *	1,346,897	11,879,632
Harley-Davidson, Inc.	581,747	21,780,608
Holley, Inc. *	239,907	774,900
LCI Industries	121,077	14,267,714
Luminar Technologies, Inc. *(a)	1,472,252	1,501,697
Mobileye Global, Inc., Class A *	363,541	5,191,365
Modine Manufacturing Co. *	247,750	30,114,012
Mullen Automotive, Inc. *	49,106	10,558
Patrick Industries, Inc.	100,222	12,950,687
Phinia, Inc.	216,422	10,379,599
QuantumScape Corp. *	1,706,985	9,917,583
Solid Power, Inc. *	581,855	832,053
Standard Motor Products, Inc.	90,012	2,908,288
Stoneridge, Inc. *	130,088	1,865,462
Thor Industries, Inc.	252,909	27,127,019
Visteon Corp. *	130,780	13,238,859
Winnebago Industries, Inc.	139,354	8,313,860
Workhorse Group, Inc. *(a)	65,890	44,805
XPEL, Inc. *	102,101	4,419,952
		233,808,481

Banks 7.7%
1st Source Corp.	80,263	4,931,760
Amerant Bancorp, Inc.	127,191	2,805,833
Ameris Bancorp	307,307	18,939,330
Arrow Financial Corp.	78,654	2,398,160
Associated Banc-Corp.	703,652	16,099,558
Atlantic Union Bankshares Corp.	426,373	16,918,481
Axos Financial, Inc. *	241,040	16,735,407
Banc of California, Inc.	660,204	9,388,101
BancFirst Corp.	69,122	7,354,581
Bancorp, Inc. *	246,488	12,915,971
Bank First Corp.	39,072	3,674,331
Bank of Hawaii Corp.	188,871	12,535,368
Bank of Marin Bancorp	67,060	1,434,413
Bank OZK	500,989	21,717,873
BankUnited, Inc.	355,097	13,646,378
Banner Corp.	163,639	9,747,975
Berkshire Hills Bancorp, Inc.	200,138	5,511,801
Brookline Bancorp, Inc.	421,885	4,315,884
Byline Bancorp, Inc.	139,458	3,869,959
Cadence Bank	866,588	27,973,461
Camden National Corp.	69,414	2,775,172
Capitol Federal Financial, Inc.	581,996	3,497,796
Cathay General Bancorp	345,847	15,213,810
Central Pacific Financial Corp.	129,973	3,575,557
Citizens Financial Services, Inc.	20,622	1,173,392
City Holding Co.	70,402	8,359,533
Columbia Banking System, Inc.	993,742	25,022,424
Columbia Financial, Inc. *	134,297	2,385,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Financial System, Inc.	250,932	15,347,001
Community Trust Bancorp, Inc.	72,750	3,673,875
ConnectOne Bancorp, Inc.	171,976	4,299,400
CrossFirst Bankshares, Inc. *	201,512	3,506,309
Customers Bancorp, Inc. *	134,741	6,982,279
CVB Financial Corp.	631,820	11,638,124
Dime Community Bancshares, Inc.	166,329	4,326,217
Eagle Bancorp, Inc.	141,353	3,077,255
Eastern Bankshares, Inc.	921,603	15,639,603
Enterprise Financial Services Corp.	178,395	9,438,879
FB Financial Corp.	167,658	8,084,469
Financial Institutions, Inc.	74,040	1,926,521
First BanCorp	785,169	16,786,913
First Bancorp/Southern Pines NC	195,886	8,321,237
First Bancshares, Inc.	129,323	4,430,606
First Busey Corp.	252,099	6,819,278
First Commonwealth Financial Corp.	484,394	8,341,265
First Community Bankshares, Inc.	77,818	3,433,330
First Financial Bancorp	453,191	11,995,966
First Financial Bankshares, Inc.	610,221	22,315,782
First Financial Corp. (a)	50,690	2,265,843
First Foundation, Inc.	238,725	1,680,624
First Hawaiian, Inc.	608,295	14,799,817
First Interstate BancSystem, Inc., Class A	393,324	12,212,710
First Merchants Corp.	278,088	10,845,432
First Mid Bancshares, Inc.	104,391	4,204,869
First of Long Island Corp.	101,190	1,292,196
Flushing Financial Corp.	137,114	2,001,864
FNB Corp.	1,707,284	25,575,114
Fulton Financial Corp.	863,736	16,713,292
German American Bancorp, Inc.	141,625	5,680,579
Glacier Bancorp, Inc.	538,336	25,463,293
Great Southern Bancorp, Inc.	41,238	2,456,135
Hancock Whitney Corp.	410,842	22,074,541
Hanmi Financial Corp.	144,073	2,854,086
HarborOne Bancorp, Inc.	182,619	2,410,571
HBT Financial, Inc.	61,141	1,370,781
Heartland Financial USA, Inc.	184,132	10,267,200
Heritage Commerce Corp.	288,137	2,933,235
Heritage Financial Corp.	165,157	3,772,186
Hilltop Holdings, Inc.	220,546	7,244,936
Home BancShares, Inc.	883,526	24,597,364
HomeStreet, Inc.	85,529	1,368,464
Hope Bancorp, Inc.	574,446	7,347,164
Horizon Bancorp, Inc.	184,985	2,963,460
Independent Bank Corp.	202,028	12,790,393
Independent Bank Group, Inc.	171,481	9,983,624
International Bancshares Corp.	253,821	16,036,411
Kearny Financial Corp.	305,049	2,077,384
Lakeland Financial Corp.	121,488	8,279,407
Live Oak Bancshares, Inc.	157,786	6,783,220
Mercantile Bank Corp.	71,019	3,265,454
Metrocity Bankshares, Inc.	84,621	2,593,634
Midland States Bancorp, Inc.	102,416	2,332,012
National Bank Holdings Corp., Class A	180,485	7,907,048
NB Bancorp, Inc. *	179,206	3,383,409
NBT Bancorp, Inc.	224,545	10,993,723
Nicolet Bankshares, Inc.	61,406	6,036,210
Northfield Bancorp, Inc.	186,328	2,258,295
Northwest Bancshares, Inc.	606,014	8,393,294
OceanFirst Financial Corp.	276,659	4,943,896
OFG Bancorp	223,651	10,285,709
Old National Bancorp	1,497,324	29,721,881
Old Second Bancorp, Inc.	189,973	3,235,240
Origin Bancorp, Inc.	139,336	4,663,576
Pacific Premier Bancorp, Inc.	457,056	11,746,339
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Park National Corp.	68,320	12,009,973
Pathward Financial, Inc.	120,406	8,286,341
Peapack-Gladstone Financial Corp.	74,989	2,141,686
Peoples Bancorp, Inc.	156,925	5,021,600
Pinnacle Financial Partners, Inc.	362,607	36,104,779
Popular, Inc.	343,313	35,189,582
Preferred Bank	58,067	4,810,851
Premier Financial Corp.	169,022	4,235,691
Prosperity Bancshares, Inc.	455,614	33,524,078
Provident Financial Services, Inc.	618,254	11,790,104
QCR Holdings, Inc.	80,160	6,182,741
Renasant Corp.	296,304	10,370,640
Republic Bancorp, Inc., Class A	41,425	2,647,057
S&T Bancorp, Inc.	182,208	7,829,478
Sandy Spring Bancorp, Inc.	214,283	6,707,058
Seacoast Banking Corp. of Florida	399,474	10,929,609
ServisFirst Bancshares, Inc.	233,062	18,892,006
Simmons First National Corp., Class A	593,380	12,710,200
Southside Bancshares, Inc.	136,949	4,687,764
SouthState Corp.	361,260	35,074,733
Stellar Bancorp, Inc.	224,813	6,130,651
Stock Yards Bancorp, Inc.	128,935	7,813,461
Synovus Financial Corp.	694,224	32,017,611
Texas Capital Bancshares, Inc. *	221,380	14,881,164
TFS Financial Corp.	241,052	3,273,486
Tompkins Financial Corp.	58,724	3,602,130
Towne Bank	327,658	11,353,350
TriCo Bancshares	156,563	7,117,354
Triumph Financial, Inc. *	101,996	8,565,624
TrustCo Bank Corp.	91,208	3,177,687
Trustmark Corp.	289,034	9,627,723
UMB Financial Corp.	208,339	21,581,837
United Bankshares, Inc.	639,849	24,870,931
United Community Banks, Inc.	566,782	17,269,848
Univest Financial Corp.	140,364	3,994,759
Valley National Bancorp	2,032,997	17,646,414
Veritex Holdings, Inc.	259,779	6,543,833
WaFd, Inc.	321,641	11,794,575
Washington Trust Bancorp, Inc.	80,153	2,629,018
WesBanco, Inc.	283,034	9,116,525
Westamerica BanCorp	125,777	6,513,991
Wintrust Financial Corp.	309,174	33,638,131
WSFS Financial Corp.	285,897	15,650,002
		1,375,363,724

Capital Goods 12.0%
374Water, Inc. *	230,214	267,048
3D Systems Corp. *	631,659	1,351,750
AAON, Inc.	323,804	30,926,520
AAR Corp. *	157,872	10,384,820
AeroVironment, Inc. *	132,769	27,053,011
Air Lease Corp.	490,819	22,710,195
Alamo Group, Inc.	49,213	9,124,090
Albany International Corp., Class A	148,043	13,939,729
Allison Transmission Holdings, Inc.	415,545	38,541,799
Ameresco, Inc., Class A *	152,453	4,642,194
American Woodmark Corp. *	74,909	6,712,596
Amprius Technologies, Inc. *	86,167	92,199
API Group Corp. *	1,132,284	40,252,696
Apogee Enterprises, Inc.	105,546	7,048,362
Applied Industrial Technologies, Inc.	183,259	37,590,086
Archer Aviation, Inc., Class A *(a)	986,305	3,353,437
Arcosa, Inc.	230,739	21,110,311
Argan, Inc.	59,697	4,734,569
Armstrong World Industries, Inc.	207,568	26,311,320
Array Technologies, Inc. *	677,561	4,546,434
SECURITY	NUMBER OF SHARES	VALUE ($)
Astec Industries, Inc.	107,626	3,640,988
Atkore, Inc.	172,981	16,144,317
Atmus Filtration Technologies, Inc.	394,697	14,149,887
AZEK Co., Inc. *	691,735	29,488,663
AZZ, Inc.	141,407	11,760,820
Babcock & Wilcox Enterprises, Inc. *	277,022	326,886
Barnes Group, Inc.	239,636	9,595,025
Beacon Roofing Supply, Inc. *	301,437	27,310,192
Blink Charging Co. *(a)	425,773	791,938
Bloom Energy Corp., Class A *	1,010,607	12,036,329
Blue Bird Corp. *	82,728	4,234,019
BlueLinx Holdings, Inc. *	40,932	4,119,397
Boise Cascade Co.	187,320	25,404,338
BWX Technologies, Inc.	433,923	44,694,069
Cadre Holdings, Inc.	92,107	3,338,879
Centuri Holdings, Inc. *(a)	57,994	991,697
ChargePoint Holdings, Inc. *(a)	1,674,763	3,148,554
Chart Industries, Inc. *	199,495	24,418,188
Columbus McKinnon Corp.	137,564	4,706,064
Comfort Systems USA, Inc.	168,988	59,740,638
Construction Partners, Inc., Class A *	208,749	13,773,259
Core & Main, Inc., Class A *	811,425	38,972,743
Crane Co.	233,547	36,989,174
CSW Industrials, Inc.	73,690	24,879,955
Custom Truck One Source, Inc. *	290,029	1,189,119
Desktop Metal, Inc., Class A *(a)	120,907	530,782
Distribution Solutions Group, Inc. *	50,657	1,885,454
DNOW, Inc. *	504,071	6,563,004
Douglas Dynamics, Inc.	110,964	3,089,238
Ducommun, Inc. *	65,311	4,250,440
DXP Enterprises, Inc. *	61,634	3,389,870
Dycom Industries, Inc. *	138,017	24,285,471
Energy Recovery, Inc. *	272,384	4,423,516
Energy Vault Holdings, Inc. *(a)	374,208	377,950
Enerpac Tool Group Corp.	257,930	10,637,033
EnerSys	191,900	19,445,227
Enovix Corp. *(a)	666,483	6,344,918
Enpro, Inc.	99,644	16,025,745
Esab Corp.	269,387	28,277,553
ESCO Technologies, Inc.	122,381	14,674,706
ESS Tech, Inc. *(a)	27,275	204,292
Eve Holding, Inc. *(a)	132,182	371,431
Federal Signal Corp.	289,705	27,374,225
Flowserve Corp.	624,556	31,152,853
Fluence Energy, Inc. *	279,860	5,141,028
Fluor Corp. *	812,961	40,704,957
Franklin Electric Co., Inc.	187,844	19,509,478
FTAI Aviation Ltd.	475,459	60,768,415
FTC Solar, Inc. *	306,636	72,581
FuelCell Energy, Inc. *(a)	2,145,442	868,475
Gates Industrial Corp. PLC *	975,016	17,706,291
GATX Corp.	168,937	23,837,011
Gibraltar Industries, Inc. *	143,996	10,032,201
Global Industrial Co.	60,854	2,038,609
GMS, Inc. *	188,992	16,402,616
Gorman-Rupp Co.	115,670	4,508,817
GrafTech International Ltd. *	901,479	618,234
Granite Construction, Inc.	209,832	15,770,973
Great Lakes Dredge & Dock Corp. *	313,754	3,121,852
Greenbrier Cos., Inc.	147,230	7,133,294
Griffon Corp.	176,777	11,700,870
H&E Equipment Services, Inc.	149,954	7,220,285
Hayward Holdings, Inc. *	602,124	8,935,520
Helios Technologies, Inc.	157,789	6,972,696
Herc Holdings, Inc.	134,670	19,711,648
Hexcel Corp.	394,302	24,955,374
Hillenbrand, Inc.	333,728	10,999,675
Hillman Solutions Corp. *	930,823	9,261,689
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyliion Holdings Corp. *	614,108	1,148,382
Hyster-Yale, Inc.	53,163	3,347,143
Hyzon Motors, Inc. *	408,296	25,723
IES Holdings, Inc. *	39,601	7,386,775
Insteel Industries, Inc.	92,081	3,167,586
Janus International Group, Inc. *	428,055	4,704,324
JELD-WEN Holding, Inc. *	406,503	5,788,603
John Bean Technologies Corp.	151,419	13,603,483
Kadant, Inc.	55,753	17,903,961
Kennametal, Inc.	372,254	9,630,211
Kratos Defense & Security Solutions, Inc. *	713,767	16,373,815
Leonardo DRS, Inc. *	337,355	9,628,112
Lindsay Corp.	52,181	6,473,053
Loar Holdings, Inc. *(a)	54,835	4,066,564
Manitowoc Co., Inc. *	165,320	1,668,079
Markforged Holding Corp. *	540,881	135,761
MasTec, Inc. *	288,008	32,582,345
Masterbrand, Inc. *	604,778	9,700,639
McGrath RentCorp (a)	116,849	12,637,219
MDU Resources Group, Inc.	966,809	24,837,323
Mercury Systems, Inc. *	246,956	9,359,632
Microvast Holdings, Inc. *	1,049,462	302,245
Montana Technologies Corp. *(a)	58,269	325,141
Moog, Inc., Class A	136,311	26,907,791
MRC Global, Inc. *	403,755	5,313,416
MSC Industrial Direct Co., Inc., Class A	216,346	17,792,295
Mueller Industries, Inc.	539,727	39,243,550
Mueller Water Products, Inc., Class A	740,166	15,891,364
MYR Group, Inc. *	79,253	7,988,702
National Presto Industries, Inc.	24,668	1,931,258
Net Power, Inc. *	122,690	1,039,184
NEXTracker, Inc., Class A *	583,279	23,721,957
Nikola Corp. *(a)	195,173	1,293,997
Omega Flex, Inc.	15,640	738,208
Oshkosh Corp.	310,715	33,529,256
Powell Industries, Inc.	43,677	7,313,277
Preformed Line Products Co.	13,715	1,644,840
Primoris Services Corp.	254,580	14,368,495
Proto Labs, Inc. *	119,553	3,655,931
Quanex Building Products Corp.	210,030	5,803,129
RBC Bearings, Inc. *	137,793	41,041,645
Resideo Technologies, Inc. *	695,152	14,014,264
REV Group, Inc.	184,012	5,858,942
Rocket Lab USA, Inc. *	1,258,453	7,890,500
Rush Enterprises, Inc., Class A	329,810	17,380,987
SES AI Corp. *	691,020	739,391
Shoals Technologies Group, Inc., Class A *	808,577	4,358,230
Shyft Group, Inc.	151,609	2,151,332
Simpson Manufacturing Co., Inc.	199,861	36,586,555
SiteOne Landscape Supply, Inc. *	214,528	30,432,942
SolarMax Technology, Inc. *	21,426	23,569
Southland Holdings, Inc. *	27,783	113,910
Spirit AeroSystems Holdings, Inc., Class A *	552,310	19,446,835
SPX Technologies, Inc. *	219,649	35,833,538
Standex International Corp.	56,399	10,075,681
Stem, Inc. *(a)	705,333	411,280
Sterling Infrastructure, Inc. *	146,780	17,544,613
Sunrun, Inc. *	1,053,421	21,616,199
Symbotic, Inc. *(a)	164,256	3,153,715
Tecnoglass, Inc.	95,538	5,920,490
Tennant Co.	89,852	8,775,845
Terex Corp.	319,792	18,154,592
Terran Orbital Corp. *	698,281	171,079
Thermon Group Holdings, Inc. *	159,116	5,001,016
SECURITY	NUMBER OF SHARES	VALUE ($)
Tigo Energy, Inc. *	29,743	36,584
Timken Co.	307,084	25,957,811
Titan International, Inc. *	241,517	2,011,837
Titan Machinery, Inc. *	95,067	1,436,462
TPI Composites, Inc. *(a)	228,716	990,340
Transcat, Inc. *	43,204	5,333,966
Trinity Industries, Inc.	389,015	12,841,385
Triumph Group, Inc. *	362,388	5,048,065
Tutor Perini Corp. *	201,830	4,837,865
UFP Industries, Inc.	293,445	35,703,453
V2X, Inc. *	55,726	3,156,878
Valmont Industries, Inc.	95,778	27,369,521
Velo3D, Inc. *(a)	20,056	24,869
Vicor Corp. *	107,826	4,151,301
Virgin Galactic Holdings, Inc. *(a)	84,514	565,399
Wabash National Corp.	212,245	4,130,288
Watts Water Technologies, Inc., Class A	130,041	25,579,065
Xometry, Inc., Class A *	196,399	3,857,276
Zurn Elkay Water Solutions Corp.	672,356	21,804,505
		2,152,341,390

Commercial & Professional Services 4.1%
ABM Industries, Inc.	300,642	17,181,690
ACCO Brands Corp.	447,753	2,453,686
ACV Auctions, Inc., Class A *	704,672	13,184,413
Alight, Inc., Class A *	1,910,305	14,250,875
Barrett Business Services, Inc.	123,269	4,500,551
Blacksky Technology, Inc. *	388,543	431,283
Brady Corp., Class A	212,780	15,754,231
BrightView Holdings, Inc. *	271,254	4,331,926
Brink's Co.	210,988	23,404,899
Casella Waste Systems, Inc., Class A *	271,151	29,246,347
CBIZ, Inc. *	237,251	17,461,674
Cimpress PLC *	80,631	7,972,793
Clarivate PLC *	2,067,562	14,183,475
Concentrix Corp.	222,826	16,763,200
Conduent, Inc. *	741,552	2,832,729
CoreCivic, Inc. *	525,453	7,240,742
CRA International, Inc.	32,649	5,504,621
CSG Systems International, Inc.	134,153	6,509,104
Deluxe Corp.	209,190	4,307,222
Driven Brands Holdings, Inc. *	286,817	4,112,956
Dun & Bradstreet Holdings, Inc.	1,115,104	13,381,248
Ennis, Inc.	122,518	2,929,405
Enviri Corp. *	377,846	4,515,260
ExlService Holdings, Inc. *	770,753	28,163,315
Exponent, Inc.	240,491	26,037,961
First Advantage Corp. *	239,366	4,583,859
FiscalNote Holdings, Inc. *	327,763	426,092
Forrester Research, Inc. *	54,348	1,042,395
Franklin Covey Co. *	55,113	2,218,849
FTI Consulting, Inc. *	166,623	38,041,697
GEO Group, Inc. *	629,965	8,737,615
Healthcare Services Group, Inc. *	349,921	3,810,640
Heidrick & Struggles International, Inc.	96,948	3,742,193
HNI Corp.	223,745	12,048,668
Huron Consulting Group, Inc. *	80,691	8,911,514
ICF International, Inc.	81,995	13,591,491
Insperity, Inc.	169,583	15,939,106
Interface, Inc.	278,899	5,265,613
Kelly Services, Inc., Class A	151,157	3,190,924
Kforce, Inc.	83,019	5,445,216
Korn Ferry	247,830	18,103,982
LanzaTech Global, Inc. *(a)	378,823	564,446
Legalzoom.com, Inc. *	562,210	3,789,295
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liquidity Services, Inc. *	105,431	2,295,233
ManpowerGroup, Inc.	226,491	16,742,215
Matthews International Corp., Class A	145,614	3,688,403
Maximus, Inc.	288,411	26,608,799
MillerKnoll, Inc.	338,738	9,975,834
Montrose Environmental Group, Inc. *	148,288	4,878,675
MSA Safety, Inc.	175,516	32,054,487
NV5 Global, Inc. *	61,484	5,910,457
OPENLANE, Inc. *	515,962	8,941,622
Parsons Corp. *	196,293	18,738,130
Paycor HCM, Inc. *	304,050	4,305,348
Pitney Bowes, Inc.	737,643	5,215,136
Planet Labs PBC *	962,544	2,589,243
Resources Connection, Inc.	151,209	1,577,110
Science Applications International Corp.	243,148	31,752,697
Steelcase, Inc., Class A	449,424	6,354,855
Stericycle, Inc. *	440,167	26,084,296
Sterling Check Corp. *(a)	146,593	2,373,341
TriNet Group, Inc.	148,700	15,290,821
TrueBlue, Inc. *	145,473	1,159,420
TTEC Holdings, Inc.	88,909	454,325
UL Solutions, Inc., Class A	185,157	10,098,463
UniFirst Corp.	71,655	13,592,237
Upwork, Inc. *	579,427	5,585,676
Verra Mobility Corp. *	790,180	21,816,870
Vestis Corp.	627,045	8,822,523
Viad Corp. *	100,783	3,467,943
VSE Corp.	73,827	6,868,126
		733,351,486

Consumer Discretionary Distribution & Retail 3.3%
1-800-Flowers.com, Inc., Class A *	129,891	1,043,025
Aaron's Co., Inc.	143,172	1,444,606
Abercrombie & Fitch Co., Class A *	242,577	35,797,088
Academy Sports & Outdoors, Inc.	350,658	19,454,506
Advance Auto Parts, Inc.	282,441	12,797,402
A-Mark Precious Metals, Inc.	83,212	3,242,772
American Eagle Outfitters, Inc.	878,955	18,088,894
America's Car-Mart, Inc. *	27,233	1,648,414
Arhaus, Inc.	193,823	2,385,961
Arko Corp.	327,996	2,053,255
Asbury Automotive Group, Inc. *	95,669	23,500,133
AutoNation, Inc. *	116,563	20,745,883
BARK, Inc. *	486,920	813,156
Beyond, Inc. *	214,958	2,113,037
Big Lots, Inc. *(a)	128,224	70,023
Boot Barn Holdings, Inc. *	144,448	19,380,588
Buckle, Inc.	140,727	5,896,461
Caleres, Inc.	156,112	6,576,999
Camping World Holdings, Inc., Class A	200,819	4,405,969
CarParts.com, Inc. *	246,697	198,270
Carvana Co. *	499,664	75,259,392
Chewy, Inc., Class A *	646,997	18,471,764
Children's Place, Inc. *(a)	58,437	333,091
Designer Brands, Inc., Class A	212,396	1,410,309
Dillard's, Inc., Class A	16,185	5,486,229
Foot Locker, Inc.	389,129	12,117,477
Gap, Inc.	1,028,196	23,062,436
Genesco, Inc. *	51,014	1,540,113
Group 1 Automotive, Inc.	62,689	23,618,708
Groupon, Inc. *(a)	116,497	1,615,813
GrowGeneration Corp. *	282,723	551,310
Guess?, Inc.	127,599	2,643,851
Haverty Furniture Cos., Inc.	65,008	1,781,219
Kohl's Corp.	524,139	10,163,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Lands' End, Inc. *	53,739	832,417
Leslie's, Inc. *	871,823	2,632,905
Macy's, Inc.	1,306,027	20,334,840
MarineMax, Inc. *	96,989	3,076,491
Monro, Inc.	142,326	3,855,611
Murphy USA, Inc.	89,433	46,472,070
National Vision Holdings, Inc. *	374,835	3,958,258
Nordstrom, Inc.	466,756	10,427,329
ODP Corp. *	150,830	4,653,106
Ollie's Bargain Outlet Holdings, Inc. *	290,695	26,034,644
Petco Health & Wellness Co., Inc. *	400,235	1,276,750
PetMed Express, Inc. *	104,301	332,720
Qurate Retail, Inc. *	1,623,067	974,003
Revolve Group, Inc. *	180,896	4,146,136
Sally Beauty Holdings, Inc. *	488,693	6,377,444
Savers Value Village, Inc. *	105,315	932,038
Shoe Carnival, Inc.	85,878	3,472,906
Signet Jewelers Ltd.	212,144	17,841,310
Sleep Number Corp. *	100,029	1,521,441
Sonic Automotive, Inc., Class A	70,689	4,406,752
Sportsman's Warehouse Holdings, Inc. *	194,150	407,715
Stitch Fix, Inc., Class A *	448,149	1,694,003
Torrid Holdings, Inc. *(a)	49,748	328,337
Upbound Group, Inc.	213,641	7,114,245
Urban Outfitters, Inc. *	268,050	9,735,576
Valvoline, Inc. *	611,307	25,797,155
Victoria's Secret & Co. *	372,885	8,747,882
Warby Parker, Inc., Class A *	360,306	5,375,766
Winmark Corp.	13,596	4,902,718
Zumiez, Inc. *	76,728	2,128,435
		589,502,212

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	138,017	9,245,759
AMMO, Inc. *	411,215	653,832
Beazer Homes USA, Inc. *	135,527	4,239,285
Brunswick Corp.	320,503	25,335,762
Capri Holdings Ltd. *	553,672	19,777,164
Carter's, Inc.	172,550	11,371,045
Cavco Industries, Inc. *	36,940	15,268,041
Century Communities, Inc.	134,713	13,480,730
Champion Homes, Inc. *	255,075	23,826,556
Columbia Sportswear Co.	160,414	12,950,222
Crocs, Inc. *	288,186	42,124,148
Dream Finders Homes, Inc., Class A *	112,462	3,761,854
Ethan Allen Interiors, Inc.	107,244	3,376,041
Figs, Inc., Class A *	579,263	3,574,053
Funko, Inc., Class A *	178,389	1,867,733
G-III Apparel Group Ltd. *	189,034	5,003,730
GoPro, Inc., Class A *	594,847	761,404
Green Brick Partners, Inc. *	119,899	9,445,643
Hanesbrands, Inc. *	1,671,112	10,611,561
Helen of Troy Ltd. *	112,594	6,010,268
Installed Building Products, Inc.	111,343	24,752,662
iRobot Corp. *	140,710	1,029,997
Johnson Outdoors, Inc., Class A	32,555	1,170,352
KB Home	348,439	29,167,829
Kontoor Brands, Inc.	236,196	17,679,271
Latham Group, Inc. *	182,862	1,142,887
La-Z-Boy, Inc.	201,722	8,183,861
Leggett & Platt, Inc.	637,067	8,052,527
Levi Strauss & Co., Class A	491,661	9,474,307
LGI Homes, Inc. *	96,913	10,454,974
M/I Homes, Inc. *	131,626	20,977,236
Malibu Boats, Inc., Class A *	96,731	3,518,106
Mattel, Inc. *	1,631,520	30,966,250
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Meritage Homes Corp.	172,138	34,095,374
Movado Group, Inc.	73,589	1,755,833
Newell Brands, Inc.	1,813,875	12,860,374
Oxford Industries, Inc.	69,478	6,043,196
Peloton Interactive, Inc., Class A *	1,672,817	7,795,327
Purple Innovation, Inc. *	257,549	309,059
PVH Corp.	268,688	26,516,819
Ralph Lauren Corp.	185,038	31,689,608
Skechers USA, Inc., Class A *	628,264	43,023,519
Smith & Wesson Brands, Inc.	218,309	3,217,875
Solo Brands, Inc., Class A *	140,800	192,896
Sonos, Inc. *	581,258	7,108,785
Steven Madden Ltd.	328,120	14,798,212
Sturm Ruger & Co., Inc.	81,733	3,442,594
Taylor Morrison Home Corp. *	501,479	33,764,581
Topgolf Callaway Brands Corp. *	667,680	6,716,861
Traeger, Inc. *	324,878	1,166,312
Tri Pointe Homes, Inc. *	450,412	20,016,309
Tupperware Brands Corp. *(a)(b)	214,758	257,710
Under Armour, Inc., Class A *	1,783,941	13,718,506
Vista Outdoor, Inc. *	276,687	11,078,547
Vizio Holding Corp., Class A *	474,751	5,331,454
Wolverine World Wide, Inc.	376,794	5,165,846
Worthington Enterprises, Inc.	144,263	6,607,245
YETI Holdings, Inc. *	405,410	16,346,131
		702,274,063

Consumer Services 4.4%
Accel Entertainment, Inc. *	261,357	3,047,423
Adtalem Global Education, Inc. *	178,878	13,542,853
Bally's Corp. *	121,817	2,095,252
BJ's Restaurants, Inc. *	111,055	3,401,615
Bloomin' Brands, Inc.	408,241	7,144,218
Bowlero Corp., Class A (a)	174,089	1,923,683
Boyd Gaming Corp.	319,298	19,164,266
Bright Horizons Family Solutions, Inc. *	275,469	38,763,998
Brinker International, Inc. *	211,118	15,099,159
Carriage Services, Inc.	64,620	2,142,153
Cava Group, Inc. *	70,755	8,068,900
Cheesecake Factory, Inc.	223,499	8,785,746
Chegg, Inc. *	489,652	1,057,648
Choice Hotels International, Inc. (a)	113,469	14,477,510
Chuy's Holdings, Inc. *	81,751	3,041,137
Coursera, Inc. *	511,300	4,141,530
Cracker Barrel Old Country Store, Inc. (a)	105,757	4,185,862
Dave & Buster's Entertainment, Inc. *	152,233	4,770,982
Denny's Corp. *	251,277	1,643,352
Dine Brands Global, Inc.	72,894	2,304,908
Duolingo, Inc. *	175,403	37,285,416
Dutch Bros, Inc., Class A *	405,550	12,572,050
El Pollo Loco Holdings, Inc. *	119,711	1,659,194
European Wax Center, Inc., Class A *	157,806	1,088,861
Everi Holdings, Inc. *	397,512	5,187,532
First Watch Restaurant Group, Inc. *	116,729	1,927,196
Frontdoor, Inc. *	369,367	17,759,165
Global Business Travel Group I *	221,331	1,547,104
Golden Entertainment, Inc.	103,484	3,351,847
Graham Holdings Co., Class B	16,518	13,134,948
Grand Canyon Education, Inc. *	139,035	20,161,465
H&R Block, Inc.	662,278	41,928,820
Hilton Grand Vacations, Inc. *	324,825	12,531,749
Hyatt Hotels Corp., Class A	214,670	32,612,666
Jack in the Box, Inc.	91,306	4,506,864
Krispy Kreme, Inc.	404,250	4,555,898
Kura Sushi USA, Inc., Class A *(a)	26,702	1,762,065
SECURITY	NUMBER OF SHARES	VALUE ($)
Laureate Education, Inc.	635,336	9,796,881
Life Time Group Holdings, Inc. *	339,965	7,995,977
Light & Wonder, Inc. *	427,774	46,978,141
Lindblad Expeditions Holdings, Inc. *	174,551	1,731,546
Marriott Vacations Worldwide Corp.	154,675	11,445,950
Mister Car Wash, Inc. *	438,192	2,852,630
Monarch Casino & Resort, Inc.	61,931	4,701,802
OneSpaWorld Holdings Ltd.	434,517	6,895,785
Papa John's International, Inc.	156,046	7,391,899
Penn Entertainment, Inc. *	711,086	13,240,421
Perdoceo Education Corp.	309,919	6,954,582
Planet Fitness, Inc., Class A *	414,953	33,698,333
Playa Hotels & Resorts NV *	496,948	3,915,950
Portillo's, Inc., Class A *	252,211	3,104,717
RCI Hospitality Holdings, Inc.	40,563	1,849,267
Red Rock Resorts, Inc., Class A	235,621	13,731,992
Rush Street Interactive, Inc. *	342,715	3,211,240
Sabre Corp. *	1,824,354	5,564,280
Shake Shack, Inc., Class A *	178,952	17,789,618
Six Flags Entertainment Corp.	441,710	19,338,064
Strategic Education, Inc.	104,049	10,040,729
Stride, Inc. *	190,015	15,645,835
Sweetgreen, Inc., Class A *	439,847	13,903,564
Target Hospitality Corp. *	130,140	1,261,057
Texas Roadhouse, Inc.	316,990	53,492,062
Travel & Leisure Co.	339,183	15,012,240
Udemy, Inc. *	415,370	3,518,184
United Parks & Resorts, Inc. *	166,388	8,189,617
Vacasa, Inc., Class A *(a)	36,488	122,235
Wendy's Co.	788,810	13,346,665
Wingstop, Inc.	139,401	53,824,120
WW International, Inc. *	374,787	293,083
Xponential Fitness, Inc., Class A *	116,905	1,510,413
		784,723,914

Consumer Staples Distribution & Retail 0.6%
Andersons, Inc.	151,463	7,720,069
Chefs' Warehouse, Inc. *	168,551	7,219,039
Grocery Outlet Holding Corp. *	472,835	8,955,495
Ingles Markets, Inc., Class A	69,032	5,108,368
PriceSmart, Inc.	119,547	10,709,020
SpartanNash Co.	163,595	3,613,814
Sprouts Farmers Market, Inc. *	476,581	49,588,253
United Natural Foods, Inc. *	282,943	4,280,928
Weis Markets, Inc.	77,581	5,242,924
		102,437,910

Energy 4.7%
Antero Midstream Corp.	1,621,594	24,113,103
Archrock, Inc.	704,900	14,260,127
Atlas Energy Solutions, Inc.	275,490	5,810,084
Berry Corp.	329,529	2,039,785
Bristow Group, Inc. *	113,776	4,529,423
Cactus, Inc., Class A	311,793	18,557,919
California Resources Corp.	304,939	16,000,149
Centrus Energy Corp., Class A *	62,746	2,484,742
ChampionX Corp.	903,281	28,119,138
Chord Energy Corp.	295,254	43,824,551
Civitas Resources, Inc.	436,905	26,795,384
Clean Energy Fuels Corp. *	835,267	2,580,975
CNX Resources Corp. *	727,167	20,120,711
Comstock Resources, Inc. (a)	455,156	4,838,308
CONSOL Energy, Inc.	125,868	12,873,779
Core Laboratories, Inc.	223,881	4,379,112
Crescent Energy Co., Class A	715,663	8,537,860
CVR Energy, Inc.	136,992	3,482,337
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Delek U.S. Holdings, Inc.	281,536	5,748,965
Diamond Offshore Drilling, Inc. *	488,590	7,006,381
DMC Global, Inc. *	94,714	1,171,612
Dorian LPG Ltd.	162,342	6,329,715
Dril-Quip, Inc. *	161,730	2,637,816
DT Midstream, Inc.	461,195	36,245,315
Excelerate Energy, Inc., Class A	80,703	1,471,216
Expro Group Holdings NV *	432,561	8,590,661
Granite Ridge Resources, Inc.	120,490	765,112
Green Plains, Inc. *	307,182	4,352,769
Gulfport Energy Corp. *	45,907	6,659,269
Helix Energy Solutions Group, Inc. *	676,710	7,592,686
Helmerich & Payne, Inc.	468,736	15,294,856
HighPeak Energy, Inc. (a)	84,839	1,364,211
International Seaways, Inc.	180,679	9,364,593
Kinetik Holdings, Inc.	172,164	7,616,535
Kodiak Gas Services, Inc.	98,953	2,745,946
Kosmos Energy Ltd. *	2,230,835	10,864,166
Liberty Energy, Inc.	720,681	14,838,822
Magnolia Oil & Gas Corp., Class A	859,533	22,012,640
Matador Resources Co.	550,013	31,196,737
Murphy Oil Corp.	687,874	25,643,943
Nabors Industries Ltd. *	42,322	3,189,809
NextDecade Corp. *	378,779	1,765,110
Noble Corp. PLC	536,387	20,463,164
Northern Oil & Gas, Inc.	434,463	17,282,938
Oceaneering International, Inc. *	482,363	13,018,977
Par Pacific Holdings, Inc. *	251,721	5,648,619
Patterson-UTI Energy, Inc.	1,471,066	13,548,518
PBF Energy, Inc., Class A	501,380	17,077,003
Peabody Energy Corp.	503,056	11,776,541
Permian Resources Corp.	2,437,833	34,714,742
ProFrac Holding Corp., Class A *	97,374	667,012
ProPetro Holding Corp. *	389,791	3,094,941
REX American Resources Corp. *	73,188	3,319,076
Riley Exploration Permian, Inc.	30,376	865,716
RPC, Inc.	396,930	2,548,291
Sable Offshore Corp. *(a)	202,017	3,401,966
SandRidge Energy, Inc.	148,522	1,972,372
Select Water Solutions, Inc.	378,789	4,367,437
Sitio Royalties Corp., Class A	380,747	8,464,006
SM Energy Co.	545,462	24,889,431
Southwestern Energy Co. *	5,239,446	33,427,665
Talos Energy, Inc. *	745,709	8,553,282
Tellurian, Inc. *	3,952,271	3,683,121
TETRA Technologies, Inc. *	551,508	1,753,795
Tidewater, Inc. *	230,515	20,446,681
Transocean Ltd. *	3,422,024	16,220,394
Uranium Energy Corp. *	1,911,848	9,998,965
Valaris Ltd. *	295,499	18,043,169
Viper Energy, Inc.	433,957	20,656,353
Vital Energy, Inc. *	121,125	4,347,176
Weatherford International PLC	347,159	36,430,865
World Kinect Corp.	285,728	8,226,109
		846,724,697

Equity Real Estate Investment Trusts (REITs) 5.5%
Acadia Realty Trust	490,444	11,039,894
Agree Realty Corp.	476,892	34,817,885
Alexander & Baldwin, Inc.	345,934	6,846,034
Alexander's, Inc.	10,119	2,318,870
American Assets Trust, Inc.	232,617	6,338,813
American Healthcare REIT, Inc.	309,204	6,471,640
Apartment Investment & Management Co., Class A *	627,416	5,834,969
Apple Hospitality REIT, Inc.	1,070,116	15,452,475
Armada Hoffler Properties, Inc.	319,376	3,931,519
SECURITY	NUMBER OF SHARES	VALUE ($)
Brandywine Realty Trust	811,395	4,243,596
Brixmor Property Group, Inc.	1,430,621	39,184,709
Broadstone Net Lease, Inc.	895,922	16,395,373
CareTrust REIT, Inc.	674,815	20,163,472
CBL & Associates Properties, Inc.	117,438	3,100,363
Centerspace	70,441	5,268,987
Chatham Lodging Trust	229,805	1,967,131
City Office REIT, Inc.	190,641	1,120,969
Community Healthcare Trust, Inc.	115,597	2,165,132
COPT Defense Properties	534,407	15,919,985
Cousins Properties, Inc.	721,087	20,558,190
DiamondRock Hospitality Co.	1,000,735	8,796,461
Diversified Healthcare Trust (b)	1,017,511	3,540,938
Douglas Emmett, Inc.	796,107	12,737,712
Easterly Government Properties, Inc.	491,842	6,452,967
Elme Communities	419,173	7,402,595
Empire Resorts, Inc. *(a)(c)	17,021	41,796
Empire State Realty Trust, Inc., Class A	631,166	6,810,281
EPR Properties	359,329	17,057,348
Equity Commonwealth *	507,549	10,288,018
Essential Properties Realty Trust, Inc.	833,034	26,582,115
First Industrial Realty Trust, Inc.	627,360	35,590,133
Four Corners Property Trust, Inc.	434,959	12,331,088
Franklin Street Properties Corp., Class C	443,814	807,741
Getty Realty Corp.	231,741	7,364,729
Gladstone Commercial Corp.	188,042	2,875,162
Global Medical REIT, Inc.	290,507	2,704,620
Global Net Lease, Inc.	923,845	7,963,544
Highwoods Properties, Inc.	503,369	16,218,549
Hudson Pacific Properties, Inc.	601,147	3,095,907
Independence Realty Trust, Inc.	1,066,894	22,170,057
Industrial Logistics Properties Trust	279,221	1,382,144
Innovative Industrial Properties, Inc.	134,305	16,691,425
InvenTrust Properties Corp.	322,441	9,570,049
JBG SMITH Properties	394,391	6,862,403
Kilroy Realty Corp.	507,191	18,395,818
Kite Realty Group Trust	1,041,681	27,167,040
LTC Properties, Inc.	206,243	7,575,305
LXP Industrial Trust	1,400,558	14,509,781
Macerich Co.	1,026,116	16,387,073
Medical Properties Trust, Inc. (a)	2,841,707	12,787,681
National Health Investors, Inc.	206,249	16,794,856
National Storage Affiliates Trust	331,490	15,493,843
NETSTREIT Corp.	347,404	5,798,173
NexPoint Diversified Real Estate Trust	162,033	955,995
NexPoint Residential Trust, Inc.	107,739	5,096,055
Office Properties Income Trust	227,450	500,390
One Liberty Properties, Inc.	75,441	2,018,047
Orion Office REIT, Inc.	265,547	1,088,743
Outfront Media, Inc.	693,023	11,816,042
Paramount Group, Inc.	780,945	3,943,772
Park Hotels & Resorts, Inc.	1,001,169	15,297,862
Peakstone Realty Trust	169,773	2,264,772
Pebblebrook Hotel Trust	568,458	7,560,491
Phillips Edison & Co., Inc.	580,509	21,455,613
Piedmont Office Realty Trust, Inc., Class A	592,008	5,777,998
Plymouth Industrial REIT, Inc.	176,107	4,216,002
PotlatchDeltic Corp.	377,913	16,424,099
Rayonier, Inc.	650,647	20,046,434
Retail Opportunity Investments Corp.	602,408	9,210,818
RLJ Lodging Trust	725,508	6,892,326
Ryman Hospitality Properties, Inc.	284,054	29,530,254
Sabra Health Care REIT, Inc.	1,099,930	18,742,807
Safehold, Inc.	211,931	5,310,991
Saul Centers, Inc.	62,195	2,538,800
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Service Properties Trust	792,143	3,715,151
SITE Centers Corp.	213,849	12,905,787
SL Green Realty Corp.	307,767	20,509,593
STAG Industrial, Inc.	864,905	35,097,845
Summit Hotel Properties, Inc.	519,678	3,528,614
Sunstone Hotel Investors, Inc.	969,128	10,108,005
Tanger, Inc.	520,261	15,836,745
Terreno Realty Corp.	458,460	31,652,078
UMH Properties, Inc.	312,930	6,089,618
Uniti Group, Inc.	1,145,303	4,993,521
Universal Health Realty Income Trust	60,051	2,696,290
Urban Edge Properties	565,648	11,963,455
Veris Residential, Inc.	384,122	6,737,500
Vornado Realty Trust	759,439	26,101,918
Xenia Hotels & Resorts, Inc.	482,256	6,867,325
		992,879,114

Financial Services 6.9%
Affiliated Managers Group, Inc.	151,090	26,263,975
Affirm Holdings, Inc., Class A *	1,139,382	50,144,202
Alerus Financial Corp.	83,485	1,874,238
AlTi Global, Inc. *(a)	166,030	667,441
Apollo Commercial Real Estate Finance, Inc.	622,622	6,593,567
Arbor Realty Trust, Inc. (a)	897,517	12,206,231
ARMOUR Residential REIT, Inc.	231,392	4,731,966
Artisan Partners Asset Management, Inc., Class A	330,701	13,753,855
AssetMark Financial Holdings, Inc. *	104,864	3,685,970
AvidXchange Holdings, Inc. *	824,876	6,656,749
B Riley Financial, Inc. (a)	79,985	393,126
BGC Group, Inc., Class A	1,824,963	18,030,634
Blackstone Mortgage Trust, Inc., Class A (a)	823,814	15,207,606
Blue Owl Capital, Inc.	2,115,810	37,322,888
Bread Financial Holdings, Inc.	235,854	13,719,627
Brightsphere Investment Group, Inc.	138,511	3,378,283
BrightSpire Capital, Inc.	612,855	3,646,487
Cannae Holdings, Inc.	275,789	5,521,296
Cantaloupe, Inc. *	260,634	1,803,587
Cass Information Systems, Inc.	57,278	2,488,156
Chimera Investment Corp.	384,474	5,951,658
Claros Mortgage Trust, Inc.	576,750	4,614,000
Cohen & Steers, Inc.	124,206	11,099,048
Diamond Hill Investment Group, Inc.	13,078	2,066,716
Donnelley Financial Solutions, Inc. *	118,519	7,900,477
Dynex Capital, Inc.	303,078	3,818,783
Ellington Financial, Inc.	401,809	5,283,788
Enact Holdings, Inc.	141,148	5,017,811
Encore Capital Group, Inc. *	112,594	5,638,708
Enova International, Inc. *	129,163	11,073,144
Essent Group Ltd.	506,659	32,573,107
Euronet Worldwide, Inc. *	207,076	22,345,571
Evercore, Inc., Class A	168,150	41,321,181
EVERTEC, Inc.	304,872	10,441,866
Federal Agricultural Mortgage Corp., Class C	48,537	9,584,601
Federated Hermes, Inc.	381,704	13,092,447
FirstCash Holdings, Inc.	177,150	21,273,944
Flywire Corp. *	514,851	9,323,952
Forge Global Holdings, Inc. *	552,810	773,934
Franklin BSP Realty Trust, Inc.	387,159	5,273,106
Granite Point Mortgage Trust, Inc.	241,124	634,156
Green Dot Corp., Class A *	213,123	2,380,584
HA Sustainable Infrastructure Capital, Inc.	540,709	17,508,157
SECURITY	NUMBER OF SHARES	VALUE ($)
Hamilton Lane, Inc., Class A	182,301	27,862,885
Houlihan Lokey, Inc.	248,593	38,934,636
International Money Express, Inc. *	154,451	2,803,286
Invesco Mortgage Capital, Inc.	231,786	2,032,763
Jackson Financial, Inc., Class A	321,843	28,956,215
Janus Henderson Group PLC	609,719	22,931,532
KKR Real Estate Finance Trust, Inc.	274,410	3,273,711
Ladder Capital Corp.	533,037	6,588,337
Lazard, Inc., Class A	534,804	26,799,028
LendingClub Corp. *	525,837	6,388,920
LendingTree, Inc. *	52,312	3,030,434
Marqeta, Inc., Class A *	2,074,385	11,056,472
Merchants Bancorp	129,816	5,952,064
MFA Financial, Inc.	482,639	6,042,640
MGIC Investment Corp.	1,266,435	32,205,442
Moelis & Co., Class A	334,152	22,318,012
Moneylion, Inc. *	26,525	1,231,291
Mr. Cooper Group, Inc. *	306,960	28,795,918
Navient Corp.	384,324	6,506,605
NCR Atleos Corp. *	323,929	9,267,609
Nelnet, Inc., Class A	81,367	9,404,398
NerdWallet, Inc., Class A *	189,502	2,450,261
New York Mortgage Trust, Inc.	430,952	2,874,450
NewtekOne, Inc.	110,269	1,381,671
NMI Holdings, Inc., Class A *	381,390	15,663,687
OneMain Holdings, Inc.	567,766	28,053,318
Open Lending Corp., Class A *	468,011	2,695,743
Payoneer Global, Inc. *	1,198,618	8,905,732
PennyMac Financial Services, Inc.	140,508	15,174,864
PennyMac Mortgage Investment Trust	408,973	5,811,506
Piper Sandler Cos.	73,797	20,124,442
PJT Partners, Inc., Class A	105,015	12,969,353
PRA Group, Inc. *	185,890	4,334,955
PROG Holdings, Inc.	205,582	9,613,014
Radian Group, Inc.	713,772	25,802,858
Ready Capital Corp.	733,285	6,078,933
Redwood Trust, Inc.	627,080	4,746,996
Remitly Global, Inc. *	664,971	9,076,854
Repay Holdings Corp. *	356,175	3,013,241
Rithm Capital Corp.	2,291,516	27,360,701
Rocket Cos., Inc., Class A *	626,619	12,313,063
Shift4 Payments, Inc., Class A *	294,630	24,483,753
SLM Corp.	1,043,120	23,011,227
StepStone Group, Inc., Class A	247,628	13,545,252
Stifel Financial Corp.	486,259	42,858,868
StoneX Group, Inc. *	129,206	10,706,009
TPG RE Finance Trust, Inc.	286,768	2,598,118
TPG, Inc.	373,940	18,865,273
Two Harbors Investment Corp.	491,876	6,964,964
Upstart Holdings, Inc. *	357,558	15,196,215
UWM Holdings Corp.	453,145	4,259,563
Victory Capital Holdings, Inc., Class A	171,871	9,379,001
Virtu Financial, Inc., Class A	421,126	12,932,779
Virtus Investment Partners, Inc.	31,923	6,756,822
Walker & Dunlop, Inc.	160,070	17,137,094
Waterstone Financial, Inc.	92,361	1,399,269
Western Union Co.	1,608,127	19,619,149
WisdomTree, Inc.	527,263	5,346,447
World Acceptance Corp. *	16,219	1,911,409
		1,234,879,675

Food, Beverage & Tobacco 1.6%
B&G Foods, Inc.	374,030	3,168,034
Benson Hill, Inc. *	14,456	87,314
Beyond Meat, Inc. *(a)	307,181	1,867,660
Boston Beer Co., Inc., Class A *	43,409	11,795,094
BRC, Inc., Class A *(a)	203,878	903,180
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Calavo Growers, Inc.	83,091	1,912,755
Cal-Maine Foods, Inc.	193,610	13,947,664
Coca-Cola Consolidated, Inc.	22,220	29,828,128
Duckhorn Portfolio, Inc. *	200,881	1,271,577
Flowers Foods, Inc.	912,247	21,200,620
Fresh Del Monte Produce, Inc.	158,519	4,635,096
Freshpet, Inc. *	229,798	31,252,528
Hain Celestial Group, Inc. *	429,355	3,434,840
Ingredion, Inc.	311,502	41,837,834
J&J Snack Foods Corp.	73,819	12,563,256
John B Sanfilippo & Son, Inc.	43,104	4,089,276
Lancaster Colony Corp.	96,742	16,519,664
MGP Ingredients, Inc.	74,581	6,681,712
Mission Produce, Inc. *	200,035	2,144,375
National Beverage Corp.	110,717	4,999,980
Pilgrim's Pride Corp. *	190,466	8,871,906
Seaboard Corp.	1,166	3,626,691
Simply Good Foods Co. *	432,691	13,668,709
Tootsie Roll Industries, Inc.	84,561	2,513,153
TreeHouse Foods, Inc. *	228,013	9,369,054
Turning Point Brands, Inc.	82,896	3,285,997
Universal Corp.	116,038	6,300,863
Utz Brands, Inc.	322,645	5,449,474
Vector Group Ltd.	635,261	9,516,210
Vita Coco Co., Inc. *	143,617	3,751,276
Vital Farms, Inc. *	131,702	4,142,028
Westrock Coffee Co. *(a)	143,852	1,150,097
WK Kellogg Co.	312,591	5,367,187
		291,153,232

Health Care Equipment & Services 6.0%
23andMe Holding Co., Class A *	1,510,046	475,514
Acadia Healthcare Co., Inc. *	439,941	36,044,366
Accolade, Inc. *	333,627	1,447,941
AdaptHealth Corp. *	368,937	4,054,618
Addus HomeCare Corp. *	84,007	11,173,771
AirSculpt Technologies, Inc. *(a)	58,462	244,956
Alignment Healthcare, Inc. *	474,711	4,277,146
Alphatec Holdings, Inc. *	469,667	3,240,702
Amedisys, Inc. *	155,140	15,205,271
American Well Corp., Class A *	61,310	508,873
AMN Healthcare Services, Inc. *	180,357	9,564,332
AngioDynamics, Inc. *	196,180	1,463,503
Artivion, Inc. *	189,506	5,143,193
Astrana Health, Inc. *	201,592	9,634,082
AtriCure, Inc. *	228,781	5,996,350
Avanos Medical, Inc. *	217,006	5,255,885
Aveanna Healthcare Holdings, Inc. *	260,200	1,470,130
Axogen, Inc. *	207,514	2,728,809
Axonics, Inc. *	242,663	16,783,786
Bioventus, Inc., Class A *	156,438	1,572,202
BrightSpring Health Services, Inc. *	252,348	3,166,967
Brookdale Senior Living, Inc. *	916,812	6,518,533
Butterfly Network, Inc. *(a)	724,673	789,894
Castle Biosciences, Inc. *	132,866	3,942,134
Certara, Inc. *	511,961	6,271,522
Cerus Corp. *	873,403	1,973,891
Clover Health Investments Corp. *	1,658,063	4,360,706
Community Health Systems, Inc. *	593,545	3,234,820
CONMED Corp.	145,623	10,662,516
CorVel Corp. *	43,108	13,826,029
Cross Country Healthcare, Inc. *	157,550	2,350,646
Definitive Healthcare Corp. *	232,627	1,091,021
DocGo, Inc. *	423,170	1,599,583
Doximity, Inc., Class A *	580,259	21,341,926
Embecta Corp.	272,706	4,456,016
Enovis Corp. *	237,121	11,049,839
SECURITY	NUMBER OF SHARES	VALUE ($)
Ensign Group, Inc.	268,176	40,591,119
Envista Holdings Corp. *	816,487	14,909,053
Evolent Health, Inc., Class A *	552,031	17,653,951
Fractyl Health, Inc. *	33,905	118,668
Fulgent Genetics, Inc. *	95,890	2,163,278
Glaukos Corp. *	238,830	31,976,949
Globus Medical, Inc., Class A *	534,847	38,883,377
GoodRx Holdings, Inc., Class A *	379,926	3,001,415
Guardant Health, Inc. *	580,316	14,844,483
Haemonetics Corp. *	241,051	18,218,635
Health Catalyst, Inc. *	283,340	2,037,215
HealthEquity, Inc. *	412,713	32,835,446
HealthStream, Inc.	114,336	3,320,317
Hims & Hers Health, Inc. *	706,943	10,413,270
ICU Medical, Inc. *	97,335	16,092,396
Inari Medical, Inc. *	245,484	10,612,273
Innovage Holding Corp. *	96,976	616,767
Inspire Medical Systems, Inc. *	141,066	25,366,488
Integer Holdings Corp. *	159,104	20,694,657
Integra LifeSciences Holdings Corp. *	325,981	6,630,454
iRhythm Technologies, Inc. *	147,489	10,454,020
Lantheus Holdings, Inc. *	329,348	35,065,682
LeMaitre Vascular, Inc.	95,218	8,597,233
LifeStance Health Group, Inc. *	428,893	2,706,315
LivaNova PLC *	257,898	12,995,480
Merit Medical Systems, Inc. *	275,747	26,659,220
ModivCare, Inc. *	58,175	1,678,931
Multiplan Corp. *	1,293,201	303,902
National HealthCare Corp.	64,004	8,776,869
National Research Corp.	66,009	1,505,005
Neogen Corp. *	937,304	16,168,494
NeoGenomics, Inc. *	603,620	9,971,802
Nevro Corp. *	170,775	1,057,097
Novocure Ltd. *	464,258	9,025,176
OmniAb, Inc., Class A *(c)	25,234	0
OmniAb, Inc., Class B *(c)	25,234	0
Omnicell, Inc. *	218,546	9,720,926
OPKO Health, Inc. *(a)	1,877,210	3,153,713
Option Care Health, Inc. *	824,612	26,404,076
OraSure Technologies, Inc. *	346,647	1,552,979
Orchestra BioMed Holdings, Inc. *(a)	122,284	819,303
Orthofix Medical, Inc. *	179,899	3,137,439
OrthoPediatrics Corp. *	75,472	2,411,330
Outset Medical, Inc. *	238,543	126,428
Owens & Minor, Inc. *	346,530	5,385,076
PACS Group, Inc. *	100,681	3,994,015
Paragon 28, Inc. *	174,965	1,455,709
Patterson Cos., Inc.	380,108	8,548,629
Pediatrix Medical Group, Inc. *	398,172	4,324,148
Pennant Group, Inc. *	143,960	4,932,070
PetIQ, Inc. *	125,320	3,828,526
Phreesia, Inc. *	257,477	6,619,734
Premier, Inc., Class A	498,736	10,159,252
Privia Health Group, Inc. *	491,139	9,891,539
PROCEPT BioRobotics Corp. *	211,687	16,723,273
Progyny, Inc. *	391,596	9,198,590
Pulmonx Corp. *	184,531	1,350,767
QuidelOrtho Corp. *	234,326	9,900,274
RadNet, Inc. *	315,930	20,943,000
RxSight, Inc. *	116,211	6,553,138
Schrodinger, Inc. *	261,196	5,492,952
Select Medical Holdings Corp.	505,397	18,229,670
Semler Scientific, Inc. *	26,571	709,446
Senseonics Holdings, Inc. *	2,524,113	982,132
Sharecare, Inc. *	1,473,977	2,048,828
SI-BONE, Inc. *	176,919	2,940,394
Sight Sciences, Inc. *	145,320	983,816
Silk Road Medical, Inc. *	188,183	5,101,641
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Simulations Plus, Inc.	75,050	2,720,563
STAAR Surgical Co. *	233,860	7,738,427
Surgery Partners, Inc. *	346,595	11,073,710
Surmodics, Inc. *	67,045	2,656,993
Tandem Diabetes Care, Inc. *	307,553	13,378,556
Teladoc Health, Inc. *	802,100	5,751,057
Tenet Healthcare Corp. *	463,797	76,916,095
TransMedics Group, Inc. *	156,256	26,260,383
Treace Medical Concepts, Inc. *	204,632	1,262,579
TruBridge, Inc. *	69,575	867,600
U.S. Physical Therapy, Inc.	71,782	6,144,539
UFP Technologies, Inc. *	33,602	11,466,010
Varex Imaging Corp. *	194,731	2,430,243
Zimvie, Inc. *	129,101	2,238,611
		1,067,395,089

Household & Personal Products 0.9%
Beauty Health Co. *	389,326	696,894
BellRing Brands, Inc. *	619,426	34,644,496
Central Garden & Pet Co. *	44,907	1,772,479
Central Garden & Pet Co., Class A *	256,323	8,766,247
Edgewell Personal Care Co.	235,814	9,484,439
elf Beauty, Inc. *	263,594	39,483,745
Energizer Holdings, Inc.	317,808	10,296,979
Herbalife Ltd. *	471,260	3,845,482
Inter Parfums, Inc.	84,841	10,930,914
Medifast, Inc.	51,313	939,028
Nu Skin Enterprises, Inc., Class A	235,054	2,099,032
Olaplex Holdings, Inc. *	560,161	1,170,736
Spectrum Brands Holdings, Inc.	137,852	13,002,201
USANA Health Sciences, Inc. *	52,647	2,149,051
WD-40 Co.	64,457	16,941,878
		156,223,601

Insurance 2.8%
Ambac Financial Group, Inc. *	213,886	2,502,466
AMERISAFE, Inc.	90,077	4,514,659
Assured Guaranty Ltd.	245,215	19,636,817
Axis Capital Holdings Ltd.	365,308	29,180,803
Baldwin Insurance Group, Inc., Class A *	313,903	14,718,912
Brighthouse Financial, Inc. *	295,298	13,554,178
CNO Financial Group, Inc.	513,903	17,945,493
Employers Holdings, Inc.	119,342	5,722,449
Enstar Group Ltd. *	59,940	19,540,440
F&G Annuities & Life, Inc.	84,247	3,849,245
First American Financial Corp.	491,855	31,380,349
Genworth Financial, Inc., Class A *	2,078,586	14,508,530
Goosehead Insurance, Inc., Class A *	119,343	10,065,389
Hagerty, Inc., Class A *	111,401	1,330,128
Hanover Insurance Group, Inc.	170,518	25,064,441
Hippo Holdings, Inc. *	79,692	1,581,886
Horace Mann Educators Corp.	194,849	6,938,573
James River Group Holdings Ltd.	177,506	1,313,544
Kemper Corp.	287,387	17,964,561
Lemonade, Inc. *	296,069	5,486,159
Lincoln National Corp.	806,809	25,898,569
MBIA, Inc. *	210,644	825,724
Mercury General Corp.	125,487	8,311,004
Oscar Health, Inc., Class A *	715,905	13,101,062
Palomar Holdings, Inc. *	117,807	11,688,811
Primerica, Inc.	163,267	42,976,772
ProAssurance Corp. *	239,935	3,215,129
RLI Corp.	190,746	29,393,959
Ryan Specialty Holdings, Inc.	485,586	31,383,423
Safety Insurance Group, Inc.	70,624	6,253,755
SECURITY	NUMBER OF SHARES	VALUE ($)
Selective Insurance Group, Inc.	288,417	26,240,179
Selectquote, Inc. *	683,395	2,788,252
SiriusPoint Ltd. *	436,685	6,545,908
Skyward Specialty Insurance Group, Inc. *	174,985	7,151,637
Stewart Information Services Corp.	130,609	9,653,311
Trupanion, Inc. *	170,866	7,813,702
United Fire Group, Inc.	99,836	2,043,643
White Mountains Insurance Group Ltd.	11,992	22,116,126
		504,199,988

Materials 4.8%
AdvanSix, Inc.	128,332	3,793,494
Alpha Metallurgical Resources, Inc.	55,010	13,155,641
Arcadium Lithium PLC *	4,883,302	13,233,748
Arch Resources, Inc.	86,004	11,733,526
Ashland, Inc.	237,842	21,286,859
ATI, Inc. *	591,132	37,761,512
Avient Corp.	433,300	21,288,029
Balchem Corp.	153,810	27,228,984
Cabot Corp.	262,190	27,558,791
Carpenter Technology Corp.	235,224	34,053,378
Century Aluminum Co. *	244,096	3,505,219
Chemours Co.	704,424	13,694,003
Clearwater Paper Corp. *	78,722	2,619,081
Coeur Mining, Inc. *	1,901,263	11,673,755
Commercial Metals Co.	548,403	29,388,917
Compass Minerals International, Inc.	159,408	1,407,573
Danimer Scientific, Inc. *	414,985	155,785
Eagle Materials, Inc.	163,614	42,171,508
Ecovyst, Inc. *	485,534	3,486,134
Element Solutions, Inc.	1,055,754	28,230,862
Ginkgo Bioworks Holdings, Inc. *(a)	167,923	1,123,405
Graphic Packaging Holding Co.	1,458,944	43,666,194
Greif, Inc., Class A	147,858	9,244,082
Hawkins, Inc.	90,585	11,474,402
Haynes International, Inc.	60,074	3,612,850
HB Fuller Co.	258,711	22,161,184
Hecla Mining Co.	2,724,495	16,156,255
Huntsman Corp.	763,430	16,833,631
Ingevity Corp. *	160,745	6,354,250
Innospec, Inc.	118,406	13,647,476
Ivanhoe Electric, Inc. *	397,540	2,806,632
Kaiser Aluminum Corp.	75,650	5,639,708
Knife River Corp. *	268,854	21,204,515
Koppers Holdings, Inc.	100,020	3,958,792
Kronos Worldwide, Inc.	100,757	1,164,751
Louisiana-Pacific Corp.	302,627	29,369,950
LSB Industries, Inc. *	243,544	1,931,304
Materion Corp.	98,363	11,414,043
Mativ Holdings, Inc.	258,207	4,895,605
Mercer International, Inc.	207,946	1,247,676
Metallus, Inc. *	184,608	3,001,726
Minerals Technologies, Inc.	153,481	11,833,385
MP Materials Corp. *(a)	632,219	8,155,625
Myers Industries, Inc.	178,102	2,723,180
NewMarket Corp.	32,811	18,825,967
O-I Glass, Inc. *	739,127	9,379,522
Olin Corp.	566,614	24,744,033
Orion SA	277,681	5,178,751
Pactiv Evergreen, Inc.	190,049	2,242,578
Perimeter Solutions SA *	652,379	7,639,358
Piedmont Lithium, Inc. *(a)	85,146	701,603
PureCycle Technologies, Inc. *(a)	645,092	3,935,061
Quaker Chemical Corp.	65,469	11,081,938
Radius Recycling, Inc., Class A	125,533	1,900,570
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ranpak Holdings Corp. *	189,267	1,341,903
Ryerson Holding Corp.	137,999	2,762,740
Scotts Miracle-Gro Co.	199,941	14,191,812
Sensient Technologies Corp.	201,383	15,675,653
Silgan Holdings, Inc.	385,818	20,166,707
Stepan Co.	100,863	7,829,995
Summit Materials, Inc., Class A *	574,169	23,253,844
SunCoke Energy, Inc.	402,073	3,602,574
Sylvamo Corp.	166,395	13,160,181
TriMas Corp.	192,976	4,922,818
Trinseo PLC	164,158	714,087
Tronox Holdings PLC	556,025	7,745,428
U.S. Lime & Minerals, Inc.	48,869	3,994,063
U.S. Steel Corp.	1,062,446	40,277,328
Valhi, Inc.	14,205	414,928
Warrior Met Coal, Inc.	248,030	15,206,719
Worthington Steel, Inc.	144,889	5,129,071
		867,066,652

Media & Entertainment 2.3%
Advantage Solutions, Inc. *	460,385	1,781,690
Altice USA, Inc., Class A *	1,138,299	2,094,470
AMC Networks, Inc., Class A *	143,928	1,417,691
Angi, Inc. *	367,144	991,289
Atlanta Braves Holdings, Inc., Class C *	236,591	10,145,022
Bumble, Inc., Class A *	434,907	2,918,226
Cable One, Inc.	21,476	7,575,015
Cardlytics, Inc. *	230,579	901,564
Cargurus, Inc. *	371,040	10,752,739
Cars.com, Inc. *	290,778	5,187,480
Cinemark Holdings, Inc. *	506,458	13,866,820
Clear Channel Outdoor Holdings, Inc. *	1,718,257	2,577,386
EchoStar Corp., Class A *	569,867	10,565,334
Endeavor Group Holdings, Inc., Class A (a)	888,430	24,414,056
Eventbrite, Inc., Class A *	385,055	1,224,475
EW Scripps Co., Class A *	277,943	547,548
fuboTV, Inc. *	1,404,775	2,360,022
Gannett Co., Inc. *	656,344	3,472,060
Getty Images Holdings, Inc. *(a)	187,433	712,245
Gray Television, Inc.	409,014	2,085,971
Grindr, Inc. *	89,681	1,078,862
IAC, Inc. *	332,101	17,528,291
Ibotta, Inc., Class A *(a)	30,792	1,760,994
iHeartMedia, Inc., Class A *	476,200	742,872
Integral Ad Science Holding Corp. *	322,730	3,753,350
John Wiley & Sons, Inc., Class A	204,545	9,881,569
Liberty Media Corp.-Liberty Live, Class C *	314,464	12,694,912
Lions Gate Entertainment Corp., Class A *	859,752	6,680,273
Madison Square Garden Entertainment Corp. *	194,612	8,216,519
Madison Square Garden Sports Corp. *	79,340	16,586,027
Magnite, Inc. *	585,988	8,080,775
MediaAlpha, Inc., Class A *	119,485	2,126,833
New York Times Co., Class A	776,314	42,642,928
Nexstar Media Group, Inc.	147,826	25,260,507
Nextdoor Holdings, Inc. *	769,105	1,922,763
Playtika Holding Corp.	339,559	2,570,462
QuinStreet, Inc. *	248,298	4,744,975
Reddit, Inc., Class A *	140,633	8,442,199
Rumble, Inc. *(a)	375,972	2,161,839
SECURITY	NUMBER OF SHARES	VALUE ($)
Scholastic Corp.	119,913	3,822,826
Shutterstock, Inc.	114,256	4,099,505
Sinclair, Inc.	188,469	2,623,488
Skillz, Inc. *	58,977	347,964
Sphere Entertainment Co. *	127,374	5,935,628
Stagwell, Inc. *	500,064	3,595,460
System1, Inc. *	67,022	83,107
TechTarget, Inc. *	122,647	3,268,543
TEGNA, Inc.	805,695	11,183,047
Thryv Holdings, Inc. *	151,079	2,752,659
TKO Group Holdings, Inc.	279,376	33,030,624
TripAdvisor, Inc. *	515,670	7,482,372
Vimeo, Inc. *	764,838	4,091,883
Vivid Seats, Inc., Class A *	299,722	1,393,707
Warner Music Group Corp., Class A	672,644	19,244,345
WideOpenWest, Inc. *	223,855	1,235,680
Yelp, Inc. *	318,922	11,139,945
Ziff Davis, Inc. *	217,984	10,652,878
ZipRecruiter, Inc., Class A *	362,389	3,460,815
		411,912,529

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
10X Genomics, Inc., Class A *	500,585	11,688,660
2seventy bio, Inc. *	243,161	1,184,194
4D Molecular Therapeutics, Inc. *	183,565	2,755,311
89bio, Inc. *	391,058	3,715,051
Absci Corp. *(a)	395,976	1,742,294
ACADIA Pharmaceuticals, Inc. *	571,734	9,479,350
ACELYRIN, Inc. *	147,599	705,523
Aclaris Therapeutics, Inc. *	261,927	309,074
Acrivon Therapeutics, Inc. *(a)	89,309	847,542
Adaptive Biotechnologies Corp. *	541,537	2,545,224
ADMA Biologics, Inc. *	1,024,350	17,731,498
Agenus, Inc. *(a)	89,378	460,297
Agios Pharmaceuticals, Inc. *	268,603	12,331,564
Akero Therapeutics, Inc. *	326,957	8,893,230
Akoya Biosciences, Inc. *(a)	100,716	256,826
Alector, Inc. *	334,650	1,766,952
Alkermes PLC *	802,784	22,839,205
Allogene Therapeutics, Inc. *	729,864	1,919,542
Allovir, Inc. *	288,860	225,109
Alto Neuroscience, Inc. *(a)	39,426	505,047
ALX Oncology Holdings, Inc. *	129,202	299,749
Amicus Therapeutics, Inc. *	1,248,153	14,491,056
Amneal Pharmaceuticals, Inc. *	538,888	4,666,770
Amphastar Pharmaceuticals, Inc. *	181,004	8,822,135
Amylyx Pharmaceuticals, Inc. *	191,278	424,637
AnaptysBio, Inc. *	91,401	3,481,464
Anavex Life Sciences Corp. *(a)	407,078	2,450,610
ANI Pharmaceuticals, Inc. *	72,503	4,622,066
Anika Therapeutics, Inc. *	69,500	1,786,150
Apellis Pharmaceuticals, Inc. *	496,172	19,301,091
Apogee Therapeutics, Inc. *	126,516	6,473,824
Arcellx, Inc. *	167,089	11,485,698
Arcturus Therapeutics Holdings, Inc. *	116,384	2,455,702
Arcus Biosciences, Inc. *	258,872	4,431,889
Arcutis Biotherapeutics, Inc. *	498,116	5,419,502
Ardelyx, Inc. *	1,115,638	6,894,643
ArriVent Biopharma, Inc. *	50,161	1,340,804
Arrowhead Pharmaceuticals, Inc. *	591,124	14,086,485
ARS Pharmaceuticals, Inc. *	243,080	3,155,178
Arvinas, Inc. *	326,032	8,528,997
Atara Biotherapeutics, Inc. *	24,611	187,044
Atea Pharmaceuticals, Inc. *	364,225	1,402,266
Avid Bioservices, Inc. *	304,241	3,206,700
Avidity Biosciences, Inc. *	495,171	21,787,524
Axsome Therapeutics, Inc. *	185,175	16,454,650
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Azenta, Inc. *	255,033	12,629,234
Beam Therapeutics, Inc. *	321,009	8,564,520
BioCryst Pharmaceuticals, Inc. *	975,094	8,473,567
Biohaven Ltd. *	352,960	13,906,624
BioLife Solutions, Inc. *	174,201	4,508,322
Biomea Fusion, Inc. *(a)	112,778	826,663
Bioxcel Therapeutics, Inc. *	161,184	99,128
Blueprint Medicines Corp. *	297,026	28,377,864
Bridgebio Pharma, Inc. *	658,217	18,331,343
C4 Therapeutics, Inc. *	303,496	1,918,095
Cara Therapeutics, Inc. *	224,269	80,737
CareDx, Inc. *	246,366	7,570,827
Cargo Therapeutics, Inc. *	88,779	1,674,372
Caribou Biosciences, Inc. *	391,695	846,061
Cassava Sciences, Inc. *(a)	213,384	6,126,255
Catalyst Pharmaceuticals, Inc. *	534,557	10,824,779
Celldex Therapeutics, Inc. *	311,939	12,892,439
Century Therapeutics, Inc. *	212,138	373,363
CG oncology, Inc. *	100,872	3,720,159
Cogent Biosciences, Inc. *	393,570	4,226,942
Coherus Biosciences, Inc. *	463,963	644,909
Collegium Pharmaceutical, Inc. *	155,269	5,971,646
Contineum Therapeutics, Inc., Class A *(a)	32,034	624,343
Corcept Therapeutics, Inc. *	435,628	15,377,668
Crinetics Pharmaceuticals, Inc. *	326,282	17,312,523
CRISPR Therapeutics AG *	403,380	19,249,294
CryoPort, Inc. *	236,032	2,199,818
Cullinan Therapeutics, Inc. *	229,006	4,488,518
Cytek Biosciences, Inc. *	453,140	2,601,024
Cytokinetics, Inc. *	543,843	31,042,558
Day One Biopharmaceuticals, Inc. *	267,514	3,702,394
Denali Therapeutics, Inc. *	607,432	14,845,638
Design Therapeutics, Inc. *	105,440	500,840
Disc Medicine, Inc. *	83,890	4,263,290
Dynavax Technologies Corp. *	619,548	6,951,329
Dyne Therapeutics, Inc. *	344,525	15,879,157
Eagle Pharmaceuticals, Inc. *	50,820	261,215
Edgewise Therapeutics, Inc. *	331,477	6,215,194
Editas Medicine, Inc. *	386,423	1,445,222
Emergent BioSolutions, Inc. *(b)	252,288	2,096,513
Enanta Pharmaceuticals, Inc. *	96,298	1,240,318
Enliven Therapeutics, Inc. *	117,937	2,580,462
Entrada Therapeutics, Inc. *	87,140	1,542,378
Erasca, Inc. *	884,761	2,556,959
Exelixis, Inc. *	1,381,296	35,955,135
Fate Therapeutics, Inc. *	458,454	1,682,526
Fortrea Holdings, Inc. *	423,774	9,772,228
Genelux Corp. *	90,699	196,817
Generation Bio Co. *	229,691	606,384
Geron Corp. *	2,469,054	11,728,006
Gossamer Bio, Inc. *	941,987	826,876
Halozyme Therapeutics, Inc. *	604,498	38,597,197
Harmony Biosciences Holdings, Inc. *	150,399	5,411,356
Heron Therapeutics, Inc. *	714,887	1,379,732
HilleVax, Inc. *	119,386	223,252
Humacyte, Inc. *(a)	366,050	2,214,602
Ideaya Biosciences, Inc. *	393,750	15,553,125
IGM Biosciences, Inc. *(a)	72,455	738,316
ImmunityBio, Inc. *(a)	752,137	2,970,941
Immunovant, Inc. *	270,007	8,343,216
Innoviva, Inc. *	262,759	5,092,269
Insmed, Inc. *	765,454	58,534,267
Intellia Therapeutics, Inc. *	456,397	10,241,549
Intra-Cellular Therapies, Inc. *	465,590	34,118,435
Invivyd, Inc. *	258,519	219,793
Ionis Pharmaceuticals, Inc. *	692,083	32,998,517
Iovance Biotherapeutics, Inc. *	1,152,880	13,442,581
SECURITY	NUMBER OF SHARES	VALUE ($)
Ironwood Pharmaceuticals, Inc. *	668,079	3,380,480
iTeos Therapeutics, Inc. *	126,522	2,131,896
Keros Therapeutics, Inc. *	131,451	5,961,303
Kodiak Sciences, Inc. *	155,079	389,248
Krystal Biotech, Inc. *	117,956	23,015,575
Kura Oncology, Inc. *	360,773	7,597,879
Kymera Therapeutics, Inc. *	209,173	10,115,606
Kyverna Therapeutics, Inc. *(a)	69,888	561,201
Lexicon Pharmaceuticals, Inc. *(a)	855,769	1,480,480
Ligand Pharmaceuticals, Inc. *	79,771	8,439,772
Lyell Immunopharma, Inc. *	780,865	1,132,254
MacroGenics, Inc. *	294,887	1,035,053
Madrigal Pharmaceuticals, Inc. *	79,944	19,756,561
MannKind Corp. *	1,288,920	8,068,639
Maravai LifeSciences Holdings, Inc., Class A *	527,201	4,771,169
Mesa Laboratories, Inc.	24,736	3,306,956
Metagenomi, Inc. *(a)	30,464	90,478
MiMedx Group, Inc. *	547,988	3,748,238
Mind Medicine MindMed, Inc. *(a)	309,515	1,875,661
Mineralys Therapeutics, Inc. *	105,866	1,313,797
Mirum Pharmaceuticals, Inc. *	179,544	7,740,142
Monte Rosa Therapeutics, Inc. *	205,787	1,269,706
Myriad Genetics, Inc. *	428,008	12,125,467
Natera, Inc. *	547,635	64,763,315
Nektar Therapeutics *	848,924	1,086,623
Neumora Therapeutics, Inc. *	75,209	864,904
Novavax, Inc. *	662,774	8,205,142
Nurix Therapeutics, Inc. *	263,316	6,635,563
Nuvalent, Inc., Class A *	156,612	13,332,380
Nuvation Bio, Inc. *	768,379	2,474,180
Omeros Corp. *(a)	274,589	1,156,020
OmniAb, Inc. *	450,725	1,888,538
Organogenesis Holdings, Inc. *	350,761	1,010,192
Pacific Biosciences of California, Inc. *(a)	1,181,033	1,618,015
Pacira BioSciences, Inc. *	222,517	3,462,365
Perrigo Co. PLC	647,168	18,832,589
Phathom Pharmaceuticals, Inc. *(a)	162,808	2,689,588
Phibro Animal Health Corp., Class A	94,419	1,982,799
Pliant Therapeutics, Inc. *	246,258	3,272,769
PMV Pharmaceuticals, Inc. *	179,417	281,685
Poseida Therapeutics, Inc. *	320,988	918,026
Precigen, Inc. *	617,582	679,340
Prelude Therapeutics, Inc. *	78,062	405,922
Prestige Consumer Healthcare, Inc. *	237,245	17,707,967
Prime Medicine, Inc. *(a)	284,260	1,216,633
ProKidney Corp. *(a)	133,998	321,595
Protagonist Therapeutics, Inc. *	278,239	11,933,671
Prothena Corp. PLC *	186,849	4,161,127
PTC Therapeutics, Inc. *	363,692	12,845,601
Quanterix Corp. *	165,117	2,151,475
RAPT Therapeutics, Inc. *	137,819	283,218
Recursion Pharmaceuticals, Inc., Class A *(a)	984,694	7,168,572
REGENXBIO, Inc. *	214,470	2,620,823
Relay Therapeutics, Inc. *	464,732	3,155,530
Replimune Group, Inc. *	257,367	2,617,422
Revance Therapeutics, Inc. *	494,764	3,250,599
REVOLUTION Medicines, Inc. *	618,281	26,357,319
Rhythm Pharmaceuticals, Inc. *	245,139	11,592,623
Rocket Pharmaceuticals, Inc. *	328,429	6,190,887
Sage Therapeutics, Inc. *	248,959	2,098,724
Sana Biotechnology, Inc. *	513,654	3,107,607
Sangamo Therapeutics, Inc. *	843,922	715,646
Scholar Rock Holding Corp. *	249,286	2,318,360
Scilex Holding Co. *(a)(c)	280,273	241,735
Seer, Inc. *	204,051	342,806
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Seres Therapeutics, Inc. *(a)	573,254	458,947
SIGA Technologies, Inc.	188,291	1,700,268
Sotera Health Co. *	592,494	9,148,107
SpringWorks Therapeutics, Inc. *	306,061	12,765,804
Stoke Therapeutics, Inc. *	165,165	2,403,151
Summit Therapeutics, Inc. *(a)	601,022	7,801,266
Supernus Pharmaceuticals, Inc. *	260,934	9,174,439
Syndax Pharmaceuticals, Inc. *	382,189	7,853,984
Tango Therapeutics, Inc. *	242,496	2,868,728
Tarsus Pharmaceuticals, Inc. *	143,135	3,880,390
TG Therapeutics, Inc. *	637,328	14,970,835
Theravance Biopharma, Inc. *	155,206	1,280,450
Third Harmonic Bio, Inc. *	79,331	916,273
Travere Therapeutics, Inc. *	330,086	3,125,914
Twist Bioscience Corp. *	275,326	11,905,096
Tyra Biosciences, Inc. *	99,485	2,264,279
Ultragenyx Pharmaceutical, Inc. *	429,235	24,371,963
uniQure NV *	213,726	1,250,297
Vanda Pharmaceuticals, Inc. *	281,577	1,489,542
Vaxcyte, Inc. *	474,446	38,316,259
Ventyx Biosciences, Inc. *	266,660	594,652
Vera Therapeutics, Inc. *	214,817	8,124,379
Veracyte, Inc. *	363,938	11,482,244
Vericel Corp. *	229,814	11,869,893
Verve Therapeutics, Inc. *	295,140	1,977,438
Viking Therapeutics, Inc. *	523,176	33,546,045
Vir Biotechnology, Inc. *	415,622	3,433,038
Viridian Therapeutics, Inc. *	281,223	4,128,354
Xencor, Inc. *	290,492	5,080,705
Y-mAbs Therapeutics, Inc. *	141,935	2,031,090
Zentalis Pharmaceuticals, Inc. *	270,188	937,552
Zura Bio Ltd. *(a)	132,609	547,675
		1,498,936,264

Real Estate Management & Development 0.6%
Anywhere Real Estate, Inc. *	522,366	2,554,370
Compass, Inc., Class A *	1,598,471	8,200,156
Cushman & Wakefield PLC *	937,216	12,183,808
DigitalBridge Group, Inc.	722,899	9,029,009
eXp World Holdings, Inc. (a)	367,003	4,315,955
Forestar Group, Inc. *	86,144	2,665,295
FRP Holdings, Inc. *	63,203	1,872,073
Howard Hughes Holdings, Inc. *	153,164	11,520,996
Kennedy-Wilson Holdings, Inc.	552,866	6,147,870
Marcus & Millichap, Inc.	112,636	4,468,270
Newmark Group, Inc., Class A	567,775	7,852,328
Offerpad Solutions, Inc. *(a)	38,330	149,104
Opendoor Technologies, Inc. *	2,812,697	6,047,299
RE/MAX Holdings, Inc., Class A *	91,619	1,037,127
Redfin Corp. *	564,950	5,276,633
RMR Group, Inc., Class A	70,260	1,790,927
Seaport Entertainment Group, Inc. *	17,023	523,968
Seritage Growth Properties, Class A *	179,885	836,465
St. Joe Co.	168,493	10,003,429
Star Holdings *	55,555	744,437
Tejon Ranch Co. *	117,385	2,100,018
		99,319,537

Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A *	226,389	4,084,058
Aehr Test Systems *	126,403	1,922,590
Allegro MicroSystems, Inc. *	454,371	11,145,721
Alpha & Omega Semiconductor Ltd. *	109,714	4,587,142
Ambarella, Inc. *	182,209	10,877,877
Amkor Technology, Inc.	490,758	16,145,938
Axcelis Technologies, Inc. *	154,565	16,898,591
SECURITY	NUMBER OF SHARES	VALUE ($)
CEVA, Inc. *	111,265	2,663,684
Cirrus Logic, Inc. *	256,249	37,332,917
Cohu, Inc. *	222,659	5,991,754
Credo Technology Group Holding Ltd. *	612,861	21,394,977
Diodes, Inc. *	219,285	15,281,972
FormFactor, Inc. *	366,866	17,892,055
Ichor Holdings Ltd. *	158,131	4,902,061
Impinj, Inc. *	110,696	18,607,998
indie Semiconductor, Inc., Class A *	668,100	2,772,615
Kulicke & Soffa Industries, Inc.	264,191	11,574,208
MACOM Technology Solutions Holdings, Inc. *	259,825	28,380,685
MaxLinear, Inc. *	356,448	5,410,881
MKS Instruments, Inc.	300,055	35,775,558
Navitas Semiconductor Corp. *	611,937	1,848,050
Onto Innovation, Inc. *	233,838	49,858,938
PDF Solutions, Inc. *	146,142	4,610,780
Photronics, Inc. *	301,654	7,800,772
Power Integrations, Inc.	269,394	18,076,337
Rambus, Inc. *	510,909	22,847,850
Rigetti Computing, Inc. *(a)	589,292	540,027
Semtech Corp. *	305,952	13,406,817
Silicon Laboratories, Inc. *	151,753	17,963,003
SiTime Corp. *	83,371	12,060,449
SkyWater Technology, Inc. *	88,219	791,324
SMART Global Holdings, Inc. *	246,282	5,102,963
Synaptics, Inc. *	187,829	15,293,037
Ultra Clean Holdings, Inc. *	212,131	7,997,339
Veeco Instruments, Inc. *	269,719	9,572,327
		461,413,295

Software & Services 7.5%
8x8, Inc. *	585,632	1,100,988
A10 Networks, Inc.	329,675	4,539,625
ACI Worldwide, Inc. *	500,310	25,195,612
Adeia, Inc.	512,481	6,457,261
Agilysys, Inc. *	95,454	10,795,847
Alarm.com Holdings, Inc. *	238,583	14,205,232
Alkami Technology, Inc. *	217,334	7,245,916
Altair Engineering, Inc., Class A *	270,389	24,432,350
Amplitude, Inc., Class A *	361,259	3,182,692
Appfolio, Inc., Class A *	99,659	23,119,891
Appian Corp., Class A *	194,366	6,305,233
Applied Digital Corp. *(a)	366,227	1,336,729
Asana, Inc., Class A *	404,596	5,688,620
ASGN, Inc. *	217,746	20,938,455
Aurora Innovation, Inc. *	4,438,529	20,727,930
AvePoint, Inc. *	452,562	5,227,091
BigCommerce Holdings, Inc. *	319,095	1,869,897
Blackbaud, Inc. *	192,247	16,071,849
BlackLine, Inc. *	243,462	12,063,542
Blend Labs, Inc., Class A *	803,642	2,949,366
Box, Inc., Class A *	685,986	22,363,144
Braze, Inc., Class A *	268,970	12,044,477
C3.ai, Inc., Class A *(a)	459,842	10,732,712
CCC Intelligent Solutions Holdings, Inc. *	1,576,997	17,000,028
Cerence, Inc. *	198,941	656,505
Cipher Mining, Inc. *	455,283	1,598,043
Cleanspark, Inc. *	1,085,280	11,601,643
Clear Secure, Inc., Class A	413,956	12,580,123
Clearwater Analytics Holdings, Inc., Class A *	750,034	18,585,843
CommVault Systems, Inc. *	205,910	31,998,414
Confluent, Inc., Class A *	1,162,016	24,657,979
Consensus Cloud Solutions, Inc. *	83,415	2,009,467
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Core Scientific, Inc. *	748,325	7,722,714
Couchbase, Inc. *	149,959	2,942,196
CS Disco, Inc. *	113,085	625,360
Digimarc Corp. *	70,671	2,027,551
Digital Turbine, Inc. *	427,871	1,377,745
DigitalOcean Holdings, Inc. *	254,187	9,514,219
Dolby Laboratories, Inc., Class A	283,536	20,233,129
Domo, Inc., Class B *	154,775	1,156,169
DoubleVerify Holdings, Inc. *	669,726	13,193,602
Dropbox, Inc., Class A *	1,146,000	28,810,440
DXC Technology Co. *	850,116	17,571,898
E2open Parent Holdings, Inc. *	837,776	3,753,236
Enfusion, Inc., Class A *	178,196	1,477,245
Envestnet, Inc. *	237,813	14,922,766
EverCommerce, Inc. *	97,348	1,042,597
Expensify, Inc., Class A *	194,701	451,706
Fastly, Inc., Class A *	594,526	3,579,047
Freshworks, Inc., Class A *	862,700	10,076,336
Gitlab, Inc., Class A *	514,328	24,379,147
Grid Dynamics Holdings, Inc. *	262,611	3,655,545
Hackett Group, Inc.	119,829	3,175,468
HashiCorp, Inc., Class A *	686,777	23,309,211
Hut 8 Corp. *(a)	213,811	2,161,629
iLearningEngines Holdings, Inc. *(a)	285,587	396,966
Informatica, Inc., Class A *	193,367	4,816,772
Instructure Holdings, Inc. *	88,462	2,072,665
Intapp, Inc. *	191,006	8,824,477
InterDigital, Inc.	119,928	16,617,224
Jamf Holding Corp. *	282,314	5,222,809
Kaltura, Inc. *(a)	287,908	391,555
Klaviyo, Inc., Class A *	269,809	8,488,191
Kyndryl Holdings, Inc. *	1,091,214	25,850,860
LivePerson, Inc. *	442,335	544,072
LiveRamp Holdings, Inc. *	312,927	8,111,068
Marathon Digital Holdings, Inc. *	1,294,337	21,615,428
Matterport, Inc. *	1,161,533	5,261,744
MeridianLink, Inc. *	96,544	2,204,100
MicroStrategy, Inc., Class A *	748,604	99,130,142
N-able, Inc. *	334,487	4,301,503
nCino, Inc. *	293,947	8,806,652
NCR Voyix Corp. *	655,167	8,838,203
NextNav, Inc. *	251,337	1,927,755
Nutanix, Inc., Class A *	1,159,157	73,247,131
Olo, Inc., Class A *	499,573	2,622,758
ON24, Inc. *	180,811	1,166,231
OneSpan, Inc. *	160,692	2,590,355
PagerDuty, Inc. *	452,309	8,946,672
Pegasystems, Inc.	206,375	14,627,860
Perficient, Inc. *	166,582	12,521,969
PowerSchool Holdings, Inc., Class A *	274,407	6,231,783
Progress Software Corp.	205,748	11,964,246
PROS Holdings, Inc. *	205,279	4,132,266
Q2 Holdings, Inc. *	285,463	21,184,209
Qualys, Inc. *	175,353	21,948,935
Rackspace Technology, Inc. *	326,541	751,044
Rapid7, Inc. *	296,851	11,223,936
RingCentral, Inc., Class A *	389,141	12,970,070
Riot Platforms, Inc. *	1,277,654	9,620,735
Rubrik, Inc., Class A *	111,334	3,876,650
Samsara, Inc., Class A *	907,917	37,288,151
SEMrush Holdings, Inc., Class A *	145,390	1,997,659
SentinelOne, Inc., Class A *	1,354,183	31,904,551
Silvaco Group, Inc. *	28,378	438,440
Smartsheet, Inc., Class A *	652,464	31,840,243
SolarWinds Corp.	246,128	3,147,977
SoundHound AI, Inc., Class A *(a)	1,403,455	6,862,895
Sprinklr, Inc., Class A *	572,317	5,133,683
Sprout Social, Inc., Class A *	235,658	7,328,964
SECURITY	NUMBER OF SHARES	VALUE ($)
SPS Commerce, Inc. *	175,804	35,115,091
Squarespace, Inc., Class A *	246,908	11,229,376
Telos Corp. *	250,827	915,519
Tenable Holdings, Inc. *	564,548	23,304,541
Teradata Corp. *	460,475	13,003,814
Thoughtworks Holding, Inc. *	435,267	1,893,411
Tucows, Inc., Class A *	47,055	1,007,448
Unisys Corp. *	322,825	1,785,222
Varonis Systems, Inc. *	529,218	29,953,739
Verint Systems, Inc. *	294,845	9,302,360
Vertex, Inc., Class A *	230,395	8,913,983
Weave Communications, Inc. *	143,611	1,619,932
Workiva, Inc. *	229,334	17,927,039
Xperi, Inc. *	220,581	1,945,524
Yext, Inc. *	508,627	2,588,911
Zeta Global Holdings Corp., Class A *	739,253	19,523,672
Zuora, Inc., Class A *	661,446	5,814,110
		1,341,276,751

Technology Hardware & Equipment 3.5%
908 Devices, Inc. *	117,100	462,545
ADTRAN Holdings, Inc. *	334,773	1,868,033
Advanced Energy Industries, Inc.	177,965	18,880,307
Aeva Technologies, Inc. *	122,392	403,894
Arlo Technologies, Inc. *	461,559	5,418,703
Avnet, Inc.	429,393	23,693,906
Badger Meter, Inc.	139,438	28,855,300
Bel Fuse, Inc., Class B	57,715	3,914,808
Belden, Inc.	193,197	20,726,174
Benchmark Electronics, Inc.	171,320	7,282,813
Calix, Inc. *	277,957	10,351,119
Clearfield, Inc. *	57,203	2,133,672
Coherent Corp. *	629,477	49,067,732
CommScope Holding Co., Inc. *	1,001,499	3,865,786
Comtech Telecommunications Corp. *(a)	131,343	415,044
Corsair Gaming, Inc. *	204,965	1,428,606
Crane NXT Co.	230,757	13,556,974
CTS Corp.	144,354	7,109,434
Diebold Nixdorf, Inc. *	177,647	7,962,139
Digi International, Inc. *	172,758	5,089,451
ePlus, Inc. *	126,880	12,175,405
Evolv Technologies Holdings, Inc. *	400,795	1,579,132
Extreme Networks, Inc. *	618,823	9,746,462
Fabrinet *	171,537	41,794,990
FARO Technologies, Inc. *	92,965	1,673,370
Harmonic, Inc. *	550,862	7,959,956
Infinera Corp. *(a)	973,583	6,123,837
Insight Enterprises, Inc. *	131,199	28,479,367
IonQ, Inc. *(a)	839,853	6,231,709
IPG Photonics Corp. *	135,701	9,277,877
Itron, Inc. *	217,714	22,254,725
Kimball Electronics, Inc. *	117,583	2,169,406
Knowles Corp. *	427,187	7,881,600
Lightwave Logic, Inc. *(a)	567,894	1,675,287
Littelfuse, Inc.	117,461	31,972,884
Lumentum Holdings, Inc. *	321,477	18,520,290
Methode Electronics, Inc.	170,098	1,772,421
MicroVision, Inc. *(a)	977,390	926,761
Mirion Technologies, Inc. *	864,287	9,368,871
Napco Security Technologies, Inc.	138,990	6,446,356
NETGEAR, Inc. *	136,710	2,218,803
NetScout Systems, Inc. *	340,661	7,317,398
nLight, Inc. *	225,040	2,686,978
Novanta, Inc. *	170,393	31,229,629
OSI Systems, Inc. *	74,738	11,200,984
Ouster, Inc. *	181,351	1,285,779
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PAR Technology Corp. *	160,763	8,679,594
PC Connection, Inc.	54,388	3,974,675
Plexus Corp. *	130,116	16,669,161
Ribbon Communications, Inc. *	438,382	1,494,883
Rogers Corp. *	79,856	8,565,355
Sanmina Corp. *	263,385	18,273,651
ScanSource, Inc. *	118,058	6,013,875
SmartRent, Inc. *	868,357	1,476,207
TTM Technologies, Inc. *	485,199	9,437,121
Viasat, Inc. *	355,585	5,582,685
Viavi Solutions, Inc. *	1,060,171	9,128,072
Vishay Intertechnology, Inc.	594,222	11,973,573
Vontier Corp.	732,785	25,669,459
Xerox Holdings Corp.	539,387	6,111,255
		629,506,283

Telecommunication Services 0.7%
Anterix, Inc. *	86,983	3,085,287
ATN International, Inc.	49,788	1,332,327
Bandwidth, Inc., Class A *	112,307	1,927,188
Cogent Communications Holdings, Inc.	200,642	14,040,927
Consolidated Communications Holdings, Inc. *	364,266	1,664,696
Frontier Communications Parent, Inc. *	1,061,994	30,585,427
Globalstar, Inc. *	3,523,905	4,404,881
Gogo, Inc. *	288,506	2,299,393
IDT Corp., Class B	94,624	3,629,777
Iridium Communications, Inc.	577,134	14,890,057
Liberty Latin America Ltd., Class C *	748,645	7,089,668
Lumen Technologies, Inc. *	4,839,025	25,404,881
Shenandoah Telecommunications Co.	239,824	3,626,139
Telephone & Data Systems, Inc.	465,808	11,002,385
U.S. Cellular Corp. *	66,521	3,699,898
		128,682,931

Transportation 1.6%
Air Transport Services Group, Inc. *	241,730	4,075,568
Allegiant Travel Co.	68,194	2,869,603
ArcBest Corp.	111,589	11,861,911
Forward Air Corp.	150,462	4,780,178
Frontier Group Holdings, Inc. *	194,178	704,866
GXO Logistics, Inc. *	566,125	28,334,556
Hawaiian Holdings, Inc. *	248,134	4,297,681
Heartland Express, Inc.	216,597	2,681,471
Hub Group, Inc., Class A	293,312	13,823,794
JetBlue Airways Corp. *	1,608,396	8,170,652
Joby Aviation, Inc. *(a)	1,783,022	8,915,110
Kirby Corp. *	277,017	33,219,879
Landstar System, Inc.	169,961	31,028,080
Lyft, Inc., Class A *	1,689,304	19,714,178
Marten Transport Ltd.	272,259	4,750,919
Matson, Inc.	162,140	22,423,962
Proficient Auto Logistics, Inc. *	66,930	1,273,009
RXO, Inc. *	558,357	15,890,840
Ryder System, Inc.	208,292	30,252,330
Schneider National, Inc., Class B	177,323	4,807,226
SkyWest, Inc. *	191,422	14,842,862
Spirit Airlines, Inc. (a)	515,201	1,329,219
Sun Country Airlines Holdings, Inc. *	177,369	1,947,512
Universal Logistics Holdings, Inc.	32,253	1,363,334
Werner Enterprises, Inc.	301,048	11,126,734
		284,485,474

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.2%
ALLETE, Inc.	273,627	17,388,996
Altus Power, Inc. *	285,545	890,900
American States Water Co.	176,588	14,377,795
Avista Corp.	370,216	14,305,146
Black Hills Corp.	327,413	19,356,657
California Water Service Group	274,785	15,203,854
Chesapeake Utilities Corp.	105,407	12,482,297
Clearway Energy, Inc., Class C	542,649	15,715,115
Hawaiian Electric Industries, Inc. *	524,426	5,627,091
IDACORP, Inc.	240,360	24,495,088
MGE Energy, Inc.	172,023	14,915,254
Middlesex Water Co.	84,917	5,350,620
Montauk Renewables, Inc. *	297,705	1,396,237
National Fuel Gas Co.	435,711	26,038,089
New Jersey Resources Corp.	468,696	21,705,312
Northwest Natural Holding Co.	179,596	7,223,351
Northwestern Energy Group, Inc.	291,462	15,852,618
Oklo, Inc. *(a)	328,899	1,963,527
ONE Gas, Inc.	268,649	18,520,662
Ormat Technologies, Inc.	255,240	19,023,037
Otter Tail Corp.	198,666	16,797,210
Portland General Electric Co.	488,661	23,509,481
SJW Group	138,623	8,177,371
Southwest Gas Holdings, Inc.	285,799	20,783,303
Spire, Inc.	273,952	18,072,614
Sunnova Energy International, Inc. *(a)	515,114	5,722,917
TXNM Energy, Inc.	428,145	17,545,382
Unitil Corp.	77,270	4,659,381
York Water Co.	68,530	2,671,299
		389,770,604
Total Common Stocks (Cost $15,107,481,211)		17,879,628,896

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)	15,090,130	15,090,130
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)(e)	204,584,615	204,584,615
		219,674,745
Total Short-Term Investments (Cost $219,674,745)		219,674,745
Total Investments in Securities (Cost $15,327,155,956)		18,099,303,641

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/20/24	256	28,455,680	772,539

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $196,119,556.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2024 (continued)

(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2023, and/or Value at August 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/24	BALANCE OF SHARES HELD AT 8/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$38,295	($480,003 )	($1,621,267 )	$1,634,792	$—	—	$—
Tupperware Brands Corp.	—	189,973	(78,873)	(1,398,144)	1,144,237	257,710	214,758	—
						257,710

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	—	593,234	(615,287)	(1,303,019)	2,085,315	3,540,938	1,017,511	39,628

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	294,190	(20,330)	9,899	928,206	2,096,513	252,288	—

Transportation 0.0%
Daseke, Inc.	—	255,870	(1,876,445)	277,774	356,222	—	—	—
Total	$—	$1,371,562	($3,070,938 )	($4,034,757 )	$6,148,772	$5,895,161		$39,628

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,320,418,429	$—	$—	$14,320,418,429
Equity Real Estate Investment Trusts (REITs)	992,837,318	—	41,796	992,879,114
Health Care Equipment & Services	1,067,395,089	—	0 *	1,067,395,089
Pharmaceuticals, Biotechnology & Life Sciences	1,498,694,529	—	241,735	1,498,936,264
Short-Term Investments[1]	219,674,745	—	—	219,674,745
Futures Contracts[2]	772,539	—	—	772,539
Total	$18,099,792,649	$—	$283,531	$18,100,076,180

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $15,734,519) including securities on loan of $219,240		$5,895,161
Investments in securities, at value - unaffiliated issuers (cost $15,311,421,437) including securities on loan of $195,900,316		18,093,408,480
Cash		16,481
Deposit with broker for futures contracts		2,148,800
Receivables:
Fund shares sold		17,890,020
Dividends		12,927,985
Investments sold		7,534,122
Income from securities on loan		962,339
Variation margin on future contracts	+	142,293
Total assets		18,140,925,681

Liabilities
Collateral held for securities on loan		204,584,615
Payables:
Investments bought		17,579,618
Fund shares redeemed		7,667,151
Management fees	+	624,595
Total liabilities		230,455,979
Net assets		$17,910,469,702

Net Assets by Source
Capital received from investors		$17,004,411,895
Total distributable earnings	+	906,057,807
Net assets		$17,910,469,702

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$17,910,469,702		700,800,000		$25.56

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $155,137)		$210,977,112
Other Interest		134,059
Dividends received from securities - affiliated issuers		39,628
Securities on loan, net	+	11,401,881
Total investment income		222,552,680

Expenses
Management fees		6,304,237
Total expenses	–	6,304,237
Net investment income		216,248,443

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(4,082,391)
Net realized losses on sales of securities - unaffiliated issuers		(648,618,116)
Net realized gains on sales of in-kind redemptions - affiliated issuers		47,634
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		728,639,372
Net realized losses on futures contracts	+	(1,387,865)
Net realized gains		74,598,634
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		6,148,772
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,321,604,429
Net change in unrealized appreciation (depreciation) on futures contracts	+	542,780
Net change in unrealized appreciation (depreciation)	+	2,328,295,981
Net realized and unrealized gains		2,402,894,615
Increase in net assets resulting from operations		$2,619,143,058
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$216,248,443	$213,947,990
Net realized gains		74,598,634	428,404,944
Net change in unrealized appreciation (depreciation)	+	2,328,295,981	218,241,988
Increase in net assets resulting from operations		$2,619,143,058	$860,594,922

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($220,994,445 )	($203,432,945 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		118,700,000	$2,608,084,330	107,400,000	$2,230,857,833
Shares redeemed	+	(72,800,000)	(1,576,736,373)	(95,900,000)	(1,945,638,825)
Net transactions in fund shares		45,900,000	$1,031,347,957	11,500,000	$285,219,008

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		654,900,000	$14,480,973,132	643,400,000	$13,538,592,147
Total increase	+	45,900,000	3,429,496,570	11,500,000	942,380,985
End of period		700,800,000	$17,910,469,702	654,900,000	$14,480,973,132

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$24.85	$24.13	$25.89	$19.10	$17.77
Income (loss) from investment operations:
Net investment income (loss)[2]	0.96	0.91	0.84	0.76	0.62
Net realized and unrealized gains (losses)	3.30	0.68	(1.79)	6.76	1.32
Total from investment operations	4.26	1.59	(0.95)	7.52	1.94
Less distributions:
Distributions from net investment income	(0.94)	(0.87)	(0.81)	(0.73)	(0.61)
Net asset value at end of period	$28.17	$24.85	$24.13	$25.89	$19.10
Total return	17.71%	6.75%	(3.74%)	40.15%	11.46%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%[3]	0.06%[3]	0.06%	0.06%
Net investment income (loss)	3.78%	3.74%	3.31%	3.27%	3.48%
Portfolio turnover rate[4]	29%	28%	14%	46%	43%
Net assets, end of period (x 1,000,000)	$60,686	$49,611	$37,095	$27,955	$12,694

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.7%
Ford Motor Co.	92,337,581	1,033,257,532

Banks 10.4%
1st Source Corp.	398,719	24,499,289
Bank of Hawaii Corp.	942,824	62,575,229
Bank OZK	2,490,449	107,960,964
Banner Corp.	811,983	48,369,827
Cathay General Bancorp	1,714,833	75,435,504
Central Pacific Financial Corp.	642,643	17,679,109
City Holding Co.	348,969	41,436,579
Columbia Banking System, Inc.	4,935,572	124,277,703
Comerica, Inc.	3,121,266	178,255,501
CVB Financial Corp.	3,124,396	57,551,374
East West Bancorp, Inc.	3,334,314	280,315,778
Fifth Third Bancorp	16,115,013	687,949,905
First Bancshares, Inc.	652,850	22,366,641
First Commonwealth Financial Corp.	2,416,061	41,604,570
German American Bancorp, Inc.	698,109	28,001,152
Heartland Financial USA, Inc.	919,749	51,285,204
Heritage Financial Corp.	830,574	18,970,310
Huntington Bancshares, Inc.	34,266,376	512,967,649
International Bancshares Corp.	1,261,414	79,696,137
KeyCorp	22,158,559	378,025,017
Lakeland Financial Corp.	603,298	41,114,759
M&T Bank Corp.	3,930,984	676,561,656
Northwest Bancshares, Inc.	3,014,770	41,754,565
OFG Bancorp	1,114,151	51,239,805
Preferred Bank	295,039	24,443,981
Premier Financial Corp.	841,107	21,078,141
Regions Financial Corp.	21,861,314	511,991,974
S&T Bancorp, Inc.	901,418	38,733,931
Synovus Financial Corp.	3,461,408	159,640,137
U.S. Bancorp	36,838,005	1,739,858,976
Zions Bancorp NA	3,505,111	173,713,301
		6,319,354,668

Capital Goods 7.3%
Fastenal Co.	13,538,702	924,422,573
Lockheed Martin Corp.	4,802,645	2,728,382,625
MSC Industrial Direct Co., Inc., Class A	1,078,368	88,684,984
Snap-on, Inc.	1,248,731	354,314,934
Watsco, Inc.	739,989	351,805,570
		4,447,610,686

Commercial & Professional Services 2.1%
Insperity, Inc.	838,121	78,774,993
Kforce, Inc.	424,793	27,862,173
Paychex, Inc.	7,576,722	994,065,926
Robert Half, Inc.	2,464,967	154,479,482
		1,255,182,574

Consumer Discretionary Distribution & Retail 5.5%
Best Buy Co., Inc.	4,535,563	455,370,525
Buckle, Inc.	692,951	29,034,647
Dick's Sporting Goods, Inc.	1,376,353	326,140,607
Guess?, Inc.	650,357	13,475,397
SECURITY	NUMBER OF SHARES	VALUE ($)
Home Depot, Inc.	6,765,394	2,493,047,689
		3,317,068,865

Consumer Durables & Apparel 0.8%
Carter's, Inc.	871,005	57,399,229
Ethan Allen Interiors, Inc.	543,408	17,106,484
Leggett & Platt, Inc.	3,150,590	39,823,458
Oxford Industries, Inc.	347,712	30,243,990
Tapestry, Inc.	5,426,649	222,329,809
Whirlpool Corp.	1,299,745	130,351,426
		497,254,396

Consumer Services 1.5%
Cracker Barrel Old Country Store, Inc. (a)	521,390	20,636,616
Darden Restaurants, Inc.	2,825,190	446,803,798
H&R Block, Inc.	3,300,980	208,985,044
Vail Resorts, Inc.	898,270	163,215,659
Wendy's Co.	3,958,727	66,981,661
		906,622,778

Energy 11.9%
APA Corp.	8,545,998	243,475,483
Chevron Corp.	14,416,958	2,132,988,936
Coterra Energy, Inc.	17,796,453	432,987,702
EOG Resources, Inc.	13,796,994	1,777,328,767
HF Sinclair Corp.	3,690,809	181,366,354
ONEOK, Inc.	13,782,825	1,272,981,717
Valero Energy Corp.	8,054,927	1,181,899,439
		7,223,028,398

Financial Services 6.0%
Artisan Partners Asset Management, Inc., Class A	1,624,147	67,548,274
BlackRock, Inc.	2,832,280	2,554,178,427
Cohen & Steers, Inc.	603,542	53,932,513
Janus Henderson Group PLC	3,136,261	117,954,776
Radian Group, Inc.	3,619,029	130,827,898
T. Rowe Price Group, Inc.	5,297,346	561,730,570
Virtus Investment Partners, Inc.	160,180	33,903,699
Western Union Co.	8,300,951	101,271,602
		3,621,347,759

Food, Beverage & Tobacco 12.7%
Altria Group, Inc.	41,722,508	2,243,419,255
Coca-Cola Co.	34,955,269	2,533,208,345
Hershey Co.	3,546,183	684,626,090
PepsiCo, Inc.	12,878,782	2,226,483,832
		7,687,737,522

Household & Personal Products 1.9%
Kimberly-Clark Corp.	7,970,458	1,153,006,454

Insurance 1.9%
AMERISAFE, Inc.	453,544	22,731,625
Cincinnati Financial Corp.	3,714,530	509,002,046
Fidelity National Financial, Inc.	6,117,149	360,667,105
Unum Group	4,302,089	238,722,919
		1,131,123,695

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 3.1%
Amcor PLC	34,195,981	391,202,023
CF Industries Holdings, Inc.	4,520,298	375,591,561
Huntsman Corp.	3,834,097	84,541,839
LyondellBasell Industries NV, Class A	6,055,866	597,713,974
Packaging Corp. of America	2,104,573	440,992,226
		1,890,041,623

Media & Entertainment 0.7%
Interpublic Group of Cos., Inc.	9,061,660	295,500,733
Nexstar Media Group, Inc.	762,965	130,375,459
		425,876,192

Pharmaceuticals, Biotechnology & Life Sciences 16.0%
AbbVie, Inc.	13,505,431	2,651,251,160
Amgen, Inc.	7,268,980	2,426,603,593
Bristol-Myers Squibb Co.	48,141,228	2,404,654,339
Pfizer, Inc.	75,612,220	2,193,510,502
		9,676,019,594

Semiconductors & Semiconductor Equipment 4.7%
Skyworks Solutions, Inc.	3,790,849	415,439,142
Texas Instruments, Inc.	11,395,044	2,442,413,731
		2,857,852,873

Technology Hardware & Equipment 4.0%
Cisco Systems, Inc.	48,551,511	2,453,793,366

Telecommunication Services 3.7%
Verizon Communications, Inc.	54,034,835	2,257,575,406

Transportation 3.9%
CH Robinson Worldwide, Inc.	2,759,882	285,675,386
United Parcel Service, Inc., Class B	16,241,481	2,087,842,382
		2,373,517,768

Utilities 0.0%
Clearway Energy, Inc., Class A	815,029	21,899,829
Total Common Stocks (Cost $53,807,332,755)		60,549,171,978

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (b)	50,066,265	50,066,265
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (b)(c)	1,503,675	1,503,675
		51,569,940
Total Short-Term Investments (Cost $51,569,940)		51,569,940
Total Investments in Securities (Cost $53,858,902,695)		60,600,741,918

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones Industrial Average Index, e-mini, expires 09/20/24	514	107,048,210	1,937,569
S&P 400 Mid-Cap Index, e-mini, expires 09/20/24	87	26,953,470	506,454
			2,444,023

(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,460,502.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$60,549,171,978	$—	$—	$60,549,171,978
Short-Term Investments[1]	51,569,940	—	—	51,569,940
Futures Contracts[2]	2,444,023	—	—	2,444,023
Total	$60,603,185,941	$—	$—	$60,603,185,941

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $53,858,902,695) including securities on loan of $1,460,502		$60,600,741,918
Deposit with broker for futures contracts		10,836,000
Receivables:
Dividends		167,050,305
Fund shares sold		67,607,717
Variation margin on future contracts		1,217,893
Income from securities on loan	+	829
Total assets		60,847,454,662

Liabilities
Collateral held for securities on loan		1,503,675
Payables:
Investments bought		156,424,199
Management fees	+	3,154,161
Total liabilities		161,082,035
Net assets		$60,686,372,627

Net Assets by Source
Capital received from investors		$57,268,242,307
Total distributable earnings	+	3,418,130,320
Net assets		$60,686,372,627

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$60,686,372,627		2,154,300,000		$28.17

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $87,033)		$2,028,589,600
Other Interest		461,922
Securities on loan, net	+	34,466
Total investment income		2,029,085,988

Expenses
Management fees		31,893,383
Total expenses	–	31,893,383
Net investment income		1,997,192,605

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(1,365,292,100)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		4,091,282,920
Net realized gains on futures contracts	+	16,008,429
Net realized gains		2,741,999,249
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		4,153,701,924
Net change in unrealized appreciation (depreciation) on futures contracts	+	3,288,382
Net change in unrealized appreciation (depreciation)	+	4,156,990,306
Net realized and unrealized gains		6,898,989,555
Increase in net assets resulting from operations		$8,896,182,160
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$1,997,192,605	$1,670,280,849
Net realized gains (losses)		2,741,999,249	(821,924,036)
Net change in unrealized appreciation (depreciation)	+	4,156,990,306	1,886,026,597
Increase in net assets resulting from operations		$8,896,182,160	$2,734,383,410

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,944,153,725 )	($1,545,094,465 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		637,050,000	$16,586,860,072	550,350,000	$13,551,421,768
Shares redeemed	+	(479,550,000)	(12,463,020,290)	(91,050,000)	(2,224,717,829)
Net transactions in fund shares		157,500,000	$4,123,839,782	459,300,000	$11,326,703,939

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,996,800,000	$49,610,504,410	1,537,500,000	$37,094,511,526
Total increase	+	157,500,000	11,075,868,217	459,300,000	12,515,992,884
End of period		2,154,300,000	$60,686,372,627	1,996,800,000	$49,610,504,410

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. REIT ETF	Schwab Fundamental U.S. Small Company ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab Ultra-Short Income ETF	Schwab Crypto Thematic ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S.Broad Stock Market Index.
The Schwab 1000 Index ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index® .
The Schwab U.S. Large-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large- Cap Total Stock Market Index.
The Schwab U.S. Large-Cap Growth ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index.
The Schwab U.S. Large-Cap Value ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index.
The Schwab U.S. Mid-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid- Cap Total Stock Market Index.
The Schwab U.S. Small-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small- Cap Total Stock Market Index.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

1. Business Structure of the Funds (continued):
The Schwab U.S. Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100™ Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
As of August 31, 2024, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2024 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operation.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index, which may include real estate investment trusts, during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to an index may occur from time to time and may not be identified by the index provided for a period of time.  In addition, market disruptions could cause delays in an index’s rebalancing schedule.  Such errors and/or market disruptions may result in losses for a fund.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Non-Diversification Risk.
With respect to certain funds, to the extent that a fund becomes non-diversified as necessary to approximate the composition of its index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach, they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, market risk, liquidity risk and leverage risk are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on a fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. BROAD MARKET ETF	SCHWAB 1000 INDEX ETF	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHWAB U.S. LARGE-CAP VALUE ETF	SCHWAB U.S. MID-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Target Payout	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2020 Index Fund	0.2%	0.0%*	— %
Schwab Target 2025 Index Fund	0.4%	0.1%	— %
Schwab Target 2030 Index Fund	1.0%	0.2%	— %
Schwab Target 2035 Index Fund	0.9%	0.2%	— %
Schwab Target 2040 Index Fund	1.1%	0.3%	— %
Schwab Target 2045 Index Fund	0.8%	0.2%	— %
Schwab Target 2050 Index Fund	1.0%	0.3%	— %
Schwab Target 2055 Index Fund	0.7%	0.2%	— %
Schwab Target 2060 Index Fund	0.8%	0.3%	— %
Schwab Target 2065 Index Fund	0.2%	0.1%	— %
Schwab VIT Balanced Portfolio	0.0%*	0.0%*	— %
Schwab VIT Balanced with Growth Portfolio	0.1%	0.0%*	— %
Schwab VIT Growth Portfolio	0.1%	0.1%	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab U.S. Broad Market ETF	$81,461,598	$97,169,158	($72,514,196 )
Schwab 1000 Index ETF	25,258,766	19,915,957	(8,874,672)
Schwab U.S. Large-Cap ETF	221,522,882	239,087,758	(162,076,627)
Schwab U.S. Large-Cap Growth ETF	305,769,585	299,717,323	(48,750,054)
Schwab U.S. Large-Cap Value ETF	234,453,123	274,013,221	(18,974,646)
Schwab U.S. Mid-Cap ETF	102,648,939	263,117,795	(141,542,091)
Schwab U.S. Small-Cap ETF	280,615,219	477,465,531	(127,714,661)
Schwab U.S. Dividend Equity ETF	184,048,025	224,596,774	(41,563,290)

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

7. Derivatives (continued):
As of August 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$943,200	$943,200
Schwab 1000 Index ETF
Futures Contracts[1]	121,522	121,522
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	1,563,554	1,563,554
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	544,704	544,704
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	789,079	789,079
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	282,664	282,664
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	772,539	772,539
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	2,444,023	2,444,023

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$7,423,420	$7,423,420
Schwab 1000 Index ETF
Futures Contracts[1]	786,726	786,726
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	8,941,817	8,941,817
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	6,538,139	6,538,139
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	2,069,561	2,069,561
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	791,336	791,336
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(1,387,865)	(1,387,865)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	16,008,429	16,008,429

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

7. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$767,224	$767,224
Schwab 1000 Index ETF
Futures Contracts[1]	97,295	97,295
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	1,283,180	1,283,180
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	(98,082)	(98,082)
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	743,972	743,972
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	271,164	271,164
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	542,780	542,780
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	3,288,382	3,288,382

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. Broad Market ETF	$37,031,321	148
Schwab 1000 Index ETF	4,278,476	17
Schwab U.S. Large-Cap ETF	56,404,390	225
Schwab U.S. Large-Cap Growth ETF	19,239,310	109
Schwab U.S. Large-Cap Value ETF	19,112,088	202
Schwab U.S. Mid-Cap ETF	17,786,278	63
Schwab U.S. Small-Cap ETF	26,624,482	267
Schwab U.S. Dividend Equity ETF	123,076,083	608

8. Purchases and Sales of Investment Securities:
For the period ended August 31, 2024, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$962,914,140	$736,575,379
Schwab 1000 Index ETF	132,976,339	114,192,893
Schwab U.S. Large-Cap ETF	1,397,195,455	1,142,658,224
Schwab U.S. Large-Cap Growth ETF	1,047,851,182	857,884,938
Schwab U.S. Large-Cap Value ETF	676,793,223	620,911,152
Schwab U.S. Mid-Cap ETF	1,576,377,942	1,420,235,270
Schwab U.S. Small-Cap ETF	2,185,000,216	1,768,673,548
Schwab U.S. Dividend Equity ETF	15,377,312,830	15,435,704,835
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

 9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2024, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$1,393,754,095	$118,127,025
Schwab 1000 Index ETF	308,857,884	265,377,535
Schwab U.S. Large-Cap ETF	3,470,860,701	1,384,705,549
Schwab U.S. Large-Cap Growth ETF	5,343,880,177	594,973,611
Schwab U.S. Large-Cap Value ETF	618,767,695	506,871,801
Schwab U.S. Mid-Cap ETF	1,142,600,885	1,039,408,834
Schwab U.S. Small-Cap ETF	2,539,973,970	1,535,358,256
Schwab U.S. Dividend Equity ETF	16,060,190,623	11,701,492,876
For the period ended August 31, 2024, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2024 are disclosed in the funds’ Statements of Operations, if any.

10. Federal Income Taxes:
As of August 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. Broad Market ETF	$16,450,525,423	$15,325,938,114	($1,124,808,971 )	$14,201,129,143
Schwab 1000 Index ETF	2,463,873,376	1,399,282,887	(130,566,643)	1,268,716,244
Schwab U.S. Large-Cap ETF	26,005,334,670	20,352,696,678	(1,432,172,261)	18,920,524,417
Schwab U.S. Large-Cap Growth ETF	17,457,034,419	14,786,764,025	(512,835,717)	14,273,928,308
Schwab U.S. Large-Cap Value ETF	8,596,390,886	3,610,505,961	(532,835,796)	3,077,670,165
Schwab U.S. Mid-Cap ETF	9,074,007,619	3,361,011,131	(877,240,138)	2,483,770,993
Schwab U.S. Small-Cap ETF	15,795,216,266	5,223,099,634	(2,918,239,720)	2,304,859,914
Schwab U.S. Dividend Equity ETF	54,243,002,088	8,099,429,152	(1,739,245,299)	6,360,183,853
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation on investments in PFICs and the realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

10. Federal Income Taxes (continued):
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab U.S. Broad Market ETF	$74,873,557	$14,201,129,143	($453,817,313 )	$13,822,185,387
Schwab 1000 Index ETF	8,285,165	1,268,716,244	(70,027,522)	1,206,973,887
Schwab U.S. Large-Cap ETF	100,985,468	18,920,524,417	(849,312,873)	18,172,197,012
Schwab U.S. Large-Cap Growth ETF	21,112,114	14,273,928,308	(794,948,339)	13,500,092,083
Schwab U.S. Large-Cap Value ETF	47,343,548	3,077,670,165	(529,574,334)	2,595,439,379
Schwab U.S. Mid-Cap ETF	34,123,823	2,483,770,993	(1,221,780,959)	1,296,113,857
Schwab U.S. Small-Cap ETF	87,734,958	2,304,859,914	(1,486,537,065)	906,057,807
Schwab U.S. Dividend Equity ETF	374,418,983	6,360,183,853	(3,316,472,516)	3,418,130,320
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab U.S. Broad Market ETF	$453,817,313
Schwab 1000 Index ETF	70,027,522
Schwab U.S. Large-Cap ETF	849,312,873
Schwab U.S. Large-Cap Growth ETF	794,948,339
Schwab U.S. Large-Cap Value ETF	529,574,334
Schwab U.S. Mid-Cap ETF	1,221,780,959
Schwab U.S. Small-Cap ETF	1,486,537,065
Schwab U.S. Dividend Equity ETF	3,316,472,516
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab U.S. Broad Market ETF	$365,831,010	$337,594,345
Schwab 1000 Index ETF	45,190,885	38,671,065
Schwab U.S. Large-Cap ETF	532,106,595	491,587,390
Schwab U.S. Large-Cap Growth ETF	116,945,705	83,274,425
Schwab U.S. Large-Cap Value ETF	252,582,670	245,578,070
Schwab U.S. Mid-Cap ETF	158,269,360	160,033,135
Schwab U.S. Small-Cap ETF	220,994,445	203,432,945
Schwab U.S. Dividend Equity ETF	1,944,153,725	1,545,094,465
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

10. Federal Income Taxes (continued):
As of August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2024, the funds did not incur any interest or penalties.

11. Share Splits:
Effective September 25, 2024, the Board authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab U.S. Broad Market ETF	3-for-1
Schwab 1000 Index ETF	2-for-1
Schwab U.S. Large-Cap ETF	3-for-1
Schwab U.S. Large-Cap Growth ETF	4-for-1
Schwab U.S. Large-Cap Value ETF	3-for-1
Schwab U.S. Mid-Cap ETF	3-for-1
Schwab U.S. Small-Cap ETF	2-for-1
Schwab U.S. Dividend Equity ETF	3-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights, Statement of Assets and Liabilities and Statement of Changes in Net Assets for the funds have been retroactively adjusted for the period ended August 31, 2024 and all prior periods to reflect the above share splits.

12. Subsequent Events:
Other than the planned changes for the share splits discussed in Note 11,management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF (the “Funds”), eight of the funds constituting Schwab Strategic Trust, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 17, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2023, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab U.S. Large-Cap Value ETF and Schwab U.S. Mid-Cap ETF had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that each Fund’s performance peer group included actively managed peers and concluded that other factors relevant to performance supported renewal of the Agreement with respect to each Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with each Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund, supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

MFR57932-14
00303680

Annual Holdings and Financial Statements | August 31, 2024
Schwab High Yield Bond ETF

    Ticker Symbol SCYB

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
1

Schwab High Yield Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24[1]	7/11/23[2]– 8/31/23[1]
Per-Share Data
Net asset value at beginning of period	$25.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[3]	2.01	0.28
Net realized and unrealized gains (losses)	0.89	0.23
Total from investment operations	2.90	0.51
Less distributions:
Distributions from net investment income	(1.96)	—
Net asset value at end of period	$26.45	$25.51
Total return	11.95%	2.04%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.10%[6]
Net investment income (loss)	7.87%	7.88%[6]
Portfolio turnover rate[7]	24%	1%[4]
Net assets, end of period (x 1,000)	$439,148	$45,918

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2024, is a blended ratio.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective.Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.2% OF NET ASSETS

Financial Institutions 11.3%
Banking 0.9%
Ally Financial, Inc.
5.75%, 11/20/25 (a)	236,000	236,703
6.70%, 02/14/33 (a)	288,000	296,721
Dresdner Funding Trust I
8.15%, 06/30/31 (a)(b)	100,000	110,210
Intesa Sanpaolo SpA
5.71%, 01/15/26 (b)	235,000	235,865
4.20%, 06/01/32 (a)(b)(c)	475,000	416,094
4.95%, 06/01/42 (a)(b)(c)	200,000	157,636
Popular, Inc.
7.25%, 03/13/28 (a)	185,000	193,953
Synchrony Financial
7.25%, 02/02/33 (a)	474,000	489,115
Texas Capital Bancshares, Inc.
4.00%, 05/06/31 (a)(c)	95,000	88,494
UniCredit SpA
5.86%, 06/19/32 (a)(b)(c)	404,000	403,287
7.30%, 04/02/34 (a)(b)(c)	415,000	436,576
5.46%, 06/30/35 (a)(b)(c)	500,000	488,551
Valley National Bancorp
3.00%, 06/15/31 (a)(c)	374,000	304,815
Western Alliance Bancorp
3.00%, 06/15/31 (a)(c)	180,000	163,224
		4,021,244
Brokerage/Asset Managers/Exchanges 0.8%
AG Issuer LLC
6.25%, 03/01/28 (a)(b)	186,000	181,819
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)(b)	199,000	206,444
Aretec Group, Inc.
7.50%, 04/01/29 (a)(b)	148,000	140,597
10.00%, 08/15/30 (a)(b)	235,000	253,981
Armor Holdco, Inc.
8.50%, 11/15/29 (a)(b)	146,000	140,529
Brightsphere Investment Group, Inc.
4.80%, 07/27/26	55,000	53,673
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(b)	381,000	334,740
3.63%, 10/01/31 (a)(b)	265,000	218,584
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (a)(b)	403,000	391,229
Hightower Holding LLC
6.75%, 04/15/29 (a)(b)	100,000	95,959
9.13%, 01/31/30 (a)(b)	155,000	160,612
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(b)	217,000	205,274
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)(b)	346,000	330,509
7.13%, 04/30/31 (a)(b)	200,000	210,211
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (a)(b)	341,000	324,343
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Osaic Holdings, Inc.
10.75%, 08/01/27 (a)(b)	130,000	133,909
StoneX Group, Inc.
7.88%, 03/01/31 (a)(b)	105,000	110,497
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/31 (a)(b)	189,000	196,402
		3,689,312
Finance Companies 3.7%
Bread Financial Holdings, Inc.
9.75%, 03/15/29 (a)(b)	256,000	276,420
Castlelake Aviation Finance DAC
5.00%, 04/15/27 (a)(b)	205,000	200,769
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(b)	95,000	75,021
Enova International, Inc.
11.25%, 12/15/28 (a)(b)	170,000	183,014
Finance of America Funding LLC
7.88%, 11/15/25 (a)(b)	110,000	86,540
FirstCash, Inc.
4.63%, 09/01/28 (a)(b)	191,000	183,158
5.63%, 01/01/30 (a)(b)	185,000	182,909
6.88%, 03/01/32 (a)(b)	184,000	189,256
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/28 (a)(b)	548,000	544,961
7.00%, 05/01/31 (a)(b)	100,000	104,888
7.00%, 06/15/32 (a)(b)	362,000	378,951
Freedom Mortgage Corp.
7.63%, 05/01/26 (a)(b)	164,000	164,831
6.63%, 01/15/27 (a)(b)	154,000	152,271
12.00%, 10/01/28 (a)(b)	258,000	281,117
12.25%, 10/01/30 (a)(b)	174,000	193,232
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)(b)	370,000	379,373
9.13%, 05/15/31 (a)(b)	259,000	261,185
GGAM Finance Ltd.
7.75%, 05/15/26 (a)(b)	201,000	206,975
8.00%, 02/15/27 (a)(b)	297,000	309,826
8.00%, 06/15/28 (a)(b)	188,000	201,078
goeasy Ltd.
4.38%, 05/01/26 (a)(b)	115,000	112,927
9.25%, 12/01/28 (a)(b)	322,000	346,560
LD Holdings Group LLC
8.75%, 11/01/27 (a)(b)	128,000	119,378
6.13%, 04/01/28 (a)(b)	213,000	180,156
LFS Topco LLC
5.88%, 10/15/26 (a)(b)	97,000	90,609
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/28 (a)(b)	316,000	335,113
8.13%, 03/30/29 (a)(b)	268,000	285,213
6.50%, 03/26/31 (a)(b)	100,000	105,509
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)(b)	393,000	377,574
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26 (a)(b)	181,000	179,041
6.00%, 01/15/27 (a)(b)	225,000	224,810
5.50%, 08/15/28 (a)(b)	297,000	291,919
5.13%, 12/15/30 (a)(b)	367,000	348,707
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
3

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 11/15/31 (a)(b)	219,000	212,938
7.13%, 02/01/32 (a)(b)	166,000	172,110
Navient Corp.
6.75%, 06/15/26	242,000	246,533
5.00%, 03/15/27 (a)	258,000	253,550
4.88%, 03/15/28 (a)	207,000	197,201
5.50%, 03/15/29 (a)	215,000	204,372
11.50%, 03/15/31 (a)	369,000	414,552
5.63%, 08/01/33	242,000	208,951
OneMain Finance Corp.
7.13%, 03/15/26	476,000	485,424
3.50%, 01/15/27 (a)	254,000	241,029
6.63%, 01/15/28 (a)	264,000	269,320
3.88%, 09/15/28 (a)	192,000	177,003
9.00%, 01/15/29 (a)	282,000	299,999
5.38%, 11/15/29 (a)	242,000	232,941
7.88%, 03/15/30 (a)	219,000	229,235
4.00%, 09/15/30 (a)	438,000	388,003
7.50%, 05/15/31 (a)	290,000	299,556
7.13%, 11/15/31 (a)	275,000	277,940
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 02/01/27 (a)(b)	273,000	270,355
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)(b)	248,000	247,387
4.25%, 02/15/29 (a)(b)	130,000	122,902
7.88%, 12/15/29 (a)(b)	253,000	268,732
7.13%, 11/15/30 (a)(b)	228,000	231,823
5.75%, 09/15/31 (a)(b)	192,000	185,308
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(b)	220,000	215,079
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26 (a)(b)	195,000	185,639
3.63%, 03/01/29 (a)(b)	288,000	267,606
3.88%, 03/01/31 (a)(b)	453,000	413,562
4.00%, 10/15/33 (a)(b)	358,000	315,950
SLM Corp.
4.20%, 10/29/25 (a)	168,000	166,569
3.13%, 11/02/26 (a)	177,000	169,320
United Wholesale Mortgage LLC
5.50%, 11/15/25 (a)(b)	266,000	265,856
5.75%, 06/15/27 (a)(b)	190,000	189,441
5.50%, 04/15/29 (a)(b)	255,000	248,892
		16,128,369
Financial Other 1.2%
Burford Capital Global Finance LLC
6.88%, 04/15/30 (a)(b)	285,000	282,776
9.25%, 07/01/31 (a)(b)	289,000	309,353
Credit Acceptance Corp.
6.63%, 03/15/26 (a)	321,000	320,845
9.25%, 12/15/28 (a)(b)	105,000	113,004
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)(b)	298,000	317,594
Five Point Operating Co. LP/Five Point Capital Corp.
10.50%, 01/15/28 (a)(b)(d)	197,989	203,691
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(b)	130,000	138,735
Howard Hughes Corp.
5.38%, 08/01/28 (a)(b)	160,000	155,737
4.38%, 02/01/31 (a)(b)	265,000	237,757
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (a)	501,000	498,612
5.25%, 05/15/27 (a)	360,000	348,231
9.75%, 01/15/29 (a)(b)	354,000	372,217
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/01/29 (a)	357,000	313,569
9.00%, 06/15/30 (a)(b)	197,000	199,479
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)(b)	115,000	114,823
Kennedy-Wilson, Inc.
4.75%, 03/01/29 (a)	251,000	226,844
4.75%, 02/01/30 (a)	176,000	155,465
5.00%, 03/01/31 (a)	251,000	218,560
PHH Mortgage Corp.
7.88%, 03/15/26 (a)(b)	62,000	61,133
PRA Group, Inc.
8.38%, 02/01/28 (a)(b)	75,000	76,605
5.00%, 10/01/29 (a)(b)	152,000	137,231
8.88%, 01/31/30 (a)(b)	277,000	286,652
		5,088,913
Insurance 2.6%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29 (a)(b)	341,000	351,308
4.25%, 02/15/29 (a)(b)	100,000	93,762
8.50%, 06/15/29 (a)(b)	100,000	103,919
6.00%, 08/01/29 (a)(b)	215,000	205,523
7.50%, 11/06/30 (a)(b)	515,000	529,017
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(b)	305,000	294,237
6.75%, 10/15/27 (a)(b)	457,000	455,375
6.75%, 04/15/28 (a)(b)	441,000	449,605
5.88%, 11/01/29 (a)(b)	285,000	278,213
7.00%, 01/15/31 (a)(b)	297,000	307,247
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(b)	267,000	273,928
4.88%, 06/30/29 (a)(b)	324,000	309,816
Ardonagh Finco Ltd.
7.75%, 02/15/31 (a)(b)	388,000	400,830
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(b)	295,000	305,800
AssuredPartners, Inc.
5.63%, 01/15/29 (a)(b)	168,000	161,119
7.50%, 02/15/32 (a)(b)	185,000	188,851
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/31 (a)(b)	288,000	301,585
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)(b)	285,000	271,522
Constellation Insurance, Inc.
6.80%, 01/24/30 (a)(b)(d)	289,000	288,073
Genworth Holdings, Inc.
6.50%, 06/15/34	128,000	127,456
Global Atlantic Fin Co.
4.70%, 10/15/51 (a)(b)(c)	366,000	344,067
7.95%, 10/15/54 (a)(b)(c)	150,000	153,817
GTCR AP Finance, Inc.
8.00%, 05/15/27 (a)(b)	164,000	164,839
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (a)(b)	235,000	242,031
8.13%, 02/15/32 (a)(b)	266,000	272,007
HUB International Ltd.
5.63%, 12/01/29 (a)(b)	335,000	328,691
7.25%, 06/15/30 (a)(b)	954,000	997,085
7.38%, 01/31/32 (a)(b)	675,000	700,219
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(b)	205,000	218,189
10.50%, 12/15/30 (a)(b)	157,000	170,775
See financial notes
4
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (b)	135,000	146,693
4.13%, 12/15/51 (a)(b)(c)	309,000	290,125
4.30%, 02/01/61 (a)(b)	151,000	99,137
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(b)	267,000	257,104
3.88%, 11/15/30 (a)(b)	210,000	193,256
3.88%, 05/15/32 (a)(b)	431,000	387,074
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)(b)	590,000	615,017
Ryan Specialty LLC
4.38%, 02/01/30 (a)(b)	135,000	129,502
USI, Inc.
7.50%, 01/15/32 (a)(b)	100,000	104,876
		11,511,690
REITs 2.1%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(b)	175,000	155,323
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (a)(b)	190,000	178,084
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	306,000	288,115
8.05%, 03/15/28 (a)(d)	100,000	106,489
8.88%, 04/12/29 (a)	110,000	119,641
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/26 (a)(b)	160,000	159,747
4.50%, 04/01/27 (a)(b)	125,000	120,631
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 06/30/28 (a)(b)	165,000	155,364
Diversified Healthcare Trust
4.75%, 02/15/28 (a)	87,000	76,536
4.38%, 03/01/31 (a)	135,000	103,484
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)(b)	156,000	142,346
Hudson Pacific Properties LP
5.95%, 02/15/28 (a)	214,000	191,410
4.65%, 04/01/29 (a)	216,000	178,806
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (a)(b)	309,000	300,165
4.75%, 06/15/29 (a)(b)	115,000	110,922
7.00%, 07/15/31 (a)(b)	283,000	294,446
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (a)	467,000	439,738
5.00%, 10/15/27 (a)	280,000	237,899
4.63%, 08/01/29 (a)	185,000	142,416
3.50%, 03/15/31 (a)	430,000	294,139
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 09/30/28 (a)(b)	155,000	142,529
Office Properties Income Trust
9.00%, 03/31/29 (a)(b)	85,000	80,855
9.00%, 09/30/29 (a)(b)	210,000	171,102
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (a)(b)	258,000	256,896
4.88%, 05/15/29 (a)(b)	279,000	266,386
7.00%, 02/01/30 (a)(b)	214,000	219,552
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(b)	295,000	307,016
4.50%, 02/15/29 (a)(b)	155,000	148,912
6.50%, 04/01/32 (a)(b)	432,000	445,238
Rithm Capital Corp.
6.25%, 10/15/25 (a)(b)	133,000	133,154
8.00%, 04/01/29 (a)(b)	302,000	300,843
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RLJ Lodging Trust LP
3.75%, 07/01/26 (a)(b)	244,000	236,114
4.00%, 09/15/29 (a)(b)	150,000	136,262
Service Properties Trust
5.25%, 02/15/26 (a)	95,000	92,723
4.95%, 02/15/27 (a)	77,000	71,471
5.50%, 12/15/27 (a)	200,000	188,338
3.95%, 01/15/28 (a)	245,000	208,458
8.38%, 06/15/29 (a)	233,000	230,976
4.95%, 10/01/29 (a)	146,000	113,182
4.38%, 02/15/30 (a)	277,000	204,918
8.63%, 11/15/31 (a)(b)	230,000	246,236
8.88%, 06/15/32 (a)	275,000	259,255
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)(b)	95,000	91,526
4.38%, 01/15/27 (a)(b)	218,000	211,976
7.25%, 04/01/29 (a)(b)	252,000	262,628
Vornado Realty LP
3.40%, 06/01/31 (a)	50,000	42,493
XHR LP
4.88%, 06/01/29 (a)(b)	100,000	95,231
		8,959,971
		49,399,499

Industrial 83.9%
Basic Industry 5.4%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(b)	456,000	455,426
6.13%, 05/15/28 (a)(b)	204,000	206,815
7.13%, 03/15/31 (a)(b)	453,000	476,738
Algoma Steel, Inc.
9.13%, 04/15/29 (a)(b)	142,000	143,852
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
8.63%, 06/15/29 (a)(b)	157,000	165,420
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(b)	235,000	252,953
11.50%, 10/01/31 (a)(b)	173,000	195,879
Ashland, Inc.
3.38%, 09/01/31 (a)(b)	132,000	115,755
6.88%, 05/15/43 (a)	164,000	173,182
ASP Unifrax Holdings, Inc.
5.25%, 09/30/28 (a)(b)	266,000	137,928
7.50%, 09/30/29 (a)(b)	122,000	61,182
ATI, Inc.
5.88%, 12/01/27 (a)	100,000	100,289
4.88%, 10/01/29 (a)	253,000	245,526
7.25%, 08/15/30 (a)	30,000	31,965
5.13%, 10/01/31 (a)	230,000	221,432
Avient Corp.
7.13%, 08/01/30 (a)(b)	256,000	266,660
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(b)	537,000	528,948
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.75%, 07/15/26 (a)(b)	186,000	167,270
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (a)(b)	256,000	259,545
Calderys Financing LLC
11.25%, 06/01/28 (a)(b)	201,000	218,189
Carpenter Technology Corp.
6.38%, 07/15/28 (a)	207,000	207,391
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(b)	175,000	171,081
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
5

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Century Aluminum Co.
7.50%, 04/01/28 (a)(b)	85,000	86,841
Cerdia Finanz GmbH
10.50%, 02/15/27 (a)(b)	200,000	207,779
Chemours Co.
5.38%, 05/15/27 (a)	162,000	157,553
5.75%, 11/15/28 (a)(b)	227,000	212,973
4.63%, 11/15/29 (a)(b)	229,000	201,685
Clearwater Paper Corp.
4.75%, 08/15/28 (a)(b)	110,000	102,789
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 (a)	244,000	243,834
4.63%, 03/01/29 (a)(b)	145,000	136,138
6.75%, 04/15/30 (a)(b)	402,000	408,063
4.88%, 03/01/31 (a)(b)	75,000	68,952
7.00%, 03/15/32 (a)(b)	302,000	303,663
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(b)	154,000	146,607
Commercial Metals Co.
4.13%, 01/15/30 (a)	130,000	122,427
4.38%, 03/15/32 (a)	166,000	154,688
Compass Minerals International, Inc.
6.75%, 12/01/27 (a)(b)	190,000	185,338
Consolidated Energy Finance SA
5.63%, 10/15/28 (a)(b)	191,000	155,105
12.00%, 02/15/31 (a)(b)	207,000	203,994
Constellium SE
3.75%, 04/15/29 (a)(b)	250,000	230,940
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(b)	206,000	200,153
Domtar Corp.
6.75%, 10/01/28 (a)(b)	235,000	215,552
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(b)	189,000	186,792
Element Solutions, Inc.
3.88%, 09/01/28 (a)(b)	307,000	290,575
FMG Resources August 2006 Pty. Ltd.
4.50%, 09/15/27 (a)(b)	197,000	190,761
5.88%, 04/15/30 (a)(b)	227,000	226,853
4.38%, 04/01/31 (a)(b)	469,000	430,709
6.13%, 04/15/32 (a)(b)	281,000	280,942
Glatfelter Corp.
4.75%, 11/15/29 (a)(b)	196,000	170,677
GPD Cos., Inc.
10.13%, 04/01/26 (a)(b)	190,000	166,078
GrafTech Finance, Inc.
4.63%, 12/15/28 (a)(b)	150,000	100,593
GrafTech Global Enterprises, Inc.
9.88%, 12/15/28 (a)(b)	65,000	52,236
Graphic Packaging International LLC
4.75%, 07/15/27 (a)(b)	123,000	121,131
3.50%, 03/15/28 (a)(b)	143,000	135,324
3.50%, 03/01/29 (a)(b)	175,000	162,713
3.75%, 02/01/30 (a)(b)	128,000	118,480
6.38%, 07/15/32 (a)(b)	158,000	161,741
HB Fuller Co.
4.00%, 02/15/27 (a)	52,000	50,791
4.25%, 10/15/28 (a)	176,000	167,830
Hecla Mining Co.
7.25%, 02/15/28 (a)	180,000	183,239
Hudbay Minerals, Inc.
4.50%, 04/01/26 (a)(b)	201,000	198,669
6.13%, 04/01/29 (a)(b)	207,000	209,122
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IAMGOLD Corp.
5.75%, 10/15/28 (a)(b)	112,000	108,996
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (a)(b)	207,000	209,863
INEOS Finance PLC
6.75%, 05/15/28 (a)(b)	250,000	252,044
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(b)	33,000	33,539
Ingevity Corp.
3.88%, 11/01/28 (a)(b)	189,000	175,529
Innophos Holdings, Inc.
9.38%, 02/15/28 (a)(b)	86,000	80,906
JW Aluminum Continuous Cast Co.
10.25%, 06/01/26 (a)(b)	158,000	158,522
Kaiser Aluminum Corp.
4.63%, 03/01/28 (a)(b)	180,000	171,130
4.50%, 06/01/31 (a)(b)	193,000	173,633
LSB Industries, Inc.
6.25%, 10/15/28 (a)(b)	180,000	176,548
LSF11 A5 HoldCo LLC
6.63%, 10/15/29 (a)(b)	145,000	139,535
Mativ Holdings, Inc.
6.88%, 10/01/26 (a)(b)	147,000	146,909
Mercer International, Inc.
5.13%, 02/01/29 (a)	362,000	296,287
Methanex Corp.
5.13%, 10/15/27 (a)	225,000	221,613
5.25%, 12/15/29 (a)	233,000	229,150
5.65%, 12/01/44 (a)	115,000	103,006
Mineral Resources Ltd.
8.13%, 05/01/27 (a)(b)	281,000	283,647
8.00%, 11/01/27 (a)(b)	100,000	101,685
9.25%, 10/01/28 (a)(b)	361,000	381,828
8.50%, 05/01/30 (a)(b)	267,000	277,884
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(b)	155,000	150,544
New Gold, Inc.
7.50%, 07/15/27 (a)(b)	180,000	181,858
Novelis Corp.
3.25%, 11/15/26 (a)(b)	246,000	237,028
4.75%, 01/30/30 (a)(b)	503,000	480,870
3.88%, 08/15/31 (a)(b)	258,000	231,590
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(b)	85,000	79,177
Olin Corp.
5.13%, 09/15/27 (a)	175,000	173,023
5.63%, 08/01/29 (a)	205,000	204,575
5.00%, 02/01/30 (a)	251,000	242,855
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27 (a)(b)	200,000	203,665
4.25%, 10/01/28 (a)(b)	255,000	239,757
9.75%, 11/15/28 (a)(b)	662,000	705,982
6.25%, 10/01/29 (a)(b)	200,000	188,039
7.25%, 06/15/31 (a)(b)	213,000	220,353
Perenti Finance Pty. Ltd.
7.50%, 04/26/29 (a)(b)	200,000	207,351
Polar U.S. Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/26 (a)(b)	100,000	28,244
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(b)	170,000	182,151
Rayonier AM Products, Inc.
7.63%, 01/15/26 (a)(b)	181,000	176,475
See financial notes
6
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(b)	105,000	100,162
6.63%, 05/01/29 (a)(b)	362,000	346,783
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26 (a)(b)	250,000	246,583
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(b)	105,000	99,177
SNF Group SACA
3.13%, 03/15/27 (a)(b)	200,000	187,844
3.38%, 03/15/30 (a)(b)	200,000	174,383
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(b)	193,000	175,578
Taseko Mines Ltd.
8.25%, 05/01/30 (a)(b)	188,000	195,585
TMS International Corp.
6.25%, 04/15/29 (a)(b)	145,000	136,418
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/29 (a)(b)	51,000	23,248
Tronox, Inc.
4.63%, 03/15/29 (a)(b)	350,000	319,303
U.S. Steel Corp.
6.88%, 03/01/29 (a)	247,000	249,311
Vallourec SACA
7.50%, 04/15/32 (a)(b)	284,000	299,412
Verde Purchaser LLC
10.50%, 11/30/30 (a)(b)	198,000	213,481
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (a)(b)	245,000	223,729
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(b)	100,000	107,242
WR Grace Holdings LLC
4.88%, 06/15/27 (a)(b)	126,000	123,373
5.63%, 08/15/29 (a)(b)	411,000	381,475
7.38%, 03/01/31 (a)(b)	160,000	166,373
		23,779,007
Capital Goods 10.4%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (a)(b)	292,000	302,529
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(b)	156,000	79,705
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (a)(b)	321,000	326,600
Alta Equipment Group, Inc.
9.00%, 06/01/29 (a)(b)	195,000	177,326
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(b)	371,000	357,782
3.88%, 11/15/29 (a)(b)	175,000	162,157
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)(b)	102,000	108,644
Amsted Industries, Inc.
5.63%, 07/01/27 (a)(b)	315,000	315,356
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27 (a)(b)	401,000	401,231
4.00%, 09/01/29 (a)(b)	310,000	267,955
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26 (a)(b)	415,000	358,452
5.25%, 08/15/27 (a)(b)	600,000	361,578
Atkore, Inc.
4.25%, 06/01/31 (a)(b)	199,000	180,788
ATS Corp.
4.13%, 12/15/28 (a)(b)	175,000	163,931
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ball Corp.
6.88%, 03/15/28 (a)	280,000	290,095
6.00%, 06/15/29 (a)	414,000	426,503
2.88%, 08/15/30 (a)	422,000	373,317
3.13%, 09/15/31 (a)	250,000	218,813
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (a)(b)	194,000	181,194
6.50%, 08/01/30 (a)(b)	135,000	138,769
Berry Global, Inc.
5.63%, 07/15/27 (a)(b)	170,000	170,202
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(b)	100,000	96,258
Boise Cascade Co.
4.88%, 07/01/30 (a)(b)	65,000	62,257
Bombardier, Inc.
7.13%, 06/15/26 (a)(b)	21,000	21,378
6.00%, 02/15/28 (a)(b)	660,000	660,979
7.50%, 02/01/29 (a)(b)	209,000	220,319
8.75%, 11/15/30 (a)(b)	120,000	131,011
7.25%, 07/01/31 (a)(b)	565,000	593,781
7.00%, 06/01/32 (a)(b)	85,000	88,591
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)(b)	346,000	336,653
4.25%, 02/01/32 (a)(b)	385,000	352,074
6.38%, 06/15/32 (a)(b)	195,000	201,003
6.38%, 03/01/34 (a)(b)	515,000	529,372
BWX Technologies, Inc.
4.13%, 04/15/29 (a)(b)	402,000	386,424
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(b)	120,000	119,180
Chart Industries, Inc.
7.50%, 01/01/30 (a)(b)	255,000	268,257
9.50%, 01/01/31 (a)(b)	120,000	130,462
Clean Harbors, Inc.
4.88%, 07/15/27 (a)(b)	95,000	94,100
5.13%, 07/15/29 (a)(b)	100,000	98,306
6.38%, 02/01/31 (a)(b)	291,000	297,585
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/30 (a)(b)	150,000	150,740
8.75%, 04/15/30 (a)(b)	519,000	518,256
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(b)	134,000	111,900
9.50%, 08/15/29 (a)(b)	150,000	148,632
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)(b)	174,000	149,981
Crown Americas LLC
5.25%, 04/01/30 (a)	318,000	318,076
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (a)	100,000	98,277
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (a)	120,000	118,993
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26	274,000	288,114
Eco Material Technologies, Inc.
7.88%, 01/31/27 (a)(b)	97,000	98,348
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30 (a)(b)	484,000	496,237
6.75%, 07/15/31 (a)(b)	475,000	489,859
EnerSys
6.63%, 01/15/32 (a)(b)	105,000	110,372
Enpro, Inc.
5.75%, 10/15/26 (a)	119,000	118,484
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
7

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enviri Corp.
5.75%, 07/31/27 (a)(b)	166,000	162,148
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(b)	411,000	427,827
8.63%, 05/15/32 (a)(b)	253,000	264,878
Esab Corp.
6.25%, 04/15/29 (a)(b)	140,000	143,996
Foundation Building Materials, Inc.
6.00%, 03/01/29 (a)(b)	183,000	164,369
FXI Holdings, Inc.
12.25%, 11/15/26 (a)(b)	538,000	536,049
Gates Corp.
6.88%, 07/01/29 (a)(b)	50,000	51,350
GFL Environmental, Inc.
5.13%, 12/15/26 (a)(b)	405,000	403,809
4.00%, 08/01/28 (a)(b)	335,000	319,648
4.75%, 06/15/29 (a)(b)	324,000	313,785
4.38%, 08/15/29 (a)(b)	100,000	95,033
6.75%, 01/15/31 (a)(b)	384,000	401,598
Graham Packaging Co., Inc.
7.13%, 08/15/28 (a)(b)	278,000	274,952
Griffon Corp.
5.75%, 03/01/28 (a)	132,000	129,535
GYP Holdings III Corp.
4.63%, 05/01/29 (a)(b)	128,000	119,601
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)(b)	489,000	453,445
Herc Holdings, Inc.
5.50%, 07/15/27 (a)(b)	592,000	588,192
6.63%, 06/15/29 (a)(b)	250,000	257,300
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 02/15/29 (a)(b)	361,000	370,506
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 09/15/28 (a)(b)	225,000	221,310
Interface, Inc.
5.50%, 12/01/28 (a)(b)	50,000	49,028
Iris Holding, Inc.
10.00%, 12/15/28 (a)(b)	152,000	129,982
James Hardie International Finance DAC
5.00%, 01/15/28 (a)(b)	215,000	210,016
JELD-WEN, Inc.
4.63%, 12/15/25 (a)(b)	65,000	65,033
4.88%, 12/15/27 (a)(b)	125,000	120,994
7.00%, 09/01/32 (a)	125,000	125,712
Knife River Corp.
7.75%, 05/01/31 (a)(b)	55,000	58,417
LABL, Inc.
6.75%, 07/15/26 (a)(b)	150,000	149,376
10.50%, 07/15/27 (a)(b)	342,000	338,138
5.88%, 11/01/28 (a)(b)	228,000	210,741
9.50%, 11/01/28 (a)(b)	100,000	102,326
8.25%, 11/01/29 (a)(b)	121,000	107,994
LBM Acquisition LLC
6.25%, 01/15/29 (a)(b)	255,000	230,762
Louisiana-Pacific Corp.
3.63%, 03/15/29 (a)(b)	145,000	135,271
Madison IAQ LLC
4.13%, 06/30/28 (a)(b)	297,000	282,846
5.88%, 06/30/29 (a)(b)	378,000	360,549
Manitowoc Co., Inc.
9.00%, 04/01/26 (b)	60,000	60,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Masterbrand, Inc.
7.00%, 07/15/32 (a)(b)	50,000	51,540
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (a)(b)	765,000	791,913
9.25%, 04/15/27 (a)(b)	330,000	335,530
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(b)	337,000	351,446
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(b)	372,000	353,626
Moog, Inc.
4.25%, 12/15/27 (a)(b)	279,000	268,998
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(b)	142,000	134,726
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(b)	387,000	357,658
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(b)	211,000	204,649
OI European Group BV
4.75%, 02/15/30 (a)(b)	55,000	51,742
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(b)	104,000	97,749
OT Merger Corp.
7.88%, 10/15/29 (a)(b)	48,000	21,779
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (a)(b)	365,000	366,545
7.25%, 05/15/31 (a)(b)	326,000	330,278
7.38%, 06/01/32 (a)(b)	135,000	135,779
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28 (a)(b)	250,000	237,758
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27 (a)(b)	205,000	195,933
Park River Holdings, Inc.
5.63%, 02/01/29 (a)(b)	137,000	113,603
6.75%, 08/01/29 (a)(b)	100,000	84,624
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(b)	238,000	224,253
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/29 (a)(b)	228,000	82,303
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(b)	95,000	88,107
6.50%, 07/15/32 (a)(b)	263,000	268,079
Reworld Holding Corp.
4.88%, 12/01/29 (a)(b)	306,000	284,199
5.00%, 09/01/30 (a)	258,000	236,548
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 (a)(b)	264,000	271,938
7.75%, 03/15/31 (a)(b)	309,000	328,840
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(b)	256,000	243,810
Sealed Air Corp.
4.00%, 12/01/27 (a)(b)	193,000	186,278
5.00%, 04/15/29 (a)(b)	50,000	49,288
6.50%, 07/15/32 (a)(b)	145,000	148,478
6.88%, 07/15/33 (b)	172,000	184,253
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (a)(b)	360,000	366,036
7.25%, 02/15/31 (a)(b)	175,000	184,125
Silgan Holdings, Inc.
4.13%, 02/01/28 (a)	300,000	290,088
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(b)	370,000	369,630
8.88%, 11/15/31 (a)(b)	385,000	413,688
See financial notes
8
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/26 (a)(b)	205,000	204,039
Spirit AeroSystems, Inc.
3.85%, 06/15/26 (a)	140,000	136,081
4.60%, 06/15/28 (a)	239,000	228,594
9.38%, 11/30/29 (a)(b)	482,000	523,588
9.75%, 11/15/30 (a)(b)	307,000	343,961
SPX FLOW, Inc.
8.75%, 04/01/30 (a)(b)	170,000	177,657
Standard Industries, Inc.
5.00%, 02/15/27 (a)(b)	388,000	383,719
4.75%, 01/15/28 (a)(b)	395,000	384,502
4.38%, 07/15/30 (a)(b)	510,000	477,345
3.38%, 01/15/31 (a)(b)	406,000	355,461
Stericycle, Inc.
3.88%, 01/15/29 (a)(b)	205,000	199,638
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/27 (a)(b)	39,000	39,241
5.25%, 01/15/29 (a)(b)	222,000	219,945
7.25%, 01/15/31 (a)(b)	290,000	306,636
Terex Corp.
5.00%, 05/15/29 (a)(b)	175,000	170,057
Titan International, Inc.
7.00%, 04/30/28 (a)	320,000	313,188
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(b)	355,000	349,750
TransDigm, Inc.
5.50%, 11/15/27 (a)	360,000	358,128
6.75%, 08/15/28 (a)(b)	376,000	387,054
4.63%, 01/15/29 (a)	689,000	663,393
6.38%, 03/01/29 (a)(b)	935,000	964,743
4.88%, 05/01/29 (a)	235,000	227,447
6.88%, 12/15/30 (a)(b)	737,000	770,347
7.13%, 12/01/31 (a)(b)	591,000	624,846
6.63%, 03/01/32 (a)(b)	562,000	585,166
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(b)	245,000	269,071
TriMas Corp.
4.13%, 04/15/29 (a)(b)	120,000	112,424
Trinity Industries, Inc.
7.75%, 07/15/28 (a)(b)	50,000	52,426
Triumph Group, Inc.
9.00%, 03/15/28 (a)(b)	425,000	449,362
Trivium Packaging Finance BV
5.50%, 08/15/26 (a)(b)	419,000	414,120
8.50%, 08/15/27 (a)(b)	295,000	295,491
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	205,000	198,045
4.88%, 01/15/28 (a)	282,000	278,382
5.25%, 01/15/30 (a)	170,000	168,773
4.00%, 07/15/30 (a)	374,000	350,100
3.88%, 02/15/31 (a)	350,000	323,397
3.75%, 01/15/32 (a)	334,000	301,710
6.13%, 03/15/34 (a)(b)	450,000	460,228
Velocity Vehicle Group LLC
8.00%, 06/01/29 (a)(b)	262,000	272,846
Vertiv Group Corp.
4.13%, 11/15/28 (a)(b)	270,000	259,358
Waste Pro USA, Inc.
5.50%, 02/15/26 (a)(b)	280,000	279,905
WESCO Distribution, Inc.
7.25%, 06/15/28 (a)(b)	292,000	299,807
6.38%, 03/15/29 (a)(b)	100,000	102,736
6.63%, 03/15/32 (a)(b)	200,000	206,289
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
White Cap Buyer LLC
6.88%, 10/15/28 (a)(b)	210,000	208,712
Wilsonart LLC
11.00%, 08/15/32 (a)	236,000	229,614
Wrangler Holdco Corp.
6.63%, 04/01/32 (a)(b)	211,000	217,997
		45,555,118
Communications 14.4%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (a)(b)	378,000	354,731
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.50%, 02/15/28 (a)(b)	182,000	71,837
Altice Financing SA
9.63%, 07/15/27 (a)(b)	260,000	249,170
5.00%, 01/15/28 (a)(b)	622,000	500,355
5.75%, 08/15/29 (a)(b)	421,000	324,787
Altice France Holding SA
10.50%, 05/15/27 (a)(b)	525,000	208,285
6.00%, 02/15/28 (a)(b)	316,000	103,727
Altice France SA
8.13%, 02/01/27 (a)(b)	530,000	426,870
5.13%, 01/15/29 (a)(b)	200,000	139,109
5.13%, 07/15/29 (a)(b)	488,000	341,074
5.50%, 10/15/29 (a)(b)	795,000	552,537
AMC Networks, Inc.
10.25%, 01/15/29 (a)(b)	215,000	216,263
4.25%, 02/15/29 (a)	338,000	240,043
Banijay Entertainment SAS
8.13%, 05/01/29 (a)(b)	200,000	208,185
Beasley Mezzanine Holdings LLC
8.63%, 02/01/26 (a)(b)	30,000	17,175
Block Communications, Inc.
4.88%, 03/01/28 (a)(b)	334,000	309,799
British Telecommunications PLC
4.25%, 11/23/81 (a)(b)(c)	432,000	416,638
Cable One, Inc.
4.00%, 11/15/30 (a)(b)	384,000	295,073
Cablevision Lightpath LLC
3.88%, 09/15/27 (a)(b)	275,000	259,044
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26 (a)(b)	940,000	938,481
5.13%, 05/01/27 (a)(b)	745,000	730,745
5.00%, 02/01/28 (a)(b)	355,000	342,355
5.38%, 06/01/29 (a)(b)	535,000	507,987
6.38%, 09/01/29 (a)(b)	735,000	726,599
4.75%, 03/01/30 (a)(b)	1,413,000	1,289,283
4.50%, 08/15/30 (a)(b)	533,000	475,834
4.25%, 02/01/31 (a)(b)	625,000	542,841
7.38%, 03/01/31 (a)(b)	100,000	101,850
4.75%, 02/01/32 (a)(b)	958,000	835,620
4.50%, 05/01/32 (a)	652,000	557,339
4.50%, 06/01/33 (a)(b)	550,000	460,298
4.25%, 01/15/34 (a)(b)	1,109,000	895,274
Cimpress PLC
7.00%, 06/15/26 (a)	345,000	344,722
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)(b)	294,000	287,450
7.75%, 04/15/28 (a)(b)	455,000	397,014
9.00%, 09/15/28 (a)(b)	305,000	324,487
7.50%, 06/01/29 (a)(b)	313,000	264,162
7.88%, 04/01/30 (a)(b)	246,000	257,235
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
9

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CMG Media Corp.
8.88%, 12/15/27 (a)(b)	357,000	194,565
Cogent Communications Group LLC
3.50%, 05/01/26 (a)(b)	388,000	375,823
7.00%, 06/15/27 (a)(b)	55,000	55,722
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/27 (a)(b)	70,000	70,880
Connect Finco SARL/Connect U.S. Finco LLC
6.75%, 10/01/26 (a)(b)	300,000	297,852
Consolidated Communications, Inc.
5.00%, 10/01/28 (a)(b)	325,000	285,241
6.50%, 10/01/28 (a)(b)	186,000	170,702
CSC Holdings LLC
5.50%, 04/15/27 (a)(b)	465,000	381,166
5.38%, 02/01/28 (a)(b)	395,000	304,124
7.50%, 04/01/28 (a)(b)	798,000	412,879
11.25%, 05/15/28 (a)(b)	445,000	395,898
11.75%, 01/31/29 (a)(b)	800,000	706,906
6.50%, 02/01/29 (a)(b)	635,000	479,921
5.75%, 01/15/30 (a)(b)	200,000	80,054
4.13%, 12/01/30 (a)(b)	567,000	374,494
3.38%, 02/15/31 (a)(b)	225,000	145,524
4.50%, 11/15/31 (a)(b)	385,000	256,428
5.00%, 11/15/31 (a)(b)	400,000	150,970
Cumulus Media New Holdings, Inc.
8.00%, 07/01/29 (a)(b)	250,000	100,000
Deluxe Corp.
8.00%, 06/01/29 (a)(b)	204,000	190,787
Directv Financing LLC
8.88%, 02/01/30 (a)(b)	657,000	667,229
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27 (a)(b)	599,000	580,595
DISH DBS Corp.
7.75%, 07/01/26	675,000	454,809
5.25%, 12/01/26 (a)(b)	1,006,000	863,652
7.38%, 07/01/28 (a)	446,000	229,977
5.75%, 12/01/28 (a)(b)	1,020,000	786,708
5.13%, 06/01/29	450,000	205,364
DISH Network Corp.
11.75%, 11/15/27 (a)(b)	935,000	951,489
Embarq Corp.
8.00%, 06/01/36	697,000	304,314
Frontier Communications Holdings LLC
5.88%, 10/15/27 (a)(b)	342,000	341,060
5.00%, 05/01/28 (a)(b)	235,000	228,414
6.75%, 05/01/29 (a)(b)	363,000	350,475
5.88%, 11/01/29 (a)	525,000	483,538
6.00%, 01/15/30 (a)(b)	175,000	161,598
8.75%, 05/15/30 (a)(b)	425,000	448,103
8.63%, 03/15/31 (a)(b)	403,000	426,841
Frontier Florida LLC
6.86%, 02/01/28	254,000	258,310
Gannett Holdings LLC
6.00%, 11/01/26 (a)(b)	263,000	262,983
GCI LLC
4.75%, 10/15/28 (a)(b)	353,000	335,254
Getty Images, Inc.
9.75%, 03/01/27 (a)(b)	100,000	99,712
Graham Holdings Co.
5.75%, 06/01/26 (a)(b)	165,000	165,913
Gray Television, Inc.
7.00%, 05/15/27 (a)(b)	305,000	294,455
10.50%, 07/15/29 (a)(b)	350,000	359,551
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 10/15/30 (a)(b)	355,000	202,486
5.38%, 11/15/31 (a)(b)	340,000	195,042
Hughes Satellite Systems Corp.
5.25%, 08/01/26	250,000	209,264
6.63%, 08/01/26	243,000	131,289
iHeartCommunications, Inc.
6.38%, 05/01/26 (a)	300,000	252,256
8.38%, 05/01/27 (a)	153,000	69,816
5.25%, 08/15/27 (a)(b)	283,000	177,306
4.75%, 01/15/28 (a)(b)	242,000	139,094
Iliad Holding SASU
6.50%, 10/15/26 (a)(b)	200,000	201,924
7.00%, 10/15/28 (a)(b)	350,000	355,528
INNOVATE Corp.
8.50%, 02/01/26 (a)(b)	118,000	92,680
Intelsat Jackson Holdings SA
6.50%, 03/15/30 (a)(b)	710,000	683,516
Lamar Media Corp.
3.75%, 02/15/28 (a)	185,000	177,424
4.88%, 01/15/29 (a)	135,000	132,712
4.00%, 02/15/30 (a)	245,000	228,957
3.63%, 01/15/31 (a)	229,000	207,543
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(b)	280,000	256,282
5.13%, 07/15/29 (a)(b)	377,000	304,858
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)(b)	186,000	144,727
4.25%, 07/01/28 (a)(b)	208,000	147,175
3.63%, 01/15/29 (a)(b)	171,000	107,303
10.50%, 04/15/29 (a)(b)	232,000	249,857
4.88%, 06/15/29 (a)(b)	233,000	182,334
3.75%, 07/15/29 (a)(b)	174,000	104,922
11.00%, 11/15/29 (a)(b)	506,000	555,364
4.50%, 04/01/30 (a)(b)	276,000	203,697
10.50%, 05/15/30 (a)(b)	338,000	363,847
3.88%, 10/15/30 (a)(b)	176,000	120,642
10.75%, 12/15/30 (a)(b)	255,000	275,902
4.00%, 04/15/31 (a)(b)	153,000	103,274
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)(b)	165,000	110,088
Lumen Technologies, Inc.
4.50%, 01/15/29 (a)(b)	407,000	231,270
4.13%, 04/15/30 (a)(b)	110,000	82,629
7.60%, 09/15/39	72,000	40,029
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(b)	445,000	436,593
8.00%, 08/01/29 (a)(b)	209,000	208,340
Millennium Escrow Corp.
6.63%, 08/01/26 (a)(b)	321,000	192,447
Millicom International Cellular SA
7.38%, 04/02/32 (a)(b)	483,000	489,622
News Corp.
3.88%, 05/15/29 (a)(b)	422,000	397,259
5.13%, 02/15/32 (a)(b)	245,000	238,391
Nexstar Media, Inc.
5.63%, 07/15/27 (a)(b)	515,000	503,710
4.75%, 11/01/28 (a)(b)	355,000	332,073
Optics Bidco SpA
6.38%, 11/15/33 (a)(b)	235,000	235,913
6.00%, 09/30/34 (a)(b)	200,000	194,993
7.20%, 07/18/36 (a)(b)	200,000	211,060
7.72%, 06/04/38 (a)(b)	200,000	217,070
See financial notes
10
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(b)	107,000	106,346
4.25%, 01/15/29 (a)(b)	237,000	223,906
4.63%, 03/15/30 (a)(b)	222,000	208,319
7.38%, 02/15/31 (a)(b)	135,000	143,696
Paramount Global
6.25%, 02/28/57 (a)(c)	397,000	343,091
6.38%, 03/30/62 (a)(c)	287,000	262,621
Qwest Corp.
7.25%, 09/15/25	165,000	164,385
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/26 (a)(b)	105,000	83,309
6.50%, 09/15/28 (a)(b)	256,000	137,976
ROBLOX Corp.
3.88%, 05/01/30 (a)(b)	327,000	301,488
Rogers Communications, Inc.
5.25%, 03/15/82 (a)(b)(c)	387,000	379,193
RR Donnelley & Sons Co.
9.50%, 08/01/29 (a)(b)	325,000	322,258
10.88%, 08/01/29 (a)(b)	150,000	146,934
SBA Communications Corp.
3.88%, 02/15/27 (a)	558,000	540,459
3.13%, 02/01/29 (a)	210,000	193,438
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(b)	300,000	193,751
5.38%, 01/15/31 (a)(b)	147,000	66,170
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(b)	169,000	101,126
4.13%, 12/01/30 (a)(b)	212,000	149,792
Sirius XM Radio, Inc.
3.13%, 09/01/26 (a)(b)	547,000	523,669
5.00%, 08/01/27 (a)(b)	225,000	220,163
4.00%, 07/15/28 (a)(b)	487,000	456,634
5.50%, 07/01/29 (a)(b)	641,000	624,439
4.13%, 07/01/30 (a)(b)	658,000	591,238
3.88%, 09/01/31 (a)(b)	400,000	343,626
Stagwell Global LLC
5.63%, 08/15/29 (a)(b)	499,000	473,475
Summer BC Bidco B LLC
5.50%, 10/31/26 (a)(b)	110,000	108,317
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(b)	210,000	195,626
Sunrise HoldCo IV BV
5.50%, 01/15/28 (a)(b)	391,000	386,121
TEGNA, Inc.
4.75%, 03/15/26 (a)(b)	362,000	357,820
4.63%, 03/15/28 (a)	475,000	448,241
5.00%, 09/15/29 (a)	142,000	131,999
Telecom Italia Capital SA
6.00%, 09/30/34	355,000	344,043
7.20%, 07/18/36	200,000	205,568
7.72%, 06/04/38	215,000	228,216
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (a)(b)	188,000	88,882
4.88%, 06/01/27 (a)(b)	102,000	46,426
6.50%, 10/15/27 (a)(b)	121,000	39,023
Townsquare Media, Inc.
6.88%, 02/01/26 (a)(b)	333,000	333,071
U.S. Cellular Corp.
6.70%, 12/15/33	185,000	204,003
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(b)	259,000	190,033
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/28 (a)(b)	977,000	1,003,532
4.75%, 04/15/28 (a)(b)	211,000	185,810
6.50%, 02/15/29 (a)(b)	375,000	287,573
Univision Communications, Inc.
6.63%, 06/01/27 (a)(b)	377,000	373,493
8.00%, 08/15/28 (a)(b)	200,000	202,509
4.50%, 05/01/29 (a)(b)	614,000	539,512
7.38%, 06/30/30 (a)(b)	225,000	216,119
8.50%, 07/31/31 (a)(b)	406,000	405,478
Urban One, Inc.
7.38%, 02/01/28 (a)(b)	256,000	186,374
Viasat, Inc.
5.63%, 09/15/25 (a)(b)	100,000	99,108
5.63%, 04/15/27 (a)(b)	368,000	349,596
6.50%, 07/15/28 (a)(b)	319,000	266,501
7.50%, 05/30/31 (a)(b)	149,000	114,152
Virgin Media Finance PLC
5.00%, 07/15/30 (a)(b)	370,000	321,063
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(b)	390,000	369,981
4.50%, 08/15/30 (a)(b)	363,000	320,882
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/28 (a)(b)	267,000	253,440
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(b)	573,000	498,924
4.75%, 07/15/31 (a)(b)	235,000	206,454
7.75%, 04/15/32 (a)(b)	311,000	316,567
Vodafone Group PLC
7.00%, 04/04/79 (a)(c)	295,000	309,248
3.25%, 06/04/81 (a)(c)	355,000	340,005
4.13%, 06/04/81 (a)(c)	503,000	452,883
5.13%, 06/04/81 (a)(c)	427,000	335,779
VZ Secured Financing BV
5.00%, 01/15/32 (a)(b)	621,000	563,080
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28 (a)(b)	592,000	578,491
WMG Acquisition Corp.
3.75%, 12/01/29 (a)(b)	210,000	196,039
3.88%, 07/15/30 (a)(b)	115,000	106,827
3.00%, 02/15/31 (a)(b)	404,000	359,620
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)(b)	299,000	261,314
6.13%, 03/01/28 (a)(b)	792,000	613,099
Zegona Finance PLC
8.63%, 07/15/29 (a)(b)	300,000	312,206
Ziggo Bond Co. BV
6.00%, 01/15/27 (a)(b)	390,000	389,124
Ziggo BV
4.88%, 01/15/30 (a)(b)	225,000	210,058
		63,056,798
Consumer Cyclical 18.6%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(b)	538,000	514,300
4.38%, 01/15/28 (a)(b)	357,000	346,213
3.50%, 02/15/29 (a)(b)	150,000	140,038
6.13%, 06/15/29 (a)(b)	480,000	490,572
4.00%, 10/15/30 (a)(b)	1,006,000	922,302
Academy Ltd.
6.00%, 11/15/27 (a)(b)	75,000	74,782
Adams Homes, Inc.
9.25%, 10/15/28 (a)(b)	70,000	73,796
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
11

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adient Global Holdings Ltd.
4.88%, 08/15/26 (a)(b)	306,000	302,524
7.00%, 04/15/28 (a)(b)	189,000	194,420
8.25%, 04/15/31 (a)(b)	115,000	122,341
ADT Security Corp.
4.13%, 08/01/29 (a)(b)	150,000	142,591
4.88%, 07/15/32 (b)	385,000	366,321
Advance Auto Parts, Inc.
5.90%, 03/09/26	184,000	185,634
5.95%, 03/09/28 (a)	115,000	116,409
3.90%, 04/15/30 (a)	354,000	325,518
Affinity Interactive
6.88%, 12/15/27 (a)(b)	246,000	211,046
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(b)	370,000	375,971
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/27 (a)(b)	352,000	353,482
6.00%, 06/01/29 (a)(b)	451,000	401,808
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(b)	810,000	751,535
Allison Transmission, Inc.
4.75%, 10/01/27 (a)(b)	175,000	171,469
5.88%, 06/01/29 (a)(b)	176,000	176,627
3.75%, 01/30/31 (a)(b)	311,000	282,923
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(b)	330,000	240,684
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (a)	177,000	178,045
6.88%, 07/01/28 (a)	152,000	152,875
5.00%, 10/01/29 (a)	233,000	216,991
ANGI Group LLC
3.88%, 08/15/28 (a)(b)	236,000	214,351
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (a)(b)	115,000	102,048
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (a)(b)	372,000	267,380
5.25%, 04/15/30 (a)(b)	141,000	98,420
APX Group, Inc.
6.75%, 02/15/27 (a)(b)	320,000	320,957
5.75%, 07/15/29 (a)(b)	115,000	114,049
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(b)	341,000	311,936
6.13%, 12/01/28 (a)(b)	212,000	180,117
Arko Corp.
5.13%, 11/15/29 (a)(b)	224,000	199,165
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	166,000	161,093
4.63%, 11/15/29 (a)(b)	296,000	282,139
4.75%, 03/01/30 (a)	110,000	105,236
5.00%, 02/15/32 (a)(b)	247,000	232,823
ASGN, Inc.
4.63%, 05/15/28 (a)(b)	75,000	72,578
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (a)(b)	176,000	177,435
4.63%, 08/01/29 (a)(b)	277,000	262,520
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (a)(b)	250,000	255,293
At Home Group, Inc.
4.88%, 07/15/28 (a)(b)	143,000	46,933
Bath & Body Works, Inc.
5.25%, 02/01/28	140,000	138,126
7.50%, 06/15/29 (a)	265,000	274,956
6.63%, 10/01/30 (a)(b)	166,000	168,215
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.95%, 03/01/33	145,000	145,159
6.88%, 11/01/35	202,000	208,783
6.75%, 07/01/36	388,000	397,790
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (a)(b)	269,000	264,050
Beazer Homes USA, Inc.
5.88%, 10/15/27 (a)	184,000	183,758
7.25%, 10/15/29 (a)	105,000	107,337
7.50%, 03/15/31 (a)(b)	68,000	69,310
Benteler International AG
10.50%, 05/15/28 (a)(b)	213,000	227,036
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(b)	55,000	50,607
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	155,000	152,387
4.75%, 06/15/31 (a)(b)	519,000	488,673
Boyne USA, Inc.
4.75%, 05/15/29 (a)(b)	165,000	158,488
Brinker International, Inc.
8.25%, 07/15/30 (a)(b)	130,000	138,288
Brink's Co.
5.50%, 07/15/25 (a)(b)	60,000	60,140
4.63%, 10/15/27 (a)(b)	205,000	200,913
6.50%, 06/15/29 (a)(b)	166,000	171,920
6.75%, 06/15/32 (a)(b)	90,000	93,692
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29 (a)(b)	125,000	117,493
4.88%, 02/15/30 (a)(b)	345,000	321,905
Caesars Entertainment, Inc.
8.13%, 07/01/27 (a)(b)	580,000	592,705
4.63%, 10/15/29 (a)(b)	821,000	777,104
7.00%, 02/15/30 (a)(b)	386,000	400,023
6.50%, 02/15/32 (a)(b)	225,000	231,358
Carnival Corp.
7.63%, 03/01/26 (a)(b)	695,000	702,506
5.75%, 03/01/27 (a)(b)	713,000	715,807
4.00%, 08/01/28 (a)(b)	280,000	266,895
6.00%, 05/01/29 (a)(b)	892,000	896,595
10.50%, 06/01/30 (a)(b)	692,000	751,595
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (a)(b)	250,000	270,624
Carriage Services, Inc.
4.25%, 05/15/29 (a)(b)	60,000	55,461
Cars.com, Inc.
6.38%, 11/01/28 (a)(b)	190,000	189,040
CCM Merger, Inc.
6.38%, 05/01/26 (a)(b)	45,000	45,101
CEC Entertainment LLC
6.75%, 05/01/26 (a)(b)	260,000	259,351
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (a)	179,000	178,269
6.50%, 10/01/28 (a)	122,000	124,007
5.25%, 07/15/29 (a)	195,000	192,301
Century Communities, Inc.
6.75%, 06/01/27 (a)	155,000	156,500
3.88%, 08/15/29 (a)(b)	82,000	76,041
Champions Financing, Inc.
8.75%, 02/15/29 (a)(b)	251,000	257,641
Churchill Downs, Inc.
5.50%, 04/01/27 (a)(b)	438,000	437,097
4.75%, 01/15/28 (a)(b)	330,000	322,049
See financial notes
12
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 04/01/30 (a)(b)	424,000	421,717
6.75%, 05/01/31 (a)(b)	100,000	102,887
Cinemark USA, Inc.
5.25%, 07/15/28 (a)(b)	115,000	113,068
7.00%, 08/01/32 (a)(b)	283,000	293,934
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (a)(b)	487,000	488,329
8.50%, 05/15/27 (a)(b)	90,000	91,052
6.75%, 05/15/28 (a)(b)	316,000	325,170
CoreCivic, Inc.
8.25%, 04/15/29 (a)	218,000	230,146
Cougar JV Subsidiary LLC
8.00%, 05/15/32 (a)(b)	276,000	291,345
Crocs, Inc.
4.25%, 03/15/29 (a)(b)	200,000	189,004
4.13%, 08/15/31 (a)(b)	75,000	67,681
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(b)	85,000	86,294
8.88%, 09/01/31 (a)(b)	237,000	256,862
Dana, Inc.
5.38%, 11/15/27 (a)	137,000	136,081
5.63%, 06/15/28 (a)	142,000	140,084
4.25%, 09/01/30 (a)	164,000	147,888
4.50%, 02/15/32 (a)	154,000	137,214
Dave & Buster's, Inc.
7.63%, 11/01/25 (a)(b)	100,000	100,772
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (a)(b)	198,000	199,151
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 (a)(b)	284,000	240,262
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(b)	158,000	167,438
eG Global Finance PLC
12.00%, 11/30/28 (a)(b)	215,000	234,765
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 04/26/28 (a)(b)	108,000	114,028
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(b)	215,000	201,283
6.75%, 01/15/30 (a)(b)	512,000	461,055
Foot Locker, Inc.
4.00%, 10/01/29 (a)(b)	135,000	117,675
Forestar Group, Inc.
3.85%, 05/15/26 (a)(b)	85,000	82,998
5.00%, 03/01/28 (a)(b)	70,000	67,870
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(b)	193,000	191,633
Gap, Inc.
3.63%, 10/01/29 (a)(b)	242,000	217,085
3.88%, 10/01/31 (a)(b)	262,000	226,573
Garda World Security Corp.
4.63%, 02/15/27 (a)(b)	338,000	329,894
7.75%, 02/15/28 (a)(b)	15,000	15,747
6.00%, 06/01/29 (a)(b)	356,000	337,114
8.25%, 08/01/32 (a)(b)	106,000	107,820
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (a)(b)	316,000	327,296
Genting New York LLC/GENNY Capital, Inc.
3.30%, 02/15/26 (a)(b)	227,000	219,917
GEO Group, Inc.
8.63%, 04/15/29 (a)	181,000	187,926
10.25%, 04/15/31 (a)	296,000	313,003
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (a)(b)	319,000	314,743
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(b)	339,000	338,195
3.50%, 03/01/29 (a)(b)	50,000	46,533
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (a)	267,000	263,903
4.88%, 03/15/27 (a)	215,000	210,229
5.00%, 07/15/29 (a)	273,000	253,785
5.25%, 04/30/31 (a)	235,000	213,110
5.25%, 07/15/31 (a)	210,000	190,659
5.63%, 04/30/33 (a)	172,000	151,621
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.00%, 08/15/28 (a)(b)	150,000	90,802
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(b)	277,000	262,257
6.38%, 01/15/30 (a)(b)	201,000	204,982
GrubHub Holdings, Inc.
5.50%, 07/01/27 (a)(b)	228,000	218,121
Guitar Center, Inc.
8.50%, 01/15/26 (a)(b)	96,000	85,366
Hanesbrands, Inc.
4.88%, 05/15/26 (a)(b)	346,000	343,934
9.00%, 02/15/31 (a)(b)	170,000	182,935
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 (a)(b)	180,000	180,444
5.88%, 04/01/29 (a)(b)	150,000	152,965
3.75%, 05/01/29 (a)(b)	105,000	98,842
4.88%, 01/15/30 (a)	114,000	111,938
4.00%, 05/01/31 (a)(b)	757,000	699,990
3.63%, 02/15/32 (a)(b)	335,000	300,481
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 06/01/29 (a)(b)	292,000	276,290
4.88%, 07/01/31 (a)(b)	202,000	181,242
6.63%, 01/15/32 (a)(b)	309,000	312,953
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (a)	180,000	179,146
International Game Technology PLC
4.13%, 04/15/26 (a)(b)	360,000	353,770
5.25%, 01/15/29 (a)(b)	356,000	352,722
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(b)	227,000	217,482
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)(b)	314,000	315,387
4.50%, 10/01/27 (a)(b)	200,000	196,014
5.50%, 07/15/29 (a)(b)	261,000	260,557
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)(b)	251,000	265,083
KB Home
6.88%, 06/15/27 (a)	212,000	220,654
7.25%, 07/15/30 (a)	150,000	156,671
4.00%, 06/15/31 (a)	135,000	124,837
Ken Garff Automotive LLC
4.88%, 09/15/28 (a)(b)	75,000	72,937
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (a)(b)	345,000	341,469
Kohl's Corp.
4.63%, 05/01/31 (a)(d)	200,000	165,474
5.55%, 07/17/45 (a)	189,000	123,322
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(b)	134,000	126,303
Korn Ferry
4.63%, 12/15/27 (a)(b)	140,000	137,031
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
13

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Landsea Homes Corp.
8.88%, 04/01/29 (a)(b)	136,000	141,308
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(b)	355,000	338,454
8.25%, 08/01/31 (a)(b)	303,000	322,949
Levi Strauss & Co.
3.50%, 03/01/31 (a)(b)	183,000	165,260
LGI Homes, Inc.
8.75%, 12/15/28 (a)(b)	85,000	90,616
4.00%, 07/15/29 (a)(b)	94,000	85,428
Liberty Interactive LLC
8.50%, 07/15/29	99,000	51,574
8.25%, 02/01/30	370,000	186,161
Life Time, Inc.
5.75%, 01/15/26 (a)(b)	170,000	170,154
8.00%, 04/15/26 (a)(b)	302,000	306,753
Light & Wonder International, Inc.
7.00%, 05/15/28 (a)(b)	248,000	250,956
7.25%, 11/15/29 (a)(b)	142,000	147,233
7.50%, 09/01/31 (a)(b)	225,000	237,070
Lindblad Expeditions Holdings, Inc.
9.00%, 05/15/28 (a)(b)	215,000	223,552
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(b)	188,000	183,730
3.88%, 06/01/29 (a)(b)	323,000	299,869
4.38%, 01/15/31 (a)(b)	157,000	144,815
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (a)(b)	150,000	149,276
6.50%, 05/15/27 (a)(b)	140,000	142,541
4.75%, 10/15/27 (a)(b)	340,000	331,456
3.75%, 01/15/28 (a)(b)	200,000	189,988
M/I Homes, Inc.
4.95%, 02/01/28 (a)	108,000	106,196
3.95%, 02/15/30 (a)	150,000	138,557
Macy's Retail Holdings LLC
5.88%, 04/01/29 (a)(b)	150,000	147,199
5.88%, 03/15/30 (a)(b)	267,000	259,158
6.13%, 03/15/32 (a)(b)	113,000	108,191
4.50%, 12/15/34 (a)	135,000	111,802
5.13%, 01/15/42 (a)	138,000	105,850
Marks & Spencer PLC
7.13%, 12/01/37 (b)	175,000	188,809
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	209,000	199,905
4.50%, 06/15/29 (a)(b)	129,000	120,097
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(b)	200,000	196,921
4.63%, 06/01/28 (a)(b)	220,000	211,735
5.63%, 02/15/29 (a)(b)	149,000	148,768
4.13%, 08/01/30 (a)(b)	297,000	273,836
Mattamy Group Corp.
5.25%, 12/15/27 (a)(b)	275,000	272,231
4.63%, 03/01/30 (a)(b)	175,000	165,188
Matthews International Corp.
5.25%, 12/01/25 (a)(b)	99,000	97,228
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(b)	295,000	284,865
Merlin Entertainments Ltd.
5.75%, 06/15/26 (a)(b)	200,000	197,226
MGM Resorts International
5.50%, 04/15/27 (a)	100,000	100,056
4.75%, 10/15/28 (a)	378,000	368,208
6.50%, 04/15/32 (a)	353,000	355,780
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michaels Cos., Inc.
5.25%, 05/01/28 (a)(b)	287,000	225,642
7.88%, 05/01/29 (a)(b)	389,000	231,618
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(b)	274,000	261,772
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (a)(b)	426,000	413,388
Motion Bondco DAC
6.63%, 11/15/27 (a)(b)	275,000	260,383
Murphy Oil USA, Inc.
4.75%, 09/15/29 (a)	92,000	89,343
3.75%, 02/15/31 (a)(b)	325,000	294,348
NCL Corp. Ltd.
5.88%, 03/15/26 (a)(b)	265,000	265,021
5.88%, 02/15/27 (a)(b)	213,000	213,645
8.38%, 02/01/28 (a)(b)	322,000	340,089
8.13%, 01/15/29 (a)(b)	100,000	107,034
7.75%, 02/15/29 (a)(b)	334,000	356,656
NCL Finance Ltd.
6.13%, 03/15/28 (a)(b)	318,000	321,934
New Home Co., Inc.
9.25%, 10/01/29 (a)(b)	100,000	104,252
Newmark Group, Inc.
7.50%, 01/12/29 (a)	214,000	227,825
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 04/01/26 (a)(b)	390,000	395,151
Nordstrom, Inc.
4.00%, 03/15/27 (a)	128,000	123,704
6.95%, 03/15/28	100,000	103,406
4.38%, 04/01/30 (a)	90,000	82,982
4.25%, 08/01/31 (a)	205,000	182,865
5.00%, 01/15/44 (a)	413,000	327,994
Odeon Finco PLC
12.75%, 11/01/27 (a)(b)	340,000	354,846
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/30 (a)(b)	189,000	195,138
Papa John's International, Inc.
3.88%, 09/15/29 (a)(b)	150,000	137,638
Parkland Corp.
5.88%, 07/15/27 (a)(b)	211,000	211,211
4.50%, 10/01/29 (a)(b)	267,000	252,232
4.63%, 05/01/30 (a)(b)	263,000	246,174
6.63%, 08/15/32 (a)(b)	100,000	101,120
Penn Entertainment, Inc.
5.63%, 01/15/27 (a)(b)	130,000	127,942
4.13%, 07/01/29 (a)(b)	217,000	194,506
Penske Automotive Group, Inc.
3.50%, 09/01/25 (a)	233,000	229,552
3.75%, 06/15/29 (a)(b)	155,000	144,395
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (a)(b)	360,000	344,753
7.75%, 02/15/29 (a)(b)	420,000	414,290
Phinia, Inc.
6.75%, 04/15/29 (a)(b)	228,000	234,251
PM General Purchaser LLC
9.50%, 10/01/28 (a)(b)	257,000	263,718
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(b)	291,000	217,175
5.88%, 09/01/31 (a)(b)	301,000	209,072
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/26 (b)	360,000	361,062
3.38%, 08/31/27 (a)(b)	85,000	80,563
6.25%, 01/15/28 (a)(b)	464,000	462,651
See financial notes
14
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
QVC, Inc.
4.75%, 02/15/27 (a)	125,000	109,628
4.38%, 09/01/28 (a)	215,000	162,034
5.45%, 08/15/34 (a)	233,000	144,077
5.95%, 03/15/43	140,000	84,135
Raising Cane's Restaurants LLC
9.38%, 05/01/29 (a)(b)	212,000	229,083
Rakuten Group, Inc.
11.25%, 02/15/27 (b)	843,000	916,459
9.75%, 04/15/29 (b)	840,000	906,045
6.25%, 04/22/31 (a)(b)(c)(e)	215,000	186,480
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/26 (a)(b)	174,000	168,277
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (a)(b)	240,000	207,432
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (a)(b)	350,000	315,565
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (a)(b)	381,000	375,018
5.50%, 08/31/26 (a)(b)	270,000	270,586
5.38%, 07/15/27 (a)(b)	220,000	220,572
7.50%, 10/15/27	264,000	283,117
3.70%, 03/15/28 (a)	104,000	99,596
5.50%, 04/01/28 (a)(b)	273,000	275,279
7.25%, 01/15/30 (a)(b)	442,000	467,583
6.25%, 03/15/32 (a)(b)	566,000	584,872
6.00%, 02/01/33 (a)(b)	300,000	307,504
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/32 (a)	257,000	262,404
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(b)	213,000	211,555
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(b)	295,000	285,616
Service Corp. International
4.63%, 12/15/27 (a)	317,000	311,356
5.13%, 06/01/29 (a)	377,000	373,495
3.38%, 08/15/30 (a)	60,000	53,898
4.00%, 05/15/31 (a)	250,000	229,629
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	158,000	155,070
4.75%, 04/01/29 (a)	92,000	88,960
Signal Parent, Inc.
6.13%, 04/01/29 (a)(b)	111,000	76,161
Six Flags Entertainment Corp.
5.50%, 04/15/27 (a)(b)	240,000	238,444
7.25%, 05/15/31 (a)(b)	243,000	252,177
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/32 (a)(b)	100,000	102,995
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.50%, 11/28/25 (a)(b)	125,000	126,162
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(b)	248,000	232,035
4.88%, 11/15/31 (a)(b)	214,000	196,127
Sotheby's
7.38%, 10/15/27 (a)(b)	293,000	281,264
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/29 (a)(b)	200,000	173,333
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (a)(b)	157,000	154,384
Staples, Inc.
10.75%, 09/01/29 (a)(b)	818,000	771,501
12.75%, 01/15/30 (a)(b)	315,800	244,371
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Station Casinos LLC
4.50%, 02/15/28 (a)(b)	120,000	115,247
4.63%, 12/01/31 (a)(b)	145,000	134,698
6.63%, 03/15/32 (a)(b)	269,000	274,568
STL Holding Co. LLC
8.75%, 02/15/29 (a)(b)	50,000	53,055
StoneMor, Inc.
8.50%, 05/15/29 (a)(b)	139,000	124,676
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (a)(b)	350,000	353,212
5.13%, 08/01/30 (a)(b)	165,000	163,203
Tenneco, Inc.
8.00%, 11/17/28 (a)(b)	693,000	648,565
TKC Holdings, Inc.
10.50%, 05/15/29 (a)(b)	339,000	338,486
Travel & Leisure Co.
6.60%, 10/01/25 (a)(d)	147,000	149,043
6.63%, 07/31/26 (a)(b)	254,000	258,680
6.00%, 04/01/27 (a)(d)	85,000	85,284
4.50%, 12/01/29 (a)(b)	125,000	116,638
4.63%, 03/01/30 (a)(b)	191,000	177,255
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (a)	307,000	310,438
TriNet Group, Inc.
3.50%, 03/01/29 (a)(b)	245,000	227,735
7.13%, 08/15/31 (a)(b)	70,000	72,653
Uber Technologies, Inc.
4.50%, 08/15/29 (a)(b)	584,000	573,844
Under Armour, Inc.
3.25%, 06/15/26 (a)	51,000	49,466
Upbound Group, Inc.
6.38%, 02/15/29 (a)(b)	145,000	141,583
Valvoline, Inc.
3.63%, 06/15/31 (a)(b)	256,000	228,746
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(b)	62,000	54,089
Victra Holdings LLC/Victra Finance Corp.
7.75%, 02/15/26 (a)(b)	92,000	92,462
Viking Cruises Ltd.
5.88%, 09/15/27 (a)(b)	295,000	294,871
7.00%, 02/15/29 (a)(b)	195,000	197,664
9.13%, 07/15/31 (a)(b)	265,000	290,924
VOC Escrow Ltd.
5.00%, 02/15/28 (a)(b)	256,000	251,341
VT Topco, Inc.
8.50%, 08/15/30 (a)(b)	218,000	229,561
Wabash National Corp.
4.50%, 10/15/28 (a)(b)	125,000	115,230
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	551,000	524,753
8.13%, 08/15/29 (a)	285,000	285,747
3.20%, 04/15/30 (a)	362,000	291,720
4.65%, 06/01/46 (a)	100,000	67,216
4.10%, 04/15/50 (a)	365,000	237,771
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(b)	450,000	471,827
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/26 (a)(b)	323,000	321,872
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (a)(b)	113,000	110,117
William Carter Co.
5.63%, 03/15/27 (a)(b)	50,000	50,060
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
15

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(b)	50,000	42,632
WW International, Inc.
4.50%, 04/15/29 (a)(b)	73,000	18,798
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(b)	277,000	265,348
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (a)(b)	343,000	340,933
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(b)	97,000	94,966
7.13%, 02/15/31 (a)(b)	434,000	460,890
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(b)	230,000	226,385
3.63%, 03/15/31 (a)	464,000	426,227
4.63%, 01/31/32 (a)	365,000	346,284
5.38%, 04/01/32 (a)	65,000	64,483
6.88%, 11/15/37	239,000	268,277
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)(b)	213,000	220,240
7.13%, 04/14/30 (a)(b)	222,000	232,857
6.75%, 04/23/30 (a)(b)	225,000	231,469
6.88%, 04/23/32 (a)(b)	261,000	271,376
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(b)	170,000	152,422
		81,858,482
Consumer Non-Cyclical 11.7%
180 Medical, Inc.
3.88%, 10/15/29 (a)(b)	241,000	227,069
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(b)	191,000	189,964
5.00%, 04/15/29 (a)(b)	200,000	195,064
ACCO Brands Corp.
4.25%, 03/15/29 (a)(b)	165,000	153,862
Acushnet Co.
7.38%, 10/15/28 (a)(b)	183,000	192,499
AdaptHealth LLC
6.13%, 08/01/28 (a)(b)	148,000	146,818
4.63%, 08/01/29 (a)(b)	197,000	179,959
5.13%, 03/01/30 (a)(b)	226,000	206,809
AHP Health Partners, Inc.
5.75%, 07/15/29 (a)(b)	157,000	152,772
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (a)(b)	435,000	420,574
7.50%, 03/15/26 (a)(b)	260,000	263,691
4.63%, 01/15/27 (a)(b)	255,000	249,403
5.88%, 02/15/28 (a)(b)	305,000	304,559
6.50%, 02/15/28 (a)(b)	315,000	319,401
3.50%, 03/15/29 (a)(b)	245,000	227,792
4.88%, 02/15/30 (a)(b)	396,000	388,463
Amer Sports Co.
6.75%, 02/16/31 (a)(b)	141,000	143,427
AMN Healthcare, Inc.
4.63%, 10/01/27 (a)(b)	233,000	227,795
4.00%, 04/15/29 (a)(b)	145,000	135,961
Aramark Services, Inc.
5.00%, 02/01/28 (a)(b)	432,000	424,167
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(b)	524,000	510,475
3.88%, 11/01/29 (a)(b)	300,000	281,240
B&G Foods, Inc.
5.25%, 09/15/27 (a)	223,000	211,177
8.00%, 09/15/28 (a)(b)	293,000	304,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(b)	430,000	452,130
Bausch Health Americas, Inc.
9.25%, 04/01/26 (a)(b)	178,000	161,349
8.50%, 01/31/27 (a)(b)	202,000	150,506
Bausch Health Cos., Inc.
5.50%, 11/01/25 (a)(b)	540,000	520,425
9.00%, 12/15/25 (a)(b)	160,000	148,326
6.13%, 02/01/27 (a)(b)	525,000	448,822
5.75%, 08/15/27 (a)(b)	185,000	150,052
5.00%, 01/30/28 (a)(b)	75,000	42,568
4.88%, 06/01/28 (a)(b)	375,000	280,562
11.00%, 09/30/28 (b)	610,000	559,675
5.00%, 02/15/29 (a)(b)	160,000	83,382
6.25%, 02/15/29 (a)(b)	275,000	146,094
7.25%, 05/30/29 (a)(b)	178,000	94,960
5.25%, 01/30/30 (a)(b)	353,000	176,952
14.00%, 10/15/30 (a)(b)	110,000	96,779
5.25%, 02/15/31 (a)(b)	121,000	61,106
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(b)	371,000	385,644
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(b)	233,000	177,151
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)(b)	217,000	216,020
3.13%, 02/15/29 (a)(b)	25,000	24,405
3.50%, 04/01/30 (a)(b)	338,000	330,297
Central Garden & Pet Co.
5.13%, 02/01/28 (a)	60,000	59,308
4.13%, 10/15/30 (a)	90,000	82,781
4.13%, 04/30/31 (a)(b)	225,000	204,092
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (a)(b)	233,000	225,306
3.75%, 03/15/29 (a)(b)	140,000	131,288
4.00%, 03/15/31 (a)(b)	237,000	218,303
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28 (a)(b)	239,000	229,764
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/29 (a)(b)	290,000	304,243
CHS/Community Health Systems, Inc.
5.63%, 03/15/27 (a)(b)	410,000	397,155
8.00%, 12/15/27 (a)(b)	300,000	300,806
6.88%, 04/01/28 (a)(b)	543,000	429,037
6.00%, 01/15/29 (a)(b)	150,000	142,643
6.88%, 04/15/29 (a)(b)	714,000	615,158
6.13%, 04/01/30 (a)(b)	287,000	227,524
5.25%, 05/15/30 (a)(b)	785,000	704,423
4.75%, 02/15/31 (a)(b)	242,000	206,667
10.88%, 01/15/32 (a)(b)	450,000	487,697
Concentra Escrow Issuer Corp.
6.88%, 07/15/32 (a)(b)	127,000	133,012
Coty, Inc.
5.00%, 04/15/26 (a)(b)	115,000	114,745
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (a)(b)	307,000	299,901
6.63%, 07/15/30 (a)(b)	270,000	279,902
Darling Ingredients, Inc.
5.25%, 04/15/27 (a)(b)	206,000	205,665
6.00%, 06/15/30 (a)(b)	356,000	360,797
DaVita, Inc.
4.63%, 06/01/30 (a)(b)	538,000	507,632
3.75%, 02/15/31 (a)(b)	630,000	561,192
6.88%, 09/01/32 (a)(b)	350,000	358,294
See financial notes
16
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(b)	50,000	49,646
4.13%, 04/01/29 (a)(b)	200,000	189,740
Elanco Animal Health, Inc.
6.65%, 08/28/28 (a)(d)	300,000	311,407
Embecta Corp.
5.00%, 02/15/30 (a)(b)	245,000	221,128
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(b)	241,000	179,213
Encompass Health Corp.
4.50%, 02/01/28 (a)	350,000	342,457
4.75%, 02/01/30 (a)	90,000	87,322
4.63%, 04/01/31 (a)	225,000	213,241
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a)(b)	190,000	201,976
Energizer Holdings, Inc.
6.50%, 12/31/27 (a)(b)	420,000	426,184
4.75%, 06/15/28 (a)(b)	90,000	86,834
4.38%, 03/31/29 (a)(b)	125,000	117,644
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (a)(b)	228,000	240,596
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(b)	253,000	258,259
Grifols SA
4.75%, 10/15/28 (a)(b)	303,000	288,093
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/28 (a)(b)	287,000	307,749
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.88%, 09/01/25 (a)(b)	75,000	74,907
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 06/01/26 (a)(b)	44,000	3,740
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 04/15/29 (a)(b)	265,000	265,226
4.88%, 06/01/29 (a)(b)	247,000	156,226
Hologic, Inc.
4.63%, 02/01/28 (a)(b)	194,000	189,644
3.25%, 02/15/29 (a)(b)	345,000	318,910
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(b)	161,000	145,114
IQVIA, Inc.
5.00%, 10/15/26 (a)(b)	380,000	377,859
5.00%, 05/15/27 (a)(b)	370,000	367,623
6.50%, 05/15/30 (a)(b)	200,000	208,062
Jazz Securities DAC
4.38%, 01/15/29 (a)(b)	540,000	514,372
Kedrion SpA
6.50%, 09/01/29 (a)(b)	327,000	308,189
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (a)(b)	303,000	316,491
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31 (a)(b)	175,000	180,251
10.75%, 06/30/32 (a)(b)	265,000	264,366
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (a)(b)	244,000	240,366
4.13%, 01/31/30 (a)(b)	225,000	209,578
4.38%, 01/31/32 (a)(b)	312,000	287,594
Legacy LifePoint Health LLC
4.38%, 02/15/27 (a)(b)	265,000	258,786
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(b)	310,000	289,679
9.88%, 08/15/30 (a)(b)	301,000	330,477
11.00%, 10/15/30 (a)(b)	305,000	344,115
10.00%, 06/01/32 (a)(b)	117,000	127,129
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(b)	245,000	231,228
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.75%, 11/14/28 (a)(b)	308,000	336,435
Medline Borrower LP
3.88%, 04/01/29 (a)(b)	1,420,000	1,342,430
5.25%, 10/01/29 (a)(b)	490,000	481,622
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/29 (a)(b)	1,039,000	1,072,326
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/29 (a)(b)	277,000	198,437
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)(b)	445,000	328,478
5.75%, 11/01/28 (a)(b)	277,000	123,207
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(b)	62,000	67,708
Newell Brands, Inc.
5.70%, 04/01/26 (a)	220,000	219,455
6.38%, 09/15/27 (a)	368,000	370,895
6.63%, 09/15/29 (a)	293,000	293,099
6.88%, 04/01/36 (a)(d)	100,000	95,184
7.00%, 04/01/46 (a)(d)	365,000	316,806
Option Care Health, Inc.
4.38%, 10/31/29 (a)(b)	238,000	225,938
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (a)(b)	820,000	784,530
5.13%, 04/30/31 (a)(b)	300,000	281,223
6.75%, 05/15/34 (a)(b)	260,000	269,772
7.88%, 05/15/34 (a)(b)	257,000	271,117
Owens & Minor, Inc.
4.50%, 03/31/29 (a)(b)	207,000	188,573
6.63%, 04/01/30 (a)(b)	225,000	217,947
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)(b)	116,000	109,541
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(b)	195,000	186,617
Performance Food Group, Inc.
5.50%, 10/15/27 (a)(b)	375,000	373,396
4.25%, 08/01/29 (a)(b)	361,000	341,085
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (a)	260,000	256,348
4.90%, 06/15/30 (a)(d)	255,000	246,667
4.90%, 12/15/44 (a)	200,000	165,192
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	132,000	124,515
3.50%, 03/01/32 (a)	140,000	123,907
6.25%, 07/01/33 (a)	529,000	559,961
6.88%, 05/15/34 (a)	205,000	226,866
Post Holdings, Inc.
5.63%, 01/15/28 (a)(b)	135,000	134,799
5.50%, 12/15/29 (a)(b)	699,000	688,536
4.63%, 04/15/30 (a)(b)	496,000	471,728
4.50%, 09/15/31 (a)(b)	714,000	664,840
6.25%, 02/15/32 (a)(b)	100,000	102,676
Prestige Brands, Inc.
5.13%, 01/15/28 (a)(b)	177,000	174,587
3.75%, 04/01/31 (a)(b)	242,000	219,535
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (a)(b)	500,000	504,488
Primo Water Holdings, Inc.
4.38%, 04/30/29 (a)(b)	180,000	171,067
Safeway, Inc.
7.25%, 02/01/31	105,000	108,625
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
17

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (a)	245,000	245,324
4.50%, 10/15/29 (a)	62,000	58,787
4.00%, 04/01/31 (a)	135,000	121,080
4.38%, 02/01/32 (a)	136,000	122,346
Select Medical Corp.
6.25%, 08/15/26 (a)(b)	449,000	451,540
Sigma Holdco BV
7.88%, 05/15/26 (a)(b)	200,000	197,507
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(b)	150,000	141,176
Sotera Health Holdings LLC
7.38%, 06/01/31 (a)(b)	155,000	162,298
Spectrum Brands, Inc.
3.88%, 03/15/31 (a)(b)	15,000	13,337
Star Parent, Inc.
9.00%, 10/01/30 (a)(b)	265,000	283,226
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (a)(b)	115,000	120,930
SWF Holdings I Corp.
6.50%, 10/01/29 (a)(b)	120,000	63,747
Teleflex, Inc.
4.63%, 11/15/27 (a)	207,000	203,231
4.25%, 06/01/28 (a)(b)	208,000	200,093
Tempur Sealy International, Inc.
4.00%, 04/15/29 (a)(b)	190,000	176,371
3.88%, 10/15/31 (a)(b)	115,000	101,252
Tenet Healthcare Corp.
5.13%, 11/01/27 (a)	973,000	965,292
4.63%, 06/15/28 (a)	750,000	733,468
6.13%, 10/01/28 (a)	969,000	971,679
4.25%, 06/01/29 (a)	325,000	312,189
4.38%, 01/15/30 (a)	685,000	655,521
6.13%, 06/15/30 (a)	287,000	291,719
6.75%, 05/15/31 (a)(b)	273,000	283,303
6.88%, 11/15/31	70,000	76,233
Thor Industries, Inc.
4.00%, 10/15/29 (a)(b)	40,000	36,568
Toledo Hospital
4.98%, 11/15/45 (a)	172,000	133,300
6.02%, 11/15/48	170,000	156,521
TreeHouse Foods, Inc.
4.00%, 09/01/28 (a)	241,000	223,078
Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(b)	299,000	296,837
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)(b)	100,000	99,617
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (a)(b)	424,000	434,285
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(b)	125,000	130,185
4.75%, 02/15/29 (a)(b)	190,000	185,479
4.63%, 06/01/30 (a)(b)	124,000	118,769
7.25%, 01/15/32 (a)(b)	332,000	350,862
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(b)	167,000	157,030
Vector Group Ltd.
10.50%, 11/01/26 (a)(b)	55,000	55,900
5.75%, 02/01/29 (a)(b)	160,000	162,341
Vista Outdoor, Inc.
4.50%, 03/15/29 (a)(b)	233,000	233,122
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Winnebago Industries, Inc.
6.25%, 07/15/28 (a)(b)	233,000	232,285
		51,481,868
Energy 12.1%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/26 (a)(b)	254,000	257,699
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26 (a)	214,000	211,812
5.75%, 05/20/27 (a)	197,000	192,573
9.38%, 06/01/28 (a)(b)	177,000	185,984
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (a)(b)	197,000	196,913
5.75%, 01/15/28 (a)(b)	201,000	201,212
5.38%, 06/15/29 (a)(b)	275,000	271,880
6.63%, 02/01/32 (a)(b)	196,000	202,120
Antero Resources Corp.
7.63%, 02/01/29 (a)(b)	155,000	160,816
5.38%, 03/01/30 (a)(b)	229,000	226,369
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/27 (a)(b)	98,000	98,781
6.25%, 04/01/28 (a)(b)	239,000	240,205
6.63%, 09/01/32 (a)(b)	200,000	202,620
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (a)(b)	193,000	193,764
9.00%, 11/01/27 (a)(b)	121,000	147,997
8.25%, 12/31/28 (a)(b)	170,000	174,806
5.88%, 06/30/29 (a)(b)	164,000	164,085
Baytex Energy Corp.
8.50%, 04/30/30 (a)(b)	180,000	191,978
7.38%, 03/15/32 (a)(b)	246,000	254,977
Berry Petroleum Co. LLC
7.00%, 02/15/26 (a)(b)	210,000	208,110
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (a)(b)	175,000	175,446
7.00%, 07/15/29 (a)(b)	148,000	154,036
7.25%, 07/15/32 (a)(b)	153,000	160,578
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (a)(b)	623,329	654,689
10.38%, 11/15/30 (a)(b)	195,146	208,878
Bristow Group, Inc.
6.88%, 03/01/28 (a)(b)	110,000	110,547
Buckeye Partners LP
3.95%, 12/01/26 (a)	245,000	238,226
4.50%, 03/01/28 (a)(b)	120,000	115,130
6.88%, 07/01/29 (a)(b)	272,000	278,418
5.85%, 11/15/43 (a)	434,000	392,803
California Resources Corp.
8.25%, 06/15/29 (a)(b)	212,000	218,843
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (a)(b)	85,000	82,318
9.75%, 07/15/28 (a)(b)	149,000	146,622
Chesapeake Energy Corp.
5.50%, 02/01/26 (a)(b)	131,000	131,158
5.88%, 02/01/29 (a)(b)	302,000	302,904
6.75%, 04/15/29 (a)(b)	135,000	137,102
Chord Energy Corp.
6.38%, 06/01/26 (a)(b)	155,000	156,247
CITGO Petroleum Corp.
6.38%, 06/15/26 (a)(b)	287,000	289,420
8.38%, 01/15/29 (a)(b)	370,000	384,891
See financial notes
18
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Civitas Resources, Inc.
5.00%, 10/15/26 (a)(b)	132,000	130,245
8.38%, 07/01/28 (a)(b)	519,000	547,812
8.63%, 11/01/30 (a)(b)	539,000	586,299
8.75%, 07/01/31 (a)(b)	163,000	176,110
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(b)	167,000	155,870
CNX Resources Corp.
6.00%, 01/15/29 (a)(b)	274,000	275,466
7.38%, 01/15/31 (a)(b)	155,000	162,085
7.25%, 03/01/32 (a)(b)	148,000	155,069
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(b)	520,000	511,589
5.88%, 01/15/30 (a)(b)	380,000	359,519
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(b)	350,000	343,343
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)(b)	330,000	350,124
7.63%, 04/01/32 (a)(b)	234,000	241,492
7.38%, 01/15/33 (a)(b)	258,000	264,841
CVR Energy, Inc.
5.75%, 02/15/28 (a)(b)	217,000	205,710
8.50%, 01/15/29 (a)(b)	199,000	202,924
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (a)(b)	162,000	163,375
8.63%, 03/15/29 (a)(b)	281,000	295,684
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(b)	228,000	240,720
DT Midstream, Inc.
4.13%, 06/15/29 (a)(b)	246,000	233,907
4.38%, 06/15/31 (a)(b)	164,000	154,218
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (a)(b)	290,000	299,897
8.75%, 05/01/31 (a)(b)	100,000	106,305
Enerflex Ltd.
9.00%, 10/15/27 (a)(b)	223,000	231,697
Energy Transfer LP
8.00%, 05/15/54 (a)(c)	267,000	284,242
7.13%, 10/01/54 (a)(c)	150,000	152,015
EQM Midstream Partners LP
4.13%, 12/01/26 (a)	110,000	108,139
7.50%, 06/01/27 (a)(b)	183,000	188,743
6.50%, 07/01/27 (a)(b)	310,000	317,941
5.50%, 07/15/28 (a)	286,000	288,139
4.50%, 01/15/29 (a)(b)	105,000	101,847
6.38%, 04/01/29 (a)(b)	206,000	211,943
7.50%, 06/01/30 (a)(b)	235,000	256,630
4.75%, 01/15/31 (a)(b)	424,000	407,674
6.50%, 07/15/48 (a)	266,000	274,916
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(b)	512,000	480,446
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/27 (a)(b)	229,000	245,720
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/27 (a)	292,000	299,198
7.75%, 02/01/28 (a)	193,000	196,570
8.25%, 01/15/29 (a)	177,000	184,062
8.88%, 04/15/30 (a)	362,000	384,517
7.88%, 05/15/32 (a)	402,000	412,786
Global Marine, Inc.
7.00%, 06/01/28	125,000	118,268
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27 (a)	158,000	159,619
6.88%, 01/15/29 (a)	126,000	126,991
8.25%, 01/15/32 (a)(b)	161,000	167,511
Greenfire Resources Ltd.
12.00%, 10/01/28 (a)(b)	40,000	43,036
Gulfport Energy Corp.
8.00%, 05/17/26 (a)(b)	164,000	166,705
Harbour Energy PLC
5.50%, 10/15/26 (a)(b)	200,000	198,680
Harvest Midstream I LP
7.50%, 09/01/28 (a)(b)	260,000	266,847
7.50%, 05/15/32 (a)(b)	100,000	105,195
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(b)	45,000	48,525
Hess Midstream Operations LP
5.63%, 02/15/26 (a)(b)	281,000	280,451
5.13%, 06/15/28 (a)(b)	192,000	189,926
6.50%, 06/01/29 (a)(b)	100,000	103,263
4.25%, 02/15/30 (a)(b)	282,000	266,714
5.50%, 10/15/30 (a)(b)	365,000	361,836
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28 (a)(b)	100,000	100,656
5.75%, 02/01/29 (a)(b)	210,000	208,527
6.00%, 04/15/30 (a)(b)	171,000	170,228
6.00%, 02/01/31 (a)(b)	210,000	208,125
6.25%, 04/15/32 (a)(b)	278,000	277,226
8.38%, 11/01/33 (a)(b)	219,000	240,026
6.88%, 05/15/34 (a)(b)	192,000	194,338
Howard Midstream Energy Partners LLC
8.88%, 07/15/28 (a)(b)	184,000	196,304
7.38%, 07/15/32 (a)(b)	214,000	221,709
Ithaca Energy North Sea PLC
9.00%, 07/15/26 (a)(b)	200,000	203,820
ITT Holdings LLC
6.50%, 08/01/29 (a)(b)	150,000	141,563
Karoon USA Finance, Inc.
10.50%, 05/14/29 (a)(b)	210,000	216,118
Kinetik Holdings LP
6.63%, 12/15/28 (a)(b)	340,000	350,629
5.88%, 06/15/30 (a)(b)	175,000	175,711
Kodiak Gas Services LLC
7.25%, 02/15/29 (a)(b)	278,000	288,154
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (a)(b)	75,000	77,364
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 08/01/26 (a)(b)	100,000	99,623
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(b)	166,000	181,868
Matador Resources Co.
6.88%, 04/15/28 (a)(b)	222,000	227,908
6.50%, 04/15/32 (a)(b)	303,000	307,746
MEG Energy Corp.
5.88%, 02/01/29 (a)(b)	220,000	218,588
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (a)(b)	250,000	252,307
Murphy Oil Corp.
5.88%, 12/01/27 (a)	128,000	128,655
6.38%, 07/15/28 (a)	125,000	126,711
5.88%, 12/01/42 (a)(d)	172,000	157,553
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
19

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nabors Industries, Inc.
7.38%, 05/15/27 (a)(b)	640,000	647,942
9.13%, 01/31/30 (a)(b)	235,000	252,017
8.88%, 08/15/31 (a)(b)	208,000	208,580
New Fortress Energy, Inc.
6.75%, 09/15/25 (a)(b)	344,000	335,664
6.50%, 09/30/26 (a)(b)	471,000	408,096
8.75%, 03/15/29 (a)(b)	273,000	229,021
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(b)	306,000	313,198
8.38%, 02/15/32 (a)(b)	521,000	536,657
Nine Energy Service, Inc.
13.00%, 02/01/28 (a)	146,000	112,166
Noble Finance II LLC
8.00%, 04/15/30 (a)(b)	245,000	254,237
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (a)(b)	267,000	273,209
8.75%, 06/15/31 (a)(b)	187,000	199,973
Northriver Midstream Finance LP
6.75%, 07/15/32 (a)(b)	202,000	208,694
NuStar Logistics LP
5.75%, 10/01/25 (a)	225,000	225,273
6.00%, 06/01/26 (a)	189,000	190,911
5.63%, 04/28/27 (a)	210,000	210,717
6.38%, 10/01/30 (a)	100,000	104,536
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	125,000	126,728
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (a)	273,000	270,531
7.88%, 09/15/30 (a)(b)	231,000	240,398
Permian Resources Operating LLC
5.38%, 01/15/26 (a)(b)	149,000	148,997
8.00%, 04/15/27 (a)(b)	249,000	257,325
5.88%, 07/01/29 (a)(b)	250,000	250,235
9.88%, 07/15/31 (a)(b)	163,000	183,056
7.00%, 01/15/32 (a)(b)	322,000	338,054
Prairie Acquiror LP
9.00%, 08/01/29 (a)(b)	125,000	130,826
Precision Drilling Corp.
6.88%, 01/15/29 (a)(b)	197,000	200,221
Range Resources Corp.
8.25%, 01/15/29 (a)	150,000	155,562
4.75%, 02/15/30 (a)(b)	385,000	369,771
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)(b)	209,000	199,927
4.80%, 05/15/30 (a)(b)	145,000	134,705
6.88%, 04/15/40 (b)	225,000	218,241
Seadrill Finance Ltd.
8.38%, 08/01/30 (a)(b)	227,000	239,805
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/28 (a)(b)	216,000	227,695
SM Energy Co.
6.75%, 09/15/26 (a)	260,000	260,444
6.63%, 01/15/27 (a)	200,000	201,012
6.50%, 07/15/28 (a)	262,000	263,670
6.75%, 08/01/29 (a)(b)	100,000	101,643
7.00%, 08/01/32 (a)(b)	100,000	102,517
Solaris Midstream Holdings LLC
7.63%, 04/01/26 (a)(b)	120,000	121,067
South Bow Canadian Infrastructure Holdings Ltd.
7.63%, 03/01/55 (a)(b)(c)	350,000	357,569
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwestern Energy Co.
8.38%, 09/15/28 (a)	265,000	272,507
5.38%, 02/01/29 (a)	260,000	256,853
5.38%, 03/15/30 (a)	416,000	412,639
4.75%, 02/01/32 (a)	229,000	217,185
Star Holding LLC
8.75%, 08/01/31 (a)(b)	145,000	142,230
Strathcona Resources Ltd.
6.88%, 08/01/26 (a)(b)	186,000	187,097
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 03/01/27 (a)	122,000	122,019
5.00%, 06/01/31 (a)(b)	239,000	219,503
Summit Midstream Holdings LLC
8.63%, 10/31/29 (a)(b)	200,000	207,739
Sunoco LP
7.00%, 05/01/29 (a)(b)	272,000	283,548
7.25%, 05/01/32 (a)(b)	277,000	293,165
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27 (a)	269,000	269,902
5.88%, 03/15/28 (a)	190,000	190,329
7.00%, 09/15/28 (a)(b)	193,000	201,487
4.50%, 05/15/29 (a)	155,000	148,945
4.50%, 04/30/30 (a)	204,000	193,983
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(b)	225,000	210,701
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (a)(b)	120,000	119,755
5.50%, 01/15/28 (a)(b)	277,000	267,464
7.38%, 02/15/29 (a)(b)	100,000	102,297
6.00%, 12/31/30 (a)(b)	338,000	322,546
6.00%, 09/01/31 (a)(b)	260,000	246,566
Talos Production, Inc.
9.00%, 02/01/29 (a)(b)	125,000	132,899
9.38%, 02/01/31 (a)(b)	290,000	309,929
Teine Energy Ltd.
6.88%, 04/15/29 (a)(b)	162,000	162,040
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (a)(b)	255,000	247,701
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)(b)	185,000	190,782
Transocean Poseidon Ltd.
6.88%, 02/01/27 (a)(b)	243,600	243,955
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)(b)	317,000	329,022
Transocean, Inc.
8.00%, 02/01/27 (a)(b)	390,000	390,204
8.25%, 05/15/29 (a)(b)	430,000	436,039
8.75%, 02/15/30 (a)(b)	76,500	80,875
7.50%, 04/15/31	100,000	95,887
8.50%, 05/15/31 (a)(b)	205,000	208,183
6.80%, 03/15/38	235,000	199,428
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27 (a)	246,000	248,411
7.13%, 03/15/29 (a)(b)	329,000	338,216
Valaris Ltd.
8.38%, 04/30/30 (a)(b)	365,000	381,096
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(b)	438,000	414,394
6.25%, 01/15/30 (a)(b)	415,000	431,741
4.13%, 08/15/31 (a)(b)	205,000	190,160
3.88%, 11/01/33 (a)(b)	483,000	429,969
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(b)	761,000	797,522
9.50%, 02/01/29 (a)(b)	565,000	637,074
See financial notes
20
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 01/15/30 (a)(b)	547,000	559,659
8.38%, 06/01/31 (a)(b)	910,000	966,800
9.88%, 02/01/32 (a)(b)	955,000	1,061,602
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(b)	161,000	162,416
Viper Energy, Inc.
7.38%, 11/01/31 (a)(b)	219,000	233,143
Vital Energy, Inc.
7.75%, 07/31/29 (a)(b)	95,000	96,219
9.75%, 10/15/30 (a)	120,000	131,793
7.88%, 04/15/32 (a)(b)	353,000	361,668
W&T Offshore, Inc.
11.75%, 02/01/26 (a)(b)	305,000	313,294
Weatherford International Ltd.
8.63%, 04/30/30 (a)(b)	320,000	332,383
		52,901,664
Industrial Other 1.2%
Adtalem Global Education, Inc.
5.50%, 03/01/28 (a)(b)	203,000	199,840
AECOM
5.13%, 03/15/27 (a)	140,000	140,268
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/26 (a)(b)	222,000	221,512
Albion Financing 2 SARL
8.75%, 04/15/27 (a)(b)	200,000	204,656
APi Group DE, Inc.
4.13%, 07/15/29 (a)(b)	115,000	108,199
4.75%, 10/15/29 (a)(b)	155,000	148,367
Arcosa, Inc.
4.38%, 04/15/29 (a)(b)	176,000	167,032
6.88%, 08/15/32 (a)(b)	175,000	182,535
Artera Services LLC
8.50%, 02/15/31 (a)(b)	251,000	251,800
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(b)	476,000	519,231
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/26 (a)(b)	205,000	205,160
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(b)	229,000	220,356
Fluor Corp.
4.25%, 09/15/28 (a)	250,000	242,700
Global Infrastructure Solutions, Inc.
7.50%, 04/15/32 (a)(b)	216,000	220,255
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (a)(b)	126,000	115,285
Hillenbrand, Inc.
5.00%, 09/15/26 (a)	55,000	54,839
6.25%, 02/15/29 (a)	90,000	91,254
3.75%, 03/01/31 (a)	165,000	146,708
Installed Building Products, Inc.
5.75%, 02/01/28 (a)(b)	50,000	49,674
KBR, Inc.
4.75%, 09/30/28 (a)(b)	51,000	49,144
Park-Ohio Industries, Inc.
6.63%, 04/15/27 (a)	126,000	121,951
Pike Corp.
5.50%, 09/01/28 (a)(b)	225,000	219,357
8.63%, 01/31/31 (a)(b)	76,000	82,140
Steelcase, Inc.
5.13%, 01/18/29 (a)	211,000	206,860
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TopBuild Corp.
4.13%, 02/15/32 (a)(b)	300,000	273,243
Tutor Perini Corp.
11.88%, 04/30/29 (a)(b)	145,000	157,845
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.00%, 12/15/30 (a)(b)	26,006	30,297
VM Consolidated, Inc.
5.50%, 04/15/29 (a)(b)	187,000	182,122
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(b)	192,000	185,850
6.63%, 06/15/29 (a)(b)	188,000	194,278
7.38%, 10/01/31 (a)(b)	185,000	194,573
		5,387,331
Technology 7.7%
ACI Worldwide, Inc.
5.75%, 08/15/26 (a)(b)	140,000	139,672
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28 (a)(b)	200,000	179,243
Ahead DB Holdings LLC
6.63%, 05/01/28 (a)(b)	217,000	208,881
Alteryx, Inc.
8.75%, 03/15/28 (a)(b)	243,000	249,463
Amentum Escrow Corp.
7.25%, 08/01/32 (a)(b)	200,000	209,286
Amkor Technology, Inc.
6.63%, 09/15/27 (a)(b)	195,000	196,265
ams-OSRAM AG
12.25%, 03/30/29 (a)(b)	150,000	160,193
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(b)	801,000	766,928
Block, Inc.
2.75%, 06/01/26 (a)	90,000	86,522
3.50%, 06/01/31 (a)	451,000	407,494
6.50%, 05/15/32 (a)(b)	725,000	752,741
Boost Newco Borrower LLC
7.50%, 01/15/31 (a)(b)	405,000	432,210
Camelot Finance SA
4.50%, 11/01/26 (a)(b)	311,000	304,790
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(b)	110,000	115,944
Castle U.S. Holding Corp.
9.50%, 02/15/28 (a)(b)	33,000	15,666
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(b)	246,000	254,188
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(b)	383,000	385,198
Ciena Corp.
4.00%, 01/31/30 (a)(b)	153,000	144,089
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(b)	344,000	327,286
4.88%, 07/01/29 (a)(b)	340,000	327,843
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(b)	840,000	828,609
9.00%, 09/30/29 (a)(b)	1,767,000	1,779,920
8.25%, 06/30/32 (a)(b)	495,000	518,591
Coherent Corp.
5.00%, 12/15/29 (a)(b)	393,000	380,369
CommScope LLC
6.00%, 03/01/26 (a)(b)	505,000	486,694
8.25%, 03/01/27 (a)(b)	325,000	271,924
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
21

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.13%, 07/01/28 (a)(b)	265,000	195,515
4.75%, 09/01/29 (a)(b)	401,000	323,807
CommScope Technologies LLC
5.00%, 03/15/27 (a)(b)	175,000	134,158
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(b)	251,000	238,726
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(b)	125,000	123,613
CoreLogic, Inc.
4.50%, 05/01/28 (a)(b)	325,000	304,441
CPI CG, Inc.
10.00%, 07/15/29 (a)(b)	100,000	105,338
Crane NXT Co.
4.20%, 03/15/48 (a)	229,000	164,672
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	324,000	297,177
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)(b)	105,000	104,056
Dye & Durham Ltd.
8.63%, 04/15/29 (a)(b)	256,000	268,455
Elastic NV
4.13%, 07/15/29 (a)(b)	225,000	209,808
Entegris, Inc.
4.38%, 04/15/28 (a)(b)	286,000	274,959
4.75%, 04/15/29 (a)(b)	370,000	363,394
3.63%, 05/01/29 (a)(b)	115,000	105,968
5.95%, 06/15/30 (a)(b)	425,000	431,035
Everi Holdings, Inc.
5.00%, 07/15/29 (a)(b)	217,000	215,243
Fair Isaac Corp.
4.00%, 06/15/28 (a)(b)	193,000	184,484
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)(b)	285,000	296,015
Gen Digital, Inc.
6.75%, 09/30/27 (a)(b)	130,000	133,261
7.13%, 09/30/30 (a)(b)	356,000	372,160
GoTo Group, Inc.
5.50%, 05/01/28 (a)(b)	194,600	130,666
HealthEquity, Inc.
4.50%, 10/01/29 (a)(b)	275,000	262,782
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/29 (a)(b)	280,000	291,768
Imola Merger Corp.
4.75%, 05/15/29 (a)(b)	698,000	672,474
Insight Enterprises, Inc.
6.63%, 05/15/32 (a)(b)	202,000	209,248
ION Trading Technologies SARL
9.50%, 05/30/29 (a)(b)	333,000	353,844
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(b)	285,000	271,429
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(b)	544,000	534,649
5.00%, 07/15/28 (a)(b)	246,000	242,072
7.00%, 02/15/29 (a)(b)	175,000	181,887
4.88%, 09/15/29 (a)(b)	194,000	188,445
5.25%, 07/15/30 (a)(b)	624,000	608,631
4.50%, 02/15/31 (a)(b)	194,000	182,281
5.63%, 07/15/32 (a)(b)	406,000	400,297
McAfee Corp.
7.38%, 02/15/30 (a)(b)	501,000	481,021
MicroStrategy, Inc.
6.13%, 06/15/28 (a)(b)	247,000	241,996
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(b)	241,000	234,822
NCR Atleos Corp.
9.50%, 04/01/29 (a)(b)	492,000	542,452
NCR Voyix Corp.
5.13%, 04/15/29 (a)(b)	375,000	368,033
5.25%, 10/01/30 (a)(b)	331,000	322,929
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(b)	879,000	878,402
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (a)(b)	220,000	218,731
6.00%, 02/15/29 (a)(b)	231,000	147,536
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(b)	230,000	218,727
Open Text Corp.
3.88%, 02/15/28 (a)(b)	375,000	355,797
3.88%, 12/01/29 (a)(b)	376,000	346,973
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(b)	315,000	292,796
4.13%, 12/01/31 (a)(b)	95,000	86,578
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(b)	180,000	169,517
Pitney Bowes, Inc.
6.88%, 03/15/27 (a)(b)	263,000	259,950
PTC, Inc.
4.00%, 02/15/28 (a)(b)	125,000	120,929
Rackspace Finance LLC
3.50%, 05/15/28 (a)(b)	179,000	81,126
RingCentral, Inc.
8.50%, 08/15/30 (a)(b)	206,000	220,272
Rocket Software, Inc.
9.00%, 11/28/28 (a)(b)	361,000	374,810
6.50%, 02/15/29 (a)(b)	115,000	105,090
Sabre GLBL, Inc.
8.63%, 06/01/27 (a)(b)	339,000	326,124
11.25%, 12/15/27 (a)(b)	230,000	233,107
Science Applications International Corp.
4.88%, 04/01/28 (a)(b)	199,000	193,185
Seagate HDD Cayman
4.88%, 06/01/27 (a)	65,000	64,761
4.09%, 06/01/29 (a)	252,000	240,068
8.25%, 12/15/29 (a)	165,000	179,022
4.13%, 01/15/31 (a)	135,000	122,682
8.50%, 07/15/31 (a)(b)	255,000	277,518
9.63%, 12/01/32 (a)(b)	317,000	365,773
Sensata Technologies BV
4.00%, 04/15/29 (a)(b)	200,000	188,473
5.88%, 09/01/30 (a)(b)	310,000	310,693
Sensata Technologies, Inc.
4.38%, 02/15/30 (a)(b)	292,000	276,022
3.75%, 02/15/31 (a)(b)	242,000	218,754
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/26 (a)(b)	250,000	246,888
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(b)	440,000	439,926
6.50%, 06/01/32 (a)(b)	451,000	465,871
Synaptics, Inc.
4.00%, 06/15/29 (a)(b)	115,000	107,735
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(b)	158,000	149,239
Twilio, Inc.
3.63%, 03/15/29 (a)	262,000	242,258
3.88%, 03/15/31 (a)	120,000	110,205
See financial notes
22
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UKG, Inc.
6.88%, 02/01/31 (a)(b)	839,000	868,576
Unisys Corp.
6.88%, 11/01/27 (a)(b)	249,000	234,255
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (a)(b)	281,000	257,748
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(b)	219,000	195,041
Virtusa Corp.
7.13%, 12/15/28 (a)(b)	112,000	105,504
West Technology Group LLC
8.50%, 04/10/27 (a)(b)	232,000	197,648
Western Digital Corp.
4.75%, 02/15/26 (a)	793,000	786,342
Xerox Corp.
4.80%, 03/01/35	82,000	58,623
6.75%, 12/15/39	95,000	74,920
Xerox Holdings Corp.
5.50%, 08/15/28 (a)(b)	409,000	350,564
8.88%, 11/30/29 (a)(b)	125,000	117,400
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(b)	232,000	214,654
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(b)	294,000	272,017
		33,866,850
Transportation 2.4%
Air Canada
3.88%, 08/15/26 (a)(b)	545,000	526,319
Allegiant Travel Co.
7.25%, 08/15/27 (a)(b)	281,000	266,988
American Airlines, Inc.
7.25%, 02/15/28 (a)(b)	313,000	315,239
8.50%, 05/15/29 (a)(b)	480,000	499,337
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26 (b)	498,750	496,563
5.75%, 04/20/29 (b)	840,000	824,183
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(b)	311,000	304,743
4.75%, 04/01/28 (a)(b)	145,000	134,606
5.38%, 03/01/29 (a)(b)	393,000	360,440
8.00%, 02/15/31 (a)(b)	170,000	169,187
Brightline East LLC
11.00%, 01/31/30 (a)(b)	554,000	505,761
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)(b)	293,000	280,967
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)(b)	159,000	146,330
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(b)	125,000	116,468
Genesee & Wyoming, Inc.
6.25%, 04/15/32 (a)(b)	350,000	358,162
GN Bondco LLC
9.50%, 10/15/31 (a)(b)	235,000	239,408
Hertz Corp.
4.63%, 12/01/26 (a)(b)	165,000	129,682
12.63%, 07/15/29 (a)(b)	130,000	138,585
5.00%, 12/01/29 (a)(b)	327,000	220,991
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/31 (a)(b)	450,000	445,048
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (a)(b)	40,000	41,076
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rand Parent LLC
8.50%, 02/15/30 (a)(b)	468,000	468,438
RXO, Inc.
7.50%, 11/15/27 (a)(b)	117,000	121,348
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (a)(b)	400,000	250,075
Stena International SA
7.25%, 01/15/31 (a)(b)	431,000	444,126
United Airlines, Inc.
4.38%, 04/15/26 (a)(b)	1,026,000	1,002,268
4.63%, 04/15/29 (a)(b)	375,000	357,218
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (a)(b)	307,000	288,429
9.50%, 06/01/28 (a)(b)	269,000	251,831
6.38%, 02/01/30 (a)(b)	300,000	246,290
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/32 (a)(b)	225,000	233,171
XPO CNW, Inc.
6.70%, 05/01/34	71,000	73,981
XPO, Inc.
7.13%, 06/01/31 (a)(b)	83,000	86,854
7.13%, 02/01/32 (a)(b)	337,000	352,801
		10,696,913
		368,584,031

Utility 3.0%
Electric 3.0%
AES Corp.
7.60%, 01/15/55 (a)(c)	319,000	328,845
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (a)(c)	264,000	245,662
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 (a)(b)	200,000	198,316
Calpine Corp.
4.50%, 02/15/28 (a)(b)	305,000	296,060
5.13%, 03/15/28 (a)(b)	546,000	533,169
4.63%, 02/01/29 (a)(b)	327,000	312,173
5.00%, 02/01/31 (a)(b)	449,000	430,807
3.75%, 03/01/31 (a)(b)	150,000	137,108
Clearway Energy Operating LLC
4.75%, 03/15/28 (a)(b)	299,000	290,747
3.75%, 02/15/31 (a)(b)	399,000	362,337
DPL, Inc.
4.13%, 07/01/25 (a)	81,000	79,766
4.35%, 04/15/29 (a)	134,000	125,399
Edison International
8.13%, 06/15/53 (a)(c)	130,000	136,820
Electricite de France SA
9.13%, (a)(b)(c)(e)	481,000	544,672
Emera, Inc.
6.75%, 06/15/76 (a)(c)	333,000	335,341
EUSHI Finance, Inc.
7.63%, 12/15/54 (a)(b)(c)	259,000	269,076
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(b)	201,000	189,841
Lightning Power LLC
7.25%, 08/15/32 (a)(b)	375,000	387,777
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (a)(b)	148,000	143,305
4.50%, 09/15/27 (a)(b)	356,000	344,166
7.25%, 01/15/29 (a)(b)	271,000	283,971
See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
23

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)(b)	189,000	186,763
4.25%, 05/15/29 (a)(b)	287,000	262,105
9.00%, 02/15/30 (a)(b)	333,000	358,103
NRG Energy, Inc.
6.63%, 01/15/27 (a)	350,000	351,352
5.75%, 01/15/28 (a)	240,000	240,478
3.38%, 02/15/29 (a)(b)	265,000	243,403
5.25%, 06/15/29 (a)(b)	139,000	137,507
3.63%, 02/15/31 (a)(b)	235,000	210,450
3.88%, 02/15/32 (a)(b)	274,000	246,048
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(b)	206,000	198,274
PG&E Corp.
5.00%, 07/01/28 (a)	318,000	311,730
5.25%, 07/01/30 (a)	352,000	344,857
Sunnova Energy Corp.
5.88%, 09/01/26 (a)(b)	78,000	73,347
11.75%, 10/01/28 (a)(b)	159,000	147,773
Talen Energy Supply LLC
8.63%, 06/01/30 (a)(b)	396,000	429,160
Terraform Global Operating LP
6.13%, 03/01/26 (a)(b)	115,000	115,337
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(b)	353,000	346,622
4.75%, 01/15/30 (a)(b)	120,000	113,415
Topaz Solar Farms LLC
5.75%, 09/30/39 (b)	91,072	89,903
TransAlta Corp.
7.75%, 11/15/29 (a)	156,000	165,232
6.50%, 03/15/40	109,000	113,478
Vistra Operations Co. LLC
5.50%, 09/01/26 (a)(b)	383,000	382,895
5.63%, 02/15/27 (a)(b)	445,000	444,642
5.00%, 07/31/27 (a)(b)	570,000	564,580
4.38%, 05/01/29 (a)(b)	712,000	682,115
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.75%, 10/15/31 (a)(b)	205,000	218,275
6.88%, 04/15/32 (a)(b)	195,000	202,672
		13,155,874
Total Corporates (Cost $422,484,294)		431,139,404

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (f)	3,136,739	3,136,739
Total Short-Term Investments (Cost $3,136,739)		3,136,739
Total Investments in Securities (Cost $425,621,033)		434,276,143

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $357,518,873 or 81.4% of net assets.

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(f)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$431,139,404	$—	$431,139,404
Short-Term Investments[1]	3,136,739	—	—	3,136,739
Total	$3,136,739	$431,139,404	$—	$434,276,143

[1]	As categorized in the Portfolio Holdings.
See financial notes
24
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $425,621,033)		$434,276,143
Cash		215,654
Receivables:
Interest		7,238,644
Investments sold		1,873,453
Dividends	+	7,032
Total assets		443,610,926

Liabilities
Payables:
Investments bought		4,453,351
Management fees	+	9,237
Total liabilities		4,462,588
Net assets		$439,148,338

Net Assets by Source
Capital received from investors		$428,301,620
Total distributable earnings	+	10,846,718
Net assets		$439,148,338

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$439,148,338		16,600,000		$26.45

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).

See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
25

Schwab High Yield Bond ETF
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$10,404,119
Dividends received from securities - unaffiliated issuers	+	43,648
Total investment income		10,447,767

Expenses
Management fees		41,912
Total expenses	–	41,912
Net investment income		10,405,855

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(275,010)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	8,472,624
Net realized and unrealized gains		8,197,614
Increase in net assets resulting from operations		$18,603,469
See financial notes
26
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		7/11/23*-8/31/23
Net investment income		$10,405,855	$463,067
Net realized losses		(275,010)	(16,014)
Net change in unrealized appreciation (depreciation)	+	8,472,624	182,486
Increase in net assets resulting from operations		$18,603,469	$629,539

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,386,290 )	$—

TRANSACTIONS IN FUND SHARES[1]
	9/1/23-8/31/24			7/11/23*-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,800,000	$383,013,406	1,800,000	$45,288,214
Net transactions in fund shares		14,800,000	$383,013,406	1,800,000	$45,288,214

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/23-8/31/24			7/11/23*-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,800,000	$45,917,753	—	$—
Total increase	+	14,800,000	393,230,585	1,800,000	45,917,753
End of period		16,600,000	$439,148,338	1,800,000	$45,917,753

*	Commencement of operations.
[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
27

Schwab High Yield Bond ETF
Financial Notes

1. Business Structure of the Fund:
Schwab High Yield Bond ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab High Yield Bond ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index®ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company ETF
Schwab Municipal Bond ETF	Schwab Fundamental U.S. Small Company ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab High Yield Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. dollar denominated below investment grade corporate debt. To pursue its goal, the fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services —Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds, which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
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Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Schwab High Yield Bond ETF  | Annual Holdings and Financial Statements
29

Schwab High Yield Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of August 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.  To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
30
Schwab High Yield Bond ETF  | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Schwab High Yield Bond ETF  | Annual Holdings and Financial Statements
31

Schwab High Yield Bond ETF
Financial Notes (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Non-U.S. Issuer Risk. The fund may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Privately Issued Securities Risk. Privately issued securities, including those purchased pursuant to Rule 144A under the Securities Act of 1933, as amended (the 1933 Act), are generally not traded on established markets. Privately issued securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the fund to sell these bonds. Delay or difficulty in selling such securities may result in a loss to the fund.
Portfolio Turnover Risk. The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index or in response to market conditions. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
32
Schwab High Yield Bond ETF  | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Financial Notes (continued)

3. Risk Factors (continued):
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.03% of the fund’s average daily net assets. Prior to September 25, 2023 the management fee for the fund was 0.10%.For the period ended August 31, 2024 the aggregate net advisory fee paid to the investment adviser was 0.03% (annualized) for the fund, as a percentage of the fund’s average daily net assets.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex, in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
Schwab High Yield Bond ETF  | Annual Holdings and Financial Statements
33

Schwab High Yield Bond ETF
Financial Notes (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2024, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
$34,553,631	$32,970,245

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2024, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$375,800,554	$—
For the period ended August 31, 2024, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2024, are disclosed in the fund’s Statement of Operations, if any.

9. Federal Income Taxes:
As of August 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$425,633,200	$9,620,532	($977,589 )	$8,642,943

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
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Schwab High Yield Bond ETF  | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$2,494,368	$8,642,943	($290,593 )	$10,846,718
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the fund had capital loss carryforwards of $290,593.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current fiscal year ended distributions
Ordinary Income	$8,386,290
Prior fiscal year ended distributions
Ordinary Income	-
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

10. Share Splits:
Effective September 25, 2024, the Board authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights, Statement of Assets and Liabilities and Statement of Changes in Net Assets for the fund have been retroactively adjusted for the period ended August 31, 2024 and all prior periods to reflect the share split.

11. Subsequent Events:
Other than the planned changes for the share split discussed in Note 10, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab High Yield Bond ETF  | Annual Holdings and Financial Statements
35

Schwab High Yield Bond ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab High Yield Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab High Yield Bond ETF (the “Fund”), one of the funds constituting Schwab Strategic Trust, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year in the period then ended and for the period from July 11, 2023 (commencement of operations) through August 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from July 11, 2023 (commencement of operations) through August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 17, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab High Yield Bond ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s limited investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees also considered Schwab’s
Schwab High Yield Bond ETF | Annual Holdings and Financial Statements
37

Schwab High Yield Bond ETF
overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered that the Fund commenced investment operations on July 11, 2023 and therefore had less than one year of performance history available.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. dollar denominated below investment grade corporate debt indexes. The Board also noted that, at a meeting held on September 20, 2023, it had approved an amendment to the Agreement to reflect a reduction to the advisory fee paid by the Fund to CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. Although the Fund had a limited operating history, the Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab High Yield Bond ETF | Annual Holdings and Financial Statements

MFR121806-01
00303676

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Not applicable.

	(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab High Yield Bond ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 17, 2024